Filed on: April 29, 2026	File No. 333-142084 File No. 811-21104

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	25	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	40	☒
(Check appropriate box or boxes)
VARIABLE ANNUITY ACCOUNT A
(EliteDesigns)

(Exact Name of Registered Separate Account)
First Security Benefit Life Insurance and Annuity Company of New York

(Name of Insurance Company)
121 State Street, Albany, New York 12207

(Address of Insurance Company’s Principal Executive Offices)
1-800-355-4570

(Insurance Company’s Telephone Number, Including Area Code)
Alison Pollock, Assistant General Counsel
First Security Benefit Life Insurance and Annuity Company of New York
One Security Benefit Place, Topeka, KS 66636-0001

(Name and Address of Agent for Service
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)
☒ on May 1, 2026, pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on May 1, 2026, pursuant to paragraph (a)(1) of rule 485 under the Securities Act.
If appropriate, check the following box:
☐
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:
☐
New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐
Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
☒
Insurance Company relying on Rule 12h-7 under the Exchange Act
☐
Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Prospectus
May 1, 2026

ELITEDESIGNS® VARIABLE ANNUITY
Important Privacy Notice Included
Variable annuity contracts issued by
First Security Benefit Life Insurance and Annuity Company of New York
and offered by Security Distributors, LLC
32-70130-02 2026/05/01
V7013B (PRS)

ELITEDESIGNS® VARIABLE ANNUITY
(for Contracts issued on or after April 18, 2011)
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
Variable Annuity Account A
Issued By:	Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York 121 State Street Albany, New York 12207 1-800-355-4570 www.fsbl.com	First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the EliteDesigns Variable Annuity—an Individual Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified contract. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract may be available through third-party financial intermediaries who charge an advisory fee for their services. This fee is in addition to Contract fees and expenses. If you elect to pay the advisory fee from your Contract Value, then this deduction will reduce death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current Owners.
The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, taxes, and tax penalties.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company, called Variable Annuity Account A (the “Separate Account”). Each Subaccount invests in a corresponding mutual fund (each, an “Underlying Fund”). More information about the Underlying Funds currently available under the Contract is available in Appendix A to this Prospectus (entitled “Investment Options Available Under the Contract”).
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. Our obligations under the Contract are subject to our financial strength and claims-paying ability. This Prospectus should be kept for future reference. Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract Value. You should review this Prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date: May 1, 2026
V7013B (PRS)
Protected by U.S. Patent No. 7,251,623 B1.
32-70130-02 2026/05/01

2

3

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”) — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Options.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Annuity Options 1 through 6.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Company — First Security Benefit Life Insurance and Annuity Company of New York. The Company is also identified herein as “we,” “our,” or “us.”
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. The Contract Date is usually the date that the initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Investment Options — The Subaccounts .
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
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Separate Account — Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is scheduled to be closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Annuity Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
Overview of the Contract

Purpose of the Contract — The Contract is a variable annuity contract. It is designed for retirement planning purposes. You make investments in the Contract’s investment options during the accumulation phase. The value of your investments is used to calculate your benefits under the Contract. At the end of the accumulation phase, we use that accumulated value to calculate the payments that we make during the annuity phase. These payments can provide or supplement your retirement income. Generally speaking, the longer your accumulation phase, the greater your accumulated value may be for setting your benefits and annuity payouts. The Contract also includes a death benefit to help financially protect your Designated Beneficiary.
This Contract may be appropriate for you if you have a long investment time horizon. This Contract is not intended for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading in the Subaccounts that are available under the Contract. Because of the possibility of income tax and tax penalties on early withdrawals, the Contract should not be viewed as an investment vehicle offering low cost liquidity. Your financial goal in acquiring the Contract should focus on a long-term insurance product, offering the prospect of investment growth.
Phases of the Contract — The contract has two phases: (1) an accumulation phase (for savings) and (2) an annuity (payout) phase (for income).
Accumulation Phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. To accumulate value during the accumulation phase, you invest your Purchase Payments and earnings in the Subaccounts that are available under the Contract, which, in turn, invest in Underlying Funds with different investment strategies, objectives, and risk/reward profiles. You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending in part on the investment performance of the Underlying Fund in which such Subaccount invests.
Additional information about the Underlying Funds currently available under the Contract  is provided in Appendix A: Investment Options Available Under the Contract.
Annuity (Payout) Phase. The Annuity phase occurs after the Annuity Start Date and is when you or a designated payee begin receiving regular Annuity payments from your Contract. The Contract provides several Annuity Options. You should carefully review the Annuity Options with your financial or tax adviser. We may make other Annuity Options available upon request. We may also discontinue the availability of one or more of these options at any time.
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Please note that if you annuitize, your investments will be converted to income payments and you generally will no longer be able to withdraw money at will from your Contract. However, if the Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Annuity Option 5, withdrawals (other than systematic withdrawals or withdrawals to pay investment advisory fees) are permitted after the Annuity Start Date. The Return of Premium Death Benefit terminates upon annuitization. The Company will continue to deduct the monthly Return of Premium Death Benefit Rider charge if you elect Annuity Option 5 or 6.
Contract Features —
Accessing Your Money. Before your Contract is annuitized, you can withdraw money from your Contract at any time. If you take a withdrawal, you may have to pay income taxes, including a tax penalty, if you are younger than age 59½.
Tax Treatment. You can transfer money between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are taxed only upon: (1) making a withdrawal; (2) surrender of the Contract; (3) receiving a payment from us; or (4) payment of a death benefit.
Death Benefit. The Contract includes a standard death benefit equal to the Contract Value reduced by any uncollected premium tax. If you purchased the optional rider that provides an enhanced death benefit, you have the opportunity to leave your beneficiary a death benefit greater than the standard death benefit.
Return of Premium Death Benefit. For an additional cost, under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date.
Advisory Fees. Deductions from your Contract Value to pay third-party advisory fees are treated as withdrawals under the Contract. If you elect to pay advisory fees from your Contract Value, then the deduction will reduce the death benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Additional Services — We offer several additional services:

Dollar Cost Averaging. You direct us to systematically transfer Contract Value among the Subaccounts on a monthly, quarterly, semiannual, or annual basis.
Asset Reallocation Option. You direct us to automatically reallocate your Contract Value to return to your original percentage investment allocations on a periodic basis.
Automatic Investment Program. Purchase Payments are automatically paid from your bank account on a specified day each month or pursuant to a salary reduction agreement.
Systematic Withdrawals. You receive regular automatic withdrawals from your Contract, on a monthly, quarterly, annual or semi-annual basis, provided that each payment must amount to at least $100 (unless we consent otherwise).
Important Information You Should Consider About the Contract

FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?	No. The Company does not assess a withdrawal charge on full or partial withdrawals.	Fee Table Fee Table – Examples Charges and Deductions
Are There Transaction Charges?	No. There are no charges for other transactions.	Not Applicable
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FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus
Are There Ongoing Fees and Expenses?
Yes. The tables below describe the current fees and expenses of the Contract that you may pay each year, depending on the Investment Options and optional benefits you choose and the date your Contract was issued. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Contracts issued before February 1, 2013:

Fee Table
Fee Table
–
Examples
Charges
and
Deductions
– Mortality
and
Expense
Risk
Charge
Charges
and
Deductions
– Return of
Premium
Death
Benefit
Rider
Charge
Charges
and
Deductions
– Adminis-
tration
Charge
Appendix
A –
Underlying
Funds
Available
Under the
Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.25%	0.45%
	Investment options[2] (Underlying Fund fees and expenses)	0.09%	5.82%
	Optional benefit available for an additional charge[3]	0.10%	0.10%
1
As a percentage of Contract Value allocated to the Separate Account. The Base Contract Annual Fee is
0.55% during the Annuity Period.
2
As a percentage of Underlying Fund average net assets.
3
As a percentage of Contract Value

	Contracts issued on or after February 1, 2013:
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.25%	0.45%
	Investment options[2] (Underlying Fund fees and expenses)	0.09%	5.82%
	Optional benefit available for an additional charge[3]	0.35%	0.35%
1
As a percentage of Contract Value allocated to the Separate Account. The Base Contract Annual Fee is
0.55% during the Annuity Period.
2
As a percentage of Underlying Fund average net assets.
3
As a percentage of Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

Lowest Annual Cost: $326.57	Highest Annual Cost: $4,747.18
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of Base Contract charge and
Underlying Fund fees and expenses
●No optional benefits
●No advisory fees
●No additional Purchase Payments, transfers or withdrawals

Assumes:
●Investment of
$100,000
●5% annual
appreciation
●Most expensive
combination of Base
Contract charge,
optional benefit and
Underlying Fund fees
and expenses
●No advisory fees
●No additional Purchase
Payments, transfers or
withdrawals

RISKS	Location in Prospectus
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Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No.
●This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
●Withdrawals may reduce or terminate Contract guarantees and may result in taxes and tax penalties.
●The benefits of tax deferral and long-term income mean the Contract is more beneficial to investors with a long-time horizon.
The Contract – General
What are the Risks Associated with the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the
Investment Options that are available under the Contract.
●Each investment option has its own unique risks.
●You should review the Investment Options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
Whate are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us, First Security
Benefit Life Insurance and Annuity Company of New York. Any obligations, guarantees or benefits of the Contract are subject to our claims-paying ability.
If we experience financial distress, we may not be able to meet our obligations to you. More information about First Security Benefit Life Insurance and
Annuity Company of New York, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.fsbl.com.
Information About the Company, the Separate Account, and the Underlying Funds – First Security Benefit Life Insurance and Annuity Company of New York
	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes.
●Certain investment options may not be available under your Contract.
●Certain Subaccounts prohibit you from transferring out and back in the same
Subaccount within a period of calendar days.
●We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.
●We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.
●We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments.
The Contract – Allocation of Purchase Payments The Contract – Transfers of Contract Value – Frequent Transfer Restrictions Other Information – Changes to Investments
Are There Any Restrictions on Contract Benefits?
Yes.
●The Return of Premium Death Benefit is only available at Contract issue.
You cannot change or cancel it after issue.
●We reserve the right to stop offering the Return of Premium Death Benefit for purchase at any time.
●We do not have the right to modify or terminate an optional benefit.
Withdrawals, however, may reduce the value of the Return of Premium
Death Benefit by an amount greater than the value withdrawn or result in termination of the benefit.
Benefits Under the Contract – Return of Premium Death Benefit
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	TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
●If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
●Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
●If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit deferral under the Contract.
●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.

The Contract –
Withdrawals to Pay
Advisory Fees
Charges and Deductions
– Deduction of Advisory
Fees
Federal Tax Matters –
Introduction
Federal Tax Matters –
Income Taxation of
Annuities in General—
Non-Qualified Contracts

	CONFLICTS OF INTEREST	Location in Prospectus
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Other Information – Sale of the Contract
Should I Exchange my Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Additional Compensation Paid to Selected Selling Broker-Dealers
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract, or transfer Contract Value between Investment Options. State premium taxes may also be deducted. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.
Transaction Expenses
Charge
Sales Load Imposed on Purchase Payments	None
Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Processing Fee (per transfer)	None
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Underlying Fund fees and expenses). If you choose to purchase the optional rider, you will pay additional charges, as shown below.
Annual Contract Expenses
Charge
Administrative Expenses	None
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Charge
Base Contract Expenses (as a percentage of average Contract Value)	0.45%[1]
Optional Benefit Expenses – Return of Premium Death Benefit Rider Charge (as a percentage of Contract Value)	0.10%[2]
Optional Benefit Expenses – Return of Premium Death Benefit Rider Charge (as a percentage of Contract Value)	0.35%[3]
1 This charge is comprised of both an annual mortality and expense risk charge and an annual administration charge. The administration charge is equal to an annual rate of 0.25% and is deducted daily. We reserve the right to apply a higher administration charge to new Subaccounts we add in the future. The mortality and expense risk charge is 0.20% but is reduced to 0.00% for Contract Values of $500,000 or more. Any mortality and expense risk charge above the minimum charge of 0.00% is deducted from your Contract Value on a monthly basis. During the
Annuity Period, the mortality and expense risk charge is 0.30%; thus, during the Annuity Period the Base Contract Expenses are 0.55% in lieu of the amount described above.
2 This is the Optional Benefit Expense for Contracts issued before February 1, 2013.
3 This is the Optional Benefit Expense for Contracts issued on or after February 1, 2013.

The next table below shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A to this Prospectus.
Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.09%	5.82%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.09%	5.67%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2027.

Examples — These Examples are intended to help you compare the cost of investing in the Subaccounts with the cost of investing in other annuity contracts that offer Variable Options. These costs include transaction expenses, Annual Contract Expenses and annual Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract. The Examples do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such fees were reflected, the costs would be higher.
The Example assumes all Contract value is allocated to the Subaccounts. Your costs could differ from those shown below if you invest in the Fixed Account (if available).
These Examples assume that you invest $100,000 in the Subaccounts for the time periods indicated. The Examples also assume that your investment has a 5% return each year and you elect the optional benefit available for an additional charge. The first Example assumes the most expensive Annual Underlying Fund Expenses. The second Example assumes the least expensive Annual Underlying Fund Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on the Most Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$6,566.38	$19,381.73	$31,785.23	$61,077.93
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period.	$6,566.38	$19,381.73	$31,785.23	$61,077.93
Based on the Least Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$908.29	$2,838.39	$4,930.42	$10,960.81
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period	$908.29	$2,838.39	$4,930.42	$10,960.81
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Principal Risks of Investing in the Contract

Risk of Investment Loss — The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract.
This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk/Withdrawal Risk — This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A tax may be assessed on withdrawals and surrenders, and it could be substantial. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal could reduce the value of the optional benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long time horizon.
Subaccount Risk — Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.
Managed Volatility Fund Risk — Certain Underlying Funds utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the Contract’s guaranteed rider benefits, like living and death benefits, because they reduce the incidence of extreme outcomes, including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your Contract Value and guaranteed rider benefits and may therefore conflict with your personal investment objectives. In addition, the cost of these hedging strategies may negatively impact performance.
Purchase Payment Risk — Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.
Financial Strength and Claims-Paying Ability Risk — All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Business Disruption and Cybersecurity Risk — Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts. For more information about these risks, see “More About the Contract – Business Disruption and Cybersecurity Risks.”
Tax Consequences Risk — Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
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Advisory Fee Deduction Risk — If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit and guaranteed rider benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Contract Changes Risk — From time to time, we make changes to the Contract. We may limit the number of transfers to 14 in a Contract Year. We may restrict your ability to make subsequent Purchase Payments. We may limit the number of loans you may have outstanding at any time. We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract in accordance with applicable law. We may change the investment restrictions under certain optional benefits, and we may stop offering for purchase any currently available optional benefit at any time.
Information About the Company, the Separate Account, and the Underlying Funds

First Security Benefit Life Insurance and Annuity Company of New York — First Security Benefit Life Insurance and Annuity Company of New York is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a wholly-owned subsidiary of Security Benefit Life Insurance Company and is a member of the Financial Regulatory Authority (“FINRA”).
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.fsbl.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a
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corresponding Underlying Fund. Contract value allocated to a Subaccount will vary based on the investment experience of the corresponding Underlying Fund in which the Subaccount invests. There is a risk of loss of the entire amount invested.
The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Changes to Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.
We do not guarantee the investment results of the Separate Account. Accumulated Value allocated to a Subaccount will vary based on the investment experience of the corresponding Investment Option in which the Subaccount invests. You bear the risk of any decline in the Accumulated Value of your Contract resulting from the performance of the Investment Option you have chosen. There is a risk of loss of the entire amount invested.
Underlying Funds — Each Underlying Fund is an open-end management investment company or a series thereof and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies of the Underlying Fund. Each Underlying Fund has its own investment objectives and policies.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ managed volatility strategies that are intended to reduce the Underlying Fund’s overall volatility and downside risk, and those Underlying Funds may help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in an Underlying Fund without a managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in an Underlying Fund with a managed volatility strategy may be helpful in a declining market with higher market volatility because the strategy will often reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in an Underlying Fund with a managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). If you allocate Contract Value to a Subaccount that invests in a fund of funds, you will indirectly bear the fees and expenses of both the top-tier and bottom-tier funds, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities or other assets.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on the corresponding Subaccount may become low and possibly negative.
Shares of the Underlying Funds currently are not publicly traded. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies as other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds, and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Fund to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.
Information regarding each Underlying Fund, including its (i) name, (ii) type or investment objective, (iii) investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance, is available in an appendix to this Prospectus. See Appendix A: Underlying Funds Available Under the Contract. We cannot assure that any Underlying Fund will achieve its objective. Each Underlying Fund has issued a prospectus that contains more detailed information about the Underlying Fund. Read these prospectuses carefully before investing. Paper or electronic copies of the Underlying Fund prospectuses may be obtained by calling us at 1-800-888-2461, e-mailing us at FSBLProspectusRequests@securitybenefit.com or visiting https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=NRVA30033&template=fsblny.
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Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) receives payments from some of the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receives can be significant. Where these payments are made, the advisers, sub-advisers, or distributors (or affiliate thereof) of those Underlying Funds have increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments can be used by the Company for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and in the Company’s role as an intermediary for the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its affiliate, SDL, the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund’s investment returns. Currently, the Company and SDL receive 12b-1 fees ranging from 0.25% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in Underlying Funds that pay 12b-1 fees.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.25% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in an Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is based on a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. In the case of certain of the Underlying Funds, the Underlying Fund’s adviser, sub-adviser, distributor, or affiliates provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, pay the Company (or its affiliates) and/or selling firms amounts to participate in their national and regional sales conferences and meetings with their sales desks, and/or provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive for them to market the Underlying Funds when offering or distribution the Contract and to cooperate with their promotional efforts for the Underlying Funds.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments described above that range in total from a minimum of 0.25% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in an Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for the Company to meet its revenue targets. See “Administration Charge.”
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also
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considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant assets. The Company does not recommend or endorse any particular Underlying Fund and does not provide investment advice.
Charges and Deductions

Certain charges will be deducted in connection with the Contract, as described below.
Transaction Expenses
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge upon the Annuity Start Date. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.
Deduction of Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time, and you may authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. You may terminate your investment adviser authorization at any time by sending written and signed notice of termination to our Administrative Office or submitting an electronic notice of termination to AAWF-NF@securitybenefit.com.
We will treat each deduction as a partial withdrawal from your Contract. The Company will deduct the amount of the withdrawal from the Contract Value in the Subaccounts, according to the Owner’s or authorized investment adviser’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay the investment adviser's fees may be subject to federal and state income tax and a 10% federal penalty tax.
In a series of recent private letter rulings, the IRS has recognized that investment adviser fees may, in certain circumstances and subject to certain conditions, be deemed a part of a Non-Qualified Contract rather than a taxable distribution. We have received such a private letter ruling from the IRS and intend to tax report in accordance with that ruling.
The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Withdrawals from your Contract Value to pay advisory fees will reduce the death benefits and other guaranteed benefits under the Contract, perhaps significantly. See “Death Benefit” for an example of how withdrawals to pay advisory fees impact the Contract Value and standard death benefit.
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Annual Contract Expenses
Administrative Expenses
The Company does not deduct Administrative Expenses from your Contract.
Base Contract Expenses
Mortality and Expense Risk Charge — The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to a mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value at the time the charge is deducted, as set forth in the table below.
Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
Less than $500,000	0.20%
$500,000 or more	0.00%
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis, of each Subaccount’s average daily net assets. The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.
The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.
The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract (i.e., for deaths occurring sooner than the Company’s actuarial tables predict).
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is 0.25%. The Company guarantees that this charge will not increase for the Subaccounts available under the Contract as of the date of this Prospectus; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that we add in the future that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for the Company to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary for, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
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Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.
The Company deducts a monthly charge from your Contract Value for the Return of Premium Death Benefit rider. The Company deducts the monthly charge from your Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The amount of the rider charge is equal to 0.35% (for Contracts issued on or after February 1, 2013) or 0.10% (for Contracts issued before February 1, 2013), on an annual basis, of your Contract Value.
Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract and may vary from year to year.
Payment of Compensation — The Company pays commissions to SDL and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. Commissions and other incentives or payments (discussed below) are not charged directly to Owners or the Separate Account. The Company uses its corporate assets to pay commissions and other costs of distributing the Contract. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract (including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract) or from its General Account.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a non-tax qualified contract (“Non-Qualified Contract”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code ("IRA" or “Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Contract. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
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Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider) are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are noncash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. Subject to the Aggregate Purchase Payment Limit discussed below, the Company will accept, without prior Company approval, an initial Purchase Payment in an amount up to $2,000,000 provided that (i) the Owner age at the time of issue is 81 or older (but not older than the maximum issue age) or (ii) the Contract is issued with a Return of Premium Death Benefit Rider. Subject to the Aggregate Purchase Payment Limit discussed below, the Company will accept, without prior Company approval, an initial Purchase Payment in an amount up to $3,000,000 provided that (i) the Owner age at the time of issue is 80 or younger and (ii) the Contract is issued without a Return of Premium Death Benefit Rider. The Company will not accept, without prior Company approval, aggregate Purchase Payments in an amount that exceeds $3,000,000 under all variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner (the “Aggregate Purchase Payment Limit”). The Company has the right to refuse any Purchase Payment and to cease accepting Purchase Payments.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company, in good order. In this regard “good order” means that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and the initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
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The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, any such Purchase Payment will not be processed until it is in good order. In this regard, “good order” means that the Purchase Payment is preceded or accompanied by sufficient information to properly credit such Purchase Payment. Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about the Owner’s account to government regulators. In addition, the Company may be required to block the Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations must be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option (each, an “Automatic Allocation Program”) by telephone provided the proper form is properly completed, signed, and received by the Company at its Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”
Fund Liquidations. If your allocation instructions include a Subaccount that has become no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate the applicable portion of any subsequent Purchase Payments to the Rydex VIF U.S. Government Money Market Subaccount, and any automatic allocation instructions for scheduled transfers that include a Subaccount that is no longer available due to a fund liquidation will be terminated. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Subaccount that is no longer available due to a fund liquidation), you will need to submit a new form to us. If you request a transfer of Contract Value to a Subaccount that is no longer available due to a fund liquidation, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts. We reserve the right to close Subaccounts. If we close a Subaccount (a “Closed Subaccount”), you may be prevented from allocating Purchase Payments or Contract Value to that Subaccount. The table below lists the Closed Subaccounts, and the effective date on which the Subaccounts were closed or will close.
Closed Subaccounts	Effective Date
Alger Capital Appreciation	April 30, 2021
Lord Abbett Series Developing Growth VC	May 5, 2021
Vanguard® VIF Small Company Growth	May 1, 2019
In the event that we receive a request to allocate Purchase Payments or Contract Value to a Closed Subaccount, we will handle that transaction as follows:
New Applications. If we receive an application for a Contract with an allocation to a Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to
19

hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. Except as provided below, if we receive a Purchase Payment for an existing Contract with an allocation a Closed Subaccount, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount. If you have automatic allocation instructions designating allocation to a Closed Subaccount pursuant to an Automatic Allocation Program as of the date that a Subaccount is closed, your automatic allocation instructions will be terminated as of the close of business on that date. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to a Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Notwithstanding the foregoing:
●
If you had Contract Value allocated to the Alger Capital Appreciation on April 30, 2021, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Alger Capital Appreciation Subaccount pursuant to an Automatic Allocation Program will remain in effect.
●
If you had Contract Value allocated to the Lord Abbett Series Developing Growth VC Subaccount on May 5, 2021, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Lord Abbett Series Developing Growth VC Subaccount pursuant to an Automatic Allocation Program will remain in effect.
●
If you had Contract Value allocated to the Vanguard® VIF Small Company Growth Subaccount on May 1, 2019, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Vanguard® VIF Small Company Growth Subaccount pursuant to an Automatic Allocation Program will remain in effect.
Dollar Cost Averaging Option — For no additional charge, prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, as of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under
20

this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received by the Company. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option.
Asset Reallocation Option — For no additional charge, prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, as of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee, for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you may also elect the Dollar Cost Averaging Option.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and received at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the applicable cut-off time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests is 2:00 p.m.
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Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one hour prior to closing. See “Cut-Off Times.” In addition, a transfer request will not be processed until it is in good order. In this regard, “good order” means that the transfer request is preceded or accompanied by sufficient information to properly execute the transfer.
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Donoghue, Rydex and certain Federated Subaccounts. In addition, transfers are subject to frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer processing fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing an Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher, which are reflected in Underlying Fund performance. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of an affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
●
the total dollar amount being transferred;
●
the number of transfers you made within a period of time;
●
transfers to and from (or from and to) the same Subaccount;
●
whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
●
whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
There is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners. If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period beginning on the date of the letter.
In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000.
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Subaccount	Number of Round Trip Transfers
Federated Hermes High Income Bond II	2[1]
1
Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that
Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transfer money out of the NAA SMid-Cap Value Series Subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the NAA SMid-Cap Value Series Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
AB Discovery Value, AB Relative Value, AB Sustainable Global Thematic, AB VPS Dynamic Asset Allocation	30 days
Alger Capital Appreciation[1], Alger Large Cap Growth	30 days
Allspring Opportunity VT, Allspring VT Discovery All Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days
AFIS Capital World Growth and Income, AFIS U.S. Government Securities, AFIS
Washington Mutual Investors, American Funds IS® Asset Allocation, American Funds IS®
Capital World Bond, American Funds IS® EUPAC FundTM, American Funds IS® Global
Growth, American Funds IS® Growth, American Funds IS® Growth-Income, American
Funds IS® International Growth and Income, American Funds IS® Mortgage, American
Funds IS® New World, American Funds IS® SMALLCAP World Fund®
30 days
BlackRock Advantage Large Cap Core V.I., BlackRock Basic Value V.I., BlackRock Capital
Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I.,
BlackRock High Yield V.I., BlackRock Large Cap Focus Growth V.I.
30 days
BNY Mellon IP Small Cap Stock Index, BNY Mellon IP Technology Growth, BNY Mellon Stock Index, BNY Mellon VIF Appreciation	60 days
Dimensional VA Equity Allocation, Dimensional VA Global Bond Portfolio, Dimensional VA
Global Moderate Allocation, Dimensional VA International Small Portfolio, Dimensional VA
International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA
U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Donoghue Forlines Dividend VIT Fund, Donoghue Forlines Momentum VIT Fund	Unlimited
DWS Small Mid Cap Value VIP	30 days
Eaton Vance VT Floating-Rate Income	90 days
Federated Hermes Fund for U.S. Government Securities II	Unlimited
Federated Hermes High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap,
Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth
Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment
Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate,
Fidelity® VIP Strategic Income
60 days
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Subaccount	Transfer Block Restriction (# of Calendar Days)
Franklin DynaTech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income VIP
Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund,
Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap
Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP
Fund, Franklin U.S. Government Securities VIP Fund
30 days
Goldman Sachs VIT International Equity Insights, Goldman Sachs VIT Large Cap Value,
Goldman Sachs VIT Mid Cap Growth, Goldman Sachs VIT Mid Cap Value, Goldman
Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth
30 days
Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Total Return Bond	30 days
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk
Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Discovery Mid Cap
Growth, Invesco V.I. Equally-Weighted S&P 500, Invesco V.I. Equity and Income, Invesco
V.I. EQV International Equity, Invesco V.I. Global, Invesco V.I. Global Real Estate, Invesco
V.I. Global Strategic Income, Invesco V.I. Government Securities, Invesco V.I. Growth and
Income, Invesco V.I. Health Care, Invesco V.I. High Yield, Invesco V.I. International Growth,
Invesco V.I. Main Street Mid Cap Fund®, Invesco V.I. Main Street Small Cap Fund®,
Invesco V.I. S&P Buffer Fund – December, Invesco V.I. S&P Buffer Fund – June, Invesco
V.I. S&P Buffer Fund – March, Invesco V.I. S&P Buffer Fund – September, Invesco V.I.
Small Cap Equity
30 days
Janus Henderson VIT Enterprise, Janus Henderson VIT Forty, Janus Henderson VIT Mid Cap Value, Janus Henderson VIT Overseas, Janus Henderson VIT Research	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Developing Growth VC2, Lord
Abbett Series Dividend Growth VC, Lord Abbett Series Fundamental Equity VC, Lord
Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord
Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC
30 days
LVIP American Century Inflation Protection, LVIP American Century International, LVIP
American Century Mid Cap Value, LVIP American Century Value, LVIP Avantis Large Cap
Value, LVIP JPMorgan Core Bond, LVIP JPMorgan Small Cap Core, LVIP JPMorgan U.S.
Equity
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High
Yield, MFS® VIT II MA Investors Growth Stock, MFS® VIT II Research International, MFS®
VIT International Intrinsic Equity, MFS® VIT Investors Trust, MFS® VIT New Discovery,
MFS® VIT Research, MFS® VIT Total Return, MFS® VIT Total Return Bond, MFS® VIT
Utilities
30 days
Morgan Stanley VIF Emerging Markets Debt, Morgan Stanley VIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF
Asset Allocation Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio,
Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF
Asset Allocation Portfolio
30 days
NAA All Cap Value Series, NAA Large Cap Value Series, NAA Large Core Series, NAA
Large Growth Series, NAA Mid Growth Series, NAA Small Cap Value Series, NAA Small
Growth Series, NAA SMid-Cap Value Series, NAA World Equity Income Series
30 days
Neuberger Berman Quality Equity Portfolio	30 days
Nomura VIP Asset Strategy, Nomura VIP Balanced, Nomura VIP Core Equity, Nomura VIP
Energy, Nomura VIP Global Growth, Nomura VIP Growth, Nomura VIP High Income,
Nomura VIP International Core Equity, Nomura VIP Limited-Term Bond, Nomura VIP Mid
Cap Growth, Nomura VIP Natural Resources, Nomura VIP Science and Technology,
Nomura VIP Small Cap Growth, Nomura VIP Smid Cap Core, Nomura VIP Value
60 days
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Subaccount	Transfer Block Restriction (# of Calendar Days)
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging
Markets Bond, PIMCO VIT Global Bond Opportunities (Unhedged), PIMCO VIT Global
Managed Asset Allocation, PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT
Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Putnam VT Core Equity, Putnam VT Diversified Income, Putnam VT Global Asset
Allocation, Putnam VT High Yield, Putnam VT Income, Putnam VT Large Cap Growth,
Putnam VT Large Cap Value, Putnam VT Small Cap Growth
30 days
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF
Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex
VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x
Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy,
Rydex VIF Health Care, Rydex VIF High Yield Strategy, Rydex VIF Internet, Rydex VIF
Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF
Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse
Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x
Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®,
Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals,
Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy,
Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P
500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure
Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure
Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x
Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF
Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF
Weakening Dollar 2x Strategy
Unlimited
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Emerging Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
TOPS® Aggressive ETF, TOPS® Balanced ETF, TOPS® Conservative ETF, TOPS®
Managed Risk Balanced ETF, TOPS® Managed Risk Moderate ETF, TOPS® Managed Risk
Moderately Aggressive ETF, TOPS® Moderate ETF, TOPS® Moderately Aggressive ETF
30 days
VanEck VIP Global Gold, VanEck VIP Global Resources	30 days
Vanguard® VIF Balanced, Vanguard® VIF Conservative Allocation, Vanguard® VIF
Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard®
VIF Global Bond Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond,
Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate
Allocation, Vanguard® VIF PRIMECAP, Vanguard® VIF Real Estate Index, Vanguard® VIF
Short Term Investment Grade, Vanguard® VIF Small Company Growth[3], Vanguard® VIF
Total Bond Market Index, Vanguard® VIF Total International Stock Market Index, Vanguard®
VIF Total Stock Market Index
30 days
Victory Pioneer Bond VCT, Victory Pioneer Equity Income VCT, Victory Pioneer High Yield VCT, Victory Pioneer Strategic Income VCT	30 days
Virtus Duff & Phelps Real Estate Securities Series, Virtus KAR Small-Cap Growth Series,
Virtus Newfleet Multi-Sector Intermediate Bond Series, Virtus SGA International Growth
Series, Virtus Tactical Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days
VY CBRE Global Real Estate Portfolio, VY Columbia Real Estate Portfolio	30 days
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Subaccount	Transfer Block Restriction (# of Calendar Days)
Western Asset Variable Global High Yield Bond	30 days
1
You may transfer Contract Value to the Alger Capital Appreciation Subaccount only if you had Contract Value allocated to that Subaccount on
April 30, 2021.
2
You may transfer Contract Value to the Lord Abbett Series Developing Growth VC Subaccount only if you had Contract Value allocated to that Subaccount on May 5, 2021.
3
You may transfer Contract Value to the Vanguard® VIF Small Company Growth Subaccount only if you had Contract Value allocated to that
Subaccount on May 1, 2019.

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, or Underlying Fund shareholders involves judgments that are inherently
26

subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Donoghue, Rydex and certain Federated Subaccounts (see chart above), which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Donoghue, Rydex and certain Federated Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher, which are reflected in Underlying Fund performance.
Because the Company does not reserve the unfettered right to prohibit transfers, it cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under your Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including:
●
Investment performance of the Subaccounts to which you have allocated Contract Value,
●
Payment of Purchase Payments,
●
Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and
●
Charges assessed in connection with the Contract, including charges for any optional riders selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction request (subject to any application requirements that the transaction be in good order, as described herein). The
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price of each Subaccount is determined on each Valuation Date as of the close of regular trading on the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests, as described herein) received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.”
Requests to transfer Contract Value received at or after the applicable cut-off time will be effected at the Accumulation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests is 2:00 p.m. Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one hour prior to closing. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0% annually, and (5) the administration charge for that Subaccount, and (6) the deduction of the Underlying Fund’s fees and expenses.
The minimum mortality and expense risk charge of 0% and the administration charge of 0.25% are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — We refer to the times by which financial transactions must be received to be processed on the current Valuation Date as “cut-off times.” Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) normally must be received prior to 3:00 p.m. Central time. Financial transactions (other than transfers) received at or after the cut-off time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals to pay investment advisory fees), death benefit payments, and Purchase Payments.
Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 15 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including systematic withdrawals and withdrawals to pay investment advisory fees, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under applicable law. Withdrawals (other than systematic withdrawals or withdrawals to pay investment advisory fees) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Annuity Option 7). See “Annuity
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Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that it is received by the Company at its Administrative Office; however, if the request is received on a Valuation Date at or after the cut-off time (normally 3:00 p.m. Central time), the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a withdrawal will not be processed until it is in good order. In this regard, “good order” means that the withdrawal request is accompanied by a properly completed Withdrawal Request form (including the Owner’s signature and, if applicable, the written consent of any effective assignee or irrevocable beneficiary).
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which the withdrawal is processed, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium Tax Charge.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Annuity Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals to pay investment advisory fees. A request for a partial withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such premium tax charge . See “Premium Tax Charge.”
If a partial withdrawal (other than a systematic withdrawal or a withdrawal to pay investment advisory fees) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal to pay investment advisory fees, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
Withdrawals to Pay Advisory Fees — The deduction of advisory fees from your Contract Value is treated as a withdrawal under the Contract. The deduction of advisory fees will not count toward the annual free withdrawal amount. Deductions from your Contract Value to pay advisory fees will reduce the death benefit, perhaps significantly.
Withdrawals to pay advisory fees may still be treated as withdrawals for tax purposes by the Company and/or the IRS. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay advisory fees to a financial intermediary may be subject to federal and state income taxes and a 10% federal penalty tax. In a series of recent private letter rulings, the IRS has recognized that investment adviser fees may, in certain circumstances and subject to certain conditions, be deemed a part of a Non-Qualified Contract rather than a taxable distribution. We have received such a private letter ruling from the IRS and intend to tax report in accordance with that ruling.
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A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges and the impact of deducting advisory fees from your Contract Value.
Systematic Withdrawals — For no additional charge, the Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contact to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner, and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable as of the date the Company receives due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any applicable death benefit will terminate at the Annuity Start Date without value. See “Annuity Options.”
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The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. Under a Qualified Contract, most non-spouse Designated Beneficiaries will be required to receive all proceeds within ten years. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.
Example of the Impact of Advisory Fee Withdrawals on Contract Value and the Standard Death Benefit over Time. Assume:
(i)
The initial Purchase Payment is $100,000 and no additional Purchase Payments are added to the Contract.
(ii)
The Contract Value grows at an annual rate of 3%.
(iii)
An advisory fee withdrawal of $1,000 is taken each Contract Year at the end of the Contract Year.
Beginning of Contract Year	Contract Value Prior to Advisory Fee Withdrawal	Advisory Fee Withdrawal	Contract Value After Advisory Fee Withdrawal	Death Benefit After Advisory Fee Withdrawal
1	$100,000.00	$1,000.00	$102,000.00	$102,000.00
2	$102,000.00	$1,000.00	$104,060.00	$104,060.00
3	$104,060.00	$1,000.00	$106,181.80	$106,181.80
4	$106,181.80	$1,000.00	$108,367.25	$108,367.25
5	$108,367.25	$1,000.00	$110,618.27	$110,618.27
6	$110,618.27	$1,000.00	$112,936.82	$112,936.82
7	$112,936.82	$1,000.00	$115,324.92	$115,324.92
8	$115,324.92	$1,000.00	$117,784.67	$117,784.67
9	$117,784.67	$1,000.00	$120,318.21	$120,318.21
10	$120,318.21	$1,000.00	$122,927.76	$122,927.76
11	$122,927.76	$1,000.00	$125,615.59	$125,615.59
12	$125,615.59	$1,000.00	$128,384.06	$128,384.06
13	$128,384.06	$1,000.00	$131,235.58	$131,235.58
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Beginning of Contract Year	Contract Value Prior to Advisory Fee Withdrawal	Advisory Fee Withdrawal	Contract Value After Advisory Fee Withdrawal	Death Benefit After Advisory Fee Withdrawal
14	$131,235.58	$1,000.00	$134,172.65	$134,172.65
15	$134,172.65	$1,000.00	$137,197.83	$137,197.83
16	$137,197.83	$1,000.00	$140,313.76	$140,313.76
17	$140,313.76	$1,000.00	$143,523.18	$143,523.18
18	$143,523.18	$1,000.00	$146,828.87	$146,828.87
19	$146,828.87	$1,000.00	$150,233.74	$150,233.74
20	$150,233.74	$1,000.00	$153,740.75	$153,740.75
21	$153,740.75	$1,000.00	$157,352.97	$157,352.97
As the table above demonstrates, withdrawals to pay advisory fees taken over time will decrease the Contract Value. If the death benefit is equal to the Contract Value, such death benefit will also decrease as a result of withdrawals to pay advisory fees.
Distribution Requirements — The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For Contracts issued in connection with a Non-Qualified Contract, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and the Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
For any Designated Beneficiary of a Non-Qualified Contract other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.
Please note that any death benefit we may pay in excess of the Contract Value is subject to our financial strength and claims-paying ability.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Benefits Under the Contract

The following table summarizes information about the optional and standard benefits under the Contract that are currently available. Please note that this table does not fully describe the terms and conditions of each benefit. You should refer to the applicable sections of this Prospectus for additional information.
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Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides a death benefit equal to the Contract Value.	There is no charge for this option.	●The death benefit will be reduced by any uncollected premium tax.
Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts.	There is no charge for this option.
●The minimum amount that may be transferred to any one
Subaccount is $25.00.
●The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
●Transfers can be made for a fixed period of time, until the total amount elected has been transferred, or until the Contract Value in the Subaccount from which transfers are made has been depleted.
●After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.	●The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
Automatic Investment Program	A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.	There is no charge for this option.	●The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is reduced to $50.
Systematic Withdrawals	Allows you to set up periodic automatic payments of a certain percentage or dollar amount of your Contract Value.	There is no charge for this option.	●Each payment must be at least $100 (unless we consent otherwise). ●Withdrawals may be subject to income tax and penalties.
Optional Benefit
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Return of Premium Death Benefit	Provides an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date.	0.10% (for Contracts issued before February 1, 2013)
●The rider is only available at issue. You cannot change or cancel the rider after it has been issued.
●We will reduce the death benefit offered under this rider by any uncollected premium tax.
●If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative
Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
●The Owner and any Joint Owner must be 80 or younger on the
Contract Date.
●Certain withdrawals could significantly reduce or even terminate the benefit, including systematic withdrawals and withdrawals used to pay investment adviser fees.
●The Company will continue to deduct the rider charge after the
Annuity Start Date if you elect Annuity Option 5 or 6.
●Withdrawals (including withdrawals to pay advisory fees) reduce the benefit proportionately. This means withdrawals could
significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

0.35% (for Contracts issued on or after February 1, 2013)
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Return of Premium Death Benefit — For an additional charge, as reflected in the Fee Table, under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”
Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:
1.
Contract Value; or
2.
The sum of all Purchase Payments (not including any Credit Enhancements) less an adjustment for any withdrawals and withdrawal charges (including systematic withdrawals and withdrawals to pay investment advisory fees).
In the event of a withdrawal (including a systematic withdrawal or a withdrawal to pay investment advisory fees), we reduce your Return of Premium Death Benefit as last adjusted for any prior withdrawal in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be reduced by an amount that is greater than the dollar amount of your withdrawal.
●
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal (including a withdrawal to pay advisory fees), then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000). After the withdrawal, your death benefit is $83,333. Note that your death benefit decreased by more than the dollar amount of your withdrawal.
See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.
Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax, and, if the Extra Credit Rider was in effect, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death (however, if the death benefit is 1 above, we will not reduce the death benefit by any Credit Enhancements).
Note: If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first Contract anniversary and may not be deferred beyond the Annuitant’s 90th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth Contract anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments
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will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract currently provides for six Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time but will always offer a variable annuity option. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Annuity Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G for 45 years and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity.
Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis (note that less frequent payments will result in a larger payment amount, assuming the same amount is applied to purchase the annuity), although no payments will be made for less than $20. If the Company refuses to make payments of less than $20, the Company reserves the right to permit surrender of the Contract in lieu of making such payments.
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Annuity Option 5.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Annuity Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Annuity Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the Annuity Start Date is uncertain. Consult a tax advisor before requesting a withdrawal after the Annuity Start Date. The Owner may not make systematic withdrawals under Annuity Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period, as was available during the accumulation phase, if variable annuity payments have been selected.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have
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been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Annuity Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made. For example, if the Annuity start amount was $100,000 and the calculated monthly annuity payment was $550, 182 payments ($100,000 / $550) would be guaranteed for the life of the Annuitant. This means if the Annuitant dies before 182 payments have been made, the remaining annuity payments will be continued to the Designated Beneficiary.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Annuity Option 1, there is no minimum number of payments guaranteed under this Annuity Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Annuity Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.
Option 5 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Annuity Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
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The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Annuity Option 5.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. If you have questions about the calculation of the payment amount under a particular Annuity Option, you can contact the Company at 1-800-888-2461. For Contracts used in connection with an IRA, reference should be made to the terms of the particular IRA and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that distributions begin no later than April 1 of the calendar year following the year in which the Annuitant reaches their “applicable age” as defined in the Code. If the Annuitant attains age 72 after 2022 and age 73 before 2033, their applicable age is 73. If Annuitant attains age 74 after 2032, their applicable age is 75. In addition, under an IRA, not all Annuity Options will satisfy required minimum distribution rules, particularly as those rules apply to your beneficiary after your death. Beginning with Owner deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must complete distributions within ten years of the Owner’s death in order to satisfy required minimum distribution rules. Consult a tax adviser before electing an Annuity Option. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.
More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed
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subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public. Not all Annuity Options will satisfy required minimum distribution rules for every Beneficiary.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees) or death benefit proceeds from Contract Value allocated to the Subaccounts within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone such a payment from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
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During which the NYSE is closed other than customary weekend and holiday closings,
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During which trading on the NYSE is restricted as determined by the SEC,
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During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or
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For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Business Disruption and Cybersecurity Risks — We rely on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (e.g. affecting the internet, cloud services, or other infrastructure) or targeted (e.g. failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks).
Cybersecurity risks include, but are not limited to, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our website (or the websites of third parties on whom we rely), disruption of routine business operations, and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the recent military conflict between the United States and Iran, and the Russian invasion of Ukraine and the responses by the United States and other governments). Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.
Systems failures and cybersecurity incidents affecting us, our affiliates, the Underlying Funds, intermediaries, service providers, and other third parties on whom we rely may adversely affect your contract value and interfere with our ability to process contract transactions and calculate contract values. Systems failures and cybersecurity breaches may cause us to be unable to process orders from our website or with the Underlying Funds, cause us to be unable to calculate unit values and/or the Underlying Funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or
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cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value.
The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the Underlying Funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.
In addition, we are also exposed to risks related to natural and man-made disasters including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability of our employees or the employees of our service providers to perform their job responsibilities. They could interfere with our processing of contract transactions, including processing orders from Owners and orders with the Underlying Funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the Underlying Funds and the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we or the Underlying Funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.
Restrictions on Withdrawals from Qualified Plans — Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, effective for plan years beginning in 2024, distributions of employee elective deferrals, qualified nonelective contributions, qualified matching contributions, and gains attributable to such contributions may now be made on account of hardship. Under prior provisions, distributions on account of hardship generally were limited to amounts attributable to employee elective deferrals. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, purchasing a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a rollover under the Internal Revenue Code. An Owner of a Contract may be able to transfer your Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under your employer’s Section 403(b) arrangement.
Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
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Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this Prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Owner Control. In certain circumstances, owners of Non-Qualified variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable currently in the variable Contract Owner’s gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. While the Company does not think that such will be the case, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that an Owner of a Contract might be treated as the owner of a pro rata portion of the assets of the Separate Account.
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The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non-Qualified Contracts — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons,” “Diversification Standards,” and “Owner Control.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Non-Qualified Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Amounts distributed from a Contract because of your death or the death of the Annuitant are generally treated as income to the recipient. If distributed in a lump sum, such payments are taxed in the same manner as if the Contract had been surrendered, and if distributed under an Annuity Option, they are taxed in the same manner as annuity payments. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay advisory fees to a financial intermediary may be subject to federal and state income taxes and a 10% federal penalty tax. In a series of recent private letter rulings, the IRS has recognized that investment adviser fees may, in certain circumstances and subject to certain conditions, be deemed a part of a Non-Qualified Contract rather than a taxable distribution. We have received such a private letter ruling from the IRS and intend to tax report in accordance with that ruling. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Surrenders. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed as ordinary income.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the
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first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a Non-Qualified contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
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Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. If contemplating any such transfer, assignment, selection or exchange, the Owner should contact a competent tax adviser with respect to the potential effects of such a transaction.
Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage beyond that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could subject the Owner or Beneficiary to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their Beneficiaries. Please note that for Owners who die on or after January 1, 2020, most non-spouse Beneficiaries will no longer be able to satisfy these rules by “stretching” payouts over their lifetimes. Instead, those Beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to “eligible designated beneficiaries,” which include disabled and chronically ill individuals, individuals who are not more than ten years younger than the deceased individual, and children who have not reached the age of majority. Owners and Beneficiaries should consult a tax adviser if they may be affected by these changes. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:
Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs,” which are described below.
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of (i) $7,500 or $8,600 for owners age 50 or older (for 2026) or (ii) 100% of the individual’s taxable compensation (for 2026).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,100 in 2026 (indexed for inflation in future tax years). However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($129,000 to $149,000 for a married couple filing a joint return and $81,000 to $91,000 for a single taxpayer in 2026). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $242,000 to $252,000 (for 2026). Non-deductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches their applicable age (as defined above), regardless of the contract owner’s retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Not all Annuity Options will satisfy minimum distribution rules for every designated beneficiary. Distributions from IRAs are
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generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $153,000 to $168,000 in adjusted gross income for 2026 ($242,000 to $252,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contract Owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the Contract Owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. Beginning with deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must complete distributions within ten years of the Owner’s death.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be another Section 403(b) plan, a qualified retirement plan, or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
A Section 403(b) plan must provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12-month period. The 12-month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12-month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
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Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (x) made in connection with the birth or adoption of a child, in limited circumstances; or (xi) made to terminally ill employees.
The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.” There may be additional exceptions to the 10% penalty tax (e.g., certain disaster relief distributions).
Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the Participant is subject to a 25% tax on the amount that was not properly distributed, which is reduced to 10% if corrected within a two year correction period. The value of any enhanced death benefits or other optional Contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such
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purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered tax advice.
Other Information

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having beneficial interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. In addition, the Company reserves the right to substitute shares of any or all of the Underlying Funds in accordance with applicable law. In all cases, the Company will send you notice. For instance, the Company may seek to substitute shares of Underlying Funds should they no longer be available for investment, or if the Company’s management believes further investment in shares of any Underlying Fund should become inappropriate in view of the purposes of the Contract. The Company may substitute shares of an Underlying Fund with the shares of another Underlying Fund or the shares of a fund not currently offered under the Contract. Substituted fund shares may have higher fees and
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expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis rather than at the time they occur. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive an annual and semiannual shareholder report for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. The shareholder reports contain information required by federal securities laws and will also be available online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=NRVA30033&template=fsblny.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and received at the Company’s Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s website. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Reallocation Option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions, provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which
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might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company nor any of its affiliates nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests, provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, SDL, for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through SDL’s registered representatives, as well as through registered representatives of broker-dealers that have entered into selling agreements with SDL for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives of SDL and of Selling Broker-Dealers must be licensed as insurance agents by New York insurance authorities and appointed as agents of the Company in order to sell the Contract. The Company pays commissions directly to SDL, as well as to Selling Broker-Dealers through SDL in connection with sales of the Contract. During fiscal years 2025, 2024, and 2023, the amounts paid to SDL in connection with all contracts sold through the Separate Account were $0, $0, and $0, respectively. SDL passes through commissions it receives either to the SDL registered representatives involved in the sales process or to the Selling Broker-Dealers for their sales of the Contract, as applicable. SDL does not retain any portion of commissions it receives as principal underwriter for the Contract. However, the Company (or an affiliate) pays some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, compensation and benefits for SDL’s registered representatives, advertising expenses, and other expenses of distributing the Contract. The Company does not pay commissions to financial intermediaries who receive advisory fees from Contract owners because such intermediaries receive compensation in connection with the Contract in the form of those advisory fees.
Selling Broker-Dealers. The Company pays commissions to SDL and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company uses its corporate assets to pay commissions and other costs of distributing the Contract. Commissions and other incentives or payments described below are not charged directly to Owners of the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract (including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract) or from its General Account.
Compensation Paid to SDL Registered Representatives. Registered representatives of SDL may assist potential Owners in purchasing a Contract, for example, by assisting with the Contract application. In addition to a base salary and customary employee benefits, these registered representatives may receive up to 0.60% of the Purchase Payments applied to a Contract sold in the region covered by the applicable registered representative. They also may be eligible for periodic bonus payments. SDL registered representatives may also receive non-cash
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compensation from the Company, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), and entertainment, merchandise and other similar items.
Compensation Paid to All Selling Broker-Dealers. The Company pays compensation as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.75% annually of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/or 0.05% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, in compliance with applicable regulatory requirements.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to the commissions and non-cash compensation described above, the Company pays additional compensation to selected Selling Broker-Dealers. These payments include: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) sponsorship of or reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars put on by the Selling Broker-Dealers; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder can differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Information

Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees, and may also be obtained for free from the SEC’s web site (https://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at its Administrative Office, P.O. Box 750497, Topeka, Kansas 66675-0497 or by calling 1-800-888-2461. The Statement of Additional Information is also available online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=NRVA30033&template=fsblny.
49

Financial Statements — You can find financial statements for First Security Benefit Life Insurance and Annuity Company of New York and Subsidiaries and the Separate Account in the Statement of Additional Information, which is available online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=NRVA30033&template=fsblny. To receive a copy of the Statement of Additional Information free of charge, call your investment professional or contact us at 1-800-888-2461.
50

APPENDIX A
Investment Options Available Under the Contract

Underlying Funds — The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended or updated from time to time, and can be found online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=NRVA30033&template=fsblny. You can view, download, and print copies of Underlying Fund documents at this website. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to FSBLProspectusRequests@securitybenefit.com.
The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://www.fsbl.com/performance.
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Mid Cap Value	AB Discovery Value – Class B Adviser: AllianceBernstein L.P.	1.07%	2.64%	8.48%	8.27%
Large Cap Value	AB Relative Value – Class B Adviser: AllianceBernstein L.P.	0.85%	10.20%	11.15%	10.30%
Global Equity	AB Sustainable Global Thematic – Class B Adviser: AllianceBernstein L.P.	1.25%	6.02%	3.02%	9.80%
Global Allocation	AB VPS Dynamic Asset Allocation – Class B Adviser: AllianceBernstein L.P.	1.20%	13.21%	4.74%	5.25%
Global Equity	AFIS Capital World Growth and Income – Class 4 Adviser: Capital Research and Management Company	1.01%	24.46%	10.01%	10.74%
Government Bond	AFIS U.S. Government Securities – Class 4 Adviser: Capital Research and Management Company	0.84%	7.54%	-0.49%	1.45%
Large Cap Blend	AFIS Washington Mutual Investors – Class 4 Adviser: Capital Research and Management Company	0.90%	16.90%	13.60%	12.08%
Large Cap Growth	Alger Capital Appreciation – Class S2 Adviser: Fred Alger Management, LLC	1.19%	32.51%	16.04%	17.86%
Large Cap Growth	Alger Large Cap Growth – Class I-2 Adviser: Fred Alger Management, LLC	0.89%	30.27%	11.12%	16.73%
Mid Cap Blend	Allspring Opportunity VT – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.08%	6.71%	8.94%	11.85%
Large Cap Growth	Allspring VT Discovery All Cap Growth – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.04%	15.27%	6.04%	13.57%
Specialty-Sector	ALPS/Alerian Energy Infrastructure – Class III Adviser: ALPS Advisors, Inc.	1.30%	4.66%	22.06%	10.70%
Balanced/Asset Allocation	American Funds IS® Asset Allocation – Class 4 Adviser: Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%
Global Bond	American Funds IS® Capital World Bond – Class 4 Adviser: Capital Research and Management Company	0.98%	9.03%	-2.76%	0.97%
A-1

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International Equity	American Funds IS® EUPAC FundTM – Class 4 Adviser: Capital Research and Management Company	1.03%	26.41%	3.14%	6.73%
Global Equity	American Funds IS® Global Growth – Class 4 Adviser: Capital Research and Management Company	1.01%	21.34%	7.97%	11.89%
Large Cap Growth	American Funds IS® Growth – Class 4 Adviser: Capital Research and Management Company	0.83%	19.93%	13.09%	17.67%
Large Cap Blend	American Funds IS® Growth-Income – Class 4 Adviser: Capital Research and Management Company	0.78%	17.77%	13.62%	13.63%
International Equity	American Funds IS® International Growth and Income – Class 4 Adviser: Capital Research and Management Company	1.06%	35.09%	7.42%	7.54%
Intermediate Term Bond	American Funds IS® Mortgage – Class 4 Adviser: Capital Research and Management Company	0.89%	8.32%	0.06%	1.43%
Emerging Markets	American Funds IS® New World – Class 4 Adviser: Capital Research and Management Company	1.15%	27.92%	5.06%	8.98%
Global Equity	American Funds IS® SMALLCAP World Fund® – Class 4 Adviser: Capital Research and Management Company	1.20%	14.33%	0.23%	6.96%
Large Cap Blend	BlackRock Advantage Large Cap Core V.I. – Class III Adviser: BlackRock Advisors, LLC	1.03%	19.73%	13.85%	14.08%
Large Cap Value	BlackRock Basic Value V.I. – Class III Adviser: BlackRock Advisors, LLC	1.13%	24.04%	12.81%	10.52%
Large Cap Growth	BlackRock Capital Appreciation V.I. – Class III Adviser: BlackRock Advisors, LLC	1.37%	11.77%	10.50%	15.32%
Large Cap Value	BlackRock Equity Dividend V.I. – Class III Adviser: BlackRock Advisors, LLC	1.13%	21.32%	11.45%	11.01%
Global Allocation	BlackRock Global Allocation V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock (Singapore) Limited; BlackRock International Limited	1.15%	19.51%	5.51%	7.33%
High Yield Bond	BlackRock High Yield V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.88%	9.09%	4.57%	6.07%
Large Cap Growth	BlackRock Large Cap Focus Growth V.I. – Class III Adviser: BlackRock Advisors, LLC	1.15%	11.48%	10.19%	15.98%
Small Cap Blend	BNY Mellon IP Small Cap Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc.	0.61%	5.36%	6.65%	9.15%
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.07%	27.87%	8.96%	16.97%
Large Cap Blend	BNY Mellon Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Mellon Investments Corporation	0.52%	17.23%	13.83%	14.23%
A-2

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Blend	BNY Mellon VIF Appreciation – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co., LLC	1.10%	9.78%	9.08%	12.63%
Global Equity	Dimensional VA Equity Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.48%	19.94%	12.23%	N/A
Global Bond	Dimensional VA Global Bond Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.21%	4.35%	1.38%	1.81%
Global Allocation	Dimensional VA Global Moderate Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP	0.43%	14.68%	8.42%	8.65%
International Equity	Dimensional VA International Small Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.39%	36.99%	8.89%	8.68%
International Equity	Dimensional VA International Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.27%	45.64%	15.85%	10.46%
Short Term Bond	Dimensional VA Short-Term Fixed Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.12%	4.33%	2.65%	1.97%
Large Cap Value	Dimensional VA U.S. Large Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.21%	15.83%	11.97%	10.51%
Small Cap Value	Dimensional VA U.S. Targeted Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.29%	8.95%	13.60%	11.00%
Large Value	Donoghue Forlines Dividend VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	2.77%	17.19%	8.72%	3.46%
Tactical Allocation	Donoghue Forlines Momentum VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	1.56%	23.52%	12.83%	9.23%
Mid Cap Value	DWS Small Mid Cap Value VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.24%	17.85%	9.27%	7.18%
Floating Rate Bond	Eaton Vance VT Floating-Rate Income - Initial Class Adviser: Eaton Vance Management	1.19%	3.95%	4.64%	4.43%
A-3

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Intermediate Government	Federated Hermes Fund for U.S. Government Securities II Adviser: Federated Investment Management Company	1.02%	6.80%	-0.84%	1.06%
High Yield Bond	Federated Hermes High Income Bond II – Service Class Adviser: Federated Investment Management Company	1.14%	8.18%	3.45%	5.33%
Balanced/Asset Allocation	Fidelity® VIP Balanced – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.66%	14.96%	9.24%	10.84%
Large Cap Blend	Fidelity® VIP Contrafund® – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.79%	21.24%	15.08%	15.49%
Small Cap Blend	Fidelity® VIP Disciplined Small Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.57%	17.09%	10.09%	10.31%
Emerging Markets	Fidelity® VIP Emerging Markets – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	1.12%	40.79%	5.62%	10.66%
Large Cap Growth	Fidelity® VIP Growth & Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.72%	21.21%	15.83%	13.56%
Large Cap Growth	Fidelity® VIP Growth Opportunities – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.81%	21.73%	11.04%	19.64%
High Yield Bond	Fidelity® VIP High Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.07%	10.31%	4.00%	5.34%
Large Cap Blend	Fidelity® VIP Index 500 – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.34%	17.48%	14.03%	14.42%
A-4

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Intermediate Term Bond	Fidelity® VIP Investment Grade Bond – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.62%	6.93%	-0.21%	2.45%
Mid Cap Growth	Fidelity® VIP Mid Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.80%	11.49%	9.83%	10.31%
International Equity	Fidelity® VIP Overseas – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	0.97%	20.05%	6.35%	7.55%
Specialty-Sector	Fidelity® VIP Real Estate – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.85%	2.90%	3.98%	3.61%
Multi-Sector Bond	Fidelity® VIP Strategic Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	0.88%	8.58%	2.79%	4.40%
Multi Cap Growth	Franklin DynaTech VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.88%	18.13%	9.09%	14.08%
Large Cap Value	Franklin Growth and Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.04%	16.90%	11.90%	11.12%
Balanced/Asset Allocation	Franklin Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Large Cap Growth	Franklin Large Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.11%	7.22%	6.83%	12.87%
Global Equity	Franklin Mutual Global Discovery VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	1.16%	23.34%	12.00%	8.52%
Large Cap Value	Franklin Mutual Shares VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Large Cap Blend	Franklin Rising Dividends VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.89%	11.80%	9.50%	12.10%
A-5

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Small Cap Value	Franklin Small Cap Value VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.92%	7.65%	8.86%	9.81%
Small Cap Growth	Franklin Small-Mid Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.09%	2.52%	1.03%	9.89%
Multi-Sector Bond	Franklin Strategic Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.08%	7.24%	1.92%	3.10%
Government Bond	Franklin U.S. Government Securities VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.79%	6.69%	0.02%	1.14%
International Equity	Goldman Sachs VIT International Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.37%	38.15%	10.80%	7.96%
Large Cap Value	Goldman Sachs VIT Large Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.08%	10.60%	11.00%	9.34%
Mid Cap Growth	Goldman Sachs VIT Mid Cap Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.49%	7.36%	4.67%	11.58%
Mid Cap Value	Goldman Sachs VIT Mid Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.09%	9.13%	9.77%	9.75%
Small Cap Blend	Goldman Sachs VIT Small Cap Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.13%	15.82%	10.19%	10.57%
Large Cap Growth	Goldman Sachs VIT Strategic Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.04%	17.58%	12.47%	16.13%
Floating Rate Bond	Guggenheim VIF Floating Rate Strategies Adviser: Guggenheim Partners Investment Management, LLC	1.54%	3.57%	4.56%	4.12%
Specialty	Guggenheim VIF Global Managed Futures Strategy Adviser: Security Investors, LLC	2.32%	3.65%	3.94%	1.27%
High Yield Bond	Guggenheim VIF High Yield Adviser: Guggenheim Partners Investment Management, LLC	1.57%	6.84%	4.16%	5.55%
Specialty	Guggenheim VIF Multi-Hedge Strategies Adviser: Security Investors, LLC	1.80%	1.25%	1.23%	1.62%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Guggenheim Partners Investment Management, LLC	1.04%	7.48%	-0.21%	3.13%
Large Cap Growth	Invesco V.I. American Franchise – Series II Adviser: Invesco Advisers, Inc.	1.10%	11.39%	10.08%	14.58%
Mid Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.14%	20.76%	17.56%	12.01%
Global Allocation	Invesco V.I. Balanced-Risk Allocation – Series II Adviser: Invesco Advisers, Inc.	1.60%	8.69%	2.27%	4.91%
A-6

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	1.00%	17.14%	15.14%	11.67%
Large Cap Blend	Invesco V.I. Core Equity – Series II Adviser: Invesco Advisers, Inc.	1.05%	15.88%	12.52%	11.46%
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.11%	4.53%	3.64%	11.10%
Large Blend	Invesco V.I. Equally-Weighted S&P 500 – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Capital Management LLC	0.59%	10.82%	9.89%	11.11%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.82%	12.52%	8.68%	8.64%
International Equity	Invesco V.I. EQV International Equity – Series II Adviser: Invesco Advisers, Inc.	1.15%	16.23%	3.42%	5.95%
Global Equity	Invesco V.I. Global – Series II Adviser: Invesco Advisers, Inc.	1.06%	15.02%	7.01%	10.72%
Specialty-Sector	Invesco V.I. Global Real Estate – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.27%	7.61%	1.49%	2.18%
Multi-Sector Bond	Invesco V.I. Global Strategic Income – Series II Adviser: Invesco Advisers, Inc.	1.21%	12.75%	1.39%	2.76%
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.95%	6.95%	-0.22%	1.34%
Large Cap Value	Invesco V.I. Growth and Income – Series II Adviser: Invesco Advisers, Inc.	1.00%	15.30%	12.56%	10.46%
Specialty-Sector	Invesco V.I. Health Care – Series II Adviser: Invesco Advisers, Inc.	1.24%	15.08%	3.54%	6.31%
High Yield Bond	Invesco V.I. High Yield – Series II Adviser: Invesco Advisers, Inc.	1.17%	6.35%	3.40%	4.55%
International Equity	Invesco V.I. International Growth Fund – Series II Adviser: Invesco Advisers, Inc.	1.43%	15.53%	1.88%	5.34%
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.19%	8.96%	8.83%	9.08%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
Speciality	Invesco V.I. S&P 500 Buffer Fund - December - Class II Adviser: Invesco Advisers, Inc.	1.06%	12.37%	N/A	N/A
Speciality	Invesco V.I. S&P 500 Buffer Fund - June - Class II Adviser: Invesco Advisers, Inc.	1.05%	13.35%	N/A	N/A
Speciality	Invesco V.I. S&P 500 Buffer Fund - March - Class II Adviser: Invesco Advisers, Inc.	1.08%	7.25%	N/A	N/A
A-7

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Speciality	Invesco V.I. S&P 500 Buffer Fund - September - Class II Adviser: Invesco Advisers, Inc.	1.04%	12.63%	N/A	N/A
Small Cap Blend	Invesco V.I. Small Cap Equity – Series II Adviser: Invesco Advisers, Inc.	1.21%	7.83%	7.06%	9.28%
Mid Cap Growth	Janus Henderson VIT Enterprise – Service Class Adviser: Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Large Cap Growth	Janus Henderson VIT Forty – Service Class Adviser: Janus Henderson Investors US LLC	0.87%	17.86%	11.37%	15.96%
Mid Cap Value	Janus Henderson VIT Mid Cap Value – Service Class Adviser: Janus Henderson Investors US LLC	1.11%	6.29%	8.43%	8.40%
International Equity	Janus Henderson VIT Overseas – Service Class Adviser: Janus Henderson Investors US LLC	0.96%	28.58%	9.17%	8.97%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Henderson Investors US LLC	1.07%	18.10%	13.83%	15.59%
Multi-Sector Bond	Lord Abbett Series Bond-Debenture VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.98%	8.33%	2.10%	4.72%
Small Cap Growth	Lord Abbett Series Developing Growth VC – Class VC2 Adviser: Lord, Abbett & Co. LLC	1.27%	14.59%	-1.17%	11.03%
Large Cap Blend	Lord Abbett Series Dividend Growth VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.00%	15.98%	12.34%	13.06%
Large Cap Blend	Lord Abbett Series Fundamental Equity VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.19%	14.29%	11.36%	9.75%
Large Cap Blend	Lord Abbett Series Growth and Income VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.93%	17.29%	13.34%	11.12%
Mid Cap Growth	Lord Abbett Series Growth Opportunities VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.15%	12.94%	3.23%	10.41%
Mid Cap Value	Lord Abbett Series Mid Cap Stock VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.15%	7.05%	10.16%	7.98%
Intermediate Term Bond	Lord Abbett Series Total Return VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.71%	7.19%	0.06%	2.27%
Inflation- Protected Bond	LVIP American Century Inflation Protection – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.76%	6.33%	0.62%	2.61%
International Equity	LVIP American Century International – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	1.20%	15.81%	1.71%	6.27%
Mid Cap Value	LVIP American Century Mid Cap Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	1.03%	8.83%	8.72%	8.96%
A-8

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Value	LVIP American Century Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.90%	15.85%	11.47%	10.07%
Large Cap Value	LVIP Avantis Large Cap Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.99%	14.56%	8.51%	10.12%
Intermediate Core Bond	LVIP JPMorgan Core Bond – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.99%	7.15%	-0.29%	1.85%
Small Cap Blend	LVIP JPMorgan Small Cap Core – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.88%	10.00%	6.13%	8.66%
Large Cap Blend	LVIP JPMorgan U.S. Equity – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	1.00%	14.26%	13.40%	14.56%
Emerging Markets	MFS® VIT Emerging Markets Equity – Service Class Adviser: Massachusetts Financial Services Company	2.14%	33.35%	4.11%	7.65%
Global Allocation	MFS® VIT Global Tactical Allocation – Service Class Adviser: Massachusetts Financial Services Company	1.13%	15.21%	4.60%	5.40%
High Yield Bond	MFS® VIT High Yield – Service Class Adviser: Massachusetts Financial Services Company	1.06%	8.47%	3.63%	5.30%
Large Cap Growth	MFS® VIT II MA Investors Growth Stock – Service Class Adviser: Massachusetts Financial Services Company	1.04%	9.61%	9.74%	13.98%
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.22%	21.75%	5.25%	7.27%
International Equity	MFS® VIT International Intrinsic Value – Service Class Adviser: Massachusetts Financial Services Company	1.16%	32.96%	7.02%	9.68%
Large Cap Blend	MFS® VIT Investors Trust – Service Class Adviser: Massachusetts Financial Services Company	1.07%	13.32%	11.06%	12.21%
Small Cap Growth	MFS® VIT New Discovery – Service Class Adviser: Massachusetts Financial Services Company	1.20%	12.56%	-0.54%	10.46%
Large Cap Blend	MFS® VIT Research – Service Class Adviser: Massachusetts Financial Services Company	1.07%	12.57%	10.87%	12.65%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.96%	10.91%	6.16%	7.36%
Intermediate Term Bond	MFS® VIT Total Return Bond – Service Class Adviser: Massachusetts Financial Services Company	0.79%	6.94%	-0.09%	2.38%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.04%	14.76%	7.38%	9.22%
A-9

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Emerging Markets Bond	Morgan Stanley VIF Emerging Markets Debt – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Limited	1.62%	15.24%	2.66%	4.46%
Emerging Markets	Morgan Stanley VIF Emerging Markets Equity – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Company	1.53%	32.90%	4.32%	7.21%
Asset Allocation/ Lifestyle	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.85%	20.00%	10.55%	10.36%
Asset Allocation/ Lifestyle	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.84%	14.82%	6.61%	7.25%
Asset Allocation/ Lifestyle	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.93%	8.82%	2.19%	3.50%
Asset Allocation/ Lifestyle	Morningstar Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.82%	17.91%	8.82%	9.05%
Asset Allocation/ Lifestyle	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.88%	11.70%	4.43%	5.46%
Multi Cap Value	NAA All Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.15%	12.87%	11.12%	10.40%
Large Cap Value	NAA Large Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.05%	14.16%	12.15%	10.88%
Large Cap Blend	NAA Large Core Series Adviser: New Age Alpha Advisors, LLC	1.16%	16.43%	13.65%	14.25%
Large Cap Growth	NAA Large Growth Series Adviser: New Age Alpha Advisors, LLC	1.17%	17.02%	13.89%	17.04%
Mid Cap Growth	NAA Mid Growth Series Adviser: New Age Alpha Advisors, LLC	1.18%	2.17%	4.48%	10.63%
Small Cap Value	NAA Small Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.29%	3.30%	8.47%	7.65%
Small Cap Growth	NAA Small Growth Series Adviser: New Age Alpha Advisors, LLC	1.42%	6.58%	2.59%	8.89%
Mid Cap Value	NAA SMid-Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.18%	7.35%	9.30%	9.97%
A-10

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Global Equity	NAA World Equity Income Series Adviser: New Age Alpha Advisors, LLC	1.18%	22.75%	11.42%	9.99%
Specialty	Neuberger Berman Quality Equity Portfolio – Class I Adviser: Neuberger Berman Investment Advisers LLC	0.87%	13.74%	12.83%	12.94%
Global Allocation	Nomura VIP Asset Strategy - Service Class Adviser: Delaware Management Company	1.04%	16.66%	7.07%	7.84%
Balanced/Asset Allocation	Nomura VIP Balanced - Service Class Adviser: Delaware Management Company	1.08%	11.79%	7.85%	8.38%
Large Cap Growth	Nomura VIP Core Equity - Service Class Adviser: Delaware Management Company	1.00%	15.30%	13.79%	13.78%
Specialty-Sector	Nomura VIP Energy - Service Class Adviser: Delaware Management Company Sub-Adviser: Van Eck Associates Corporation	1.31%	11.89%	18.61%	1.74%
Global Equity	Nomura VIP Global Growth - Service Class Adviser: Delaware Management Company	1.24%	17.93%	9.99%	10.71%
Large Cap Growth	Nomura VIP Growth - Service Class Adviser: Delaware Management Company	1.01%	8.41%	11.89%	15.40%
High Yield Bond	Nomura VIP High Income - Service Class Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.97%	7.17%	3.73%	5.56%
International Equity	Nomura VIP International Core Equity - Service Class Adviser: Delaware Management Company	1.18%	24.17%	7.83%	6.62%
Short Term Bond	Nomura VIP Limited-Term Bond - Service Class Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.87%	4.70%	1.75%	2.12%
Mid Cap Growth	Nomura VIP Mid Cap Growth - Service Class Adviser: Delaware Management Company	1.17%	1.18%	-0.08%	10.66%
Specialty-Sector	Nomura VIP Natural Resources - Service Class Adviser: Delaware Management Company Sub-Adviser: Van Eck Associates Corporation; Macquarie Investment Management Global Limited	1.29%	37.75%	15.73%	6.94%
Specialty-Sector	Nomura VIP Science and Technology - Service Class Adviser: Delaware Management Company	1.15%	33.36%	13.71%	17.20%
Small Cap Growth	Nomura VIP Small Cap Growth - Service Class Adviser: Delaware Management Company	1.21%	13.39%	2.20%	8.69%
Small Cap Blend	Nomura VIP Smid Cap Core - Service Class Adviser: Delaware Management Company	1.20%	8.39%	8.07%	9.91%
A-11

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Value	Nomura VIP Value - Service Class Adviser: Delaware Management Company	1.04%	9.41%	9.49%	8.92%
Specialty	PIMCO VIT All Asset – Advisor Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	2.32%	14.19%	5.49%	6.67%
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Advisor Class Adviser: Pacific Investment Management Company LLC	3.48%	18.85%	10.47%	6.43%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond – Advisor Class Adviser: Pacific Investment Management Company LLC	1.27%	14.86%	2.34%	4.96%
Global Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.25%	12.76%	0.07%	2.36%
Global Allocation	PIMCO VIT Global Managed Asset Allocation – Advisor Class Adviser: Pacific Investment Management Company LLC	1.51%	21.77%	6.94%	7.88%
High Yield Bond	PIMCO VIT High Yield – Advisor Class Adviser: Pacific Investment Management Company LLC	0.91%	8.85%	3.87%	5.47%
International Bond	PIMCO VIT International Bond Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.13%	10.04%	-3.37%	0.86%
Short Term Bond	PIMCO VIT Low Duration – Advisor Class Adviser: Pacific Investment Management Company LLC	0.76%	5.42%	1.47%	1.69%
Inflation- Protected Bond	PIMCO VIT Real Return – Advisor Class Adviser: Pacific Investment Management Company LLC	1.49%	7.74%	1.11%	3.11%
Short Term Bond	PIMCO VIT Short-Term – Advisor Class Adviser: Pacific Investment Management Company LLC	0.75%	4.57%	3.14%	2.65%
Intermediate Term Bond	PIMCO VIT Total Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.83%	8.78%	-0.08%	2.26%
Multi Cap Blend	Putnam VT Core Equity – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.92%	16.81%	15.96%	15.20%
Multi-Sector Bond	Putnam VT Diversified Income – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	1.05%	8.58%	1.81%	3.03%
Global Allocation	Putnam VT Global Asset Allocation – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited; The Putnam Advisory Company, LLC	1.11%	14.38%	8.39%	8.43%
A-12

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
High Yield Bond	Putnam VT High Yield – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	0.96%	8.67%	4.05%	5.70%
Intermediate Term Bond	Putnam VT Income – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	0.82%	7.25%	-1.13%	1.89%
Large Cap Growth	Putnam VT Large Cap Growth – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.87%	14.34%	13.44%	17.66%
Large Cap Value	Putnam VT Large Cap Value – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.79%	20.35%	15.38%	13.30%
Small Cap Growth	Putnam VT Small Cap Growth – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	1.17%	8.80%	6.18%	11.45%
Specialty-Sector	Rydex VIF Banking Adviser: Security Investors, LLC	1.83%	23.74%	11.69%	8.98%
Specialty-Sector	Rydex VIF Basic Materials Adviser: Security Investors, LLC	1.83%	32.89%	9.42%	11.58%
Specialty-Sector	Rydex VIF Biotechnology Adviser: Security Investors, LLC	1.84%	30.12%	3.55%	5.42%
Specialty-Sector	Rydex VIF Commodities Strategy Adviser: Security Investors, LLC	1.96%	4.89%	12.80%	4.76%
Specialty-Sector	Rydex VIF Consumer Products Adviser: Security Investors, LLC	1.84%	-3.52%	1.32%	3.80%
Specialty	Rydex VIF Dow 2x Strategy Adviser: Security Investors, LLC	1.95%	19.49%	14.77%	18.17%
Specialty-Sector	Rydex VIF Electronics Adviser: Security Investors, LLC	1.83%	41.49%	18.80%	23.66%
Specialty-Sector	Rydex VIF Energy Adviser: Security Investors, LLC	1.84%	7.51%	19.52%	4.64%
Specialty-Sector	Rydex VIF Energy Services Adviser: Security Investors, LLC	1.84%	1.74%	10.39%	-5.65%
International Equity	Rydex VIF Europe 1.25x Strategy Adviser: Security Investors, LLC	1.97%	36.46%	10.40%	7.59%
Specialty-Sector	Rydex VIF Financial Services Adviser: Security Investors, LLC	1.88%	10.76%	11.31%	9.88%
Government Bond	Rydex VIF Government Long Bond 1.2x Strategy Adviser: Security Investors, LLC	1.51%	1.67%	-13.64%	-3.35%
A-13

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Specialty-Sector	Rydex VIF Health Care Adviser: Security Investors, LLC	1.84%	14.07%	4.64%	7.44%
High Yield Bond	Rydex VIF High Yield Strategy Adviser: Security Investors, LLC	1.80%	9.87%	3.52%	4.77%
Specialty-Sector	Rydex VIF Internet Adviser: Security Investors, LLC	1.84%	18.50%	2.54%	11.93%
Specialty	Rydex VIF Inverse Dow 2x Strategy Adviser: Security Investors, LLC	1.94%	-20.69%	-18.02%	-25.05%
Specialty	Rydex VIF Inverse Government Long Bond Strategy Adviser: Security Investors, LLC	5.82%	1.85%	12.87%	1.41%
Specialty	Rydex VIF Inverse Mid-Cap Strategy Adviser: Security Investors, LLC	2.03%	-5.11%	-7.51%	-10.94%
Specialty	Rydex VIF Inverse NASDAQ-100® Strategy Adviser: Security Investors, LLC	1.98%	-16.18%	-13.53%	-17.67%
Specialty	Rydex VIF Inverse Russell 2000® Strategy Adviser: Security Investors, LLC	1.98%	-9.58%	-6.24%	-11.19%
Specialty	Rydex VIF Inverse S&P 500 Strategy Adviser: Security Investors, LLC	1.94%	-11.76%	-10.49%	-12.91%
International Equity	Rydex VIF Japan 2x Strategy Adviser: Security Investors, LLC	1.73%	51.54%	0.16%	9.51%
Specialty-Sector	Rydex VIF Leisure Adviser: Security Investors, LLC	1.84%	8.47%	2.50%	7.27%
Mid Cap Blend	Rydex VIF Mid-Cap 1.5x Strategy Adviser: Security Investors, LLC	1.92%	5.04%	8.37%	11.16%
Large Cap Growth	Rydex VIF NASDAQ-100® Adviser: Security Investors, LLC	1.83%	19.04%	13.32%	17.60%
Large Cap Growth	Rydex VIF NASDAQ-100® 2x Strategy Adviser: Security Investors, LLC	2.00%	29.24%	18.83%	29.69%
Large Cap Blend	Rydex VIF Nova Adviser: Security Investors, LLC	1.80%	20.87%	16.53%	17.73%
Specialty-Sector	Rydex VIF Precious Metals Adviser: Security Investors, LLC	1.73%	147.37%	17.52%	21.08%
Specialty-Sector	Rydex VIF Real Estate Adviser: Security Investors, LLC	1.83%	2.88%	3.02%	4.00%
Specialty-Sector	Rydex VIF Retailing Adviser: Security Investors, LLC	1.83%	10.18%	4.22%	9.18%
Small Cap Blend	Rydex VIF Russell 2000® 1.5x Strategy Adviser: Security Investors, LLC	1.99%	12.47%	3.43%	9.25%
Small Cap Blend	Rydex VIF Russell 2000® 2x Strategy Adviser: Security Investors, LLC	1.98%	12.07%	1.43%	9.07%
A-14

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Blend	Rydex VIF S&P 500 2x Strategy Adviser: Security Investors, LLC	2.00%	25.28%	19.77%	21.33%
Large Cap Growth	Rydex VIF S&P 500 Pure Growth Adviser: Security Investors, LLC	1.74%	11.75%	6.62%	10.34%
Large Cap Value	Rydex VIF S&P 500 Pure Value Adviser: Security Investors, LLC	1.74%	16.02%	12.00%	8.64%
Mid Cap Growth	Rydex VIF S&P MidCap 400 Pure Growth Adviser: Security Investors, LLC	1.74%	7.18%	4.39%	6.85%
Mid Cap Value	Rydex VIF S&P MidCap 400 Pure Value Adviser: Security Investors, LLC	1.74%	6.12%	12.00%	10.60%
Small Cap Growth	Rydex VIF S&P SmallCap 600 Pure Growth Adviser: Security Investors, LLC	1.74%	8.59%	2.89%	6.53%
Small Cap Value	Rydex VIF S&P SmallCap 600 Pure Value Adviser: Security Investors, LLC	1.74%	6.77%	12.03%	7.65%
Specialty	Rydex VIF Strengthening Dollar 2x Strategy Adviser: Security Investors, LLC	2.14%	-14.29%	6.16%	1.80%
Specialty-Sector	Rydex VIF Technology Adviser: Security Investors, LLC	1.83%	25.70%	12.27%	18.37%
Specialty-Sector	Rydex VIF Telecommunications Adviser: Security Investors, LLC	1.83%	31.13%	5.45%	6.64%
Specialty-Sector	Rydex VIF Transportation Adviser: Security Investors, LLC	1.83%	11.79%	2.32%	8.06%
Money Market	Rydex VIF U.S. Government Money Market Adviser: Security Investors, LLC	1.49%	2.84%	2.22%	1.26%
Specialty-Sector	Rydex VIF Utilities Adviser: Security Investors, LLC	1.84%	17.07%	8.56%	8.60%
Specialty	Rydex VIF Weakening Dollar 2x Strategy Adviser: Security Investors, LLC	2.14%	18.97%	-5.72%	-2.86%
Large Cap Growth	T. Rowe Price Blue Chip Growth – Class II Adviser: T. Rowe Price Associates, Inc.	1.00%	18.43%	11.41%	15.25%
Large Cap Value	T. Rowe Price Equity Income – Class II Adviser: T. Rowe Price Associates, Inc.	0.99%	14.07%	10.89%	10.24%
Specialty-Sector	T. Rowe Price Health Sciences – Class II Adviser: T. Rowe Price Associates, Inc.	1.11%	17.80%	3.86%	8.70%
Short Term Bond	T. Rowe Price Limited-Term Bond – Class II Adviser: T. Rowe Price Associates, Inc.	0.85%	5.46%	1.91%	2.09%
Emerging Markets	Templeton Emerging Markets VIP Fund – Class 2 Adviser: Templeton Asset Management Ltd Sub-Adviser: Franklin Templeton Investment Management Limited	1.37%	46.27%	5.46%	10.40%
A-15

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International Equity	Templeton Foreign VIP Fund – Class 2 Adviser: Templeton Investment Counsel, LLC	1.09%	29.19%	8.25%	5.75%
Global Bond	Templeton Global Bond VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.78%	15.73%	-0.96%	-0.15%
Global Equity	Templeton Growth VIP Fund – Class 2 Adviser: Templeton Global Advisors Limited	1.19%	23.83%	7.95%	7.04%
World Large Stock	Third Avenue Value Adviser: Third Avenue Management LLC	1.38%	34.85%	17.68%	9.66%
Balanced/Asset Allocation	TOPS® Aggressive ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.79%	18.53%	9.15%	9.99%
Balanced/Asset Allocation	TOPS® Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.79%	12.59%	5.26%	6.10%
Balanced/Asset Allocation	TOPS® Conservative ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.81%	9.76%	4.09%	4.77%
Balanced/Asset Allocation	TOPS® Managed Risk Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.01%	7.85%	-1.85%	1.85%
Balanced/Asset Allocation	TOPS® Managed Risk Moderate ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.00%	10.50%	3.15%	4.73%
Balanced/Asset Allocation	TOPS® Managed Risk Moderately Aggressive ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.00%	11.58%	5.25%	5.93%
Balanced/Asset Allocation	TOPS® Moderate ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.78%	14.87%	6.66%	7.63%
Balanced/Asset Allocation	TOPS® Moderately Aggressive ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.79%	17.74%	8.30%	9.12%
Specialty-Sector	VanEck VIP Global Gold – Class S Adviser: Van Eck Associates Corporation	1.47%	164.43%	20.00%	20.89%
Specialty-Sector	VanEck VIP Global Resources – Class S Adviser: Van Eck Associates Corporation	1.32%	36.17%	10.24%	8.06%
Balanced/Asset Allocation	Vanguard® VIF Balanced Adviser: Wellington Management Company LLP	0.20%	16.46%	9.29%	10.03%
Large Cap Growth	Vanguard® VIF Capital Growth Adviser: PRIMECAP Management Company	0.34%	28.98%	13.97%	14.96%
Asset Allocation/ Lifestyle	Vanguard® VIF Conservative Allocation Adviser: The Vanguard Group, Inc.	0.12%	12.73%	4.22%	6.14%
A-16

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Value	Vanguard® VIF Diversified Value Adviser: Hotchkis and Wiley Capital Management, LLC; Aristotle Capital Management, LLC; Harris Associates L.P.	0.28%	16.83%	13.24%	11.76%
Large Cap Value	Vanguard® VIF Equity Income Adviser: Wellington Management Company LLP; The Vanguard Group, Inc.	0.29%	16.80%	12.59%	11.52%
Large Cap Blend	Vanguard® VIF Equity Index Adviser: The Vanguard Group, Inc.	0.14%	17.70%	14.27%	14.66%
Global Bond	Vanguard® VIF Global Bond Index Adviser: The Vanguard Group, Inc.	0.13%	5.69%	-0.41%	N/A
Large Cap Growth	Vanguard® VIF Growth Adviser: Wellington Management Company LLP	0.36%	16.89%	11.36%	15.58%
High Yield Bond	Vanguard® VIF High Yield Bond Adviser: Wellington Management Company LLP; The Vanguard Group, Inc.	0.24%	9.18%	4.05%	5.62%
International Equity	Vanguard® VIF International Adviser: Baillie Gifford Overseas Ltd; Schroder Investment Management North America Inc.	0.32%	19.97%	0.62%	10.48%
Mid Cap Blend	Vanguard® VIF Mid-Cap Index Adviser: The Vanguard Group, Inc.	0.17%	11.54%	8.46%	10.77%
Asset Allocation/ Lifestyle	Vanguard® VIF Moderate Allocation Adviser: The Vanguard Group, Inc.	0.12%	16.19%	6.51%	8.14%
Specialty-Sector	Vanguard® VIF Real Estate Index Adviser: The Vanguard Group, Inc.	0.26%	3.11%	4.51%	5.08%
Short Term Bond	Vanguard® VIF Short Term Investment Grade Adviser: The Vanguard Group, Inc.	0.14%	6.85%	2.23%	2.81%
Small Cap Growth	Vanguard® VIF Small Company Growth[2] Adviser: ArrowMark Colorado Holdings, LLC	0.29%	6.11%	3.81%	9.61%
Intermediate Term Bond	Vanguard® VIF Total Bond Market Index Adviser: The Vanguard Group, Inc.	0.14%	6.94%	-0.51%	1.90%
International Equity	Vanguard® VIF Total International Stock Market Index Adviser: The Vanguard Group, Inc.	0.09%	32.04%	7.88%	N/A
Large Cap Blend	Vanguard® VIF Total Stock Market Index Adviser: The Vanguard Group, Inc.	0.13%	16.93%	12.98%	14.10%
Intermediate Term Bond	Victory Pioneer Bond VCT – Class II Adviser: Victory Capital Management Inc.	1.17%	8.88%	0.51%	2.59%
Large Cap Value	Victory Pioneer Equity Income VCT - Class II Adviser: Victory Capital Management Inc.	1.05%	11.14%	8.81%	9.11%
High Yield Bond	Victory Pioneer High Yield VCT - Class II Adviser: Victory Capital Management Inc.	1.36%	7.92%	3.95%	5.16%
A-17

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Multi-Sector Bond	Victory Pioneer Strategic Income VCT - Class II Adviser: Victory Capital Management Inc.	1.96%	10.85%	1.99%	3.64%
Specialty-Sector	Virtus Duff & Phelps Real Estate Securities Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Duff & Phelps Investment Management Co.	1.19%	0.72%	6.06%	5.95%
Small Cap Growth	Virtus KAR Small-Cap Growth Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Kayne Anderson Rudnick Investment Management LLC	1.33%	-22.62%	-5.76%	11.33%
Multi-Sector Bond	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Newfleet Asset Management	0.98%	7.58%	2.52%	4.23%
International Equity	Virtus SGA International Growth Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Sustainable Growth Advisers, LP	1.21%	9.26%	1.42%	4.10%
Balanced/Asset Allocation	Virtus Tactical Allocation Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Kayne Anderson Rudnick Investment Management, LLC	1.07%	6.79%	2.09%	7.77%
Mid Cap Growth	Voya MidCap Opportunities Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	1.47%	3.49%	4.14%	10.53%
Specialty-Sector	VY® CBRE Global Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: CBRE Investment Management Listed Real Assets, LLC	1.52%	6.35%	3.60%	3.57%
Specialty-Sector	VY® Columbia Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: Columbia Management Investment Advisers, LLC	1.40%	-0.10%	5.51%	4.64%
High Yield Bond	Western Asset Variable Global High Yield Bond – Class II Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: Western Asset Management Company, LLC; Western Asset Management Company Limited (London); Western Asset Management Company Pte. Ltd. (Singapore)	1.06%	9.95%	2.34%	5.09%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

2 This fund is no longer available for new transfers.
Optional Rider Investment Restrictions

The optional rider is not subject to investment restrictions.
A-18

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The Statement of Additional Information (SAI) contains additional information about the Contract, us, and the Separate Account, including financial statements. The SAI is dated the same date as this Prospectus and the SAI is incorporated by reference into this Prospectus. You may request a free copy of the SAI or submit inquiries about the Contract by writing the Company at its Administrative Office, P.O. Box 750497, Topeka, KS 66675-0497, by calling 1-800-888-2461 or by visiting us online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=NRVA30033&template=fsblny.
You may also obtain reports and other information about the Separate Account on the SEC’s website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier C000098566

Prospectus
May 1, 2026

ELITEDESIGNS® II VARIABLE ANNUITY
Important Privacy Notice Included
Variable annuity contracts issued by
First Security Benefit Life Insurance and Annuity Company of New York
and offered by Security Distributors, LLC
32-70130-04 2026/05/01
V7013D (COMM)

ELITEDESIGNS® II VARIABLE ANNUITY
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
Variable Annuity Account A
Issued By:	Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York 121 State Street Albany, New York 12207 1-800-355-4570 www.fsbl.com	First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the EliteDesigns II Variable Annuity—an Individual Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified contract. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract may be available through third-party financial intermediaries who charge an advisory fee for their services. This fee is in addition to Contract fees and expenses. If you elect to pay the advisory fee from your Contract Value, then this deduction will reduce death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current Owners.
The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, taxes, and tax penalties.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company, called Variable Annuity Account A (the “Separate Account”). Each Subaccount invests in a corresponding mutual fund (each, an “Underlying Fund”). More information about the Underlying Funds currently available under the Contract is available in Appendix A to this Prospectus (entitled “Investment Options Available Under the Contract”).
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. Our obligations under the Contract are subject to our financial strength and claims-paying ability. This Prospectus should be kept for future reference. Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract Value. You should review this Prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date: May 1, 2026
V7013D (COMM)
Protected by U.S. Patent No. 7,251,623 B1.
32-70130-04 2026/05/01

2

3

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”) — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Options.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Annuity Options 1 through 6.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Company — First Security Benefit Life Insurance and Annuity Company of New York. The Company is also identified herein as “we,” “our,” or “us.”
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. The Contract Date is usually the date that the initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Investment Options — The Subaccounts .
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
4

Separate Account — Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is scheduled to be closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Annuity Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
Overview of the Contract

Purpose of the Contract — The Contract is a variable annuity contract. It is designed for retirement planning purposes. You make investments in the Contract’s investment options during the accumulation phase. The value of your investments is used to calculate your benefits under the Contract. At the end of the accumulation phase, we use that accumulated value to calculate the payments that we make during the annuity phase. These payments can provide or supplement your retirement income. Generally speaking, the longer your accumulation phase, the greater your accumulated value may be for setting your benefits and annuity payouts. The Contract also includes a death benefit to help financially protect your Designated Beneficiary.
This Contract may be appropriate for you if you have a long investment time horizon. This Contract is not intended for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading in the Subaccounts that are available under the Contract. Because of the possibility of income tax and tax penalties on early withdrawals, the Contract should not be viewed as an investment vehicle offering low cost liquidity. Your financial goal in acquiring the Contract should focus on a long-term insurance product, offering the prospect of investment growth.
Phases of the Contract — The contract has two phases: (1) an accumulation phase (for savings) and (2) an annuity (payout) phase (for income).
Accumulation Phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. To accumulate value during the accumulation phase, you invest your Purchase Payments and earnings in the Subaccounts that are available under the Contract, which, in turn, invest in Underlying Funds with different investment strategies, objectives, and risk/reward profiles. You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending in part on the investment performance of the Underlying Fund in which such Subaccount invests.
Additional information about the Underlying Funds currently available under the Contract  is provided in Appendix A: Investment Options Available Under the Contract.
Annuity (Payout) Phase. The Annuity phase occurs after the Annuity Start Date and is when you or a designated payee begin receiving regular Annuity payments from your Contract. The Contract provides several Annuity Options. You should carefully review the Annuity Options with your financial or tax adviser. The payments may be fixed or variable or a combination of both. Variable payments will vary based on the performance of the Subaccounts you select. We may make other Annuity Options available upon request. We may also discontinue the availability of one or more of these options at any time.
5

Please note that if you annuitize, your investments will be converted to income payments and you generally will no longer be able to withdraw money at will from your Contract. However, if the Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Annuity Option 5, withdrawals (other than systematic withdrawals or withdrawals to pay investment advisory fees) are permitted after the Annuity Start Date. The Return of Premium Death Benefit terminates upon annuitization.
Contract Features —
Accessing Your Money. Before your Contract is annuitized, you can withdraw money from your Contract at any time. If you take a withdrawal, you may have to pay income taxes, including a tax penalty, if you are younger than age 59½.
Tax Treatment. You can transfer money between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are taxed only upon: (1) making a withdrawal; (2) surrender of the Contract; (3) receiving a payment from us; or (4) payment of a death benefit.
Death Benefit. The Contract includes a standard death benefit equal to the Contract Value reduced by any uncollected premium tax. If you purchased the optional rider that provides an enhanced death benefit, you have the opportunity to leave your beneficiary a death benefit greater than the standard death benefit.
Return of Premium Death Benefit. For an additional cost, under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date.
Advisory Fees. Deductions from your Contract Value to pay third-party advisory fees are treated as withdrawals under the Contract, but the deduction of advisory fees will not count toward the annual free withdrawal amount. If you elect to pay advisory fees from your Contract Value, then the deduction will reduce the death benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Additional Services — We offer several additional services:

Dollar Cost Averaging. You direct us to systematically transfer Contract Value among the Subaccounts on a monthly, quarterly, semiannual, or annual basis.
Asset Reallocation Option. You direct us to automatically reallocate your Contract Value to return to your original percentage investment allocations on a periodic basis.
Automatic Investment Program. Purchase Payments are automatically paid from your bank account on a specified day each month or pursuant to a salary reduction agreement.
Systematic Withdrawals. You receive regular automatic withdrawals from your Contract, on a monthly, quarterly, annual or semi-annual basis, provided that each payment must amount to at least $100 (unless we consent otherwise).
Important Information You Should Consider About the Contract

	FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?	No. The Company does not assess a withdrawal charge on full or partial withdrawals.	Fee Table Fee Table – Examples Charges and Deductions
Are There Transaction Charges?	No. There are no charges for other transactions.	Not Applicable
6

	FEES, EXPENSES, AND ADJUSTMENTS			Location in Prospectus
Are There Ongoing Fees and Expenses?
Yes. The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the Investment Options and optional benefits you choose. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table
Fee Table – Examples
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Return of Premium
Death Benefit Rider
Charge
Charges and Deductions
– Administration Charge
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.25%	1.45%
	Investment options[2] (Underlying Fund fees and expenses)	0.09%	5.82%
	Optional benefit available for an additional charge[3]	0.35%	0.35%
1
As a percentage of Contract Value allocated to the Separate Account. The Base
Contract Expenses do not reflect any applicable Platform Charge, which is an annual charge deducted from Contract Value invested in certain Subaccounts.
2
As a percentage of Underlying Fund average net assets.
3
As a percentage of Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

	Lowest Annual Cost: $1,227.40	Highest Annual Cost: $5,223.01
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
●No optional benefits
●No advisory fees
●No additional Purchase Payments,
transfers or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Base
Contract charge, optional benefit and
Underlying Fund fees and expenses
●No advisory fees
●No additional Purchase Payments,
transfers or withdrawals

	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract The Contract – General
Is this a Short-Term Investment?
No.
●This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
●Withdrawals may reduce or terminate Contract guarantees and may result in taxes and tax penalties.
●The benefits of tax deferral and long-term income mean the Contract is more beneficial to investors with a long-time horizon.

What are the Risks Associated with the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the
Investment Options that are available under the Contract.
●Each investment option has its own unique risks.
●You should review the Investment Options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
7

What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us, First Security
Benefit Life Insurance and Annuity Company of New York. Any obligations, guarantees or benefits of the Contract are subject to our claims-paying ability.
If we experience financial distress, we may not be able to meet our obligations to you. More information about First Security Benefit Life Insurance and
Annuity Company of New York, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.fsbl.com.
Information About the Company, the Separate Account, and the Underlying Funds – First Security Benefit Life Insurance and Annuity Company of New York
	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes.
●Certain investment options may not be available under your Contract.
●Certain Subaccounts prohibit you from transferring out and back in the same
Subaccount within a period of calendar days.
●We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.
●We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.
●We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments.
The Contract – Allocation of Purchase Payments The Contract – Transfers of Contract Value – Frequent Transfer Restrictions Other Information – Changes to Investments
Are There Any Restrictions on Contract Benefits?
Yes.
●The Return of Premium Death Benefit is only available at Contract issue.
You cannot change or cancel it after issue.
●We reserve the right to stop offering the Return of Premium Death Benefit for purchase at any time.
●We do not have the right to modify or terminate an optional benefit.
Withdrawals, however, may reduce the value of the Return of Premium
Death Benefit by an amount greater than the value withdrawn or result in termination of the benefit.
The Contract – Return of Premium Death Benefit
	TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
●If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
●Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
●If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit deferral under the Contract.
●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.

The Contract –
Withdrawals to Pay
Advisory Fees
Charges and Deductions
– Deduction of Advisory
Fees
Federal Tax Matters –
Introduction
Federal Tax Matters –
Income Taxation of
Annuities in General—
Non-Qualified Contracts

	CONFLICTS OF INTEREST	Location in Prospectus
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Other Information – Sale of the Contract
8

	CONFLICTS OF INTEREST	Location in Prospectus
Should I Exchange my Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Additional Compensation Paid to Selected Selling Broker-Dealers
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract, or transfer Contract Value between Investment Options. State premium taxes may also be deducted. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.
Transaction Expenses
Charge
Sales Load Imposed on Purchase Payments	None
Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Processing Fee (per transfer)	None
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Underlying Fund fees and expenses). If you choose to purchase the optional rider, you will pay additional charges, as shown below.
Annual Contract Expenses
Charge
Administrative Expenses	None
Base Contract Expenses (as a percentage of average Contract Value)	1.85%[1]
Optional Benefit Expenses – Return of Premium Death Benefit Rider Charge (as a percentage of Contract Value)	0.35%
1 This charge is comprised of both an annual mortality and expense risk charge and an annual administration charge. The administration charge ranges from an annual rate of 0.25% to 0.65%, depending on the Subaccount, and is deducted daily. The mortality and expense risk charge is
1.20% but is reduced to 1.00% for Contract Values of $500,000 or more. The minimum mortality and expense risk charge of 1.00% is deducted daily. Any mortality and expense risk charge above the minimum charge is deducted from your Contract Value on a monthly basis. See the discussion under “Mortality and Expense Risk Charge.” During the Annuity Period, the Base Contract Expenses range from a minimum of
0.55% to a maximum of 0.95%. The Base Contract Expenses in the table above do not reflect any applicable Platform Charge, which is an annual charge of 0.45% deducted from Contract Value invested in certain Subaccounts. We reserve the right to apply a higher Base Contract charge to new Subaccounts we add in the future.

The next table below shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. These amounts include applicable Platform Charges if you choose to invest in certain Underlying Funds. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A to this Prospectus.
9

Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.09%	5.82%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.09%	5.67%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2027.

Examples — These Examples are intended to help you compare the cost of investing in the Subaccounts with the cost of investing in other annuity contracts that offer Variable Options. These costs include transaction expenses, Annual Contract Expenses and annual Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract. The Examples do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such fees were reflected, the costs would be higher.
The Example assumes all Contract value is allocated to the Subaccounts. Your costs could differ from those shown below if you invest in the Fixed Account (if available).
These Examples assume that you invest $100,000 in the Subaccounts for the time periods indicated. The Examples also assume that your investment has a 5% return each year and you elect the optional benefit available for an additional charge. The first Example assumes the most expensive Annual Underlying Fund Expenses. The second Example assumes the least expensive Annual Underlying Fund Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on the Most Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$7,520.18	$21,974.61	$35,681.55	$66,927.42
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period.	$7,520.18	$21,974.61	$35,681.55	$66,927.42
Based on the Least Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$1,919.39	$5,939.10	$10,212.73	$22,115.44
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period	$1,919.39	$5,939.10	$10,212.73	$22,115.44
Principal Risks of Investing in the Contract

Risk of Investment Loss — The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract.
This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk/Withdrawal Risk — This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A tax may be assessed on withdrawals and surrenders, and it could be substantial. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal could reduce the value of the optional benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long time horizon.
Subaccount Risk — Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you
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are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.
Managed Volatility Fund Risk — Certain Underlying Funds utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the Contract’s guaranteed rider benefits, like living and death benefits, because they reduce the incidence of extreme outcomes, including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your Contract Value and guaranteed rider benefits and may therefore conflict with your personal investment objectives. In addition, the cost of these hedging strategies may negatively impact performance.
Purchase Payment Risk — Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.
Financial Strength and Claims-Paying Ability Risk — All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Business Disruption and Cybersecurity Risk — Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts. For more information about these risks, see “More About the Contract – Business Disruption and Cybersecurity Risks.”
Tax Consequences Risk — Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Advisory Fee Deduction Risk — If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit and guaranteed rider benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Contract Changes Risk — From time to time, we make changes to the Contract. We may limit the number of transfers to 14 in a Contract Year. We may restrict your ability to make subsequent Purchase Payments. We may limit the number of loans you may have outstanding at any time. We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract in accordance with applicable law. We may change the investment restrictions under certain optional benefits, and we may stop offering for purchase any currently available optional benefit at any time.
Information About the Company, the Separate Account, and the Underlying Funds

First Security Benefit Life Insurance and Annuity Company of New York — First Security Benefit Life Insurance and Annuity Company of New York is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
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The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a wholly-owned subsidiary of Security Benefit Life Insurance Company and is a member of the Financial Regulatory Authority (“FINRA”).
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.fsbl.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. Contract value allocated to a Subaccount will vary based on the investment experience of the corresponding Underlying Fund in which the Subaccount invests. There is a risk of loss of the entire amount invested.
The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Changes to Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.
We do not guarantee the investment results of the Separate Account. Accumulated Value allocated to a Subaccount will vary based on the investment experience of the corresponding Investment Option in which the Subaccount invests. You bear the risk of any decline in the Accumulated Value of your Contract resulting from the performance of the Investment Option you have chosen. There is a risk of loss of the entire amount invested.
Underlying Funds — Each Underlying Fund is an open-end management investment company or a series thereof and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies of the Underlying Fund. Each Underlying Fund has its own investment objectives and policies.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ managed volatility strategies that are intended to reduce the Underlying Fund’s overall volatility and downside risk, and those Underlying Funds may help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. During rising markets, the hedging strategies employed to manage volatility could result in your
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Contract Value rising less than would have been the case if you had been invested in an Underlying Fund without a managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in an Underlying Fund with a managed volatility strategy may be helpful in a declining market with higher market volatility because the strategy will often reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in an Underlying Fund with a managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). If you allocate Contract Value to a Subaccount that invests in a fund of funds, you will indirectly bear the fees and expenses of both the top-tier and bottom-tier funds, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities or other assets.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on the corresponding Subaccount may become low and possibly negative.
Shares of the Underlying Funds currently are not publicly traded. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies as other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds, and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Fund to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.
Information regarding each Underlying Fund, including its (i) name, (ii) type or investment objective, (iii) investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance, is available in an appendix to this Prospectus. See Appendix A: Underlying Funds Available Under the Contract. We cannot assure that any Underlying Fund will achieve its objective. Each Underlying Fund has issued a prospectus that contains more detailed information about the Underlying Fund. Read these prospectuses carefully before investing. Paper or electronic copies of the Underlying Fund prospectuses may be obtained by calling us at 1-800-888-2461, e-mailing us at FSBLProspectusRequests@securitybenefit.com or visiting https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=336277116&template=fsblny.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) receives payments from some of the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receives can be significant. Where these payments are made, the advisers, sub-advisers, or distributors (or affiliate thereof) of those Underlying Funds have increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments can be used by the Company for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and in the Company’s role as an intermediary for the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its affiliate, SDL, the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund’s investment returns. Currently, the Company and SDL receive 12b-1 fees ranging from 0.05% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in Underlying Funds that pay 12b-1 fees.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment
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advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.05% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in an Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is based on a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. In the case of certain of the Underlying Funds, the Underlying Fund’s adviser, sub-adviser, distributor, or affiliates provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, pay the Company (or its affiliates) and/or selling firms amounts to participate in their national and regional sales conferences and meetings with their sales desks, and/or provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive for them to market the Underlying Funds when offering or distribution the Contract and to cooperate with their promotional efforts for the Underlying Funds.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments described above that range in total from a minimum of 0.25% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in an Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for the Company to meet its revenue targets. See “Administration Charge.”
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant assets. The Company does not recommend or endorse any particular Underlying Fund and does not provide investment advice.
Charges and Deductions

Certain charges will be deducted in connection with the Contract, as described below.
Transaction Expenses
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge upon the Annuity Start Date. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.
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Deduction of Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time, and you may authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. You may terminate your investment adviser authorization at any time by sending written and signed notice of termination to our Administrative Office or submitting an electronic notice of termination to AAWF-NF@securitybenefit.com.
We will treat each deduction as a partial withdrawal from your Contract. However, the deductions will not count toward the annual free withdrawal amount. The Company will deduct the amount of the withdrawal from the Contract Value in the Subaccounts, according to the Owner’s or authorized investment adviser’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay the investment adviser's fees may be subject to federal and state income tax and a 10% federal penalty tax.
The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Withdrawals from your Contract Value to pay advisory fees will reduce the death benefits and other guaranteed benefits under the Contract, perhaps significantly. See “Death Benefit” for an example of how withdrawals to pay advisory fees impact the Contract Value and standard death benefit.
Annual Contract Expenses
Administrative Expenses
The Company does not deduct Administrative Expenses from your Contract.
Base Contract Expenses
Mortality and Expense Risk Charge — The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to a mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value at the time the charge is deducted, as set forth in the table below.
Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
Less than $500,000	1.20%
$500,000 or more	1.00%
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis, of each Subaccount’s average daily net assets. The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.
The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.
The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The
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Company also assumes a mortality risk in connection with the death benefit under the Contract (i.e., for deaths occurring sooner than the Company’s actuarial tables predict).
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Equity Allocation, Dimensional VA Global Bond Portfolio, Dimensional VA Global Moderate Allocation, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative
Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard®
VIF Equity Index, Vanguard® VIF Global Bond Index, Vanguard® VIF Growth, Vanguard®
VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index,
Vanguard® VIF Moderate Allocation, Vanguard® VIF Real Estate Index, Vanguard® VIF
Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF
Total Bond Market Index, Vanguard® VIF Total International Stock Market Index,
Vanguard® VIF Total Stock Market Index
0.65%
All other Subaccounts	0.25%
The Company guarantees that this charge will not increase for the Subaccounts available under the Contract as of the date of this Prospectus; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. Any amount of the Administration Charge that exceeds 0.25% is sometimes called a Platform Fee.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that we add in the future that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for the Company to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary for, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.
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The Company deducts a monthly charge from your Contract Value for the Return of Premium Death Benefit rider. The Company deducts the monthly charge from your Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value.
Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract and may vary from year to year.
Payment of Compensation — The Company pays commissions to SDL and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. Commissions and other incentives or payments (discussed below) are not charged directly to Owners or the Separate Account. The Company uses its corporate assets to pay commissions and other costs of distributing the Contract. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract (including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract) or from its General Account.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a non-tax qualified contract (“Non-Qualified Contract”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code ("IRA" or “Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Contract. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider) are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may
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be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are noncash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept, without prior Company approval, aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment and to cease accepting Purchase Payments.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company, in good order. In this regard “good order” means that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and the initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, any such Purchase Payment will not be processed until it is in good order. In this regard, “good order” means that the Purchase Payment is preceded or accompanied by sufficient information to properly credit such Purchase Payment. Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about the Owner’s account to government regulators. In addition, the Company may be required to block the Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.
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Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations must be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option (each, an “Automatic Allocation Program”) by telephone provided the proper form is properly completed, signed, and received by the Company at its Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”
Fund Liquidations. If your allocation instructions include a Subaccount that has become no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate the applicable portion of any subsequent Purchase Payments to the Rydex VIF U.S. Government Money Market Subaccount, and any automatic allocation instructions for scheduled transfers that include a Subaccount that is no longer available due to a fund liquidation will be terminated. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Subaccount that is no longer available due to a fund liquidation), you will need to submit a new form to us. If you request a transfer of Contract Value to a Subaccount that is no longer available due to a fund liquidation, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts. We reserve the right to close Subaccounts. If we close a Subaccount (a “Closed Subaccount”), you may be prevented from allocating Purchase Payments or Contract Value to that Subaccount. The table below lists the Closed Subaccounts, and the effective date on which the Subaccount’s were closed or will close.
Closed Subaccounts	Effective Date
Alger Capital Appreciation	April 30, 2021
Lord Abbett Series Developing Growth VC	May 5, 2021
Rydex VIF Dow 2x Strategy	May 1, 2019
Rydex VIF Europe 1.25x Strategy	May 1, 2019
Rydex VIF Government Long Bond 1.2x Strategy	May 1, 2019
Rydex VIF Inverse Dow 2x Strategy	May 1, 2019
Rydex VIF Inverse Government Long Bond Strategy	May 1, 2019
Rydex VIF Inverse Mid-Cap Strategy	May 1, 2019
Rydex VIF Inverse NASDAQ-100® Strategy	May 1, 2019
Rydex VIF Inverse Russell 2000® Strategy	May 1, 2019
Rydex VIF Inverse S&P 500 Strategy	May 1, 2019
Rydex VIF Japan 2x Strategy	May 1, 2019
Rydex VIF Mid-Cap 1.5x Strategy	May 1, 2019
Rydex VIF NASDAQ-100® 2x Strategy	May 1, 2019
Rydex VIF Nova	May 1, 2019
Rydex VIF Russell 2000® 1.5x Strategy	May 1, 2019
Rydex VIF Russell 2000® 2x Strategy	May 1, 2019
Rydex VIF S&P 500 2x Strategy	May 1, 2019
Rydex VIF Strengthening Dollar 2x Strategy	May 1, 2019
Rydex VIF Weakening Dollar 2x Strategy	May 1, 2019
Vanguard® VIF Small Company Growth	May 1, 2019
In the event that we receive a request to allocate Purchase Payments or Contract Value to a Closed Subaccount, we will handle that transaction as follows:
New Applications. If we receive an application for a Contract with an allocation to a Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The
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Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. Except as provided below, if we receive a Purchase Payment for an existing Contract with an allocation a Closed Subaccount, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount. If you have automatic allocation instructions designating allocation to a Closed Subaccount pursuant to an Automatic Allocation Program as of the date that a Subaccount is closed, your automatic allocation instructions will be terminated as of the close of business on that date. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to a Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Notwithstanding the foregoing:
●
If you had Contract Value allocated to the Alger Capital Appreciation on April 30, 2021, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Alger Capital Appreciation Subaccount pursuant to an Automatic Allocation Program will remain in effect.
●
If you had Contract Value allocated to the Lord Abbett Series Developing Growth VC Subaccount on May 5, 2021, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Lord Abbett Series Developing Growth VC Subaccount pursuant to an Automatic Allocation Program will remain in effect.
●
The Rydex VIF Dow 2x Strategy, Rydex VIF Europe 1.25x Strategy, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100® Strategy, Rydex VIF Nova, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF Strengthening Dollar 2x Strategy, and Rydex VIF Weakening Dollar 2x Strategy closed on May 1, 2019. If you had Contract Value allocated to these Subaccounts at the time that it closed, your Contract Value will remain invested in that Subaccount. You may transfer Contract Value from these Subaccounts, but you will not be able to allocate Purchase Payments or transfer Contract Value to these Subaccounts.
●
If you had Contract Value allocated to the Vanguard® VIF Small Company Growth Subaccount on May 1, 2019, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Vanguard® VIF Small Company Growth Subaccount pursuant to an Automatic Allocation Program will remain in effect.
Dollar Cost Averaging Option — For no additional charge, prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or
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Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, as of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received by the Company. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option.
Asset Reallocation Option — For no additional charge, prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, as of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee, for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you may also elect the Dollar Cost Averaging Option.
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Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and received at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the applicable cut-off time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests is 2:00 p.m. Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one hour prior to closing. See “Cut-Off Times.” In addition, a transfer request will not be processed until it is in good order. In this regard, “good order” means that the transfer request is preceded or accompanied by sufficient information to properly execute the transfer.
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Donoghue, Rydex and certain Federated Subaccounts. In addition, transfers are subject to frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer processing fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing an Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher, which are reflected in Underlying Fund performance. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of an affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
●
the total dollar amount being transferred;
●
the number of transfers you made within a period of time;
●
transfers to and from (or from and to) the same Subaccount;
●
whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
●
whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
There is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners. If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period beginning on the date of the letter.
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In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000.
Subaccount	Number of Round Trip Transfers
Federated Hermes High Income Bond II	2[1]
1
Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that
Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transfer money out of the NAA SMid-Cap Value Series Subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the NAA SMid-Cap Value Series Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
AB Discovery Value, AB Relative Value, AB Sustainable Global Thematic, AB VPS Dynamic Asset Allocation	30 days
Alger Capital Appreciation[1], Alger Large Cap Growth	30 days
Allspring Opportunity VT, Allspring VT Discovery All Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days
AFIS Capital World Growth and Income, AFIS U.S. Government Securities, AFIS
Washington Mutual Investors, American Funds IS® Asset Allocation, American Funds IS®
Capital World Bond, American Funds IS® EUPAC FundTM, American Funds IS® Global
Growth, American Funds IS® Growth, American Funds IS® Growth-Income, American
Funds IS® International Growth and Income, American Funds IS® Mortgage, American
Funds IS® New World, American Funds IS® SMALLCAP World Fund®
30 days
BlackRock Advantage Large Cap Core V.I., BlackRock Basic Value V.I., BlackRock Capital
Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I.,
BlackRock High Yield V.I., BlackRock Large Cap Focus Growth V.I.
30 days
BNY Mellon IP Small Cap Stock Index, BNY Mellon IP Technology Growth, BNY Mellon Stock Index, BNY Mellon VIF Appreciation	60 days
Dimensional VA Equity Allocation, Dimensional VA Global Bond Portfolio, Dimensional VA
Global Moderate Allocation, Dimensional VA International Small Portfolio, Dimensional VA
International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA
U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Donoghue Forlines Dividend VIT Fund, Donoghue Forlines Momentum VIT Fund	Unlimited
DWS Small Mid Cap Value VIP	30 days
Eaton Vance VT Floating-Rate Income	90 days
Federated Hermes Fund for U.S. Government Securities II	Unlimited
Federated Hermes High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
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Subaccount	Transfer Block Restriction (# of Calendar Days)
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap,
Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth
Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment
Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate,
Fidelity® VIP Strategic Income
60 days
Franklin DynaTech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income VIP
Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund,
Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap
Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP
Fund, Franklin U.S. Government Securities VIP Fund
30 days
Goldman Sachs VIT International Equity Insights, Goldman Sachs VIT Large Cap Value,
Goldman Sachs VIT Mid Cap Growth, Goldman Sachs VIT Mid Cap Value, Goldman
Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth
30 days
Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Total Return Bond	30 days
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk
Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Discovery Mid Cap
Growth, Invesco V.I. Equally-Weighted S&P 500, Invesco V.I. Equity and Income, Invesco
V.I. EQV International Equity, Invesco V.I. Global, Invesco V.I. Global Real Estate, Invesco
V.I. Global Strategic Income, Invesco V.I. Government Securities, Invesco V.I. Growth and
Income, Invesco V.I. Health Care, Invesco V.I. High Yield, Invesco V.I. International Growth,
Invesco V.I. Main Street Mid Cap Fund®, Invesco V.I. Main Street Small Cap Fund®,
Invesco V.I. S&P Buffer Fund – December, Invesco V.I. S&P Buffer Fund – June, Invesco
V.I. S&P Buffer Fund – March, Invesco V.I. S&P Buffer Fund – September, Invesco V.I.
Small Cap Equity
30 days
Janus Henderson VIT Enterprise, Janus Henderson VIT Forty, Janus Henderson VIT Mid Cap Value, Janus Henderson VIT Overseas, Janus Henderson VIT Research	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Developing Growth VC2, Lord
Abbett Series Dividend Growth VC, Lord Abbett Series Fundamental Equity VC, Lord
Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord
Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC
30 days
LVIP American Century Inflation Protection, LVIP American Century International, LVIP
American Century Mid Cap Value, LVIP American Century Value, LVIP Avantis Large Cap
Value, LVIP JPMorgan Core Bond, LVIP JPMorgan Small Cap Core, LVIP JPMorgan U.S.
Equity
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High
Yield, MFS® VIT II MA Investors Growth Stock, MFS® VIT II Research International, MFS®
VIT International Intrinsic Equity, MFS® VIT Investors Trust, MFS® VIT New Discovery,
MFS® VIT Research, MFS® VIT Total Return, MFS® VIT Total Return Bond, MFS® VIT
Utilities
30 days
Morgan Stanley VIF Emerging Markets Debt, Morgan Stanley VIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF
Asset Allocation Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio,
Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF
Asset Allocation Portfolio
30 days
NAA All Cap Value Series, NAA Large Cap Value Series, NAA Large Core Series, NAA
Large Growth Series, NAA Mid Growth Series, NAA Small Cap Value Series, NAA Small
Growth Series, NAA SMid-Cap Value Series, NAA World Equity Income Series
30 days
Neuberger Berman Quality Equity Portfolio	30 days
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Subaccount	Transfer Block Restriction (# of Calendar Days)
Nomura VIP Asset Strategy, Nomura VIP Balanced, Nomura VIP Core Equity, Nomura VIP
Energy, Nomura VIP Global Growth, Nomura VIP Growth, Nomura VIP High Income,
Nomura VIP International Core Equity, Nomura VIP Limited-Term Bond, Nomura VIP Mid
Cap Growth, Nomura VIP Natural Resources, Nomura VIP Science and Technology,
Nomura VIP Small Cap Growth, Nomura VIP Smid Cap Core, Nomura VIP Value
60 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging
Markets Bond, PIMCO VIT Global Bond Opportunities (Unhedged), PIMCO VIT Global
Managed Asset Allocation, PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT
Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Putnam VT Core Equity, Putnam VT Diversified Income, Putnam VT Global Asset
Allocation, Putnam VT High Yield, Putnam VT Income, Putnam VT Large Cap Growth,
Putnam VT Large Cap Value, Putnam VT Small Cap Growth
30 days
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF
Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy[3],
Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe
1.25x Strategy[3], Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x
Strategy[3], Rydex VIF Health Care, Rydex VIF High Yield Strategy, Rydex VIF Internet,
Rydex VIF Inverse Dow 2x Strategy[3], Rydex VIF Inverse Government Long Bond
Strategy[3], Rydex VIF Inverse Mid-Cap Strategy[3], Rydex VIF Inverse NASDAQ-100®
Strategy[3], Rydex VIF Inverse Russell 2000® Strategy[3], Rydex VIF Inverse S&P 500
Strategy[3], Rydex VIF Japan 2x Strategy[3], Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x
Strategy[3], Rydex VIF NASDAQ-100® Strategy[3], Rydex VIF NASDAQ-100® 2x Strategy[3],
Rydex VIF Nova[3], Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF
Retailing, Rydex VIF Russell 2000 1.5x Strategy[3], Rydex VIF Russell 2000® 2x Strategy[3],
Rydex VIF S&P 500 2x Strategy[3], Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500
Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure
Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure
Value, Rydex VIF Strengthening Dollar 2x Strategy[3], Rydex VIF Technology, Rydex VIF
Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money
Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy[3]
Unlimited
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Emerging Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
TOPS® Aggressive ETF, TOPS® Balanced ETF, TOPS® Conservative ETF, TOPS®
Managed Risk Balanced ETF, TOPS® Managed Risk Moderate ETF, TOPS® Managed Risk
Moderately Aggressive ETF, TOPS® Moderate ETF, TOPS® Moderately Aggressive ETF
30 days
VanEck VIP Global Gold, VanEck VIP Global Resources	30 days
Vanguard® VIF Balanced, Vanguard® VIF Conservative Allocation, Vanguard® VIF
Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard®
VIF Global Bond Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond,
Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate
Allocation, Vanguard® VIF PRIMECAP, Vanguard® VIF Real Estate Index, Vanguard® VIF
Short Term Investment Grade, Vanguard® VIF Small Company Growth[4], Vanguard® VIF
Total Bond Market Index, Vanguard® VIF Total International Stock Market Index, Vanguard®
VIF Total Stock Market Index
30 days
Victory Pioneer Bond VCT, Victory Pioneer Equity Income VCT, Victory Pioneer High Yield VCT, Victory Pioneer Strategic Income VCT	30 days
25

Subaccount	Transfer Block Restriction (# of Calendar Days)
Virtus Duff & Phelps Real Estate Securities Series, Virtus KAR Small-Cap Growth Series,
Virtus Newfleet Multi-Sector Intermediate Bond Series, Virtus SGA International Growth
Series, Virtus Tactical Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days
VY CBRE Global Real Estate Portfolio, VY Columbia Real Estate Portfolio	30 days
Western Asset Variable Global High Yield Bond	30 days
1
You may transfer Contract Value to the Alger Capital Appreciation Subaccount only if you had Contract Value allocated to that Subaccount on
April 30, 2021.
2
You may transfer Contract Value to the Lord Abbett Series Developing Growth VC Subaccount only if you had Contract Value allocated to that Subaccount on May 5, 2021.
3
You may transfer Contract Value to the Rydex VIF Dow 2x Strategy, Rydex VIF Europe 1.25x Strategy, Rydex VIF Government Long Bond
1.2x Strategy, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy,
Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF
Japan 2x Strategy, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Russell 2000® 1.5x
Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF Strengthening Dollar 2x Strategy, and Rydex VIF
Weakening Dollar 2x Strategy Subaccounts only if you had Contract Value allocated to that Subaccount on May 1, 2019.
4
You may transfer Contract Value to the Vanguard® VIF Small Company Growth Subaccount only if you had Contract Value allocated to that
Subaccount on May 1, 2019.

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example,
26

two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Donoghue, Rydex and certain Federated Subaccounts (see chart above), which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Donoghue, Rydex and certain Federated Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher, which are reflected in Underlying Fund performance.
Because the Company does not reserve the unfettered right to prohibit transfers, it cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under your Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including:
●
Investment performance of the Subaccounts to which you have allocated Contract Value,
●
Payment of Purchase Payments,
●
Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and
●
Charges assessed in connection with the Contract, including charges for any optional riders selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
27

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction request (subject to any application requirements that the transaction be in good order, as described herein). The price of each Subaccount is determined on each Valuation Date as of the close of regular trading on the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests, as described herein) received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.”
Requests to transfer Contract Value received at or after the applicable cut-off time will be effected at the Accumulation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests is 2:00 p.m. Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one hour prior to closing. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 1.00% annually, and (5) the administration charge for that Subaccount, and (6) the deduction of the Underlying Fund’s fees and expenses.
The minimum mortality and expense risk charge of 1.00% and the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount) are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — We refer to the times by which financial transactions must be received to be processed on the current Valuation Date as “cut-off times.” Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) normally must be received prior to 3:00 p.m. Central time. Financial transactions (other than transfers) received at or after the cut-off time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals to pay investment advisory fees), death benefit payments, and Purchase Payments.
Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received
28

by 2:00 p.m. Central time. Transfer requests received at or after the cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 15 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including systematic withdrawals and withdrawals to pay investment advisory fees, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under applicable law. Withdrawals (other than systematic withdrawals or withdrawals to pay investment advisory fees) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Annuity Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that it is received by the Company at its Administrative Office; however, if the request is received on a Valuation Date at or after the cut-off time (normally 3:00 p.m. Central time), the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a withdrawal will not be processed until it is in good order. In this regard, “good order” means that the withdrawal request is accompanied by a properly completed Withdrawal Request form (including the Owner’s signature and, if applicable, the written consent of any effective assignee or irrevocable beneficiary).
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which the withdrawal is processed, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium Tax Charge.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Annuity Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals to pay investment advisory fees. A request for a partial withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such premium tax charge . See “Premium Tax Charge.”
If a partial withdrawal (other than a systematic withdrawal or a withdrawal to pay investment advisory fees) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal to pay investment advisory fees, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
29

Withdrawals to Pay Advisory Fees — The deduction of advisory fees from your Contract Value is treated as a withdrawal under the Contract. The deduction of advisory fees will not count toward the annual free withdrawal amount. Deductions from your Contract Value to pay advisory fees will reduce the death benefit, perhaps significantly.
Withdrawals to pay advisory fees may still be treated as withdrawals for tax purposes by the Company and/or the IRS. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay advisory fees to a financial intermediary may be subject to federal and state income taxes and a 10% federal penalty tax.
A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges and the impact of deducting advisory fees from your Contract Value.
Systematic Withdrawals — For no additional charge, the Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contact to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner, and instructions regarding payment.
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If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable as of the date the Company receives due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any applicable death benefit will terminate at the Annuity Start Date without value. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. Under a Qualified Contract, most non-spouse Designated Beneficiaries will be required to receive all proceeds within ten years. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.
Example of the Impact of Advisory Fee Withdrawals on Contract Value and the Standard Death Benefit over Time. Assume:
(i)
The initial Purchase Payment is $100,000 and no additional Purchase Payments are added to the Contract.
(ii)
The Contract Value grows at an annual rate of 3%.
(iii)
An advisory fee withdrawal of $1,000 is taken each Contract Year at the end of the Contract Year.
Beginning of Contract Year	Contract Value Prior to Advisory Fee Withdrawal	Advisory Fee Withdrawal	Contract Value After Advisory Fee Withdrawal	Death Benefit After Advisory Fee Withdrawal
1	$100,000.00	$1,000.00	$102,000.00	$102,000.00
2	$102,000.00	$1,000.00	$104,060.00	$104,060.00
3	$104,060.00	$1,000.00	$106,181.80	$106,181.80
4	$106,181.80	$1,000.00	$108,367.25	$108,367.25
5	$108,367.25	$1,000.00	$110,618.27	$110,618.27
6	$110,618.27	$1,000.00	$112,936.82	$112,936.82
7	$112,936.82	$1,000.00	$115,324.92	$115,324.92
8	$115,324.92	$1,000.00	$117,784.67	$117,784.67
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Beginning of Contract Year	Contract Value Prior to Advisory Fee Withdrawal	Advisory Fee Withdrawal	Contract Value After Advisory Fee Withdrawal	Death Benefit After Advisory Fee Withdrawal
9	$117,784.67	$1,000.00	$120,318.21	$120,318.21
10	$120,318.21	$1,000.00	$122,927.76	$122,927.76
11	$122,927.76	$1,000.00	$125,615.59	$125,615.59
12	$125,615.59	$1,000.00	$128,384.06	$128,384.06
13	$128,384.06	$1,000.00	$131,235.58	$131,235.58
14	$131,235.58	$1,000.00	$134,172.65	$134,172.65
15	$134,172.65	$1,000.00	$137,197.83	$137,197.83
16	$137,197.83	$1,000.00	$140,313.76	$140,313.76
17	$140,313.76	$1,000.00	$143,523.18	$143,523.18
18	$143,523.18	$1,000.00	$146,828.87	$146,828.87
19	$146,828.87	$1,000.00	$150,233.74	$150,233.74
20	$150,233.74	$1,000.00	$153,740.75	$153,740.75
21	$153,740.75	$1,000.00	$157,352.97	$157,352.97
As the table above demonstrates, withdrawals to pay advisory fees taken over time will decrease the Contract Value. If the death benefit is equal to the Contract Value, such death benefit will also decrease as a result of withdrawals to pay advisory fees.
Distribution Requirements — The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For Contracts issued in connection with a Non-Qualified Contract, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and the Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
For any Designated Beneficiary of a Non-Qualified Contract other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.
Please note that any death benefit we may pay in excess of the Contract Value is subject to our financial strength and claims-paying ability.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
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Benefits Under the Contract

The following table summarizes information about the optional and standard benefits under the Contract that are currently available. Please note that this table does not fully describe the terms and conditions of each benefit. You should refer to the applicable sections of this Prospectus for additional information.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides a death benefit equal to the Contract Value.	There is no charge for this option.	●The death benefit will be reduced by any uncollected premium tax.
Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts.	There is no charge for this option.
●The minimum amount that may be transferred to any one
Subaccount is $25.00.
●The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
●Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted.
●After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.	●The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
Automatic Investment Program	A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.	There is no charge for this option.	●The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is reduced to $50.
Systematic Withdrawals	Allows you to set up periodic automatic payments of a certain percentage or dollar amount of your Contract Value.	There is no charge for this option.
●Each payment must be at least $100 (unless we consent
otherwise).
●Withdrawals may be subject to income tax and penalties.
●If an Owner is enrolled in the Dollar Cost Averaging or Asset
Reallocation Options, the Owner may not elect to receive
systematic withdrawals from any Subaccount that is part of the
Dollar Cost Averaging or Asset Reallocation Options.

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Optional Benefit
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Return of Premium Death Benefit	Provides an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date.	0.35%
●The rider is only available at issue. You cannot change or cancel the rider after it has been issued.
●We will reduce the death benefit offered under this rider by any uncollected premium tax.
●If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative
Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
●The Owner and any Joint Owner must be 80 or younger on the
Contract Date.
●Certain withdrawals could significantly reduce or even terminate the benefit, including systematic withdrawals and withdrawals used to pay investment adviser fees.
●The Company will continue to deduct the rider charge after the
Annuity Start Date if you elect Annuity Option 5 or 6.
●Withdrawals (including withdrawals to pay advisory fees) reduce the benefit proportionately. This means withdrawals could
significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Optional Riders — Upon your application for the Contract, you may select one or both of the following riders:
●
Return of Premium Death Benefit;
●
Extra Credit at 3%.
The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See a detailed description of each rider below.
Return of Premium Death Benefit — For an additional charge, as reflected in the Fee Table, under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”
The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:
1.
Contract Value; or
2.
The sum of all Purchase Payments (not including any Credit Enhancements) less an adjustment for any withdrawals and withdrawal charges (including systematic withdrawals and withdrawals to pay investment advisory fees).
In the event of a withdrawal (including a systematic withdrawal or a withdrawal to pay investment advisory fees), we reduce your Return of Premium Death Benefit as last adjusted for any prior withdrawal in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be reduced by an amount that is greater than the dollar amount of your withdrawal.
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●
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal (including a withdrawal to pay advisory fees), then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000). After the withdrawal, your death benefit is $83,333. Note that your death benefit decreased by more than the dollar amount of your withdrawal.
See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.
Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax, and, if the Extra Credit Rider was in effect, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death (however, if the death benefit is 1 above, we will not reduce the death benefit by any Credit Enhancements).
Note: If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first Contract anniversary and may not be deferred beyond the Annuitant’s 90th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth Contract anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract currently provides for six Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time but will always offer a variable annuity option. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Annuity Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G for 45 years and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity.
Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis (note that less frequent payments will result in a larger payment amount, assuming the same amount is applied to purchase the annuity), although no payments will be made for less than $20. If the Company refuses to make payments of less than $20, the Company reserves the right to permit surrender of the Contract in lieu of making such payments.
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the
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Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Annuity Option 5.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Annuity Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Annuity Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the Annuity Start Date is uncertain. Consult a tax advisor before requesting a withdrawal after the Annuity Start Date. The Owner may not make systematic withdrawals under Annuity Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period, as was available during the accumulation phase, if variable annuity payments have been selected.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Annuity Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made. For example, if the Annuity start amount was $100,000 and the calculated monthly annuity payment was $550, 182 payments ($100,000 / $550) would be guaranteed for the life of the Annuitant. This means if the Annuitant dies before 182 payments have been made, the remaining annuity payments will be continued to the Designated Beneficiary.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Annuity Option 1, there is no minimum number of payments guaranteed under this Annuity Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Annuity Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the
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death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.
Option 5 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Annuity Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Annuity Option 5.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. If you have questions about the calculation of the payment amount under a particular Annuity Option, you can contact the Company at 1-800-888-2461. For Contracts used in connection with an IRA, reference should be made to the terms of the particular IRA and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that distributions begin no later than April 1 of the calendar year following the year in which the Annuitant reaches their “applicable age” as defined in the Code.
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If the Annuitant attains age 72 after 2022 and age 73 before 2033, their applicable age is 73. If Annuitant attains age 74 after 2032, their applicable age is 75. In addition, under an IRA, not all Annuity Options will satisfy required minimum distribution rules, particularly as those rules apply to your beneficiary after your death. Beginning with Owner deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must complete distributions within ten years of the Owner’s death in order to satisfy required minimum distribution rules. Consult a tax adviser before electing an Annuity Option. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.
More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public. Not all Annuity Options will satisfy required minimum distribution rules for every Beneficiary.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees) or death benefit proceeds from Contract Value allocated to the Subaccounts within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone such a payment from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
●
During which the NYSE is closed other than customary weekend and holiday closings,
●
During which trading on the NYSE is restricted as determined by the SEC,
●
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or
●
For such other periods as the SEC may by order permit for the protection of investors.
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The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Business Disruption and Cybersecurity Risks — We rely on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (e.g. affecting the internet, cloud services, or other infrastructure) or targeted (e.g. failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks).
Cybersecurity risks include, but are not limited to, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our website (or the websites of third parties on whom we rely), disruption of routine business operations, and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the recent military conflict between the United States and Iran, and the Russian invasion of Ukraine and the responses by the United States and other governments). Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.
Systems failures and cybersecurity incidents affecting us, our affiliates, the Underlying Funds, intermediaries, service providers, and other third parties on whom we rely may adversely affect your contract value and interfere with our ability to process contract transactions and calculate contract values. Systems failures and cybersecurity breaches may cause us to be unable to process orders from our website or with the Underlying Funds, cause us to be unable to calculate unit values and/or the Underlying Funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value.
The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the Underlying Funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.
In addition, we are also exposed to risks related to natural and man-made disasters including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability of our employees or the employees of our service providers to perform their job responsibilities. They could interfere with our processing of contract transactions, including processing orders from Owners and orders with the Underlying Funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the Underlying Funds and the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we or the Underlying Funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.
Restrictions on Withdrawals from Qualified Plans — Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, effective for plan years beginning in 2024, distributions of employee elective deferrals, qualified nonelective contributions, qualified matching contributions, and gains attributable to such contributions may now be made on account of hardship. Under prior provisions, distributions on account of hardship generally were limited to amounts
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attributable to employee elective deferrals. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, purchasing a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a rollover under the Internal Revenue Code. An Owner of a Contract may be able to transfer your Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under your employer’s Section 403(b) arrangement.
Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this Prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the
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Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Owner Control. In certain circumstances, owners of Non-Qualified variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable currently in the variable Contract Owner’s gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. While the Company does not think that such will be the case, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that an Owner of a Contract might be treated as the owner of a pro rata portion of the assets of the Separate Account.
The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non-Qualified Contracts — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons,” “Diversification Standards,” and “Owner Control.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Non-Qualified Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Amounts distributed from a Contract because of your death or the death of the Annuitant are generally treated as income to the recipient. If distributed in a lump sum, such payments are taxed in the same manner as if the Contract had been surrendered, and if distributed under an Annuity Option, they are taxed in the same manner as annuity payments. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay advisory fees to a financial intermediary may be subject to federal and state income taxes and a 10% federal penalty tax. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
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Surrenders. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed as ordinary income.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a Non-Qualified contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be
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applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. If contemplating any such transfer, assignment, selection or exchange, the Owner should contact a competent tax adviser with respect to the potential effects of such a transaction.
Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage beyond that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could subject the Owner or Beneficiary to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their Beneficiaries. Please note that for Owners who die on or after January 1, 2020, most non-spouse Beneficiaries will no longer be able to satisfy these rules by “stretching” payouts over their lifetimes. Instead, those Beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to “eligible designated beneficiaries,” which include disabled and chronically ill individuals, individuals who are not more than ten years younger than the deceased individual, and children who have not reached the age of majority. Owners and Beneficiaries should consult a tax adviser if they may be affected by these changes. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:
Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs,” which are described below.
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IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of (i) $7,500 or $8,600 for owners age 50 or older (for 2026) or (ii) 100% of the individual’s taxable compensation (for 2026).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,100 in 2026 (indexed for inflation in future tax years). However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($129,000 to $149,000 for a married couple filing a joint return and $81,000 to $91,000 for a single taxpayer in 2026). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $242,000 to $252,000 (for 2026). Non-deductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches their applicable age (as defined above), regardless of the contract owner’s retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Not all Annuity Options will satisfy minimum distribution rules for every designated beneficiary. Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $153,000 to $168,000 in adjusted gross income for 2026 ($242,000 to $252,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contract Owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the Contract Owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. Beginning with deaths occurring on or after
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January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must complete distributions within ten years of the Owner’s death.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be another Section 403(b) plan, a qualified retirement plan, or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
A Section 403(b) plan must provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12-month period. The 12-month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12-month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (x) made in connection with the birth or adoption of a child, in limited circumstances; or (xi) made to terminally ill employees.
The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.” There may be additional exceptions to the 10% penalty tax (e.g., certain disaster relief distributions).
Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the Participant is subject to a 25% tax on the amount that was not properly distributed, which is reduced to 10% if corrected within a two year correction period. The value of any enhanced death benefits or other optional Contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
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The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered tax advice.
Other Information

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having beneficial interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
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The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. In addition, the Company reserves the right to substitute shares of any or all of the Underlying Funds in accordance with applicable law. In all cases, the Company will send you notice. For instance, the Company may seek to substitute shares of Underlying Funds should they no longer be available for investment, or if the Company’s management believes further investment in shares of any Underlying Fund should become inappropriate in view of the purposes of the Contract. The Company may substitute shares of an Underlying Fund with the shares of another Underlying Fund or the shares of a fund not currently offered under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial
47

withdrawals. The Company may confirm certain transactions on a quarterly basis rather than at the time they occur. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive an annual and semiannual shareholder report for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. The shareholder reports contain information required by federal securities laws and will also be available online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=336277116&template=fsblny.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and received at the Company’s Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s website. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Reallocation Option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions, provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company nor any of its affiliates nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests, provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, SDL, for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through SDL’s registered representatives, as well as through registered representatives of broker-dealers that have entered into selling agreements with SDL for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives of SDL and of Selling Broker-Dealers must be licensed as insurance agents by New York insurance authorities and appointed as agents of the Company in order to sell the Contract. The Company pays commissions directly to SDL, as well as to Selling Broker-Dealers through SDL in connection with sales of the Contract. During
48

fiscal years 2025, 2024, and 2023, the amounts paid to SDL in connection with all contracts sold through the Separate Account were $0, $0, and $0, respectively. SDL passes through commissions it receives either to the SDL registered representatives involved in the sales process or to the Selling Broker-Dealers for their sales of the Contract, as applicable. SDL does not retain any portion of commissions it receives as principal underwriter for the Contract. However, the Company (or an affiliate) pays some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, compensation and benefits for SDL’s registered representatives, advertising expenses, and other expenses of distributing the Contract. The Company does not pay commissions to financial intermediaries who receive advisory fees from Contract owners because such intermediaries receive compensation in connection with the Contract in the form of those advisory fees.
Selling Broker-Dealers. The Company pays commissions to SDL and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company uses its corporate assets to pay commissions and other costs of distributing the Contract. Commissions and other incentives or payments described below are not charged directly to Owners of the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract (including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract) or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company pays compensation as a percentage of initial and subsequent Purchase Payments at the time it receives them or as a percentage of Contract Value on an ongoing basis. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 6% annually of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) or 0.25% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, in compliance with applicable regulatory requirements.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to the commissions and non-cash compensation described above, the Company pays additional compensation to selected Selling Broker-Dealers. These payments include: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) sponsorship of or reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars put on by the Selling Broker-Dealers; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder can differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract.
49

Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Information

Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees, and may also be obtained for free from the SEC’s web site (https://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at its Administrative Office, P.O. Box 750497, Topeka, Kansas 66675-0497 or by calling 1-800-888-2461. The Statement of Additional Information is also available online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=336277116&template=fsblny.
Financial Statements — You can find financial statements for First Security Benefit Life Insurance and Annuity Company of New York and Subsidiaries and the Separate Account in the Statement of Additional Information, which is available online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=336277116&template=fsblny. To receive a copy of the Statement of Additional Information free of charge, call your investment professional or contact us at 1-800-888-2461.
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APPENDIX A
Investment Options Available Under the Contract

Underlying Funds — The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended or updated from time to time, and can be found online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=336277116&template=fsblny. You can view, download, and print copies of Underlying Fund documents at this website. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to FSBLProspectusRequests@securitybenefit.com.
The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://www.fsbl.com/performance.
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Mid Cap Value	AB Discovery Value – Class B Adviser: AllianceBernstein L.P.	1.07%	N/A	2.64%	8.48%	8.27%
Large Cap Value	AB Relative Value – Class B Adviser: AllianceBernstein L.P.	0.85%	N/A	10.20%	11.15%	10.30%
Global Equity	AB Sustainable Global Thematic – Class B Adviser: AllianceBernstein L.P.	1.25%	N/A	6.02%	3.02%	9.80%
Global Allocation	AB VPS Dynamic Asset Allocation – Class B Adviser: AllianceBernstein L.P.	1.20%	N/A	13.21%	4.74%	5.25%
Global Equity	AFIS Capital World Growth and Income – Class 4 Adviser: Capital Research and Management Company	1.01%	N/A	24.46%	10.01%	10.74%
Government Bond	AFIS U.S. Government Securities – Class 4 Adviser: Capital Research and Management Company	0.84%	N/A	7.54%	-0.49%	1.45%
Large Cap Blend	AFIS Washington Mutual Investors – Class 4 Adviser: Capital Research and Management Company	0.90%	N/A	16.90%	13.60%	12.08%
Large Cap Growth	Alger Capital Appreciation – Class S2 Adviser: Fred Alger Management, LLC	1.19%	N/A	32.51%	16.04%	17.86%
Large Cap Growth	Alger Large Cap Growth – Class I-2 Adviser: Fred Alger Management, LLC	0.89%	N/A	30.27%	11.12%	16.73%
Mid Cap Blend	Allspring Opportunity VT – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.08%	N/A	6.71%	8.94%	11.85%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Large Cap Growth	Allspring VT Discovery All Cap Growth – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.04%	N/A	15.27%	6.04%	13.57%
Specialty-Sector	ALPS/Alerian Energy Infrastructure – Class III Adviser: ALPS Advisors, Inc.	1.30%	N/A	4.66%	22.06%	10.70%
Balanced/Asset Allocation	American Funds IS® Asset Allocation – Class 4 Adviser: Capital Research and Management Company	0.79%	N/A	15.59%	8.70%	9.50%
Global Bond	American Funds IS® Capital World Bond – Class 4 Adviser: Capital Research and Management Company	0.98%	N/A	9.03%	-2.76%	0.97%
International Equity	American Funds IS® EUPAC FundTM – Class 4 Adviser: Capital Research and Management Company	1.03%	N/A	26.41%	3.14%	6.73%
Global Equity	American Funds IS® Global Growth – Class 4 Adviser: Capital Research and Management Company	1.01%	N/A	21.34%	7.97%	11.89%
Large Cap Growth	American Funds IS® Growth – Class 4 Adviser: Capital Research and Management Company	0.83%	N/A	19.93%	13.09%	17.67%
Large Cap Blend	American Funds IS® Growth-Income – Class 4 Adviser: Capital Research and Management Company	0.78%	N/A	17.77%	13.62%	13.63%
International Equity	American Funds IS® International Growth and Income – Class 4 Adviser: Capital Research and Management Company	1.06%	N/A	35.09%	7.42%	7.54%
Intermediate Term Bond	American Funds IS® Mortgage – Class 4 Adviser: Capital Research and Management Company	0.89%	N/A	8.32%	0.06%	1.43%
Emerging Markets	American Funds IS® New World – Class 4 Adviser: Capital Research and Management Company	1.15%	N/A	27.92%	5.06%	8.98%
Global Equity	American Funds IS® SMALLCAP World Fund® – Class 4 Adviser: Capital Research and Management Company	1.20%	N/A	14.33%	0.23%	6.96%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Large Cap Blend	BlackRock Advantage Large Cap Core V.I. – Class III Adviser: BlackRock Advisors, LLC	1.03%	N/A	19.73%	13.85%	14.08%
Large Cap Value	BlackRock Basic Value V.I. – Class III Adviser: BlackRock Advisors, LLC	1.13%	N/A	24.04%	12.81%	10.52%
Large Cap Growth	BlackRock Capital Appreciation V.I. – Class III Adviser: BlackRock Advisors, LLC	1.37%	N/A	11.77%	10.50%	15.32%
Large Cap Value	BlackRock Equity Dividend V.I. – Class III Adviser: BlackRock Advisors, LLC	1.13%	N/A	21.32%	11.45%	11.01%
Global Allocation	BlackRock Global Allocation V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock (Singapore) Limited; BlackRock International Limited	1.15%	N/A	19.51%	5.51%	7.33%
High Yield Bond	BlackRock High Yield V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.88%	N/A	9.09%	4.57%	6.07%
Large Cap Growth	BlackRock Large Cap Focus Growth V.I. – Class III Adviser: BlackRock Advisors, LLC	1.15%	N/A	11.48%	10.19%	15.98%
Small Cap Blend	BNY Mellon IP Small Cap Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc.	0.61%	N/A	5.36%	6.65%	9.15%
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.07%	N/A	27.87%	8.96%	16.97%
Large Cap Blend	BNY Mellon Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Mellon Investments Corporation	0.52%	N/A	17.23%	13.83%	14.23%
Large Cap Blend	BNY Mellon VIF Appreciation – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co., LLC	1.10%	N/A	9.78%	9.08%	12.63%
Global Equity	Dimensional VA Equity Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.48%	0.45%	19.94%	12.23%	N/A

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Global Bond	Dimensional VA Global Bond Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.21%	0.45%	4.35%	1.38%	1.81%
Global Allocation	Dimensional VA Global Moderate Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP	0.43%	0.45%	14.68%	8.42%	8.65%
International Equity	Dimensional VA International Small Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.39%	0.45%	36.99%	8.89%	8.68%
International Equity	Dimensional VA International Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.27%	0.45%	45.64%	15.85%	10.46%
Short Term Bond	Dimensional VA Short-Term Fixed Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.12%	0.45%	4.33%	2.65%	1.97%
Large Cap Value	Dimensional VA U.S. Large Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.21%	0.45%	15.83%	11.97%	10.51%
Small Cap Value	Dimensional VA U.S. Targeted Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.29%	0.45%	8.95%	13.60%	11.00%
Large Value	Donoghue Forlines Dividend VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	2.77%	N/A	17.19%	8.72%	3.46%
Tactical Allocation	Donoghue Forlines Momentum VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	1.56%	N/A	23.52%	12.83%	9.23%
Mid Cap Value	DWS Small Mid Cap Value VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.24%	N/A	17.85%	9.27%	7.18%
Floating Rate Bond	Eaton Vance VT Floating-Rate Income - Initial Class Adviser: Eaton Vance Management	1.19%	N/A	3.95%	4.64%	4.43%
Intermediate Government	Federated Hermes Fund for U.S. Government Securities II Adviser: Federated Investment Management Company	1.02%	N/A	6.80%	-0.84%	1.06%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
High Yield Bond	Federated Hermes High Income Bond II – Service Class Adviser: Federated Investment Management Company	1.14%	N/A	8.18%	3.45%	5.33%
Balanced/Asset Allocation	Fidelity® VIP Balanced – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.66%	N/A	14.96%	9.24%	10.84%
Large Cap Blend	Fidelity® VIP Contrafund® – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.79%	N/A	21.24%	15.08%	15.49%
Small Cap Blend	Fidelity® VIP Disciplined Small Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.57%	N/A	17.09%	10.09%	10.31%
Emerging Markets	Fidelity® VIP Emerging Markets – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	1.12%	N/A	40.79%	5.62%	10.66%
Large Cap Growth	Fidelity® VIP Growth & Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.72%	N/A	21.21%	15.83%	13.56%
Large Cap Growth	Fidelity® VIP Growth Opportunities – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.81%	N/A	21.73%	11.04%	19.64%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
High Yield Bond	Fidelity® VIP High Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.07%	N/A	10.31%	4.00%	5.34%
Large Cap Blend	Fidelity® VIP Index 500 – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.34%	N/A	17.48%	14.03%	14.42%
Intermediate Term Bond	Fidelity® VIP Investment Grade Bond – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.62%	N/A	6.93%	-0.21%	2.45%
Mid Cap Growth	Fidelity® VIP Mid Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.80%	N/A	11.49%	9.83%	10.31%
International Equity	Fidelity® VIP Overseas – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	0.97%	N/A	20.05%	6.35%	7.55%
Specialty-Sector	Fidelity® VIP Real Estate – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.85%	N/A	2.90%	3.98%	3.61%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Multi-Sector Bond	Fidelity® VIP Strategic Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	0.88%	N/A	8.58%	2.79%	4.40%
Multi Cap Growth	Franklin DynaTech VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.88%	N/A	18.13%	9.09%	14.08%
Large Cap Value	Franklin Growth and Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.04%	N/A	16.90%	11.90%	11.12%
Balanced/Asset Allocation	Franklin Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.72%	N/A	12.56%	7.66%	7.30%
Large Cap Growth	Franklin Large Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.11%	N/A	7.22%	6.83%	12.87%
Global Equity	Franklin Mutual Global Discovery VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	1.16%	N/A	23.34%	12.00%	8.52%
Large Cap Value	Franklin Mutual Shares VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.94%	N/A	11.52%	9.20%	7.53%
Large Cap Blend	Franklin Rising Dividends VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.89%	N/A	11.80%	9.50%	12.10%
Small Cap Value	Franklin Small Cap Value VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.92%	N/A	7.65%	8.86%	9.81%
Small Cap Growth	Franklin Small-Mid Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.09%	N/A	2.52%	1.03%	9.89%
Multi-Sector Bond	Franklin Strategic Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.08%	N/A	7.24%	1.92%	3.10%
Government Bond	Franklin U.S. Government Securities VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.79%	N/A	6.69%	0.02%	1.14%
International Equity	Goldman Sachs VIT International Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.37%	N/A	38.15%	10.80%	7.96%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Large Cap Value	Goldman Sachs VIT Large Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.08%	N/A	10.60%	11.00%	9.34%
Mid Cap Growth	Goldman Sachs VIT Mid Cap Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.49%	N/A	7.36%	4.67%	11.58%
Mid Cap Value	Goldman Sachs VIT Mid Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.09%	N/A	9.13%	9.77%	9.75%
Small Cap Blend	Goldman Sachs VIT Small Cap Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.13%	N/A	15.82%	10.19%	10.57%
Large Cap Growth	Goldman Sachs VIT Strategic Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.04%	N/A	17.58%	12.47%	16.13%
Floating Rate Bond	Guggenheim VIF Floating Rate Strategies Adviser: Guggenheim Partners Investment Management, LLC	1.54%	N/A	3.57%	4.56%	4.12%
Specialty	Guggenheim VIF Global Managed Futures Strategy Adviser: Security Investors, LLC	2.32%	N/A	3.65%	3.94%	1.27%
High Yield Bond	Guggenheim VIF High Yield Adviser: Guggenheim Partners Investment Management, LLC	1.57%	N/A	6.84%	4.16%	5.55%
Specialty	Guggenheim VIF Multi-Hedge Strategies Adviser: Security Investors, LLC	1.80%	N/A	1.25%	1.23%	1.62%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Guggenheim Partners Investment Management, LLC	1.04%	N/A	7.48%	-0.21%	3.13%
Large Cap Growth	Invesco V.I. American Franchise – Series II Adviser: Invesco Advisers, Inc.	1.10%	N/A	11.39%	10.08%	14.58%
Mid Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.14%	N/A	20.76%	17.56%	12.01%
Global Allocation	Invesco V.I. Balanced-Risk Allocation – Series II Adviser: Invesco Advisers, Inc.	1.60%	N/A	8.69%	2.27%	4.91%
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	1.00%	N/A	17.14%	15.14%	11.67%
Large Cap Blend	Invesco V.I. Core Equity – Series II Adviser: Invesco Advisers, Inc.	1.05%	N/A	15.88%	12.52%	11.46%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.11%	N/A	4.53%	3.64%	11.10%
Large Blend	Invesco V.I. Equally-Weighted S&P 500 – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Capital Management LLC	0.59%	N/A	10.82%	9.89%	11.11%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.82%	N/A	12.52%	8.68%	8.64%
International Equity	Invesco V.I. EQV International Equity – Series II Adviser: Invesco Advisers, Inc.	1.15%	N/A	16.23%	3.42%	5.95%
Global Equity	Invesco V.I. Global – Series II Adviser: Invesco Advisers, Inc.	1.06%	N/A	15.02%	7.01%	10.72%
Specialty-Sector	Invesco V.I. Global Real Estate – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.27%	N/A	7.61%	1.49%	2.18%
Multi-Sector Bond	Invesco V.I. Global Strategic Income – Series II Adviser: Invesco Advisers, Inc.	1.21%	N/A	12.75%	1.39%	2.76%
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.95%	N/A	6.95%	-0.22%	1.34%
Large Cap Value	Invesco V.I. Growth and Income – Series II Adviser: Invesco Advisers, Inc.	1.00%	N/A	15.30%	12.56%	10.46%
Specialty-Sector	Invesco V.I. Health Care – Series II Adviser: Invesco Advisers, Inc.	1.24%	N/A	15.08%	3.54%	6.31%
High Yield Bond	Invesco V.I. High Yield – Series II Adviser: Invesco Advisers, Inc.	1.17%	N/A	6.35%	3.40%	4.55%
International Equity	Invesco V.I. International Growth Fund – Series II Adviser: Invesco Advisers, Inc.	1.43%	N/A	15.53%	1.88%	5.34%
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.19%	N/A	8.96%	8.83%	9.08%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.09%	N/A	8.44%	8.07%	10.31%
Speciality	Invesco V.I. S&P 500 Buffer Fund - December - Class II Adviser: Invesco Advisers, Inc.	1.06%	N/A	12.37%	N/A	N/A

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Speciality	Invesco V.I. S&P 500 Buffer Fund - June - Class II Adviser: Invesco Advisers, Inc.	1.05%	N/A	13.35%	N/A	N/A
Speciality	Invesco V.I. S&P 500 Buffer Fund - March - Class II Adviser: Invesco Advisers, Inc.	1.08%	N/A	7.25%	N/A	N/A
Speciality	Invesco V.I. S&P 500 Buffer Fund - September - Class II Adviser: Invesco Advisers, Inc.	1.04%	N/A	12.63%	N/A	N/A
Small Cap Blend	Invesco V.I. Small Cap Equity – Series II Adviser: Invesco Advisers, Inc.	1.21%	N/A	7.83%	7.06%	9.28%
Mid Cap Growth	Janus Henderson VIT Enterprise – Service Class Adviser: Janus Henderson Investors US LLC	0.97%	N/A	7.41%	7.35%	12.51%
Large Cap Growth	Janus Henderson VIT Forty – Service Class Adviser: Janus Henderson Investors US LLC	0.87%	N/A	17.86%	11.37%	15.96%
Mid Cap Value	Janus Henderson VIT Mid Cap Value – Service Class Adviser: Janus Henderson Investors US LLC	1.11%	N/A	6.29%	8.43%	8.40%
International Equity	Janus Henderson VIT Overseas – Service Class Adviser: Janus Henderson Investors US LLC	0.96%	N/A	28.58%	9.17%	8.97%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Henderson Investors US LLC	1.07%	N/A	18.10%	13.83%	15.59%
Multi-Sector Bond	Lord Abbett Series Bond-Debenture VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.98%	N/A	8.33%	2.10%	4.72%
Small Cap Growth	Lord Abbett Series Developing Growth VC – Class VC2 Adviser: Lord, Abbett & Co. LLC	1.27%	N/A	14.59%	-1.17%	11.03%
Large Cap Blend	Lord Abbett Series Dividend Growth VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.00%	N/A	15.98%	12.34%	13.06%
Large Cap Blend	Lord Abbett Series Fundamental Equity VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.19%	N/A	14.29%	11.36%	9.75%
Large Cap Blend	Lord Abbett Series Growth and Income VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.93%	N/A	17.29%	13.34%	11.12%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Mid Cap Growth	Lord Abbett Series Growth Opportunities VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.15%	N/A	12.94%	3.23%	10.41%
Mid Cap Value	Lord Abbett Series Mid Cap Stock VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.15%	N/A	7.05%	10.16%	7.98%
Intermediate Term Bond	Lord Abbett Series Total Return VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.71%	N/A	7.19%	0.06%	2.27%
Inflation- Protected Bond	LVIP American Century Inflation Protection – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.76%	N/A	6.33%	0.62%	2.61%
International Equity	LVIP American Century International – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	1.20%	N/A	15.81%	1.71%	6.27%
Mid Cap Value	LVIP American Century Mid Cap Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	1.03%	N/A	8.83%	8.72%	8.96%
Large Cap Value	LVIP American Century Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.90%	N/A	15.85%	11.47%	10.07%
Large Cap Value	LVIP Avantis Large Cap Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.99%	N/A	14.56%	8.51%	10.12%
Intermediate Core Bond	LVIP JPMorgan Core Bond – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.99%	N/A	7.15%	-0.29%	1.85%
Small Cap Blend	LVIP JPMorgan Small Cap Core – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.88%	N/A	10.00%	6.13%	8.66%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Large Cap Blend	LVIP JPMorgan U.S. Equity – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	1.00%	N/A	14.26%	13.40%	14.56%
Emerging Markets	MFS® VIT Emerging Markets Equity – Service Class Adviser: Massachusetts Financial Services Company	2.14%	N/A	33.35%	4.11%	7.65%
Global Allocation	MFS® VIT Global Tactical Allocation – Service Class Adviser: Massachusetts Financial Services Company	1.13%	N/A	15.21%	4.60%	5.40%
High Yield Bond	MFS® VIT High Yield – Service Class Adviser: Massachusetts Financial Services Company	1.06%	N/A	8.47%	3.63%	5.30%
Large Cap Growth	MFS® VIT II MA Investors Growth Stock – Service Class Adviser: Massachusetts Financial Services Company	1.04%	N/A	9.61%	9.74%	13.98%
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.22%	N/A	21.75%	5.25%	7.27%
International Equity	MFS® VIT International Intrinsic Value – Service Class Adviser: Massachusetts Financial Services Company	1.16%	N/A	32.96%	7.02%	9.68%
Large Cap Blend	MFS® VIT Investors Trust – Service Class Adviser: Massachusetts Financial Services Company	1.07%	N/A	13.32%	11.06%	12.21%
Small Cap Growth	MFS® VIT New Discovery – Service Class Adviser: Massachusetts Financial Services Company	1.20%	N/A	12.56%	-0.54%	10.46%
Large Cap Blend	MFS® VIT Research – Service Class Adviser: Massachusetts Financial Services Company	1.07%	N/A	12.57%	10.87%	12.65%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.96%	N/A	10.91%	6.16%	7.36%
Intermediate Term Bond	MFS® VIT Total Return Bond – Service Class Adviser: Massachusetts Financial Services Company	0.79%	N/A	6.94%	-0.09%	2.38%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.04%	N/A	14.76%	7.38%	9.22%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Emerging Markets Bond	Morgan Stanley VIF Emerging Markets Debt – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Limited	1.62%	N/A	15.24%	2.66%	4.46%
Emerging Markets	Morgan Stanley VIF Emerging Markets Equity – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Company	1.53%	N/A	32.90%	4.32%	7.21%
Asset Allocation/ Lifestyle	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.85%	N/A	20.00%	10.55%	10.36%
Asset Allocation/ Lifestyle	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.84%	N/A	14.82%	6.61%	7.25%
Asset Allocation/ Lifestyle	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.93%	N/A	8.82%	2.19%	3.50%
Asset Allocation/ Lifestyle	Morningstar Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.82%	N/A	17.91%	8.82%	9.05%
Asset Allocation/ Lifestyle	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.88%	N/A	11.70%	4.43%	5.46%
Multi Cap Value	NAA All Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.15%	N/A	12.87%	11.12%	10.40%
Large Cap Value	NAA Large Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.05%	N/A	14.16%	12.15%	10.88%
Large Cap Blend	NAA Large Core Series Adviser: New Age Alpha Advisors, LLC	1.16%	N/A	16.43%	13.65%	14.25%
Large Cap Growth	NAA Large Growth Series Adviser: New Age Alpha Advisors, LLC	1.17%	N/A	17.02%	13.89%	17.04%
Mid Cap Growth	NAA Mid Growth Series Adviser: New Age Alpha Advisors, LLC	1.18%	N/A	2.17%	4.48%	10.63%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Small Cap Value	NAA Small Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.29%	N/A	3.30%	8.47%	7.65%
Small Cap Growth	NAA Small Growth Series Adviser: New Age Alpha Advisors, LLC	1.42%	N/A	6.58%	2.59%	8.89%
Mid Cap Value	NAA SMid-Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.18%	N/A	7.35%	9.30%	9.97%
Global Equity	NAA World Equity Income Series Adviser: New Age Alpha Advisors, LLC	1.18%	N/A	22.75%	11.42%	9.99%
Specialty	Neuberger Berman Quality Equity Portfolio – Class I Adviser: Neuberger Berman Investment Advisers LLC	0.87%	N/A	13.74%	12.83%	12.94%
Global Allocation	Nomura VIP Asset Strategy - Service Class Adviser: Delaware Management Company	1.04%	N/A	16.66%	7.07%	7.84%
Balanced/Asset Allocation	Nomura VIP Balanced - Service Class Adviser: Delaware Management Company	1.08%	N/A	11.79%	7.85%	8.38%
Large Cap Growth	Nomura VIP Core Equity - Service Class Adviser: Delaware Management Company	1.00%	N/A	15.30%	13.79%	13.78%
Specialty-Sector	Nomura VIP Energy - Service Class Adviser: Delaware Management Company Sub-Adviser: Van Eck Associates Corporation	1.31%	N/A	11.89%	18.61%	1.74%
Global Equity	Nomura VIP Global Growth - Service Class Adviser: Delaware Management Company	1.24%	N/A	17.93%	9.99%	10.71%
Large Cap Growth	Nomura VIP Growth - Service Class Adviser: Delaware Management Company	1.01%	N/A	8.41%	11.89%	15.40%
High Yield Bond	Nomura VIP High Income - Service Class Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.97%	N/A	7.17%	3.73%	5.56%
International Equity	Nomura VIP International Core Equity - Service Class Adviser: Delaware Management Company	1.18%	N/A	24.17%	7.83%	6.62%
Short Term Bond	Nomura VIP Limited-Term Bond - Service Class Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.87%	N/A	4.70%	1.75%	2.12%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Mid Cap Growth	Nomura VIP Mid Cap Growth - Service Class Adviser: Delaware Management Company	1.17%	N/A	1.18%	-0.08%	10.66%
Specialty-Sector	Nomura VIP Natural Resources - Service Class Adviser: Delaware Management Company Sub-Adviser: Van Eck Associates Corporation; Macquarie Investment Management Global Limited	1.29%	N/A	37.75%	15.73%	6.94%
Specialty-Sector	Nomura VIP Science and Technology - Service Class Adviser: Delaware Management Company	1.15%	N/A	33.36%	13.71%	17.20%
Small Cap Growth	Nomura VIP Small Cap Growth - Service Class Adviser: Delaware Management Company	1.21%	N/A	13.39%	2.20%	8.69%
Small Cap Blend	Nomura VIP Smid Cap Core - Service Class Adviser: Delaware Management Company	1.20%	N/A	8.39%	8.07%	9.91%
Large Cap Value	Nomura VIP Value - Service Class Adviser: Delaware Management Company	1.04%	N/A	9.41%	9.49%	8.92%
Specialty	PIMCO VIT All Asset – Advisor Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	2.32%	N/A	14.19%	5.49%	6.67%
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Advisor Class Adviser: Pacific Investment Management Company LLC	3.48%	N/A	18.85%	10.47%	6.43%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond – Advisor Class Adviser: Pacific Investment Management Company LLC	1.27%	N/A	14.86%	2.34%	4.96%
Global Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.25%	N/A	12.76%	0.07%	2.36%
Global Allocation	PIMCO VIT Global Managed Asset Allocation – Advisor Class Adviser: Pacific Investment Management Company LLC	1.51%	N/A	21.77%	6.94%	7.88%
High Yield Bond	PIMCO VIT High Yield – Advisor Class Adviser: Pacific Investment Management Company LLC	0.91%	N/A	8.85%	3.87%	5.47%
International Bond	PIMCO VIT International Bond Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.13%	N/A	10.04%	-3.37%	0.86%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Short Term Bond	PIMCO VIT Low Duration – Advisor Class Adviser: Pacific Investment Management Company LLC	0.76%	N/A	5.42%	1.47%	1.69%
Inflation- Protected Bond	PIMCO VIT Real Return – Advisor Class Adviser: Pacific Investment Management Company LLC	1.49%	N/A	7.74%	1.11%	3.11%
Short Term Bond	PIMCO VIT Short-Term – Advisor Class Adviser: Pacific Investment Management Company LLC	0.75%	N/A	4.57%	3.14%	2.65%
Intermediate Term Bond	PIMCO VIT Total Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.83%	N/A	8.78%	-0.08%	2.26%
Multi Cap Blend	Putnam VT Core Equity – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.92%	N/A	16.81%	15.96%	15.20%
Multi-Sector Bond	Putnam VT Diversified Income – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	1.05%	N/A	8.58%	1.81%	3.03%
Global Allocation	Putnam VT Global Asset Allocation – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited; The Putnam Advisory Company, LLC	1.11%	N/A	14.38%	8.39%	8.43%
High Yield Bond	Putnam VT High Yield – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	0.96%	N/A	8.67%	4.05%	5.70%
Intermediate Term Bond	Putnam VT Income – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	0.82%	N/A	7.25%	-1.13%	1.89%
Large Cap Growth	Putnam VT Large Cap Growth – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.87%	N/A	14.34%	13.44%	17.66%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Large Cap Value	Putnam VT Large Cap Value – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.79%	N/A	20.35%	15.38%	13.30%
Small Cap Growth	Putnam VT Small Cap Growth – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	1.17%	N/A	8.80%	6.18%	11.45%
Specialty-Sector	Rydex VIF Banking Adviser: Security Investors, LLC	1.83%	N/A	23.74%	11.69%	8.98%
Specialty-Sector	Rydex VIF Basic Materials Adviser: Security Investors, LLC	1.83%	N/A	32.89%	9.42%	11.58%
Specialty-Sector	Rydex VIF Biotechnology Adviser: Security Investors, LLC	1.84%	N/A	30.12%	3.55%	5.42%
Specialty-Sector	Rydex VIF Commodities Strategy Adviser: Security Investors, LLC	1.96%	N/A	4.89%	12.80%	4.76%
Specialty-Sector	Rydex VIF Consumer Products Adviser: Security Investors, LLC	1.84%	N/A	-3.52%	1.32%	3.80%
Specialty	Rydex VIF Dow 2x Strategy[2] Adviser: Security Investors, LLC	1.95%	N/A	19.49%	14.77%	18.17%
Specialty-Sector	Rydex VIF Electronics Adviser: Security Investors, LLC	1.83%	N/A	41.49%	18.80%	23.66%
Specialty-Sector	Rydex VIF Energy Adviser: Security Investors, LLC	1.84%	N/A	7.51%	19.52%	4.64%
Specialty-Sector	Rydex VIF Energy Services Adviser: Security Investors, LLC	1.84%	N/A	1.74%	10.39%	-5.65%
International Equity	Rydex VIF Europe 1.25x Strategy[2] Adviser: Security Investors, LLC	1.97%	N/A	36.46%	10.40%	7.59%
Specialty-Sector	Rydex VIF Financial Services Adviser: Security Investors, LLC	1.88%	N/A	10.76%	11.31%	9.88%
Government Bond	Rydex VIF Government Long Bond 1.2x Strategy[2] Adviser: Security Investors, LLC	1.51%	N/A	1.67%	-13.64%	-3.35%
Specialty-Sector	Rydex VIF Health Care Adviser: Security Investors, LLC	1.84%	N/A	14.07%	4.64%	7.44%
High Yield Bond	Rydex VIF High Yield Strategy Adviser: Security Investors, LLC	1.80%	N/A	9.87%	3.52%	4.77%
Specialty-Sector	Rydex VIF Internet Adviser: Security Investors, LLC	1.84%	N/A	18.50%	2.54%	11.93%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Specialty	Rydex VIF Inverse Dow 2x Strategy[2] Adviser: Security Investors, LLC	1.94%	N/A	-20.69%	-18.02%	-25.05%
Specialty	Rydex VIF Inverse Government Long Bond Strategy[2] Adviser: Security Investors, LLC	5.82%	N/A	1.85%	12.87%	1.41%
Specialty	Rydex VIF Inverse Mid-Cap Strategy[2] Adviser: Security Investors, LLC	2.03%	N/A	-5.11%	-7.51%	-10.94%
Specialty	Rydex VIF Inverse NASDAQ-100® Strategy[2] Adviser: Security Investors, LLC	1.98%	N/A	-16.18%	-13.53%	-17.67%
Specialty	Rydex VIF Inverse Russell 2000® Strategy[2] Adviser: Security Investors, LLC	1.98%	N/A	-9.58%	-6.24%	-11.19%
Specialty	Rydex VIF Inverse S&P 500 Strategy[2] Adviser: Security Investors, LLC	1.94%	N/A	-11.76%	-10.49%	-12.91%
International Equity	Rydex VIF Japan 2x Strategy[2] Adviser: Security Investors, LLC	1.73%	N/A	51.54%	0.16%	9.51%
Specialty-Sector	Rydex VIF Leisure Adviser: Security Investors, LLC	1.84%	N/A	8.47%	2.50%	7.27%
Mid Cap Blend	Rydex VIF Mid-Cap 1.5x Strategy[2] Adviser: Security Investors, LLC	1.92%	N/A	5.04%	8.37%	11.16%
Large Cap Growth	Rydex VIF NASDAQ-100® Adviser: Security Investors, LLC	1.83%	N/A	19.04%	13.32%	17.60%
Large Cap Growth	Rydex VIF NASDAQ-100® 2x Strategy[2] Adviser: Security Investors, LLC	2.00%	N/A	29.24%	18.83%	29.69%
Large Cap Blend	Rydex VIF Nova[2] Adviser: Security Investors, LLC	1.80%	N/A	20.87%	16.53%	17.73%
Specialty-Sector	Rydex VIF Precious Metals Adviser: Security Investors, LLC	1.73%	N/A	147.37%	17.52%	21.08%
Specialty-Sector	Rydex VIF Real Estate Adviser: Security Investors, LLC	1.83%	N/A	2.88%	3.02%	4.00%
Specialty-Sector	Rydex VIF Retailing Adviser: Security Investors, LLC	1.83%	N/A	10.18%	4.22%	9.18%
Small Cap Blend	Rydex VIF Russell 2000® 1.5x Strategy[2] Adviser: Security Investors, LLC	1.99%	N/A	12.47%	3.43%	9.25%
Small Cap Blend	Rydex VIF Russell 2000® 2x Strategy[2] Adviser: Security Investors, LLC	1.98%	N/A	12.07%	1.43%	9.07%
Large Cap Blend	Rydex VIF S&P 500 2x Strategy[2] Adviser: Security Investors, LLC	2.00%	N/A	25.28%	19.77%	21.33%
Large Cap Growth	Rydex VIF S&P 500 Pure Growth Adviser: Security Investors, LLC	1.74%	N/A	11.75%	6.62%	10.34%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Large Cap Value	Rydex VIF S&P 500 Pure Value Adviser: Security Investors, LLC	1.74%	N/A	16.02%	12.00%	8.64%
Mid Cap Growth	Rydex VIF S&P MidCap 400 Pure Growth Adviser: Security Investors, LLC	1.74%	N/A	7.18%	4.39%	6.85%
Mid Cap Value	Rydex VIF S&P MidCap 400 Pure Value Adviser: Security Investors, LLC	1.74%	N/A	6.12%	12.00%	10.60%
Small Cap Growth	Rydex VIF S&P SmallCap 600 Pure Growth Adviser: Security Investors, LLC	1.74%	N/A	8.59%	2.89%	6.53%
Small Cap Value	Rydex VIF S&P SmallCap 600 Pure Value Adviser: Security Investors, LLC	1.74%	N/A	6.77%	12.03%	7.65%
Specialty	Rydex VIF Strengthening Dollar 2x Strategy[2] Adviser: Security Investors, LLC	2.14%	N/A	-14.29%	6.16%	1.80%
Specialty-Sector	Rydex VIF Technology Adviser: Security Investors, LLC	1.83%	N/A	25.70%	12.27%	18.37%
Specialty-Sector	Rydex VIF Telecommunications Adviser: Security Investors, LLC	1.83%	N/A	31.13%	5.45%	6.64%
Specialty-Sector	Rydex VIF Transportation Adviser: Security Investors, LLC	1.83%	N/A	11.79%	2.32%	8.06%
Money Market	Rydex VIF U.S. Government Money Market Adviser: Security Investors, LLC	1.49%	N/A	2.84%	2.22%	1.26%
Specialty-Sector	Rydex VIF Utilities Adviser: Security Investors, LLC	1.84%	N/A	17.07%	8.56%	8.60%
Specialty	Rydex VIF Weakening Dollar 2x Strategy[2] Adviser: Security Investors, LLC	2.14%	N/A	18.97%	-5.72%	-2.86%
Large Cap Growth	T. Rowe Price Blue Chip Growth – Class II Adviser: T. Rowe Price Associates, Inc.	1.00%	N/A	18.43%	11.41%	15.25%
Large Cap Value	T. Rowe Price Equity Income – Class II Adviser: T. Rowe Price Associates, Inc.	0.99%	N/A	14.07%	10.89%	10.24%
Specialty-Sector	T. Rowe Price Health Sciences – Class II Adviser: T. Rowe Price Associates, Inc.	1.11%	N/A	17.80%	3.86%	8.70%
Short Term Bond	T. Rowe Price Limited-Term Bond – Class II Adviser: T. Rowe Price Associates, Inc.	0.85%	N/A	5.46%	1.91%	2.09%
Emerging Markets	Templeton Emerging Markets VIP Fund – Class 2 Adviser: Templeton Asset Management Ltd Sub-Adviser: Franklin Templeton Investment Management Limited	1.37%	N/A	46.27%	5.46%	10.40%
International Equity	Templeton Foreign VIP Fund – Class 2 Adviser: Templeton Investment Counsel, LLC	1.09%	N/A	29.19%	8.25%	5.75%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Global Bond	Templeton Global Bond VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.78%	N/A	15.73%	-0.96%	-0.15%
Global Equity	Templeton Growth VIP Fund – Class 2 Adviser: Templeton Global Advisors Limited	1.19%	N/A	23.83%	7.95%	7.04%
World Large Stock	Third Avenue Value Adviser: Third Avenue Management LLC	1.38%	N/A	34.85%	17.68%	9.66%
Balanced/Asset Allocation	TOPS® Aggressive ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.79%	N/A	18.53%	9.15%	9.99%
Balanced/Asset Allocation	TOPS® Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.79%	N/A	12.59%	5.26%	6.10%
Balanced/Asset Allocation	TOPS® Conservative ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.81%	N/A	9.76%	4.09%	4.77%
Balanced/Asset Allocation	TOPS® Managed Risk Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.01%	N/A	7.85%	-1.85%	1.85%
Balanced/Asset Allocation	TOPS® Managed Risk Moderate ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.00%	N/A	10.50%	3.15%	4.73%
Balanced/Asset Allocation	TOPS® Managed Risk Moderately Aggressive ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.00%	N/A	11.58%	5.25%	5.93%
Balanced/Asset Allocation	TOPS® Moderate ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.78%	N/A	14.87%	6.66%	7.63%
Balanced/Asset Allocation	TOPS® Moderately Aggressive ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.79%	N/A	17.74%	8.30%	9.12%
Specialty-Sector	VanEck VIP Global Gold – Class S Adviser: Van Eck Associates Corporation	1.47%	N/A	164.43%	20.00%	20.89%
Specialty-Sector	VanEck VIP Global Resources – Class S Adviser: Van Eck Associates Corporation	1.32%	N/A	36.17%	10.24%	8.06%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Balanced/Asset Allocation	Vanguard® VIF Balanced Adviser: Wellington Management Company LLP	0.20%	0.45%	16.46%	9.29%	10.03%
Large Cap Growth	Vanguard® VIF Capital Growth Adviser: PRIMECAP Management Company	0.34%	0.45%	28.98%	13.97%	14.96%
Asset Allocation/ Lifestyle	Vanguard® VIF Conservative Allocation Adviser: The Vanguard Group, Inc.	0.12%	0.45%	12.73%	4.22%	6.14%
Large Cap Value	Vanguard® VIF Diversified Value Adviser: Hotchkis and Wiley Capital Management, LLC; Aristotle Capital Management, LLC; Harris Associates L.P.	0.28%	0.45%	16.83%	13.24%	11.76%
Large Cap Value	Vanguard® VIF Equity Income Adviser: Wellington Management Company LLP; The Vanguard Group, Inc.	0.29%	0.45%	16.80%	12.59%	11.52%
Large Cap Blend	Vanguard® VIF Equity Index Adviser: The Vanguard Group, Inc.	0.14%	0.45%	17.70%	14.27%	14.66%
Global Bond	Vanguard® VIF Global Bond Index Adviser: The Vanguard Group, Inc.	0.13%	0.45%	5.69%	-0.41%	N/A
Large Cap Growth	Vanguard® VIF Growth Adviser: Wellington Management Company LLP	0.36%	0.45%	16.89%	11.36%	15.58%
High Yield Bond	Vanguard® VIF High Yield Bond Adviser: Wellington Management Company LLP; The Vanguard Group, Inc.	0.24%	0.45%	9.18%	4.05%	5.62%
International Equity	Vanguard® VIF International Adviser: Baillie Gifford Overseas Ltd; Schroder Investment Management North America Inc.	0.32%	0.45%	19.97%	0.62%	10.48%
Mid Cap Blend	Vanguard® VIF Mid-Cap Index Adviser: The Vanguard Group, Inc.	0.17%	0.45%	11.54%	8.46%	10.77%
Asset Allocation/ Lifestyle	Vanguard® VIF Moderate Allocation Adviser: The Vanguard Group, Inc.	0.12%	0.45%	16.19%	6.51%	8.14%
Specialty-Sector	Vanguard® VIF Real Estate Index Adviser: The Vanguard Group, Inc.	0.26%	0.45%	3.11%	4.51%	5.08%
Short Term Bond	Vanguard® VIF Short Term Investment Grade Adviser: The Vanguard Group, Inc.	0.14%	0.45%	6.85%	2.23%	2.81%
Small Cap Growth	Vanguard® VIF Small Company Growth[2] Adviser: ArrowMark Colorado Holdings, LLC	0.29%	0.45%	6.11%	3.81%	9.61%
Intermediate Term Bond	Vanguard® VIF Total Bond Market Index Adviser: The Vanguard Group, Inc.	0.14%	0.45%	6.94%	-0.51%	1.90%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
International Equity	Vanguard® VIF Total International Stock Market Index Adviser: The Vanguard Group, Inc.	0.09%	0.45%	32.04%	7.88%	N/A
Large Cap Blend	Vanguard® VIF Total Stock Market Index Adviser: The Vanguard Group, Inc.	0.13%	0.45%	16.93%	12.98%	14.10%
Intermediate Term Bond	Victory Pioneer Bond VCT – Class II Adviser: Victory Capital Management Inc.	1.17%	N/A	8.88%	0.51%	2.59%
Large Cap Value	Victory Pioneer Equity Income VCT - Class II Adviser: Victory Capital Management Inc.	1.05%	N/A	11.14%	8.81%	9.11%
High Yield Bond	Victory Pioneer High Yield VCT - Class II Adviser: Victory Capital Management Inc.	1.36%	N/A	7.92%	3.95%	5.16%
Multi-Sector Bond	Victory Pioneer Strategic Income VCT - Class II Adviser: Victory Capital Management Inc.	1.96%	N/A	10.85%	1.99%	3.64%
Specialty-Sector	Virtus Duff & Phelps Real Estate Securities Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Duff & Phelps Investment Management Co.	1.19%	N/A	0.72%	6.06%	5.95%
Small Cap Growth	Virtus KAR Small-Cap Growth Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Kayne Anderson Rudnick Investment Management LLC	1.33%	N/A	-22.62%	-5.76%	11.33%
Multi-Sector Bond	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Newfleet Asset Management	0.98%	N/A	7.58%	2.52%	4.23%
International Equity	Virtus SGA International Growth Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Sustainable Growth Advisers, LP	1.21%	N/A	9.26%	1.42%	4.10%
Balanced/Asset Allocation	Virtus Tactical Allocation Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Kayne Anderson Rudnick Investment Management, LLC	1.07%	N/A	6.79%	2.09%	7.77%
Mid Cap Growth	Voya MidCap Opportunities Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	1.47%	N/A	3.49%	4.14%	10.53%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Specialty-Sector	VY® CBRE Global Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: CBRE Investment Management Listed Real Assets, LLC	1.52%	N/A	6.35%	3.60%	3.57%
Specialty-Sector	VY® Columbia Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: Columbia Management Investment Advisers, LLC	1.40%	N/A	-0.10%	5.51%	4.64%
High Yield Bond	Western Asset Variable Global High Yield Bond – Class II Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: Western Asset Management Company, LLC; Western Asset Management Company Limited (London); Western Asset Management Company Pte. Ltd. (Singapore)	1.06%	N/A	9.95%	2.34%	5.09%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

2 This fund is no longer available for new transfers.
Optional Rider Investment Restrictions

The optional rider is not subject to investment restrictions.

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The Statement of Additional Information (SAI) contains additional information about the Contract, us, and the Separate Account, including financial statements. The SAI is dated the same date as this Prospectus and the SAI is incorporated by reference into this Prospectus. You may request a free copy of the SAI or submit inquiries about the Contract by writing the Company at its Administrative Office, P.O. Box 750497, Topeka, KS 66675-0497, by calling 1-800-888-2461 or by visiting us online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=336277116&template=fsblny.
You may also obtain reports and other information about the Separate Account on the SEC’s website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier C000126287

Prospectus
May 1, 2026

ELITEDESIGNS® VARIABLE ANNUITY
Important Privacy Notice Included
Variable annuity contracts issued by
First Security Benefit Life Insurance and Annuity Company of New York
and offered by Security Distributors, LLC
32-70131-00 2026/05/01
V7013

ELITEDESIGNS® VARIABLE ANNUITY
(for Contracts issued before April 18, 2011)
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
Variable Annuity Account A
Issued By:	Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York 121 State Street Albany, New York 12207 1-800-355-4570 www.fsbl.com	First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the EliteDesigns Variable Annuity—an Individual Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified contract. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract may be available through third-party financial intermediaries who charge an advisory fee for their services. This fee is in addition to Contract fees and expenses. If you elect to pay the advisory fee from your Contract Value, then this deduction will reduce death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current Owners.
The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, taxes, and tax penalties.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company, called Variable Annuity Account A (the “Separate Account”). Each Subaccount invests in a corresponding mutual fund (each, an “Underlying Fund”). More information about the Underlying Funds currently available under the Contract is available in Appendix A to this Prospectus (entitled “Investment Options Available Under the Contract”).
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. Our obligations under the Contract are subject to our financial strength and claims-paying ability. This Prospectus should be kept for future reference. Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract Value. Neither the refund nor the Contract Value will include any Credit Enhancements, if applicable. You should review this Prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Expenses for this Contract, if purchased with the Extra Credit Rider, may be higher than expenses for a contract without the Extra Credit Rider. The amount of Credit Enhancement may be more than offset by additional fees and charges. All or a portion of your Credit Enhancement may be recaptured upon cancellation of your Contract under the free look provision, surrender, withdrawal, or death.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date: May 1, 2026
V7013
Protected by U.S. Patent No. 7,251,623 B1.
32-70131-00 2026/05/01

2

3

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”) — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Options.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Annuity Options 1 through 6.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Company — First Security Benefit Life Insurance and Annuity Company of New York. The Company is also identified herein as “we,” “our,” or “us.”
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. The Contract Date is usually the date that the initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Investment Options — The Subaccounts .
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Participant — A Participant under a Qualified Plan.
4

Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is scheduled to be closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Annuity Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
Overview of the Contract

Purpose of the Contract — The Contract is a variable annuity contract. It is designed for retirement planning purposes. You make investments in the Contract’s investment options during the accumulation phase. The value of your investments is used to calculate your benefits under the Contract. At the end of the accumulation phase, we use that accumulated value to calculate the payments that we make during the annuity phase. These payments can provide or supplement your retirement income. Generally speaking, the longer your accumulation phase, the greater your accumulated value may be for setting your benefits and annuity payouts. The Contract also includes a death benefit to help financially protect your Designated Beneficiary.
This Contract may be appropriate for you if you have a long investment time horizon. If you select the 5-Year withdrawal charge schedule, each Purchase Payment is subject to a withdrawal charge for five years from the date of that Purchase Payment. This means that a Purchase Payment made in year six of the Contract will be subject to a withdrawal charge until year 11 of the Contract. This Contract is not intended for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading in the Subaccounts that are available under the Contract. Because of the withdrawal charge (if the 5-Year withdrawal schedule is selected) and the possibility of income tax and tax penalties on early withdrawals, the Contract should not be viewed as an investment vehicle offering low cost liquidity. Your financial goal in acquiring the Contract should focus on a long-term insurance product, offering the prospect of investment growth.
Phases of the Contract — The contract has two phases: (1) an accumulation phase (for savings) and (2) an annuity (payout) phase (for income).
Accumulation Phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. To accumulate value during the accumulation phase, you invest your Purchase Payments and earnings in the Subaccounts that are available under the Contract, which, in turn, invest in Underlying Funds with different investment strategies, objectives, and risk/reward profiles. You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending in part on the investment performance of the Underlying Fund in which such Subaccount invests.
5

Additional information about the Underlying Funds available under the Contract  is provided in Appendix A: Investment Options Available Under the Contract.
Annuity (Payout) Phase. The Annuity phase occurs after the Annuity Start Date and is when you or a designated payee begin receiving regular Annuity payments from your Contract. The Contract provides several Annuity Options. You should carefully review the Annuity Options with your financial or tax adviser. We may make other Annuity Options available upon request. We may also discontinue the availability of one or more of these options at any time.
Please note that if you annuitize, your investments will be converted to income payments and you generally will no longer be able to withdraw money at will from your Contract. However, if the Owner has elected variable annuity payments under Annuity Option 5, withdrawals (other than systematic withdrawals or withdrawals to pay investment advisory fees) are permitted after the Annuity Start Date. Optional benefits (e.g., Return of Premium Death Benefit) terminate upon annuitization.
Contract Features —
Accessing Your Money. Before your Contract is annuitized, you can withdraw money from your Contract at any time. If you take a withdrawal, you may have to pay income taxes, including a tax penalty, if you are younger than age 59½.
Tax Treatment. You can transfer money between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are taxed only upon: (1) making a withdrawal; (2) surrender of the Contract; (3) receiving a payment from us; or (4) payment of a death benefit.
Return of Premium Death Benefit. For an additional cost, under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date.
Extra Credit Rider. For an additional cost during the first seven Contract Years, the Company adds to your Contract Value an amount known as a Credit Enhancement, which is based on 3% of any Purchase Payments you make during the first Contract Year.
Advisory Fees. Deductions from your Contract Value to pay third-party advisory fees are treated as withdrawals under the Contract, but no surrender charge (if applicable) is assessed on such withdrawals, and the deduction of advisory fees will not count toward the annual free withdrawal amount. If you elect to pay advisory fees from your Contract Value, then the deduction will reduce the death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Additional Services — We offer several additional services:

Dollar Cost Averaging. You direct us to systematically transfer Contract Value among the Subaccounts on a monthly, quarterly, semiannual, or annual basis.
Asset Reallocation Option. You direct us to automatically reallocate your Contract Value to return to your original percentage investment allocations on a periodic basis.
Automatic Investment Program. Purchase Payments are automatically paid from your bank account on a specified day each month or pursuant to a salary reduction agreement.
Systematic Withdrawals. You receive regular automatic withdrawals from your Contract, on a monthly, quarterly, annual or semi-annual basis, provided that each payment must amount to at least $100 (unless we consent otherwise).
Important Information You Should Consider About the Contract

	FEES, EXPENSES AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. At the time of purchase of the Contract, you may select a 0-Year or
5-Year withdrawal charge schedule. The Company may assess a withdrawal charge on a full or partial withdrawal, including systematic withdrawals, depending on the schedule that you select. If you select the 5-year schedule, the withdrawal charge assessed could be up to 5% of the portion of any withdrawal consisting of Purchase Payments, excluding any Credit
Enhancements.
For example, if you were to withdraw $100,000 during a surrender charge period, you would be assessed a charge of up to $5,000. This loss will be greater if there are taxes or tax penalties.
Fee Table Fee Table – Examples Charges and Deductions – Contingent Deferred Sales Charge
6

	FEES, EXPENSES AND ADJUSTMENTS			Location in Prospectus
Are There Transaction Charges?	No. There are no charges for other transactions.			Not Applicable
Are There Ongoing Fees and Expenses?
Yes. The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the Investment Options and optional benefits you choose. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table
Fee Table – Examples
Charges and Deductions
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Administration Charge
Charges and Deductions
– Optional Rider Charges
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.25%	0.45%
	Investment options[2] (Underlying Fund fees and expenses)	0.09%	5.82%
	Optional benefits available for an additional charge[3] (for a single optional benefit, if elected)	0.10%	0.40%
	1 As a percentage of Contract Value allocated to the Separate Account. 2 As a percentage of Underlying Fund average net assets. 3 As a percentage of Contract Value.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $326.57	Highest Annual Cost: $4,772.21
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
●No optional benefits
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Base
Contract charge, optional benefits
and Underlying Fund fees and
expenses
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals

	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract Charges and Deductions – Contingent Deferred Sales Charge The Contract – General
Is this a Short-Term Investment?
No.
●This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
●Withdrawals may reduce or terminate Contract guarantees and may result in taxes and tax penalties.
●The benefits of tax deferral, long-term income and living benefit guarantees mean the Contract is more beneficial to investors with a long time horizon.

7

	RISKS	Location in Prospectus
What are the Risks Associated with the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the
Investment Options that are available under the Contract.
●Each investment option has its own unique risks.
●You should review the Investment Options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us, First Security
Benefit Life Insurance and Annuity Company of New York. Any obligations, guarantees or benefits of the Contract are subject to our claims-paying ability.
If we experience financial distress, we may not be able to meet our obligations to you. More information about First Security Benefit Life Insurance and
Annuity Company of New York, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.fsbl.com.
Information About the Company, the Separate Account, and the Underlying Funds – First Security Benefit Life Insurance and Annuity Company of New York
	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes.
●Certain investment options may not be available under your Contract.
●Certain Subaccounts prohibit you from transferring out and back in the same
Subaccount within a period of calendar days.
●We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.
●We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.
●We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments.
The Contract – Allocation of Purchase Payments The Contract – Transfers of Contract Value – Frequent Transfer Restrictions Other Information – Changes to Investments
Are There Any Restrictions on Contract Benefits?
Yes.
●Optional benefits are only available at Contract issue. You cannot change or cancel the benefits that you select after they are issued.
●Certain optional benefits are subject to age restrictions.
●We reserve the right to stop offering for purchase any currently available optional benefit at any time.
●Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
●We do not have the right to modify or terminate an optional benefit.
Withdrawals, however, may reduce the value of certain optional benefits by an amount greater than the value withdrawn or result in termination of the benefit.
Benefits Under the Contract – Return of Premium Death Benefit Benefits Under the Contract – Extra Credit
8

	TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
●If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
●Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
●If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit deferral under the Contract.
●Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.

The Contract –
Withdrawals to Pay
Advisory Fees
Charges and Deductions
– Deduction of Advisory
Fees
Federal Tax Matters –
Introduction
Federal Tax Matters –
Income Taxation of
Annuities in General—
Non-Qualified Contracts

	CONFLICTS OF INTEREST	Location in Prospectus
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Other Information – Sale of the Contract
Should I Exchange my Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Additional Compensation Paid to Selected Selling Broker-Dealers
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract, or transfer Contract Value between Investment Options. State premium taxes may also be deducted. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.
Transaction Expenses
Charge
Sales Load on Purchase Payments	None
Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)[1]	5%
Transfer Processing Fee (per transfer)	None
1 We also refer to this charge as a contingent deferred sales charge, withdrawal charge, and sales charge. You must select a 0-year or 5-year withdrawal charge schedule at the time you purchase the Contract. If you purchase the Contract with the 5-year schedule, the amount of the charge is determined by reference to how long your Purchase Payments have been held under the Contract. Free withdrawals are available equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, made in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. If you select the 0-year schedule, the Company will not assess a withdrawal charge. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Underlying Fund fees and expenses). If you choose to purchase an optional rider, you will pay additional charges, as shown below.
9

Annual Contract Expenses
	Annual Charge
Administrative Expenses	None
Base Contract Expenses[1] (as a percentage of average Contract Value)	Maximum (0-Year)	Maximum (5-Year)
	0.45%	0.25%
Optional Rider Expenses (as a percentage of Contract Value)[2]
Return of Premium Death Benefit	0.10%
3% Extra Credit Rider[3]	0.40%
1
This charge is comprised of both an annual mortality and expense risk charge and an annual administration charge. The administration charge is equal to an annual rate of 0.25% and is deducted daily. We reserve the right to apply a higher administration charge to
Subaccounts we add in the future. If you purchase the Contract with the 0-Year withdrawal charge schedule, the mortality and expense risk charge is equal to an annual rate of 0.20% and is deducted daily. The mortality and expense risk charge is reduced to 0.00% for Contract
Values of $500,000 or more. The minimum mortality and expense risk charge is deducted daily. Any mortality and expense risk charge above the minimum charge of 0.00% is deducted from your Contract Value on a monthly basis. If you purchase the Contract with the 5-Year withdrawal charge schedule, there is no mortality and expense risk charge. During the Annuity Period, the mortality and expense risk charge is 0.30%, regardless of the withdrawal charge schedule selected. Thus, during the Annuity Period the Base Contract Expenses are 0.55% in
lieu of the amounts described above. See the discussion under Base Contract Expenses – “Mortality and Expense Risk Charge” and Base
Contract Expenses – “Administration Charge” later in this Prospectus.
2
If you purchase any optional riders, the charge will be calculated as a percentage of Contract Value and deducted from your Contract Value.
3
The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

The next table below shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A to this Prospectus.
Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.09%	5.82%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.09%	5.67%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2027.

Examples — These Examples are intended to help you compare the cost of investing in the Subaccounts with the cost of investing in other annuity contracts that offer Variable Options. These costs include transaction expenses, Annual Contract Expenses and annual Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract. The Examples do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such fees were reflected, the costs would be higher.
The Example assumes all Contract value is allocated to the Subaccounts. Your costs could differ from those shown below if you invest in the Fixed Account (if available).
These Examples assume that you invest $100,000 in the Subaccounts for the time periods indicated. The Examples also assume that your investment has a 5% return each year and you elect the most expensive combination of optional benefits available for an additional charge. The first Example assumes the most expensive Annual Underlying Fund Expenses. The second Example assumes the least expensive Annual Underlying Fund Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on the Most Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$10,979.18	$21,842.93	$32,422.10	$60,766.60
10

Based on the Most Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period	$6,518.43	$19,249.87	$31,584.68	$60,766.60
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$6,710.09	$19,776.05	$32,383.58	$62,000.89
Based on the Least Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$5,461.47	$5,677.92	$5,659.22	$10,371.61
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period	$857.47	$2,680.91	$4,659.22	$10,371.61
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$1,060.59	$3,309.44	$5,739.92	$12,709.99
Principal Risks of Investing in the Contract

Risk of Investment Loss — The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract.
This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk/Withdrawal Risk — This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A withdrawal charge may be assessed on withdrawals and surrenders, and it could be substantial. If you select the 5-Year withdrawal charge schedule, each Purchase Payment is be subject to a withdrawal charge for five years from the date of that Purchase Payment. This means that a Purchase Payment made in year six of the Contract will be subject to a withdrawal charge until year 11 of the Contract. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal could reduce the value of certain optional benefits by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long time horizon.
Subaccount Risk — Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.
Managed Volatility Fund Risk — Certain Underlying Funds utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the Contract’s guaranteed rider benefits, like living and death benefits, because they reduce the incidence of extreme outcomes, including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your Contract Value and guaranteed rider benefits and may therefore conflict with your personal investment objectives. In addition, the cost of these hedging strategies may negatively impact performance.
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Purchase Payment Risk — Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.
Financial Strength and Claims-Paying Ability Risk — All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Business Disruption and Cybersecurity Risk — Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts. For more information about these risks, see “More About the Contract – Business Disruption and Cybersecurity Risks.”
Credit Enhancement Risk — Expenses for a Contract with a Credit Enhancement may be higher than for a Contract without a Credit Enhancement. The amount of the Purchase Payment credit may be more than offset by the fees and charges associated with the credit. In addition, Credit Enhancements are excluded from the calculation of the optional living and death benefits. This means that, unlike Purchase Payments, Credit Enhancements do not increase the value of such benefits.
Tax Consequences Risk — Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Advisory Fee Deduction Risk — If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit and guaranteed rider benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Contract Changes Risk — From time to time, we make changes to the Contract. We may limit the number of transfers to 14 in a Contract Year. We may restrict your ability to make subsequent Purchase Payments. We may limit the number of loans you may have outstanding at any time. We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract in accordance with applicable law. We may change the investment restrictions under certain optional benefits, and we may stop offering for purchase any currently available optional benefit at any time.
Information About the Company, the Separate Account, and the Underlying Funds

First Security Benefit Life Insurance and Annuity Company of New York — First Security Benefit Life Insurance and Annuity Company of New York is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a wholly-owned subsidiary of Security Benefit Life Insurance Company and is a member of the Financial Regulatory Authority (“FINRA”).
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in
12

reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.fsbl.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. Contract value allocated to a Subaccount will vary based on the investment experience of the corresponding Underlying Fund in which the Subaccount invests. There is a risk of loss of the entire amount invested.
The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Changes to Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.
We do not guarantee the investment results of the Separate Account. Accumulated Value allocated to a Subaccount will vary based on the investment experience of the corresponding Investment Option in which the Subaccount invests. You bear the risk of any decline in the Accumulated Value of your Contract resulting from the performance of the Investment Option you have chosen. There is a risk of loss of the entire amount invested.
Underlying Funds — Each Underlying Fund is an open-end management investment company or a series thereof and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies of the Underlying Fund. Each Underlying Fund has its own investment objectives and policies.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ managed volatility strategies that are intended to reduce the Underlying Fund’s overall volatility and downside risk, and those Underlying Funds may help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in an Underlying Fund without a managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in an Underlying Fund with a managed volatility strategy may be helpful in a declining market with higher market volatility because the strategy will often reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in an Underlying Fund with a managed volatility strategy.
13

Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). If you allocate Contract Value to a Subaccount that invests in a fund of funds, you will indirectly bear the fees and expenses of both the top-tier and bottom-tier funds, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities or other assets.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on the corresponding Subaccount may become low and possibly negative.
Shares of the Underlying Funds currently are not publicly traded. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies as other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds, and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Fund to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.
Information regarding each Underlying Fund, including its (i) name, (ii) type or investment objective, (iii) investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance, is available in an appendix to this Prospectus. See Appendix A: Underlying Funds Available Under the Contract. We cannot assure that any Underlying Fund will achieve its objective. Each Underlying Fund has issued a prospectus that contains more detailed information about the Underlying Fund. Read these prospectuses carefully before investing. Paper or electronic copies of the Underlying Fund prospectuses may be obtained by calling us at 1-800-888-2461, e-mailing us at FSBLProspectusRequests@securitybenefit.com or visiting https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=336277504&template=fsblny.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) receives payments from some of the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receives can be significant. Where these payments are made, the advisers, sub-advisers, or distributors (or affiliate thereof) of those Underlying Funds have increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments can be used by the Company for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and in the Company’s role as an intermediary for the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its affiliate, SDL, the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund’s investment returns. Currently, the Company and SDL receive 12b-1 fees ranging from 0.05% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in Underlying Funds that pay 12b-1 fees.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.05% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in an Underlying Fund. The Company may also receive payments from certain of the investment advisers,
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sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is based on a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. In the case of certain of the Underlying Funds, the Underlying Fund’s adviser, sub-adviser, distributor, or affiliates provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, pay the Company (or its affiliates) and/or selling firms amounts to participate in their national and regional sales conferences and meetings with their sales desks, and/or provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive for them to market the Underlying Funds when offering or distribution the Contract and to cooperate with their promotional efforts for the Underlying Funds.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments described above that range in total from a minimum of 0.25% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in an Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for the Company to meet its revenue targets. See “Administration Charge.”
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant assets. The Company does not recommend or endorse any particular Underlying Fund and does not provide investment advice.
Charges and Deductions

Certain charges will be deducted in connection with the Contract, as described below.
Transaction Expenses
Contingent Deferred Sales Charge — We also refer to this charge as the surrender charge, sales charge, or withdrawal charge in this Prospectus. The Company does not deduct a sales load from Purchase Payments before crediting them to your Contract Value. However, the Company may assess a contingent deferred sales charge on a full or partial withdrawal, including systematic withdrawals, as described below.
You may select a 0-Year or 5-Year withdrawal charge schedule at the time of purchase of the Contract. Whether we assess a withdrawal charge and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.
The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the free withdrawal amount. The free withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any Credit Enhancements made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.
If you select the 5-year schedule, the withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceeds the free withdrawal amount. The withdrawal charge does not apply to withdrawals
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of earnings. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. Withdrawals are considered to come first from Purchase Payments and then from earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce Purchase Payments for the purpose of determining future withdrawal charges.
The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:
0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%
The Company will deduct any withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. If the Company deducts the withdrawal charge from your remaining Contract Value, the withdrawal charge is also subject to a withdrawal charge. If the Company deducts the withdrawal charge from your remaining Contract Value, the amount of the withdrawal will be increased by an amount sufficient to pay any withdrawal charges associated with the withdrawal request, plus withdrawal charges associated with the additional amount withdrawn to cover such charges. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule. If you select the 0-year schedule, the Company will not assess a withdrawal charge. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) annuity payments under options that provide for payments for life, or a period of at least seven years; or (3) withdrawals made to pay the fees of your registered investment adviser. The Company will assess any withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.
Example of Withdrawal Charge Deducted from Withdrawal Payment and Deducted from Remaining Contract Value. Assume:
(i) The Owner purchases the Contract with the 5-Year withdrawal charge schedule
(ii) A withdrawal of $20,000 is requested in Contract Year 2
(iii) The remaining free withdrawal amount in Contract Year 2 is $10,000
If the Owner requests that the withdrawal charge be deducted from the withdrawal payment, the withdrawal charge would be $400, calculated as follows:
(Withdrawal Amount – Remaining Free Withdrawal Amount) x Withdrawal Charge %
($20,000 - $10,000) x 4% = $400
The $400 withdrawal charge is deducted from the withdrawal payment before the Company sends it to the Owner. The Contract Value decreases by $20,000 and the Owner receives a total payment of $19,600 ($20,000 - $400).
If the Owner requests that the withdrawal charge be deducted from the remaining Contract Value, the withdrawal charge would be $416.67, calculated as follows:
(Withdrawal Amount - Remaining Free Withdrawal Amount)	x	Withdrawal Charge %
1– Withdrawal Charge %
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($20,000 - $10,000) x (4% / (1 - 4%))
$10,000 x (4% / 96%)
$10,000 x 4.17% = $416.67
The $416.67 withdrawal charge is deducted from the Contract Value. The Contract Value decreases by $20,416.67 ($20,000 + $416.67) and the Owner receives a total payment of $20,000.
The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sale of the Contract. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the mortality and expense risk charge.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge upon the Annuity Start Date. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.
Deduction of Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time, and you may authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. You may terminate your investment adviser authorization at any time by sending written and signed notice of termination to our Administrative Office or submitting an electronic notice of termination to AAWF-NF@securitybenefit.com.
We will treat each deduction as a partial withdrawal from your Contract. However, no surrender charges will apply to such deductions, and the deductions will not count toward the annual free withdrawal amount. The Company will deduct the amount of the withdrawal from the Contract Value in the Subaccounts, according to the Owner’s or authorized investment adviser’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay the investment adviser's fees may be subject to federal and state income tax and a 10% federal penalty tax.
In a series of recent private letter rulings, the IRS has recognized that investment adviser fees may, in certain circumstances and subject to certain conditions, be deemed a part of a Non-Qualified Contract rather than a taxable distribution. We have received such a private letter ruling from the IRS and intend to tax report in accordance with that ruling.
The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
In addition, any withdrawal to pay investment advisory fees will reduce your Contract Value. If you elect the Return of Premium Death Benefit Rider, any withdrawal to pay your investment advisory fees will reduce your potential death benefit, perhaps significantly. See “Benefits Under the Contract—Return of Premium Death Benefit” and “The Contract —Full and Partial Withdrawals.” If you elect the 3% Extra Credit Rider, we may recapture all or part of any Credit Enhancement that has not yet vested if you make a withdrawal to pay investment advisory fees (unless your adviser has entered into a variable annuity adviser agreement with us).
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Withdrawals from your Contract Value to pay advisory fees will reduce the death benefits and other guaranteed benefits under the Contract, perhaps significantly. See “Death Benefit” for an example of how withdrawals to pay advisory fees impact the Contract Value and standard death benefit.
Annual Contract Expenses
Administrative Expenses
The Company does not deduct Administrative Expenses from your Contract.
Base Contract Expenses
Mortality and Expense Risk Charge — The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to a mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value at the time the charge is deducted, as set forth in the table below.
Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
Less than $500,000	0.20%
$500,000 or more	0.00%
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis, of each Subaccount’s average daily net assets, in lieu of the amounts above and regardless of the withdrawal charge schedule selected. The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% for the 0-Year withdrawal charge schedule or 0.00% for the 5-Year withdrawal charge schedule (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.
The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.
The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract (i.e., for deaths occurring sooner than the Company’s actuarial tables predict).
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is 0.25%. The Company guarantees that this charge will not increase for the Subaccounts available under the Contract as of the date of this Prospectus; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that we add in the future that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for the Company to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary for, the
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Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges — The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company made each rider available only at issue.
The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date (or Contract Anniversary Date, if applicable) and ending on the Annuity Start Date. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, was deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below.
Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Return of Premium Death Benefit	0.10%
3% Extra Credit[1]	0.40%
1 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract and may vary from year to year.
Payment of Compensation — The Company pays commissions to SDL and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. Commissions and other incentives or payments (discussed below) are not charged directly to Owners or the Separate Account. The Company uses its corporate assets to pay commissions and other costs of distributing the Contract. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract (including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract) or from its General Account.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
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The Contract is available for purchase by an individual as a non-tax qualified contract (“Non-Qualified Contract”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A. Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b) or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Contract. If you are purchasing the Contract as an investment vehicle for a Section 403(b), 408, or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider) are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are noncash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept, without prior Company approval, aggregate Purchase Payments in an amount that exceeds $2,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment and to cease accepting Purchase Payments.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company, in good order. In this regard “good order” means that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and the initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
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Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, any such Purchase Payment will not be processed until it is in good order. In this regard, “good order” means that the Purchase Payment is preceded or accompanied by sufficient information to properly credit such Purchase Payment. Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about the Owner’s account to government regulators. In addition, the Company may be required to block the Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations must be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option (each, an “Automatic Allocation Program”) by telephone provided the proper form is properly completed, signed, and received by the Company at its Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”
Fund Liquidations. If your allocation instructions include a Subaccount that has become no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate the applicable portion of any subsequent Purchase Payments to the Rydex VIF U.S. Government Money Market Subaccount, and any automatic allocation instructions for scheduled transfers that include a Subaccount that is no longer available due to a fund liquidation will be terminated. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Subaccount that is no longer available due to a fund liquidation), you will need to submit a new form to us. If you request a transfer of Contract Value to a Subaccount that is no longer available due to a fund liquidation, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts. We reserve the right to close Subaccounts. If we close a Subaccount, (a “Closed Subaccount”), you may be prevented from allocating Purchase Payments or Contract Value to that Subaccount. The table below lists the Closed Subaccounts and the effective date on which the Subaccounts were closed or will close.
Closed Subaccounts	Effective Date
Alger Capital Appreciation	April 30, 2021
Lord Abbett Series Developing Growth VC	May 5, 2021
PIMCO VIT Low Duration – Administrative Class	April 4, 2011
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Closed Subaccounts	Effective Date
Vanguard® VIF Small Company Growth	May 1, 2019
In the event that we receive a request on or after the effective date to allocate to any of the Closed Subaccounts, we will handle those transactions as follows:
New Applications. If we receive an application for a Contract with an allocation to a Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. Except as provided below, if we receive a Purchase Payment for an existing Contract with an allocation a Closed Subaccount, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount. If you have automatic allocation instructions designating allocation to a Closed Subaccount pursuant to an Automatic Allocation Program as of the date that a Subaccount is closed, your automatic allocation instructions will be terminated as of the close of business on that date. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to a Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Notwithstanding the foregoing:
●
If you had Contract Value allocated to the Alger Capital Appreciation on April 30, 2021, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Alger Capital Appreciation Subaccount pursuant to an Automatic Allocation Program will remain in effect.
●
If you had Contract Value allocated to the Lord Abbett Series Developing Growth VC Subaccount on May 5, 2021, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Lord Abbett Series Developing Growth VC Subaccount pursuant to an Automatic Allocation Program will remain in effect.
●
If you allocate a Purchase Payment to the PIMCO VIT Low Duration Subaccount – Administrative Class, we will allocate the applicable portion of the Purchase Payment to a Subaccount that invests in the Advisor Class of the PIMCO VIT Low Duration Subaccount. The Advisor Class imposes a distribution and/or service (12b-1) fee of 0.25%, which is 0.10% higher than the 0.15% service fee imposed by the Administrative Class.
●
If you had Contract Value allocated to the Vanguard® VIF Small Company Growth Subaccount on May 1, 2019, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Vanguard® VIF Small Company Growth Subaccount pursuant to an Automatic Allocation Program will remain in effect.
Dollar Cost Averaging Option — For no additional charge, prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
22

A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, as of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received by the Company. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option.
Asset Reallocation Option — For no additional charge, prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, as of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee, for
23

the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you may also elect the Dollar Cost Averaging Option.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and received at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the applicable cut-off time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests is 2:00 p.m. Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one hour prior to closing. See “Cut-Off Times.” In addition, a transfer request will not be processed until it is in good order. In this regard, “good order” means that the transfer request is preceded or accompanied by sufficient information to properly execute the transfer.
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Donoghue, Rydex and certain Federated Subaccounts. In addition, transfers are subject to frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer processing fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing an Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher, which are reflected in Underlying Fund performance. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of an affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
●
the total dollar amount being transferred;
●
the number of transfers you made within a period of time;
●
transfers to and from (or from and to) the same Subaccount;
●
whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
●
whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
There is a risk that some Owners and Participants may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants. If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and
24

Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period beginning on the date of the letter.
In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000.
Subaccount	Number of Round Trip Transfers
Federated Hermes High Income Bond II	2[1]
1
Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that
Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transfer money out of the NAA SMid-Cap Value Series Subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the NAA SMid-Cap Value Series Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
AB Discovery Value, AB Relative Value, AB Sustainable Global Thematic, AB VPS Dynamic Asset Allocation	30 days
Alger Capital Appreciation[1], Alger Large Cap Growth	30 days
Allspring Opportunity VT, Allspring VT Discovery All Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days
AFIS Capital World Growth and Income, AFIS U.S. Government Securities, AFIS
Washington Mutual Investors, American Funds IS® Asset Allocation, American Funds IS®
Capital World Bond, American Funds IS® EUPAC FundTM, American Funds IS® Global
Growth, American Funds IS® Growth, American Funds IS® Growth-Income, American
Funds IS® International Growth and Income, American Funds IS® Mortgage, American
Funds IS® New World, American Funds IS® SMALLCAP World Fund®
30 days
BlackRock Advantage Large Cap Core V.I., BlackRock Basic Value V.I., BlackRock Capital
Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I.,
BlackRock High Yield V.I., BlackRock Large Cap Focus Growth V.I.
30 days
BNY Mellon IP Small Cap Stock Index, BNY Mellon IP Technology Growth, BNY Mellon Stock Index, BNY Mellon VIF Appreciation	60 days
Dimensional VA Equity Allocation, Dimensional VA Global Bond Portfolio, Dimensional VA
Global Moderate Allocation, Dimensional VA International Small Portfolio, Dimensional VA
International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA
U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Donoghue Forlines Dividend VIT Fund, Donoghue Forlines Momentum VIT Fund	Unlimited
DWS Small Mid Cap Value VIP	30 days
Eaton Vance VT Floating-Rate Income	90 days
Federated Hermes Fund for U.S. Government Securities II	Unlimited
25

Subaccount	Transfer Block Restriction (# of Calendar Days)
Federated Hermes High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap,
Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth
Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment
Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate,
Fidelity® VIP Strategic Income
60 days
Franklin DynaTech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income VIP
Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund,
Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap
Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP
Fund, Franklin U.S. Government Securities VIP Fund
30 days
Goldman Sachs VIT International Equity Insights, Goldman Sachs VIT Large Cap Value,
Goldman Sachs VIT Mid Cap Growth, Goldman Sachs VIT Mid Cap Value, Goldman
Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth
30 days
Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Total Return Bond	30 days
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk
Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Discovery Mid Cap
Growth, Invesco V.I. Equally-Weighted S&P 500, Invesco V.I. Equity and Income, Invesco
V.I. EQV International Equity, Invesco V.I. Global, Invesco V.I. Global Real Estate, Invesco
V.I. Global Strategic Income, Invesco V.I. Government Securities, Invesco V.I. Growth and
Income, Invesco V.I. Health Care, Invesco V.I. High Yield, Invesco V.I. International Growth,
Invesco V.I. Main Street Mid Cap Fund®, Invesco V.I. Main Street Small Cap Fund®,
Invesco V.I. S&P Buffer Fund – December, Invesco V.I. S&P Buffer Fund – June, Invesco
V.I. S&P Buffer Fund – March, Invesco V.I. S&P Buffer Fund – September, Invesco V.I.
Small Cap Equity
30 days
Janus Henderson VIT Enterprise, Janus Henderson VIT Forty, Janus Henderson VIT Mid Cap Value, Janus Henderson VIT Overseas, Janus Henderson VIT Research	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Developing Growth VC2, Lord
Abbett Series Dividend Growth VC, Lord Abbett Series Fundamental Equity VC, Lord
Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord
Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC
30 days
LVIP American Century Inflation Protection, LVIP American Century International, LVIP
American Century Mid Cap Value, LVIP American Century Value, LVIP Avantis Large Cap
Value, LVIP JPMorgan Core Bond, LVIP JPMorgan Small Cap Core, LVIP JPMorgan U.S.
Equity
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High
Yield, MFS® VIT II MA Investors Growth Stock, MFS® VIT II Research International, MFS®
VIT International Intrinsic Equity, MFS® VIT Investors Trust, MFS® VIT New Discovery,
MFS® VIT Research, MFS® VIT Total Return, MFS® VIT Total Return Bond, MFS® VIT
Utilities
30 days
Morgan Stanley VIF Emerging Markets Debt, Morgan Stanley VIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF
Asset Allocation Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio,
Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF
Asset Allocation Portfolio
30 days
26

Subaccount	Transfer Block Restriction (# of Calendar Days)
NAA All Cap Value Series, NAA Large Cap Value Series, NAA Large Core Series, NAA
Large Growth Series, NAA Mid Growth Series, NAA Small Cap Value Series, NAA Small
Growth Series, NAA SMid-Cap Value Series, NAA World Equity Income Series
30 days
Neuberger Berman Quality Equity Portfolio	30 days
Nomura VIP Asset Strategy, Nomura VIP Balanced, Nomura VIP Core Equity, Nomura VIP
Energy, Nomura VIP Global Growth, Nomura VIP Growth, Nomura VIP High Income,
Nomura VIP International Core Equity, Nomura VIP Limited-Term Bond, Nomura VIP Mid
Cap Growth, Nomura VIP Natural Resources, Nomura VIP Science and Technology,
Nomura VIP Small Cap Growth, Nomura VIP Smid Cap Core, Nomura VIP Value
60 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging
Markets Bond, PIMCO VIT Global Bond Opportunities (Unhedged), PIMCO VIT Global
Managed Asset Allocation, PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT
Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Putnam VT Core Equity, Putnam VT Diversified Income, Putnam VT Global Asset
Allocation, Putnam VT High Yield, Putnam VT Income, Putnam VT Large Cap Growth,
Putnam VT Large Cap Value, Putnam VT Small Cap Growth
30 days
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF
Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex
VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x
Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy,
Rydex VIF Health Care, Rydex VIF High Yield Strategy, Rydex VIF Internet, Rydex VIF
Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF
Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse
Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x
Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®,
Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals,
Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy,
Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P
500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure
Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure
Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x
Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF
Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF
Weakening Dollar 2x Strategy
Unlimited
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Emerging Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
TOPS® Aggressive ETF, TOPS® Balanced ETF, TOPS® Conservative ETF, TOPS®
Managed Risk Balanced ETF, TOPS® Managed Risk Moderate ETF, TOPS® Managed Risk
Moderately Aggressive ETF, TOPS® Moderate ETF, TOPS® Moderately Aggressive ETF
30 days
VanEck VIP Global Gold, VanEck VIP Global Resources	30 days
Vanguard® VIF Balanced, Vanguard® VIF Conservative Allocation, Vanguard® VIF
Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard®
VIF Global Bond Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond,
Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate
Allocation, Vanguard® VIF PRIMECAP, Vanguard® VIF Real Estate Index, Vanguard® VIF
Short Term Investment Grade, Vanguard® VIF Small Company Growth[3], Vanguard® VIF
Total Bond Market Index, Vanguard® VIF Total International Stock Market Index, Vanguard®
VIF Total Stock Market Index
30 days
27

Subaccount	Transfer Block Restriction (# of Calendar Days)
Victory Pioneer Bond VCT, Victory Pioneer Equity Income VCT, Victory Pioneer High Yield VCT, Victory Pioneer Strategic Income VCT	30 days
Virtus Duff & Phelps Real Estate Securities Series, Virtus KAR Small-Cap Growth Series,
Virtus Newfleet Multi-Sector Intermediate Bond Series, Virtus SGA International Growth
Series, Virtus Tactical Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days
VY CBRE Global Real Estate Portfolio, VY Columbia Real Estate Portfolio	30 days
Western Asset Variable Global High Yield Bond	30 days
1
You may transfer Contract Value to the Alger Capital Appreciation Subaccount only if you had Contract Value allocated to that Subaccount on
April 30, 2021.
2
You may transfer Contract Value to the Lord Abbett Series Developing Growth VC Subaccount only if you had Contract Value allocated to that Subaccount on May 5, 2021.
3
You may transfer Contract Value to the Vanguard® VIF Small Company Growth Subaccount only if you had Contract Value allocated to that
Subaccount on May 1, 2019.

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners and Participants, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners and Participants who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner or Participant in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner or Participant, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
28

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Owners and Participants seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Owners and Participants determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners and Participants without special arrangement, waiver, or exception, aside from allocations to the Donoghue, Rydex and certain Federated Subaccounts (see chart above), which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Donoghue, Rydex and certain Federated Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher, which are reflected in Underlying Fund performance.
Because the Company does not reserve the unfettered right to prohibit transfers, it cannot guarantee that it can restrict or deter all harmful transfer activity, Owners and Participants bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and Participants and, as a result, the Company will inadvertently treat those Owners and Participants differently than Owners and Participants it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners and Participants may be treated differently than others. Consequently, there is a risk that some Owners and Participants may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under your Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including:
●
Investment performance of the Subaccounts to which you have allocated Contract Value,
●
Payment of Purchase Payments,
●
Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and
●
Charges assessed in connection with the Contract, including charges for any optional riders selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount,
29

your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction request (subject to any application requirements that the transaction be in good order, as described herein). The price of each Subaccount is determined on each Valuation Date as of the close of regular trading on the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests, as described herein) received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.”
Requests to transfer Contract Value received at or after the applicable cut-off time will be effected at the Accumulation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests is 2:00 p.m. Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one hour prior to closing. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.00% or 0.20% annually, and (5) the administration charge for that Subaccount, and (6) the deduction of the Underlying Fund’s fees and expenses.
The minimum mortality and expense risk charge of 0.00% or 0.20% and the administration charge of 0.25% are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — We refer to the times by which financial transactions must be received to be processed on the current Valuation Date as “cut-off times.” Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) normally must be received prior to 3:00 p.m. Central time. Financial transactions (other than transfers) received at or after the cut-off time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals to pay investment advisory fees), death benefit payments, and Purchase Payments.
Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 15 minutes prior to any announced closing (generally
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2:45 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including systematic withdrawals and withdrawals to pay investment advisory fees, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals or withdrawals to pay investment advisory fees) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Annuity Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that it is received by the Company at its Administrative Office; however, if the request is received on a Valuation Date at or after the cut-off time (normally 3:00 p.m. Central time), the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a withdrawal will not be processed until it is in good order. In this regard, “good order” means that the withdrawal request is accompanied by a properly completed Withdrawal Request form (including the Owner’s signature and, if applicable, the written consent of any effective assignee or irrevocable beneficiary).
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which the withdrawal is processed, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than five years and the Company issued the Contract with a 5-year withdrawal charge schedule) and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Annuity Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals to pay investment advisory fees. A request for a partial withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals and withdrawals to pay investment advisory fees) will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge” and “Extra Credit.”
If a partial withdrawal (other than a systematic withdrawal or a withdrawal to pay investment advisory fees) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.
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The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal to pay investment advisory fees, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans” and “Restrictions under the Texas Optional Retirement Program.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
Withdrawals to Pay Advisory Fees — The deduction of advisory fees from your Contract Value is treated as a withdrawal under the Contract. No surrender charges will be assessed on a withdrawal to pay advisory fees and the deduction of advisory fees will not count toward the annual free withdrawal amount. Deductions from your Contract Value to pay advisory fees will reduce death benefits and any guaranteed benefit values, perhaps significantly.
Withdrawals to pay advisory fees may still be treated as withdrawals for tax purposes by the Company and/or the IRS. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay advisory fees to a financial intermediary may be subject to federal and state income taxes and a 10% federal penalty tax. In a series of recent private letter rulings, the IRS has recognized that investment adviser fees may, in certain circumstances and subject to certain conditions, be deemed a part of a Non-Qualified Contract rather than a taxable distribution. We have received such a private letter ruling from the IRS and intend to tax report in accordance with that ruling.
A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges and the impact of deducting advisory fees from your Contract Value.
Systematic Withdrawals — For no additional charge, the Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charges and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
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The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans” and “Federal Tax Matters.”
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contact to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner, and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable as of the date the Company receives due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any applicable death benefit will terminate at the Annuity Start Date without value. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. Under a Qualified Contract, most non-spouse Designated Beneficiaries will be required to receive all proceeds within ten years. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state
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is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.
Example of the Impact of Advisory Fee Withdrawals on Contract Value and the Standard Death Benefit over Time. Assume:
(i)
The initial Purchase Payment is $100,000 and no additional Purchase Payments are added to the Contract.
(ii)
The Contract Value grows at an annual rate of 3%.
(iii)
An advisory fee withdrawal of $1,000 is taken each Contract Year at the end of the Contract Year.
Beginning of Contract Year	Contract Value Prior to Advisory Fee Withdrawal	Advisory Fee Withdrawal	Contract Value After Advisory Fee Withdrawal	Death Benefit After Advisory Fee Withdrawal
1	$100,000.00	$1,000.00	$102,000.00	$102,000.00
2	$102,000.00	$1,000.00	$104,060.00	$104,060.00
3	$104,060.00	$1,000.00	$106,181.80	$106,181.80
4	$106,181.80	$1,000.00	$108,367.25	$108,367.25
5	$108,367.25	$1,000.00	$110,618.27	$110,618.27
6	$110,618.27	$1,000.00	$112,936.82	$112,936.82
7	$112,936.82	$1,000.00	$115,324.92	$115,324.92
8	$115,324.92	$1,000.00	$117,784.67	$117,784.67
9	$117,784.67	$1,000.00	$120,318.21	$120,318.21
10	$120,318.21	$1,000.00	$122,927.76	$122,927.76
11	$122,927.76	$1,000.00	$125,615.59	$125,615.59
12	$125,615.59	$1,000.00	$128,384.06	$128,384.06
13	$128,384.06	$1,000.00	$131,235.58	$131,235.58
14	$131,235.58	$1,000.00	$134,172.65	$134,172.65
15	$134,172.65	$1,000.00	$137,197.83	$137,197.83
16	$137,197.83	$1,000.00	$140,313.76	$140,313.76
17	$140,313.76	$1,000.00	$143,523.18	$143,523.18
18	$143,523.18	$1,000.00	$146,828.87	$146,828.87
19	$146,828.87	$1,000.00	$150,233.74	$150,233.74
20	$150,233.74	$1,000.00	$153,740.75	$153,740.75
21	$153,740.75	$1,000.00	$157,352.97	$157,352.97
As the table above demonstrates, withdrawals to pay advisory fees taken over time will decrease the Contract Value. If the death benefit is equal to the Contract Value, such death benefit will also decrease as a result of withdrawals to pay advisory fees.
Distribution Requirements — The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For Contracts issued in connection with a Non-Qualified Contract, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and the Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
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For any Designated Beneficiary of a Non-Qualified Contract other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.
Please note that any death benefit we may pay in excess of the Contract Value is subject to our financial strength and claims-paying ability.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Benefits Under the Contract

The following table summarizes information about the optional and standard benefits under the Contract that are currently available. Please note that this table does not fully describe the terms and conditions of each benefit. You should refer to the applicable sections of this Prospectus for additional information.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides a death benefit equal to the Contract Value.	There is no charge for this option.	●The death benefit will be reduced by any uncollected premium tax.
Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts.	There is no charge for this option.
●The minimum amount that may be transferred to any one
Subaccount is $25.00.
●The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
●Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted.
●After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Asset Reallocation Option	Authorizes the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.	●The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
Automatic Investment Program	A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.	There is no charge for this option.	●The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is reduced to $50.
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Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Systematic Withdrawals	Allows you to set up periodic automatic payments of a certain percentage or dollar amount of your Contract Value.	There is no charge for this option.
●Each payment must be at least $100 (unless we consent
otherwise).
●Withdrawals may be subject to income tax and penalties.
●If an Owner is enrolled in the Dollar Cost Averaging or Asset
Reallocation Options, the Owner may not elect to receive
systematic withdrawals from any Subaccount that is part of the
Dollar Cost Averaging or Asset Reallocation Options.

Optional Benefits
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Return of Premium Death Benefit	Provides an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date.	0.10%
●The rider is only available at issue. You cannot change or cancel the rider after it has been issued.
●We will reduce the death benefit offered under this rider by any uncollected premium tax and if the Extra Credit Rider was in effect, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death (unless the death benefit is the Contract
Value).
●If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative
Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
●The Owner and any Joint Owner must be 80 or younger on the
Contract Date.
●Withdrawals (including withdrawals to pay advisory fees) reduce the benefit proportionately. This means withdrawals could
significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Extra Credit	Provides a Credit Enhancement equal to 3% of Purchase Payments, which will be added to the Contract Value for each Purchase Payment made in the first Contract Year.	0.40%
●If Purchase Payments are made in subsequent Contract Years, the charge for this benefit will increase proportionately in relation to those Purchase Payments and no additional Credit Enhancement will be applied.
●The rider is only available at issue. You cannot change or cancel the rider after it has been issued.
●You may not select an Annuity Start Date prior to seven years from the effective date of the rider.
●Credit Enhancements are not fully vested until the seventh Contract anniversary. Until that date, all or a portion of the Credit
Enhancement(s) will be forfeited under certain circumstances.
●Available only if the Owner was age 80 or younger on the Contract
Date.

Optional Riders — Upon your application for the Contract, you may select one or both of the following riders:
●
Return of Premium Death Benefit;
●
Extra Credit at 3%.
The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See a detailed description of each rider below.
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Return of Premium Death Benefit — For an additional charge, as reflected in the Fee Table, under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”
Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:
1.
Contract Value; or
2.
The sum of all Purchase Payments (not including any Credit Enhancements) less an adjustment for any withdrawals and withdrawal charges (including systematic withdrawals and withdrawals to pay investment advisory fees).
In the event of a withdrawal (including a systematic withdrawal or a withdrawal to pay investment advisory fees), we reduce your Return of Premium Death Benefit as last adjusted for any prior withdrawal in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be reduced by an amount that is greater than the dollar amount of your withdrawal.
●
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal (including a withdrawal to pay advisory fees), then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000). After the withdrawal, your death benefit is $83,333. Note that your death benefit decreased by more than the dollar amount of your withdrawal.
See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.
Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax, and, if the Extra Credit Rider was in effect, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death (however, if the death benefit is 1 above, we will not reduce the death benefit by any Credit Enhancements).
Note: If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”
Extra Credit — For an additional charge, as reflected in the Fee Table, under this rider, we will add a bonus, or “Credit Enhancement,” to your Contract Value equal to 3% of each Purchase Payment you make during the first Contract Year.
Example of the Credit Enhancement Applied to Initial and Subsequent Purchase Payments. Assume:
(i)
The Owner purchased the Contract with the Extra Credit Rider.
(ii)
The initial Purchase Payment is $100,000.
The amount of the Credit Enhancement added to the Contract Value would be $3,000 ($100,000 x 3%). Thus, the Contract Value at issue would be $103,000.
Six months later the Owner makes a Purchase Payment of $50,000. The additional Purchase Payment will increase the Contract Value by $51,500, the amount of the $50,000 Purchase Payment plus $1,500 ($50,000 x 3%).
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There are several important points for you to consider before purchasing this rider:
●
As discussed below, we will recapture all or part of any Credit Enhancement that has not yet vested if you make a full or partial withdrawal.
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We may exclude all or part of any Credit Enhancements from death benefit proceeds. See “Death Benefit” and “Return of Premium Death Benefit.”
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If you elect this rider, you must select an Annuity Start Date that is at least seven years after the effective date of the rider. This rider may not be appropriate for you if you want to annuitize sooner or if you are over age 63 at issue and will be required to annuitize the Contract at age 70½ to meet federal minimum distribution requirements for IRAs.
●
We expect to make a profit from the charge for this rider, and we pay for the Credit Enhancements through the rider charge and recapture of Credit Enhancements under the vesting schedule.
●
We will allocate any Credit Enhancement among the Subaccounts in the same proportion as your Purchase Payment.
What happens if I return the Contract? If you exercise your right to return the Contract during the Free-Look period, we will reduce your Contract Value by the value of any Credit Enhancements applied. See “Free-Look Right.”
What happens if I make withdrawals? If you make a full or partial withdrawal, we will recapture all or part of any Credit Enhancement that has not yet “vested.” An amount equal to 1/7 of each Credit Enhancement will vest as of each Contract anniversary and the Credit Enhancement will be fully vested at the end of seven Contract Years.
We will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount available under the Contract. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”
The amount we will recapture upon withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. As of the date of the withdrawal, this percentage equals:
1.
The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal amount, divided by
2.
Contract Value immediately prior to the withdrawal.
Example of Credit Enhancement Vesting and Recapture upon Withdrawal in Excess of the Free Withdrawal Amount. Assume:
(i)
The Owner purchased the Contract with the Extra Credit Rider.
(ii)
The initial Purchase Payment is $175,000.
The amount of the Credit Enhancement added to the Contract Value would be $5,250 ($175,000 x 3%). Thus, the Contract Value at issue would be $180,250.
An amount equal to 1/7 of the Credit Enhancement vests each Contract anniversary, and the Credit Enhancement is fully vested seven years from the date the Contract was issued. Assuming no withdrawals in excess of the free withdrawal amount are taken during the first seven Contract Years, the table below shows how the $5,250 Credit Enhancement vests each year:
Beginning of Contract Year	Vested Credit Enhancement	Unvested Credit Enhancement
1	$0.00	$5,250
2	$750	$4,500
3	$1,500	$3,750
4	$2,250	$3,000
5	$3,000	$2,250
6	$3,750	$1,500
7	$4,500	$750
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Beginning of Contract Year	Vested Credit Enhancement	Unvested Credit Enhancement
8	$5,250	$0.00
Due to negative market performance, in Contract Year 3, the Contract Value is $100,000, and the free withdrawal amount is $10,000. The Owner requests a withdrawal of $20,000, $10,000 more than the free withdrawal amount. The Credit Enhancement recapture is calculated as follows:
(Withdrawal Amount - Free Withdrawal Amount)	x	Unvested Credit Enhancement
(Contract Value Prior to Withdrawal - Unvested Credit Enhancement)
($20,000 - $10,000)	x	$3,750	=	$389.61
($100,000 - $3,750)
How do I know if this rider is right for me? The Extra Credit Rider would make sense for you only if:
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you do not expect to make Purchase Payments to the Contract after the first Contract Year, and
●
you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed -5.00%.
This return represents the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The return is net of Contract and Underlying Fund expenses. This means that you would need to earn the return above plus the amount of applicable expenses to break even on the rider.
The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will increase in correlation to Purchase Payments and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.
What this all means is:
●
if your actual returns are greater than the amount set forth above and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider.
●
if your actual returns are less, or if you make additional Purchase Payments after the first Contract Year, you will be worse off than if you had not purchased the rider.
●
The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.
Are there age restrictions on purchasing this rider? The Owner must be 80 or younger on the Contract Date.
Rider Available for Purchase Only Prior to February 1, 2010 — A rider previously offered with the Contract is no longer available for purchase. Please refer to Appendix B – Rider Available For Purchase Only Prior To February 1, 2010 for a description of this rider.
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first Contract anniversary and may not be deferred beyond the Annuitant’s 90th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth Contract anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments
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will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract currently provides for six Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time but will always offer a variable annuity option. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Annuity Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G for 45 years and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity.
Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis (note that less frequent payments will result in a larger payment amount, assuming the same amount is applied to purchase the annuity), although no payments will be made for less than $20. If the Company refuses to make payments of less than $20, the Company reserves the right to permit surrender of the Contract with no withdrawal charges in lieu of making such payments.
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Annuity Option 5.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Annuity Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charges and any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Annuity Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charges and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the Annuity Start Date is uncertain. Consult a tax advisor before requesting a withdrawal after the Annuity Start Date. The Owner may not make systematic withdrawals under Annuity Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period, as was available during the accumulation phase, if variable annuity payments have been selected.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
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Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Annuity Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made. For example, if the Annuity start amount was $100,000 and the calculated monthly annuity payment was $550, 182 payments ($100,000 / $550) would be guaranteed for the life of the Annuitant. This means if the Annuitant dies before 182 payments have been made, the remaining annuity payments will be continued to the Designated Beneficiary.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Annuity Option 1, there is no minimum number of payments guaranteed under this Annuity Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Annuity Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.
Option 5 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Annuity Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if
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any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Annuity Option 5.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. If you have questions about the calculation of the payment amount under a particular Annuity Option, you can contact the Company at 1-800-888-2461. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular Qualified Plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that distributions begin no later than April 1 of the calendar year following the year in which the Annuitant reaches their “applicable age” as defined in the Code. If the Annuitant attains age 72 after 2022 and age 73 before 2033, their applicable age is 73. If Annuitant attains age 74 after 2032, their applicable age is 75. In addition, under a Qualified Plan, not all Annuity Options will satisfy required minimum distribution rules, particularly as those rules apply to your beneficiary after your death. Beginning with Owner deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must complete distributions within ten years of the Owner’s death in order to satisfy required minimum distribution rules. Consult a tax adviser before electing an Annuity Option. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.
More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed
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subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public. Not all Annuity Options will satisfy required minimum distribution rules for every Beneficiary.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees) or death benefit proceeds from Contract Value allocated to the Subaccounts within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone such a payment from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
●
During which the NYSE is closed other than customary weekend and holiday closings,
●
During which trading on the NYSE is restricted as determined by the SEC,
●
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or
●
For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Business Disruption and Cybersecurity Risks — We rely on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (e.g. affecting the internet, cloud services, or other infrastructure) or targeted (e.g. failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks).
Cybersecurity risks include, but are not limited to, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our website (or the websites of third parties on whom we rely), disruption of routine business operations, and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the recent military conflict between the United States and Iran, and the Russian invasion of Ukraine and the responses by the United States and other governments). Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.
Systems failures and cybersecurity incidents affecting us, our affiliates, the Underlying Funds, intermediaries, service providers, and other third parties on whom we rely may adversely affect your contract value and interfere with our ability to process contract transactions and calculate contract values. Systems failures and cybersecurity breaches may cause us to be unable to process orders from our website or with the Underlying Funds, cause us to be unable to calculate unit values and/or the Underlying Funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or
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cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value.
The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the Underlying Funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.
In addition, we are also exposed to risks related to natural and man-made disasters including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability of our employees or the employees of our service providers to perform their job responsibilities. They could interfere with our processing of contract transactions, including processing orders from Owners and orders with the Underlying Funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the Underlying Funds and the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we or the Underlying Funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.
Restrictions on Withdrawals from Qualified Plans — Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, effective for plan years beginning in 2024, distributions of employee elective deferrals, qualified nonelective contributions, qualified matching contributions, and gains attributable to such contributions may now be made on account of hardship. Under prior provisions, distributions on account of hardship generally were limited to amounts attributable to employee elective deferrals. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, purchasing a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a rollover under the Internal Revenue Code. An Owner of a Contract may be able to transfer your Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under your employer’s Section 403(b) arrangement.
Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
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Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this Prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Owner Control. In certain circumstances, owners of Non-Qualified variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable currently in the variable Contract Owner’s gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. While the Company does not think that such will be the case, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that an Owner of a Contract might be treated as the owner of a pro rata portion of the assets of the Separate Account.
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The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non-Qualified Contracts — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons,” “Diversification Standards,” and “Owner Control.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Non-Qualified Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Amounts distributed from a Contract because of your death or the death of the Annuitant are generally treated as income to the recipient. If distributed in a lump sum, such payments are taxed in the same manner as if the Contract had been surrendered, and if distributed under an Annuity Option, they are taxed in the same manner as annuity payments. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay advisory fees to a financial intermediary may be subject to federal and state income taxes and a 10% federal penalty tax. In a series of recent private letter rulings, the IRS has recognized that investment adviser fees may, in certain circumstances and subject to certain conditions, be deemed a part of a Non-Qualified Contract rather than a taxable distribution. We have received such a private letter ruling from the IRS and intend to tax report in accordance with that ruling. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Surrenders. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed as ordinary income.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
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If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a Non-Qualified contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and
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regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. If contemplating any such transfer, assignment, selection or exchange, the Owner should contact a competent tax adviser with respect to the potential effects of such a transaction.
Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the Participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the plan or subject the Owner or Beneficiary to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their Beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, Participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.
The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:
Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as “Roth contributions” under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer’s 403(b) plan. Roth contributions may be made to the Contract in most states.
Unlike regular or “traditional” 403(b) contributions, which are made on a pre tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.
Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a “qualifying distribution” and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.
Roth contributions may be made up to the same elective contribution limits that apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contracts, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.
Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required
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minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.
Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See “Rollovers.”
Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs,” which are described below.
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of (i) $7,500 or $8,600 for owners age 50 or older (for 2026) or (ii) 100% of the individual’s taxable compensation (for 2026).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,100 in 2026 (indexed for inflation in future tax years). However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($129,000 to $149,000 for a married couple filing a joint return and $81,000 to $91,000 for a single taxpayer in 2026). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $242,000 to $252,000 (for 2026). Non-deductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the April 1 following the calendar year that the contract owner reaches their applicable age (as defined above)—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $153,000 to $168,000 in adjusted gross income for 2026 ($242,000 to $252,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue
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Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contract Owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the Contract Owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. Beginning with deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must complete distributions within ten years of the Owner’s death.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be another Section 403(b) plan, a qualified retirement plan, or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
A Section 403(b) plan must provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12-month period. The 12-month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12-month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (x) made in connection with the birth or adoption of a child, in limited circumstances; or (xi) made to terminally ill employees.
The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.” There may be additional exceptions to the 10% penalty tax (e.g., certain disaster relief distributions).
Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the Participant is subject to a 25% tax on the amount that was not properly distributed, which is reduced to 10% if corrected within a two year correction period. The value of any enhanced death benefits or other optional Contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld
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on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered tax advice.
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Other Information

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having beneficial interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. In addition, the Company reserves the right to substitute shares of any or all of the Underlying Funds in accordance with applicable law. In all cases, the Company will send you notice. For instance, the Company may seek to substitute shares of Underlying Funds should they no longer be available for investment, or if the Company’s management believes further investment in shares of any Underlying Fund should become inappropriate in view of the purposes of the Contract. The Company may substitute shares of an Underlying Fund with the shares of another Underlying Fund or the shares of a fund not currently offered under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
52

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis rather than at the time they occur. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive an annual and semiannual shareholder report for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. The shareholder reports contain information required by federal securities laws and will also be available online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=336277504&template=fsblny.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and received at the Company’s Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s website. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Reallocation Option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions, provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company nor any of its affiliates nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests, provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
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Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, SDL, for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through SDL’s registered representatives, as well as through registered representatives of broker-dealers that have entered into selling agreements with SDL for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives of SDL and of Selling Broker-Dealers must be licensed as insurance agents by New York insurance authorities and appointed as agents of the Company in order to sell the Contract. The Company pays commissions directly to SDL, as well as to Selling Broker-Dealers through SDL in connection with sales of the Contract. During fiscal years 2025, 2024, and 2023, the amounts paid to SDL in connection with all contracts sold through the Separate Account were $0, $0, and $0, respectively. SDL passes through commissions it receives either to the SDL registered representatives involved in the sales process or to the Selling Broker-Dealers for their sales of the Contract, as applicable. SDL does not retain any portion of commissions it receives as principal underwriter for the Contract. However, the Company (or an affiliate) pays some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, compensation and benefits for SDL’s registered representatives, advertising expenses, and other expenses of distributing the Contract. The Company does not pay commissions to financial intermediaries who receive advisory fees from Contract owners because such intermediaries receive compensation in connection with the Contract in the form of those advisory fees.
Selling Broker-Dealers. The Company pays commissions to SDL and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company uses its corporate assets to pay commissions and other costs of distributing the Contract. Commissions and other incentives or payments described below are not charged directly to Owners of the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract (including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract) or from its General Account.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to the commissions and non-cash compensation described above, the Company pays additional compensation to selected Selling Broker-Dealers. These payments include: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) sponsorship of or reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars put on by the Selling Broker-Dealers; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
Compensation Paid to All Selling Broker-Dealers. The Company pays compensation as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/or 0.05% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, in compliance with applicable regulatory requirements.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered
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representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to the commissions and non-cash compensation described above, the Company pays additional compensation to selected Selling Broker-Dealers. These payments include: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) sponsorship of or reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars put on by the Selling Broker-Dealers; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder can differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Information

Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees, and may also be obtained for free from the SEC’s web site (https://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at its Administrative Office, P.O. Box 750497, Topeka, Kansas 66675-0497 or by calling 1-800-888-2461. The Statement of Additional Information is also available online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=336277504&template=fsblny.
Financial Statements — You can find financial statements for First Security Benefit Life Insurance and Annuity Company of New York and Subsidiaries and the Separate Account in the Statement of Additional Information, which is available online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=336277504&template=fsblny. To receive a copy of the Statement of Additional Information free of charge, call your investment professional or contact us at 1-800-888-2461.
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APPENDIX A
Investment Options Available Under the Contract

Underlying Funds — The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended or updated from time to time, and can be found online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=336277504&template=fsblny. You can view, download, and print copies of Underlying Fund documents at this website. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to FSBLProspectusRequests@securitybenefit.com.
The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://www.fsbl.com/performance.
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Mid Cap Value	AB Discovery Value – Class B Adviser: AllianceBernstein L.P.	1.07%	2.64%	8.48%	8.27%
Large Cap Value	AB Relative Value – Class B Adviser: AllianceBernstein L.P.	0.85%	10.20%	11.15%	10.30%
Global Equity	AB Sustainable Global Thematic – Class B Adviser: AllianceBernstein L.P.	1.25%	6.02%	3.02%	9.80%
Global Allocation	AB VPS Dynamic Asset Allocation – Class B Adviser: AllianceBernstein L.P.	1.20%	13.21%	4.74%	5.25%
Global Equity	AFIS Capital World Growth and Income – Class 4 Adviser: Capital Research and Management Company	1.01%	24.46%	10.01%	10.74%
Government Bond	AFIS U.S. Government Securities – Class 4 Adviser: Capital Research and Management Company	0.84%	7.54%	-0.49%	1.45%
Large Cap Blend	AFIS Washington Mutual Investors – Class 4 Adviser: Capital Research and Management Company	0.90%	16.90%	13.60%	12.08%
Large Cap Growth	Alger Capital Appreciation – Class S2 Adviser: Fred Alger Management, LLC	1.19%	32.51%	16.04%	17.86%
Large Cap Growth	Alger Large Cap Growth – Class I-2 Adviser: Fred Alger Management, LLC	0.89%	30.27%	11.12%	16.73%
Mid Cap Blend	Allspring Opportunity VT – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.08%	6.71%	8.94%	11.85%
Large Cap Growth	Allspring VT Discovery All Cap Growth – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.04%	15.27%	6.04%	13.57%
Specialty-Sector	ALPS/Alerian Energy Infrastructure – Class III Adviser: ALPS Advisors, Inc.	1.30%	4.66%	22.06%	10.70%
Balanced/Asset Allocation	American Funds IS® Asset Allocation – Class 4 Adviser: Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%
Global Bond	American Funds IS® Capital World Bond – Class 4 Adviser: Capital Research and Management Company	0.98%	9.03%	-2.76%	0.97%
A-1

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International Equity	American Funds IS® EUPAC FundTM – Class 4 Adviser: Capital Research and Management Company	1.03%	26.41%	3.14%	6.73%
Global Equity	American Funds IS® Global Growth – Class 4 Adviser: Capital Research and Management Company	1.01%	21.34%	7.97%	11.89%
Large Cap Growth	American Funds IS® Growth – Class 4 Adviser: Capital Research and Management Company	0.83%	19.93%	13.09%	17.67%
Large Cap Blend	American Funds IS® Growth-Income – Class 4 Adviser: Capital Research and Management Company	0.78%	17.77%	13.62%	13.63%
International Equity	American Funds IS® International Growth and Income – Class 4 Adviser: Capital Research and Management Company	1.06%	35.09%	7.42%	7.54%
Intermediate Term Bond	American Funds IS® Mortgage – Class 4 Adviser: Capital Research and Management Company	0.89%	8.32%	0.06%	1.43%
Emerging Markets	American Funds IS® New World – Class 4 Adviser: Capital Research and Management Company	1.15%	27.92%	5.06%	8.98%
Global Equity	American Funds IS® SMALLCAP World Fund® – Class 4 Adviser: Capital Research and Management Company	1.20%	14.33%	0.23%	6.96%
Large Cap Blend	BlackRock Advantage Large Cap Core V.I. – Class III Adviser: BlackRock Advisors, LLC	1.03%	19.73%	13.85%	14.08%
Large Cap Value	BlackRock Basic Value V.I. – Class III Adviser: BlackRock Advisors, LLC	1.13%	24.04%	12.81%	10.52%
Large Cap Growth	BlackRock Capital Appreciation V.I. – Class III Adviser: BlackRock Advisors, LLC	1.37%	11.77%	10.50%	15.32%
Large Cap Value	BlackRock Equity Dividend V.I. – Class III Adviser: BlackRock Advisors, LLC	1.13%	21.32%	11.45%	11.01%
Global Allocation	BlackRock Global Allocation V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock (Singapore) Limited; BlackRock International Limited	1.15%	19.51%	5.51%	7.33%
High Yield Bond	BlackRock High Yield V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.88%	9.09%	4.57%	6.07%
Large Cap Growth	BlackRock Large Cap Focus Growth V.I. – Class III Adviser: BlackRock Advisors, LLC	1.15%	11.48%	10.19%	15.98%
Small Cap Blend	BNY Mellon IP Small Cap Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc.	0.61%	5.36%	6.65%	9.15%
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.07%	27.87%	8.96%	16.97%
Large Cap Blend	BNY Mellon Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Mellon Investments Corporation	0.52%	17.23%	13.83%	14.23%
A-2

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Blend	BNY Mellon VIF Appreciation – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co., LLC	1.10%	9.78%	9.08%	12.63%
Global Equity	Dimensional VA Equity Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.48%	19.94%	12.23%	N/A
Global Bond	Dimensional VA Global Bond Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.21%	4.35%	1.38%	1.81%
Global Allocation	Dimensional VA Global Moderate Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP	0.43%	14.68%	8.42%	8.65%
International Equity	Dimensional VA International Small Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.39%	36.99%	8.89%	8.68%
International Equity	Dimensional VA International Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.27%	45.64%	15.85%	10.46%
Short Term Bond	Dimensional VA Short-Term Fixed Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.12%	4.33%	2.65%	1.97%
Large Cap Value	Dimensional VA U.S. Large Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.21%	15.83%	11.97%	10.51%
Small Cap Value	Dimensional VA U.S. Targeted Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.29%	8.95%	13.60%	11.00%
Large Value	Donoghue Forlines Dividend VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	2.77%	17.19%	8.72%	3.46%
Tactical Allocation	Donoghue Forlines Momentum VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	1.56%	23.52%	12.83%	9.23%
Mid Cap Value	DWS Small Mid Cap Value VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.24%	17.85%	9.27%	7.18%
Floating Rate Bond	Eaton Vance VT Floating-Rate Income - Initial Class Adviser: Eaton Vance Management	1.19%	3.95%	4.64%	4.43%
A-3

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Intermediate Government	Federated Hermes Fund for U.S. Government Securities II Adviser: Federated Investment Management Company	1.02%	6.80%	-0.84%	1.06%
High Yield Bond	Federated Hermes High Income Bond II – Service Class Adviser: Federated Investment Management Company	1.14%	8.18%	3.45%	5.33%
Balanced/Asset Allocation	Fidelity® VIP Balanced – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.66%	14.96%	9.24%	10.84%
Large Cap Blend	Fidelity® VIP Contrafund® – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.79%	21.24%	15.08%	15.49%
Small Cap Blend	Fidelity® VIP Disciplined Small Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.57%	17.09%	10.09%	10.31%
Emerging Markets	Fidelity® VIP Emerging Markets – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	1.12%	40.79%	5.62%	10.66%
Large Cap Growth	Fidelity® VIP Growth & Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.72%	21.21%	15.83%	13.56%
Large Cap Growth	Fidelity® VIP Growth Opportunities – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.81%	21.73%	11.04%	19.64%
High Yield Bond	Fidelity® VIP High Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.07%	10.31%	4.00%	5.34%
Large Cap Blend	Fidelity® VIP Index 500 – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.34%	17.48%	14.03%	14.42%
A-4

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Intermediate Term Bond	Fidelity® VIP Investment Grade Bond – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.62%	6.93%	-0.21%	2.45%
Mid Cap Growth	Fidelity® VIP Mid Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.80%	11.49%	9.83%	10.31%
International Equity	Fidelity® VIP Overseas – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	0.97%	20.05%	6.35%	7.55%
Specialty-Sector	Fidelity® VIP Real Estate – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.85%	2.90%	3.98%	3.61%
Multi-Sector Bond	Fidelity® VIP Strategic Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	0.88%	8.58%	2.79%	4.40%
Multi Cap Growth	Franklin DynaTech VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.88%	18.13%	9.09%	14.08%
Large Cap Value	Franklin Growth and Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.04%	16.90%	11.90%	11.12%
Balanced/Asset Allocation	Franklin Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Large Cap Growth	Franklin Large Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.11%	7.22%	6.83%	12.87%
Global Equity	Franklin Mutual Global Discovery VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	1.16%	23.34%	12.00%	8.52%
Large Cap Value	Franklin Mutual Shares VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Large Cap Blend	Franklin Rising Dividends VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.89%	11.80%	9.50%	12.10%
A-5

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Small Cap Value	Franklin Small Cap Value VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.92%	7.65%	8.86%	9.81%
Small Cap Growth	Franklin Small-Mid Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.09%	2.52%	1.03%	9.89%
Multi-Sector Bond	Franklin Strategic Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.08%	7.24%	1.92%	3.10%
Government Bond	Franklin U.S. Government Securities VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.79%	6.69%	0.02%	1.14%
International Equity	Goldman Sachs VIT International Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.37%	38.15%	10.80%	7.96%
Large Cap Value	Goldman Sachs VIT Large Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.08%	10.60%	11.00%	9.34%
Mid Cap Growth	Goldman Sachs VIT Mid Cap Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.49%	7.36%	4.67%	11.58%
Mid Cap Value	Goldman Sachs VIT Mid Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.09%	9.13%	9.77%	9.75%
Small Cap Blend	Goldman Sachs VIT Small Cap Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.13%	15.82%	10.19%	10.57%
Large Cap Growth	Goldman Sachs VIT Strategic Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.04%	17.58%	12.47%	16.13%
Floating Rate Bond	Guggenheim VIF Floating Rate Strategies Adviser: Guggenheim Partners Investment Management, LLC	1.54%	3.57%	4.56%	4.12%
Specialty	Guggenheim VIF Global Managed Futures Strategy Adviser: Security Investors, LLC	2.32%	3.65%	3.94%	1.27%
High Yield Bond	Guggenheim VIF High Yield Adviser: Guggenheim Partners Investment Management, LLC	1.57%	6.84%	4.16%	5.55%
Specialty	Guggenheim VIF Multi-Hedge Strategies Adviser: Security Investors, LLC	1.80%	1.25%	1.23%	1.62%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Guggenheim Partners Investment Management, LLC	1.04%	7.48%	-0.21%	3.13%
Large Cap Growth	Invesco V.I. American Franchise – Series II Adviser: Invesco Advisers, Inc.	1.10%	11.39%	10.08%	14.58%
Mid Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.14%	20.76%	17.56%	12.01%
Global Allocation	Invesco V.I. Balanced-Risk Allocation – Series II Adviser: Invesco Advisers, Inc.	1.60%	8.69%	2.27%	4.91%
A-6

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	1.00%	17.14%	15.14%	11.67%
Large Cap Blend	Invesco V.I. Core Equity – Series II Adviser: Invesco Advisers, Inc.	1.05%	15.88%	12.52%	11.46%
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.11%	4.53%	3.64%	11.10%
Large Blend	Invesco V.I. Equally-Weighted S&P 500 – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Capital Management LLC	0.59%	10.82%	9.89%	11.11%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.82%	12.52%	8.68%	8.64%
International Equity	Invesco V.I. EQV International Equity – Series II Adviser: Invesco Advisers, Inc.	1.15%	16.23%	3.42%	5.95%
Global Equity	Invesco V.I. Global – Series II Adviser: Invesco Advisers, Inc.	1.06%	15.02%	7.01%	10.72%
Specialty-Sector	Invesco V.I. Global Real Estate – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.27%	7.61%	1.49%	2.18%
Multi-Sector Bond	Invesco V.I. Global Strategic Income – Series II Adviser: Invesco Advisers, Inc.	1.21%	12.75%	1.39%	2.76%
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.95%	6.95%	-0.22%	1.34%
Large Cap Value	Invesco V.I. Growth and Income – Series II Adviser: Invesco Advisers, Inc.	1.00%	15.30%	12.56%	10.46%
Specialty-Sector	Invesco V.I. Health Care – Series II Adviser: Invesco Advisers, Inc.	1.24%	15.08%	3.54%	6.31%
High Yield Bond	Invesco V.I. High Yield – Series II Adviser: Invesco Advisers, Inc.	1.17%	6.35%	3.40%	4.55%
International Equity	Invesco V.I. International Growth Fund – Series II Adviser: Invesco Advisers, Inc.	1.43%	15.53%	1.88%	5.34%
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.19%	8.96%	8.83%	9.08%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
Speciality	Invesco V.I. S&P 500 Buffer Fund - December - Class II Adviser: Invesco Advisers, Inc.	1.06%	12.37%	N/A	N/A
Speciality	Invesco V.I. S&P 500 Buffer Fund - June - Class II Adviser: Invesco Advisers, Inc.	1.05%	13.35%	N/A	N/A
Speciality	Invesco V.I. S&P 500 Buffer Fund - March - Class II Adviser: Invesco Advisers, Inc.	1.08%	7.25%	N/A	N/A
A-7

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Speciality	Invesco V.I. S&P 500 Buffer Fund - September - Class II Adviser: Invesco Advisers, Inc.	1.04%	12.63%	N/A	N/A
Small Cap Blend	Invesco V.I. Small Cap Equity – Series II Adviser: Invesco Advisers, Inc.	1.21%	7.83%	7.06%	9.28%
Mid Cap Growth	Janus Henderson VIT Enterprise – Service Class Adviser: Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Large Cap Growth	Janus Henderson VIT Forty – Service Class Adviser: Janus Henderson Investors US LLC	0.87%	17.86%	11.37%	15.96%
Mid Cap Value	Janus Henderson VIT Mid Cap Value – Service Class Adviser: Janus Henderson Investors US LLC	1.11%	6.29%	8.43%	8.40%
International Equity	Janus Henderson VIT Overseas – Service Class Adviser: Janus Henderson Investors US LLC	0.96%	28.58%	9.17%	8.97%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Henderson Investors US LLC	1.07%	18.10%	13.83%	15.59%
Multi-Sector Bond	Lord Abbett Series Bond-Debenture VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.98%	8.33%	2.10%	4.72%
Small Cap Growth	Lord Abbett Series Developing Growth VC – Class VC2 Adviser: Lord, Abbett & Co. LLC	1.27%	14.59%	-1.17%	11.03%
Large Cap Blend	Lord Abbett Series Dividend Growth VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.00%	15.98%	12.34%	13.06%
Large Cap Blend	Lord Abbett Series Fundamental Equity VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.19%	14.29%	11.36%	9.75%
Large Cap Blend	Lord Abbett Series Growth and Income VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.93%	17.29%	13.34%	11.12%
Mid Cap Growth	Lord Abbett Series Growth Opportunities VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.15%	12.94%	3.23%	10.41%
Mid Cap Value	Lord Abbett Series Mid Cap Stock VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.15%	7.05%	10.16%	7.98%
Intermediate Term Bond	Lord Abbett Series Total Return VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.71%	7.19%	0.06%	2.27%
Inflation- Protected Bond	LVIP American Century Inflation Protection – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.76%	6.33%	0.62%	2.61%
International Equity	LVIP American Century International – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	1.20%	15.81%	1.71%	6.27%
Mid Cap Value	LVIP American Century Mid Cap Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	1.03%	8.83%	8.72%	8.96%
A-8

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Value	LVIP American Century Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.90%	15.85%	11.47%	10.07%
Large Cap Value	LVIP Avantis Large Cap Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.99%	14.56%	8.51%	10.12%
Intermediate Core Bond	LVIP JPMorgan Core Bond – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.99%	7.15%	-0.29%	1.85%
Small Cap Blend	LVIP JPMorgan Small Cap Core – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.88%	10.00%	6.13%	8.66%
Large Cap Blend	LVIP JPMorgan U.S. Equity – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	1.00%	14.26%	13.40%	14.56%
Emerging Markets	MFS® VIT Emerging Markets Equity – Service Class Adviser: Massachusetts Financial Services Company	2.14%	33.35%	4.11%	7.65%
Global Allocation	MFS® VIT Global Tactical Allocation – Service Class Adviser: Massachusetts Financial Services Company	1.13%	15.21%	4.60%	5.40%
High Yield Bond	MFS® VIT High Yield – Service Class Adviser: Massachusetts Financial Services Company	1.06%	8.47%	3.63%	5.30%
Large Cap Growth	MFS® VIT II MA Investors Growth Stock – Service Class Adviser: Massachusetts Financial Services Company	1.04%	9.61%	9.74%	13.98%
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.22%	21.75%	5.25%	7.27%
International Equity	MFS® VIT International Intrinsic Value – Service Class Adviser: Massachusetts Financial Services Company	1.16%	32.96%	7.02%	9.68%
Large Cap Blend	MFS® VIT Investors Trust – Service Class Adviser: Massachusetts Financial Services Company	1.07%	13.32%	11.06%	12.21%
Small Cap Growth	MFS® VIT New Discovery – Service Class Adviser: Massachusetts Financial Services Company	1.20%	12.56%	-0.54%	10.46%
Large Cap Blend	MFS® VIT Research – Service Class Adviser: Massachusetts Financial Services Company	1.07%	12.57%	10.87%	12.65%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.96%	10.91%	6.16%	7.36%
Intermediate Term Bond	MFS® VIT Total Return Bond – Service Class Adviser: Massachusetts Financial Services Company	0.79%	6.94%	-0.09%	2.38%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.04%	14.76%	7.38%	9.22%
A-9

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Emerging Markets Bond	Morgan Stanley VIF Emerging Markets Debt – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Limited	1.62%	15.24%	2.66%	4.46%
Emerging Markets	Morgan Stanley VIF Emerging Markets Equity – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Company	1.53%	32.90%	4.32%	7.21%
Asset Allocation/ Lifestyle	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.85%	20.00%	10.55%	10.36%
Asset Allocation/ Lifestyle	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.84%	14.82%	6.61%	7.25%
Asset Allocation/ Lifestyle	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.93%	8.82%	2.19%	3.50%
Asset Allocation/ Lifestyle	Morningstar Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.82%	17.91%	8.82%	9.05%
Asset Allocation/ Lifestyle	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.88%	11.70%	4.43%	5.46%
Multi Cap Value	NAA All Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.15%	12.87%	11.12%	10.40%
Large Cap Value	NAA Large Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.05%	14.16%	12.15%	10.88%
Large Cap Blend	NAA Large Core Series Adviser: New Age Alpha Advisors, LLC	1.16%	16.43%	13.65%	14.25%
Large Cap Growth	NAA Large Growth Series Adviser: New Age Alpha Advisors, LLC	1.17%	17.02%	13.89%	17.04%
Mid Cap Growth	NAA Mid Growth Series Adviser: New Age Alpha Advisors, LLC	1.18%	2.17%	4.48%	10.63%
Small Cap Value	NAA Small Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.29%	3.30%	8.47%	7.65%
Small Cap Growth	NAA Small Growth Series Adviser: New Age Alpha Advisors, LLC	1.42%	6.58%	2.59%	8.89%
Mid Cap Value	NAA SMid-Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.18%	7.35%	9.30%	9.97%
A-10

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Global Equity	NAA World Equity Income Series Adviser: New Age Alpha Advisors, LLC	1.18%	22.75%	11.42%	9.99%
Specialty	Neuberger Berman Quality Equity Portfolio – Class I Adviser: Neuberger Berman Investment Advisers LLC	0.87%	13.74%	12.83%	12.94%
Global Allocation	Nomura VIP Asset Strategy - Service Class Adviser: Delaware Management Company	1.04%	16.66%	7.07%	7.84%
Balanced/Asset Allocation	Nomura VIP Balanced - Service Class Adviser: Delaware Management Company	1.08%	11.79%	7.85%	8.38%
Large Cap Growth	Nomura VIP Core Equity - Service Class Adviser: Delaware Management Company	1.00%	15.30%	13.79%	13.78%
Specialty-Sector	Nomura VIP Energy - Service Class Adviser: Delaware Management Company Sub-Adviser: Van Eck Associates Corporation	1.31%	11.89%	18.61%	1.74%
Global Equity	Nomura VIP Global Growth - Service Class Adviser: Delaware Management Company	1.24%	17.93%	9.99%	10.71%
Large Cap Growth	Nomura VIP Growth - Service Class Adviser: Delaware Management Company	1.01%	8.41%	11.89%	15.40%
High Yield Bond	Nomura VIP High Income - Service Class Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.97%	7.17%	3.73%	5.56%
International Equity	Nomura VIP International Core Equity - Service Class Adviser: Delaware Management Company	1.18%	24.17%	7.83%	6.62%
Short Term Bond	Nomura VIP Limited-Term Bond - Service Class Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.87%	4.70%	1.75%	2.12%
Mid Cap Growth	Nomura VIP Mid Cap Growth - Service Class Adviser: Delaware Management Company	1.17%	1.18%	-0.08%	10.66%
Specialty-Sector	Nomura VIP Natural Resources - Service Class Adviser: Delaware Management Company Sub-Adviser: Van Eck Associates Corporation; Macquarie Investment Management Global Limited	1.29%	37.75%	15.73%	6.94%
Specialty-Sector	Nomura VIP Science and Technology - Service Class Adviser: Delaware Management Company	1.15%	33.36%	13.71%	17.20%
Small Cap Growth	Nomura VIP Small Cap Growth - Service Class Adviser: Delaware Management Company	1.21%	13.39%	2.20%	8.69%
Small Cap Blend	Nomura VIP Smid Cap Core - Service Class Adviser: Delaware Management Company	1.20%	8.39%	8.07%	9.91%
A-11

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Value	Nomura VIP Value - Service Class Adviser: Delaware Management Company	1.04%	9.41%	9.49%	8.92%
Specialty	PIMCO VIT All Asset – Advisor Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	2.32%	14.19%	5.49%	6.67%
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Advisor Class Adviser: Pacific Investment Management Company LLC	3.48%	18.85%	10.47%	6.43%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond – Advisor Class Adviser: Pacific Investment Management Company LLC	1.27%	14.86%	2.34%	4.96%
Global Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.25%	12.76%	0.07%	2.36%
Global Allocation	PIMCO VIT Global Managed Asset Allocation – Advisor Class Adviser: Pacific Investment Management Company LLC	1.51%	21.77%	6.94%	7.88%
High Yield Bond	PIMCO VIT High Yield – Advisor Class Adviser: Pacific Investment Management Company LLC	0.91%	8.85%	3.87%	5.47%
International Bond	PIMCO VIT International Bond Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.13%	10.04%	-3.37%	0.86%
Short Term Bond	PIMCO VIT Low Duration – Advisor Class Adviser: Pacific Investment Management Company LLC	0.76%	5.42%	1.47%	1.69%
Inflation- Protected Bond	PIMCO VIT Real Return – Advisor Class Adviser: Pacific Investment Management Company LLC	1.49%	7.74%	1.11%	3.11%
Short Term Bond	PIMCO VIT Short-Term – Advisor Class Adviser: Pacific Investment Management Company LLC	0.75%	4.57%	3.14%	2.65%
Intermediate Term Bond	PIMCO VIT Total Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.83%	8.78%	-0.08%	2.26%
Multi Cap Blend	Putnam VT Core Equity – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.92%	16.81%	15.96%	15.20%
Multi-Sector Bond	Putnam VT Diversified Income – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	1.05%	8.58%	1.81%	3.03%
Global Allocation	Putnam VT Global Asset Allocation – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited; The Putnam Advisory Company, LLC	1.11%	14.38%	8.39%	8.43%
A-12

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
High Yield Bond	Putnam VT High Yield – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	0.96%	8.67%	4.05%	5.70%
Intermediate Term Bond	Putnam VT Income – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	0.82%	7.25%	-1.13%	1.89%
Large Cap Growth	Putnam VT Large Cap Growth – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.87%	14.34%	13.44%	17.66%
Large Cap Value	Putnam VT Large Cap Value – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.79%	20.35%	15.38%	13.30%
Small Cap Growth	Putnam VT Small Cap Growth – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	1.17%	8.80%	6.18%	11.45%
Specialty-Sector	Rydex VIF Banking Adviser: Security Investors, LLC	1.83%	23.74%	11.69%	8.98%
Specialty-Sector	Rydex VIF Basic Materials Adviser: Security Investors, LLC	1.83%	32.89%	9.42%	11.58%
Specialty-Sector	Rydex VIF Biotechnology Adviser: Security Investors, LLC	1.84%	30.12%	3.55%	5.42%
Specialty-Sector	Rydex VIF Commodities Strategy Adviser: Security Investors, LLC	1.96%	4.89%	12.80%	4.76%
Specialty-Sector	Rydex VIF Consumer Products Adviser: Security Investors, LLC	1.84%	-3.52%	1.32%	3.80%
Specialty	Rydex VIF Dow 2x Strategy Adviser: Security Investors, LLC	1.95%	19.49%	14.77%	18.17%
Specialty-Sector	Rydex VIF Electronics Adviser: Security Investors, LLC	1.83%	41.49%	18.80%	23.66%
Specialty-Sector	Rydex VIF Energy Adviser: Security Investors, LLC	1.84%	7.51%	19.52%	4.64%
Specialty-Sector	Rydex VIF Energy Services Adviser: Security Investors, LLC	1.84%	1.74%	10.39%	-5.65%
International Equity	Rydex VIF Europe 1.25x Strategy Adviser: Security Investors, LLC	1.97%	36.46%	10.40%	7.59%
Specialty-Sector	Rydex VIF Financial Services Adviser: Security Investors, LLC	1.88%	10.76%	11.31%	9.88%
Government Bond	Rydex VIF Government Long Bond 1.2x Strategy Adviser: Security Investors, LLC	1.51%	1.67%	-13.64%	-3.35%
A-13

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Specialty-Sector	Rydex VIF Health Care Adviser: Security Investors, LLC	1.84%	14.07%	4.64%	7.44%
High Yield Bond	Rydex VIF High Yield Strategy Adviser: Security Investors, LLC	1.80%	9.87%	3.52%	4.77%
Specialty-Sector	Rydex VIF Internet Adviser: Security Investors, LLC	1.84%	18.50%	2.54%	11.93%
Specialty	Rydex VIF Inverse Dow 2x Strategy Adviser: Security Investors, LLC	1.94%	-20.69%	-18.02%	-25.05%
Specialty	Rydex VIF Inverse Government Long Bond Strategy Adviser: Security Investors, LLC	5.82%	1.85%	12.87%	1.41%
Specialty	Rydex VIF Inverse Mid-Cap Strategy Adviser: Security Investors, LLC	2.03%	-5.11%	-7.51%	-10.94%
Specialty	Rydex VIF Inverse NASDAQ-100® Strategy Adviser: Security Investors, LLC	1.98%	-16.18%	-13.53%	-17.67%
Specialty	Rydex VIF Inverse Russell 2000® Strategy Adviser: Security Investors, LLC	1.98%	-9.58%	-6.24%	-11.19%
Specialty	Rydex VIF Inverse S&P 500 Strategy Adviser: Security Investors, LLC	1.94%	-11.76%	-10.49%	-12.91%
International Equity	Rydex VIF Japan 2x Strategy Adviser: Security Investors, LLC	1.73%	51.54%	0.16%	9.51%
Specialty-Sector	Rydex VIF Leisure Adviser: Security Investors, LLC	1.84%	8.47%	2.50%	7.27%
Mid Cap Blend	Rydex VIF Mid-Cap 1.5x Strategy Adviser: Security Investors, LLC	1.92%	5.04%	8.37%	11.16%
Large Cap Growth	Rydex VIF NASDAQ-100® Adviser: Security Investors, LLC	1.83%	19.04%	13.32%	17.60%
Large Cap Growth	Rydex VIF NASDAQ-100® 2x Strategy Adviser: Security Investors, LLC	2.00%	29.24%	18.83%	29.69%
Large Cap Blend	Rydex VIF Nova Adviser: Security Investors, LLC	1.80%	20.87%	16.53%	17.73%
Specialty-Sector	Rydex VIF Precious Metals Adviser: Security Investors, LLC	1.73%	147.37%	17.52%	21.08%
Specialty-Sector	Rydex VIF Real Estate Adviser: Security Investors, LLC	1.83%	2.88%	3.02%	4.00%
Specialty-Sector	Rydex VIF Retailing Adviser: Security Investors, LLC	1.83%	10.18%	4.22%	9.18%
Small Cap Blend	Rydex VIF Russell 2000® 1.5x Strategy Adviser: Security Investors, LLC	1.99%	12.47%	3.43%	9.25%
Small Cap Blend	Rydex VIF Russell 2000® 2x Strategy Adviser: Security Investors, LLC	1.98%	12.07%	1.43%	9.07%
A-14

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Blend	Rydex VIF S&P 500 2x Strategy Adviser: Security Investors, LLC	2.00%	25.28%	19.77%	21.33%
Large Cap Growth	Rydex VIF S&P 500 Pure Growth Adviser: Security Investors, LLC	1.74%	11.75%	6.62%	10.34%
Large Cap Value	Rydex VIF S&P 500 Pure Value Adviser: Security Investors, LLC	1.74%	16.02%	12.00%	8.64%
Mid Cap Growth	Rydex VIF S&P MidCap 400 Pure Growth Adviser: Security Investors, LLC	1.74%	7.18%	4.39%	6.85%
Mid Cap Value	Rydex VIF S&P MidCap 400 Pure Value Adviser: Security Investors, LLC	1.74%	6.12%	12.00%	10.60%
Small Cap Growth	Rydex VIF S&P SmallCap 600 Pure Growth Adviser: Security Investors, LLC	1.74%	8.59%	2.89%	6.53%
Small Cap Value	Rydex VIF S&P SmallCap 600 Pure Value Adviser: Security Investors, LLC	1.74%	6.77%	12.03%	7.65%
Specialty	Rydex VIF Strengthening Dollar 2x Strategy Adviser: Security Investors, LLC	2.14%	-14.29%	6.16%	1.80%
Specialty-Sector	Rydex VIF Technology Adviser: Security Investors, LLC	1.83%	25.70%	12.27%	18.37%
Specialty-Sector	Rydex VIF Telecommunications Adviser: Security Investors, LLC	1.83%	31.13%	5.45%	6.64%
Specialty-Sector	Rydex VIF Transportation Adviser: Security Investors, LLC	1.83%	11.79%	2.32%	8.06%
Money Market	Rydex VIF U.S. Government Money Market Adviser: Security Investors, LLC	1.49%	2.84%	2.22%	1.26%
Specialty-Sector	Rydex VIF Utilities Adviser: Security Investors, LLC	1.84%	17.07%	8.56%	8.60%
Specialty	Rydex VIF Weakening Dollar 2x Strategy Adviser: Security Investors, LLC	2.14%	18.97%	-5.72%	-2.86%
Large Cap Growth	T. Rowe Price Blue Chip Growth – Class II Adviser: T. Rowe Price Associates, Inc.	1.00%	18.43%	11.41%	15.25%
Large Cap Value	T. Rowe Price Equity Income – Class II Adviser: T. Rowe Price Associates, Inc.	0.99%	14.07%	10.89%	10.24%
Specialty-Sector	T. Rowe Price Health Sciences – Class II Adviser: T. Rowe Price Associates, Inc.	1.11%	17.80%	3.86%	8.70%
Short Term Bond	T. Rowe Price Limited-Term Bond – Class II Adviser: T. Rowe Price Associates, Inc.	0.85%	5.46%	1.91%	2.09%
Emerging Markets	Templeton Emerging Markets VIP Fund – Class 2 Adviser: Templeton Asset Management Ltd Sub-Adviser: Franklin Templeton Investment Management Limited	1.37%	46.27%	5.46%	10.40%
A-15

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International Equity	Templeton Foreign VIP Fund – Class 2 Adviser: Templeton Investment Counsel, LLC	1.09%	29.19%	8.25%	5.75%
Global Bond	Templeton Global Bond VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.78%	15.73%	-0.96%	-0.15%
Global Equity	Templeton Growth VIP Fund – Class 2 Adviser: Templeton Global Advisors Limited	1.19%	23.83%	7.95%	7.04%
World Large Stock	Third Avenue Value Adviser: Third Avenue Management LLC	1.38%	34.85%	17.68%	9.66%
Balanced/Asset Allocation	TOPS® Aggressive ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.79%	18.53%	9.15%	9.99%
Balanced/Asset Allocation	TOPS® Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.79%	12.59%	5.26%	6.10%
Balanced/Asset Allocation	TOPS® Conservative ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.81%	9.76%	4.09%	4.77%
Balanced/Asset Allocation	TOPS® Managed Risk Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.01%	7.85%	-1.85%	1.85%
Balanced/Asset Allocation	TOPS® Managed Risk Moderate ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.00%	10.50%	3.15%	4.73%
Balanced/Asset Allocation	TOPS® Managed Risk Moderately Aggressive ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.00%	11.58%	5.25%	5.93%
Balanced/Asset Allocation	TOPS® Moderate ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.78%	14.87%	6.66%	7.63%
Balanced/Asset Allocation	TOPS® Moderately Aggressive ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.79%	17.74%	8.30%	9.12%
Specialty-Sector	VanEck VIP Global Gold – Class S Adviser: Van Eck Associates Corporation	1.47%	164.43%	20.00%	20.89%
Specialty-Sector	VanEck VIP Global Resources – Class S Adviser: Van Eck Associates Corporation	1.32%	36.17%	10.24%	8.06%
Balanced/Asset Allocation	Vanguard® VIF Balanced Adviser: Wellington Management Company LLP	0.20%	16.46%	9.29%	10.03%
Large Cap Growth	Vanguard® VIF Capital Growth Adviser: PRIMECAP Management Company	0.34%	28.98%	13.97%	14.96%
Asset Allocation/ Lifestyle	Vanguard® VIF Conservative Allocation Adviser: The Vanguard Group, Inc.	0.12%	12.73%	4.22%	6.14%
A-16

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Value	Vanguard® VIF Diversified Value Adviser: Hotchkis and Wiley Capital Management, LLC; Aristotle Capital Management, LLC; Harris Associates L.P.	0.28%	16.83%	13.24%	11.76%
Large Cap Value	Vanguard® VIF Equity Income Adviser: Wellington Management Company LLP; The Vanguard Group, Inc.	0.29%	16.80%	12.59%	11.52%
Large Cap Blend	Vanguard® VIF Equity Index Adviser: The Vanguard Group, Inc.	0.14%	17.70%	14.27%	14.66%
Global Bond	Vanguard® VIF Global Bond Index Adviser: The Vanguard Group, Inc.	0.13%	5.69%	-0.41%	N/A
Large Cap Growth	Vanguard® VIF Growth Adviser: Wellington Management Company LLP	0.36%	16.89%	11.36%	15.58%
High Yield Bond	Vanguard® VIF High Yield Bond Adviser: Wellington Management Company LLP; The Vanguard Group, Inc.	0.24%	9.18%	4.05%	5.62%
International Equity	Vanguard® VIF International Adviser: Baillie Gifford Overseas Ltd; Schroder Investment Management North America Inc.	0.32%	19.97%	0.62%	10.48%
Mid Cap Blend	Vanguard® VIF Mid-Cap Index Adviser: The Vanguard Group, Inc.	0.17%	11.54%	8.46%	10.77%
Asset Allocation/ Lifestyle	Vanguard® VIF Moderate Allocation Adviser: The Vanguard Group, Inc.	0.12%	16.19%	6.51%	8.14%
Specialty-Sector	Vanguard® VIF Real Estate Index Adviser: The Vanguard Group, Inc.	0.26%	3.11%	4.51%	5.08%
Short Term Bond	Vanguard® VIF Short Term Investment Grade Adviser: The Vanguard Group, Inc.	0.14%	6.85%	2.23%	2.81%
Small Cap Growth	Vanguard® VIF Small Company Growth[2] Adviser: ArrowMark Colorado Holdings, LLC	0.29%	6.11%	3.81%	9.61%
Intermediate Term Bond	Vanguard® VIF Total Bond Market Index Adviser: The Vanguard Group, Inc.	0.14%	6.94%	-0.51%	1.90%
International Equity	Vanguard® VIF Total International Stock Market Index Adviser: The Vanguard Group, Inc.	0.09%	32.04%	7.88%	N/A
Large Cap Blend	Vanguard® VIF Total Stock Market Index Adviser: The Vanguard Group, Inc.	0.13%	16.93%	12.98%	14.10%
Intermediate Term Bond	Victory Pioneer Bond VCT – Class II Adviser: Victory Capital Management Inc.	1.17%	8.88%	0.51%	2.59%
Large Cap Value	Victory Pioneer Equity Income VCT - Class II Adviser: Victory Capital Management Inc.	1.05%	11.14%	8.81%	9.11%
High Yield Bond	Victory Pioneer High Yield VCT - Class II Adviser: Victory Capital Management Inc.	1.36%	7.92%	3.95%	5.16%
A-17

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Multi-Sector Bond	Victory Pioneer Strategic Income VCT - Class II Adviser: Victory Capital Management Inc.	1.96%	10.85%	1.99%	3.64%
Specialty-Sector	Virtus Duff & Phelps Real Estate Securities Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Duff & Phelps Investment Management Co.	1.19%	0.72%	6.06%	5.95%
Small Cap Growth	Virtus KAR Small-Cap Growth Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Kayne Anderson Rudnick Investment Management LLC	1.33%	-22.62%	-5.76%	11.33%
Multi-Sector Bond	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Newfleet Asset Management	0.98%	7.58%	2.52%	4.23%
International Equity	Virtus SGA International Growth Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Sustainable Growth Advisers, LP	1.21%	9.26%	1.42%	4.10%
Balanced/Asset Allocation	Virtus Tactical Allocation Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Kayne Anderson Rudnick Investment Management, LLC	1.07%	6.79%	2.09%	7.77%
Mid Cap Growth	Voya MidCap Opportunities Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	1.47%	3.49%	4.14%	10.53%
Specialty-Sector	VY® CBRE Global Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: CBRE Investment Management Listed Real Assets, LLC	1.52%	6.35%	3.60%	3.57%
Specialty-Sector	VY® Columbia Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: Columbia Management Investment Advisers, LLC	1.40%	-0.10%	5.51%	4.64%
High Yield Bond	Western Asset Variable Global High Yield Bond – Class II Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: Western Asset Management Company, LLC; Western Asset Management Company Limited (London); Western Asset Management Company Pte. Ltd. (Singapore)	1.06%	9.95%	2.34%	5.09%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

2 This fund is no longer available for new transfers.
Optional Rider Investment Restrictions

The optional riders are not subject to investment restrictions.
A-18

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The Statement of Additional Information (SAI) contains additional information about the Contract, us, and the Separate Account, including financial statements. The SAI is dated the same date as this Prospectus and the SAI is incorporated by reference into this Prospectus. You may request a free copy of the SAI or submit inquiries about the Contract by writing the Company at its Administrative Office, P.O. Box 750497, Topeka, KS 66675-0497, by calling 1-800-888-2461 or by visiting us online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=336277504&template=fsblny.
You may also obtain reports and other information about the Separate Account on the SEC’s website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier C000049771

ELITEDESIGNS® VARIABLE ANNUITY
(for Contracts issued on or after April 18, 2011)
May 1, 2026
Variable Annuity Account A
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
Statement of Additional Information
Issued By:	Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York 121 State Street Albany, NY 12207 1-800-355-4570 www.fsbl.com	First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497

This Statement of Additional Information is not a prospectus; it should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2026, as it may be supplemented from time to time. A copy of the Prospectus may be obtained free of charge from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.
7013C (PRS)
32-70130-03 2026/05/01

1

General Information and History

The Company — The Company is a life insurance company that offers life insurance policies and annuity contracts, as well as financial and retirement services. The Company is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Separate Account — The Company established Variable Annuity Account A as a separate account under New York law on January 22, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Underwriter — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering. The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).
The Company pays commissions directly to SDL, as well as to Selling Broker-Dealers through SDL in connection with sales of the Contract. During fiscal years 2025, 2024, and 2023, the amounts paid to SDL in connection with all Contracts sold through the Separate Account were $0, $0, and $0, respectively. SDL passes through commissions it receives either to the SDL registered representatives involved in the sales process or to the Selling Broker-Dealers for their sales of the Contract, as applicable. However, the Company (or an affiliate) pays some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, compensation and benefits for SDL’s registered representatives, advertising expenses, and other expenses of distributing the Contract.
General Information — For a description of the Contract, the Company, and the Separate Account, see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Non-Principal Risks of Investing in the Contract

All non-principal risks of purchasing the Contract are disclosed in the Prospectus in their related subject matter sections.
Additional Payments to Service Providers

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2025, 2024, and 2023, the Company paid $208,986, $229,608, and $235,696, respectively, under the agreement.
Custodian

The Company acts as custodian of the Separate Account. We have custody of all assets and cash of the Separate Account and handle the collection of proceeds of shares of the Underlying Funds bought and sold by the Separate Account.
2

Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 0%, and the administration charge of 0.25%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming you owe a charge above the minimum mortality and expense risk charge and the administration charge, or if you have elected a rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net subaccount adjustment equal to:
1.
the amount of subaccount adjustment per Accumulation Unit; times
2.
the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.
the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Invesco V.I. Main Street Small Cap Fund® Subaccount and the Return of Premium Death Benefit Rider (with an annual charge of 0.35% for Contracts issued on or after February 1, 2013), the Excess Charge would be computed as follows:
Mortality and Expense Risk Charge		0.20%
Plus: Optional Rider Charge	+	0.35%
Less: Minimum Charge	-	0.00%
Excess Charge on an Annual Basis		0.55%
Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date	-	$9.975
Gross Subaccount Adjustment Per Unit		$0.025
Less: Excess Charge Per Unit	-	$0.00466
Net Subaccount Adjustment Per Unit		$0.02034
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$101.70
The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Invesco V.I. Main Street Small Cap Fund® Subaccount as follows: $0.02034 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 10.196 Accumulation Units. On the Reinvestment Date, 10.196 Accumulation Units are added to Contract Value for a total of 5,010.196 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract
3

Value on the Reinvestment Date is equal to 5,010.196 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,976.70 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.
Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of (i) $7,500 (for 2026) or (ii) 100% of the individual’s taxable compensation.
If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,100 in 2026 (indexed for inflation in future tax years).
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is at least equal to the combined contributions. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $7,500 or $8,600 if age 50 or older (for 2026) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $7,500 or $8,600 if age 50 or older (for 2026) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $72,000 (for 2026). Salary reduction contributions, if any, are subject to additional annual limits.
Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the maximum
4

mortality and expense risk charge of 0.20%; (2) the highest Return of Premium Death Benefit Rider Charge of 0.35%; and the administration charge of 0.25%.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.
Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis).
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to that Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Yields and total returns do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, performance would be lower.
Mixed and Shared Funding Conflicts

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of owners of various contracts for which the Underlying Funds serve as investment vehicles might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners, including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, and the financial statements of Variable Annuity Account A at December 31, 2025, and for each of the specified periods ended December 31, 2025 and 2024, or for portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst  & Young  LLP, 1828 Walnut Street, Suite 600, Kansas City, Missouri, 64108-1840, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, and the financial statements of Variable Annuity Account A at December 31, 2025, and for each of the specified periods ended December 31, 2025 and 2024, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.
The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
5

ELITEDESIGNS® II VARIABLE ANNUITY
May 1, 2026
Variable Annuity Account A
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
Statement of Additional Information
Issued By:	Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York 121 State Street Albany, NY 12207 1-800-355-4570 www.fsbl.com	First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497

This Statement of Additional Information is not a prospectus; it should be read in conjunction with the current Prospectus for the EliteDesigns II Variable Annuity dated May 1, 2026, as it may be supplemented from time to time. A copy of the Prospectus may be obtained free of charge from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.
7013E (COMM)
32-70130-05 2026/05/01

1

General Information and History

The Company — The Company is a life insurance company that offers life insurance policies and annuity contracts, as well as financial and retirement services. The Company is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Separate Account — The Company established Variable Annuity Account A as a separate account under New York law on January 22, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Underwriter — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering. The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).
The Company pays commissions directly to SDL, as well as to Selling Broker-Dealers through SDL in connection with sales of the Contract. During fiscal years 2025, 2024, and 2023, the amounts paid to SDL in connection with all Contracts sold through the Separate Account were $0, $0, and $0, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions it receives as principal underwriter for the Contract. However, the Company (or an affiliate) pays some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, compensation and benefits for SDL’s registered representatives, advertising expenses, and other expenses of distributing the Contract.
General Information — For a description of the Contract, the Company, and the Separate Account, see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Non-Principal Risks of Investing in the Contract

All non-principal risks of purchasing the Contract are disclosed in the Prospectus in their related subject matter sections.
Additional Payments to Service Providers

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2025, 2024, and 2023, the Company paid $208,986, $229,608, and $235,696, respectively, under the agreement.
Custodian

The Company acts as custodian of the Separate Account. We have custody of all assets and cash of the Separate Account and handle the collection of proceeds of shares of the Underlying Funds bought and sold by the Separate Account.
2

Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 1.00%, and the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount), on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming you owe a charge above the minimum mortality and expense risk charge and the administration charge, or if you have elected a rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net subaccount adjustment equal to:
1.
the amount of subaccount adjustment per Accumulation Unit; times
2.
the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.
the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Invesco V.I. Main Street Small Cap Fund® Subaccount and the Return of Premium Death Benefit Rider (with an annual charge of 0.35%), the Excess Charge would be computed as follows:
Mortality and Expense Risk Charge		1.20%
Plus: Optional Rider Charge	+	0.35%
Less: Minimum Charge	-	1.00%
Excess Charge on an Annual Basis		0.55%
Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date	-	$9.975
Gross Subaccount Adjustment Per Unit		$0.025
Less: Excess Charge Per Unit	-	$0.00466
Net Subaccount Adjustment Per Unit		$0.02034
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$101.70
The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Invesco V.I. Main Street Small Cap Fund® Subaccount as follows: $0.02034 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 10.196 Accumulation Units. On the Reinvestment Date, 10.196 Accumulation Units are added to Contract
3

Value for a total of 5,010.196 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,010.196 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,976.70 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.
Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of (i) $7,500 (for 2026) or (ii) 100% of the individual’s taxable compensation.
If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,100 in 2026 (indexed for inflation in future tax years).
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is at least equal to the combined contributions. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $7,500 or $8,600 if age 50 or older (for 2026) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $7,500 or $8,600 if age 50 or older (for 2026) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $72,000 (for 2026). Salary reduction contributions, if any, are subject to additional annual limits.
Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
4

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk charges of 1.20%; (2) the highest Return of Premium Death Benefit Rider Charge of 0.35%; and (3) the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount).
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.
Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis).
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to that Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Yields and total returns do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, performance would be lower.
Mixed and Shared Funding Conflicts

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of owners of various contracts for which the Underlying Funds serve as investment vehicles might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners, including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, and the financial statements of Variable Annuity Account A at December 31, 2025, and for each of the specified periods ended December 31, 2025 and 2024, or for portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst  & Young  LLP, 1828 Walnut Street, Suite 600, Kansas City, Missouri, 64108-1840, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, and the financial statements of Variable Annuity Account A at December 31, 2025, and for each of the specified periods ended December 31, 2025 and 2024, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.
The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
5

ELITEDESIGNS® VARIABLE ANNUITY
(for Contracts issued before April 18, 2011)
May 1, 2026
Variable Annuity Account A
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
Statement of Additional Information
Issued By:	Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York 121 State Street Albany, NY 12207 1-800-355-4570 www.fsbl.com	First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497

This Statement of Additional Information is not a prospectus; it should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2026, as it may be supplemented from time to time. A copy of the Prospectus may be obtained free of charge from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.
7013A
32-70131-01 2026/05/01

1

General Information and History

The Company — The Company is a life insurance company that offers life insurance policies and annuity contracts, as well as financial and retirement services. The Company is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Separate Account — The Company established Variable Annuity Account A as a separate account under New York law on January 22, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Underwriter — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering. The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).
The Company pays commissions directly to SDL, as well as to Selling Broker-Dealers through SDL in connection with sales of the Contract. During fiscal years 2025, 2024, and 2023, the amounts paid to SDL in connection with all Contracts sold through the Separate Account were $0, $0, and $0, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions it receives as principal underwriter for the Contract. However, the Company (or an affiliate) pays some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, compensation and benefits for SDL’s registered representatives, advertising expenses, and other expenses of distributing the Contract.
General Information — For a description of the Contract, the Company, and the Separate Account, see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Non-Principal Risks of Investing in the Contract

All non-principal risks of purchasing the Contract are disclosed in the Prospectus in their related subject matter sections.
Additional Payments to Service Providers

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2025, 2024, and 2023, the Company paid $208,986, $229,608, and $235,696, respectively, under the agreement.
Custodian

The Company acts as custodian of the Separate Account. We have custody of all assets and cash of the Separate Account and handle the collection of proceeds of shares of the Underlying Funds bought and sold by the Separate Account.
2

Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 0%, and the administration charge of 0.25%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming you owe a charge above the minimum mortality and expense risk charge and the administration charge, or if you have elected a rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net subaccount adjustment equal to:
1.
the amount of subaccount adjustment per Accumulation Unit; times
2.
the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.
the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Invesco V.I. Main Street Small Cap Fund® Subaccount and the Return of Premium Death Benefit Rider (with an annual charge of 0.35%), the Excess Charge would be computed as follows:
Mortality and Expense Risk Charge		0.20%
Plus: Optional Rider Charge	+	0.35%
Less: Minimum Charge	-	0.00%
Excess Charge on an Annual Basis		0.55%
Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date	-	$9.975
Gross Subaccount Adjustment Per Unit		$0.025
Less: Excess Charge Per Unit	-	$0.00466
Net Subaccount Adjustment Per Unit		$0.02034
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$101.70
The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Invesco V.I. Main Street Small Cap Fund® Subaccount as follows: $0.02034 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 10.196 Accumulation Units. On the Reinvestment Date, 10.196 Accumulation Units are added to Contract Value for a total of 5,010.196 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract
3

Value on the Reinvestment Date is equal to 5,010.196 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,976.70 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.
Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.
Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity to $24,500 for tax year 2026. The $24,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $8,000 can be made to a 403(b) annuity during the 2026 tax year. The $8,000 limit may be adjusted for inflation in $500 increments for future tax years. A higher catch-up contribution limit of $11,250 instead of $8,000 applies for individuals aged 60, 61, 62 and 63 in 2026.
The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the annual limit by the lesser of (a) $3,000; (b) the excess of $15,000 reduced by the sum of the additional pre-tax elective contributions and designated Roth contributions made in prior years because of this rule; or (c) $5,000 times the number of years of service for the organization, minus the total elective deferrals made for earlier years.
Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2026 is the lesser of (i) $72,000, or (ii) 100% of the employee’s annual compensation.
Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$24,500 in 2026 with a $8,000 limit on catch up contributions on or after age 50 ($11,250 instead of $8,000 for individuals aged 60, 61, 62 and 63), and a special additional limit of up to $3,000 a year (subject to a $15,000 lifetime limit) for employees who have at least 15 years of service with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $24,500 elective contribution limit makes $11,000 in contributions to a Roth 403(b) annuity contract, the individual can only make $13,500 in contributions to a traditional 403(b) contract in the same year.
Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of (i) $7,500 (for 2026) or (ii) 100% of the individual’s taxable compensation.
If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,100 in 2026 (indexed for inflation in future tax years).
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is at least equal to the combined contributions. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $7,500 or $8,600 if age 50 or older (for 2026) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $7,500 or $8,600 if age 50 or older (for 2026) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
4

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $72,000 (for 2026). Salary reduction contributions, if any, are subject to additional annual limits.
Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional rider charges of 0.70%; (2) the administration charge; and (3) the contingent deferred sales charge.
Other total return figures (referred to as “Non-Standardized Total Return”) may be quoted that do not assume a surrender and that do not reflect deduction of the contingent deferred sales charge; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge, if reflected, would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.
Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge.
Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to that Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during
5

the given time period, and should not be considered as a representation of what may be achieved in the future. Yields and total returns do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, performance would be lower.
Mixed and Shared Funding Conflicts

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of owners of various contracts for which the Underlying Funds serve as investment vehicles might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners, including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, and the financial statements of Variable Annuity Account A at December 31, 2025, and for each of the specified periods ended December 31, 2025 and 2024, or for portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst  & Young  LLP, 1828 Walnut Street, Suite 600, Kansas City, Missouri, 64108-1840, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, and the financial statements of Variable Annuity Account A at December 31, 2025, and for each of the specified periods ended December 31, 2025 and 2024, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.
The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
6

FINANCIAL STATEMENTS AND SUPPLEMENTARY

INFORMATION (STATUTORY BASIS)

First Security Benefit Life Insurance and Annuity Company of New York

Years Ended December 31, 2025 and 2024

With Reports of Independent Auditors

Years Ended December 31, 2025 and 2024

Report of Independent Auditors

The Board of Directors

First Security Benefit Life Insurance and Annuity Company of New York

Opinion

We have audited the statutory-basis financial statements of First Security Benefit Life Insurance and Annuity Company of New York (the Company), which comprise the balance sheets as of December 31, 2025 and 2024, and the related statements of operations, changes in capital and surplus and cash flow for each of the three years in the period ended December 31, 2025, and the related notes to the financial statements (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, on the basis of accounting described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

1

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services – Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services – Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

2

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young

Kansas City, Missouri

April 24, 2026

3

First Security Benefit Life Insurance and Annuity Company of New York

Balance Sheets

(Statutory Basis)

	December 31,
	2025	2024
	(In Thousands,
	Except Share Data)
Admitted assets
Investments:
Bonds	$367,245	$391,783
Common and preferred stocks	1,494	1,900
Policy loans	385	413
Cash, cash equivalents and short-term investments	26,374	17,543
Receivables for securities	379	393
Other invested assets	2,421	2,431

Total investments	398,298	414,463
Investment income due and accrued	3,727	3,911
Income tax receivable	1,543	508
Net deferred income tax asset	123	198
Receivable from reinsurers	—	785
Other assets	144	161
Separate account assets	161,957	163,557

Total admitted assets	$565,792	$583,583

Liabilities and capital and surplus
Liabilities:
Life and annuity reserves	$44,403	$53,664
Funds withheld	310,555	322,307
Other liabilities	2,445	2,694
Net transfers due from separate accounts	(267)	(478)
Asset valuation reserve	3,677	3,296
Separate account liabilities	161,957	163,557

Total liabilities	522,770	545,040
Capital and surplus:
Common stock, $10 par value:
Authorized, issued, and outstanding – 200,000 shares	2,000	2,000
Additional paid-in capital	33,600	33,600
Unassigned surplus/ (deficit)	7,422	2,943

Total capital and surplus	43,022	38,543

Total liabilities and capital and surplus	$565,792	$583,583

See accompanying notes.

4

First Security Benefit Life Insurance and Annuity Company of New York

Statements of Operations

(Statutory Basis)

	Year Ended December 31,
	2025	2024	2023
	(In Thousands)
Revenues:
Annuity considerations and deposits	$4,358	$3,926	$8,532
Net investment income	4,995	4,560	4,351
Other income	1,982	2,157	2,125

Total revenues	11,335	10,643	15,008
Benefits and expenses:
Decrease in reserves and funds for all policies	(30,034)	(25,395)	(19,491)
Surrender benefits	27,653	23,531	20,942
Annuity benefits	5,209	7,042	7,195
Commissions	430	466	480
Other insurance operating expenses and reinsurance activity	1,209	715	(213)

Total benefits and expenses	4,467	6,359	8,913

Income from operations before federal income taxes	6,868	4,284	6,095
Federal income tax (expense) benefit	(1,247)	(1,133)	(1,489)

Income from operations before net realized gains	5,621	3,151	4,606
Net realized (losses) gains, net of capital gains tax	(120)	(152)	(1,075)

Net income (loss)	$5,501	$2,999	$3,531

See accompanying notes.

5

First Security Benefit Life Insurance and Annuity Company of New York

Statements of Changes in Capital and Surplus

(Statutory Basis)

		Additional	Unassigned	Total
	Common	Paid-In	Surplus	Capital and
	Stock	Capital	(Deficit)	Surplus
	(In Thousands)
Balance at January 1, 2023	$2,000	$33,600	$(3,111)	$32,489
Net income	—	—	3,531	3,531
Change in asset valuation reserve	—	—	(593)	(593)
Change in net deferred income taxes	—	—	388	388
Change in nonadmitted assets	—	—	(407)	(407)
Change in net unrealized capital gains, net of tax	—	—	713	713

Balance at December 31, 2023	2,000	33,600	521	36,121
Net income	—	—	2,999	2,999
Change in asset valuation reserve	—	—	(522)	(522)
Change in net deferred income taxes	—	—	139	139
Change in nonadmitted assets	—	—	(196)	(196)
Change in net unrealized capital gains, net of tax	—	—	2	2

Balance at December 31, 2024	2,000	33,600	2,943	38,543
Net income	—	—	5,501	5,501
Change in asset valuation reserve	—	—	(381)	(381)
Change in net deferred income taxes	—	—	(355)	(355)
Change in nonadmitted assets	—	—	35	35
Change in net unrealized capital loss, net of tax	—	—	(321)	(321)

Balance at December 31, 2025	$2,000	$33,600	$7,422	$43,022

See accompanying notes.

6

First Security Benefit Life Insurance and Annuity Company of New York

Statements of Cash Flow

(Statutory Basis)

	Year Ended December 31,
	2025	2024	2023
	(In Thousands)
Operation activities
Revenues:
Premium and annuity considerations	$4,358	$3,926	$8,532
Net investment income	3,944	2,991	3,301
Other income	3,018	2,105	1,891
Benefits and expenses:
Benefits and surrenders	(32,477)	(30,756)	(28,360)
Net transfers from separate accounts	20,983	15,859	7,379
Commissions, expenses, and other deductions	(1,846)	(1,494)	(36)
Federal income taxes, including net tax on capital gains	(2,256)	(989)	(397)

Net cash provided (used) by operations	(4,276)	(8,358)	(7,690)
Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	136,939	142,287	121,558
Stocks	350	71	1,444
Other invested assets	—	250	—
Other proceeds	68	2,430	6,349
Cost of investments acquired:
Bonds	(111,635)	(119,125)	(103,579)
Other invested assets	—	(750)	(133)
Other applications	(28)	(1,836)	—
Net decrease (increase) in policy loans	29	(10)	(19)

Net cash provided (used) by investment activities	25,723	23,317	25,620
Financing and miscellaneous activities
Cash provided (used) by:
Change in funds withheld	(11,752)	(13,925)	(16,187)
Other cash (used) provided	(864)	442	215

Net cash provided (used) by financing and miscellaneous activities	(12,616)	(13,483)	(15,972)

Increase (decrease) in cash, cash equivalents and short-term investments	8,831	1,476	1,958
Cash, cash equivalents and short-term investments at beginning of year	17,543	16,067	14,109

Cash, cash equivalents and short-term investments at end of year	$26,374	$17,543	$16,067

Supplemental disclosure of non-cash information
The Company reflects paid in-kind interest	$209	$175	$126

See accompanying notes.

7

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements

(Statutory Basis)

December 31, 2025

1. Significant Accounting Policies

Organization

First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in the States of New York and Kansas and was organized to offer insurance products in the State of New York. The Company’s business activities are concentrated in the sale of variable annuity products, which are supported by separate account assets and fixed annuity products. The Company is owned entirely by SBL Holdings, Inc. (SBLH), a holding company domiciled in the State of Kansas.

Basis of Presentation

The financial statements of the Company are presented in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services – Insurance Division (the Department).

The Department recognizes only statutory accounting practices prescribed or permitted by the State of New York in determining and reporting the financial condition and results of operations of an insurance company for purposes of determining its solvency under the New York Insurance Law.

The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of New York.

Statutory accounting practices differ from U.S. generally accepted accounting principles (GAAP). The more significant variances from GAAP are as follows:

8

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

1. Significant Accounting Policies (continued)

Investments

Investments in bonds, which is comprised of issuer credit obligations (ICO) and asset-backed securities (ABS), and redeemable preferred stocks are carried at amortized cost or market value based on the NAIC designation. Common stock is carried at market value with changes in market value charged directly to surplus. Under GAAP, equity investments with determinable fair value (except those under equity method of accounting or that require consolidation) are carried at fair value with changes in fair value recorded in earnings. GAAP requires that debt securities be classified as held to maturity, trading, or available for sale. Under GAAP, debt securities classified as held to maturity are carried at cost or amortized cost, and debt securities classified as trading or available for sale are carried at fair value with unrealized holding gains and losses reported in income for those debt securities classified as trading or as a separate component of stockholder’s equity for those debt securities classified as available for sale. Credit impairments are recognized in earnings with the establishment of an allowance. For statutory purposes, bonds and redeemable preferred stocks that are other-than-temporarily impaired are written down to fair value.

For statutory purposes, asset-backed securities are adjusted for the effects of defaults, loss severity of defaulted collateral, changes in prepayment assumptions, and other factors that may affect the Company’s estimate of the timing and amount of cash flows expected to be collected. These factors may result in an other-than-temporary impairment (OTTI) and/or a change in the accretable yield recognized using either the retrospective or prospective methods. For GAAP purposes, a decrease in cash flows expected to be collected may result in the recognition of an impairment related to credit losses, which is recorded as an allowance for credit losses, limited by the amount that fair value is less than the security’s amortized cost basis. Changes in the allowance shall be recorded in the period of the change as credit loss expense (or reversal of credit loss expense). For statutory purposes, asset-backed securities that are other-than-temporarily impaired are written down to the present value of discounted estimated future cash flows.

9

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

1. Significant Accounting Policies (continued)

Valuation Reserve Liabilities

As prescribed by the NAIC, the asset valuation reserve (AVR) is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of fixed maturity securities, equity securities, mortgage loans, real estate, and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. AVR is not recognized under GAAP.

As also prescribed by the NAIC, the Company reports an interest maintenance reserve (IMR) that represents the net accumulated unamortized realized capital gains and losses attributable to changes in the general level of interest rates on sales of fixed maturity investments, principally bonds. Such gains or losses, net of tax, are amortized into income using the grouped method, with groupings in five year bands based on the expected maturity of the investment sold, with the exception of investments with one calendar year to expected maturity, which are grouped separately from those with two to five calendar years to expected maturity. IMR is not recognized under GAAP.

10

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

1. Significant Accounting Policies (continued)

Related Parties Transactions

Gains on certain economic transactions with related parties, defined as arm’s-length transactions, resulting in the transfer of risks and rewards of ownership and considered permanent, are recognized under SAP rather than deferred until the assets are sold to third parties as required under GAAP.

Policy Acquisition Costs and Value of Business Acquired

The costs of successfully acquiring new business are expensed when incurred, rather than being deferred and amortized as required under GAAP. Expense allowances received or paid in connection with reinsurance are recognized as income or expense when due, rather than deferred and amortized as required under GAAP. For GAAP purposes, the value of business acquired is amortized in a similar manner to the amortization of deferred policy acquisition costs. Under GAAP (as amended by ASU 2018-12, Long-Duration Targeted Improvements (“LDTI”)), deferred acquisition costs and deferred sales inducement costs related to long-duration contracts are amortized on a constant-level basis over the expected term of the related contracts and are written off upon unexpected contract termination. No amounts are recognized for statutory accounting purposes.

Nonadmitted Assets

For statutory accounting purposes, certain assets designated as nonadmitted (principally furniture, equipment, leasehold improvements, intangible assets, prepaid expenses, certain deferred income tax assets, and miscellaneous receivables over 90 days old) are excluded from the balance sheets and charged directly to unassigned surplus. Under GAAP, such assets are included on the balance sheets to the extent those assets are not impaired.

11

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

1. Significant Accounting Policies (continued)

Premiums and Benefits

Revenues for life and annuity policies with mortality or morbidity risk consist of the entire premium received, and benefits incurred represent the total of benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting and credited directly to an appropriate policy reserve account without recognizing premium income. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue. Also under GAAP, benefits incurred represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policy Reserves

Reserves are based on statutory mortality, morbidity, and interest requirements, with consideration of future withdrawals. All annuity reserves are calculated on the prescribed reserve basis, which partially offsets the effect of immediately charging policy acquisition costs for commissions to expense. Under GAAP, annuity reserves are carried at account value plus reserves associated with guarantees provided by the Company to the contract holders.

Reinsurance

The Company reports reinsurance receivables and prepaid reinsurance premiums as reductions of policy and contract liabilities rather than reporting such amounts as assets as required under GAAP.

12

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

1. Significant Accounting Policies (continued)

Funds Withheld

The Company maintains a funds withheld reinsurance liability equal to the statutory carrying value of the assets segregated to support certain reinsurance agreements. For GAAP purposes, the funds withheld reinsurance liability contains an embedded derivative that is bifurcated and fair valued based on the change in the fair value of the underlying segregated assets.

Separate Accounts

For statutory accounting purposes, separate account surplus is created through the use of the Commissioners’ Annuity Reserve Valuation Method and is reported as an unsettled transfer from the separate account to the general account.

Deferred Income Taxes

For statutory accounting purposes, deferred income tax assets are limited to (1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent three calendar years; plus (2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the balance sheet date or 15% of surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software, and any net positive goodwill; plus (3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities (DTLs). The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state income taxes.

Under GAAP, state income taxes are included in the computation of deferred income taxes, a deferred tax asset (DTA) is recorded for the amount of gross DTAs expected to be realized in future years, and a valuation allowance is established for DTAs that are not realizable.

13

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

1. Significant Accounting Policies (continued)

Embedded Derivatives

Embedded derivatives for statutory accounting are not bifurcated from the host instrument, whereas GAAP accounting requires the embedded derivative to be bifurcated from, accounted for, and reported separately from the host instrument if it is not clearly and closely related to the economic characteristics of the host instrument.

Goodwill

Goodwill, for GAAP purposes, is recognized as the excess of the purchase price over the fair value of identifiable net assets acquired. Goodwill is not amortized, but is reviewed annually for indications of impairment. Statutory accounting does not allow recognition of goodwill resulting from a change of control.

Cash, Cash Equivalents and Short-Term Investments

The statutory-basis statements of cash flow reconcile to the changes in cash, cash equivalents and short-term investments with original maturities of one year or less. Under GAAP, the statements of cash flow reconcile to changes in cash and cash equivalents, whereby cash equivalents are financial instruments with an original maturity period of 90 days or less.

Other significant accounting policies include the following:

Investments

Investments are valued as prescribed by the NAIC. Bonds with NAIC designations of 1 to 5 are reported principally at cost, adjusted for amortization of premiums and accrual of discounts using the effective interest method. Bonds with an NAIC designation of 6 are reported at the lower of amortized cost or fair value. For asset-backed securities, defaults, loss severity of defaulted collateral, and anticipated prepayments are considered using market consensus prepayment speeds

14

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

1. Significant Accounting Policies (continued)

when estimating the amount and timing of cash flows expected to be collected. Favorable or adverse changes in these expectations may result in changes in accretable yield, which is recognized as interest income using the retrospective or prospective methods. Redeemable preferred stocks with NAIC designations 1 to 3 are valued at amortized cost. All other redeemable preferred stocks (NAIC designations 4 to 6) are reported at the lower of amortized cost or fair value. All perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price.

Realized capital gains and losses on sales of investments are determined using the specific identification method.

For any decline in the market value of an investment that is determined to be other than temporary, the amortized cost basis of the investment is written down to the estimated fair value as of the date of the determination, except for asset-backed securities where the investment is written down to its discounted expected future cash flows, and the amount of the write-down is accounted for as a realized loss.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Policy loans are stated at the aggregate unpaid balance.

The operations of the Company are subject to the risk of interest rate fluctuations to the extent that there is a difference between the amount of the Company’s interest-earning assets and interest-bearing liabilities that reprice or mature in specified periods. The Company engages in asset-liability management intended to generate an acceptable level of return relative to the levels of interest rate risk, liquidity risk and other forms of risk that exist within the Company.

15

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

1. Significant Accounting Policies (continued)

Reserves for Annuity Policies

The reserves for annuity policies are developed by actuarial methods. Annuity reserves are computed using assumptions and valuation methods that will provide, in the aggregate, reserves that are greater than the minimum valuation required by law and greater than the guaranteed policy cash values.

Recognition of Revenues

Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest contracts, are recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest contracts are recorded as deposits, with revenues consisting of policy charges for the cost of insurance, policy administrative charges, and surrender charges against account balances during the period.

Dividends and interest income, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in fixed maturity securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield. For high credit quality securities, the retrospective method is used when there is a change in estimated future cash flows. The prospective method is used for other securities.

16

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

1. Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Separate Accounts

The separate accounts are established in conformity with New York insurance laws and are not chargeable with liabilities arising out of any other business of the Company. Premiums designated for investment in the separate accounts are included in revenues with corresponding liability increases included in benefits. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings held primarily for the benefit of contract holders, are shown as separate captions in the balance sheets. Assets held in the separate accounts are carried at quoted market values or, where quoted market values are not available, at fair market value. The Company receives administrative and risk fees relating to amounts invested in the separate accounts.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant estimates and assumptions include the valuation of investments, determination of other-than-temporary impairments (OTTIs) of investments, calculation of liabilities for future policy benefits, the calculation of income taxes, and the recognition of DTAs and DTLs. Actual results could differ from those estimates.

17

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

1. Significant Accounting Policies (continued)

Reclassifications

Prior period amounts within the Statements of Cash Flow have been reclassified to conform to current period presentation. Non-cash paid-in-kind interest previously reported within Net investment income and Cost of investments acquired sections were eliminated and reported in the Supplemental disclosure of non-cash information section. The reclassification had no effect on the previously reported year-end amounts for cash, cash equivalents and short-term investments.

Accounting Changes

Effective January 1, 2025, the Company adopted the amendments to SSAP No. 26, Bonds (“SSAP No. 26”) and SSAP No. 43, Assets-Backed Securities (“SSAP No. 43”) to reflect the accounting and reporting changes of the NAIC’s Principles Based Bond Definition (“PBBD”). As a result of these adoptions, investments must qualify as either an ICO or an ABS based on their substance to be reported as long term bonds on Schedule D of the Statutory Annual Statement.

Effective January 1, 2025, the Company also adopted revisions to SSAP No. 21, Other Admitted Assets to reflect accounting and reporting guidance for investments that do not meet the requirements of the PBBD, and for residual interests. These adoptions did not result in a material change to the classification of bonds and had no impact to the Company’s net income or capital and surplus.

18

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

2. Investments

The carrying value, gross unrealized gains and losses, and fair value of investments in bonds and preferred stocks at December 31, 2025 and 2024 are summarized as follows:

19

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

2. Investments (continued)

	December 31, 2025
	Carrying Amount	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
	(In Thousands)
Issuer credit obligations:
U.S. government obligations	$423	$10	$—	$433
Other U.S. government obligations	6,416	1	(338)	6,079
Non-U.S. sovereign jurisdiction securities	584	—	(35)	549
Municipal bonds - general obligations (direct & guaranteed)	9,695	409	(47)	10,057
Municipal bonds - special revenue	12,050	157	(1,044)	11,163
Project finance bonds issued by operating entities	790	21	(5)	806
Corporate bonds	181,385	5,768	(4,274)	182,879
Single entity backed obligations	1,710	10	(32)	1,688
Bonds issued by funds representing operating entities	4,036	20	(11)	4,045
Bank loans - acquired	2,329	27	(88)	2,268
Mortgage loans that qualify as SVO-Identified credit tenant loans	475	—	(26)	449
Other issuer credit obligations	415	—	(27)	388

Total issuer credit obligations	220,308	6,423	(5,927)	220,804
Asset-backed securities:
Financial asset-backed securities - self -liquidating	112,903	1,123	(2,184)	111,842
Financial asset-backed securities - not self -liquidating	93	—	—	93
Non-financial asset-backed securities	33,941	482	(908)	33,515

Total asset-backed securities	146,937	1,605	(3,092)	145,450

Total Bonds	$367,245	$8,028	$(9,019)	$366,254

Preferred stocks:
Consumer	$1,168	$—	$—	$1,168
Financial	325	—	—	325

Total preferred stocks	$1,493	$—	$—	$1,493

20

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

2. Investments (continued)

	December 31, 2024
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Amount	Gains	(Losses)	Value
	(In Thousands)
Bonds:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$422	$—	$—	$422
Obligations of government-sponsored enterprises	39,820	44	(1,163)	38,701
Corporate	188,758	2,310	(7,725)	183,343
Obligations of foreign governments	—	—	—	—
Municipal governments	13,492	342	(658)	13,176
Commercial mortgage-backed	25,246	102	(1,494)	23,854
Residential mortgage-backed	30,687	252	(1,264)	29,675
Collateralized loan obligations	46,676	204	(494)	46,386
Other asset backed	46,682	459	(1,439)	45,702

Total bonds	$391,783	$3,713	$(14,237)	$381,259

Preferred stocks:
Consumer	$1,210	$—	$—	$1,210
Financial	690	—	—	690

Total preferred stocks	$1,900	$—	$—	$1,900

The carrying amount and fair value of bonds at December 31, 2025, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

21

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

2. Investments (continued)

	Carrying	Fair
	Amount	Value
	(In Thousands)
Maturity - ICOs:
Due in one year or less	$2,316	$2,333
Due after one year through five years	49,228	50,050
Due after five years through ten years	98,515	101,692
Due after ten years through twenty years	27,285	26,493
Due after twenty years	42,964	40,236

Total ICO	220,308	220,804
Maturity - ABS:
Due in one year or less	—	—
Due after one year through five years	3,477	3,549
Due after five years through ten years	10,568	10,458
Due after ten years through twenty years	51,921	51,760
Due after twenty years	80,971	79,683

Total ABS	146,937	145,450

Total ICO/ABS	$367,245	$366,254

22

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

2. Investments (continued)

For bonds with unrealized losses as of December 31, 2025 and 2024, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

	December 31, 2025
	Greater Than or Equal
	Less Than 12 Months		to 12 Months		Total
	Fair Value	Gross Unrealized (Losses)	Fair Value	Gross Unrealized (Losses)	Fair Value	Gross Unrealized (Losses)
	(In Thousands)
Bonds:
Issuer credit obligations	$8,024	$(94)	$45,530	$(5,833)	$53,554	$(5,927)
Asset-backed securities	18,025	(73)	35,796	(3,019)	53,821	(3,092)

Total bonds	$26,049	$(167)	$81,326	$(8,852)	$107,375	$(9,019)

Number of securities investment grade with unrealized losses		44		241		285
Percent investment grade
(NAIC investment grade 1 and 2)		90%		94%		93%
Number of securities below investment grade with unrealized losses		5		16		21
Percent below investment grade
(NAIC below investment grade 3 and below)		10%		6%		7%

23

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

2. Investments (continued)

	December 31, 2024
	Greater Than or Equal
	Less Than 12 Months		to 12 Months		Total
	Fair Value	Gross Unrealized (Losses)	Fair Value	Gross Unrealized (Losses)	Fair Value	Gross Unrealized (Losses)
	(In Thousands)
Bonds:
Obligations of government-sponsored enterprises	28,778	(491)	4,182	(672)	32,960	(1,163)
Corporate	52,092	(1,043)	44,581	(6,682)	96,673	(7,725)
Obligation of foreign governments	—	—	—	—	—	—
Municipal governments	3,715	(80)	3,142	(578)	6,857	(658)
Commercial mortgage-backed	3,532	(21)	14,499	(1,473)	18,031	(1,494)
Residential mortgage-backed	4,751	(46)	8,764	(1,218)	13,515	(1,264)
Collateralized loan obligation	1,096	(3)	14,634	(491)	15,730	(494)
Other asset backed	6,031	(38)	19,850	(1,401)	25,881	(1,439)

Total bonds	$99,995	$(1,722)	$109,652	$(12,515)	$209,647	$(14,237)

Number of securities investment grade with unrealized losses		179		301		480
Percent investment grade
(NAIC investment grade 1 and 2)		97%		93%		94%
Number of securities below investment grade with unrealized losses		6		23		29
Percent below investment grade
(NAIC below investment grade 3 and below)		3%		7%		6%

The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired. At present, the Company cannot ascertain the duration of the current market conditions and the resulting impact on such positions, but believes these losses to be temporary.

24

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

2. Investments (continued)

The Company closely monitors those securities where impairment concerns may exist. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. This process involves monitoring market events that could affect issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. To the extent that the Company determines that a security is other-than-temporarily impaired, the difference between amortized cost and fair value, or for asset-backed securities, the difference between amortized cost and discounted expected future cash flows, is charged to earnings.

The Company recognized no OTTI during 2025 and 2024, on securities within the scope of SSAP No. 43R, as a result of the intent to sell or inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis of the security.

The Company recognized no OTTI during 2025 and 2024, where the present value of cash flows expected to be collected is less than the amortized cost basis of the security.

Asset-backed securities (those whose fair value is less than cost or amortized cost) currently held by the Company, for which an OTTI has not been recognized in earnings as a realized loss, aggregated by length of time that the individual securities have been in a continuous unrealized loss position, are as follows:

25

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

2. Investments (continued)

	December 31, 2025
	Unrealized	Fair
	(Loss)	Value
	(In Thousands)
Continuous unrealized loss for less than 12 months	$(73)	$18,025
Continuous unrealized loss for greater than or equal to 12 months	(2,888)	34,512

Major categories of net investment income for the years ended December 31, 2025, 2024, and 2023, are summarized as follows:

	2025	2024	2023
	(In Thousands)
Interest on bonds	$22,874	$23,200	$22,344
Dividends on equity securities	120	132	173
Other	216	173	160

Total investment income	23,210	23,505	22,677
Less:
Investment expenses	(186)	(274)	(251)
Ceded to reinsurer	(18,029)	(18,671)	(18,075)

Net investment income	$4,995	$4,560	$4,351

26

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

2. Investments (continued)

General account investment income recognized as a result of a prepayment penalties and/or acceleration fees for the years ended December 31, 2025 and 2024 is $0.0 million and $0.1 million, respectively, impacting 56 and 42 securities, respectively.

There was no separate account investment income recognized as a result of prepayment penalties and/or acceleration for the years ended December 31, 2025 and 2024.

The Company excludes due and accrued income from surplus by nonadmitting if it is over 90 days past due with the exception of mortgage loan investment income which is nonadmitted after 180 days or if the underlying loan is in the process of foreclosure. The Company did not have any nonadmitted investment income as of December 31, 2025. Gross and admitted interest income due and accrued was $3.7 million as of December 31, 2025. The Company did not have any aggregate deferred interest as of December 31, 2025. The Company had $0.5 million paid-in-kind interest included in the principal balance of securities as of December 31, 2025.

Proceeds from sales of bonds and equity securities and related realized gains and losses for the years ended December 31, 2025, 2024, and 2023, are as follows:

	2025	2024	2023
	(In Thousands)
Proceeds from sales	$23,818	$60,567	$72,664
Gross realized gains	458	448	304
Gross realized losses	(576)	(3,690)	(4,650)

27

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

2. Investments (continued)

Realized gains (losses) net of amounts transferred to the interest maintenance reserve, net of applicable taxes, for the years ended December 31, 2025, 2024, and 2023, consist of the following:

	2025	2024	2023
	(In Thousands)
Bonds	$(107)	$(3,216)	$(3,139)
Equity securities	(11)	(26)	(1,207)

Total realized gains (losses)	(118)	(3,242)	(4,346)
Income tax (expense) benefit	26	661	705
Transferred to the interest maintenance reserve, net of tax	(28)	2,429	2,566

Net realized (losses) gains	$(120)	$(152)	$(1,075)

Restricted assets, including pledged assets at December 31, 2025, consist of the following:

	Total General Account (GA)	Total From Prior Year	Increase/ (Decrease)	Total Current- Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	(In Thousands)
On deposit with states	$423	$422	$1	$423	0.1%	0.1%
Pledged as collateral not captured in other categories	587	556	31	587	0.1%	0.1%

Total restricted assets	$1,010	$978	$32	$1,010	0.2%	0.2%

There were no restricted assets related to the separate account.

The assets pledged as collateral were cash and bonds related to reinsurance agreements.

28

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

3. Separate Account Transactions

The Company’s separate accounts are established in conformity with New York Insurance Law Section 4240. Under applicable insurance law, the assets and liabilities of the separate accounts are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the separate account assets applicable to variable annuity contracts held in the separate accounts are not chargeable with liabilities arising out of any other business the Company may conduct.

The Company has separate accounts considered legally insulated from the general account of $162.0 million and $163.6 million as of December 31, 2025 and 2024, respectively.

The separate accounts held by the Company relate primarily to individual variable annuity contracts of a non-guaranteed return nature. The assets and liabilities of these separate accounts are carried at market value. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The variable annuity contracts generally provide an incidental death benefit, and some contracts may have a guaranteed minimum living benefit. The minimum death benefit and living benefit reserves are recorded in the Company’s general account.

Benefit payments by the general account for those guaranteed liabilities of the separate account for the last five years are as follows (in thousands):

2025	$8
2024	6
2023	28
2022	28
2021	12

29

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

3. Separate Account Transactions (continued)

To compensate the general account for the risks taken, the separate account for the last five years paid risk charges to the general account of (in thousands):

2025	$87
2024	93
2023	66
2022	73
2021	89

Information regarding the separate accounts by risk-based capital (RBC) groupings is as follows:

	December 31,
	2025	2024
	Non-Guaranteed Separate Accounts
	(In Thousands)
Premium	$3,205	$3,860

Reserves for accounts with assets at:
Fair value	$161,699	$163,031
Amortized cost	—	—

Total	$161,699	$163,031

Reserves for accounts by withdrawal characteristics:
Discretionary withdrawal at fair value	$160,187	$161,555
Not subject to discretionary withdrawal	1,512	1,476

Total	$161,699	$163,031

There were no non-indexed guarantee separate accounts less than, equal or greater than 4%.

30

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

3. Separate Account Transactions (continued)

A reconciliation of the summary of operations of the Company’s separate accounts to the net transfers as recorded in the general account is as follows for the years ended December 31:

	2025	2024	2023
	(In Thousands)
Transfers as reported in the separate accounts:
Transfers to separate accounts	$3,205	$3,860	$8,357
Transfers from separate accounts	(23,748)	(19,181)	(15,139)

Net transfers as reported in the separate accounts	(20,543)	(15,321)	(6,782)
Reconciling adjustments:
Fee withdrawals	(288)	(358)	(340)
Other	59	59	(30)

Net transfers as reported in the general account as a decrease in reserves and funds for all policies on the statements of operations	$(20,772)	$(15,620)	$(7,152)

Certain administrative, distribution, actuarial, and accounting functions of the Company are handled by the Company’s affiliated parties. During the years ended December 31, 2025, 2024, and 2023, the Company paid a total of $0.5 million, $0.7 million, and $0.7 million, respectively, for these services, which are included in other insurance operating expenses in the statements of operations.

The Company had receivables from its parent and related parties in the amount of $0.1 million and $0.0 million at December 31, 2025 and 2024, respectively. The Company had payables in the amounts of $0.2 million and $0.2 million in the balance sheets at December 31, 2025 and 2024, respectively, for normal business transactions that are settled on a current basis.

The Company holds investments, either directly or indirectly, in certain securitizations in which affiliated parties act as collateral managers. The repayment of these investments is dependent upon the performance of the borrowers of the underlying assets held by the securitization vehicle. The borrowers are not affiliated with the Company and the Company does not have recourse to the affiliated collateral manager in the case of non-performance of the unaffiliated borrower. The total carrying value of these investments was $10.8 million and $25.8 million as-of December 31, 2025 and 2024, respectively.

31

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

4. Related-Party Transactions

5. Reinsurance

The Company cedes reinsurance with other companies to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks, and provide additional capacity for growth.

Principal reinsurance ceded amounts are summarized as follows for the years ended December 31:

	2025	2024	2023
	(In Thousands)
Reinsurance ceded:
Premiums	$6,205	$9,855	$9,784

Commissions	$257	$120	$467

Claims	$—	$20	$4

Surrenders	$27,344	$31,853	$33,771

In the accompanying financial statements, premiums, benefits, settlement expenses, and policy liabilities and accruals are reported net of reinsurance ceded. Accordingly, policy reserves have been shown net of reinsurance credits of $308.9 million and $321.4 million at December 31, 2025 and 2024, respectively.

The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers, and requires collateralization of balances where allowable by contract.

As of December 31, 2025 and 2024, ceded reserves collateralized by the value of the Company’s funds withheld under an indemnity retrocession agreement with a third party reinsurer were $310.6 million and $322.3 million, respectively. These amounts are included in the funds withheld liability on the balance sheets.

32

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

5. Reinsurance (continued)

The Company’s living benefit riders were reinsured 100% with Security Benefit Life Insurance Company (SBLIC), an affiliate. The Company recaptured this business as of September 30, 2024.

6. Insurance Liabilities

The Company’s guaranteed minimum death benefit (GMDB) reserves are calculated following the assumptions and methodologies prescribed by NY Insurance Regulation 213. The following is a summary of the account values and net amount at risk for variable annuity contracts with GMDB invested in the general account as of December 31:

	2025			2024
	Account Value	Net Amount at Risk	Weighted- Average Attained Age	Account Value	Net Amount at Risk	Weighted- Average Attained Age
	(Dollars in Thousands)
Return of premium	$57,527	$52	66	$65,583	$116	65
Step-up	60,576	430	72	59,706	577	71

Total GMDB	$118,103	$482	69	$125,289	$693	68

The Company previously offered guaranteed living benefits associated with variable annuity contracts, such as guaranteed minimum income benefits (GMIBs) and guaranteed minimum withdrawal benefits (GMWBs). The Company holds reserves for the guaranteed living benefits equal to the guaranteed living benefit reserve calculated following the assumptions and methodologies prescribed by NY Regulation 213.

33

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

6. Insurance Liabilities (continued)

The Company is included in a consolidated Non-Life/Life federal income tax return filed by Eldridge Wealth Solutions (EWS), f/k/a Security Benefit Corporation. Under the Company’s tax sharing agreement, federal income taxes are allocated to the Company as if it filed a separate return. The Internal Revenue Service is currently examining the Company’s federal tax returns for tax years 2018 through 2019. There are no proposed adjustments. The Company is no longer subject to U.S. federal examinations by tax authorities for years before 2018. The Company is no longer under any state examinations currently.

The provision for income taxes includes current federal income tax expense or benefit. Deferred income taxes due to temporary differences between the financial reporting and income tax bases of assets and liabilities are reflected as a change to capital and surplus, subject to limitations. Such deferred taxes relate principally to reserves and deferred policy acquisition costs.

The application of SSAP No. 101, Income Taxes, requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the DTAs and DTLs (2) whether they are ordinary or capital; (3) the timing of their reversal; (4) taxable income in prior carry back years as well as projected taxable earnings exclusive of

34

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

7. Income Taxes (continued)

reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although the realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized. The Company has not recorded a valuation allowance as of December 31, 2025 and 2024.

The Company is subject to Corporate Alternative Minimum Tax (“CAMT”) due to being a member of a controlled group meeting the defined thresholds. This provision had no impact on the results of operations for years ended December 31, 2025 and 2024.

H.R.1, also referred to as the “One Big Beautiful Bill Act” (the “Tax Act of 2025”) was enacted into law on July 4, 2025. The Tax Act of 2025 does not have a material impact on the Company’s effective tax rate or deferred tax position.

The Company recorded net deferred tax assets of $0.1 million and $0.2 million as of December 31, 2025 and 2024, respectively. The main components of the DTAs are as follows:

	December 31, 2025
	Ordinary	Capital	Total
	(In Thousands)
Current Period:
a. Gross deferred tax assets	$2,020	$381	$2,401
b. Statutory valuation allowance	—	—	—

c. Adjusted gross deferred tax asset (a-b)	2,020	381	2,401
d. Deferred tax assets nonadmitted	1,474	372	1,846

e. Subtotal - net deferred tax asset (c-d)	546	9	555
f. Deferred tax liabilities	423	9	432

g. Net admitted deferred tax assets (e-f)	$123	$—	$123

35

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

7. Income Taxes (continued)

	December 31, 2024
	Ordinary	Capital	Total
	(In Thousands)
Prior Period:
a. Gross deferred tax assets	$2,415	$353	$2,768
b. Statutory valuation allowance	—	—	—

c. Adjusted gross deferred tax asset (a-b)	2,415	353	2,768
d. Deferred tax assets nonadmitted	1,798	242	2,040

e. Subtotal - net deferred tax asset (c-d)	617	111	728
f. Deferred tax liabilities	530	—	530

g. Net admitted deferred tax assets (e-f)	$87	$111	$198

	Changes between December 31, 2025 and 2024
	Ordinary	Capital	Total
	(In Thousands)
Change in Period:
a. Gross deferred tax assets	$(395)	$28	$(367)
b. Statutory valuation allowance	—	—	—

c. Adjusted gross deferred tax asset (a-b)	(395)	28	(367)
d. Deferred tax assets nonadmitted	(324)	130	(194)

e. Subtotal—net deferred tax asset (c-d)	(71)	(102)	(173)
f. Deferred tax liabilities	(107)	9	(98)

g. Net admitted deferred tax assets (e-f)	$36	$(111)	$(75)

36

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

7. Income Taxes (continued)

The Company has the necessary RBC levels to admit the increased amount of DTAs under SSAP No. 101 and an election has been made to do so. Such election has not changed from prior year. The amount of each component of the calculation by character is as follows:

	December 31, 2025
	Ordinary	Capital	Total
	(In Thousands)
Current Period:
a. Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
b. Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a) above) after application of the threshold limitation	123	—	123
1. Adjusted gross DTAs expected to be realized following the balance sheet date	123	—	123
2. Adjusted gross DTAs allowed per limitation threshold	xxxx	xxxx	6,435
c. Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross DTLs	423	9	432

d. DTAs admitted as a result of SSAP No. 101	$546	$9	$555

	December 31, 2024
	Ordinary	Capital	Total
	(In Thousands)
Prior Period:
a. Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
b. Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a) above) after application of the threshold limitation	87	111	198
1. Adjusted gross DTAs expected to be realized following the balance sheet date	87	111	198
2. Adjusted gross DTAs allowed per limitation threshold	xxxx	xxxx	5,752
c. Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross DTLs	530	—	530

d. DTAs admitted as a result of SSAP No. 101	$617	$111	$728

37

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

7. Income Taxes (continued)

	Changes between December 31, 2025 and 2024
	Ordinary	Capital	Total
	(In Thousands)
Change in period:
a. Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
b. Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a) above) after application of the threshold limitation	36	(111)	(75)
1. Adjusted gross DTAs expected to be realized following the balance sheet date	36	(111)	(75)
2. Adjusted gross DTAs allowed per limitation threshold	xxxx	xxxx	683
c. Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross DTLs	(107)	9	(98)

d. DTAs admitted as a result of SSAP No. 101	$(71)	$(102)	$(173)

	December 31,
	2025	2024
	(In Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	3,388%	2,772%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$42,899	$38,346

The Company has no DTLs that have not been recognized.

The Company’s tax planning strategies do not include the use of reinsurance.

38

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

7. Income Taxes (continued)

The impact of tax planning strategies is as follows:

	December 31, 2025
	Ordinary	Capital	Total
Current Period:
a. Adjusted gross DTAs (% of total adjusted gross DTAs)	0.00%	0.00%	0.00%
b. Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	0.00%	0.00%	0.00%

	December 31, 2024
	Ordinary	Capital	Total
Prior Period:
a. Adjusted gross DTAs (% of total adjusted gross DTAs)	0.00%	31.20%	4.00%
b. Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	0.00%	99.60%	15.10%

	Change Between December 31, 2025 and 2024
	Ordinary	Capital	Total
Change in Period:
a. Adjusted gross DTAs (% of total adjusted gross DTAs)	0.00%	(31.20)%	(4.00)%
b. Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	0.00%	(99.60)%	(15.10)%

39

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

7. Income Taxes (continued)

Current income taxes incurred and deferred income taxes consist of the following major components as of December 31:

	2025	2024	Change
	(In Thousands)
1. Current income tax:
a. Federal	$1,247	$1,133	$114
b. Federal income tax on capital gains	(26)	(661)	635
c. Other	—	—	—

d. Federal income taxes incurred	$1,221	$472	$749

	2025	2024	Change
	(In Thousands)
2. Deferred tax assets:
a. Ordinary:
1. Policyholder reserves	$1,854	$2,275	$(421)
2. Investments	—	—	—
3. Deferred acquisition costs	105	114	(9)
4. Other (incl. items < 5% ordinary tax assets)	61	26	35

Subtotal	2,020	2,415	(395)
b. Statutory valuation allowance adjustment	—	—	—
c. Nonadmitted	1,474	1,798	(324)

d. Admitted ordinary deferred tax asset	546	617	(71)
e. Capital:
1. Investments	381	353	28
2. Other (incl. items < 5% ordinary tax assets)	—	—	—

Subtotal	381	353	28
f. Statutory valuation allowance adjustment	—	—	—
g. Nonadmitted	372	242	130

h. Admitted capital deferred tax asset	9	111	(102)

i. Admitted deferred tax assets	555	728	(173)

40

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

7. Income Taxes (continued)

	2025	2024	Change
	(In Thousands)
3. Deferred tax liabilities:
a. Ordinary:
1. Investments	$423	$299	$124
2. Policyholder reserves	—	231	(231)
3. Other (incl. items < 5% ordinary tax assets)	—	—	—

Subtotal	423	530	(107)
b. Capital:
1. Investments	9	—	9
2. Other (incl. items < 5% ordinary tax assets)	—	—	—

Subtotal	9	—	9

c. Deferred tax liabilities	432	530	(98)

4. Net deferred tax assets/liabilities	$123	$198	$(75)

41

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

7. Income Taxes (continued)

The most significant book to tax adjustments for the years ended December 31, 2025 and 2024 were as follows:

	2025		2024		2023
	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
	(In Thousands)
Provision computed at statutory rate	$1,417	21.0%	$219	21.0%	$367	21.0%
Dividend received deduction	(32)	(0.5)	(60)	(5.7)	(66)	(3.8)
Tax exempt interest	(24)	(0.4)	(31)	(3.0)	(51)	(2.9)
Interest maintenance reserves	246	3.6	217	20.8	113	6.5
Change in non-admitted assets	(33)	(0.5)	—	—	(6)	(0.4)
Other adjustments	2	0.2	(12)	(1.2)	40	2.3

Total statutory income taxes	$1,576	23.4%	$333	31.9%	$397	22.7%

Federal income taxes incurred	$1,221	18.1%	$472	45.3%	$785	44.9%
Change in net deferred income taxes	355	5.3	(139)	(13.4)	(388)	(22.2)

Total statutory income taxes	$1,576	23.4%	$333	31.9%	$397	22.7%

The Company recognizes interest and penalties accrued related to the unrecognized tax benefits in interest expense. The Company did not have any interest and penalties recorded for the years ended December 31, 2025 and 2024.

The Company did not record any tax contingencies as of December 31, 2025 and 2024.

42

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

8. Fair Value Information

In accordance with SSAP No. 100, Fair Value Measurements, the Company groups its financial assets and liabilities measured at fair value into three levels based on the inputs and assumptions used to determine the fair value. These levels are as follows:

Level 1 – Valuations are based on unadjusted quoted prices for identical instruments traded in active markets.

Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market.

Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of discounted cash flow models and spread-based models and similar techniques using the best information available in the circumstances.

Determination of Fair Value

Under SSAP No. 100, the Company bases fair values on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements in accordance with the fair value hierarchy in SSAP No. 100.

Cash equivalents

Cash equivalents include money market mutual funds. Fair values are determined using unadjusted quoted prices for identical instruments traded in active markets and are included in Level 1.

43

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

8. Fair Value Information (continued)

Common and preferred stocks

Level 2 securities are primarily preferred stocks valued using pricing for similar securities, recently executed transactions, broker/dealer quotes and other pricing models utilizing market observable inputs.

Separate account assets

Fair value of mutual funds within the separate accounts is determined using quoted prices in active markets for identical assets and is reflected in Level 1.

Issuer credit obligations and asset-backed securities

Fair value of issuer credit obligations and asset-backed securities are valued using methodologies where the information is generated by market transactions involving identical or comparable assets, as well as discounted cash flow methodologies. Common inputs include prices from recently executed transactions of similar securities, broker/dealer quotes, benchmark yields, spreads off benchmark yields, interest rates and U.S. Treasury or swap curves. Specifically for asset-backed securities, key inputs include CPR, CDR and severity on defaults based on past performance of the underlying collateral and current market data. Level 2 securities include securities where the significant inputs are observable in the marketplace. Securities are generally assigned to Level 3 in cases where internal models with unobservable inputs are utilized or where broker/dealer quotes are significant inputs to the valuation and there is a lack of transparency as to whether these quotes are based on information that is observable in the marketplace

44

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

8. Fair Value Information (continued)

Policy loans

Fair values for policy loans are estimated using discounted cash flow analysis based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. These assets are included in Level 3.

Other invested assets

Other invested assets include surplus notes. The fair value of these instruments is based on the methodology described above for issuer credit obligations and asset-backed securities.

Investment income due and accrued

The Company believes there is minimal risk of material changes in both credit of the issuer and interest rates such that the carrying value of investment income due and accrued approximates fair value. Generally, investment income due and accrued is classified as Level 2.

Investment-type insurance contracts

The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analysis based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the balance sheets. Insurance contracts include insurance, annuity, and other policy contracts that involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed. These liabilities are included in Level 3.

45

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

8. Fair Value Information (continued)

Separate account liabilities

The fair values of the separate account liabilities are estimated based on the fair value of the related separate account assets, as these are considered to be pass-through contracts. As the applicable separate account assets are already reflected at fair value, any adjustments to the fair value of the block are assumed adjustments to the separate account liabilities. These liabilities are included in Level 1.

46

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

8. Fair Value Information (continued)

Assets and Liabilities Measured and Reported at Fair Value

The following tables present assets measured and reported at fair value for the year ended December 31, 2025 and 2024 as follows:

	December 31, 2025
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Cash equivalents	$9,199	$9,199	$—	$—
Common and preferred stocks	1,494	—	1,494	—
Separate account assets	161,957	161,957	—	—

Total assets	$172,650	$171,156	$1,494	$—

	December 31, 2024
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Cash equivalents	$5,116	$5,116	$—	$—
Common and preferred stocks	1,900	—	1,900	—
Separate account assets	163,557	163,557	—	—

Total assets	$170,573	$168,673	$1,900	$—

There were no Level 3 assets and liabilities measured and reported at fair value using significant unobservable inputs for the years ended December 31, 2025, and 2024.

There were no changes in Level 3 assets and liabilities measured and reported at fair value using significant unobservable inputs for the year ended December 31, 2025.

There were no changes in Level 3 purchases, issuances, sales and settlements for the year ended December 31, 2025.

There were no transfers into or out of Level 3 for the years ended December 31, 2025 and 2024. The transfers between levels are determined as of the end of the year for which the transfer was completed.

47

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

8. Fair Value Information (continued)

Quantitative Information about Level 3 Fair Value Measurements

The Company had no securities held at fair value for which the significant inputs used to determine fair value were unobservable as of December 31, 2025 and 2024.

SSAP No. 100 requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company’s balance sheet, for which it is practicable to estimate that value.

SSAP No. 100 excludes certain insurance liabilities and nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company’s business or financial condition based on the fair value information presented herein.

48

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

8. Fair Value Information (continued)

Financial Instruments Not Reported at Fair Value

The following table provides the carrying amount, estimated fair value, and level within the fair value hierarchy of the Company’s financial instruments:

	December 31, 2025
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities)
Issuer credit obligations	$220,308	$220,804	$—	$199,030	$21,774
Asset-backed securities	146,937	145,450		139,194	6,256
Policy loans	385	387	—	—	387
Other invested assets	2,421	2,556	—	2,556	—
Investment income due and accrued	3,727	3,727	—	3,727	—
Investment-type insurance contracts	(27,622)	(27,447)	—	—	(27,447)
Separate account liabilities	(161,957)	(161,957)	(161,957)	—	—

49

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

8. Fair Value Information (continued)

	December 31, 2024
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities)
Bonds	$391,783	$381,259	$—	$342,044	$39,215
Short-term investments	—	—	—	—	—
Policy loans	413	415	—	—	415
Other invested assets	2,431	2,466	—	2,466	—
Investment income due and accrued	3,911	3,911	—	3,911	—
Investment type insurance contracts	(33,686)	(33,882)	—	—	(33,882)
Separate account liabilities	(163,557)	(163,557)	(163,557)	—	—

50

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

9. Annuity and Deposit Liabilities

The withdrawal characteristics of the liability for future policy benefits for annuities and supplementary contracts and deposits were as follows:

	December 31, 2025
	General Account	Separate Account	Total	Percentage
	(Dollars in Thousands)
Subject to discretionary withdrawal:
At book value, less current surrender charge of 5% or more	$15,268	$—	$15,268	3%
At fair value	—	160,187	160,187	32

Total with adjustment	15,268	160,187	175,455	35
At book value with minimum or no charge or adjustment	198,187	—	198,187	39
Additional actuarial reserve for Asset/liability analysis	119,000	—	119,000	24
Not subject to discretionary withdrawal	9,290	1,512	10,802	2

Subtotal	341,745	161,699	503,444	100%

Less reinsurance ceded	297,343	—	297,343

Totals (net of reinsurance)	$44,402	$161,699	$206,101

Amount that will move to book value with minimal or no charge in the year after the statement date	$644	$—	$644

51

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

9. Annuity and Deposit Liabilities (continued)

	December 31, 2024
	General Account	Separate Account	Total	Percentage
	(Dollars in Thousands)
Subject to discretionary withdrawal:
At book value, less current surrender charge of 5% or more	$17,896	$—	$17,896	3%
At fair value	—	161,555	161,555	31

Total with adjustment	17,896	161,555	179,451	34
At book value with minimum or no charge or adjustment	216,543	—	216,543	41
Additional actuarial reserve for Asset/liability analysis	121,000	—	121,000	23
Not subject to discretionary withdrawal	9,045	1,476	10,521	2

Subtotal	364,484	163,031	527,515	100%

Less reinsurance ceded	310,820	—	310,820

Totals (net of reinsurance)	$53,664	$163,031	$216,695

Amount that will move to book value with minimal or no charge in the year after the statement date	$1,809	$—	$1,809

A reconciliation of total annuity actuarial reserves liabilities is as follows as of December 31:

	2025	2024
	(In Thousands)
Life and Accident and Health Annual Statement:
Annuity reserves, total net	$44,402	$53,664
Separate Accounts Annual Statement:
Annuities (excluding supplementary statements)	161,699	163,031

Total annuity actuarial reserves and deposit fund liabilities	$206,101	$216,695

Annually, the Company completes the asset adequacy analysis of statutory reserves established for fixed and variable deferred annuities. This analysis was accomplished net of reinsurance using the New York 7 scenarios and additional 16VM-20 SERT scenarios, resulting in the establishment of Cash Flow Testing reserves of $8.5 million and $10.5 million as of December 31, 2025 and 2024, respectively.

52

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

9. Annuity and Deposit Liabilities (continued)

The withdrawal characteristics of the liability for life insurance were as follows:

	2025			2024
	General Account			General Account
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(In Thousands)
Subject to discretionary withdrawal, surrender values, or policy loans:
Other Permanent Cash Value Life Insurance	$—	$42	$43	$—	$41	$42
Miscellaneous Reserves	—	—	119,000	—	—	121,000

Total (gross: direct + assumed)	—	42	119,043	—	41	121,042

Reinsurance Ceded		42	110,543		41	110,542

Total (net)	$—	$—	$8,500	$—	$—	$10,500

The Company did not have any separates accounts supporting life insurance policies in 2025 or 2024.

11. Commitments and Contingencies

New York regulations allow for two alternatives methods of distributing ordinary dividends to shareholders, a “greater of” method and a “lesser of” method. The greater of method allows for a dividend to be paid from earned surplus when the aggregate amount of dividends paid in any calendar year does not exceed the greater of (a) 10% of its surplus to policyholders as of the immediately preceding calendar year or (b) its net gain from operations (not including realized capital gains) as of the immediately preceding calendar year, not to exceed 30% of its surplus to

53

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

11. Commitments and Contingencies (continued)

policyholders (as of the same preceding calendar year). If an insurer does not have sufficient positive earned surplus to pay an ordinary dividend under the “greater of” method, it may only distribute an ordinary dividend under the “lesser of” method. The lesser of method allows for a dividend to be paid from surplus when the aggregate amount of dividends paid in any calendar year does not exceed the lesser of (a) 10% of its surplus to policyholders or (b) its net gain from operations (not including realized capital gains), in each case as of the immediately preceding calendar year. Insurers are required to provide the superintendent with 10 days prior notice before paying an ordinary dividend. Furthermore, the Superintendent may, in his or her discretion, limit or disallow any ordinary dividends under the “greater of” method if the Superintendent determines that a domestic stock life insurer’s surplus to policyholders following any dividend distribution is not reasonable in relation to the insurer’s outstanding liabilities and not adequate to meet its financial needs or the insurer is financially distressed. Dividends that exceed the “greater of” or “lesser of” methods are deemed extraordinary and a notice must be filed with the Superintendent for approval.

Under the laws of the State of New York, the Company is required to maintain minimum statutory-basis capital and surplus of $6.0 million. Of this amount, $4.0 million, which is the Company’s minimum surplus to policyholders, must be invested in specific types of investments in accordance with New York law.

Other Legal and Regulatory Matters: The Company may be party to legal and arbitral proceedings, subject to complaints, and the like in the ordinary course of business, is periodically examined by its regulators in the ordinary course of business, and may discuss certain matters with its regulators that come up during such examinations or otherwise. Management currently does not believe that any litigation, arbitration, complaint or other such matter to which it is party, or that any actions by its regulators with respect to any such examinations or matters under discussion with them, will, alone or collectively, materially adversely affect the Company’s results of operations or financial condition.

54

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

(Statutory Basis)

12. Subsequent Events

Subsequent events have been evaluated through April 24, 2026, which is the date the financial statements were issued.

55

Exhibits and Financial Statement Schedules

First Security Benefit Life Insurance and Annuity Company of New York

Exhibits and Financial Statement Schedules

Years Ended December 31, 2025, 2024 and 2023

Report of Independent Auditors

The Board of Directors

First Security Benefit Life Insurance and

Annuity Company of New York

We have audited the statutory-basis financial statements of First Security Benefit Life Insurance and Annuity Company of New York (the Company) as of December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, and have issued our report thereon dated April 24, 2026 (included elsewhere in this Registration Statement). Our audits of the financial statements included the financial statement schedules listed in Item 24(a)(2) of this Registration Statement. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s schedules, based on our audits.

In our opinion, the schedules present fairly, in all material respects, the information set forth therein when considered in conjunction with the financial statements.

/s/ Ernst & Young

Kansas City, Missouri

April 24, 2026

49

First Security Benefit Life Insurance and Annuity Company of New York

Schedule I - Summary of Investments

Other Than Investments in Related Parties

Years Ended December 31, 2025 and 2024

	2025
	Cost	Value	Amount at which shown in the balance sheet adjusted for related party
	(In Thousands)
Bonds:
Issuer credit obligations	$220,162	$220,449	$219,958
Asset-backed securities	136,354	134,725	136,172

Total bonds	356,516	355,174	356,130

Equity securities:
Common stock:
Consumer	1	1	1
Preferred stock:
Consumer	503	325	325
Financial	1,250	1,168	1,168

Total equity securities	1,754	1,494	1,494
Policy loans	385		385
Cash and cash equivalents	26,374		26,374
Receivable for securities	379		379
Other invested assets	2,421		2,421

	$387,829		$387,183

See accompanying Report of Independent Auditors

50

First Security Benefit Life Insurance and Annuity Company of New York

Schedule I - Summary of Investments

Other Than Investments in Related Parties (continued)

	2024
	Cost	Value	Amount at which shown in the balance sheet adjusted for related party
	(In Thousands)
Fixed maturities:
Bonds:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$422	$420	$422
Obligations of government-sponsored enterprises	39,820	38,700	39,820
Corporate	188,683	183,168	188,658
Obligations of foreign governments	—	—	—
Municipal governments	13,492	13,176	13,492
Commercial mortgage-backed	25,246	23,854	25,246
Residential mortgage-backed	30,687	29,676	30,687
Collateralized loan obligations	20,910	20,870	20,910
Other asset backed	46,683	45,703	46,683

Total fixed maturities	365,943	355,567	365,918
Equity securities:
Preferred stock:
Consumer	864	690	690
Financial	1,250	1,210	1,210

Total equity securities	2,114	1,900	1,900
Policy loans	413		413
Cash and cash equivalents	17,543		17,543
Receivable for securities	393		393
Other invested assets	2,431		2,431

	$388,837		$388,598

See accompanying Report of Independent Auditors

51

First Security Benefit Life Insurance and Annuity Company of New York

Schedule III - Supplementary Insurance Information

As of December 31, 2025, 2024 and 2023 and for Each of the Years Then Ended

	Future Policy Benefits and Claims	Premiums and other considerations	Net Investment Income(1)	Benefit claims and settlement expenses	Other operating expenses
	(In Thousands)
2025
Life, health and annuity	$44,403	$4.358	$4,995	$5,209	$1,209
2024
Life, health and annuity	$53,664	$3,926	$4,560	$7,042	$715
2023
Life, health and annuity	$63,440	$8,532	$4,351	$7,195	$(213)

(1)	Allocations of net investment income and certain operating expenses are based on a number of assumptions and estimates, and reported operating results would change if different methods were applied.

See accompanying Report of Independent Auditors

52

First Security Benefit Life Insurance and Annuity Company of New York

Schedule IV - Reinsurance

As of December 31, 2025, 2024 and 2023 and for Each of the Years Then Ended

	2025
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)
Life insurance in force	$52	$52	$—	$—	0.00%
Premiums:
Annuity	10,535	6,205	28	4,358	0.64

Total premiums	$10,535	$6,205	$28	$4,358	0.64%

	2024
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)
Life insurance in force	$52	$52	$—	$—	0.00%
Premiums:
Annuity	13,756	9,855	25	3,926	0.64

Total premiums	$13,756	$9,855	$25	$3,926	0.64%

	2023
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)
Life insurance in force	$75	$75	$—	$—	0.00%
Premiums:
Annuity	18,280	9,784	36	8,532	0.42

Total premiums	$18,280	$9,784	$36	$8,532	0.42%

See accompanying Report of Independent Auditors

53

FINANCIAL STATEMENTS

Variable Annuity Account A

Year Ended December 31, 2025

With Report of Independent Registered Public Accounting Firm

Variable Annuity Account A

Financial Statements

Year Ended December 31, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of First Security Benefit Life Insurance and

Annuity Company of New York and Contract Owners of Variable

Annuity Account A

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account A (the Separate Account), as of December 31, 2025, and the related statements of operations and change in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1994.

Kansas City, Missouri

April 24, 2026

Appendix

Subaccounts comprising Variable Annuity Account A

Subaccounts	Statements of operations and changes in net assets
AB VPS Discovery Value Portfolio	For each of the two years in the period ended December 31, 2025

AB VPS Relative Value Portfolio	For each of the two years in the period ended December 31, 2025

AFIS Capital World Growth and Income	For each of the two years in the period ended December 31, 2025

AFIS U.S. Government Securities	For each of the two years in the period ended December 31, 2025

AFIS Washington Mutual Investors	For each of the two years in the period ended December 31, 2025

Alger Capital Appreciation	For each of the two years in the period ended December 31, 2025

Alger Large Cap Growth	For each of the two years in the period ended December 31, 2025

Allspring Opportunity VT	For each of the two years in the period ended December 31, 2025

Allspring VT Discovery All Cap Growth Fund	For each of the two years in the period ended December 31, 2025

ALPS/Alerian Energy Infrastructure	For each of the two years in the period ended December 31, 2025

American Funds IS® Asset Allocation	For each of the two years in the period ended December 31, 2025

American Funds IS® Capital World Bond	For each of the two years in the period ended December 31, 2025

American Funds IS® Global Growth	For each of the two years in the period ended December 31, 2025

American Funds IS® Global Small Capitalization	For each of the two years in the period ended December 31, 2025

American Funds IS® Growth	For each of the two years in the period ended December 31, 2025

American Funds IS® Growth-Income	For each of the two years in the period ended December 31, 2025

American Funds IS® International	For each of the two years in the period ended December 31, 2025

American Funds IS® International Growth and Income	For each of the two years in the period ended December 31, 2025

American Funds IS® Mortgage	For each of the two years in the period ended December 31, 2025

American Funds IS® New World	For each of the two years in the period ended December 31, 2025

BlackRock Advantage Large Cap Core V.I.	For each of the two years in the period ended December 31, 2025

BlackRock Basic Value V.I.	For each of the two years in the period ended December 31, 2025

BlackRock Equity Dividend V.I.	For each of the two years in the period ended December 31, 2025

BlackRock Global Allocation V.I.	For each of the two years in the period ended December 31, 2025

BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2025

BlackRock Large Cap Focus Growth V.I.	For each of the two years in the period ended December 31, 2025

BNY Mellon IP Small Cap Stock Index	For each of the two years in the period ended December 31, 2025

BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets
BNY Mellon VIF Appreciation	For each of the two years in the period ended December 31, 2025

Dimensional VA Global Moderate Allocation	For each of the two years in the period ended December 31, 2025

Dimensional VA International Small Portfolio	For each of the two years in the period ended December 31, 2025

Dimensional VA International Value Portfolio	For each of the two years in the period ended December 31, 2025

Dimensional VA Short-Term Fixed Portfolio	For each of the two years in the period ended December 31, 2025

Dimensional VA U.S. Large Value Portfolio	For each of the two years in the period ended December 31, 2025

Dimensional VA U.S. Targeted Value Portfolio	For each of the two years in the period ended December 31, 2025

Donoghue Forlines Dividend VIT Fund	For each of the two years in the period ended December 31, 2025

DWS Small Mid Cap Value VIP	For each of the two years in the period ended December 31, 2025

Eaton Vance VT Floating-Rate Income	For each of the two years in the period ended December 31, 2025

Federated Hermes Fund for U.S. Government Securities II	For each of the two years in the period ended December 31, 2025

Federated Hermes High Income Bond II	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Balanced	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Contrafund	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Disciplined Small Cap	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Emerging Markets	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Growth & Income	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Growth Opportunities	For each of the two years in the period ended December 31, 2025

Fidelity® VIP High Income	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Index 500	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Investment Grade Bond	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Mid Cap	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Overseas	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Real Estate	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Strategic Income	For each of the two years in the period ended December 31, 2025

Franklin DynaTech VIP	For each of the two years in the period ended December 31, 2025

Franklin Growth and Income VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Income VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Large Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets
Franklin Mutual Global Discovery VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Mutual Shares VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Rising Dividends VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Small Cap Value VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Small-Mid Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Strategic Income VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin U.S. Government Securities VIP Fund	For each of the two years in the period ended December 31, 2025

Goldman Sachs VIT International Equity Insights	For each of the two years in the period ended December 31, 2025

Goldman Sachs VIT Mid Cap Growth Fund	For each of the two years in the period ended December 31, 2025

Goldman Sachs VIT Mid Cap Value	For each of the two years in the period ended December 31, 2025

Guggenheim VIF Floating Rate Strategies	For each of the two years in the period ended December 31, 2025

Guggenheim VIF Global Managed Futures Strategy	For each of the two years in the period ended December 31, 2025

Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2025

Guggenheim VIF Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2025

Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2025

Invesco V.I. American Franchise Series I	For each of the two years in the period ended December 31, 2025

Invesco V.I. American Value	For each of the two years in the period ended December 31, 2025

Invesco V.I. Balanced-Risk Allocation	For each of the two years in the period ended December 31, 2025

Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2025

Invesco V.I. Core Equity	For each of the two years in the period ended December 31, 2025

Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2025

Invesco V.I. Equally-Weighted S&P 500	For each of the two years in the period ended December 31, 2025

Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2025

Invesco V.I. EVQ International Equity Fund	For each of the two years in the period ended December 31, 2025

Invesco V.I. Global	For each of the two years in the period ended December 31, 2025

Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2025

Invesco V.I. Global Strategic Income	For each of the two years in the period ended December 31, 2025

Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2025

Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets
Invesco V.I. International Growth Fund	For each of the two years in the period ended December 31, 2025

Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2025

Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2025

Invesco V.I. Small Cap Equity	For each of the two years in the period ended December 31, 2025

Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2025

Janus Henderson VIT Forty	For each of the two years in the period ended December 31, 2025

Janus Henderson VIT Overseas	For each of the two years in the period ended December 31, 2025

Janus Henderson VIT Research	For each of the two years in the period ended December 31, 2025

Lord Abbett Series Bond-Debenture VC	For each of the two years in the period ended December 31, 2025

Lord Abbett Series Developing Growth VC	For each of the two years in the period ended December 31, 2025

Lord Abbett Series Growth and Income VC	For each of the two years in the period ended December 31, 2025

Lord Abbett Series Growth Opportunities VC	For each of the two years in the period ended December 31, 2025

LVIP American Century Disciplined Core Value	For each of the two years in the period ended December 31, 2025

LVIP American Century Inflation Protection	For each of the two years in the period ended December 31, 2025

LVIP American Century International	For each of the two years in the period ended December 31, 2025

LVIP American Century Mid Cap Value	For each of the two years in the period ended December 31, 2025

LVIP American Century Value	For each of the two years in the period ended December 31, 2025

LVIP JPMorgan Core Bond Fund	For each of the two years in the period ended December 31, 2025

LVIP JPMorgan Small Cap Core Fund	For each of the two years in the period ended December 31, 2025

LVIP JPMorgan US Equity Fund	For each of the two years in the period ended December 31, 2025

MFS® VIT Global Tactical Allocation	For each of the two years in the period ended December 31, 2025

MFS® VIT II Research International	For each of the two years in the period ended December 31, 2025

MFS® VIT International Intrinsic Value	For each of the two years in the period ended December 31, 2025

MFS® VIT New Discovery	For each of the two years in the period ended December 31, 2025

MFS® VIT Research	For each of the two years in the period ended December 31, 2025

MFS® VIT Total Return	For each of the two years in the period ended December 31, 2025

MFS® VIT Total Return Bond	For each of the two years in the period ended December 31, 2025

MFS® VIT Utilities	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2025

Morningstar Balanced ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2025

Morningstar Conservative ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2025

Morningstar Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2025

Morningstar Income and Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2025

NAA All Cap Value Series	For each of the two years in the period ended December 31, 2025

NAA Large Cap Value Series	For each of the two years in the period ended December 31, 2025

NAA Large Growth Series	For each of the two years in the period ended December 31, 2025

NAA Mid Growth Series	For each of the two years in the period ended December 31, 2025

NAA Small Cap Value Series	For each of the two years in the period ended December 31, 2025

NAA Smid-Cap Value Series	For each of the two years in the period ended December 31, 2025

NAA World Equity Income Series	For each of the two years in the period ended December 31, 2025

Neuberger Berman AMT Quality Equity Portfolio	For each of the two years in the period ended December 31, 2025

Nomura VIP Asset Strategy Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Balanced Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Energy Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Global Growth Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Growth Series	For each of the two years in the period ended December 31, 2025

Nomura VIP High Income Series	For each of the two years in the period ended December 31, 2025

Nomura VIP International Core Equity Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Limited-Term Bond Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Mid Cap Growth Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Natural Resources Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Science and Technology Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Small Cap Growth Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Smid Cap Core Series	For each of the two years in the period ended December 31, 2025

PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2025

PIMCO VIT CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2025

PIMCO VIT Emerging Markets Bond	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2025

PIMCO VIT High Yield	For each of the two years in the period ended December 31, 2025

PIMCO VIT International Bond Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2025

PIMCO VIT Low Duration Administrative	For each of the two years in the period ended December 31, 2025

PIMCO VIT Low Duration Advisor	For each of the two years in the period ended December 31, 2025

PIMCO VIT Real Return Administrative	For each of the two years in the period ended December 31, 2025

PIMCO VIT Real Return Advisor	For each of the two years in the period ended December 31, 2025

PIMCO VIT Short-Term	For each of the two years in the period ended December 31, 2025

PIMCO VIT Total Return Administrative	For each of the two years in the period ended December 31, 2025

PIMCO VIT Total Return Advisor	For each of the two years in the period ended December 31, 2025

Putnam VT Core Equity Fund	For each of the two years in the period ended December 31, 2025

Putnam VT Large Cap Growth Fund	For each of the two years in the period ended December 31, 2025

Putnam VT Large Cap Value	For each of the two years in the period ended December 31, 2025

Putnam VT Small Cap Growth	For each of the two years in the period ended December 31, 2025

Rydex VIF Banking	For each of the two years in the period ended December 31, 2025

Rydex VIF Basic Materials	For each of the two years in the period ended December 31, 2025

Rydex VIF Biotechnology	For each of the two years in the period ended December 31, 2025

Rydex VIF Commodities Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Consumer Products	For each of the two years in the period ended December 31, 2025

Rydex VIF Dow 2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Electronics	For each of the two years in the period ended December 31, 2025

Rydex VIF Energy	For each of the two years in the period ended December 31, 2025

Rydex VIF Energy Services	For each of the two years in the period ended December 31, 2025

Rydex VIF Europe 1.25x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Financial Services	For each of the two years in the period ended December 31, 2025

Rydex VIF Government Long Bond 1.2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Health Care	For each of the two years in the period ended December 31, 2025

Rydex VIF Internet	For each of the two years in the period ended December 31, 2025

Rydex VIF Inverse Government Long Bond Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Inverse Mid-Cap Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Inverse NASDAQ-100® Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Inverse Russell 2000® Strategy	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets
Rydex VIF Inverse S&P 500 Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Japan 2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Leisure	For each of the two years in the period ended December 31, 2025

Rydex VIF Mid-Cap 1.5x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Money Market	For each of the two years in the period ended December 31, 2025

Rydex VIF NASDAQ-100®	For each of the two years in the period ended December 31, 2025

Rydex VIF NASDAQ-100® 2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Nova	For each of the two years in the period ended December 31, 2025

Rydex VIF Precious Metals	For each of the two years in the period ended December 31, 2025

Rydex VIF Real Estate	For each of the two years in the period ended December 31, 2025

Rydex VIF Retailing	For each of the two years in the period ended December 31, 2025

Rydex VIF Russell 2000® 1.5x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Russell 2000® 2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P 500 2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P 500 Pure Growth	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P 500 Pure Value	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P MidCap 400 Pure Growth	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P MidCap 400 Pure Value	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P SmallCap 600 Pure Growth	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P SmallCap 600 Pure Value	For each of the two years in the period ended December 31, 2025

Rydex VIF Strengthening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Technology	For each of the two years in the period ended December 31, 2025

Rydex VIF Transportation	For each of the two years in the period ended December 31, 2025

Rydex VIF Utilities	For each of the two years in the period ended December 31, 2025

Rydex VIF Weakening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2025

T. Rowe Price Blue Chip Growth	For each of the two years in the period ended December 31, 2025

T. Rowe Price Equity Income	For each of the two years in the period ended December 31, 2025

T. Rowe Price Health Sciences	For each of the two years in the period ended December 31, 2025

T. Rowe Price Limited-Term Bond	For each of the two years in the period ended December 31, 2025

Templeton Developing Markets VIP Fund	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets
Templeton Foreign VIP Fund	For each of the two years in the period ended December 31, 2025

Templeton Global Bond VIP Fund	For each of the two years in the period ended December 31, 2025

VanEck VIP Global Gold	For each of the two years in the period ended December 31, 2025

VanEck VIP Global Resources	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Balanced	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Capital Growth	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Conservative Allocation	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Diversified Value	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Equity Income	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Equity Index	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Global Bond Index	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Growth	For each of the two years in the period ended December 31, 2025

Vanguard® VIF High Yield Bond	For each of the two years in the period ended December 31, 2025

Vanguard® VIF International	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Mid-Cap Index	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Moderate Allocation	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Real Estate Index	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Short Term Investment Grade	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Small Company Growth	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Total Bond Market Index	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Total International Stock Market Index	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Total Stock Market Index	For each of the two years in the period ended December 31, 2025

Victory Pioneer Bond VCT Portfolio	For each of the two years in the period ended December 31, 2025

Victory Pioneer Equity Income VCT Portfolio	For each of the two years in the period ended December 31, 2025

Victory Pioneer Strategic Income VCT Portfolio	For each of the two years in the period ended December 31, 2025

Virtus Duff & Phelps Real Estate Securities Series	For each of the two years in the period ended December 31, 2025

Virtus KAR Small-Cap Growth Series	For each of the two years in the period ended December 31, 2025

Virtus Newfleet Multi-Sector Intermediate Bond Series	For each of the two years in the period ended December 31, 2025

Virtus SGA International Growth Series	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets
Voya MidCap Opportunities Portfolio	For each of the two years in the period ended December 31, 2025

VY CBRE Global Real Estate Portfolio	For each of the two years in the period ended December 31, 2025

VY CBRE Real Estate Portfolio	For each of the two years in the period ended December 31, 2025

Variable Annuity Account A

Statements of Net Assets

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
AB VPS Discovery Value Portfolio	—	$—	$—	$—	$—	—	$14.61	$18.67
AB VPS Relative Value Portfolio	1,371	40,468	42,291	—	42,291	2,237	18.91	18.91
AFIS Capital World Growth and Income	8,031	116,402	143,354	—	143,354	7,710	16.80	18.94
AFIS U.S. Government Securities	88,403	1,020,026	861,047	—	861,047	118,187	7.14	8.05
AFIS Washington Mutual Investors	72,356	1,005,968	1,269,847	—	1,269,847	61,214	20.12	22.70
Alger Capital Appreciation (b)	4,552	380,011	505,456	—	505,456	11,628	41.71	55.51
Alger Large Cap Growth	624	55,666	64,371	—	64,371	3,459	18.15	18.82
Allspring Opportunity VT	5,214	125,796	133,996	—	133,996	4,962	26.97	26.97
Allspring VT Discovery All Cap Growth Fund	5,888	149,507	122,816	—	122,816	4,803	25.57	25.57
ALPS/Alerian Energy Infrastructure	3,521	44,090	44,256	—	44,256	3,696	11.93	13.64
American Funds IS® Asset Allocation	25,633	619,578	686,205	—	686,205	42,518	15.65	17.65
American Funds IS® Capital World Bond	10,076	116,608	100,052	—	100,052	14,628	6.14	6.92
American Funds IS® Global Growth	10,468	332,493	393,060	—	393,060	18,582	20.43	23.05
American Funds IS® Global Small Capitalization	1,208	27,882	22,921	—	22,921	1,822	11.91	13.44
American Funds IS® Growth	13,825	1,699,646	1,857,877	—	1,857,877	48,302	35.32	39.84
American Funds IS® Growth-Income	7,362	387,317	476,829	—	476,829	19,515	23.64	26.66
American Funds IS® International	2,540	50,109	55,458	—	55,458	4,964	10.56	11.91
American Funds IS® International Growth and Income	28,799	308,395	370,641	—	370,641	30,397	10.93	12.33
American Funds IS® Mortgage	—	—	—	—	—	—	7.16	7.16
American Funds IS® New World	5,639	141,748	178,821	—	178,821	13,791	12.66	14.28
BlackRock Advantage Large Cap Core V.I.	1,548	39,493	41,138	—	41,138	1,499	27.45	27.45
BlackRock Basic Value V.I.	1,759	23,988	24,060	—	24,060	1,349	17.85	17.85
BlackRock Equity Dividend V.I.	26,975	293,355	309,134	—	309,134	15,498	19.29	25.41
BlackRock Global Allocation V.I.	8,978	125,401	119,765	—	119,765	9,541	12.57	12.57
BlackRock High Yield V.I.	71,513	509,234	503,455	2,685	506,140	44,042	10.83	12.36
BlackRock Large Cap Focus Growth V.I.	3,008	55,928	62,839	—	62,839	1,818	34.55	34.55
BNY Mellon IP Small Cap Stock Index	5,619	100,978	101,195	—	101,195	5,335	16.22	20.99
BNY Mellon IP Technology Growth	16,893	290,935	295,463	—	295,463	7,892	37.25	43.89
BNY Mellon VIF Appreciation	362	12,508	11,837	—	11,837	547	21.66	21.66
Dimensional VA Global Moderate Allocation	—	—	—	—	—	—	12.99	12.99
Dimensional VA International Small Portfolio	20,401	243,217	301,532	—	301,532	17,605	14.66	17.51
Dimensional VA International Value Portfolio	80,886	1,114,783	1,498,823	—	1,498,823	88,277	14.64	17.03
Dimensional VA Short-Term Fixed Portfolio	18,108	184,683	182,351	—	182,351	23,597	7.73	7.73
Dimensional VA U.S. Large Value Portfolio	10,030	268,094	350,158	—	350,158	16,949	17.84	23.46
Dimensional VA U.S. Targeted Value Portfolio	31,045	682,998	691,690	—	691,690	29,387	17.58	23.64
Donoghue Forlines Dividend VIT Fund	737	11,245	13,549	—	13,549	1,291	10.49	10.49
DWS Small Mid Cap Value VIP	—	—	—	—	—	—	16.42	16.42
Eaton Vance VT Floating-Rate Income	28,828	254,108	241,290	—	241,290	23,466	9.15	10.32
Federated Hermes Fund for U.S. Government Securities II	17,028	177,184	158,529	—	158,529	23,750	6.50	8.01
Federated Hermes High Income Bond II	47,801	282,938	274,855	—	274,855	21,446	10.04	14.88
Fidelity® VIP Balanced	37,150	739,386	945,472	—	945,472	47,829	19.34	23.50
Fidelity® VIP Contrafund	35,991	1,599,806	2,046,443	—	2,046,443	60,161	30.58	44.51

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Fidelity® VIP Disciplined Small Cap	4,435	$80,435	$89,544	$—	$89,544	4,531	$17.93	$24.70
Fidelity® VIP Emerging Markets	56,946	770,842	902,600	—	902,600	57,491	15.35	16.49
Fidelity® VIP Growth & Income	22,345	506,769	714,814	—	714,814	23,414	24.35	35.98
Fidelity® VIP Growth Opportunities	9,153	493,460	882,354	—	882,354	18,125	45.97	59.70
Fidelity® VIP High Income	8,505	41,176	39,206	—	39,206	3,900	9.80	11.07
Fidelity® VIP Index 500	2,978	1,197,337	1,936,039	—	1,936,039	63,189	28.17	34.04
Fidelity® VIP Investment Grade Bond	42,807	534,388	469,590	—	469,590	55,148	7.74	9.67
Fidelity® VIP Mid Cap	2,272	79,540	79,898	—	79,898	3,681	18.46	22.35
Fidelity® VIP Overseas	5,327	120,936	144,460	—	144,460	10,259	13.41	15.01
Fidelity® VIP Real Estate	3,588	66,978	62,511	—	62,511	5,153	10.25	13.97
Fidelity® VIP Strategic Income	18,636	207,095	206,297	—	206,297	22,336	9.17	10.63
Franklin DynaTech VIP	6,659	37,927	43,814	—	43,814	1,338	28.05	33.85
Franklin Growth and Income VIP Fund	58,892	527,284	432,859	—	432,859	19,211	19.83	26.83
Franklin Income VIP Fund	19,517	290,448	295,880	—	295,880	24,373	12.07	14.87
Franklin Large Cap Growth VIP Fund	21,517	437,953	385,807	—	385,807	15,284	25.24	33.06
Franklin Mutual Global Discovery VIP Fund	8,843	169,165	168,542	—	168,542	9,494	14.57	18.86
Franklin Mutual Shares VIP Fund	4,740	87,910	76,316	—	76,316	4,353	17.53	17.53
Franklin Rising Dividends VIP Fund	29,221	791,763	819,351	—	819,351	30,449	20.85	29.32
Franklin Small Cap Value VIP Fund	10,036	138,206	139,200	—	139,200	8,014	15.71	20.88
Franklin Small-Mid Cap Growth VIP Fund	22,857	361,864	327,082	—	327,082	16,307	17.75	41.88
Franklin Strategic Income VIP Fund	—	—	—	—	—	—	7.88	7.88
Franklin U.S. Government Securities VIP Fund	11,444	131,619	120,157	—	120,157	17,408	6.75	7.41
Goldman Sachs VIT International Equity Insights	1,036	8,651	10,837	—	10,837	724	12.93	14.89
Goldman Sachs VIT Mid Cap Growth Fund	84,155	1,032,101	823,882	—	823,882	31,245	20.45	27.23
Goldman Sachs VIT Mid Cap Value	13,913	230,935	230,128	—	230,128	13,010	16.46	21.74
Guggenheim VIF Floating Rate Strategies	6,693	170,215	157,349	—	157,349	16,939	9.17	10.34
Guggenheim VIF Global Managed Futures Strategy	3,504	58,191	58,931	—	58,931	10,684	5.19	7.38
Guggenheim VIF High Yield	1,133	31,482	28,023	—	28,023	2,763	10.14	10.14
Guggenheim VIF Multi-Hedge Strategies	626	15,145	14,689	—	14,689	2,104	5.18	7.23
Guggenheim VIF Total Return Bond	94,218	1,352,438	1,385,953	—	1,385,953	143,215	8.82	9.79
Invesco V.I. American Franchise Series I	1,511	101,154	122,380	—	122,380	5,194	23.45	23.45
Invesco V.I. American Value	1,096	18,170	19,464	—	19,464	990	19.66	19.66
Invesco V.I. Balanced-Risk Allocation	2,134	21,348	17,924	—	17,924	1,669	10.74	10.74
Invesco V.I. Comstock	214	4,585	4,552	—	4,552	232	19.62	19.62
Invesco V.I. Core Equity	2,716	87,428	97,137	—	97,137	3,828	25.38	25.38
Invesco V.I. Discovery Mid Cap Growth	81	5,489	5,106	—	5,106	275	18.57	18.57
Invesco V.I. Equally-Weighted S&P 500	12,211	333,633	334,575	—	334,575	27,710	11.71	12.15
Invesco V.I. Equity and Income	1,476	26,328	26,750	—	26,750	1,791	14.95	14.95
Invesco V.I. EVQ International Equity Fund	6,116	200,652	216,439	—	216,439	19,684	10.82	12.08
Invesco V.I. Global	3,265	124,986	118,535	—	118,535	5,735	18.96	23.48
Invesco V.I. Global Real Estate	1,265	20,010	17,459	—	17,459	1,728	10.07	10.07
Invesco V.I. Global Strategic Income	23,696	117,690	111,844	—	111,844	14,440	7.69	8.79
Invesco V.I. Government Securities	47	495	498	—	498	78	6.40	6.40

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Invesco V.I. Health Care	2,545	$66,429	$69,187	$—	$69,187	4,692	$14.71	$22.13
Invesco V.I. International Growth Fund (a)	58,192	130,701	120,457	—	120,457	9,787	10.44	13.19
Invesco V.I. Main Street Mid Cap Fund®	10,329	107,930	108,454	—	108,454	6,714	14.99	18.89
Invesco V.I. Main Street Small Cap Fund®	10,421	262,079	288,778	—	288,778	14,670	18.18	21.12
Invesco V.I. Small Cap Equity	2,508	42,939	44,719	—	44,719	2,941	15.21	15.21
Janus Henderson VIT Enterprise	4,092	274,237	300,160	—	300,160	11,431	24.30	32.64
Janus Henderson VIT Forty	5,531	273,835	286,905	—	286,905	8,060	35.59	35.59
Janus Henderson VIT Overseas	8,808	333,598	467,014	—	467,014	45,359	10.03	12.27
Janus Henderson VIT Research	1,893	73,316	115,933	—	115,933	2,905	32.79	42.97
Lord Abbett Series Bond-Debenture VC	33,445	393,036	354,855	—	354,855	35,398	9.82	12.10
Lord Abbett Series Developing Growth VC	3,192	104,835	106,694	—	106,694	5,273	18.36	25.41
Lord Abbett Series Growth and Income VC	3,112	115,684	130,576	—	130,576	6,801	19.20	19.20
Lord Abbett Series Growth Opportunities VC	1,991	23,094	22,118	—	22,118	1,032	19.27	23.12
LVIP American Century Disciplined Core Value	9,010	77,938	87,168	—	87,168	3,452	25.23	25.23
LVIP American Century Inflation Protection	5,248	54,625	47,423	—	47,423	6,076	7.81	7.81
LVIP American Century International	2,820	32,028	34,486	—	34,486	3,064	11.25	11.25
LVIP American Century Mid Cap Value (b)	27,971	582,429	542,491	—	542,491	23,486	16.78	23.30
LVIP American Century Value	5,740	63,188	74,254	—	74,254	3,554	17.62	24.75
LVIP JPMorgan Core Bond Fund	1,846	19,727	18,102	—	18,102	2,461	7.34	7.34
LVIP JPMorgan Small Cap Core Fund	2,659	57,308	57,470	—	57,470	3,704	15.51	15.51
LVIP JPMorgan US Equity Fund	461	19,767	22,285	—	22,285	769	28.97	28.97
MFS® VIT Global Tactical Allocation	—	—	—	—	—	—	10.06	11.35
MFS® VIT II Research International	3,271	54,218	66,301	—	66,301	5,705	11.60	11.60
MFS® VIT International Intrinsic Value	5,052	132,598	182,626	—	182,626	11,016	15.86	17.89
MFS® VIT New Discovery	5,172	61,157	62,575	—	62,575	3,306	16.18	20.46
MFS® VIT Research	1,900	54,250	56,690	—	56,690	2,445	23.18	23.18
MFS® VIT Total Return	1,515	34,302	34,306	—	34,306	2,542	13.49	13.49
MFS® VIT Total Return Bond	—	—	—	—	—	—	8.97	8.97
MFS® VIT Utilities	880	27,142	32,419	—	32,419	2,284	14.20	14.20
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	—	—	—	—	—	—	16.92	16.92
Morningstar Balanced ETF Asset Allocation Portfolio	70,745	772,476	795,886	—	795,886	63,010	12.52	14.46
Morningstar Conservative ETF Asset Allocation Portfolio	69,580	745,762	752,161	—	752,161	89,421	8.42	8.42
Morningstar Growth ETF Asset Allocation Portfolio	15,558	175,451	207,700	—	207,700	13,866	15.00	15.00
Morningstar Income and Growth ETF Asset Allocation Portfolio	4,500	44,374	46,850	—	46,850	4,206	10.35	11.96
NAA All Cap Value Series	4,782	151,237	142,509	—	142,509	7,053	17.46	32.91
NAA Large Cap Value Series	5,606	224,119	214,027	—	214,027	6,657	32.15	32.15
NAA Large Growth Series	3,849	80,807	86,841	—	86,841	2,141	38.55	45.19
NAA Mid Growth Series	551	26,756	27,355	—	27,355	654	41.82	41.82
NAA Small Cap Value Series	870	36,376	31,885	—	31,885	1,147	20.50	35.78
NAA Smid-Cap Value Series	806	56,600	49,492	—	49,492	1,461	32.86	37.16

(a)	Name change. See Note 1.
(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
NAA World Equity Income Series	3,517	$44,895	$52,926	$—	$52,926	2,708	$19.53	$19.53
Neuberger Berman AMT Quality Equity Portfolio (a)	9,842	283,781	420,831	—	420,831	19,994	17.77	30.52
Nomura VIP Asset Strategy Series (a)	64,356	553,090	643,564	—	643,564	52,223	12.32	12.32
Nomura VIP Balanced Series (a)	5,451	37,181	35,594	—	35,594	2,346	15.17	15.17
Nomura VIP Energy Series (a)	1,051	5,555	5,443	—	5,443	1,043	5.22	5.23
Nomura VIP Global Growth Series (a)	13,049	55,481	50,108	—	50,108	2,278	18.83	21.97
Nomura VIP Growth Series (a)	2,853	26,230	27,220	—	27,220	601	45.26	46.11
Nomura VIP High Income Series (a)	7,294	24,745	21,370	—	21,370	1,625	13.12	13.12
Nomura VIP International Core Equity Series (a)	2,436	41,402	47,348	—	47,348	3,747	12.63	12.63
Nomura VIP Limited+Term Bond Series (a)	—	—	—	—	—	—	7.29	8.09
Nomura VIP Mid Cap Growth Series (a)	11,842	115,689	91,418	—	91,418	4,489	18.08	22.86
Nomura VIP Natural Resources Series (a)	846	3,453	5,187	—	5,187	704	7.35	7.35
Nomura VIP Science And Technology Series (a)	4,804	130,606	156,907	—	156,907	3,406	34.63	51.29
Nomura VIP Small Cap Growth Series (a)	11,519	88,052	85,818	—	85,818	5,223	16.10	17.71
Nomura VIP Smid Cap Core Series (a)	267	3,747	3,610	—	3,610	220	16.43	16.43
PIMCO VIT All Asset	2,609	26,010	25,460	—	25,460	2,475	10.29	11.95
PIMCO VIT CommodityRealReturn Strategy	23,774	152,426	152,632	—	152,632	28,766	5.27	6.33
PIMCO VIT Emerging Markets Bond	25,599	298,231	292,343	—	292,343	26,444	9.36	11.19
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	598	7,027	5,956	—	5,956	593	10.05	10.05
PIMCO VIT High Yield	—	—	—	—	—	—	10.34	19.17
PIMCO VIT International Bond Portfolio (Unhedged)	8,095	70,576	60,873	—	60,873	9,573	5.97	6.49
PIMCO VIT Low Duration Administrative	14,397	138,020	140,806	—	140,806	19,792	7.11	7.11
PIMCO VIT Low Duration Advisor	28,948	293,460	283,116	—	283,116	39,637	6.98	7.65
PIMCO VIT Real Return Administrative	20,077	256,608	241,122	—	241,122	27,478	8.77	8.77
PIMCO VIT Real Return Advisor	13,732	163,957	164,920	—	164,920	19,427	7.71	8.88
PIMCO VIT Short-Term	64,996	667,487	671,407	—	671,407	80,960	7.67	8.58
PIMCO VIT Total Return Administrative	32,041	330,941	302,786	—	302,786	34,793	8.70	8.70
PIMCO VIT Total Return Advisor	50,349	525,176	475,797	—	475,797	59,944	7.60	8.72
Putnam VT Core Equity Fund	—	—	—	—	—	—	29.83	29.83
Putnam VT Large Cap Growth Fund	28,946	295,213	508,876	—	508,876	12,849	39.33	48.73
Putnam VT Large Cap Value	13,943	376,451	497,634	—	497,634	19,173	24.07	30.34
Putnam VT Small Cap Growth	16,757	354,307	361,104	—	361,104	15,691	18.88	23.62
Rydex VIF Banking	633	51,424	90,601	—	90,601	6,913	7.69	14.74
Rydex VIF Basic Materials	1,168	102,770	137,880	—	137,880	7,558	15.59	19.36
Rydex VIF Biotechnology	2,728	240,073	252,838	—	252,838	13,318	15.58	34.06
Rydex VIF Commodities Strategy	566	47,991	50,633	—	50,633	19,832	1.75	3.93
Rydex VIF Consumer Products	727	46,751	44,667	—	44,667	3,665	10.56	17.91
Rydex VIF Dow 2x Strategy (b)	392	56,309	106,369	—	106,369	2,676	39.69	46.82
Rydex VIF Electronics	1,334	155,858	285,876	—	285,876	12,287	23.23	23.23
Rydex VIF Energy	529	119,459	133,737	—	133,737	18,409	5.64	8.03

(a)	Name change. See Note 1.
(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Rydex VIF Energy Services	53	$24,387	$16,164	$—	$16,164	8,674	$1.86	$1.86
Rydex VIF Europe 1.25x Strategy (b)	—	23	35	—	35	4	7.96	7.96
Rydex VIF Financial Services	254	24,338	31,569	—	31,569	2,874	11.00	11.00
Rydex VIF Government Long Bond 1.2x Strategy (b)	36	8,728	6,354	—	6,354	1,062	5.96	5.96
Rydex VIF Health Care	1,954	133,091	156,001	—	156,001	8,449	17.33	25.16
Rydex VIF Internet	1,597	154,726	177,388	—	177,388	9,256	16.81	33.34
Rydex VIF Inverse Government Long Bond Strategy	—	—	—	—	—	—	1.52	1.52
Rydex VIF Inverse Mid-Cap Strategy	—	—	—	—	—	—	0.29	0.53
Rydex VIF Inverse NASDAQ-100® Strategy	—	—	—	—	—	—	0.10	0.10
Rydex VIF Inverse Russell 2000® Strategy (b)	3	777	317	—	317	1,198	0.27	0.27
Rydex VIF Inverse S&P 500 Strategy (b)	28	4,695	2,529	—	2,529	5,023	0.51	0.51
Rydex VIF Japan 2x Strategy (b)	693	56,934	76,313	—	76,313	5,271	13.13	14.50
Rydex VIF Leisure	445	45,857	60,745	—	60,745	4,235	14.25	14.37
Rydex VIF Mid-Cap 1.5x Strategy (b)	298	74,192	73,409	—	73,409	3,472	20.16	34.56
Rydex VIF Money Market	4,891,224	4,891,223	4,891,224	—	4,891,224	925,455	4.44	6.54
Rydex VIF NASDAQ-100®	2,986	202,416	288,843	—	288,843	5,499	43.26	63.74
Rydex VIF NASDAQ-100® 2x Strategy (b)	84	11,891	18,772	—	18,772	141	120.70	164.91
Rydex VIF Nova (b)	177	21,592	45,451	—	45,451	1,172	34.00	40.29
Rydex VIF Precious Metals	3,219	108,784	312,512	—	312,512	14,256	21.50	22.94
Rydex VIF Real Estate	1,573	58,955	60,019	—	60,019	4,811	9.59	13.75
Rydex VIF Retailing	247	33,330	34,891	—	34,891	1,865	16.24	23.03
Rydex VIF Russell 2000® 1.5x Strategy (b)	3	223	219	—	219	11	20.54	20.54
Rydex VIF Russell 2000® 2x Strategy (b)	2	300	289	—	289	25	11.40	11.40
Rydex VIF S&P 500 2x Strategy (b)	591	146,330	357,584	—	357,584	6,050	47.23	59.29
Rydex VIF S&P 500 Pure Growth	3,243	170,946	180,938	—	180,938	7,869	20.09	24.61
Rydex VIF S&P 500 Pure Value	9,281	428,899	611,040	—	611,040	34,583	15.46	19.00
Rydex VIF S&P MidCap 400 Pure Growth	1,873	69,818	72,528	—	72,528	3,707	12.80	21.97
Rydex VIF S&P MidCap 400 Pure Value	3,781	167,885	182,225	—	182,225	9,480	16.51	21.84
Rydex VIF S&P SmallCap 600 Pure Growth	275	14,101	15,781	—	15,781	905	17.44	17.44
Rydex VIF S&P SmallCap 600 Pure Value	570	37,212	50,029	—	50,029	3,349	14.93	14.93
Rydex VIF Strengthening Dollar 2x Strategy (b)	29	1,492	1,236	—	1,236	304	4.07	4.07
Rydex VIF Technology	8,078	1,267,839	1,964,991	—	1,964,991	58,320	24.29	44.41
Rydex VIF Transportation	166	19,313	16,672	—	16,672	1,076	15.42	18.51
Rydex VIF Utilities	2,339	72,117	101,083	—	101,083	7,893	11.18	17.91
Rydex VIF Weakening Dollar 2x Strategy (b)	1	108	108	—	108	45	2.37	2.37
T. Rowe Price Blue Chip Growth	11,592	526,001	703,844	—	703,844	17,990	34.23	47.99
T. Rowe Price Equity Income	4,320	124,401	123,799	—	123,799	6,213	16.57	22.56
T. Rowe Price Health Sciences	4,597	217,768	248,389	—	248,389	9,817	22.83	39.68
T. Rowe Price Limited-Term Bond	21,728	102,558	102,775	—	102,775	13,683	7.16	7.73
Templeton Developing Markets VIP Fund	50,801	447,126	613,679	—	613,679	28,172	11.96	24.34
Templeton Foreign VIP Fund	13,869	192,400	224,962	—	224,962	18,740	9.64	16.99

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Templeton Global Bond VIP Fund	6,245	$96,548	$82,240	$—	$82,240	14,091	$5.68	$6.56
VanEck VIP Global Gold	30,230	561,375	735,790	—	735,790	30,025	24.28	24.54
VanEck VIP Global Resources	909	22,663	29,056	—	29,056	4,396	6.14	7.47
Vanguard® VIF Balanced	8,854	198,445	224,982	—	224,982	13,368	15.73	17.97
Vanguard® VIF Capital Growth	2,670	126,568	165,076	—	165,076	6,532	24.52	28.27
Vanguard® VIF Conservative Allocation	1,427	32,733	37,767	—	37,767	2,991	11.05	12.62
Vanguard® VIF Diversified Value	60,465	889,664	1,056,332	—	1,056,332	50,698	20.83	20.83
Vanguard® VIF Equity Income	35,418	799,840	928,668	—	928,668	50,343	18.01	20.57
Vanguard® VIF Equity Index	35,824	1,947,399	2,936,132	—	2,936,132	109,490	23.69	27.06
Vanguard® VIF Global Bond Index	486	10,243	9,157	—	9,157	1,143	8.01	8.01
Vanguard® VIF Growth	11,651	334,890	427,353	—	427,353	16,228	26.03	29.73
Vanguard® VIF High Yield Bond	15,787	120,044	119,193	—	119,193	10,735	10.45	11.94
Vanguard® VIF International	29,825	773,542	852,705	—	852,705	47,138	16.26	18.57
Vanguard® VIF Mid-Cap Index	24,999	565,539	698,970	—	698,970	38,167	16.77	19.15
Vanguard® VIF Moderate Allocation	62,445	1,855,633	2,078,171	—	2,078,171	138,759	13.26	15.15
Vanguard® VIF Real Estate Index	8,612	102,438	99,639	—	99,639	8,735	10.31	11.78
Vanguard® VIF Short Term Investment Grade	81,033	825,969	864,625	—	864,625	98,011	8.09	9.24
Vanguard® VIF Small Company Growth (b)	4,075	84,535	77,714	—	77,714	5,046	15.04	17.17
Vanguard® VIF Total Bond Market Index	234,136	2,533,533	2,528,670	—	2,528,670	304,969	7.42	8.47
Vanguard® VIF Total International Stock Market Index	10,630	215,535	285,509	—	285,509	21,138	12.77	14.06
Vanguard® VIF Total Stock Market Index	39,559	1,772,140	2,410,353	—	2,410,353	96,582	22.53	25.72
Victory Pioneer Bond VCT Portfolio (a)	17,680	185,025	173,267	—	173,267	21,610	8.02	8.02
Victory Pioneer Equity Income VCT Portfolio (a)	1,347	24,844	16,662	—	16,662	985	16.92	16.92
Victory Pioneer Strategic Income VCT Portfolio (a)	8,942	89,591	83,786	—	83,786	9,797	8.55	8.55
Virtus Duff & Phelps Real Estate Securities Series	824	17,904	16,860	—	16,860	1,313	12.83	12.83
Virtus KAR Small-Cap Growth Series	11,106	327,825	170,141	—	170,141	7,942	20.39	22.99
Virtus Newfleet Multi-Sector Intermediate Bond Series	—	—	—	—	—	—	9.03	9.97
Virtus SGA International Growth Series	4,142	56,941	55,302	—	55,302	6,515	8.49	8.49
Voya MidCap Opportunities Portfolio	20,889	96,083	68,517	—	68,517	3,653	18.76	18.76
VY CBRE Global Real Estate Portfolio	1,124	12,791	11,743	—	11,743	1,147	9.04	10.43
VY CBRE Real Estate Portfolio	908	25,167	25,072	—	25,072	1,873	13.38	13.38

(a)	Name change. See Note 1.
(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets

Years Ended December 31, 2025 and 2024, Except as Noted

	AB VPS Discovery Value Portfolio	AB VPS Relative Value Portfolio	AFIS Capital World Growth and Income
Net assets as of December 31, 2023	$3,784	$35,040	$160,448

Investment income (loss):
Dividend distributions	—	483	2,685
Investment Expenses:
Mortality and expense risk and administrative charges	(3)	(483)	(1,248)

Net investment income (loss)	(3)	—	1,437

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,360	—
Realized capital gain (loss) on investments	(279)	27	35
Change in unrealized appreciation (depreciation)	255	2,588	19,201

Net gain (loss) on investments	(24)	3,975	19,236

Net increase (decrease) in net assets from operations	(27)	3,975	20,673

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(3,786)	—	—
Transfers between subaccounts, net	34	—	—
Maintenance charges and mortality adjustments	(5)	(76)	(234)

Increase (decrease) in net assets from contract transactions	(3,757)	(76)	(234)

Total increase (decrease) in net assets	(3,784)	3,899	20,439

Net assets as of December 31, 2024	$—	$38,939	$180,887

Investment income (loss):
Dividend distributions	—	359	1,759
Investment Expenses:
Mortality and expense risk and administrative charges	—	(505)	(1,089)

Net investment income (loss)	—	(146)	670

Increase (decrease) in net assets from operations:
Capital gain distributions	—	3,355	7,263
Realized capital gain (loss) on investments	—	25	10,593
Change in unrealized appreciation (depreciation)	—	198	18,717

Net gain (loss) on investments	—	3,578	36,573

Net increase (decrease) in net assets from operations	—	3,432	37,243

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	(74,517)
Transfers between subaccounts, net	—	—	4
Maintenance charges and mortality adjustments	—	(80)	(263)

Increase (decrease) in net assets from contract transactions	—	(80)	(74,776)

Total increase (decrease) in net assets	—	3,352	(37,533)

Net assets as of December 31, 2025	$—	$42,291	$143,354

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	AFIS U.S. Government Securities	AFIS Washington Mutual Investors	Alger Capital Appreciation(b)
Net assets as of December 31, 2023	$713,432	$909,260	$520,741

Investment income (loss):
Dividend distributions	30,654	14,357	—
Investment Expenses:
Mortality and expense risk and administrative charges	(8,812)	(10,374)	(7,577)

Net investment income (loss)	21,842	3,983	(7,577)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	8,240	—
Realized capital gain (loss) on investments	(11,711)	6,556	4,182
Change in unrealized appreciation (depreciation)	(16,564)	140,387	242,920

Net gain (loss) on investments	(28,275)	155,183	247,102

Net increase (decrease) in net assets from operations	(6,433)	159,166	239,525

Contract owner transactions:
Variable annuity deposits	1,872	—	720
Terminations, withdrawals and annuity payments	(41,849)	(29,865)	(14,029)
Transfers between subaccounts, net	146,258	(292)	(16)
Maintenance charges and mortality adjustments	(1,125)	(1,353)	(625)

Increase (decrease) in net assets from contract transactions	105,156	(31,510)	(13,950)

Total increase (decrease) in net assets	98,723	127,656	225,575

Net assets as of December 31, 2024	$812,155	$1,036,916	$746,316

Investment income (loss):
Dividend distributions	34,831	14,770	—
Investment Expenses:
Mortality and expense risk and administrative charges	(9,059)	(11,525)	(7,960)

Net investment income (loss)	25,772	3,245	(7,960)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	81,171	89,901
Realized capital gain (loss) on investments	(2,200)	9,803	184,463
Change in unrealized appreciation (depreciation)	28,216	75,878	(55,620)

Net gain (loss) on investments	26,016	166,852	218,744

Net increase (decrease) in net assets from operations	51,788	170,097	210,784

Contract owner transactions:
Variable annuity deposits	1,872	105,819	8,237
Terminations, withdrawals and annuity payments	(3,549)	(41,939)	(457,186)
Transfers between subaccounts, net	—	377	(2,120)
Maintenance charges and mortality adjustments	(1,219)	(1,423)	(575)

Increase (decrease) in net assets from contract transactions	(2,896)	62,834	(451,644)

Total increase (decrease) in net assets	48,892	232,931	(240,860)

Net assets as of December 31, 2025	$861,047	$1,269,847	$505,456

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Alger Large Cap Growth	Allspring Opportunity VT	Allspring VT Discovery All Cap Growth Fund
Net assets as of December 31, 2023	$30,600	$135,911	$90,662

Investment income (loss):
Dividend distributions	—	67	—
Investment Expenses:
Mortality and expense risk and administrative charges	(205)	(1,997)	(1,278)

Net investment income (loss)	(205)	(1,930)	(1,278)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	14,114	4,943
Realized capital gain (loss) on investments	9,104	1,702	(111)
Change in unrealized appreciation (depreciation)	2,671	3,883	14,099

Net gain (loss) on investments	11,775	19,699	18,931

Net increase (decrease) in net assets from operations	11,570	17,769	17,653

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(27,359)	(10,338)	—
Transfers between subaccounts, net	(476)	(2,909)	—
Maintenance charges and mortality adjustments	(105)	(194)	(206)

Increase (decrease) in net assets from contract transactions	(27,940)	(13,441)	(206)

Total increase (decrease) in net assets	(16,370)	4,328	17,447

Net assets as of December 31, 2024	$14,230	$140,239	$108,109

Investment income (loss):
Dividend distributions	—	70	—
Investment Expenses:
Mortality and expense risk and administrative charges	(265)	(1,900)	(1,446)

Net investment income (loss)	(265)	(1,830)	(1,446)

Increase (decrease) in net assets from operations:
Capital gain distributions	6,926	14,153	40,543
Realized capital gain (loss) on investments	159	1,082	(207)
Change in unrealized appreciation (depreciation)	3,660	(6,503)	(23,951)

Net gain (loss) on investments	10,745	8,732	16,385

Net increase (decrease) in net assets from operations	10,480	6,902	14,939

Contract owner transactions:
Variable annuity deposits	12,903	—	—
Terminations, withdrawals and annuity payments	(1,342)	(10,685)	—
Transfers between subaccounts, net	28,246	(2,259)	—
Maintenance charges and mortality adjustments	(146)	(201)	(232)

Increase (decrease) in net assets from contract transactions	39,661	(13,145)	(232)

Total increase (decrease) in net assets	50,141	(6,243)	14,707

Net assets as of December 31, 2025	$64,371	$133,996	$122,816

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	ALPS/Alerian Energy Infrastructure	American Funds IS® Asset Allocation	American Funds IS® Capital World Bond
Net assets as of December 31, 2023	$81,835	$713,213	$99,000

Investment income (loss):
Dividend distributions	1,508	12,275	1,794
Investment Expenses:
Mortality and expense risk and administrative charges	(580)	(6,714)	(352)

Net investment income (loss)	928	5,561	1,442

Increase (decrease) in net assets from operations:
Capital gain distributions	1,213	32,944	—
Realized capital gain (loss) on investments	9,438	1,954	(753)
Change in unrealized appreciation (depreciation)	3,682	53,109	(4,171)

Net gain (loss) on investments	14,333	88,007	(4,924)

Net increase (decrease) in net assets from operations	15,261	93,568	(3,482)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(19,158)	(45,743)	(3,356)
Transfers between subaccounts, net	35,618	(157,562)	(45)
Maintenance charges and mortality adjustments	(102)	(1,299)	(21)

Increase (decrease) in net assets from contract transactions	16,358	(204,604)	(3,422)

Total increase (decrease) in net assets	31,619	(111,036)	(6,904)

Net assets as of December 31, 2024	$113,454	$602,177	$92,096

Investment income (loss):
Dividend distributions	2,248	11,820	2,790
Investment Expenses:
Mortality and expense risk and administrative charges	(735)	(6,337)	(335)

Net investment income (loss)	1,513	5,483	2,455

Increase (decrease) in net assets from operations:
Capital gain distributions	5,738	45,101	—
Realized capital gain (loss) on investments	9,568	540	(65)
Change in unrealized appreciation (depreciation)	(13,912)	35,753	5,584

Net gain (loss) on investments	1,394	81,394	5,519

Net increase (decrease) in net assets from operations	2,907	86,877	7,974

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(15)	(1,751)	—
Transfers between subaccounts, net	(71,976)	—	—
Maintenance charges and mortality adjustments	(114)	(1,098)	(18)

Increase (decrease) in net assets from contract transactions	(72,105)	(2,849)	(18)

Total increase (decrease) in net assets	(69,198)	84,028	7,956

Net assets as of December 31, 2025	$44,256	$686,205	$100,052

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	American Funds IS® Global Growth	American Funds IS® Global Small Capitalization	American Funds IS® Growth
Net assets as of December 31, 2023	$343,307	$90,062	$689,557

Investment income (loss):
Dividend distributions	5,160	175	1,355
Investment Expenses:
Mortality and expense risk and administrative charges	(3,933)	(513)	(9,157)

Net investment income (loss)	1,227	(338)	(7,802)

Increase (decrease) in net assets from operations:
Capital gain distributions	10,972	799	19,961
Realized capital gain (loss) on investments	3,666	(46,823)	64,311
Change in unrealized appreciation (depreciation)	26,285	45,300	109,638

Net gain (loss) on investments	40,923	(724)	193,910

Net increase (decrease) in net assets from operations	42,150	(1,062)	186,108

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(16,720)	(77,910)	(311,338)
Transfers between subaccounts, net	(155)	(162)	154,783
Maintenance charges and mortality adjustments	(1,053)	(155)	(2,221)

Increase (decrease) in net assets from contract transactions	(17,928)	(78,227)	(158,776)

Total increase (decrease) in net assets	24,222	(79,289)	27,332

Net assets as of December 31, 2024	$367,529	$10,773	$716,889

Investment income (loss):
Dividend distributions	4,539	43	762
Investment Expenses:
Mortality and expense risk and administrative charges	(3,921)	(143)	(8,652)

Net investment income (loss)	618	(100)	(7,890)

Increase (decrease) in net assets from operations:
Capital gain distributions	49,577	248	47,715
Realized capital gain (loss) on investments	8,992	(151)	65,588
Change in unrealized appreciation (depreciation)	14,007	1,345	7,683

Net gain (loss) on investments	72,576	1,442	120,986

Net increase (decrease) in net assets from operations	73,194	1,342	113,096

Contract owner transactions:
Variable annuity deposits	20,518	—	—
Terminations, withdrawals and annuity payments	(66,578)	(124)	(131,285)
Transfers between subaccounts, net	(470)	10,954	1,161,512
Maintenance charges and mortality adjustments	(1,133)	(24)	(2,335)

Increase (decrease) in net assets from contract transactions	(47,663)	10,806	1,027,892

Total increase (decrease) in net assets	25,531	12,148	1,140,988

Net assets as of December 31, 2025	$393,060	$22,921	$1,857,877

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	American Funds IS® Growth- Income	American Funds IS® International	American Funds IS® International Growth and Income
Net assets as of December 31, 2023	$389,339	$50,397	$275,646

Investment income (loss):
Dividend distributions	3,996	898	6,745
Investment Expenses:
Mortality and expense risk and administrative charges	(4,281)	(840)	(1,010)

Net investment income (loss)	(285)	58	5,735

Increase (decrease) in net assets from operations:
Capital gain distributions	17,766	—	—
Realized capital gain (loss) on investments	11,116	(59)	(882)
Change in unrealized appreciation (depreciation)	51,186	337	2,777

Net gain (loss) on investments	80,068	278	1,895

Net increase (decrease) in net assets from operations	79,783	336	7,630

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(47,046)	—	(3,233)
Transfers between subaccounts, net	43,624	36,124	(559)
Maintenance charges and mortality adjustments	(1,112)	(170)	(351)

Increase (decrease) in net assets from contract transactions	(4,534)	35,954	(4,143)

Total increase (decrease) in net assets	75,249	36,290	3,487

Net assets as of December 31, 2024	$464,588	$86,687	$279,133

Investment income (loss):
Dividend distributions	3,359	595	7,881
Investment Expenses:
Mortality and expense risk and administrative charges	(4,966)	(645)	(1,119)

Net investment income (loss)	(1,607)	(50)	6,762

Increase (decrease) in net assets from operations:
Capital gain distributions	83,209	—	—
Realized capital gain (loss) on investments	16,820	262	(116)
Change in unrealized appreciation (depreciation)	(24,089)	15,184	89,382

Net gain (loss) on investments	75,940	15,446	89,266

Net increase (decrease) in net assets from operations	74,333	15,396	96,028

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(89,373)	(8,593)	(3,579)
Transfers between subaccounts, net	28,450	(37,892)	(538)
Maintenance charges and mortality adjustments	(1,169)	(140)	(403)

Increase (decrease) in net assets from contract transactions	(62,092)	(46,625)	(4,520)

Total increase (decrease) in net assets	12,241	(31,229)	91,508

Net assets as of December 31, 2025	$476,829	$55,458	$370,641

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	American Funds IS® Mortgage	American Funds IS® New World	BlackRock Advantage Large Cap Core V.I.
Net assets as of December 31, 2023	$—	$132,285	$28,676

Investment income (loss):
Dividend distributions	—	1,647	139
Investment Expenses:
Mortality and expense risk and administrative charges	—	(1,468)	(408)

Net investment income (loss)	—	179	(269)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	651	3,265
Realized capital gain (loss) on investments	—	116	(66)
Change in unrealized appreciation (depreciation)	—	5,983	3,722

Net gain (loss) on investments	—	6,750	6,921

Net increase (decrease) in net assets from operations	—	6,929	6,652

Contract owner transactions:
Variable annuity deposits	—	144	—
Terminations, withdrawals and annuity payments	—	(985)	(393)
Transfers between subaccounts, net	—	—	(7)
Maintenance charges and mortality adjustments	—	(186)	(65)

Increase (decrease) in net assets from contract transactions	—	(1,027)	(465)

Total increase (decrease) in net assets	—	5,902	6,187

Net assets as of December 31, 2024	$—	$138,187	$34,863

Investment income (loss):
Dividend distributions	—	1,504	89
Investment Expenses:
Mortality and expense risk and administrative charges	(372)	(1,663)	(461)

Net investment income (loss)	(372)	(159)	(372)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	6,380	4,333
Realized capital gain (loss) on investments	(897)	786	11
Change in unrealized appreciation (depreciation)	—	30,593	2,377

Net gain (loss) on investments	(897)	37,759	6,721

Net increase (decrease) in net assets from operations	(1,269)	37,600	6,349

Contract owner transactions:
Variable annuity deposits	—	168	—
Terminations, withdrawals and annuity payments	—	(2,670)	—
Transfers between subaccounts, net	1,335	5,745	—
Maintenance charges and mortality adjustments	(66)	(209)	(74)

Increase (decrease) in net assets from contract transactions	1,269	3,034	(74)

Total increase (decrease) in net assets	—	40,634	6,275

Net assets as of December 31, 2025	$—	$178,821	$41,138

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	BlackRock Basic Value V.I.	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.
Net assets as of December 31, 2023	$133,226	$253,795	$131,622

Investment income (loss):
Dividend distributions	353	5,295	1,504
Investment Expenses:
Mortality and expense risk and administrative charges	(446)	(2,997)	(1,344)

Net investment income (loss)	(93)	2,298	160

Increase (decrease) in net assets from operations:
Capital gain distributions	1,524	17,093	8,260
Realized capital gain (loss) on investments	(6,797)	1,910	(241)
Change in unrealized appreciation (depreciation)	8,409	(1,549)	2,625

Net gain (loss) on investments	3,136	17,454	10,644

Net increase (decrease) in net assets from operations	3,043	19,752	10,804

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(21,007)	(48,453)	(40,839)
Transfers between subaccounts, net	(95,049)	—	11
Maintenance charges and mortality adjustments	(56)	(316)	(120)

Increase (decrease) in net assets from contract transactions	(116,112)	(48,769)	(40,948)

Total increase (decrease) in net assets	(113,069)	(29,017)	(30,144)

Net assets as of December 31, 2024	$20,157	$224,778	$101,478

Investment income (loss):
Dividend distributions	414	5,730	4,719
Investment Expenses:
Mortality and expense risk and administrative charges	(273)	(3,146)	(1,377)

Net investment income (loss)	141	2,584	3,342

Increase (decrease) in net assets from operations:
Capital gain distributions	2,854	25,639	11,510
Realized capital gain (loss) on investments	16	303	(9)
Change in unrealized appreciation (depreciation)	1,449	21,357	3,444

Net gain (loss) on investments	4,319	47,299	14,945

Net increase (decrease) in net assets from operations	4,460	49,883	18,287

Contract owner transactions:
Variable annuity deposits	—	36,369	—
Terminations, withdrawals and annuity payments	(514)	(1,430)	—
Transfers between subaccounts, net	—	(249)	—
Maintenance charges and mortality adjustments	(43)	(217)	—

Increase (decrease) in net assets from contract transactions	(557)	34,473	—

Total increase (decrease) in net assets	3,903	84,356	18,287

Net assets as of December 31, 2025	$24,060	$309,134	$119,765

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	BlackRock High Yield V.I.	BlackRock Large Cap Focus Growth V.I.	BNY Mellon IP Small Cap Stock Index
Net assets as of December 31, 2023	$464,398	$47,359	$104,216

Investment income (loss):
Dividend distributions	32,150	—	1,542
Investment Expenses:
Mortality and expense risk and administrative charges	(3,811)	(1,909)	(661)

Net investment income (loss)	28,339	(1,909)	881

Increase (decrease) in net assets from operations:
Capital gain distributions	—	13,212	3,022
Realized capital gain (loss) on investments	(414)	1,117	1,527
Change in unrealized appreciation (depreciation)	4,660	23,455	533

Net gain (loss) on investments	4,246	37,784	5,082

Net increase (decrease) in net assets from operations	32,585	35,875	5,963

Contract owner transactions:
Variable annuity deposits	12,992	—	—
Terminations, withdrawals and annuity payments	(5,307)	(5,121)	(4,382)
Transfers between subaccounts, net	(13)	95,013	16,471
Maintenance charges and mortality adjustments	(1,183)	(680)	(242)

Increase (decrease) in net assets from contract transactions	6,489	89,212	11,847

Total increase (decrease) in net assets	39,074	125,087	17,810

Net assets as of December 31, 2024	$503,472	$172,446	$122,026

Investment income (loss):
Dividend distributions	32,163	—	1,238
Investment Expenses:
Mortality and expense risk and administrative charges	(3,968)	(1,984)	(604)

Net investment income (loss)	28,195	(1,984)	634

Increase (decrease) in net assets from operations:
Capital gain distributions	1,091	14,445	9,421
Realized capital gain (loss) on investments	(3,111)	30,216	(52)
Change in unrealized appreciation (depreciation)	11,650	(25,702)	(7,209)

Net gain (loss) on investments	9,630	18,959	2,160

Net increase (decrease) in net assets from operations	37,825	16,975	2,794

Contract owner transactions:
Variable annuity deposits	8,424	—	—
Terminations, withdrawals and annuity payments	(43,849)	(8,535)	(3,422)
Transfers between subaccounts, net	1,385	(117,495)	(19,972)
Maintenance charges and mortality adjustments	(1,117)	(552)	(231)

Increase (decrease) in net assets from contract transactions	(35,157)	(126,582)	(23,625)

Total increase (decrease) in net assets	2,668	(109,607)	(20,831)

Net assets as of December 31, 2025	$506,140	$62,839	$101,195

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	BNY Mellon IP Technology Growth	BNY Mellon VIF Appreciation	Dimensional VA Global Moderate Allocation
Net assets as of December 31, 2023	$201,760	$9,871	$—

Investment income (loss):
Dividend distributions	—	19	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,823)	(135)	(11)

Net investment income (loss)	(2,823)	(116)	(11)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	774	—
Realized capital gain (loss) on investments	2,501	(43)	—
Change in unrealized appreciation (depreciation)	48,674	476	(486)

Net gain (loss) on investments	51,175	1,207	(486)

Net increase (decrease) in net assets from operations	48,352	1,091	(497)

Contract owner transactions:
Variable annuity deposits	18	—	—
Terminations, withdrawals and annuity payments	(12,440)	—	—
Transfers between subaccounts, net	(14)	—	47,265
Maintenance charges and mortality adjustments	(774)	(21)	(9)

Increase (decrease) in net assets from contract transactions	(13,210)	(21)	47,256

Total increase (decrease) in net assets	35,142	1,070	46,759

Net assets as of December 31, 2024	$236,902	$10,941	$46,759

Investment income (loss):
Dividend distributions	—	83	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,218)	(217)	(153)

Net investment income (loss)	(3,218)	(134)	(153)

Increase (decrease) in net assets from operations:
Capital gain distributions	129,989	15,426	—
Realized capital gain (loss) on investments	(1,379)	(24,980)	(911)
Change in unrealized appreciation (depreciation)	(62,470)	2,049	486

Net gain (loss) on investments	66,140	(7,505)	(425)

Net increase (decrease) in net assets from operations	62,922	(7,639)	(578)

Contract owner transactions:
Variable annuity deposits	8,848	—	—
Terminations, withdrawals and annuity payments	(6,450)	—	—
Transfers between subaccounts, net	(5,981)	8,573	(46,166)
Maintenance charges and mortality adjustments	(778)	(38)	(15)

Increase (decrease) in net assets from contract transactions	(4,361)	8,535	(46,181)

Total increase (decrease) in net assets	58,561	896	(46,759)

Net assets as of December 31, 2025	$295,463	$11,837	$—

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio
Net assets as of December 31, 2023	$225,283	$1,139,231	$199,680

Investment income (loss):
Dividend distributions	8,174	44,302	9,935
Investment Expenses:
Mortality and expense risk and administrative charges	(1,149)	(4,206)	(513)

Net investment income (loss)	7,025	40,096	9,422

Increase (decrease) in net assets from operations:
Capital gain distributions	6,392	22,864	—
Realized capital gain (loss) on investments	256	12,127	191
Change in unrealized appreciation (depreciation)	(6,159)	(6,472)	759

Net gain (loss) on investments	489	28,519	950

Net increase (decrease) in net assets from operations	7,514	68,615	10,372

Contract owner transactions:
Variable annuity deposits	7,360	12,960	—
Terminations, withdrawals and annuity payments	(2,172)	(124,328)	(1,957)
Transfers between subaccounts, net	(5)	(57,320)	(1,063)
Maintenance charges and mortality adjustments	(198)	(479)	(406)

Increase (decrease) in net assets from contract transactions	4,985	(169,167)	(3,426)

Total increase (decrease) in net assets	12,499	(100,552)	6,946

Net assets as of December 31, 2024	$237,782	$1,038,679	$206,626

Investment income (loss):
Dividend distributions	9,232	57,757	7,560
Investment Expenses:
Mortality and expense risk and administrative charges	(2,922)	(3,537)	(480)

Net investment income (loss)	6,310	54,220	7,080

Increase (decrease) in net assets from operations:
Capital gain distributions	11,170	42,042	—
Realized capital gain (loss) on investments	29,190	7,291	(220)
Change in unrealized appreciation (depreciation)	55,944	359,212	822

Net gain (loss) on investments	96,304	408,545	602

Net increase (decrease) in net assets from operations	102,614	462,765	7,682

Contract owner transactions:
Variable annuity deposits	2,976	9,815	—
Terminations, withdrawals and annuity payments	(16,859)	(28,543)	(2,031)
Transfers between subaccounts, net	(24,601)	16,521	(29,543)
Maintenance charges and mortality adjustments	(380)	(414)	(383)

Increase (decrease) in net assets from contract transactions	(38,864)	(2,621)	(31,957)

Total increase (decrease) in net assets	63,750	460,144	(24,275)

Net assets as of December 31, 2025	$301,532	$1,498,823	$182,351

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio	Donoghue Forlines Dividend VIT Fund
Net assets as of December 31, 2023	$509,180	$561,271	$10,346

Investment income (loss):
Dividend distributions	7,597	6,193	175
Investment Expenses:
Mortality and expense risk and administrative charges	(4,039)	(3,266)	(28)

Net investment income (loss)	3,558	2,927	147

Increase (decrease) in net assets from operations:
Capital gain distributions	38,278	30,169	—
Realized capital gain (loss) on investments	75,367	(2,179)	—
Change in unrealized appreciation (depreciation)	(43,573)	(2,295)	1,143

Net gain (loss) on investments	70,072	25,695	1,143

Net increase (decrease) in net assets from operations	73,630	28,622	1,290

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(209,032)	(139,455)	—
Transfers between subaccounts, net	3	(102,270)	—
Maintenance charges and mortality adjustments	(946)	(450)	(23)

Increase (decrease) in net assets from contract transactions	(209,975)	(242,175)	(23)

Total increase (decrease) in net assets	(136,345)	(213,553)	1,267

Net assets as of December 31, 2024	$372,835	$347,718	$11,613

Investment income (loss):
Dividend distributions	6,283	11,993	156
Investment Expenses:
Mortality and expense risk and administrative charges	(3,424)	(1,202)	(31)

Net investment income (loss)	2,859	10,791	125

Increase (decrease) in net assets from operations:
Capital gain distributions	19,625	54,257	—
Realized capital gain (loss) on investments	19,041	913	18
Change in unrealized appreciation (depreciation)	7,972	(28,406)	1,820

Net gain (loss) on investments	46,638	26,764	1,838

Net increase (decrease) in net assets from operations	49,497	37,555	1,963

Contract owner transactions:
Variable annuity deposits	—	6,839	—
Terminations, withdrawals and annuity payments	(71,438)	(10,472)	—
Transfers between subaccounts, net	(14)	310,158	(2)
Maintenance charges and mortality adjustments	(722)	(108)	(25)

Increase (decrease) in net assets from contract transactions	(72,174)	306,417	(27)

Total increase (decrease) in net assets	(22,677)	343,972	1,936

Net assets as of December 31, 2025	$350,158	$691,690	$13,549

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	DWS Small Mid Cap Value VIP	Eaton Vance VT Floating-Rate Income	Federated Hermes Fund for U.S. Government Securities II
Net assets as of December 31, 2023	$387,084	$233,061	$161,644

Investment income (loss):
Dividend distributions	3,231	17,700	5,574
Investment Expenses:
Mortality and expense risk and administrative charges	(1,023)	(565)	(2,091)

Net investment income (loss)	2,208	17,135	3,483

Increase (decrease) in net assets from operations:
Capital gain distributions	19,277	—	—
Realized capital gain (loss) on investments	454	(1,609)	(1,035)
Change in unrealized appreciation (depreciation)	(231)	464	(3,642)

Net gain (loss) on investments	19,500	(1,145)	(4,677)

Net increase (decrease) in net assets from operations	21,708	15,990	(1,194)

Contract owner transactions:
Variable annuity deposits	16,640	12,800	—
Terminations, withdrawals and annuity payments	(3,582)	(46,180)	(4,308)
Transfers between subaccounts, net	(54)	(15)	—
Maintenance charges and mortality adjustments	(219)	(218)	(550)

Increase (decrease) in net assets from contract transactions	12,785	(33,613)	(4,858)

Total increase (decrease) in net assets	34,493	(17,623)	(6,052)

Net assets as of December 31, 2024	$421,577	$215,438	$155,592

Investment income (loss):
Dividend distributions	2,482	15,189	6,098
Investment Expenses:
Mortality and expense risk and administrative charges	(755)	(613)	(2,058)

Net investment income (loss)	1,727	14,576	4,040

Increase (decrease) in net assets from operations:
Capital gain distributions	48,887	—	—
Realized capital gain (loss) on investments	32,693	(137)	(1,275)
Change in unrealized appreciation (depreciation)	(30,565)	(6,190)	5,527

Net gain (loss) on investments	51,015	(6,327)	4,252

Net increase (decrease) in net assets from operations	52,742	8,249	8,292

Contract owner transactions:
Variable annuity deposits	1,392	8,262	—
Terminations, withdrawals and annuity payments	(1,222)	(1,166)	(4,257)
Transfers between subaccounts, net	(474,330)	10,696	(569)
Maintenance charges and mortality adjustments	(159)	(189)	(529)

Increase (decrease) in net assets from contract transactions	(474,319)	17,603	(5,355)

Total increase (decrease) in net assets	(421,577)	25,852	2,937

Net assets as of December 31, 2025	$—	$241,290	$158,529

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Federated Hermes High Income Bond II	Fidelity® VIP Balanced	Fidelity® VIP Contrafund
Net assets as of December 31, 2023	$264,378	$662,148	$1,629,629

Investment income (loss):
Dividend distributions	13,951	13,572	635
Investment Expenses:
Mortality and expense risk and administrative charges	(2,796)	(8,784)	(21,440)

Net investment income (loss)	11,155	4,788	(20,805)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	23,251	252,677
Realized capital gain (loss) on investments	(1,430)	8,175	58,198
Change in unrealized appreciation (depreciation)	2,660	58,235	240,461

Net gain (loss) on investments	1,230	89,661	551,336

Net increase (decrease) in net assets from operations	12,385	94,449	530,531

Contract owner transactions:
Variable annuity deposits	—	98,734	—
Terminations, withdrawals and annuity payments	(14,145)	(68,216)	(131,208)
Transfers between subaccounts, net	5,793	126,903	145,627
Maintenance charges and mortality adjustments	(488)	(1,224)	(4,533)

Increase (decrease) in net assets from contract transactions	(8,840)	156,197	9,886

Total increase (decrease) in net assets	3,545	250,646	540,417

Net assets as of December 31, 2024	$267,923	$912,794	$2,170,046

Investment income (loss):
Dividend distributions	15,348	14,210	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,775)	(10,167)	(22,548)

Net investment income (loss)	12,573	4,043	(22,548)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	47,644	332,368
Realized capital gain (loss) on investments	(1,200)	7,290	169,851
Change in unrealized appreciation (depreciation)	6,978	49,048	(72,163)

Net gain (loss) on investments	5,778	103,982	430,056

Net increase (decrease) in net assets from operations	18,351	108,025	407,508

Contract owner transactions:
Variable annuity deposits	—	11,269	—
Terminations, withdrawals and annuity payments	(14,451)	(22,401)	(443,749)
Transfers between subaccounts, net	3,470	(63,035)	(82,767)
Maintenance charges and mortality adjustments	(438)	(1,180)	(4,595)

Increase (decrease) in net assets from contract transactions	(11,419)	(75,347)	(531,111)

Total increase (decrease) in net assets	6,932	32,678	(123,603)

Net assets as of December 31, 2025	$274,855	$945,472	$2,046,443

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Fidelity® VIP Disciplined Small Cap	Fidelity® VIP Emerging Markets	Fidelity® VIP Growth & Income
Net assets as of December 31, 2023	$43,861	$234,018	$495,386

Investment income (loss):
Dividend distributions	398	3,548	7,230
Investment Expenses:
Mortality and expense risk and administrative charges	(294)	(1,570)	(3,403)

Net investment income (loss)	104	1,978	3,827

Increase (decrease) in net assets from operations:
Capital gain distributions	273	—	38,935
Realized capital gain (loss) on investments	664	4,075	3,549
Change in unrealized appreciation (depreciation)	5,822	20,312	58,325

Net gain (loss) on investments	6,759	24,387	100,809

Net increase (decrease) in net assets from operations	6,863	26,365	104,636

Contract owner transactions:
Variable annuity deposits	—	33,892	—
Terminations, withdrawals and annuity payments	(2,266)	(7,457)	(6,900)
Transfers between subaccounts, net	(1,014)	2,192	—
Maintenance charges and mortality adjustments	(35)	(464)	(1,149)

Increase (decrease) in net assets from contract transactions	(3,315)	28,163	(8,049)

Total increase (decrease) in net assets	3,548	54,528	96,587

Net assets as of December 31, 2024	$47,409	$288,546	$591,973

Investment income (loss):
Dividend distributions	499	10,527	8,950
Investment Expenses:
Mortality and expense risk and administrative charges	(397)	(2,291)	(3,928)

Net investment income (loss)	102	8,236	5,022

Increase (decrease) in net assets from operations:
Capital gain distributions	3,786	5,762	64,323
Realized capital gain (loss) on investments	630	7,805	11,314
Change in unrealized appreciation (depreciation)	3,394	114,311	43,173

Net gain (loss) on investments	7,810	127,878	118,810

Net increase (decrease) in net assets from operations	7,912	136,114	123,832

Contract owner transactions:
Variable annuity deposits	8,210	8,210	26,277
Terminations, withdrawals and annuity payments	(2,363)	(12,865)	(26,199)
Transfers between subaccounts, net	28,414	483,329	175
Maintenance charges and mortality adjustments	(38)	(734)	(1,244)

Increase (decrease) in net assets from contract transactions	34,223	477,940	(991)

Total increase (decrease) in net assets	42,135	614,054	122,841

Net assets as of December 31, 2025	$89,544	$902,600	$714,814

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Fidelity® VIP Growth Opportunities	Fidelity® VIP High Income	Fidelity® VIP Index 500
Net assets as of December 31, 2023	$1,668,656	$44,088	$1,152,075

Investment income (loss):
Dividend distributions	—	2,200	13,513
Investment Expenses:
Mortality and expense risk and administrative charges	(12,435)	(389)	(14,726)

Net investment income (loss)	(12,435)	1,811	(1,213)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	793
Realized capital gain (loss) on investments	96,948	(71)	95,794
Change in unrealized appreciation (depreciation)	488,962	1,559	158,411

Net gain (loss) on investments	585,910	1,488	254,998

Net increase (decrease) in net assets from operations	573,475	3,299	253,785

Contract owner transactions:
Variable annuity deposits	33,281	—	65,622
Terminations, withdrawals and annuity payments	(377,342)	(11,210)	(212,740)
Transfers between subaccounts, net	(5,487)	(80)	95,984
Maintenance charges and mortality adjustments	(3,622)	(108)	(5,912)

Increase (decrease) in net assets from contract transactions	(353,170)	(11,398)	(57,046)

Total increase (decrease) in net assets	220,305	(8,099)	196,739

Net assets as of December 31, 2024	$1,888,961	$35,989	$1,348,814

Investment income (loss):
Dividend distributions	—	2,537	16,049
Investment Expenses:
Mortality and expense risk and administrative charges	(11,272)	(393)	(16,358)

Net investment income (loss)	(11,272)	2,144	(309)

Increase (decrease) in net assets from operations:
Capital gain distributions	25,637	—	7,832
Realized capital gain (loss) on investments	763,751	(23)	46,738
Change in unrealized appreciation (depreciation)	(410,214)	1,171	224,860

Net gain (loss) on investments	379,174	1,148	279,430

Net increase (decrease) in net assets from operations	367,902	3,292	279,121

Contract owner transactions:
Variable annuity deposits	76,952	—	365,391
Terminations, withdrawals and annuity payments	(93,135)	—	(79,728)
Transfers between subaccounts, net	(1,355,329)	—	29,251
Maintenance charges and mortality adjustments	(2,997)	(75)	(6,810)

Increase (decrease) in net assets from contract transactions	(1,374,509)	(75)	308,104

Total increase (decrease) in net assets	(1,006,607)	3,217	587,225

Net assets as of December 31, 2025	$882,354	$39,206	$1,936,039

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Fidelity® VIP Investment Grade Bond	Fidelity® VIP Mid Cap	Fidelity® VIP Overseas
Net assets as of December 31, 2023	$674,072	$65,616	$122,988

Investment income (loss):
Dividend distributions	17,986	256	1,792
Investment Expenses:
Mortality and expense risk and administrative charges	(5,662)	(321)	(1,028)

Net investment income (loss)	12,324	(65)	764

Increase (decrease) in net assets from operations:
Capital gain distributions	—	9,848	5,871
Realized capital gain (loss) on investments	(27,248)	136	1,200
Change in unrealized appreciation (depreciation)	17,297	945	(2,832)

Net gain (loss) on investments	(9,951)	10,929	4,239

Net increase (decrease) in net assets from operations	2,373	10,864	5,003

Contract owner transactions:
Variable annuity deposits	60	—	384
Terminations, withdrawals and annuity payments	(158,446)	(893)	(3,713)
Transfers between subaccounts, net	(10,630)	(281)	(902)
Maintenance charges and mortality adjustments	(2,169)	(93)	(167)

Increase (decrease) in net assets from contract transactions	(171,185)	(1,267)	(4,398)

Total increase (decrease) in net assets	(168,812)	9,597	605

Net assets as of December 31, 2024	$505,260	$75,213	$123,593

Investment income (loss):
Dividend distributions	16,315	187	1,947
Investment Expenses:
Mortality and expense risk and administrative charges	(5,076)	(321)	(1,139)

Net investment income (loss)	11,239	(134)	808

Increase (decrease) in net assets from operations:
Capital gain distributions	—	8,984	12,649
Realized capital gain (loss) on investments	(13,051)	143	4,029
Change in unrealized appreciation (depreciation)	30,091	(891)	7,417

Net gain (loss) on investments	17,040	8,236	24,095

Net increase (decrease) in net assets from operations	28,279	8,102	24,903

Contract owner transactions:
Variable annuity deposits	90	—	384
Terminations, withdrawals and annuity payments	(71,760)	(3,101)	(3,515)
Transfers between subaccounts, net	9,518	(219)	(751)
Maintenance charges and mortality adjustments	(1,797)	(97)	(154)

Increase (decrease) in net assets from contract transactions	(63,949)	(3,417)	(4,036)

Total increase (decrease) in net assets	(35,670)	4,685	20,867

Net assets as of December 31, 2025	$469,590	$79,898	$144,460

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Fidelity® VIP Real Estate	Fidelity® VIP Strategic Income	Franklin DynaTech VIP
Net assets as of December 31, 2023	$72,572	$199,979	$24,395

Investment income (loss):
Dividend distributions	2,434	6,822	—
Investment Expenses:
Mortality and expense risk and administrative charges	(454)	(2,405)	(122)

Net investment income (loss)	1,980	4,417	(122)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(2,516)	(501)	(989)
Change in unrealized appreciation (depreciation)	2,831	5,070	8,995

Net gain (loss) on investments	315	4,569	8,006

Net increase (decrease) in net assets from operations	2,295	8,986	7,884

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(13,554)	(14,831)	(26,356)
Transfers between subaccounts, net	9	(45)	(27)
Maintenance charges and mortality adjustments	(68)	(575)	(51)

Increase (decrease) in net assets from contract transactions	(13,613)	(15,451)	(26,434)

Total increase (decrease) in net assets	(11,318)	(6,465)	(18,550)

Net assets as of December 31, 2024	$61,254	$193,514	$5,845

Investment income (loss):
Dividend distributions	1,204	7,265	—
Investment Expenses:
Mortality and expense risk and administrative charges	(417)	(2,393)	(157)

Net investment income (loss)	787	4,872	(157)

Increase (decrease) in net assets from operations:
Capital gain distributions	28	—	—
Realized capital gain (loss) on investments	(31)	(27)	45
Change in unrealized appreciation (depreciation)	568	9,205	6,737

Net gain (loss) on investments	565	9,178	6,782

Net increase (decrease) in net assets from operations	1,352	14,050	6,625

Contract owner transactions:
Variable annuity deposits	—	—	33,953
Terminations, withdrawals and annuity payments	(43)	(699)	(2,079)
Transfers between subaccounts, net	—	—	(453)
Maintenance charges and mortality adjustments	(52)	(568)	(77)

Increase (decrease) in net assets from contract transactions	(95)	(1,267)	31,344

Total increase (decrease) in net assets	1,257	12,783	37,969

Net assets as of December 31, 2025	$62,511	$206,297	$43,814

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Franklin Growth and Income VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund
Net assets as of December 31, 2023	$319,132	$276,131	$413,517

Investment income (loss):
Dividend distributions	7,963	14,771	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,842)	(3,411)	(5,195)

Net investment income (loss)	5,121	11,360	(5,195)

Increase (decrease) in net assets from operations:
Capital gain distributions	6,780	1,210	52,278
Realized capital gain (loss) on investments	(1,064)	(1,010)	(1,430)
Change in unrealized appreciation (depreciation)	43,554	4,936	57,204

Net gain (loss) on investments	49,270	5,136	108,052

Net increase (decrease) in net assets from operations	54,391	16,496	102,857

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(24,535)	(49,228)
Transfers between subaccounts, net	—	(163)	—
Maintenance charges and mortality adjustments	(227)	(743)	(2,235)

Increase (decrease) in net assets from contract transactions	(227)	(25,441)	(51,463)

Total increase (decrease) in net assets	54,164	(8,945)	51,394

Net assets as of December 31, 2024	$373,296	$267,186	$464,911

Investment income (loss):
Dividend distributions	8,591	14,141	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,162)	(3,409)	(4,833)

Net investment income (loss)	5,429	10,732	(4,833)

Increase (decrease) in net assets from operations:
Capital gain distributions	36,990	2,973	88,574
Realized capital gain (loss) on investments	(865)	(102)	(11,269)
Change in unrealized appreciation (depreciation)	18,078	16,229	(42,509)

Net gain (loss) on investments	54,203	19,100	34,796

Net increase (decrease) in net assets from operations	59,632	29,832	29,963

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(590)	(107,005)
Transfers between subaccounts, net	—	—	1
Maintenance charges and mortality adjustments	(69)	(548)	(2,063)

Increase (decrease) in net assets from contract transactions	(69)	(1,138)	(109,067)

Total increase (decrease) in net assets	59,563	28,694	(79,104)

Net assets as of December 31, 2025	$432,859	$295,880	$385,807

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Franklin Mutual Global Discovery VIP Fund	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund
Net assets as of December 31, 2023	$132,310	$80,639	$755,987

Investment income (loss):
Dividend distributions	2,439	1,745	7,954
Investment Expenses:
Mortality and expense risk and administrative charges	(643)	(387)	(4,131)

Net investment income (loss)	1,796	1,358	3,823

Increase (decrease) in net assets from operations:
Capital gain distributions	10,248	1,814	37,842
Realized capital gain (loss) on investments	(22)	549	1,365
Change in unrealized appreciation (depreciation)	(6,500)	5,979	34,453

Net gain (loss) on investments	3,726	8,342	73,660

Net increase (decrease) in net assets from operations	5,522	9,700	77,483

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(21,564)	(94,272)
Transfers between subaccounts, net	—	4	526
Maintenance charges and mortality adjustments	(278)	(103)	(916)

Increase (decrease) in net assets from contract transactions	(278)	(21,663)	(94,662)

Total increase (decrease) in net assets	5,244	(11,963)	(17,179)

Net assets as of December 31, 2024	$137,554	$68,676	$738,808

Investment income (loss):
Dividend distributions	2,962	1,483	6,296
Investment Expenses:
Mortality and expense risk and administrative charges	(708)	(179)	(3,666)

Net investment income (loss)	2,254	1,304	2,630

Increase (decrease) in net assets from operations:
Capital gain distributions	16,415	7,308	75,431
Realized capital gain (loss) on investments	(6)	(34)	67
Change in unrealized appreciation (depreciation)	12,636	(863)	5,001

Net gain (loss) on investments	29,045	6,411	80,499

Net increase (decrease) in net assets from operations	31,299	7,715	83,129

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	(1,757)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(311)	(75)	(829)

Increase (decrease) in net assets from contract transactions	(311)	(75)	(2,586)

Total increase (decrease) in net assets	30,988	7,640	80,543

Net assets as of December 31, 2025	$168,542	$76,316	$819,351

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Franklin Small Cap Value VIP Fund	Franklin Small- Mid Cap Growth VIP Fund	Franklin Strategic Income VIP Fund
Net assets as of December 31, 2023	$493,008	$446,774	$32,655

Investment income (loss):
Dividend distributions	4,866	—	1,478
Investment Expenses:
Mortality and expense risk and administrative charges	(3,137)	(5,467)	(417)

Net investment income (loss)	1,729	(5,467)	1,061

Increase (decrease) in net assets from operations:
Capital gain distributions	12,027	—	—
Realized capital gain (loss) on investments	65	(16,748)	(52)
Change in unrealized appreciation (depreciation)	40,617	59,103	(123)

Net gain (loss) on investments	52,709	42,355	(175)

Net increase (decrease) in net assets from operations	54,438	36,888	886

Contract owner transactions:
Variable annuity deposits	6,145	5,279	—
Terminations, withdrawals and annuity payments	(26,374)	(94,862)	—
Transfers between subaccounts, net	(336)	(13,060)	—
Maintenance charges and mortality adjustments	(494)	(1,821)	(66)

Increase (decrease) in net assets from contract transactions	(21,059)	(104,464)	(66)

Total increase (decrease) in net assets	33,379	(67,576)	820

Net assets as of December 31, 2024	$526,387	$379,198	$33,475

Investment income (loss):
Dividend distributions	5,675	—	1,666
Investment Expenses:
Mortality and expense risk and administrative charges	(2,515)	(4,657)	(336)

Net investment income (loss)	3,160	(4,657)	1,330

Increase (decrease) in net assets from operations:
Capital gain distributions	44,259	20,539	—
Realized capital gain (loss) on investments	(9,015)	(9,283)	(3,277)
Change in unrealized appreciation (depreciation)	(9,266)	(3,389)	3,553

Net gain (loss) on investments	25,978	7,867	276

Net increase (decrease) in net assets from operations	29,138	3,210	1,606

Contract owner transactions:
Variable annuity deposits	384	14,342	—
Terminations, withdrawals and annuity payments	(114,283)	(63,347)	(35,046)
Transfers between subaccounts, net	(302,038)	(4,739)	16
Maintenance charges and mortality adjustments	(388)	(1,582)	(51)

Increase (decrease) in net assets from contract transactions	(416,325)	(55,326)	(35,081)

Total increase (decrease) in net assets	(387,187)	(52,116)	(33,475)

Net assets as of December 31, 2025	$139,200	$327,082	$—

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Franklin U.S. Government Securities VIP Fund	Goldman Sachs VIT International Equity Insights	Goldman Sachs VIT Mid Cap Growth Fund
Net assets as of December 31, 2023	$331,525	$7,480	$343,285

Investment income (loss):
Dividend distributions	10,121	221	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,867)	(20)	(1,616)

Net investment income (loss)	8,254	201	(1,616)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	283	44,971
Realized capital gain (loss) on investments	(1,939)	6	(2,475)
Change in unrealized appreciation (depreciation)	(3,419)	(73)	25,995

Net gain (loss) on investments	(5,358)	216	68,491

Net increase (decrease) in net assets from operations	2,896	417	66,875

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(16,022)	—	(7,889)
Transfers between subaccounts, net	139,569	—	—
Maintenance charges and mortality adjustments	(734)	(17)	(889)

Increase (decrease) in net assets from contract transactions	122,813	(17)	(8,778)

Total increase (decrease) in net assets	125,709	400	58,097

Net assets as of December 31, 2024	$457,234	$7,880	$401,382

Investment income (loss):
Dividend distributions	11,420	236	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,652)	(1,263)	(2,149)

Net investment income (loss)	9,768	(1,027)	(2,149)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,282	143,023
Realized capital gain (loss) on investments	(18,438)	23,536	(4,358)
Change in unrealized appreciation (depreciation)	29,591	1,460	(121,460)

Net gain (loss) on investments	11,153	26,278	17,205

Net increase (decrease) in net assets from operations	20,921	25,251	15,056

Contract owner transactions:
Variable annuity deposits	—	—	11,399
Terminations, withdrawals and annuity payments	(244,832)	—	(30,239)
Transfers between subaccounts, net	(112,680)	(22,097)	427,240
Maintenance charges and mortality adjustments	(486)	(197)	(956)

Increase (decrease) in net assets from contract transactions	(357,998)	(22,294)	407,444

Total increase (decrease) in net assets	(337,077)	2,957	422,500

Net assets as of December 31, 2025	$120,157	$10,837	$823,882

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Goldman Sachs VIT Mid Cap Value	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy
Net assets as of December 31, 2023	$215,393	$171,377	$62,910

Investment income (loss):
Dividend distributions	1,676	11,986	1,706
Investment Expenses:
Mortality and expense risk and administrative charges	(2,077)	(1,840)	(281)

Net investment income (loss)	(401)	10,146	1,425

Increase (decrease) in net assets from operations:
Capital gain distributions	12,968	—	912
Realized capital gain (loss) on investments	4,329	63	81
Change in unrealized appreciation (depreciation)	7,384	(1,515)	(2,418)

Net gain (loss) on investments	24,681	(1,452)	(1,425)

Net increase (decrease) in net assets from operations	24,280	8,694	—

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(15,716)	(24,838)	(1,358)
Transfers between subaccounts, net	6,190	—	—
Maintenance charges and mortality adjustments	(232)	(503)	(155)

Increase (decrease) in net assets from contract transactions	(9,758)	(25,341)	(1,513)

Total increase (decrease) in net assets	14,522	(16,647)	(1,513)

Net assets as of December 31, 2024	$229,915	$154,730	$61,397

Investment income (loss):
Dividend distributions	2,097	14,036	1,100
Investment Expenses:
Mortality and expense risk and administrative charges	(2,124)	(1,787)	(259)

Net investment income (loss)	(27)	12,249	841

Increase (decrease) in net assets from operations:
Capital gain distributions	23,768	—	—
Realized capital gain (loss) on investments	1,893	(176)	(186)
Change in unrealized appreciation (depreciation)	(8,078)	(8,380)	1,054

Net gain (loss) on investments	17,583	(8,556)	868

Net increase (decrease) in net assets from operations	17,556	3,693	1,709

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(3,484)	(570)	(4,066)
Transfers between subaccounts, net	(13,663)	—	14
Maintenance charges and mortality adjustments	(196)	(504)	(123)

Increase (decrease) in net assets from contract transactions	(17,343)	(1,074)	(4,175)

Total increase (decrease) in net assets	213	2,619	(2,466)

Net assets as of December 31, 2025	$230,128	$157,349	$58,931

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Guggenheim VIF High Yield	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VIF Total Return Bond
Net assets as of December 31, 2023	$19,833	$125,660	$1,050,646

Investment income (loss):
Dividend distributions	1,086	4,397	40,277
Investment Expenses:
Mortality and expense risk and administrative charges	(230)	(534)	(4,200)

Net investment income (loss)	856	3,863	36,077

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(483)	4,686	(5)
Change in unrealized appreciation (depreciation)	731	(9,582)	(8,222)

Net gain (loss) on investments	248	(4,896)	(8,227)

Net increase (decrease) in net assets from operations	1,104	(1,033)	27,850

Contract owner transactions:
Variable annuity deposits	—	30	62,238
Terminations, withdrawals and annuity payments	(2,284)	(106,887)	(28,003)
Transfers between subaccounts, net	9	10	41,981
Maintenance charges and mortality adjustments	(39)	(127)	(830)

Increase (decrease) in net assets from contract transactions	(2,314)	(106,974)	75,386

Total increase (decrease) in net assets	(1,210)	(108,007)	103,236

Net assets as of December 31, 2024	$18,623	$17,653	$1,153,882

Investment income (loss):
Dividend distributions	1,852	336	50,560
Investment Expenses:
Mortality and expense risk and administrative charges	(296)	(207)	(4,598)

Net investment income (loss)	1,556	129	45,962

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(46)	(318)	(297)
Change in unrealized appreciation (depreciation)	(263)	68	37,702

Net gain (loss) on investments	(309)	(250)	37,405

Net increase (decrease) in net assets from operations	1,247	(121)	83,367

Contract owner transactions:
Variable annuity deposits	30	15	40,810
Terminations, withdrawals and annuity payments	—	(241)	(18,749)
Transfers between subaccounts, net	8,171	(2,568)	127,622
Maintenance charges and mortality adjustments	(48)	(49)	(979)

Increase (decrease) in net assets from contract transactions	8,153	(2,843)	148,704

Total increase (decrease) in net assets	9,400	(2,964)	232,071

Net assets as of December 31, 2025	$28,023	$14,689	$1,385,953

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. American Franchise Series I	Invesco V.I. American Value	Invesco V.I. Balanced-Risk Allocation
Net assets as of December 31, 2023	$100,400	$12,756	$31,550

Investment income (loss):
Dividend distributions	—	118	998
Investment Expenses:
Mortality and expense risk and administrative charges	(1,547)	(185)	(63)

Net investment income (loss)	(1,547)	(67)	935

Increase (decrease) in net assets from operations:
Capital gain distributions	—	353	—
Realized capital gain (loss) on investments	1,574	(10)	(2,221)
Change in unrealized appreciation (depreciation)	29,601	3,353	2,744

Net gain (loss) on investments	31,175	3,696	523

Net increase (decrease) in net assets from operations	29,628	3,629	1,458

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(5,905)	—	(16,393)
Transfers between subaccounts, net	(12,972)	—	—
Maintenance charges and mortality adjustments	(105)	(30)	(50)

Increase (decrease) in net assets from contract transactions	(18,982)	(30)	(16,443)

Total increase (decrease) in net assets	10,646	3,599	(14,985)

Net assets as of December 31, 2024	$111,046	$16,355	$16,565

Investment income (loss):
Dividend distributions	—	38	1,185
Investment Expenses:
Mortality and expense risk and administrative charges	(1,635)	(214)	(43)

Net investment income (loss)	(1,635)	(176)	1,142

Increase (decrease) in net assets from operations:
Capital gain distributions	11,790	2,754	—
Realized capital gain (loss) on investments	4,484	15	(14)
Change in unrealized appreciation (depreciation)	(3,093)	549	265

Net gain (loss) on investments	13,181	3,318	251

Net increase (decrease) in net assets from operations	11,546	3,142	1,393

Contract owner transactions:
Variable annuity deposits	8,579	—	—
Terminations, withdrawals and annuity payments	(7,274)	—	—
Transfers between subaccounts, net	(1,384)	—	—
Maintenance charges and mortality adjustments	(133)	(33)	(34)

Increase (decrease) in net assets from contract transactions	(212)	(33)	(34)

Total increase (decrease) in net assets	11,334	3,109	1,359

Net assets as of December 31, 2025	$122,380	$19,464	$17,924

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Comstock	Invesco V.I. Core Equity	Invesco V.I. Discovery Mid Cap Growth
Net assets as of December 31, 2023	$304,337	$67,239	$20,807

Investment income (loss):
Dividend distributions	1,601	385	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,843)	(194)	(265)

Net investment income (loss)	(242)	191	(265)

Increase (decrease) in net assets from operations:
Capital gain distributions	7,509	6,664	—
Realized capital gain (loss) on investments	3,420	5	29
Change in unrealized appreciation (depreciation)	8,904	9,932	5,452

Net gain (loss) on investments	19,833	16,601	5,481

Net increase (decrease) in net assets from operations	19,591	16,792	5,216

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(108,615)	—	(21,026)
Transfers between subaccounts, net	(214,927)	—	—
Maintenance charges and mortality adjustments	(386)	—	(40)

Increase (decrease) in net assets from contract transactions	(323,928)	—	(21,066)

Total increase (decrease) in net assets	(304,337)	16,792	(15,850)

Net assets as of December 31, 2024	$—	$84,031	$4,957

Investment income (loss):
Dividend distributions	62	377	—
Investment Expenses:
Mortality and expense risk and administrative charges	(29)	(221)	(62)

Net investment income (loss)	33	156	(62)

Increase (decrease) in net assets from operations:
Capital gain distributions	457	6,901	495
Realized capital gain (loss) on investments	1	19	(4)
Change in unrealized appreciation (depreciation)	(33)	6,030	(270)

Net gain (loss) on investments	425	12,950	221

Net increase (decrease) in net assets from operations	458	13,106	159

Contract owner transactions:
Variable annuity deposits	15	—	—
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	4,084	—	—
Maintenance charges and mortality adjustments	(5)	—	(10)

Increase (decrease) in net assets from contract transactions	4,094	—	(10)

Total increase (decrease) in net assets	4,552	13,106	149

Net assets as of December 31, 2025	$4,552	$97,137	$5,106

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Equally-Weighted S&P 500	Invesco V.I. Equity and Income	Invesco V.I. EVQ International Equity Fund
Net assets as of December 31, 2023	$16,435	$71,190	$232,930

Investment income (loss):
Dividend distributions	4,262	377	3,407
Investment Expenses:
Mortality and expense risk and administrative charges	(700)	(660)	(2,546)

Net investment income (loss)	3,562	(283)	861

Increase (decrease) in net assets from operations:
Capital gain distributions	7,486	920	1,180
Realized capital gain (loss) on investments	15,371	(595)	1,679
Change in unrealized appreciation (depreciation)	1,324	5,862	(4,981)

Net gain (loss) on investments	24,181	6,187	(2,122)

Net increase (decrease) in net assets from operations	27,743	5,904	(1,261)

Contract owner transactions:
Variable annuity deposits	269,100	—	—
Terminations, withdrawals and annuity payments	(295,175)	(52,874)	(24,160)
Transfers between subaccounts, net	286	—	1,515
Maintenance charges and mortality adjustments	(173)	(97)	(1,094)

Increase (decrease) in net assets from contract transactions	(25,962)	(52,971)	(23,739)

Total increase (decrease) in net assets	1,781	(47,067)	(25,000)

Net assets as of December 31, 2024	$18,216	$24,123	$207,930

Investment income (loss):
Dividend distributions	4,511	478	2,562
Investment Expenses:
Mortality and expense risk and administrative charges	(967)	(314)	(2,425)

Net investment income (loss)	3,544	164	137

Increase (decrease) in net assets from operations:
Capital gain distributions	26,081	1,372	13,979
Realized capital gain (loss) on investments	27	—	2,941
Change in unrealized appreciation (depreciation)	434	1,141	13,320

Net gain (loss) on investments	26,542	2,513	30,240

Net increase (decrease) in net assets from operations	30,086	2,677	30,377

Contract owner transactions:
Variable annuity deposits	295,103	—	6,863
Terminations, withdrawals and annuity payments	—	—	(26,984)
Transfers between subaccounts, net	(8,792)	—	(672)
Maintenance charges and mortality adjustments	(38)	(50)	(1,075)

Increase (decrease) in net assets from contract transactions	286,273	(50)	(21,868)

Total increase (decrease) in net assets	316,359	2,627	8,509

Net assets as of December 31, 2025	$334,575	$26,750	$216,439

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Global	Invesco V.I. Global Real Estate	Invesco V.I. Global Strategic Income
Net assets as of December 31, 2023	$139,596	$32,989	$116,994

Investment income (loss):
Dividend distributions	—	482	3,232
Investment Expenses:
Mortality and expense risk and administrative charges	(978)	(65)	(1,398)

Net investment income (loss)	(978)	417	1,834

Increase (decrease) in net assets from operations:
Capital gain distributions	9,414	—	—
Realized capital gain (loss) on investments	19	(2,883)	(2,531)
Change in unrealized appreciation (depreciation)	12,546	1,520	2,414

Net gain (loss) on investments	21,979	(1,363)	(117)

Net increase (decrease) in net assets from operations	21,001	(946)	1,717

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(13,225)	(17,609)
Transfers between subaccounts, net	—	(639)	—
Maintenance charges and mortality adjustments	(624)	(11)	(371)

Increase (decrease) in net assets from contract transactions	(624)	(13,875)	(17,980)

Total increase (decrease) in net assets	20,377	(14,821)	(16,263)

Net assets as of December 31, 2024	$159,973	$18,168	$100,731

Investment income (loss):
Dividend distributions	—	325	5,786
Investment Expenses:
Mortality and expense risk and administrative charges	(940)	(46)	(1,276)

Net investment income (loss)	(940)	279	4,510

Increase (decrease) in net assets from operations:
Capital gain distributions	21,617	—	—
Realized capital gain (loss) on investments	(7,258)	(309)	(108)
Change in unrealized appreciation (depreciation)	(5,122)	1,341	7,076

Net gain (loss) on investments	9,237	1,032	6,968

Net increase (decrease) in net assets from operations	8,297	1,311	11,478

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(47,054)	(1,516)	—
Transfers between subaccounts, net	(2,258)	(504)	—
Maintenance charges and mortality adjustments	(423)	—	(365)

Increase (decrease) in net assets from contract transactions	(49,735)	(2,020)	(365)

Total increase (decrease) in net assets	(41,438)	(709)	11,113

Net assets as of December 31, 2025	$118,535	$17,459	$111,844

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Government Securities	Invesco V.I. Health Care	Invesco V.I. International Growth Fund (a)
Net assets as of December 31, 2023	$822	$59,667	$147,254

Investment income (loss):
Dividend distributions	223	—	445
Investment Expenses:
Mortality and expense risk and administrative charges	(56)	(823)	(665)

Net investment income (loss)	167	(823)	(220)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	7,919
Realized capital gain (loss) on investments	(111)	(33)	(1,353)
Change in unrealized appreciation (depreciation)	122	2,398	(8,130)

Net gain (loss) on investments	11	2,365	(1,564)

Net increase (decrease) in net assets from operations	178	1,542	(1,784)

Contract owner transactions:
Variable annuity deposits	—	11	—
Terminations, withdrawals and annuity payments	(292)	—	(27,895)
Transfers between subaccounts, net	(114)	—	(956)
Maintenance charges and mortality adjustments	(14)	(182)	(351)

Increase (decrease) in net assets from contract transactions	(420)	(171)	(29,202)

Total increase (decrease) in net assets	(242)	1,371	(30,986)

Net assets as of December 31, 2024	$580	$61,038	$116,268

Investment income (loss):
Dividend distributions	14	—	70
Investment Expenses:
Mortality and expense risk and administrative charges	(39)	(872)	(621)

Net investment income (loss)	(25)	(872)	(551)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,918	10,362
Realized capital gain (loss) on investments	248	(6,885)	(930)
Change in unrealized appreciation (depreciation)	7	8,572	7,878

Net gain (loss) on investments	255	4,605	17,310

Net increase (decrease) in net assets from operations	230	3,733	16,759

Contract owner transactions:
Variable annuity deposits	—	5,641	—
Terminations, withdrawals and annuity payments	(247)	(5,416)	(11,788)
Transfers between subaccounts, net	(50)	4,364	(463)
Maintenance charges and mortality adjustments	(15)	(173)	(319)

Increase (decrease) in net assets from contract transactions	(312)	4,416	(12,570)

Total increase (decrease) in net assets	(82)	8,149	4,189

Net assets as of December 31, 2025	$498	$69,187	$120,457

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Main Street Small Cap Fund®	Invesco V.I. Small Cap Equity
Net assets as of December 31, 2023	$97,246	$277,920	$57,715

Investment income (loss):
Dividend distributions	115	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,022)	(3,484)	(524)

Net investment income (loss)	(907)	(3,484)	(524)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,307	9,859	2,051
Realized capital gain (loss) on investments	702	5,351	(715)
Change in unrealized appreciation (depreciation)	11,700	17,281	6,250

Net gain (loss) on investments	14,709	32,491	7,586

Net increase (decrease) in net assets from operations	13,802	29,007	7,062

Contract owner transactions:
Variable annuity deposits	—	18	—
Terminations, withdrawals and annuity payments	(14,256)	(29,216)	(22,627)
Transfers between subaccounts, net	(1,065)	(8,436)	(12)
Maintenance charges and mortality adjustments	(235)	(991)	(102)

Increase (decrease) in net assets from contract transactions	(15,556)	(38,625)	(22,741)

Total increase (decrease) in net assets	(1,754)	(9,618)	(15,679)

Net assets as of December 31, 2024	$95,492	$268,302	$42,036

Investment income (loss):
Dividend distributions	111	643	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,084)	(3,418)	(537)

Net investment income (loss)	(973)	(2,775)	(537)

Increase (decrease) in net assets from operations:
Capital gain distributions	10,606	28,599	2,139
Realized capital gain (loss) on investments	490	1,988	16
Change in unrealized appreciation (depreciation)	(1,985)	(8,491)	1,105

Net gain (loss) on investments	9,111	22,096	3,260

Net increase (decrease) in net assets from operations	8,138	19,321	2,723

Contract owner transactions:
Variable annuity deposits	8,579	8,612	—
Terminations, withdrawals and annuity payments	(2,935)	(12,241)	—
Transfers between subaccounts, net	(605)	5,750	—
Maintenance charges and mortality adjustments	(215)	(966)	(40)

Increase (decrease) in net assets from contract transactions	4,824	1,155	(40)

Total increase (decrease) in net assets	12,962	20,476	2,683

Net assets as of December 31, 2025	$108,454	$288,778	$44,719

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Janus Henderson VIT Enterprise	Janus Henderson VIT Forty	Janus Henderson VIT Overseas
Net assets as of December 31, 2023	$300,307	$8,690	$330,597

Investment income (loss):
Dividend distributions	2,024	8	4,680
Investment Expenses:
Mortality and expense risk and administrative charges	(3,594)	(913)	(1,429)

Net investment income (loss)	(1,570)	(905)	3,251

Increase (decrease) in net assets from operations:
Capital gain distributions	14,336	4,857	—
Realized capital gain (loss) on investments	8,146	215	724
Change in unrealized appreciation (depreciation)	23,566	10,773	13,037

Net gain (loss) on investments	46,048	15,845	13,761

Net increase (decrease) in net assets from operations	44,478	14,940	17,012

Contract owner transactions:
Variable annuity deposits	18	—	11,040
Terminations, withdrawals and annuity payments	(5,157)	(2,913)	(3,508)
Transfers between subaccounts, net	(46,231)	61,600	(7)
Maintenance charges and mortality adjustments	(653)	(365)	(300)

Increase (decrease) in net assets from contract transactions	(52,023)	58,322	7,225

Total increase (decrease) in net assets	(7,545)	73,262	24,237

Net assets as of December 31, 2024	$292,762	$81,952	$354,834

Investment income (loss):
Dividend distributions	159	—	5,521
Investment Expenses:
Mortality and expense risk and administrative charges	(3,165)	(2,029)	(1,610)

Net investment income (loss)	(3,006)	(2,029)	3,911

Increase (decrease) in net assets from operations:
Capital gain distributions	28,315	16,736	—
Realized capital gain (loss) on investments	3,619	5,758	1,023
Change in unrealized appreciation (depreciation)	(8,913)	2,029	96,288

Net gain (loss) on investments	23,021	24,523	97,311

Net increase (decrease) in net assets from operations	20,015	22,494	101,222

Contract owner transactions:
Variable annuity deposits	36,378	—	10,163
Terminations, withdrawals and annuity payments	(5,204)	(19,667)	(2,131)
Transfers between subaccounts, net	(43,101)	202,926	3,260
Maintenance charges and mortality adjustments	(690)	(800)	(334)

Increase (decrease) in net assets from contract transactions	(12,617)	182,459	10,958

Total increase (decrease) in net assets	7,398	204,953	112,180

Net assets as of December 31, 2025	$300,160	$286,905	$467,014

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Janus Henderson VIT Research	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Developing Growth VC
Net assets as of December 31, 2023	$89,924	$393,874	$87,470

Investment income (loss):
Dividend distributions	—	19,721	150
Investment Expenses:
Mortality and expense risk and administrative charges	(495)	(4,157)	(841)

Net investment income (loss)	(495)	15,564	(691)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,219	—	—
Realized capital gain (loss) on investments	201	(5,424)	(848)
Change in unrealized appreciation (depreciation)	27,933	12,042	19,378

Net gain (loss) on investments	31,353	6,618	18,530

Net increase (decrease) in net assets from operations	30,858	22,182	17,839

Contract owner transactions:
Variable annuity deposits	—	30	—
Terminations, withdrawals and annuity payments	—	(20,295)	(5,915)
Transfers between subaccounts, net	—	(41,768)	(1,230)
Maintenance charges and mortality adjustments	(220)	(1,078)	(274)

Increase (decrease) in net assets from contract transactions	(220)	(63,111)	(7,419)

Total increase (decrease) in net assets	30,638	(40,929)	10,420

Net assets as of December 31, 2024	$120,562	$352,945	$97,890

Investment income (loss):
Dividend distributions	—	20,691	186
Investment Expenses:
Mortality and expense risk and administrative charges	(550)	(4,085)	(880)

Net investment income (loss)	(550)	16,606	(694)

Increase (decrease) in net assets from operations:
Capital gain distributions	10,240	—	—
Realized capital gain (loss) on investments	7,379	(2,413)	3
Change in unrealized appreciation (depreciation)	1,965	10,108	13,576

Net gain (loss) on investments	19,584	7,695	13,579

Net increase (decrease) in net assets from operations	19,034	24,301	12,885

Contract owner transactions:
Variable annuity deposits	—	15	—
Terminations, withdrawals and annuity payments	—	(17,028)	(2,730)
Transfers between subaccounts, net	(23,429)	(4,348)	(1,066)
Maintenance charges and mortality adjustments	(234)	(1,030)	(285)

Increase (decrease) in net assets from contract transactions	(23,663)	(22,391)	(4,081)

Total increase (decrease) in net assets	(4,629)	1,910	8,804

Net assets as of December 31, 2025	$115,933	$354,855	$106,694

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Lord Abbett Series Growth and Income VC	Lord Abbett Series Growth Opportunities VC	LVIP American Century Disciplined Core Value
Net assets as of December 31, 2023	$95,596	$13,544	$191,297

Investment income (loss):
Dividend distributions	949	—	1,247
Investment Expenses:
Mortality and expense risk and administrative charges	(1,352)	(36)	(556)

Net investment income (loss)	(403)	(36)	691

Increase (decrease) in net assets from operations:
Capital gain distributions	8,237	—	—
Realized capital gain (loss) on investments	209	(2,319)	(23,573)
Change in unrealized appreciation (depreciation)	10,178	6,735	38,446

Net gain (loss) on investments	18,624	4,416	14,873

Net increase (decrease) in net assets from operations	18,221	4,380	15,564

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(17,893)	(124,438)
Transfers between subaccounts, net	—	(4)	(2,023)
Maintenance charges and mortality adjustments	(595)	(27)	(176)

Increase (decrease) in net assets from contract transactions	(595)	(17,924)	(126,637)

Total increase (decrease) in net assets	17,626	(13,544)	(111,073)

Net assets as of December 31, 2024	$113,222	$—	$80,224

Investment income (loss):
Dividend distributions	704	—	1,221
Investment Expenses:
Mortality and expense risk and administrative charges	(1,499)	(33)	(205)

Net investment income (loss)	(795)	(33)	1,016

Increase (decrease) in net assets from operations:
Capital gain distributions	13,011	2,191	—
Realized capital gain (loss) on investments	255	9	260
Change in unrealized appreciation (depreciation)	5,397	(976)	9,912

Net gain (loss) on investments	18,663	1,224	10,172

Net increase (decrease) in net assets from operations	17,868	1,191	11,188

Contract owner transactions:
Variable annuity deposits	—	22,395	—
Terminations, withdrawals and annuity payments	—	(1,436)	(3,096)
Transfers between subaccounts, net	—	(5)	(1,148)
Maintenance charges and mortality adjustments	(514)	(27)	—

Increase (decrease) in net assets from contract transactions	(514)	20,927	(4,244)

Total increase (decrease) in net assets	17,354	22,118	6,944

Net assets as of December 31, 2025	$130,576	$22,118	$87,168

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	LVIP American Century Inflation Protection	LVIP American Century International	LVIP American Century Mid Cap Value (b)
Net assets as of December 31, 2023	$46,445	$51,958	$47,700

Investment income (loss):
Dividend distributions	1,719	424	1,149
Investment Expenses:
Mortality and expense risk and administrative charges	(115)	(441)	(274)

Net investment income (loss)	1,604	(17)	875

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	2,271
Realized capital gain (loss) on investments	(167)	(588)	310
Change in unrealized appreciation (depreciation)	(859)	1,994	299

Net gain (loss) on investments	(1,026)	1,406	2,880

Net increase (decrease) in net assets from operations	578	1,389	3,755

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,133)	—	(3,364)
Transfers between subaccounts, net	6	(23,095)	(1,109)
Maintenance charges and mortality adjustments	(32)	(69)	(30)

Increase (decrease) in net assets from contract transactions	(1,159)	(23,164)	(4,503)

Total increase (decrease) in net assets	(581)	(21,775)	(748)

Net assets as of December 31, 2024	$45,864	$30,183	$46,952

Investment income (loss):
Dividend distributions	3,444	366	8,710
Investment Expenses:
Mortality and expense risk and administrative charges	(117)	(414)	(626)

Net investment income (loss)	3,327	(48)	8,084

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	43,323
Realized capital gain (loss) on investments	(180)	14	80
Change in unrealized appreciation (depreciation)	(433)	4,369	(41,183)

Net gain (loss) on investments	(613)	4,383	2,220

Net increase (decrease) in net assets from operations	2,714	4,335	10,304

Contract owner transactions:
Variable annuity deposits	—	—	11,399
Terminations, withdrawals and annuity payments	(1,127)	—	(3,764)
Transfers between subaccounts, net	3	—	477,732
Maintenance charges and mortality adjustments	(31)	(32)	(132)

Increase (decrease) in net assets from contract transactions	(1,155)	(32)	485,235

Total increase (decrease) in net assets	1,559	4,303	495,539

Net assets as of December 31, 2025	$47,423	$34,486	$542,491

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	LVIP American Century Value	LVIP JPMorgan Core Bond Fund	LVIP JPMorgan Small Cap Core Fund
Net assets as of December 31, 2023	$59,724	$30,491	$51,665

Investment income (loss):
Dividend distributions	1,780	1,232	371
Investment Expenses:
Mortality and expense risk and administrative charges	(451)	(374)	(694)

Net investment income (loss)	1,329	858	(323)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,560	—	857
Realized capital gain (loss) on investments	59	(281)	(29)
Change in unrealized appreciation (depreciation)	134	(523)	4,661

Net gain (loss) on investments	3,753	(804)	5,489

Net increase (decrease) in net assets from operations	5,082	54	5,166

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(1,692)	(628)
Transfers between subaccounts, net	—	(583)	—
Maintenance charges and mortality adjustments	(127)	(22)	(262)

Increase (decrease) in net assets from contract transactions	(127)	(2,297)	(890)

Total increase (decrease) in net assets	4,955	(2,243)	4,276

Net assets as of December 31, 2024	$64,679	$28,248	$55,941

Investment income (loss):
Dividend distributions	1,042	631	236
Investment Expenses:
Mortality and expense risk and administrative charges	(486)	(336)	(688)

Net investment income (loss)	556	295	(452)

Increase (decrease) in net assets from operations:
Capital gain distributions	5,393	—	4,622
Realized capital gain (loss) on investments	76	(789)	(87)
Change in unrealized appreciation (depreciation)	3,690	2,088	613

Net gain (loss) on investments	9,159	1,299	5,148

Net increase (decrease) in net assets from operations	9,715	1,594	4,696

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(11,322)	(2,550)
Transfers between subaccounts, net	—	(400)	(354)
Maintenance charges and mortality adjustments	(140)	(18)	(263)

Increase (decrease) in net assets from contract transactions	(140)	(11,740)	(3,167)

Total increase (decrease) in net assets	9,575	(10,146)	1,529

Net assets as of December 31, 2025	$74,254	$18,102	$57,470

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	LVIP JPMorgan US Equity Fund	MFS® VIT Global Tactical Allocation	MFS® VIT II Research International
Net assets as of December 31, 2023	$10,151	$74,774	$60,862

Investment income (loss):
Dividend distributions	67	—	740
Investment Expenses:
Mortality and expense risk and administrative charges	(169)	(399)	(756)

Net investment income (loss)	(102)	(399)	(16)

Increase (decrease) in net assets from operations:
Capital gain distributions	601	—	—
Realized capital gain (loss) on investments	2	(2,607)	955
Change in unrealized appreciation (depreciation)	1,794	4,941	(64)

Net gain (loss) on investments	2,397	2,334	891

Net increase (decrease) in net assets from operations	2,295	1,935	875

Contract owner transactions:
Variable annuity deposits	—	300	—
Terminations, withdrawals and annuity payments	—	(32,681)	(11,702)
Transfers between subaccounts, net	7,372	(44,268)	5,335
Maintenance charges and mortality adjustments	(27)	(60)	(118)

Increase (decrease) in net assets from contract transactions	7,345	(76,709)	(6,485)

Total increase (decrease) in net assets	9,640	(74,774)	(5,610)

Net assets as of December 31, 2024	$19,791	$—	$55,252

Investment income (loss):
Dividend distributions	56	—	797
Investment Expenses:
Mortality and expense risk and administrative charges	(259)	—	(772)

Net investment income (loss)	(203)	—	25

Increase (decrease) in net assets from operations:
Capital gain distributions	615	—	—
Realized capital gain (loss) on investments	18	—	109
Change in unrealized appreciation (depreciation)	2,105	—	11,038

Net gain (loss) on investments	2,738	—	11,147

Net increase (decrease) in net assets from operations	2,535	—	11,172

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(41)	—	(123)

Increase (decrease) in net assets from contract transactions	(41)	—	(123)

Total increase (decrease) in net assets	2,494	—	11,049

Net assets as of December 31, 2025	$22,285	$—	$66,301

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	MFS® VIT International Intrinsic Value	MFS® VIT New Discovery	MFS® VIT Research
Net assets as of December 31, 2023	$139,081	$322,925	$50,029

Investment income (loss):
Dividend distributions	1,719	—	203
Investment Expenses:
Mortality and expense risk and administrative charges	(1,334)	(1,024)	(676)

Net investment income (loss)	385	(1,024)	(473)

Increase (decrease) in net assets from operations:
Capital gain distributions	6,688	—	3,179
Realized capital gain (loss) on investments	744	(23)	746
Change in unrealized appreciation (depreciation)	647	20,903	4,888

Net gain (loss) on investments	8,079	20,880	8,813

Net increase (decrease) in net assets from operations	8,464	19,856	8,340

Contract owner transactions:
Variable annuity deposits	24	11,040	—
Terminations, withdrawals and annuity payments	(2,564)	(3,451)	(3,661)
Transfers between subaccounts, net	—	(18)	—
Maintenance charges and mortality adjustments	(235)	(291)	(106)

Increase (decrease) in net assets from contract transactions	(2,775)	7,280	(3,767)

Total increase (decrease) in net assets	5,689	27,136	4,573

Net assets as of December 31, 2024	$144,770	$350,061	$54,602

Investment income (loss):
Dividend distributions	2,239	—	85
Investment Expenses:
Mortality and expense risk and administrative charges	(1,467)	(849)	(686)

Net investment income (loss)	772	(849)	(601)

Increase (decrease) in net assets from operations:
Capital gain distributions	9,575	—	13,229
Realized capital gain (loss) on investments	2,350	33,736	541
Change in unrealized appreciation (depreciation)	32,618	(2,446)	(7,324)

Net gain (loss) on investments	44,543	31,290	6,446

Net increase (decrease) in net assets from operations	45,315	30,441	5,845

Contract owner transactions:
Variable annuity deposits	12	1,044	—
Terminations, withdrawals and annuity payments	(3,027)	(3,908)	(3,647)
Transfers between subaccounts, net	(4,234)	(314,820)	—
Maintenance charges and mortality adjustments	(210)	(243)	(110)

Increase (decrease) in net assets from contract transactions	(7,459)	(317,927)	(3,757)

Total increase (decrease) in net assets	37,856	(287,486)	2,088

Net assets as of December 31, 2025	$182,626	$62,575	$56,690

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	MFS® VIT Total Return	MFS® VIT Total Return Bond	MFS® VIT Utilities
Net assets as of December 31, 2023	$35,289	$—	$33,418

Investment income (loss):
Dividend distributions	850	—	719
Investment Expenses:
Mortality and expense risk and administrative charges	(464)	—	(369)

Net investment income (loss)	386	—	350

Increase (decrease) in net assets from operations:
Capital gain distributions	1,822	—	1,001
Realized capital gain (loss) on investments	32	—	228
Change in unrealized appreciation (depreciation)	(61)	—	2,209

Net gain (loss) on investments	1,793	—	3,438

Net increase (decrease) in net assets from operations	2,179	—	3,788

Contract owner transactions:
Variable annuity deposits	—	—	192
Terminations, withdrawals and annuity payments	(489)	—	(8,804)
Transfers between subaccounts, net	—	—	(12)
Maintenance charges and mortality adjustments	(74)	—	(82)

Increase (decrease) in net assets from contract transactions	(563)	—	(8,706)

Total increase (decrease) in net assets	1,616	—	(4,918)

Net assets as of December 31, 2024	$36,905	$—	$28,500

Investment income (loss):
Dividend distributions	845	—	841
Investment Expenses:
Mortality and expense risk and administrative charges	(432)	(13)	(384)

Net investment income (loss)	413	(13)	457

Increase (decrease) in net assets from operations:
Capital gain distributions	2,485	—	419
Realized capital gain (loss) on investments	149	—	60
Change in unrealized appreciation (depreciation)	136	—	2,870

Net gain (loss) on investments	2,770	—	3,349

Net increase (decrease) in net assets from operations	3,183	(13)	3,806

Contract owner transactions:
Variable annuity deposits	—	—	191
Terminations, withdrawals and annuity payments	(5,699)	—	—
Transfers between subaccounts, net	(15)	23	—
Maintenance charges and mortality adjustments	(68)	(10)	(78)

Increase (decrease) in net assets from contract transactions	(5,782)	13	113

Total increase (decrease) in net assets	(2,599)	—	3,919

Net assets as of December 31, 2025	$34,306	$—	$32,419

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Conservative ETF Asset Allocation Portfolio
Net assets as of December 31, 2023	$24,250	$976,981	$774,087

Investment income (loss):
Dividend distributions	341	17,649	17,287
Investment Expenses:
Mortality and expense risk and administrative charges	(332)	(12,292)	(9,801)

Net investment income (loss)	9	5,357	7,486

Increase (decrease) in net assets from operations:
Capital gain distributions	395	9,461	—
Realized capital gain (loss) on investments	83	1,965	(9,315)
Change in unrealized appreciation (depreciation)	2,695	68,781	33,764

Net gain (loss) on investments	3,173	80,207	24,449

Net increase (decrease) in net assets from operations	3,182	85,564	31,935

Contract owner transactions:
Variable annuity deposits	—	—	52,231
Terminations, withdrawals and annuity payments	—	(45,754)	(102,608)
Transfers between subaccounts, net	—	89	(860)
Maintenance charges and mortality adjustments	(118)	(3,074)	(2,392)

Increase (decrease) in net assets from contract transactions	(118)	(48,739)	(53,629)

Total increase (decrease) in net assets	3,064	36,825	(21,694)

Net assets as of December 31, 2024	$27,314	$1,013,806	$752,393

Investment income (loss):
Dividend distributions	—	17,370	19,730
Investment Expenses:
Mortality and expense risk and administrative charges	(167)	(11,782)	(9,345)

Net investment income (loss)	(167)	5,588	10,385

Increase (decrease) in net assets from operations:
Capital gain distributions	—	98,226	—
Realized capital gain (loss) on investments	7,414	28,573	(15,277)
Change in unrealized appreciation (depreciation)	(5,354)	(9,398)	64,595

Net gain (loss) on investments	2,060	117,401	49,318

Net increase (decrease) in net assets from operations	1,893	122,989	59,703

Contract owner transactions:
Variable annuity deposits	—	164,195	234,505
Terminations, withdrawals and annuity payments	(29,167)	(509,282)	(286,893)
Transfers between subaccounts, net	6	6,989	(5,934)
Maintenance charges and mortality adjustments	(46)	(2,811)	(1,613)

Increase (decrease) in net assets from contract transactions	(29,207)	(340,909)	(59,935)

Total increase (decrease) in net assets	(27,314)	(217,920)	(232)

Net assets as of December 31, 2025	$—	$795,886	$752,161

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	NAA All Cap Value Series
Net assets as of December 31, 2023	$272,071	$51,754	$119,226

Investment income (loss):
Dividend distributions	3,964	1,200	2,035
Investment Expenses:
Mortality and expense risk and administrative charges	(3,481)	(460)	(1,549)

Net investment income (loss)	483	740	486

Increase (decrease) in net assets from operations:
Capital gain distributions	5,455	348	6,449
Realized capital gain (loss) on investments	3,117	93	167
Change in unrealized appreciation (depreciation)	20,350	2,483	3,513

Net gain (loss) on investments	28,922	2,924	10,129

Net increase (decrease) in net assets from operations	29,405	3,664	10,615

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(28,540)	(829)	(346)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(1,035)	(65)	(553)

Increase (decrease) in net assets from contract transactions	(29,575)	(894)	(899)

Total increase (decrease) in net assets	(170)	2,770	9,716

Net assets as of December 31, 2024	$271,901	$54,524	$128,942

Investment income (loss):
Dividend distributions	2,857	1,023	2,003
Investment Expenses:
Mortality and expense risk and administrative charges	(3,087)	(433)	(1,615)

Net investment income (loss)	(230)	590	388

Increase (decrease) in net assets from operations:
Capital gain distributions	14,349	3,595	29,409
Realized capital gain (loss) on investments	17,782	1,696	107
Change in unrealized appreciation (depreciation)	4,647	(207)	(15,122)

Net gain (loss) on investments	36,778	5,084	14,394

Net increase (decrease) in net assets from operations	36,548	5,674	14,782

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(99,928)	(13,290)	(348)
Transfers between subaccounts, net	—	—	(332)
Maintenance charges and mortality adjustments	(821)	(58)	(535)

Increase (decrease) in net assets from contract transactions	(100,749)	(13,348)	(1,215)

Total increase (decrease) in net assets	(64,201)	(7,674)	13,567

Net assets as of December 31, 2025	$207,700	$46,850	$142,509

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA Large Cap Value Series	NAA Large Growth Series	NAA Mid Growth Series
Net assets as of December 31, 2023	$202,387	$57,901	$136,912

Investment income (loss):
Dividend distributions	3,669	1,844	1,038
Investment Expenses:
Mortality and expense risk and administrative charges	(2,431)	(624)	(934)

Net investment income (loss)	1,238	1,220	104

Increase (decrease) in net assets from operations:
Capital gain distributions	15,112	—	—
Realized capital gain (loss) on investments	3,492	69	23,430
Change in unrealized appreciation (depreciation)	4,927	16,584	(9,545)

Net gain (loss) on investments	23,531	16,653	13,885

Net increase (decrease) in net assets from operations	24,769	17,873	13,989

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(47,423)	(334)	(106,284)
Transfers between subaccounts, net	36,035	56	(17,421)
Maintenance charges and mortality adjustments	(1,320)	(137)	(126)

Increase (decrease) in net assets from contract transactions	(12,708)	(415)	(123,831)

Total increase (decrease) in net assets	12,061	17,458	(109,842)

Net assets as of December 31, 2024	$214,448	$75,359	$27,070

Investment income (loss):
Dividend distributions	2,937	1,986	773
Investment Expenses:
Mortality and expense risk and administrative charges	(2,076)	(726)	(340)

Net investment income (loss)	861	1,260	433

Increase (decrease) in net assets from operations:
Capital gain distributions	34,134	16,676	1,191
Realized capital gain (loss) on investments	3,229	201	164
Change in unrealized appreciation (depreciation)	(17,150)	(6,176)	(3,221)

Net gain (loss) on investments	20,213	10,701	(1,866)

Net increase (decrease) in net assets from operations	21,074	11,961	(1,433)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(14,599)	(320)	(191)
Transfers between subaccounts, net	(5,713)	—	1,923
Maintenance charges and mortality adjustments	(1,183)	(159)	(14)

Increase (decrease) in net assets from contract transactions	(21,495)	(479)	1,718

Total increase (decrease) in net assets	(421)	11,482	285

Net assets as of December 31, 2025	$214,027	$86,841	$27,355

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA Small Cap Value Series	NAA Smid-Cap Value Series	NAA World Equity Income Series
Net assets as of December 31, 2023	$33,052	$44,553	$51,357

Investment income (loss):
Dividend distributions	381	613	1,390
Investment Expenses:
Mortality and expense risk and administrative charges	(260)	(405)	(571)

Net investment income (loss)	121	208	819

Increase (decrease) in net assets from operations:
Capital gain distributions	1,406	1,250	—
Realized capital gain (loss) on investments	7	29	943
Change in unrealized appreciation (depreciation)	845	2,092	3,684

Net gain (loss) on investments	2,258	3,371	4,627

Net increase (decrease) in net assets from operations	2,379	3,579	5,446

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(2,056)	(657)	(5,856)
Transfers between subaccounts, net	57	—	(595)
Maintenance charges and mortality adjustments	(112)	(156)	(156)

Increase (decrease) in net assets from contract transactions	(2,111)	(813)	(6,607)

Total increase (decrease) in net assets	268	2,766	(1,161)

Net assets as of December 31, 2024	$33,320	$47,319	$50,196

Investment income (loss):
Dividend distributions	323	537	967
Investment Expenses:
Mortality and expense risk and administrative charges	(236)	(411)	(544)

Net investment income (loss)	87	126	423

Increase (decrease) in net assets from operations:
Capital gain distributions	6,038	11,608	8,100
Realized capital gain (loss) on investments	(16)	18	1,339
Change in unrealized appreciation (depreciation)	(5,358)	(8,760)	(212)

Net gain (loss) on investments	664	2,866	9,227

Net increase (decrease) in net assets from operations	751	2,992	9,650

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(2,082)	(663)	(6,221)
Transfers between subaccounts, net	—	—	(549)
Maintenance charges and mortality adjustments	(104)	(156)	(150)

Increase (decrease) in net assets from contract transactions	(2,186)	(819)	(6,920)

Total increase (decrease) in net assets	(1,435)	2,173	2,730

Net assets as of December 31, 2025	$31,885	$49,492	$52,926

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Neuberger Berman AMT Quality Equity Portfolio (a)	Nomura VIP Asset Strategy Series (a)	Nomura VIP Balanced Series (a)
Net assets as of December 31, 2023	$316,916	$527,396	$35,524

Investment income (loss):
Dividend distributions	1,026	10,601	503
Investment Expenses:
Mortality and expense risk and administrative charges	(5,355)	(6,929)	(488)

Net investment income (loss)	(4,329)	3,672	15

Increase (decrease) in net assets from operations:
Capital gain distributions	22,099	21,240	—
Realized capital gain (loss) on investments	5,060	486	(96)
Change in unrealized appreciation (depreciation)	70,939	33,720	5,104

Net gain (loss) on investments	98,098	55,446	5,008

Net increase (decrease) in net assets from operations	93,769	59,118	5,023

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(11,150)	(27,880)	—
Transfers between subaccounts, net	85,501	(8)	—
Maintenance charges and mortality adjustments	(1,211)	(17)	(79)

Increase (decrease) in net assets from contract transactions	73,140	(27,905)	(79)

Total increase (decrease) in net assets	166,909	31,213	4,944

Net assets as of December 31, 2024	$483,825	$558,609	$40,468

Investment income (loss):
Dividend distributions	—	7,824	450
Investment Expenses:
Mortality and expense risk and administrative charges	(5,718)	(7,554)	(450)

Net investment income (loss)	(5,718)	270	—

Increase (decrease) in net assets from operations:
Capital gain distributions	29,906	41,056	1,363
Realized capital gain (loss) on investments	31,465	1,056	(795)
Change in unrealized appreciation (depreciation)	(415)	42,573	3,082

Net gain (loss) on investments	60,956	84,685	3,650

Net increase (decrease) in net assets from operations	55,238	84,955	3,650

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(13,204)	—	(8,473)
Transfers between subaccounts, net	(104,029)	—	20
Maintenance charges and mortality adjustments	(999)	—	(71)

Increase (decrease) in net assets from contract transactions	(118,232)	—	(8,524)

Total increase (decrease) in net assets	(62,994)	84,955	(4,874)

Net assets as of December 31, 2025	$420,831	$643,564	$35,594

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Nomura VIP Energy Series (a)	Nomura VIP Global Growth Series (a)	Nomura VIP Growth Series (a)
Net assets as of December 31, 2023	$35,696	$143,993	$46,403

Investment income (loss):
Dividend distributions	158	1,480	—
Investment Expenses:
Mortality and expense risk and administrative charges	(86)	(1,570)	(132)

Net investment income (loss)	72	(90)	(132)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,204	6,721
Realized capital gain (loss) on investments	6,074	(4,366)	65
Change in unrealized appreciation (depreciation)	(6,775)	26,283	4,241

Net gain (loss) on investments	(701)	23,121	11,027

Net increase (decrease) in net assets from operations	(629)	23,031	10,895

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(29,943)	(13,694)	(542)
Transfers between subaccounts, net	(164)	10,669	—
Maintenance charges and mortality adjustments	(24)	(46)	(103)

Increase (decrease) in net assets from contract transactions	(30,131)	(3,071)	(645)

Total increase (decrease) in net assets	(30,760)	19,960	10,250

Net assets as of December 31, 2024	$4,936	$163,953	$56,653

Investment income (loss):
Dividend distributions	50	342	—
Investment Expenses:
Mortality and expense risk and administrative charges	(67)	(1,216)	(120)

Net investment income (loss)	(17)	(874)	(120)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	18,372	9,779
Realized capital gain (loss) on investments	573	(21,779)	2,311
Change in unrealized appreciation (depreciation)	538	29,278	(7,618)

Net gain (loss) on investments	1,111	25,871	4,472

Net increase (decrease) in net assets from operations	1,094	24,997	4,352

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(15)	(137,545)	(600)
Transfers between subaccounts, net	(559)	(1,253)	(33,074)
Maintenance charges and mortality adjustments	(13)	(44)	(111)

Increase (decrease) in net assets from contract transactions	(587)	(138,842)	(33,785)

Total increase (decrease) in net assets	507	(113,845)	(29,433)

Net assets as of December 31, 2025	$5,443	$50,108	$27,220

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Nomura VIP High Income Series (a)	Nomura VIP International Core Equity Series (a)	Nomura VIP Limited+Term Bond Series (a)
Net assets as of December 31, 2023	$48,874	$41,612	$483

Investment income (loss):
Dividend distributions	1,532	500	—
Investment Expenses:
Mortality and expense risk and administrative charges	(121)	(519)	—

Net investment income (loss)	1,411	(19)	—

Increase (decrease) in net assets from operations:
Capital gain distributions	—	90	—
Realized capital gain (loss) on investments	(4,289)	14	8
Change in unrealized appreciation (depreciation)	4,389	1,039	(8)

Net gain (loss) on investments	100	1,143	—

Net increase (decrease) in net assets from operations	1,511	1,124	—

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(5,019)	(3,778)	(482)
Transfers between subaccounts, net	(23,021)	4	(1)
Maintenance charges and mortality adjustments	(9)	(82)	—

Increase (decrease) in net assets from contract transactions	(28,049)	(3,856)	(483)

Total increase (decrease) in net assets	(26,538)	(2,732)	(483)

Net assets as of December 31, 2024	$22,336	$38,880	$—

Investment income (loss):
Dividend distributions	1,462	176	—
Investment Expenses:
Mortality and expense risk and administrative charges	(55)	(558)	—

Net investment income (loss)	1,407	(382)	—

Increase (decrease) in net assets from operations:
Capital gain distributions	9	2,154	—
Realized capital gain (loss) on investments	(448)	68	—
Change in unrealized appreciation (depreciation)	503	6,932	—

Net gain (loss) on investments	64	9,154	—

Net increase (decrease) in net assets from operations	1,471	8,772	—

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,817)	(214)	—
Transfers between subaccounts, net	(620)	—	—
Maintenance charges and mortality adjustments	—	(90)	—

Increase (decrease) in net assets from contract transactions	(2,437)	(304)	—

Total increase (decrease) in net assets	(966)	8,468	—

Net assets as of December 31, 2025	$21,370	$47,348	$—

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Nomura VIP Mid Cap Growth Series (a)	Nomura VIP Natural Resources Series (a)	Nomura VIP Science And Technology Series (a)
Net assets as of December 31, 2023	$505,181	$3,923	$80,713

Investment income (loss):
Dividend distributions	—	220	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,996)	(50)	(796)

Net investment income (loss)	(1,996)	170	(796)

Increase (decrease) in net assets from operations:
Capital gain distributions	15,557	—	3,819
Realized capital gain (loss) on investments	419	9	125
Change in unrealized appreciation (depreciation)	(5,072)	(250)	27,548

Net gain (loss) on investments	10,904	(241)	31,492

Net increase (decrease) in net assets from operations	8,908	(71)	30,696

Contract owner transactions:
Variable annuity deposits	17,640	—	1,000
Terminations, withdrawals and annuity payments	(6,869)	—	(7,484)
Transfers between subaccounts, net	6,375	—	33,704
Maintenance charges and mortality adjustments	(378)	(20)	(330)

Increase (decrease) in net assets from contract transactions	16,768	(20)	26,890

Total increase (decrease) in net assets	25,676	(91)	57,586

Net assets as of December 31, 2024	$530,857	$3,832	$138,299

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,513)	(54)	(901)

Net investment income (loss)	(1,513)	(54)	(901)

Increase (decrease) in net assets from operations:
Capital gain distributions	124,468	—	24,559
Realized capital gain (loss) on investments	(66,800)	15	11,655
Change in unrealized appreciation (depreciation)	(29,982)	1,417	11,312

Net gain (loss) on investments	27,686	1,432	47,526

Net increase (decrease) in net assets from operations	26,173	1,378	46,625

Contract owner transactions:
Variable annuity deposits	38,004	—	28,623
Terminations, withdrawals and annuity payments	(21,985)	—	(9,000)
Transfers between subaccounts, net	(481,340)	—	(47,316)
Maintenance charges and mortality adjustments	(291)	(23)	(324)

Increase (decrease) in net assets from contract transactions	(465,612)	(23)	(28,017)

Total increase (decrease) in net assets	(439,439)	1,355	18,608

Net assets as of December 31, 2025	$91,418	$5,187	$156,907

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Nomura VIP Small Cap Growth Series (a)	Nomura VIP Smid Cap Core Series (a)	PIMCO VIT All Asset
Net assets as of December 31, 2023	$54,908	$27,683	$51,138

Investment income (loss):
Dividend distributions	—	88	2,955
Investment Expenses:
Mortality and expense risk and administrative charges	(752)	(72)	(398)

Net investment income (loss)	(752)	16	2,557

Increase (decrease) in net assets from operations:
Capital gain distributions	—	49	—
Realized capital gain (loss) on investments	(640)	(3,650)	(3,087)
Change in unrealized appreciation (depreciation)	8,431	4,767	2,495

Net gain (loss) on investments	7,791	1,166	(592)

Net increase (decrease) in net assets from operations	7,039	1,182	1,965

Contract owner transactions:
Variable annuity deposits	480	—	36
Terminations, withdrawals and annuity payments	(1,573)	(25,433)	(25,687)
Transfers between subaccounts, net	—	(21)	(43)
Maintenance charges and mortality adjustments	(120)	(32)	(71)

Increase (decrease) in net assets from contract transactions	(1,213)	(25,486)	(25,765)

Total increase (decrease) in net assets	5,826	(24,304)	(23,800)

Net assets as of December 31, 2024	$60,734	$3,379	$27,338

Investment income (loss):
Dividend distributions	—	5	1,535
Investment Expenses:
Mortality and expense risk and administrative charges	(814)	(42)	(340)

Net investment income (loss)	(814)	(37)	1,195

Increase (decrease) in net assets from operations:
Capital gain distributions	—	142	—
Realized capital gain (loss) on investments	(203)	(6)	(1,926)
Change in unrealized appreciation (depreciation)	12,085	138	2,684

Net gain (loss) on investments	11,882	274	758

Net increase (decrease) in net assets from operations	11,068	237	1,953

Contract owner transactions:
Variable annuity deposits	480	—	18
Terminations, withdrawals and annuity payments	(234)	—	—
Transfers between subaccounts, net	13,921	—	(3,788)
Maintenance charges and mortality adjustments	(151)	(6)	(61)

Increase (decrease) in net assets from contract transactions	14,016	(6)	(3,831)

Total increase (decrease) in net assets	25,084	231	(1,878)

Net assets as of December 31, 2025	$85,818	$3,610	$25,460

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO VIT CommodityRealRe turn Strategy	PIMCO VIT Emerging Markets Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
Net assets as of December 31, 2023	$201,530	$244,305	$24,155

Investment income (loss):
Dividend distributions	3,984	15,488	248
Investment Expenses:
Mortality and expense risk and administrative charges	(1,201)	(834)	(54)

Net investment income (loss)	2,783	14,654	194

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(59,673)	(2,863)	(4,675)
Change in unrealized appreciation (depreciation)	63,130	4,873	4,011

Net gain (loss) on investments	3,457	2,010	(664)

Net increase (decrease) in net assets from operations	6,240	16,664	(470)

Contract owner transactions:
Variable annuity deposits	44,060	11,040	—
Terminations, withdrawals and annuity payments	(5,442)	(6,176)	—
Transfers between subaccounts, net	(114,539)	(10,329)	(18,358)
Maintenance charges and mortality adjustments	(229)	(175)	(16)

Increase (decrease) in net assets from contract transactions	(76,150)	(5,640)	(18,374)

Total increase (decrease) in net assets	(69,910)	11,024	(18,844)

Net assets as of December 31, 2024	$131,620	$255,329	$5,311

Investment income (loss):
Dividend distributions	3,890	18,556	251
Investment Expenses:
Mortality and expense risk and administrative charges	(424)	(884)	(14)

Net investment income (loss)	3,466	17,672	237

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(228)	(750)	(6)
Change in unrealized appreciation (depreciation)	20,599	20,336	425

Net gain (loss) on investments	20,371	19,586	419

Net increase (decrease) in net assets from operations	23,837	37,258	656

Contract owner transactions:
Variable annuity deposits	—	8,232	—
Terminations, withdrawals and annuity payments	(2,724)	(6,909)	—
Transfers between subaccounts, net	38	(1,361)	—
Maintenance charges and mortality adjustments	(139)	(206)	(11)

Increase (decrease) in net assets from contract transactions	(2,825)	(244)	(11)

Total increase (decrease) in net assets	21,012	37,014	645

Net assets as of December 31, 2025	$152,632	$292,343	$5,956

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO VIT High Yield	PIMCO VIT International Bond Portfolio (Unhedged)	PIMCO VIT Low Duration Administrative
Net assets as of December 31, 2023	$2,330	$103,331	$418,616

Investment income (loss):
Dividend distributions	38	1,993	26,185
Investment Expenses:
Mortality and expense risk and administrative charges	(2)	(310)	(9,230)

Net investment income (loss)	36	1,683	16,955

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(209)	(7,088)	(395)
Change in unrealized appreciation (depreciation)	157	2,510	8,528

Net gain (loss) on investments	(52)	(4,578)	8,133

Net increase (decrease) in net assets from operations	(16)	(2,895)	25,088

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(2,321)	(3,180)	(18,272)
Transfers between subaccounts, net	10	(42,150)	370,706
Maintenance charges and mortality adjustments	(3)	(51)	(4,619)

Increase (decrease) in net assets from contract transactions	(2,314)	(45,381)	347,815

Total increase (decrease) in net assets	(2,330)	(48,276)	372,903

Net assets as of December 31, 2024	$—	$55,055	$791,519

Investment income (loss):
Dividend distributions	—	1,995	11,895
Investment Expenses:
Mortality and expense risk and administrative charges	—	(296)	(4,266)

Net investment income (loss)	—	1,699	7,629

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	—	(634)	9,937
Change in unrealized appreciation (depreciation)	—	4,133	(4,429)

Net gain (loss) on investments	—	3,499	5,508

Net increase (decrease) in net assets from operations	—	5,198	13,137

Contract owner transactions:
Variable annuity deposits	—	—	2,156
Terminations, withdrawals and annuity payments	—	(2,868)	(673,853)
Transfers between subaccounts, net	—	3,538	9,461
Maintenance charges and mortality adjustments	—	(50)	(1,614)

Increase (decrease) in net assets from contract transactions	—	620	(663,850)

Total increase (decrease) in net assets	—	5,818	(650,713)

Net assets as of December 31, 2025	$—	$60,873	$140,806

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Administrative	PIMCO VIT Real Return Advisor
Net assets as of December 31, 2023	$279,207	$243,403	$260,923

Investment income (loss):
Dividend distributions	10,873	6,370	7,745
Investment Expenses:
Mortality and expense risk and administrative charges	(2,858)	(3,478)	(1,216)

Net investment income (loss)	8,015	2,892	6,529

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(535)	(2,190)	(4,275)
Change in unrealized appreciation (depreciation)	1,662	731	4,807

Net gain (loss) on investments	1,127	(1,459)	532

Net increase (decrease) in net assets from operations	9,142	1,433	7,061

Contract owner transactions:
Variable annuity deposits	126	—	84,731
Terminations, withdrawals and annuity payments	(4,734)	(10,204)	(24,559)
Transfers between subaccounts, net	5	16,683	(171,377)
Maintenance charges and mortality adjustments	(391)	(747)	(371)

Increase (decrease) in net assets from contract transactions	(4,994)	5,732	(111,576)

Total increase (decrease) in net assets	4,148	7,165	(104,515)

Net assets as of December 31, 2024	$283,355	$250,568	$156,408

Investment income (loss):
Dividend distributions	10,874	8,232	6,427
Investment Expenses:
Mortality and expense risk and administrative charges	(2,871)	(3,477)	(1,295)

Net investment income (loss)	8,003	4,755	5,132

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(669)	(4,413)	(4,110)
Change in unrealized appreciation (depreciation)	4,722	14,734	10,671

Net gain (loss) on investments	4,053	10,321	6,561

Net increase (decrease) in net assets from operations	12,056	15,076	11,693

Contract owner transactions:
Variable annuity deposits	63	—	—
Terminations, withdrawals and annuity payments	(765)	(13,596)	(2,389)
Transfers between subaccounts, net	(11,208)	(10,159)	(423)
Maintenance charges and mortality adjustments	(385)	(767)	(369)

Increase (decrease) in net assets from contract transactions	(12,295)	(24,522)	(3,181)

Total increase (decrease) in net assets	(239)	(9,446)	8,512

Net assets as of December 31, 2025	$283,116	$241,122	$164,920

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO VIT Short-Term	PIMCO VIT Total Return Administrative	PIMCO VIT Total Return Advisor
Net assets as of December 31, 2023	$681,601	$364,407	$502,675

Investment income (loss):
Dividend distributions	32,753	14,336	18,732
Investment Expenses:
Mortality and expense risk and administrative charges	(3,587)	(5,024)	(4,514)

Net investment income (loss)	29,166	9,312	14,218

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	241	(8,111)	(10,181)
Change in unrealized appreciation (depreciation)	5,559	1,826	2,986

Net gain (loss) on investments	5,800	(6,285)	(7,195)

Net increase (decrease) in net assets from operations	34,966	3,027	7,023

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(11,943)	(46,020)	(29,170)
Transfers between subaccounts, net	(69,892)	28,525	(30,109)
Maintenance charges and mortality adjustments	(2,092)	(1,878)	(910)

Increase (decrease) in net assets from contract transactions	(83,927)	(19,373)	(60,189)

Total increase (decrease) in net assets	(48,961)	(16,346)	(53,166)

Net assets as of December 31, 2024	$632,640	$348,061	$449,509

Investment income (loss):
Dividend distributions	29,534	13,101	18,576
Investment Expenses:
Mortality and expense risk and administrative charges	(3,631)	(4,490)	(4,289)

Net investment income (loss)	25,903	8,611	14,287

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	551	(9,995)	(1,540)
Change in unrealized appreciation (depreciation)	417	24,135	22,068

Net gain (loss) on investments	968	14,140	20,528

Net increase (decrease) in net assets from operations	26,871	22,751	34,815

Contract owner transactions:
Variable annuity deposits	—	2,826	—
Terminations, withdrawals and annuity payments	(14,068)	(67,070)	(6,702)
Transfers between subaccounts, net	28,067	(1,965)	(935)
Maintenance charges and mortality adjustments	(2,103)	(1,817)	(890)

Increase (decrease) in net assets from contract transactions	11,896	(68,026)	(8,527)

Total increase (decrease) in net assets	38,767	(45,275)	26,288

Net assets as of December 31, 2025	$671,407	$302,786	$475,797

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Putnam VT Core Equity Fund	Putnam VT Large Cap Growth Fund	Putnam VT Large Cap Value
Net assets as of December 31, 2023	$—	$364,775	$582,137

Investment income (loss):
Dividend distributions	—	—	7,046
Investment Expenses:
Mortality and expense risk and administrative charges	(16)	(4,975)	(4,497)

Net investment income (loss)	(16)	(4,975)	2,549

Increase (decrease) in net assets from operations:
Capital gain distributions	—	17,822	28,677
Realized capital gain (loss) on investments	—	11,587	14,882
Change in unrealized appreciation (depreciation)	(2,300)	90,438	61,573

Net gain (loss) on investments	(2,300)	119,847	105,132

Net increase (decrease) in net assets from operations	(2,316)	114,872	107,681

Contract owner transactions:
Variable annuity deposits	—	—	30
Terminations, withdrawals and annuity payments	—	(42,369)	(35,708)
Transfers between subaccounts, net	94,406	(607)	162,216
Maintenance charges and mortality adjustments	(18)	(1,435)	(950)

Increase (decrease) in net assets from contract transactions	94,388	(44,411)	125,588

Total increase (decrease) in net assets	92,072	70,461	233,269

Net assets as of December 31, 2024	$92,072	$435,236	$815,406

Investment income (loss):
Dividend distributions	389	—	12,059
Investment Expenses:
Mortality and expense risk and administrative charges	(305)	(5,681)	(4,760)

Net investment income (loss)	84	(5,681)	7,299

Increase (decrease) in net assets from operations:
Capital gain distributions	8,153	42,776	57,683
Realized capital gain (loss) on investments	(24,258)	2,755	39,595
Change in unrealized appreciation (depreciation)	2,300	18,439	(32,664)

Net gain (loss) on investments	(13,805)	63,970	64,614

Net increase (decrease) in net assets from operations	(13,721)	58,289	71,913

Contract owner transactions:
Variable annuity deposits	—	19,473	15
Terminations, withdrawals and annuity payments	—	(1,916)	(255,911)
Transfers between subaccounts, net	(78,306)	(583)	(133,019)
Maintenance charges and mortality adjustments	(45)	(1,623)	(770)

Increase (decrease) in net assets from contract transactions	(78,351)	15,351	(389,685)

Total increase (decrease) in net assets	(92,072)	73,640	(317,772)

Net assets as of December 31, 2025	$—	$508,876	$497,634

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Putnam VT Small Cap Growth	Rydex VIF Banking	Rydex VIF Basic Materials
Net assets as of December 31, 2023	$29,325	$63,183	$143,181

Investment income (loss):
Dividend distributions	—	1,737	1,143
Investment Expenses:
Mortality and expense risk and administrative charges	(429)	(861)	(1,536)

Net investment income (loss)	(429)	876	(393)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	98	318	11,258
Change in unrealized appreciation (depreciation)	6,716	12,274	(14,054)

Net gain (loss) on investments	6,814	12,592	(2,796)

Net increase (decrease) in net assets from operations	6,385	13,468	(3,189)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(579)	(46,793)
Transfers between subaccounts, net	—	—	5,014
Maintenance charges and mortality adjustments	(136)	(279)	(402)

Increase (decrease) in net assets from contract transactions	(136)	(858)	(42,181)

Total increase (decrease) in net assets	6,249	12,610	(45,370)

Net assets as of December 31, 2024	$35,574	$75,793	$97,811

Investment income (loss):
Dividend distributions	134	521	1,724
Investment Expenses:
Mortality and expense risk and administrative charges	(692)	(1,008)	(1,389)

Net investment income (loss)	(558)	(487)	335

Increase (decrease) in net assets from operations:
Capital gain distributions	2,324	—	9,590
Realized capital gain (loss) on investments	118	917	2,926
Change in unrealized appreciation (depreciation)	(790)	16,170	20,714

Net gain (loss) on investments	1,652	17,087	33,230

Net increase (decrease) in net assets from operations	1,094	16,600	33,565

Contract owner transactions:
Variable annuity deposits	6,839	—	15,428
Terminations, withdrawals and annuity payments	(226)	(1,496)	(7,023)
Transfers between subaccounts, net	318,028	—	(1,515)
Maintenance charges and mortality adjustments	(205)	(296)	(386)

Increase (decrease) in net assets from contract transactions	324,436	(1,792)	6,504

Total increase (decrease) in net assets	325,530	14,808	40,069

Net assets as of December 31, 2025	$361,104	$90,601	$137,880

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Biotechnology	Rydex VIF Commodities Strategy	Rydex VIF Consumer Products
Net assets as of December 31, 2023	$198,091	$49,118	$57,603

Investment income (loss):
Dividend distributions	—	2,099	851
Investment Expenses:
Mortality and expense risk and administrative charges	(2,331)	(639)	(723)

Net investment income (loss)	(2,331)	1,460	128

Increase (decrease) in net assets from operations:
Capital gain distributions	18,438	—	—
Realized capital gain (loss) on investments	(399)	283	175
Change in unrealized appreciation (depreciation)	(21,235)	1,263	1,418

Net gain (loss) on investments	(3,196)	1,546	1,593

Net increase (decrease) in net assets from operations	(5,527)	3,006	1,721

Contract owner transactions:
Variable annuity deposits	13,563	—	24
Terminations, withdrawals and annuity payments	(5,936)	(4,125)	(4,304)
Transfers between subaccounts, net	1,317	(3,270)	(13)
Maintenance charges and mortality adjustments	(651)	(262)	(143)

Increase (decrease) in net assets from contract transactions	8,293	(7,657)	(4,436)

Total increase (decrease) in net assets	2,766	(4,651)	(2,715)

Net assets as of December 31, 2024	$200,857	$44,467	$54,888

Investment income (loss):
Dividend distributions	—	2,057	716
Investment Expenses:
Mortality and expense risk and administrative charges	(2,322)	(598)	(637)

Net investment income (loss)	(2,322)	1,459	79

Increase (decrease) in net assets from operations:
Capital gain distributions	9,788	—	4,008
Realized capital gain (loss) on investments	(687)	482	606
Change in unrealized appreciation (depreciation)	49,885	(215)	(6,870)

Net gain (loss) on investments	58,986	267	(2,256)

Net increase (decrease) in net assets from operations	56,664	1,726	(2,177)

Contract owner transactions:
Variable annuity deposits	3	—	12
Terminations, withdrawals and annuity payments	(3,518)	(3,167)	(4,945)
Transfers between subaccounts, net	(517)	7,821	(2,988)
Maintenance charges and mortality adjustments	(651)	(214)	(123)

Increase (decrease) in net assets from contract transactions	(4,683)	4,440	(8,044)

Total increase (decrease) in net assets	51,981	6,166	(10,221)

Net assets as of December 31, 2025	$252,838	$50,633	$44,667

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Dow 2x Strategy (b)	Rydex VIF Electronics	Rydex VIF Energy
Net assets as of December 31, 2023	$92,542	$213,807	$118,406

Investment income (loss):
Dividend distributions	1,126	—	3,373
Investment Expenses:
Mortality and expense risk and administrative charges	(1,278)	(2,918)	(1,263)

Net investment income (loss)	(152)	(2,918)	2,110

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,924	—
Realized capital gain (loss) on investments	1,250	29,556	4,546
Change in unrealized appreciation (depreciation)	16,191	5,802	(8,326)

Net gain (loss) on investments	17,441	38,282	(3,780)

Net increase (decrease) in net assets from operations	17,289	35,364	(1,670)

Contract owner transactions:
Variable annuity deposits	—	—	16,946
Terminations, withdrawals and annuity payments	(2,979)	(37,094)	(3,772)
Transfers between subaccounts, net	—	(3,777)	(334)
Maintenance charges and mortality adjustments	(249)	(1,202)	(360)

Increase (decrease) in net assets from contract transactions	(3,228)	(42,073)	12,480

Total increase (decrease) in net assets	14,061	(6,709)	10,810

Net assets as of December 31, 2024	$106,603	$207,098	$129,216

Investment income (loss):
Dividend distributions	888	—	2,496
Investment Expenses:
Mortality and expense risk and administrative charges	(1,177)	(2,978)	(1,140)

Net investment income (loss)	(289)	(2,978)	1,356

Increase (decrease) in net assets from operations:
Capital gain distributions	—	82,871	—
Realized capital gain (loss) on investments	6,092	2,845	867
Change in unrealized appreciation (depreciation)	10,569	(1,334)	6,465

Net gain (loss) on investments	16,661	84,382	7,332

Net increase (decrease) in net assets from operations	16,372	81,404	8,688

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(16,472)	(1,352)	(1,294)
Transfers between subaccounts, net	(13)	—	(2,549)
Maintenance charges and mortality adjustments	(121)	(1,274)	(324)

Increase (decrease) in net assets from contract transactions	(16,606)	(2,626)	(4,167)

Total increase (decrease) in net assets	(234)	78,778	4,521

Net assets as of December 31, 2025	$106,369	$285,876	$133,737

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Energy Services	Rydex VIF Europe 1.25x Strategy (b)	Rydex VIF Financial Services
Net assets as of December 31, 2023	$24,994	$27	$49,918

Investment income (loss):
Dividend distributions	—	2	498
Investment Expenses:
Mortality and expense risk and administrative charges	(259)	—	(717)

Net investment income (loss)	(259)	2	(219)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	219
Realized capital gain (loss) on investments	(3,250)	—	97
Change in unrealized appreciation (depreciation)	2,184	(3)	10,194

Net gain (loss) on investments	(1,066)	(3)	10,510

Net increase (decrease) in net assets from operations	(1,325)	(1)	10,291

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(7,328)	—	—
Transfers between subaccounts, net	17	—	—
Maintenance charges and mortality adjustments	(80)	—	(287)

Increase (decrease) in net assets from contract transactions	(7,391)	—	(287)

Total increase (decrease) in net assets	(8,716)	(1)	10,004

Net assets as of December 31, 2024	$16,278	$26	$59,922

Investment income (loss):
Dividend distributions	10	—	166
Investment Expenses:
Mortality and expense risk and administrative charges	(191)	—	(399)

Net investment income (loss)	(181)	—	(233)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	666
Realized capital gain (loss) on investments	(247)	—	5,792
Change in unrealized appreciation (depreciation)	478	9	(3,256)

Net gain (loss) on investments	231	9	3,202

Net increase (decrease) in net assets from operations	50	9	2,969

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(101)	—	(31,108)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(63)	—	(214)

Increase (decrease) in net assets from contract transactions	(164)	—	(31,322)

Total increase (decrease) in net assets	(114)	9	(28,353)

Net assets as of December 31, 2025	$16,164	$35	$31,569

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Government Long Bond 1.2x Strategy (b)	Rydex VIF Health Care	Rydex VIF Internet
Net assets as of December 31, 2023	$19,682	$155,255	$142,795

Investment income (loss):
Dividend distributions	284	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(115)	(2,004)	(1,772)

Net investment income (loss)	169	(2,004)	(1,772)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	4,306	—
Realized capital gain (loss) on investments	(4,248)	1,350	(1,772)
Change in unrealized appreciation (depreciation)	2,376	(5,178)	32,502

Net gain (loss) on investments	(1,872)	478	30,730

Net increase (decrease) in net assets from operations	(1,703)	(1,526)	28,958

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(459)	(3,928)	(27,456)
Transfers between subaccounts, net	(10,657)	6	518
Maintenance charges and mortality adjustments	(8)	(741)	(712)

Increase (decrease) in net assets from contract transactions	(11,124)	(4,663)	(27,650)

Total increase (decrease) in net assets	(12,827)	(6,189)	1,308

Net assets as of December 31, 2024	$6,855	$149,066	$144,103

Investment income (loss):
Dividend distributions	220	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(88)	(1,843)	(2,033)

Net investment income (loss)	132	(1,843)	(2,033)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	16,236	17,847
Realized capital gain (loss) on investments	(211)	1,448	615
Change in unrealized appreciation (depreciation)	116	2,018	9,485

Net gain (loss) on investments	(95)	19,702	27,947

Net increase (decrease) in net assets from operations	37	17,859	25,914

Contract owner transactions:
Variable annuity deposits	—	—	10,812
Terminations, withdrawals and annuity payments	(374)	(8,581)	(2,423)
Transfers between subaccounts, net	(157)	(1,707)	(204)
Maintenance charges and mortality adjustments	(7)	(636)	(814)

Increase (decrease) in net assets from contract transactions	(538)	(10,924)	7,371

Total increase (decrease) in net assets	(501)	6,935	33,285

Net assets as of December 31, 2025	$6,354	$156,001	$177,388

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Inverse Government Long Bond Strategy	Rydex VIF Inverse Mid-Cap Strategy	Rydex VIF Inverse NASDAQ-100® Strategy
Net assets as of December 31, 2023	$3,750	$13,495	$13,850

Investment income (loss):
Dividend distributions	1	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3)	(12)	(12)

Net investment income (loss)	(2)	(12)	(12)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	681	(2,266)	(2,475)
Change in unrealized appreciation (depreciation)	(167)	1,814	1,578

Net gain (loss) on investments	514	(452)	(897)

Net increase (decrease) in net assets from operations	512	(464)	(909)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(4,224)	(60)	(59)
Transfers between subaccounts, net	(33)	(12,962)	(12,873)
Maintenance charges and mortality adjustments	(5)	(9)	(9)

Increase (decrease) in net assets from contract transactions	(4,262)	(13,031)	(12,941)

Total increase (decrease) in net assets	(3,750)	(13,495)	(13,850)

Net assets as of December 31, 2024	$—	$—	$—

Investment income (loss):
Dividend distributions	1	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(37)	—	—

Net investment income (loss)	(36)	—	—

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	178	—	(7)
Change in unrealized appreciation (depreciation)	—	—	—

Net gain (loss) on investments	178	—	(7)

Net increase (decrease) in net assets from operations	142	—	(7)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(45)	—	—
Transfers between subaccounts, net	(94)	—	7
Maintenance charges and mortality adjustments	(3)	—	—

Increase (decrease) in net assets from contract transactions	(142)	—	7

Total increase (decrease) in net assets	—	—	—

Net assets as of December 31, 2025	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Inverse Russell 2000® Strategy (b)	Rydex VIF Inverse S&P 500 Strategy (b)	Rydex VIF Japan 2x Strategy (b)
Net assets as of December 31, 2023	$13,394	$3,359	$51,609

Investment income (loss):
Dividend distributions	30	371	1,954
Investment Expenses:
Mortality and expense risk and administrative charges	(18)	(8)	(707)

Net investment income (loss)	12	363	1,247

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(2,379)	(23)	14
Change in unrealized appreciation (depreciation)	2,348	(789)	(1,370)

Net gain (loss) on investments	(31)	(812)	(1,356)

Net increase (decrease) in net assets from operations	(19)	(449)	(109)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(59)	—	(114)
Transfers between subaccounts, net	(12,887)	(26)	(2)
Maintenance charges and mortality adjustments	(40)	(6)	(152)

Increase (decrease) in net assets from contract transactions	(12,986)	(32)	(268)

Total increase (decrease) in net assets	(13,005)	(481)	(377)

Net assets as of December 31, 2024	$389	$2,878	$51,232

Investment income (loss):
Dividend distributions	11	247	2,540
Investment Expenses:
Mortality and expense risk and administrative charges	(5)	(7)	(766)

Net investment income (loss)	6	240	1,774

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(42)	(10)	85
Change in unrealized appreciation (depreciation)	(1)	(578)	23,510

Net gain (loss) on investments	(43)	(588)	23,595

Net increase (decrease) in net assets from operations	(37)	(348)	25,369

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	(119)
Transfers between subaccounts, net	(4)	5	(2)
Maintenance charges and mortality adjustments	(31)	(6)	(167)

Increase (decrease) in net assets from contract transactions	(35)	(1)	(288)

Total increase (decrease) in net assets	(72)	(349)	25,081

Net assets as of December 31, 2025	$317	$2,529	$76,313

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Leisure	Rydex VIF Mid- Cap 1.5x Strategy (b)	Rydex VIF Money Market
Net assets as of December 31, 2023	$49,584	$64,077	$3,120,786

Investment income (loss):
Dividend distributions	30	431	170,038
Investment Expenses:
Mortality and expense risk and administrative charges	(664)	(886)	(47,261)

Net investment income (loss)	(634)	(455)	122,777

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,350
Realized capital gain (loss) on investments	72	(123)	—
Change in unrealized appreciation (depreciation)	8,000	9,411	—

Net gain (loss) on investments	8,072	9,288	1,350

Net increase (decrease) in net assets from operations	7,438	8,833	124,127

Contract owner transactions:
Variable annuity deposits	—	—	528,270
Terminations, withdrawals and annuity payments	—	(614)	(288,125)
Transfers between subaccounts, net	—	—	1,856,320
Maintenance charges and mortality adjustments	(154)	(184)	(15,631)

Increase (decrease) in net assets from contract transactions	(154)	(798)	2,080,834

Total increase (decrease) in net assets	7,284	8,035	2,204,961

Net assets as of December 31, 2024	$56,868	$72,112	$5,325,747

Investment income (loss):
Dividend distributions	—	336	147,035
Investment Expenses:
Mortality and expense risk and administrative charges	(755)	(881)	(57,292)

Net investment income (loss)	(755)	(545)	89,743

Increase (decrease) in net assets from operations:
Capital gain distributions	—	232	—
Realized capital gain (loss) on investments	203	(44)	—
Change in unrealized appreciation (depreciation)	4,603	3,039	1

Net gain (loss) on investments	4,806	3,227	1

Net increase (decrease) in net assets from operations	4,051	2,682	89,744

Contract owner transactions:
Variable annuity deposits	—	—	8,453
Terminations, withdrawals and annuity payments	—	(1,210)	(607,770)
Transfers between subaccounts, net	—	—	93,625
Maintenance charges and mortality adjustments	(174)	(175)	(18,575)

Increase (decrease) in net assets from contract transactions	(174)	(1,385)	(524,267)

Total increase (decrease) in net assets	3,877	1,297	(434,523)

Net assets as of December 31, 2025	$60,745	$73,409	$4,891,224

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF NASDAQ-100®	Rydex VIF NASDAQ-100® 2x Strategy (b)	Rydex VIF Nova (b)
Net assets as of December 31, 2023	$243,288	$7,909	$35,329

Investment income (loss):
Dividend distributions	505	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,210)	(122)	(503)

Net investment income (loss)	(1,705)	(122)	(503)

Increase (decrease) in net assets from operations:
Capital gain distributions	4,676	—	—
Realized capital gain (loss) on investments	33,421	216	1,654
Change in unrealized appreciation (depreciation)	17,742	2,990	9,211

Net gain (loss) on investments	55,839	3,206	10,865

Net increase (decrease) in net assets from operations	54,134	3,084	10,362

Contract owner transactions:
Variable annuity deposits	6	—	—
Terminations, withdrawals and annuity payments	(67,613)	(561)	(3,026)
Transfers between subaccounts, net	(3,923)	—	1,676
Maintenance charges and mortality adjustments	(656)	(52)	(157)

Increase (decrease) in net assets from contract transactions	(72,186)	(613)	(1,507)

Total increase (decrease) in net assets	(18,052)	2,471	8,855

Net assets as of December 31, 2024	$225,236	$10,380	$44,184

Investment income (loss):
Dividend distributions	81	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,272)	(181)	(551)

Net investment income (loss)	(2,191)	(181)	(551)

Increase (decrease) in net assets from operations:
Capital gain distributions	14,705	1,146	—
Realized capital gain (loss) on investments	16,114	338	3,122
Change in unrealized appreciation (depreciation)	14,960	2,881	4,372

Net gain (loss) on investments	45,779	4,365	7,494

Net increase (decrease) in net assets from operations	43,588	4,184	6,943

Contract owner transactions:
Variable annuity deposits	33,266	18	—
Terminations, withdrawals and annuity payments	(9,092)	(651)	(2,961)
Transfers between subaccounts, net	(3,470)	4,903	(2,550)
Maintenance charges and mortality adjustments	(685)	(62)	(165)

Increase (decrease) in net assets from contract transactions	20,019	4,208	(5,676)

Total increase (decrease) in net assets	63,607	8,392	1,267

Net assets as of December 31, 2025	$288,843	$18,772	$45,451

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Precious Metals	Rydex VIF Real Estate	Rydex VIF Retailing
Net assets as of December 31, 2023	$134,533	$71,373	$53,472

Investment income (loss):
Dividend distributions	2,013	927	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,780)	(946)	(490)

Net investment income (loss)	233	(19)	(490)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	6,250	234	3,940
Change in unrealized appreciation (depreciation)	5,155	2,014	2,960

Net gain (loss) on investments	11,405	2,248	6,900

Net increase (decrease) in net assets from operations	11,638	2,229	6,410

Contract owner transactions:
Variable annuity deposits	204	—	—
Terminations, withdrawals and annuity payments	(16,162)	(3,472)	(27,565)
Transfers between subaccounts, net	(2,792)	6,259	(312)
Maintenance charges and mortality adjustments	(590)	(290)	(136)

Increase (decrease) in net assets from contract transactions	(19,340)	2,497	(28,013)

Total increase (decrease) in net assets	(7,702)	4,726	(21,603)

Net assets as of December 31, 2024	$126,831	$76,099	$31,869

Investment income (loss):
Dividend distributions	4,776	1,138	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,627)	(899)	(425)

Net investment income (loss)	2,149	239	(425)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	607
Realized capital gain (loss) on investments	4,299	837	21
Change in unrealized appreciation (depreciation)	177,803	486	2,632

Net gain (loss) on investments	182,102	1,323	3,260

Net increase (decrease) in net assets from operations	184,251	1,562	2,835

Contract owner transactions:
Variable annuity deposits	213	—	355
Terminations, withdrawals and annuity payments	(1,313)	(11,024)	(36)
Transfers between subaccounts, net	3,419	(6,346)	(7)
Maintenance charges and mortality adjustments	(889)	(272)	(125)

Increase (decrease) in net assets from contract transactions	1,430	(17,642)	187

Total increase (decrease) in net assets	185,681	(16,080)	3,022

Net assets as of December 31, 2025	$312,512	$60,019	$34,891

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Russell 2000® 1.5x Strategy (b)	Rydex VIF Russell 2000® 2x Strategy (b)	Rydex VIF S&P 500 2x Strategy (b)
Net assets as of December 31, 2023	$313	$244	$205,278

Investment income (loss):
Dividend distributions	3	1	1,641
Investment Expenses:
Mortality and expense risk and administrative charges	(4)	(4)	(3,205)

Net investment income (loss)	(1)	(3)	(1,564)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2	—
Realized capital gain (loss) on investments	(94)	(1)	3,007
Change in unrealized appreciation (depreciation)	107	20	80,951

Net gain (loss) on investments	13	21	83,958

Net increase (decrease) in net assets from operations	12	18	82,394

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(69)	—	—
Transfers between subaccounts, net	879	2	(90)
Maintenance charges and mortality adjustments	(6)	(1)	(857)

Increase (decrease) in net assets from contract transactions	804	1	(947)

Total increase (decrease) in net assets	816	19	81,447

Net assets as of December 31, 2024	$1,129	$263	$286,725

Investment income (loss):
Dividend distributions	4	14	304
Investment Expenses:
Mortality and expense risk and administrative charges	(4)	(3)	(3,835)

Net investment income (loss)	—	11	(3,531)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(119)	(1)	3,225
Change in unrealized appreciation (depreciation)	58	18	68,782

Net gain (loss) on investments	(61)	17	72,007

Net increase (decrease) in net assets from operations	(61)	28	68,476

Contract owner transactions:
Variable annuity deposits	—	—	12
Terminations, withdrawals and annuity payments	(68)	—	—
Transfers between subaccounts, net	(779)	—	3,215
Maintenance charges and mortality adjustments	(2)	(2)	(844)

Increase (decrease) in net assets from contract transactions	(849)	(2)	2,383

Total increase (decrease) in net assets	(910)	26	70,859

Net assets as of December 31, 2025	$219	$289	$357,584

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF S&P 500 Pure Growth	Rydex VIF S&P 500 Pure Value	Rydex VIF S&P MidCap 400 Pure Growth
Net assets as of December 31, 2023	$139,488	$537,910	$152,500

Investment income (loss):
Dividend distributions	94	7,477	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,011)	(4,709)	(1,706)

Net investment income (loss)	(1,917)	2,768	(1,706)

Increase (decrease) in net assets from operations:
Capital gain distributions	656	—	13
Realized capital gain (loss) on investments	(574)	7,092	577
Change in unrealized appreciation (depreciation)	36,194	42,653	22,143

Net gain (loss) on investments	36,276	49,745	22,733

Net increase (decrease) in net assets from operations	34,359	52,513	21,027

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(7,372)	(24,466)	(2,846)
Transfers between subaccounts, net	4,593	4,788	710
Maintenance charges and mortality adjustments	(709)	(2,107)	(264)

Increase (decrease) in net assets from contract transactions	(3,488)	(21,785)	(2,400)

Total increase (decrease) in net assets	30,871	30,728	18,627

Net assets as of December 31, 2024	$170,359	$568,638	$171,127

Investment income (loss):
Dividend distributions	—	7,233	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,227)	(4,856)	(1,294)

Net investment income (loss)	(2,227)	2,377	(1,294)

Increase (decrease) in net assets from operations:
Capital gain distributions	18,843	28,349	9,370
Realized capital gain (loss) on investments	2,596	16,395	(561)
Change in unrealized appreciation (depreciation)	(3,371)	35,770	1,810

Net gain (loss) on investments	18,068	80,514	10,619

Net increase (decrease) in net assets from operations	15,841	82,891	9,325

Contract owner transactions:
Variable annuity deposits	—	—	6,569
Terminations, withdrawals and annuity payments	(3,266)	(51,266)	(98,994)
Transfers between subaccounts, net	(1,261)	12,877	(15,262)
Maintenance charges and mortality adjustments	(735)	(2,100)	(237)

Increase (decrease) in net assets from contract transactions	(5,262)	(40,489)	(107,924)

Total increase (decrease) in net assets	10,579	42,402	(98,599)

Net assets as of December 31, 2025	$180,938	$611,040	$72,528

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF S&P MidCap 400 Pure Value	Rydex VIF S&P SmallCap 600 Pure Growth	Rydex VIF S&P SmallCap 600 Pure Value
Net assets as of December 31, 2023	$197,873	$32,749	$61,875

Investment income (loss):
Dividend distributions	147	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,906)	(307)	(740)

Net investment income (loss)	(1,759)	(307)	(740)

Increase (decrease) in net assets from operations:
Capital gain distributions	9,132	—	—
Realized capital gain (loss) on investments	1,041	(261)	1,319
Change in unrealized appreciation (depreciation)	(2,050)	1,954	481

Net gain (loss) on investments	8,123	1,693	1,800

Net increase (decrease) in net assets from operations	6,364	1,386	1,060

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(6,049)	(19,545)	(6,141)
Transfers between subaccounts, net	(3)	340	(360)
Maintenance charges and mortality adjustments	(664)	(54)	(54)

Increase (decrease) in net assets from contract transactions	(6,716)	(19,259)	(6,555)

Total increase (decrease) in net assets	(352)	(17,873)	(5,495)

Net assets as of December 31, 2024	$197,521	$14,876	$56,380

Investment income (loss):
Dividend distributions	245	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,868)	(197)	(698)

Net investment income (loss)	(1,623)	(197)	(698)

Increase (decrease) in net assets from operations:
Capital gain distributions	20,044	—	1,684
Realized capital gain (loss) on investments	2,849	19	2,624
Change in unrealized appreciation (depreciation)	(11,126)	1,237	(493)

Net gain (loss) on investments	11,767	1,256	3,815

Net increase (decrease) in net assets from operations	10,144	1,059	3,117

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(23,830)	(117)	(8,783)
Transfers between subaccounts, net	(1,036)	—	(639)
Maintenance charges and mortality adjustments	(574)	(37)	(46)

Increase (decrease) in net assets from contract transactions	(25,440)	(154)	(9,468)

Total increase (decrease) in net assets	(15,296)	905	(6,351)

Net assets as of December 31, 2025	$182,225	$15,781	$50,029

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Strengthening Dollar 2x Strategy (b)	Rydex VIF Technology	Rydex VIF Transportation
Net assets as of December 31, 2023	$14,640	$3,301,859	$31,658

Investment income (loss):
Dividend distributions	160	—	32
Investment Expenses:
Mortality and expense risk and administrative charges	(99)	(30,991)	(277)

Net investment income (loss)	61	(30,991)	(245)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	63,836	—
Realized capital gain (loss) on investments	1,255	652,993	(1,087)
Change in unrealized appreciation (depreciation)	695	(111,638)	(213)

Net gain (loss) on investments	1,950	605,191	(1,300)

Net increase (decrease) in net assets from operations	2,011	574,200	(1,545)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,031)	(13,730)	(15,415)
Transfers between subaccounts, net	(10,334)	(2,259,941)	597
Maintenance charges and mortality adjustments	(7)	(11,793)	(45)

Increase (decrease) in net assets from contract transactions	(11,372)	(2,285,464)	(14,863)

Total increase (decrease) in net assets	(9,361)	(1,711,264)	(16,408)

Net assets as of December 31, 2024	$5,279	$1,590,595	$15,250

Investment income (loss):
Dividend distributions	91	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(34)	(21,958)	(189)

Net investment income (loss)	57	(21,958)	(189)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	160,913	—
Realized capital gain (loss) on investments	(653)	15,198	(65)
Change in unrealized appreciation (depreciation)	(734)	228,832	1,816

Net gain (loss) on investments	(1,387)	404,943	1,751

Net increase (decrease) in net assets from operations	(1,330)	382,985	1,562

Contract owner transactions:
Variable annuity deposits	—	12,231	—
Terminations, withdrawals and annuity payments	(144)	(21,318)	(107)
Transfers between subaccounts, net	(2,568)	8,324	—
Maintenance charges and mortality adjustments	(1)	(7,826)	(33)

Increase (decrease) in net assets from contract transactions	(2,713)	(8,589)	(140)

Total increase (decrease) in net assets	(4,043)	374,396	1,422

Net assets as of December 31, 2025	$1,236	$1,964,991	$16,672

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Utilities	Rydex VIF Weakening Dollar 2x Strategy (b)	T. Rowe Price Blue Chip Growth
Net assets as of December 31, 2023	$78,979	$114	$758,277

Investment income (loss):
Dividend distributions	1,141	6	—
Investment Expenses:
Mortality and expense risk and administrative charges	(837)	(1)	(7,588)

Net investment income (loss)	304	5	(7,588)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	47,989
Realized capital gain (loss) on investments	613	(1)	29,741
Change in unrealized appreciation (depreciation)	13,310	(20)	217,208

Net gain (loss) on investments	13,923	(21)	294,938

Net increase (decrease) in net assets from operations	14,227	(16)	287,350

Contract owner transactions:
Variable annuity deposits	—	—	36
Terminations, withdrawals and annuity payments	(4,321)	—	(91,298)
Transfers between subaccounts, net	32	(3)	133,628
Maintenance charges and mortality adjustments	(355)	—	(2,099)

Increase (decrease) in net assets from contract transactions	(4,644)	(3)	40,267

Total increase (decrease) in net assets	9,583	(19)	327,617

Net assets as of December 31, 2024	$88,562	$95	$1,085,894

Investment income (loss):
Dividend distributions	1,400	5	—
Investment Expenses:
Mortality and expense risk and administrative charges	(937)	(3)	(7,370)

Net investment income (loss)	463	2	(7,370)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	62,926
Realized capital gain (loss) on investments	1,285	9	136,973
Change in unrealized appreciation (depreciation)	12,400	17	(82,267)

Net gain (loss) on investments	13,685	26	117,632

Net increase (decrease) in net assets from operations	14,148	28	110,262

Contract owner transactions:
Variable annuity deposits	—	—	43,248
Terminations, withdrawals and annuity payments	(3,600)	(17)	(266,269)
Transfers between subaccounts, net	2,367	3	(267,642)
Maintenance charges and mortality adjustments	(394)	(1)	(1,649)

Increase (decrease) in net assets from contract transactions	(1,627)	(15)	(492,312)

Total increase (decrease) in net assets	12,521	13	(382,050)

Net assets as of December 31, 2025	$101,083	$108	$703,844

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	T. Rowe Price Equity Income	T. Rowe Price Health Sciences	T. Rowe Price Limited-Term Bond
Net assets as of December 31, 2023	$169,034	$290,178	$99,621

Investment income (loss):
Dividend distributions	1,408	—	4,000
Investment Expenses:
Mortality and expense risk and administrative charges	(830)	(2,651)	(718)

Net investment income (loss)	578	(2,651)	3,282

Increase (decrease) in net assets from operations:
Capital gain distributions	5,711	26,221	—
Realized capital gain (loss) on investments	(6,641)	3,127	(24)
Change in unrealized appreciation (depreciation)	8,654	(24,151)	688

Net gain (loss) on investments	7,724	5,197	664

Net increase (decrease) in net assets from operations	8,302	2,546	3,946

Contract owner transactions:
Variable annuity deposits	—	—	96
Terminations, withdrawals and annuity payments	(2,907)	(13,026)	(1,578)
Transfers between subaccounts, net	(87,930)	(38)	174
Maintenance charges and mortality adjustments	(126)	(956)	(171)

Increase (decrease) in net assets from contract transactions	(90,963)	(14,020)	(1,479)

Total increase (decrease) in net assets	(82,661)	(11,474)	2,467

Net assets as of December 31, 2024	$86,373	$278,704	$102,088

Investment income (loss):
Dividend distributions	1,782	—	5,645
Investment Expenses:
Mortality and expense risk and administrative charges	(814)	(2,294)	(781)

Net investment income (loss)	968	(2,294)	4,864

Increase (decrease) in net assets from operations:
Capital gain distributions	11,920	9,027	—
Realized capital gain (loss) on investments	194	2,554	281
Change in unrealized appreciation (depreciation)	713	21,248	1,404

Net gain (loss) on investments	12,827	32,829	1,685

Net increase (decrease) in net assets from operations	13,795	30,535	6,549

Contract owner transactions:
Variable annuity deposits	36,369	5,635	48
Terminations, withdrawals and annuity payments	(11,919)	(65,463)	(1,992)
Transfers between subaccounts, net	(633)	(401)	(3,667)
Maintenance charges and mortality adjustments	(186)	(621)	(251)

Increase (decrease) in net assets from contract transactions	23,631	(60,850)	(5,862)

Total increase (decrease) in net assets	37,426	(30,315)	687

Net assets as of December 31, 2025	$123,799	$248,389	$102,775

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Global Bond VIP Fund
Net assets as of December 31, 2023	$408,602	$186,950	$87,369

Investment income (loss):
Dividend distributions	16,824	4,449	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,354)	(1,832)	(869)

Net investment income (loss)	14,470	2,617	(869)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,233	—	—
Realized capital gain (loss) on investments	(4,247)	1,257	(3,662)
Change in unrealized appreciation (depreciation)	15,067	(7,087)	(5,715)

Net gain (loss) on investments	14,053	(5,830)	(9,377)

Net increase (decrease) in net assets from operations	28,523	(3,213)	(10,246)

Contract owner transactions:
Variable annuity deposits	11,040	—	9,982
Terminations, withdrawals and annuity payments	(16,568)	(15,212)	(10,423)
Transfers between subaccounts, net	276	497	(205)
Maintenance charges and mortality adjustments	(804)	(1,086)	(153)

Increase (decrease) in net assets from contract transactions	(6,056)	(15,801)	(799)

Total increase (decrease) in net assets	22,467	(19,014)	(11,045)

Net assets as of December 31, 2024	$431,069	$167,936	$76,324

Investment income (loss):
Dividend distributions	2,717	4,755	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,497)	(1,987)	(897)

Net investment income (loss)	220	2,768	(897)

Increase (decrease) in net assets from operations:
Capital gain distributions	8,481	13,278	—
Realized capital gain (loss) on investments	(1,710)	740	(1,173)
Change in unrealized appreciation (depreciation)	185,697	31,320	13,010

Net gain (loss) on investments	192,468	45,338	11,837

Net increase (decrease) in net assets from operations	192,688	48,106	10,940

Contract owner transactions:
Variable annuity deposits	10,163	14,585	240
Terminations, withdrawals and annuity payments	(20,182)	(4,394)	(5,121)
Transfers between subaccounts, net	852	(47)	11
Maintenance charges and mortality adjustments	(911)	(1,224)	(154)

Increase (decrease) in net assets from contract transactions	(10,078)	8,920	(5,024)

Total increase (decrease) in net assets	182,610	57,026	5,916

Net assets as of December 31, 2025	$613,679	$224,962	$82,240

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	VanEck VIP Global Gold	VanEck VIP Global Resources	Vanguard® VIF Balanced
Net assets as of December 31, 2023	$11,197	$9,073	$260,722

Investment income (loss):
Dividend distributions	372	223	5,752
Investment Expenses:
Mortality and expense risk and administrative charges	(173)	(118)	(2,290)

Net investment income (loss)	199	105	3,462

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	12,440
Realized capital gain (loss) on investments	(22)	(852)	6,898
Change in unrealized appreciation (depreciation)	(6,351)	(499)	5,318

Net gain (loss) on investments	(6,373)	(1,351)	24,656

Net increase (decrease) in net assets from operations	(6,174)	(1,246)	28,118

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(820)	(32)	(91,053)
Transfers between subaccounts, net	48,779	856	—
Maintenance charges and mortality adjustments	(30)	(18)	(370)

Increase (decrease) in net assets from contract transactions	47,929	806	(91,423)

Total increase (decrease) in net assets	41,755	(440)	(63,305)

Net assets as of December 31, 2024	$52,952	$8,633	$197,417

Investment income (loss):
Dividend distributions	1,231	597	4,337
Investment Expenses:
Mortality and expense risk and administrative charges	(1,223)	(159)	(1,925)

Net investment income (loss)	8	438	2,412

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	18,576
Realized capital gain (loss) on investments	587	20	267
Change in unrealized appreciation (depreciation)	184,080	6,599	8,899

Net gain (loss) on investments	184,667	6,619	27,742

Net increase (decrease) in net assets from operations	184,675	7,057	30,154

Contract owner transactions:
Variable annuity deposits	—	13,277	—
Terminations, withdrawals and annuity payments	(1,257)	—	(2,239)
Transfers between subaccounts, net	499,749	137	(4)
Maintenance charges and mortality adjustments	(329)	(48)	(346)

Increase (decrease) in net assets from contract transactions	498,163	13,366	(2,589)

Total increase (decrease) in net assets	682,838	20,423	27,565

Net assets as of December 31, 2025	$735,790	$29,056	$224,982

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Vanguard® VIF Capital Growth	Vanguard® VIF Conservative Allocation	Vanguard® VIF Diversified Value
Net assets as of December 31, 2023	$75,722	$206,260	$824,785

Investment income (loss):
Dividend distributions	918	5,604	14,002
Investment Expenses:
Mortality and expense risk and administrative charges	(1,425)	(2,956)	(3,991)

Net investment income (loss)	(507)	2,648	10,011

Increase (decrease) in net assets from operations:
Capital gain distributions	1,678	4,750	50,609
Realized capital gain (loss) on investments	245	499	12,037
Change in unrealized appreciation (depreciation)	6,005	3,859	49,012

Net gain (loss) on investments	7,928	9,108	111,658

Net increase (decrease) in net assets from operations	7,421	11,756	121,669

Contract owner transactions:
Variable annuity deposits	—	—	31,360
Terminations, withdrawals and annuity payments	—	(8,023)	(6,602)
Transfers between subaccounts, net	33,769	50	(129,225)
Maintenance charges and mortality adjustments	(84)	(190)	(642)

Increase (decrease) in net assets from contract transactions	33,685	(8,163)	(105,109)

Total increase (decrease) in net assets	41,106	3,593	16,560

Net assets as of December 31, 2024	$116,828	$209,853	$841,345

Investment income (loss):
Dividend distributions	1,278	5,675	14,241
Investment Expenses:
Mortality and expense risk and administrative charges	(2,000)	(2,177)	(2,355)

Net investment income (loss)	(722)	3,498	11,886

Increase (decrease) in net assets from operations:
Capital gain distributions	5,493	6,647	74,469
Realized capital gain (loss) on investments	2,739	10,212	871
Change in unrealized appreciation (depreciation)	24,558	(884)	61,672

Net gain (loss) on investments	32,790	15,975	137,012

Net increase (decrease) in net assets from operations	32,068	19,473	148,898

Contract owner transactions:
Variable annuity deposits	—	—	69,771
Terminations, withdrawals and annuity payments	(16,818)	(191,233)	(3,034)
Transfers between subaccounts, net	33,075	(129)	(45)
Maintenance charges and mortality adjustments	(77)	(197)	(603)

Increase (decrease) in net assets from contract transactions	16,180	(191,559)	66,089

Total increase (decrease) in net assets	48,248	(172,086)	214,987

Net assets as of December 31, 2025	$165,076	$37,767	$1,056,332

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Vanguard® VIF Equity Income	Vanguard® VIF Equity Index	Vanguard® VIF Global Bond Index
Net assets as of December 31, 2023	$735,331	$2,050,012	$8,814

Investment income (loss):
Dividend distributions	22,532	29,315	252
Investment Expenses:
Mortality and expense risk and administrative charges	(11,091)	(8,771)	(147)

Net investment income (loss)	11,441	20,544	105

Increase (decrease) in net assets from operations:
Capital gain distributions	47,500	83,811	10
Realized capital gain (loss) on investments	1,793	15,179	(27)
Change in unrealized appreciation (depreciation)	38,011	378,302	(58)

Net gain (loss) on investments	87,304	477,292	(75)

Net increase (decrease) in net assets from operations	98,745	497,836	30

Contract owner transactions:
Variable annuity deposits	—	62,720	—
Terminations, withdrawals and annuity payments	(10,041)	(61,033)	—
Transfers between subaccounts, net	(1,460)	(75)	—
Maintenance charges and mortality adjustments	(1,852)	(1,816)	(18)

Increase (decrease) in net assets from contract transactions	(13,353)	(204)	(18)

Total increase (decrease) in net assets	85,392	497,632	12

Net assets as of December 31, 2024	$820,723	$2,547,644	$8,826

Investment income (loss):
Dividend distributions	21,325	28,732	272
Investment Expenses:
Mortality and expense risk and administrative charges	(12,066)	(9,643)	(149)

Net investment income (loss)	9,259	19,089	123

Increase (decrease) in net assets from operations:
Capital gain distributions	64,824	55,362	17
Realized capital gain (loss) on investments	2,348	37,646	(23)
Change in unrealized appreciation (depreciation)	46,884	325,434	233

Net gain (loss) on investments	114,056	418,442	227

Net increase (decrease) in net assets from operations	123,315	437,531	350

Contract owner transactions:
Variable annuity deposits	—	46,605	—
Terminations, withdrawals and annuity payments	(13,412)	(82,144)	—
Transfers between subaccounts, net	4	(11,618)	—
Maintenance charges and mortality adjustments	(1,962)	(1,886)	(19)

Increase (decrease) in net assets from contract transactions	(15,370)	(49,043)	(19)

Total increase (decrease) in net assets	107,945	388,488	331

Net assets as of December 31, 2025	$928,668	$2,936,132	$9,157

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Vanguard® VIF Growth	Vanguard® VIF High Yield Bond	Vanguard® VIF International
Net assets as of December 31, 2023	$239,894	$180,043	$746,230

Investment income (loss):
Dividend distributions	769	8,617	9,140
Investment Expenses:
Mortality and expense risk and administrative charges	(4,603)	(1,847)	(4,073)

Net investment income (loss)	(3,834)	6,770	5,067

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	24,196
Realized capital gain (loss) on investments	10,529	(1,716)	(10,992)
Change in unrealized appreciation (depreciation)	67,431	2,925	44,102

Net gain (loss) on investments	77,960	1,209	57,306

Net increase (decrease) in net assets from operations	74,126	7,979	62,373

Contract owner transactions:
Variable annuity deposits	—	—	37,884
Terminations, withdrawals and annuity payments	(5,889)	(35,729)	(47,504)
Transfers between subaccounts, net	(36,894)	(72)	(86,417)
Maintenance charges and mortality adjustments	(234)	(212)	(799)

Increase (decrease) in net assets from contract transactions	(43,017)	(36,013)	(96,836)

Total increase (decrease) in net assets	31,109	(28,034)	(34,463)

Net assets as of December 31, 2024	$271,003	$152,009	$711,767

Investment income (loss):
Dividend distributions	648	10,071	6,513
Investment Expenses:
Mortality and expense risk and administrative charges	(4,729)	(1,582)	(4,175)

Net investment income (loss)	(4,081)	8,489	2,338

Increase (decrease) in net assets from operations:
Capital gain distributions	17,535	—	43,894
Realized capital gain (loss) on investments	2,506	(1,216)	(130)
Change in unrealized appreciation (depreciation)	29,263	3,709	91,448

Net gain (loss) on investments	49,304	2,493	135,212

Net increase (decrease) in net assets from operations	45,223	10,982	137,550

Contract owner transactions:
Variable annuity deposits	115,289	—	13,139
Terminations, withdrawals and annuity payments	(6,473)	(43,686)	(9,464)
Transfers between subaccounts, net	2,570	—	563
Maintenance charges and mortality adjustments	(259)	(112)	(850)

Increase (decrease) in net assets from contract transactions	111,127	(43,798)	3,388

Total increase (decrease) in net assets	156,350	(32,816)	140,938

Net assets as of December 31, 2025	$427,353	$119,193	$852,705

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Vanguard® VIF Mid-Cap Index	Vanguard® VIF Moderate Allocation	Vanguard® VIF Real Estate Index
Net assets as of December 31, 2023	$559,640	$2,091,003	$92,937

Investment income (loss):
Dividend distributions	7,989	24,944	3,596
Investment Expenses:
Mortality and expense risk and administrative charges	(3,950)	(5,960)	(732)

Net investment income (loss)	4,039	18,984	2,864

Increase (decrease) in net assets from operations:
Capital gain distributions	6,658	20,283	3,034
Realized capital gain (loss) on investments	4,977	(17,776)	533
Change in unrealized appreciation (depreciation)	61,231	102,989	(947)

Net gain (loss) on investments	72,866	105,496	2,620

Net increase (decrease) in net assets from operations	76,905	124,480	5,484

Contract owner transactions:
Variable annuity deposits	—	798,373	20,335
Terminations, withdrawals and annuity payments	(35,282)	(1,175,052)	(6,005)
Transfers between subaccounts, net	(102)	2,620	(3,652)
Maintenance charges and mortality adjustments	(324)	(2,384)	(101)

Increase (decrease) in net assets from contract transactions	(35,708)	(376,443)	10,577

Total increase (decrease) in net assets	41,197	(251,963)	16,061

Net assets as of December 31, 2024	$600,837	$1,839,040	$108,998

Investment income (loss):
Dividend distributions	8,004	46,787	2,976
Investment Expenses:
Mortality and expense risk and administrative charges	(4,365)	(6,826)	(678)

Net investment income (loss)	3,639	39,961	2,298

Increase (decrease) in net assets from operations:
Capital gain distributions	31,886	78,598	1,906
Realized capital gain (loss) on investments	7,154	2,625	(1,489)
Change in unrealized appreciation (depreciation)	22,450	165,202	(136)

Net gain (loss) on investments	61,490	246,425	281

Net increase (decrease) in net assets from operations	65,129	286,386	2,579

Contract owner transactions:
Variable annuity deposits	28,125	—	—
Terminations, withdrawals and annuity payments	(33,350)	(44,598)	(11,839)
Transfers between subaccounts, net	38,539	(11)	—
Maintenance charges and mortality adjustments	(310)	(2,646)	(99)

Increase (decrease) in net assets from contract transactions	33,004	(47,255)	(11,938)

Total increase (decrease) in net assets	98,133	239,131	(9,359)

Net assets as of December 31, 2025	$698,970	$2,078,171	$99,639

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Vanguard® VIF Short Term Investment Grade	Vanguard® VIF Small Company Growth (b)	Vanguard® VIF Total Bond Market Index
Net assets as of December 31, 2023	$660,534	$68,423	$2,612,104

Investment income (loss):
Dividend distributions	23,967	384	69,900
Investment Expenses:
Mortality and expense risk and administrative charges	(6,401)	(1,007)	(12,864)

Net investment income (loss)	17,566	(623)	57,036

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	1,820	(203)	(13,466)
Change in unrealized appreciation (depreciation)	15,282	7,529	(24,466)

Net gain (loss) on investments	17,102	7,326	(37,932)

Net increase (decrease) in net assets from operations	34,668	6,703	19,104

Contract owner transactions:
Variable annuity deposits	64,741	—	78,154
Terminations, withdrawals and annuity payments	(53,123)	(185)	(279,336)
Transfers between subaccounts, net	172,069	20	(1,313)
Maintenance charges and mortality adjustments	(1,529)	(270)	(846)

Increase (decrease) in net assets from contract transactions	182,158	(435)	(203,341)

Total increase (decrease) in net assets	216,826	6,268	(184,237)

Net assets as of December 31, 2024	$877,360	$74,691	$2,427,867

Investment income (loss):
Dividend distributions	40,846	349	88,466
Investment Expenses:
Mortality and expense risk and administrative charges	(7,265)	(1,025)	(12,353)

Net investment income (loss)	33,581	(676)	76,113

Increase (decrease) in net assets from operations:
Capital gain distributions	—	4,964	—
Realized capital gain (loss) on investments	2,048	(210)	(11,446)
Change in unrealized appreciation (depreciation)	17,989	(639)	91,865

Net gain (loss) on investments	20,037	4,115	80,419

Net increase (decrease) in net assets from operations	53,618	3,439	156,532

Contract owner transactions:
Variable annuity deposits	59,387	—	60,293
Terminations, withdrawals and annuity payments	(8,687)	(170)	(141,958)
Transfers between subaccounts, net	(115,338)	—	26,576
Maintenance charges and mortality adjustments	(1,715)	(246)	(640)

Increase (decrease) in net assets from contract transactions	(66,353)	(416)	(55,729)

Total increase (decrease) in net assets	(12,735)	3,023	100,803

Net assets as of December 31, 2025	$864,625	$77,714	$2,528,670

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Vanguard® VIF Total International Stock Market Index	Vanguard® VIF Total Stock Market Index	Victory Pioneer Bond VCT Portfolio (a)
Net assets as of December 31, 2023	$189,365	$1,661,795	$163,895

Investment income (loss):
Dividend distributions	7,133	23,633	6,969
Investment Expenses:
Mortality and expense risk and administrative charges	(2,097)	(11,474)	(2,073)

Net investment income (loss)	5,036	12,159	4,896

Increase (decrease) in net assets from operations:
Capital gain distributions	1,210	129,566	—
Realized capital gain (loss) on investments	359	80,028	(477)
Change in unrealized appreciation (depreciation)	1,701	184,638	(1,611)

Net gain (loss) on investments	3,270	394,232	(2,088)

Net increase (decrease) in net assets from operations	8,306	406,391	2,808

Contract owner transactions:
Variable annuity deposits	40,671	265,427	—
Terminations, withdrawals and annuity payments	(3,476)	(303,893)	(1,484)
Transfers between subaccounts, net	2,044	(38,663)	—
Maintenance charges and mortality adjustments	(178)	(1,592)	(645)

Increase (decrease) in net assets from contract transactions	39,061	(78,721)	(2,129)

Total increase (decrease) in net assets	47,367	327,670	679

Net assets as of December 31, 2024	$236,732	$1,989,465	$164,574

Investment income (loss):
Dividend distributions	7,549	25,563	7,231
Investment Expenses:
Mortality and expense risk and administrative charges	(2,272)	(12,381)	(2,129)

Net investment income (loss)	5,277	13,182	5,102

Increase (decrease) in net assets from operations:
Capital gain distributions	4,602	119,335	—
Realized capital gain (loss) on investments	4,475	15,763	(477)
Change in unrealized appreciation (depreciation)	56,745	190,281	7,682

Net gain (loss) on investments	65,822	325,379	7,205

Net increase (decrease) in net assets from operations	71,099	338,561	12,307

Contract owner transactions:
Variable annuity deposits	—	144,869	—
Terminations, withdrawals and annuity payments	(22,120)	(61,450)	(2,943)
Transfers between subaccounts, net	—	620	—
Maintenance charges and mortality adjustments	(202)	(1,712)	(671)

Increase (decrease) in net assets from contract transactions	(22,322)	82,327	(3,614)

Total increase (decrease) in net assets	48,777	420,888	8,693

Net assets as of December 31, 2025	$285,509	$2,410,353	$173,267

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Victory Pioneer Equity Income VCT Portfolio (a)	Victory Pioneer Strategic Income VCT Portfolio (a)	Virtus Duff & Phelps Real Estate Securities Series
Net assets as of December 31, 2023	$13,910	$85,953	$15,578

Investment income (loss):
Dividend distributions	287	3,338	295
Investment Expenses:
Mortality and expense risk and administrative charges	(186)	(1,045)	(203)

Net investment income (loss)	101	2,293	92

Increase (decrease) in net assets from operations:
Capital gain distributions	2,670	—	182
Realized capital gain (loss) on investments	(96)	(1,519)	(23)
Change in unrealized appreciation (depreciation)	(1,343)	1,367	1,227

Net gain (loss) on investments	1,231	(152)	1,386

Net increase (decrease) in net assets from operations	1,332	2,141	1,478

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(9,928)	(40)
Transfers between subaccounts, net	—	12	—
Maintenance charges and mortality adjustments	(30)	(164)	(32)

Increase (decrease) in net assets from contract transactions	(30)	(10,080)	(72)

Total increase (decrease) in net assets	1,302	(7,939)	1,406

Net assets as of December 31, 2024	$15,212	$78,014	$16,984

Investment income (loss):
Dividend distributions	316	3,557	453
Investment Expenses:
Mortality and expense risk and administrative charges	(197)	(1,017)	(213)

Net investment income (loss)	119	2,540	240

Increase (decrease) in net assets from operations:
Capital gain distributions	2,265	—	75
Realized capital gain (loss) on investments	(117)	(256)	(11)
Change in unrealized appreciation (depreciation)	(786)	5,043	(395)

Net gain (loss) on investments	1,362	4,787	(331)

Net increase (decrease) in net assets from operations	1,481	7,327	(91)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(1,392)	—
Transfers between subaccounts, net	—	(1)	—
Maintenance charges and mortality adjustments	(31)	(162)	(33)

Increase (decrease) in net assets from contract transactions	(31)	(1,555)	(33)

Total increase (decrease) in net assets	1,450	5,772	(124)

Net assets as of December 31, 2025	$16,662	$83,786	$16,860

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Virtus KAR Small- Cap Growth Series	Virtus Newfleet Multi-Sector Intermediate Bond Series	Virtus SGA International Growth Series
Net assets as of December 31, 2023	$311,687	$9,314	$57,031

Investment income (loss):
Dividend distributions	—	29	111
Investment Expenses:
Mortality and expense risk and administrative charges	(3,022)	(68)	(138)

Net investment income (loss)	(3,022)	(39)	(27)

Increase (decrease) in net assets from operations:
Capital gain distributions	21,280	—	95
Realized capital gain (loss) on investments	(18,982)	(574)	(74)
Change in unrealized appreciation (depreciation)	28,997	881	(3,249)

Net gain (loss) on investments	31,295	307	(3,228)

Net increase (decrease) in net assets from operations	28,273	268	(3,255)

Contract owner transactions:
Variable annuity deposits	9,623	—	—
Terminations, withdrawals and annuity payments	(7,922)	(9,538)	(1,345)
Transfers between subaccounts, net	(68,555)	(35)	—
Maintenance charges and mortality adjustments	(477)	(9)	(301)

Increase (decrease) in net assets from contract transactions	(67,331)	(9,582)	(1,646)

Total increase (decrease) in net assets	(39,058)	(9,314)	(4,901)

Net assets as of December 31, 2024	$272,629	$—	$52,130

Investment income (loss):
Dividend distributions	—	—	98
Investment Expenses:
Mortality and expense risk and administrative charges	(2,089)	—	(137)

Net investment income (loss)	(2,089)	—	(39)

Increase (decrease) in net assets from operations:
Capital gain distributions	46,596	—	1,782
Realized capital gain (loss) on investments	(34,158)	—	(44)
Change in unrealized appreciation (depreciation)	(70,340)	—	2,941

Net gain (loss) on investments	(57,902)	—	4,679

Net increase (decrease) in net assets from operations	(59,991)	—	4,640

Contract owner transactions:
Variable annuity deposits	13,277	—	—
Terminations, withdrawals and annuity payments	(3,051)	—	(1,134)
Transfers between subaccounts, net	(52,340)	—	(31)
Maintenance charges and mortality adjustments	(383)	—	(303)

Increase (decrease) in net assets from contract transactions	(42,497)	—	(1,468)

Total increase (decrease) in net assets	(102,488)	—	3,172

Net assets as of December 31, 2025	$170,141	$—	$55,302

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Voya MidCap Opportunities Portfolio	VY CBRE Global Real Estate Portfolio	VY CBRE Real Estate Portfolio
Net assets as of December 31, 2023	$59,558	$25,732	$24,280

Investment income (loss):
Dividend distributions	—	315	583
Investment Expenses:
Mortality and expense risk and administrative charges	(799)	(97)	(62)

Net investment income (loss)	(799)	218	521

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(440)	(2,623)	—
Change in unrealized appreciation (depreciation)	9,421	1,782	420

Net gain (loss) on investments	8,981	(841)	420

Net increase (decrease) in net assets from operations	8,182	(623)	941

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(13,873)	—
Transfers between subaccounts, net	—	21	—
Maintenance charges and mortality adjustments	(339)	(30)	(45)

Increase (decrease) in net assets from contract transactions	(339)	(13,882)	(45)

Total increase (decrease) in net assets	7,843	(14,505)	896

Net assets as of December 31, 2024	$67,401	$11,227	$25,176

Investment income (loss):
Dividend distributions	—	277	634
Investment Expenses:
Mortality and expense risk and administrative charges	(862)	(44)	(62)

Net investment income (loss)	(862)	233	572

Increase (decrease) in net assets from operations:
Capital gain distributions	10,485	—	—
Realized capital gain (loss) on investments	(362)	(21)	—
Change in unrealized appreciation (depreciation)	(7,780)	450	(660)

Net gain (loss) on investments	2,343	429	(660)

Net increase (decrease) in net assets from operations	1,481	662	(88)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(124)	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(365)	(22)	(16)

Increase (decrease) in net assets from contract transactions	(365)	(146)	(16)

Total increase (decrease) in net assets	1,116	516	(104)

Net assets as of December 31, 2025	$68,517	$11,743	$25,072

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Notes to Financial Statements

December 31, 2025

1. Organization and Significant Accounting Policies

Variable Annuity Account A (the Account) is a deferred variable annuity contract offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is an investment company as defined by Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for AdvisorDesigns, EliteDesigns and EliteDesigns II are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

AB VPS Discovery Value Portfolio	B	AllianceBernstein LP	—
AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	—
AB VPS Relative Value Portfolio	B	AllianceBernstein LP	—
AB VPS Sustainable Global Thematic Growth	B	AllianceBernstein LP	—
AFIS Capital World Growth and Income	Class 4	Capital Research and Management Company	—
AFIS U.S. Government Securities	Class 4	Capital Research and Management Company	—
AFIS Washington Mutual Investors	Class 4	Capital Research and Management Company	—
Alger Capital Appreciation	Class S	Fred Alger Management, LLC	—
Alger Large Cap Growth	Class I-2	Fred Alger Management, LLC	—
Allspring Opportunity VT	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring VT Discovery All Cap Growth Fund	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
ALPS/Alerian Energy Infrastructure	Class III	ALPS Advisors Inc	—
American Funds IS® Asset Allocation	Class 4	Capital Research and Management Company	—
American Funds IS® Capital World Bond	Class 4	Capital Research and Management Company	—
American Funds IS® Global Growth	Class 4	Capital Research and Management Company	—
American Funds IS® Global Small Capitalization	Class 4	Capital Research and Management Company	—
American Funds IS® Growth	Class 4	Capital Research and Management Company	—
American Funds IS® Growth-Income	Class 4	Capital Research and Management Company	—
American Funds IS® International	Class 4	Capital Research and Management Company	—
American Funds IS® International Growth and Income	Class 4	Capital Research and Management Company	—
American Funds IS® Mortgage	Class 4	Capital Research and Management Company	—
American Funds IS® New World	Class 4	Capital Research and Management Company	—
BlackRock Advantage Large Cap Core V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Basic Value V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Capital Appreciation V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	BlackRock (Singapore) Ltd
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Ltd

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

BlackRock Large Cap Focus Growth V.I.	Class 3	BlackRock Advisors LLC	—
BNY Mellon IP Small Cap Stock Index	Service	BNY Mellon Investment Adviser, Inc	—
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon Stock Index	Service	BNY Mellon Investment Adviser, Inc	Mellon Investments Corporation
BNY Mellon VIF Appreciation	Service	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
Dimensional VA Equity Allocation	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Global Bond Portfolio	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Global Moderate Allocation	Inst Class	Dimensional Fund Advisors LP	—
Dimensional VA International Small Portfolio	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA International Value Portfolio	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Short-Term Fixed Portfolio	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA U.S. Large Value Portfolio	Inst Class	Dimensional Fund Advisors LP	—
Dimensional VA U.S. Targeted Value Portfolio	Inst Class	Dimensional Fund Advisors LP	—
Donoghue Forlines Dividend VIT Fund	1	Donoghue Forlines, LLC	—
Donoghue Forlines Momentum VIT Fund	1	Donoghue Forlines, LLC	—
DWS Small Mid Cap Value VIP	B	DWS Investment Management Americas, Inc	—
Eaton Vance VT Floating-Rate Income	—	Eaton Vance Management	—
Federated Hermes Fund for U.S. Government Securities II	Primary	Federated Investment Management Company	—
Federated Hermes High Income Bond II	Service	Federated Investment Management Company	—
Fidelity® VIP Balanced	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Contrafund	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity® VIP Disciplined Small Cap	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Emerging Markets	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

Fidelity® VIP Growth & Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP High Income	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Index 500	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Mid Cap	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Overseas	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

Fidelity Management & Research (HK) Ltd

FIL Investment Advisors (UK) Ltd

Fidelity® VIP Real Estate	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity® VIP Strategic Income	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd FIL Investments (Japan) Ltd Fil Investment Advisors FIL Investment Advisors (UK) Ltd Fidelity Management & Research (UK) Ltd
Franklin DynaTech VIP	Class 2	Franklin Advisers, Inc	—
Franklin Growth and Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Large Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Rising Dividends VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Small Cap Value VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers, Inc	—
Goldman Sachs VIT International Equity Insights	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Large Cap Value	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Mid Cap Growth Fund	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Mid Cap Value	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Small Cap Equity Insights	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Strategic Growth	Service	Goldman Sachs Asset Management, LP	—
Guggenheim VIF Floating Rate Strategies	—	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim VIF Global Managed Futures Strategy	—	Security Investors, LLC	—
Guggenheim VIF High Yield	—	Security Investors, LLC	—
Guggenheim VIF Multi-Hedge Strategies	—	Security Investors, LLC	—
Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—
Invesco V.I. American Franchise	Series I	Invesco Advisers, Inc	—
Invesco V.I. American Franchise	Series II	Invesco Advisers, Inc	—
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	—
Invesco V.I. Balanced-Risk Allocation	Series II	Invesco Advisers, Inc	—
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	—
Invesco V.I. Core Equity	Series II	Invesco Advisers, Inc	—
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	—
Invesco V.I. Equally-Weighted S&P 500	Series II	Invesco Advisers, Inc	Invesco Capital Management LLC

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. EVQ International Equity Fund	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global Core Equity	Series II	Invesco Advisers, Inc	Invesco Canada Ltd
Invesco V.I. Global Real Estate	Series II	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Global Strategic Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	—
Invesco V.I. Growth and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series II	Invesco Advisers, Inc	—
Invesco V.I. High Yield	Series II	Invesco Advisers, Inc	—
Invesco V.I. International Growth Fund	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Small Cap Equity	Series II	Invesco Advisers, Inc	—
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	—
Janus Henderson VIT Forty	Service	Janus Capital Management LLC	—
Janus Henderson VIT Mid Cap Value	Service	Janus Capital Management LLC	—
Janus Henderson VIT Overseas	Service	Janus Capital Management LLC	—
Janus Henderson VIT Research	Service	Janus Capital Management LLC	—
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Dividend Growth VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Fundamental Equity VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Growth and Income VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Growth Opportunities VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Mid Cap Stock VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Total Return VC	VC	Lord, Abbett & Co LLC	—
LVIP American Century Disciplined Core Value	Service Class	American Century Investment Management, Inc	—
LVIP American Century Inflation Protection	Service Class	American Century Investment Management, Inc	—
LVIP American Century International	Service Class	American Century Investment Management, Inc	—
LVIP American Century Mid Cap Value	Service Class	American Century Investment Management, Inc	—
LVIP American Century Value	Service Class	American Century Investment Management, Inc	—
LVIP JPMorgan Core Bond Fund	Service Class	J.P. Morgan Investment Management, Inc	—
LVIP JPMorgan Small Cap Core Fund	Service Class	J.P. Morgan Investment Management, Inc	—
LVIP JPMorgan US Equity Fund	Service Class	J.P. Morgan Investment Management, Inc	—
MFS® VIT Emerging Markets Equity	Service	Massachusetts Financial Services Company	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

MFS® VIT Global Tactical Allocation	Service	Massachusetts Financial Services Company	—
MFS® VIT High Yield	Service	Massachusetts Financial Services Company	—
MFS® VIT II MA Investors Growth Stock	Service	Massachusetts Financial Services Company	—
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	—
MFS® VIT International Intrinsic Value	Service	Massachusetts Financial Services Company	—
MFS® VIT Investors Trust	Service	Massachusetts Financial Services Company	—
MFS® VIT New Discovery	Service	Massachusetts Financial Services Company	—
MFS® VIT Research	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return Bond	Service	Massachusetts Financial Services Company	—
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	—
Morgan Stanley VIF Emerging Markets Debt	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Ltd
Morgan Stanley VIF Emerging Markets Equity	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Co
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
NAA All Cap Value Series	—	Security Investors, LLC	—
NAA Large Cap Value Series	—	Security Investors, LLC	—
NAA Large Core Series	—	Security Investors, LLC	—
NAA Large Growth Series	—	Security Investors, LLC	—
NAA Mid Growth Series	—	Security Investors, LLC	—
NAA Small Cap Value Series	—	Security Investors, LLC	—
NAA Small Growth Series	—	Security Investors, LLC	—
NAA Smid-Cap Value Series	—	Security Investors, LLC	—
NAA World Equity Income Series	—	Security Investors, LLC	—
Neuberger Berman AMT Quality Equity Portfolio	Class I	Neuberger Berman Investment Advisers LLC	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Nomura VIP Asset Strategy Series	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Nomura VIP Balanced Series	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Nomura VIP Core Equity Series	Service Class	Delaware Management Company	—
Nomura VIP Energy Series	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Nomura VIP Global Growth Series	Service Class	Delaware Management Company	—
Nomura VIP Growth Series	Service Class	Delaware Management Company	—
Nomura VIP High Income Series	Service Class	Delaware Management Company	Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Nomura VIP International Core Equity Series	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Nomura VIP Limited+Term Bond Series	Service Class	Delaware Management Company	Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Nomura VIP Mid Cap Growth Series	Service Class	Delaware Management Company	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Nomura VIP Natural Resources Series	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Nomura VIP Science And Technology Series	Service Class	Delaware Management Company	—
Nomura VIP Small Cap Growth Series	Service Class	Delaware Management Company	—
Nomura VIP Smid Cap Core Series	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Nomura VIP Value Series	Service Class	Delaware Management Company	—
PIMCO VIT All Asset	Advisor	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Global Managed Asset Allocation	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT High Yield	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT International Bond Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Short-Term	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company, LLC	—
Putnam VT Core Equity Fund	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Diversified Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Global Asset Allocation	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Ltd
Putnam VT High Yield	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Large Cap Growth Fund	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Large Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Small Cap Growth	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Rydex VIF Banking	—	Security Investors, LLC	—
Rydex VIF Basic Materials	—	Security Investors, LLC	—
Rydex VIF Biotechnology	—	Security Investors, LLC	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Rydex VIF Commodities Strategy	—	Security Investors, LLC	—
Rydex VIF Consumer Products	—	Security Investors, LLC	—
Rydex VIF Dow 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Electronics	—	Security Investors, LLC	—
Rydex VIF Energy	—	Security Investors, LLC	—
Rydex VIF Energy Services	—	Security Investors, LLC	—
Rydex VIF Europe 1.25x Strategy	—	Security Investors, LLC	—
Rydex VIF Financial Services	—	Security Investors, LLC	—
Rydex VIF Government Long Bond 1.2x Strategy	—	Security Investors, LLC	—
Rydex VIF Health Care	—	Security Investors, LLC	—
Rydex VIF High Yield Strategy	—	Security Investors, LLC	—
Rydex VIF Internet	—	Security Investors, LLC	—
Rydex VIF Inverse Dow 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Government Long Bond Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Mid-Cap Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse NASDAQ-100® Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Russell 2000® Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse S&P 500 Strategy	—	Security Investors, LLC	—
Rydex VIF Japan 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Leisure	—	Security Investors, LLC	—
Rydex VIF Mid-Cap 1.5x Strategy	—	Security Investors, LLC	—
Rydex VIF Money Market	—	Security Investors, LLC	—
Rydex VIF NASDAQ-100®	—	Security Investors, LLC	—
Rydex VIF NASDAQ-100® 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Nova	—	Security Investors, LLC	—
Rydex VIF Precious Metals	—	Security Investors, LLC	—
Rydex VIF Real Estate	—	Security Investors, LLC	—
Rydex VIF Retailing	—	Security Investors, LLC	—
Rydex VIF Russell 2000® 1.5x Strategy	—	Security Investors, LLC	—
Rydex VIF Russell 2000® 2x Strategy	—	Security Investors, LLC	—
Rydex VIF S&P 500 2x Strategy	—	Security Investors, LLC	—
Rydex VIF S&P 500 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P 500 Pure Value	—	Security Investors, LLC	—
Rydex VIF S&P MidCap 400 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P MidCap 400 Pure Value	—	Security Investors, LLC	—
Rydex VIF S&P SmallCap 600 Pure Growth	—	Security Investors, LLC	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Rydex VIF S&P SmallCap 600 Pure Value	—	Security Investors, LLC	—
Rydex VIF Strengthening Dollar 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Technology	—	Security Investors, LLC	—
Rydex VIF Telecommunications	—	Security Investors, LLC	—
Rydex VIF Transportation	—	Security Investors, LLC	—
Rydex VIF Utilities	—	Security Investors, LLC	—
Rydex VIF Weakening Dollar 2x Strategy	—	Security Investors, LLC	—
T. Rowe Price Blue Chip Growth	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Equity Income	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Limited-Term Bond	II	T. Rowe Price Associates, Inc	—
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd	Franklin Templeton Inv Mgmt Ltd
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel LLC	—
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc	—
Templeton Growth VIP Fund	Class 2	Templeton Global Advisors Ltd	—
Third Avenue Value	—	Third Avenue Management LLC	—
TOPS® Aggressive Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Conservative ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
VanEck VIP Global Gold	S	Van Eck Associates Corporation	—
VanEck VIP Global Resources	S	Van Eck Associates Corporation	—
Vanguard® VIF Balanced	—	Wellington Management Company LLP	—
Vanguard® VIF Capital Growth	—	PRIMECAP Management Company	—
Vanguard® VIF Conservative Allocation	—	Vanguard Group Inc	—
Vanguard® VIF Diversified Value	—	Lazard Asset Management LLC;Hotchkis & Wiley Capital Management LLC	—
Vanguard® VIF Equity Income	—	Vanguard Group Inc Wellington Management Company LLP	—
Vanguard® VIF Equity Index	—	Vanguard Group Inc	—
Vanguard® VIF Global Bond Index	—	Vanguard Group Inc	—
Vanguard® VIF Growth	—	Wellington Management Company LLP	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Vanguard® VIF High Yield Bond	—	Wellington Management Company LLP	—
Vanguard® VIF International	—	Baillie Gifford Overseas Ltd;Schroder Investment Management North America Inc	—
Vanguard® VIF Mid-Cap Index	—	Vanguard Group Inc	—
Vanguard® VIF Moderate Allocation	—	Vanguard Group Inc	—
Vanguard® VIF Real Estate Index	—	Vanguard Group Inc	—
Vanguard® VIF Short Term Investment Grade	—	Vanguard Group Inc	—
Vanguard® VIF Small Company Growth	—	ArrowMark Colorado Holdings, LLC (ArrowMark Partners);Vanguard Group Inc	—
Vanguard® VIF Total Bond Market Index	—	Vanguard Group Inc	—
Vanguard® VIF Total International Stock Market Index	—	Vanguard Group Inc	—
Vanguard® VIF Total Stock Market Index	—	Vanguard Group Inc	—
Victory Pioneer Bond VCT Portfolio	Class II	Amundi Asset Management US, Inc	—
Victory Pioneer Equity Income VCT Portfolio	Class II	Amundi Asset Management US, Inc	—
Victory Pioneer High Yield VCT Portfolio	Class II	Amundi Asset Management US, Inc	—
Victory Pioneer Strategic Income VCT Portfolio	Class II	Amundi Asset Management US, Inc	—
Virtus Duff & Phelps Real Estate Securities Series	A	Virtus Investment Advisers, Inc	Duff & PheLPs Investment Management Co
Virtus KAR Small-Cap Growth Series	A	Virtus Investment Advisers, Inc	Kayne Anderson Rudnick Inv Mgmt., LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	A	Virtus Investment Advisers, Inc	Newfleet Asset Management, LLC
Virtus SGA International Growth Series	A	Virtus Investment Advisers, Inc	Sustainable Growth Advisers, LP
Virtus Tactical Allocation Series	A Shares	Virtus Investment Advisors (VIA)	Newfleet Asset Management, LLC Kayne Anderson Rudnick Investment Management LLC
Voya MidCap Opportunities Portfolio	S2	Voya Investments, LLC	Voya Investment Management Co. LLC
VY CBRE Global Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
VY CBRE Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd – Singapore Inc Western Asset Management Company, LLC Inc Western Asset Management Company Ltd – UK

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

The Account has one underlying fund, BlackRock High Yield V.I., that pays dividends on the first of each month. The daily dividend amount is accumulated and the balance is recognised on the Statements of Net Assets as Investment Income Receivable.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Two Hundred Eighty-seven subaccounts are currently offered by the Account. The following subaccounts had no activity for two consecutive years and are not included in the Statements of Net Assets or the Statements of Operations and Change in Net Assets:

Subaccount

AB VPS Dynamic Asset Allocation
AB VPS Sustainable Global Thematic Growth
BlackRock Capital Appreciation V.I.
BNY Mellon Stock Index
Dimensional VA Equity Allocation
Dimensional VA Global Bond Portfolio
Donoghue Forlines Momentum VIT Fund
Goldman Sachs VIT Large Cap Value
Goldman Sachs VIT Small Cap Equity Insights
Goldman Sachs VIT Strategic Growth
Invesco V.I. American Franchise Series II
Invesco V.I. Global Core Equity
Invesco V.I. Growth and Income
Invesco V.I. High Yield
Janus Henderson VIT Mid Cap Value
Lord Abbett Series Dividend Growth VC
Lord Abbett Series Fundamental Equity VC
Lord Abbett Series Mid Cap Stock VC
Lord Abbett Series Total Return VC
MFS® VIT Emerging Markets Equity
MFS® VIT High Yield
MFS® VIT II MA Investors Growth Stock
MFS® VIT Investors Trust
Morgan Stanley VIF Emerging Markets Debt
Morgan Stanley VIF Emerging Markets Equity
NAA Large Core Series
NAA Small Growth Series
Nomura VIP Core Equity Series
Nomura VIP Value Series
PIMCO VIT Global Managed Asset Allocation
Putnam VT Diversified Income
Putnam VT Global Asset Allocation
Putnam VT High Yield
Putnam VT Income
Rydex VIF High Yield Strategy
Rydex VIF Inverse Dow 2x Strategy
Rydex VIF Telecommunications
Templeton Growth VIP Fund
Third Avenue Value
TOPS® Aggressive Growth ETF
TOPS® Balanced ETF
TOPS® Conservative ETF
TOPS® Growth ETF
TOPS® Managed Risk Balanced ETF

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount

TOPS® Managed Risk Growth ETF
TOPS® Managed Risk Moderate Growth ETF
TOPS® Moderate Growth ETF
Victory Pioneer High Yield VCT Portfolio
Virtus Tactical Allocation Series
Western Asset Variable Global High Yield Bond

All subaccounts reported a full twelve month period except in the incepted year for the following:

Inception Date	Subaccount

December 17, 2021	Donoghue Forlines Dividend VIT Fund
December 17, 2021	Donoghue Forlines Momentum VIT Fund

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name

April 1, 2025	Victory Pioneer Bond VCT Portfolio	Pioneer Bond VCT
April 1, 2025	Victory Pioneer Equity Income VCT Portfolio	Pioneer Equity Income VCT
April 1, 2025	Victory Pioneer High Yield VCT Portfolio	Pioneer High Yield VCT
April 1, 2025	Victory Pioneer Strategic Income VCT Portfolio	Pioneer Strategic Income VCT
July 28, 2025	Neuberger Berman AMT Quality Equity Portfolio	Neuberger Berman AMT Sustainable Equity
August 22, 2025	Invesco V.I. International Growth Fund	Invesco Oppenheimer V.I. International Growth Fund
December 1, 2025	Nomura VIP Asset Strategy Series	Macquarie VIP Asset Strategy
December 1, 2025	Nomura VIP Balanced Series	Macquarie VIP Balanced
December 1, 2025	Nomura VIP Core Equity Series	Macquarie VIP Core Equity
December 1, 2025	Nomura VIP Energy Series	Macquarie VIP Energy
December 1, 2025	Nomura VIP Global Growth Series	Macquarie VIP Global Growth
December 1, 2025	Nomura VIP Growth Series	Macquarie VIP Growth
December 1, 2025	Nomura VIP High Income Series	Macquarie VIP High Income
December 1, 2025	Nomura VIP International Core Equity Series	Macquarie VIP International Core Equity
December 1, 2025	Nomura VIP Limited+Term Bond Series	Macquarie VIP Limited-Term Bond
December 1, 2025	Nomura VIP Mid Cap Growth Series	Macquarie VIP Mid Cap Growth
December 1, 2025	Nomura VIP Natural Resources Series	Macquarie VIP Natural Resources
December 1, 2025	Nomura VIP Science And Technology Series	Macquarie VIP Science And Technology
December 1, 2025	Nomura VIP Small Cap Growth Series	Macquarie VIP Small Cap Growth
December 1, 2025	Nomura VIP Smid Cap Core Series	Macquarie VIP Smid Cap Core
December 1, 2025	Nomura VIP Value Series	Macquarie VIP Value

The following subaccounts are closed to new investments:

Subaccount

Alger Capital Appreciation
LVIP American Century Mid Cap Value
Rydex VIF Dow 2x Strategy
Rydex VIF Europe 1.25x Strategy

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount
Rydex VIF Government Long Bond 1.2x Strategy
Rydex VIF Inverse Russell 2000® Strategy
Rydex VIF Inverse S&P 500 Strategy
Rydex VIF Japan 2x Strategy
Rydex VIF Mid-Cap 1.5x Strategy
Rydex VIF NASDAQ-100® 2x Strategy
Rydex VIF Nova
Rydex VIF Russell 2000® 1.5x Strategy
Rydex VIF Russell 2000® 2x Strategy
Rydex VIF S&P 500 2x Strategy
Rydex VIF Strengthening Dollar 2x Strategy
Rydex VIF Weakening Dollar 2x Strategy
Vanguard® VIF Small Company Growth

Investment Valuation

Investments in mutual fund shares are carried in the Statements of Net Assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2025 were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
AB VPS Relative Value Portfolio	$3,714	$585
AFIS Capital World Growth and Income	9,021	75,864
AFIS U.S. Government Securities	36,085	13,209
AFIS Washington Mutual Investors	202,041	54,791
Alger Capital Appreciation (b)	97,507	467,210
Alger Large Cap Growth	48,073	1,751
Allspring Opportunity VT	14,224	15,046
Allspring VT Discovery All Cap Growth Fund	40,543	1,678
ALPS/Alerian Energy Infrastructure	13,773	78,627
American Funds IS® Asset Allocation	56,977	9,242
American Funds IS® Capital World Bond	2,790	353
American Funds IS® Global Growth	74,633	72,101
American Funds IS® Global Small Capitalization	11,244	290
American Funds IS® Growth	1,381,234	313,517
American Funds IS® Growth-Income	115,000	95,490
American Funds IS® International	595	47,270
American Funds IS® International Growth and Income	7,881	5,639
American Funds IS® Mortgage	206,014	205,117
American Funds IS® New World	14,412	5,157
BlackRock Advantage Large Cap Core V.I.	4,422	535
BlackRock Basic Value V.I.	3,268	830
BlackRock Equity Dividend V.I.	67,487	4,791
BlackRock Global Allocation V.I.	16,230	1,378

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
BlackRock High Yield V.I.	$44,394	$50,233
BlackRock Large Cap Focus Growth V.I.	14,445	128,566
BNY Mellon IP Small Cap Stock Index	10,659	24,229
BNY Mellon IP Technology Growth	138,688	16,278
BNY Mellon VIF Appreciation	100,654	76,827
Dimensional VA Global Moderate Allocation	—	46,334
Dimensional VA International Small Portfolio	230,494	251,878
Dimensional VA International Value Portfolio	183,974	90,333
Dimensional VA Short-Term Fixed Portfolio	96,796	121,673
Dimensional VA U.S. Large Value Portfolio	25,908	75,598
Dimensional VA U.S. Targeted Value Portfolio	383,238	11,773
Donoghue Forlines Dividend VIT Fund	239	141
DWS Small Mid Cap Value VIP	55,786	479,491
Eaton Vance VT Floating-Rate Income	35,525	3,346
Federated Hermes Fund for U.S. Government Securities II	7,605	8,920
Federated Hermes High Income Bond II	20,308	19,154
Fidelity® VIP Balanced	73,198	96,858
Fidelity® VIP Contrafund	341,496	562,787
Fidelity® VIP Disciplined Small Cap	41,793	3,682
Fidelity® VIP Emerging Markets	541,228	49,290
Fidelity® VIP Growth & Income	100,886	32,532
Fidelity® VIP Growth Opportunities	117,506	1,477,650
Fidelity® VIP High Income	2,537	468
Fidelity® VIP Index 500	431,390	115,763
Fidelity® VIP Investment Grade Bond	35,523	88,233
Fidelity® VIP Mid Cap	9,171	3,738
Fidelity® VIP Overseas	30,698	21,277
Fidelity® VIP Real Estate	1,232	512
Fidelity® VIP Strategic Income	7,265	3,660
Franklin DynaTech VIP	33,499	2,312
Franklin Growth and Income VIP Fund	45,581	3,231
Franklin Income VIP Fund	17,113	4,546
Franklin Large Cap Growth VIP Fund	88,574	113,900
Franklin Mutual Global Discovery VIP Fund	19,377	1,019
Franklin Mutual Shares VIP Fund	8,791	254
Franklin Rising Dividends VIP Fund	81,727	6,252
Franklin Small Cap Value VIP Fund	51,161	420,067
Franklin Small-Mid Cap Growth VIP Fund	71,942	111,386
Franklin Strategic Income VIP Fund	1,666	35,417
Franklin U.S. Government Securities VIP Fund	11,420	359,650
Goldman Sachs VIT International Equity Insights	206,218	228,257
Goldman Sachs VIT Mid Cap Growth Fund	582,998	34,680
Goldman Sachs VIT Mid Cap Value	25,865	19,467
Guggenheim VIF Floating Rate Strategies	14,036	2,861
Guggenheim VIF Global Managed Futures Strategy	1,311	4,645
Guggenheim VIF High Yield	10,038	329
Guggenheim VIF Multi-Hedge Strategies	6,551	9,265
Guggenheim VIF Total Return Bond	225,517	30,851

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Invesco V.I. American Franchise Series I	$31,399	$21,456
Invesco V.I. American Value	2,793	248
Invesco V.I. Balanced-Risk Allocation	1,185	77
Invesco V.I. Comstock	4,616	32
Invesco V.I. Core Equity	7,279	222
Invesco V.I. Discovery Mid Cap Growth	495	72
Invesco V.I. Equally-Weighted S&P 500	316,904	1,006
Invesco V.I. Equity and Income	1,850	364
Invesco V.I. EVQ International Equity Fund	23,884	31,636
Invesco V.I. Global	21,617	50,675
Invesco V.I. Global Real Estate	325	2,066
Invesco V.I. Global Strategic Income	5,786	1,641
Invesco V.I. Government Securities	12,165	12,502
Invesco V.I. Health Care	80,549	74,087
Invesco V.I. International Growth Fund (a)	10,968	13,727
Invesco V.I. Main Street Mid Cap Fund®	19,365	4,908
Invesco V.I. Main Street Small Cap Fund®	45,086	18,107
Invesco V.I. Small Cap Equity	2,139	577
Janus Henderson VIT Enterprise	64,408	51,716
Janus Henderson VIT Forty	297,446	100,280
Janus Henderson VIT Overseas	19,965	5,096
Janus Henderson VIT Research	10,239	24,212
Lord Abbett Series Bond-Debenture VC	20,691	26,476
Lord Abbett Series Developing Growth VC	186	4,961
Lord Abbett Series Growth and Income VC	13,715	2,013
Lord Abbett Series Growth Opportunities VC	24,580	1,495
LVIP American Century Disciplined Core Value	1,221	4,449
LVIP American Century Inflation Protection	3,444	1,272
LVIP American Century International	366	446
LVIP American Century Mid Cap Value (b)	541,162	4,520
LVIP American Century Value	6,434	625
LVIP JPMorgan Core Bond Fund	631	12,076
LVIP JPMorgan Small Cap Core Fund	4,858	3,855
LVIP JPMorgan US Equity Fund	671	300
MFS® VIT II Research International	797	895
MFS® VIT International Intrinsic Value	11,814	8,926
MFS® VIT New Discovery	3,336	322,112
MFS® VIT Research	13,315	4,444
MFS® VIT Total Return	3,330	6,214
MFS® VIT Total Return Bond	30,061	30,061
MFS® VIT Utilities	1,425	436
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	—	29,374
Morningstar Balanced ETF Asset Allocation Portfolio	286,562	523,657
Morningstar Conservative ETF Asset Allocation Portfolio	269,002	318,552
Morningstar Growth ETF Asset Allocation Portfolio	17,206	103,836

(a)	Name change. See Note 1.
(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Morningstar Income and Growth ETF Asset Allocation Portfolio	$4,619	$13,782
NAA All Cap Value Series	31,412	2,830
NAA Large Cap Value Series	115,313	101,813
NAA Large Growth Series	18,663	1,206
NAA Mid Growth Series	22,243	18,901
NAA Small Cap Value Series	6,360	2,421
NAA Smid-Cap Value Series	12,146	1,231
NAA World Equity Income Series	9,067	7,464
Neuberger Berman AMT Quality Equity Portfolio (a)	29,906	123,950
Nomura VIP Asset Strategy Series (a)	48,880	7,554
Nomura VIP Balanced Series (a)	1,814	8,975
Nomura VIP Energy Series (a)	5,837	6,441
Nomura VIP Global Growth Series (a)	18,714	140,058
Nomura VIP Growth Series (a)	9,779	33,905
Nomura VIP High Income Series (a)	1,471	2,492
Nomura VIP International Core Equity Series (a)	2,330	862
Nomura VIP Mid Cap Growth Series (a)	164,116	506,773
Nomura VIP Natural Resources Series (a)	—	77
Nomura VIP Science And Technology Series (a)	54,176	58,535
Nomura VIP Small Cap Growth Series (a)	14,345	1,143
Nomura VIP Smid Cap Core Series (a)	147	48
PIMCO VIT All Asset	28,199	30,835
PIMCO VIT CommodityRealReturn Strategy	3,928	3,287
PIMCO VIT Emerging Markets Bond	28,722	11,294
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	251	25
PIMCO VIT International Bond Portfolio (Unhedged)	5,532	3,213
PIMCO VIT Low Duration Administrative	56,514	712,735
PIMCO VIT Low Duration Advisor	10,883	15,175
PIMCO VIT Real Return Administrative	32,741	52,508
PIMCO VIT Real Return Advisor	212,435	210,484
PIMCO VIT Short-Term	119,559	81,760
PIMCO VIT Total Return Administrative	19,817	79,232
PIMCO VIT Total Return Advisor	18,576	12,816
Putnam VT Core Equity Fund	8,542	78,656
Putnam VT Large Cap Growth Fund	61,662	9,216
Putnam VT Large Cap Value	69,742	394,445
Putnam VT Small Cap Growth	327,322	1,120
Rydex VIF Banking	521	2,800
Rydex VIF Basic Materials	32,186	15,757
Rydex VIF Biotechnology	9,788	7,005
Rydex VIF Commodities Strategy	20,719	14,820
Rydex VIF Consumer Products	4,726	8,683
Rydex VIF Dow 2x Strategy (b)	888	17,783
Rydex VIF Electronics	82,871	5,604
Rydex VIF Energy	9,209	12,020

(a)	Name change. See Note 1.
(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Rydex VIF Energy Services	$10	$355
Rydex VIF Europe 1.25x Strategy (b)	—	—
Rydex VIF Financial Services	832	31,721
Rydex VIF Government Long Bond 1.2x Strategy (b)	220	626
Rydex VIF Health Care	16,236	12,767
Rydex VIF Internet	28,454	5,269
Rydex VIF Inverse Government Long Bond Strategy	17,178	17,356
Rydex VIF Inverse NASDAQ-100® Strategy	622	615
Rydex VIF Inverse Russell 2000® Strategy (b)	11	40
Rydex VIF Inverse S&P 500 Strategy (b)	247	8
Rydex VIF Japan 2x Strategy (b)	2,540	1,054
Rydex VIF Leisure	—	929
Rydex VIF Mid-Cap 1.5x Strategy (b)	568	2,266
Rydex VIF Money Market	585,709	1,020,233
Rydex VIF NASDAQ-100®	98,819	66,286
Rydex VIF NASDAQ-100® 2x Strategy (b)	6,063	890
Rydex VIF Nova (b)	7,197	13,424
Rydex VIF Precious Metals	13,176	9,597
Rydex VIF Real Estate	12,152	29,555
Rydex VIF Retailing	953	584
Rydex VIF Russell 2000® 1.5x Strategy (b)	1,675	2,524
Rydex VIF Russell 2000® 2x Strategy (b)	14	5
Rydex VIF S&P 500 2x Strategy (b)	17,597	18,745
Rydex VIF S&P 500 Pure Growth	40,973	29,619
Rydex VIF S&P 500 Pure Value	57,734	67,497
Rydex VIF S&P MidCap 400 Pure Growth	16,328	116,176
Rydex VIF S&P MidCap 400 Pure Value	20,505	27,524
Rydex VIF S&P SmallCap 600 Pure Growth	—	351
Rydex VIF S&P SmallCap 600 Pure Value	1,684	10,166
Rydex VIF Strengthening Dollar 2x Strategy (b)	7,575	10,231
Rydex VIF Technology	186,978	56,612
Rydex VIF Transportation	—	329
Rydex VIF Utilities	3,761	4,925
Rydex VIF Weakening Dollar 2x Strategy (b)	1,224	1,237
T. Rowe Price Blue Chip Growth	108,491	545,247
T. Rowe Price Equity Income	49,892	13,373
T. Rowe Price Health Sciences	14,744	68,861
T. Rowe Price Limited-Term Bond	55,412	56,410
Templeton Developing Markets VIP Fund	25,419	26,796
Templeton Foreign VIP Fund	32,581	7,615
Templeton Global Bond VIP Fund	—	5,921
VanEck VIP Global Gold	500,978	2,807
VanEck VIP Global Resources	14,012	208
Vanguard® VIF Balanced	23,087	4,688
Vanguard® VIF Capital Growth	39,845	18,894
Vanguard® VIF Conservative Allocation	12,322	193,736

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Vanguard® VIF Diversified Value	$161,387	$8,943
Vanguard® VIF Equity Income	86,149	27,436
Vanguard® VIF Equity Index	136,043	110,635
Vanguard® VIF Global Bond Index	288	167
Vanguard® VIF Growth	135,975	11,394
Vanguard® VIF High Yield Bond	10,071	45,380
Vanguard® VIF International	65,847	16,227
Vanguard® VIF Mid-Cap Index	106,523	37,994
Vanguard® VIF Moderate Allocation	125,386	54,082
Vanguard® VIF Real Estate Index	4,881	12,615
Vanguard® VIF Short Term Investment Grade	148,868	181,640
Vanguard® VIF Small Company Growth (b)	5,313	1,441
Vanguard® VIF Total Bond Market Index	202,067	181,683
Vanguard® VIF Total International Stock Market Index	12,151	24,594
Vanguard® VIF Total Stock Market Index	290,664	75,820
Victory Pioneer Bond VCT Portfolio (a)	7,231	5,743
Victory Pioneer Equity Income VCT Portfolio (a)	2,582	229
Victory Pioneer Strategic Income VCT Portfolio (a)	3,557	2,572
Virtus Duff & Phelps Real Estate Securities Series	527	245
Virtus KAR Small-Cap Growth Series	60,126	58,116
Virtus SGA International Growth Series	1,879	1,604
Voya MidCap Opportunities Portfolio	10,485	1,227
VY CBRE Global Real Estate Portfolio	277	190
VY CBRE Real Estate Portfolio	634	78

(a)	Name change. See Note 1.
(b)	Closed to new investments. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the Statements of Net Assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

The annuity assets for December 31, 2025 by subaccount are as follows:

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
Allspring Opportunity VT	$75,566
American Funds IS® International	21,823
American Funds IS® International Growth and Income	44,130
American Funds IS® New World	5,639
BlackRock High Yield V.I.	1,385
BlackRock Large Cap Focus Growth V.I.	7,051
Federated Hermes Fund for U.S. Government Securities II	8,880
Federated Hermes High Income Bond II	19,691
Fidelity® VIP Contrafund	41,459
Fidelity® VIP Growth Opportunities	153,801
Fidelity® VIP Index 500	6,634
Fidelity® VIP Investment Grade Bond	2,753
Fidelity® VIP Mid Cap	7,642
Franklin Small Cap Value VIP Fund	12,413
Franklin Small-Mid Cap Growth VIP Fund	38,260
Goldman Sachs VIT International Equity Insights	18,866
Guggenheim VIF Total Return Bond	37,475
Invesco V.I. American Franchise Series I	18,364
Invesco V.I. EVQ International Equity Fund	16,629
Invesco V.I. Main Street Small Cap Fund®	48,041
Janus Henderson VIT Mid Cap Value	12,620
Lord Abbett Series Bond-Debenture VC	4,618
LVIP JPMorgan Core Bond Fund	47,141
LVIP JPMorgan Small Cap Core Fund	6,187
MFS® VIT Investors Trust	31,250
NAA All Cap Value Series	5,025
NAA World Equity Income Series	18,807
Neuberger Berman AMT Quality Equity Portfolio	44,822
Nomura VIP Mid Cap Growth Series	8,301
PIMCO VIT Emerging Markets Bond	3,735
PIMCO VIT Low Duration Administrative	23,214
PIMCO VIT Real Return Administrative	32,184
PIMCO VIT Total Return Administrative	25,448
Rydex VIF Basic Materials	20,253
Rydex VIF Government Long Bond 1.2x Strategy	5,355
Rydex VIF Money Market	178,320
Rydex VIF Real Estate	7,902
Rydex VIF S&P 500 Pure Growth	7,792
Rydex VIF S&P 500 Pure Value	10,252
Rydex VIF S&P MidCap 400 Pure Value	9,474
Rydex VIF S&P SmallCap 600 Pure Value	9,447
T. Rowe Price Equity Income	22,646
Templeton Developing Markets VIP Fund	15,751
Templeton Global Bond VIP Fund	4,557
Vanguard® VIF Equity Income	53,134
Vanguard® VIF Equity Index	35,721
Vanguard® VIF Total Bond Market Index	36,680
Virtus KAR Small-Cap Growth Series	4,525

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed NAVs. The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2025.

Segment Disclosures

An operating segment is defined in ASC Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Brian Beckett, Chief Financial Officer. The subaccount represents a single operating segment, as the CODM monitors the operating results of the subaccount and as a whole, the subaccount’s long-term strategic asset allocation is pre-determined based on a defined investment strategy. The net increase (decrease) in net assets from operations, which is used by the CODM to assess the segment’s performance is consistent with that presented within the subaccount’s financial statements. Segment assets are reflected on the accompanying Statements of Net Assets as “Net Assets” and significant segment expenses are listed on the accompanying Statements of Operations and Change in Net Assets.

Variable Annuity Account A

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges

AdvisorDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 0.85% of the average daily net assets. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: FSBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.60%, as indicated in the below table:

Administrative Charge	Subaccount
0.25%	NAA All Cap Value Series NAA Large Cap Value Series NAA Small Cap Value Series NAA SMid Cap Value Series NAA Mid Growth Series NAA World Equity Income Series
0.35%	Invesco V.I. EVQ International Equity Fund Invesco V.I. Main Street Mid Cap Fund®
0.40%	Invesco V.I. Main Street Small Cap Fund®
0.45%	Guggenheim VIF Long Short Equity Guggenheim VIF Multi-Hedge Strategies Invesco V.I. Government Securities each Rydex VIF Subaccounts
0.50%	Federated Hermes High Income Bond II Fidelity® VIP Contrafund Fidelity® VIP Growth Opportunities Fidelity® VIP Investment Grade Bond
0.55%	Allspring Opportunity VT Fidelity® VIP Index 500 PIMCO VIT Low Duration PIMCO VIT Real Return PIMCO VIT Total Return Wells Fargo Opportunity VT
0.60%

Federated Hermes Fund for U.S. Government Securities II

Franklin Small-Mid Cap Growth VIP Fund

Invesco V.I. American Franchise

Neuberger Berman AMT Quality Equity Portfolio

Templeton Developing Markets VIP Fund

Templeton Foreign VIP Fund

These charges are presented as expenses on the Statements of Operations and Change in Net Assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the Statements of Operations and Change in Net Assets under the Maintenance charges and mortality adjustments line item may include the following:

Variable Annuity Account A

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: FSBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

EliteDesigns

Mortality and Expense Risk Charge: The EliteDesigns and EliteDesigns II mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 1.20% of the average daily net assets. EliteDesigns: If the net asset value of an individual contract is less than $500,000, FSBL deducts a mortality and expense risk charge of 0.20%. If the net asset value of an individual contract is greater than $500,000, no mortality and expense risk charge is deducted. EliteDesigns II: Prior to December 2, 2021, FSBL deducted a mortality an expense risk charge of 1.20%. After December 2, 2021, If the net asset value of an individual contract is less than $500,000, FSBL deducts a mortality and expense risk charge of 1.20%. If the net asset value of an individual contract is greater than $500,000, FSBL deducts a mortality and expense risk charge of 1.00. All contracts, once annuitized, will be assessed with a mortality and expense risk charge of 0.30% annually of the average daily net assets.

Administrative Charge: FSBL deducts a daily administrative charge equal to an annual rate of each subaccount’s average daily net asset value. The amount of these charges differs by product and subaccount and ranges from 0.25% to 0.65%, as indicated in the following table:

Administrative Charge	Product	Subaccount
0.65%	EliteDesigns II

Dimensional VA Equity Allocation

Dimensional VA Global Bond Portfolio

Dimensional VA Global Moderate Allocation

Dimensional VA International Small Portfolio

Dimensional VA International Value Portfolio

Dimensional VA Short-Term Fixed Portfolio

Dimensional VA U.S. Large Value Portfolio

Dimensional VA U.S. Targeted Value Portfolio

Vanguard® VIF Balanced

Vanguard® VIF Capital Growth

Vanguard® VIF Conservative Allocation

Vanguard® VIF Diversified Value

Vanguard® VIF Equity Income

Vanguard® VIF Equity Index

Vanguard® VIF Global Bond Index

Vanguard® VIF Growth

Vanguard® VIF High Yield Bond

Vanguard® VIF International

Vanguard® VIF Mid-Cap Index

Vanguard® VIF Moderate Allocation

Vanguard® VIF Real Estate Index

Vanguard® VIF Short Term Investment Grade

Vanguard® VIF Small Company Growth

Vanguard® VIF Total Bond Market Index

Vanguard® VIF Total International Stock Market Index

Vanguard® VIF Total Stock Market Index

0.25%	EliteDesigns and EliteDesigns II	All other subaccounts

These charges are presented as expenses on the Statements of Operations and Change in Net Assets under Mortality and expense risk and administrative charges line item.

Variable Annuity Account A

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the Statements of Operations and Change in Net Assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Contingent Deferred Sales Charge (CDSC): For EliteDesigns with a 5 year contract rider, FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 5% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract. For EliteDesigns with a 0 year contract rider and EliteDesigns II contract, FSBL does not deduct any CDSC throughout the life of the contract.

•	Rider Charge: FSBL deducts an amount for each optional rider, equal to a percentage of the contract value, not to exceed a total charge of 0.50% of the contract value.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2025 and 2024 were as follows:

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AB VPS Discovery Value Portfolio	—	—	—	1	(216)	(215)
AB VPS Relative Value Portfolio	66	(4)	62	64	(4)	60
AFIS Capital World Growth and Income	321	(4,724)	(4,403)	358	(15)	343
AFIS U.S. Government Securities	3,766	(626)	3,140	24,631	(8,690)	15,941
AFIS Washington Mutual Investors	6,981	(2,125)	4,856	1,697	(1,784)	(87)
Alger Capital Appreciation (b)	752	(11,435)	(10,683)	1,068	(754)	314
Alger Large Cap Growth	2,574	(94)	2,480	79	(1,950)	(1,871)
Allspring Opportunity VT	66	(414)	(348)	67	(412)	(345)
Allspring VT Discovery All Cap Growth Fund	142	(9)	133	139	(9)	130
ALPS/Alerian Energy Infrastructure	565	(6,395)	(5,830)	7,048	(6,780)	268
American Funds IS® Asset Allocation	1,266	(190)	1,076	4,310	(17,947)	(13,637)
American Funds IS® Capital World Bond	433	(3)	430	429	(547)	(118)
American Funds IS® Global Growth	1,545	(3,405)	(1,860)	900	(1,268)	(368)
American Funds IS® Global Small Capitalization	843	(13)	830	108	(7,220)	(7,112)
American Funds IS® Growth	34,452	(9,456)	24,996	5,997	(10,710)	(4,713)
American Funds IS® Growth-Income	1,698	(3,905)	(2,207)	2,639	(2,538)	101
American Funds IS® International	219	(4,935)	(4,716)	4,228	(18)	4,210
American Funds IS® International Growth and Income	853	(389)	464	832	(386)	446
American Funds IS® Mortgage	29,285	(29,285)	—	—	—	—
American Funds IS® New World	976	(223)	753	547	(269)	278
BlackRock Advantage Large Cap Core V.I.	45	(3)	42	43	(19)	24
BlackRock Basic Value V.I.	41	(35)	6	56	(8,074)	(8,018)
BlackRock Equity Dividend V.I.	2,049	(90)	1,959	424	(2,958)	(2,534)
BlackRock Global Allocation V.I.	282	—	282	342	(3,283)	(2,941)
BlackRock High Yield V.I.	2,253	(4,099)	(1,846)	2,661	(795)	1,866
BlackRock Large Cap Focus Growth V.I.	134	(3,640)	(3,506)	3,686	(205)	3,481

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BNY Mellon IP Small Cap Stock Index	173	(1,261)	(1,088)	2,596	(1,940)	656
BNY Mellon IP Technology Growth	482	(381)	101	243	(376)	(133)
BNY Mellon VIF Appreciation	4,320	(4,304)	16	15	(1)	14
Dimensional VA Global Moderate Allocation	20	(3,958)	(3,938)	3,939	(1)	3,938
Dimensional VA International Small Portfolio	16,824	(17,747)	(923)	1,225	(312)	913
Dimensional VA International Value Portfolio	9,107	(7,055)	2,052	10,822	(23,451)	(12,629)
Dimensional VA Short-Term Fixed Portfolio	12,384	(15,789)	(3,405)	4,925	(4,568)	357
Dimensional VA U.S. Large Value Portfolio	588	(4,269)	(3,681)	913	(9,599)	(8,686)
Dimensional VA U.S. Targeted Value Portfolio	14,241	(482)	13,759	1,190	(15,063)	(13,873)
Donoghue Forlines Dividend VIT Fund	47	(11)	36	36	(2)	34
DWS Small Mid Cap Value VIP	924	(30,212)	(29,288)	2,012	(266)	1,746
Eaton Vance VT Floating-Rate Income	2,743	(267)	2,476	1,935	(4,619)	(2,684)
Federated Hermes Fund for U.S. Government Securities II	911	(982)	(71)	669	(746)	(77)
Federated Hermes High Income Bond II	938	(1,248)	(310)	1,077	(1,193)	(116)
Fidelity® VIP Balanced	1,996	(5,186)	(3,190)	13,209	(3,386)	9,823
Fidelity® VIP Contrafund	2,389	(18,100)	(15,711)	9,676	(5,851)	3,825
Fidelity® VIP Disciplined Small Cap	2,154	(109)	2,045	35	(109)	(74)
Fidelity® VIP Emerging Markets	36,843	(3,629)	33,214	6,700	(3,254)	3,446
Fidelity® VIP Growth & Income	1,598	(867)	731	675	(287)	388
Fidelity® VIP Growth Opportunities	2,934	(25,340)	(22,406)	1,978	(10,404)	(8,426)
Fidelity® VIP High Income	115	(8)	107	137	(1,097)	(960)
Fidelity® VIP Index 500	15,868	(3,727)	12,141	7,987	(9,390)	(1,403)
Fidelity® VIP Investment Grade Bond	4,202	(10,182)	(5,980)	2,052	(18,696)	(16,644)
Fidelity® VIP Mid Cap	100	(180)	(80)	98	(58)	40
Fidelity® VIP Overseas	1,476	(1,348)	128	779	(806)	(27)
Fidelity® VIP Real Estate	152	(9)	143	159	(1,434)	(1,275)
Fidelity® VIP Strategic Income	662	(130)	532	674	(1,725)	(1,051)
Franklin DynaTech VIP	1,174	(72)	1,102	31	(871)	(840)
Franklin Growth and Income VIP Fund	568	(4)	564	551	(14)	537

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Franklin Income VIP Fund	723	(89)	634	739	(2,217)	(1,478)
Franklin Large Cap Growth VIP Fund	510	(3,362)	(2,852)	590	(2,086)	(1,496)
Franklin Mutual Global Discovery VIP Fund	281	(19)	262	273	(18)	255
Franklin Mutual Shares VIP Fund	128	(4)	124	165	(1,650)	(1,485)
Franklin Rising Dividends VIP Fund	902	(97)	805	961	(4,751)	(3,790)
Franklin Small Cap Value VIP Fund	754	(21,922)	(21,168)	1,549	(1,874)	(325)
Franklin Small-Mid Cap Growth VIP Fund	2,491	(4,302)	(1,811)	832	(5,102)	(4,270)
Franklin Strategic Income VIP Fund	99	(4,465)	(4,366)	130	(9)	121
Franklin U.S. Government Securities VIP Fund	1,311	(48,646)	(47,335)	20,817	(2,340)	18,477
Goldman Sachs VIT International Equity Insights	18,060	(18,040)	20	20	(1)	19
Goldman Sachs VIT Mid Cap Growth Fund	16,171	(1,175)	14,996	487	(369)	118
Goldman Sachs VIT Mid Cap Value	397	(840)	(443)	1,839	(1,894)	(55)
Guggenheim VIF Floating Rate Strategies	504	(117)	387	515	(2,779)	(2,264)
Guggenheim VIF Global Managed Futures Strategy	374	(883)	(509)	336	(277)	59
Guggenheim VIF High Yield	889	(5)	884	56	(206)	(150)
Guggenheim VIF Multi-Hedge Strategies	1,264	(1,611)	(347)	381	(15,389)	(15,008)
Guggenheim VIF Total Return Bond	21,887	(2,826)	19,061	15,367	(4,007)	11,360
Invesco V.I. American Franchise Series I	1,008	(870)	138	198	(1,009)	(811)
Invesco V.I. American Value	29	(2)	27	29	(2)	27
Invesco V.I. Balanced-Risk Allocation	49	(3)	46	71	(1,546)	(1,475)
Invesco V.I. Comstock	232	—	232	232	(19,400)	(19,168)
Invesco V.I. Core Equity	114	—	114	110	—	110
Invesco V.I. Discovery Mid Cap Growth	9	(1)	8	34	(1,100)	(1,066)
Invesco V.I. Equally-Weighted S&P 500	26,066	(7)	26,059	25,185	(25,140)	45
Invesco V.I. Equity and Income	53	(4)	49	108	(3,874)	(3,766)
Invesco V.I. EVQ International Equity Fund	1,305	(2,694)	(1,389)	1,155	(2,896)	(1,741)
Invesco V.I. Global	190	(2,681)	(2,491)	243	(33)	210
Invesco V.I. Global Real Estate	—	(151)	(151)	18	(1,366)	(1,348)
Invesco V.I. Global Strategic Income	428	(49)	379	478	(2,525)	(2,047)
Invesco V.I. Government Securities	1,932	(1,947)	(15)	2,489	(2,524)	(35)

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Invesco V.I. Health Care	5,731	(5,608)	123	137	(13)	124
Invesco V.I. International Growth Fund (a)	311	(995)	(684)	302	(2,249)	(1,947)
Invesco V.I. Main Street Mid Cap Fund®	722	(204)	518	163	(1,011)	(848)
Invesco V.I. Main Street Small Cap Fund®	1,181	(660)	521	1,236	(2,731)	(1,495)
Invesco V.I. Small Cap Equity	87	(3)	84	104	(1,332)	(1,228)
Janus Henderson VIT Enterprise	1,531	(2,014)	(483)	406	(2,088)	(1,682)
Janus Henderson VIT Forty	8,230	(2,770)	5,460	2,377	(116)	2,261
Janus Henderson VIT Overseas	2,950	(391)	2,559	2,585	(450)	2,135
Janus Henderson VIT Research	95	(592)	(497)	101	(7)	94
Lord Abbett Series Bond-Debenture VC	993	(2,178)	(1,185)	1,384	(5,731)	(4,347)
Lord Abbett Series Developing Growth VC	115	(138)	(23)	114	(299)	(185)
Lord Abbett Series Growth and Income VC	201	(29)	172	196	(36)	160
Lord Abbett Series Growth Opportunities VC	1,100	(68)	1,032	24	(833)	(809)
LVIP American Century Disciplined Core Value	57	(132)	(75)	136	(6,956)	(6,820)
LVIP American Century Inflation Protection	180	(152)	28	179	(151)	28
LVIP American Century International	90	(3)	87	99	(2,153)	(2,054)
LVIP American Century Mid Cap Value (b)	21,299	(184)	21,115	28	(166)	(138)
LVIP American Century Value	106	(7)	99	102	(7)	95
LVIP JPMorgan Core Bond Fund	41	(1,531)	(1,490)	47	(236)	(189)
LVIP JPMorgan Small Cap Core Fund	101	(185)	(84)	99	(61)	38
LVIP JPMorgan US Equity Fund	23	(2)	21	294	(1)	293
MFS® VIT Global Tactical Allocation	—	—	—	132	(8,364)	(8,232)
MFS® VIT II Research International	168	(11)	157	649	(1,124)	(475)
MFS® VIT International Intrinsic Value	334	(509)	(175)	338	(214)	124
MFS® VIT New Discovery	606	(16,171)	(15,565)	1,138	(199)	939
MFS® VIT Research	75	(170)	(95)	78	(182)	(104)
MFS® VIT Total Return	79	(444)	(365)	87	(43)	44

(a)	Name change. See Note 1.
(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
MFS® VIT Total Return Bond	3,453	(3,453)	—	—	—	—
MFS® VIT Utilities	82	(6)	76	262	(703)	(441)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	25	(1,881)	(1,856)	55	(8)	47
Morningstar Balanced ETF Asset Allocation Portfolio	15,685	(41,599)	(25,914)	2,705	(4,304)	(1,599)
Morningstar Conservative ETF Asset Allocation Portfolio	34,163	(37,943)	(3,780)	9,446	(12,993)	(3,547)
Morningstar Growth ETF Asset Allocation Portfolio	522	(7,160)	(6,638)	638	(2,283)	(1,645)
Morningstar Income and Growth ETF Asset Allocation Portfolio	151	(1,295)	(1,144)	160	(90)	70
NAA All Cap Value Series	205	(38)	167	198	(40)	158
NAA Large Cap Value Series	2,748	(3,398)	(650)	1,534	(1,736)	(202)
NAA Large Growth Series	63	(12)	51	143	(92)	51
NAA Mid Growth Series	489	(470)	19	414	(3,391)	(2,977)
NAA Small Cap Value Series	34	(65)	(31)	130	(159)	(29)
NAA Smid-Cap Value Series	44	(25)	19	43	(25)	18
NAA World Equity Income Series	54	(374)	(320)	61	(377)	(316)
Neuberger Berman AMT Quality Equity Portfolio (a)	633	(5,212)	(4,579)	5,316	(729)	4,587
Nomura VIP Asset Strategy Series (a)	1,546	—	1,546	1,550	(2,069)	(519)
Nomura VIP Balanced Series (a)	72	(584)	(512)	85	(6)	79
Nomura VIP Energy Series (a)	1,206	(1,177)	29	46	(5,769)	(5,723)
Nomura VIP Global Growth Series (a)	176	(7,373)	(7,197)	969	(836)	133
Nomura VIP Growth Series (a)	33	(731)	(698)	38	(16)	22
Nomura VIP High Income Series (a)	—	(141)	(141)	15	(2,824)	(2,809)
Nomura VIP International Core Equity Series (a)	111	(25)	86	112	(348)	(236)
Nomura VIP Limited+Term Bond Series (a)	—	—	—	—	(61)	(61)
Nomura VIP Mid Cap Growth Series (a)	2,204	(21,081)	(18,877)	1,689	(302)	1,387

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Nomura VIP Natural Resources Series (a)	22	(4)	18	20	(3)	17
Nomura VIP Science And Technology Series (a)	933	(1,644)	(711)	1,593	(236)	1,357
Nomura VIP Small Cap Growth Series (a)	1,157	(26)	1,131	549	(507)	42
Nomura VIP Smid Cap Core Series (a)	6	—	6	28	(1,412)	(1,384)
PIMCO VIT All Asset	2,503	(2,937)	(434)	147	(2,321)	(2,174)
PIMCO VIT CommodityRealReturn Strategy	857	(582)	275	16,325	(26,841)	(10,516)
PIMCO VIT Emerging Markets Bond	1,673	(859)	814	1,794	(1,902)	(108)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	17	(1)	16	31	(2,729)	(2,698)
PIMCO VIT High Yield	—	—	—	1	(133)	(132)
PIMCO VIT International Bond Portfolio (Unhedged)	829	(467)	362	708	(7,496)	(6,788)
PIMCO VIT Low Duration Administrative	7,366	(99,764)	(92,398)	75,619	(22,765)	52,854
PIMCO VIT Low Duration Advisor	1,220	(1,781)	(561)	1,213	(695)	518
PIMCO VIT Real Return Administrative	3,553	(5,404)	(1,851)	3,120	(1,755)	1,365
PIMCO VIT Real Return Advisor	27,683	(27,417)	266	10,867	(22,674)	(11,807)
PIMCO VIT Short-Term	13,080	(9,213)	3,867	2,561	(10,226)	(7,665)
PIMCO VIT Total Return Administrative	1,892	(8,678)	(6,786)	4,453	(5,687)	(1,234)
PIMCO VIT Total Return Advisor	1,786	(997)	789	1,825	(8,066)	(6,241)
Putnam VT Core Equity Fund	26	(3,481)	(3,455)	3,456	(1)	3,455
Putnam VT Large Cap Growth Fund	808	(87)	721	386	(1,040)	(654)
Putnam VT Large Cap Value	709	(16,454)	(15,745)	9,964	(2,987)	6,977
Putnam VT Small Cap Growth	13,747	(20)	13,727	59	(8)	51
Rydex VIF Banking	208	(242)	(34)	207	(136)	71
Rydex VIF Basic Materials	1,667	(835)	832	679	(3,260)	(2,581)
Rydex VIF Biotechnology	397	(278)	119	910	(313)	597
Rydex VIF Commodities Strategy	11,243	(8,101)	3,142	2,792	(6,765)	(3,973)
Rydex VIF Consumer Products	115	(678)	(563)	131	(245)	(114)

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Rydex VIF Dow 2x Strategy (b)	80	(403)	(323)	89	(88)	1
Rydex VIF Electronics	367	(142)	225	384	(1,939)	(1,555)
Rydex VIF Energy	1,515	(1,469)	46	4,376	(2,503)	1,873
Rydex VIF Energy Services	258	(94)	164	282	(3,722)	(3,440)
Rydex VIF Europe 1.25x Strategy (b)	—	—	—	—	—	—
Rydex VIF Financial Services	86	(2,997)	(2,911)	171	(30)	141
Rydex VIF Government Long Bond 1.2x Strategy (b)	5	(63)	(58)	355	(1,926)	(1,571)
Rydex VIF Health Care	260	(623)	(363)	264	(238)	26
Rydex VIF Internet	637	(166)	471	288	(1,559)	(1,271)
Rydex VIF Inverse Government Long Bond Strategy	10,987	(10,987)	—	14	(1,816)	(1,802)
Rydex VIF Inverse Mid-Cap Strategy	—	—	—	242	(22,349)	(22,107)
Rydex VIF Inverse NASDAQ-100® Strategy	6,126	(6,126)	—	553	(52,138)	(51,585)
Rydex VIF Inverse Russell 2000® Strategy (b)	36	(84)	(48)	272	(21,522)	(21,250)
Rydex VIF Inverse S&P 500 Strategy (b)	149	(10)	139	144	(10)	134
Rydex VIF Japan 2x Strategy (b)	156	(25)	131	152	(25)	127
Rydex VIF Leisure	125	(12)	113	122	(12)	110
Rydex VIF Mid-Cap 1.5x Strategy (b)	103	(42)	61	101	(26)	75
Rydex VIF Money Market	103,575	(158,007)	(54,432)	492,282	(82,667)	409,615
Rydex VIF NASDAQ-100®	1,941	(1,487)	454	995	(2,340)	(1,345)
Rydex VIF NASDAQ-100® 2x Strategy (b)	42	(7)	35	3	(7)	(4)
Rydex VIF Nova (b)	268	(441)	(173)	158	(188)	(30)
Rydex VIF Precious Metals	1,034	(485)	549	3,245	(4,556)	(1,311)
Rydex VIF Real Estate	965	(2,061)	(1,096)	928	(586)	342
Rydex VIF Retailing	72	(8)	64	73	(1,391)	(1,318)
Rydex VIF Russell 2000® 1.5x Strategy (b)	79	(127)	(48)	86	(44)	42
Rydex VIF Russell 2000® 2x Strategy (b)	—	—	—	1	—	1
Rydex VIF S&P 500 2x Strategy (b)	592	(368)	224	469	(331)	138
Rydex VIF S&P 500 Pure Growth	1,137	(1,190)	(53)	2,058	(2,051)	7

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Rydex VIF S&P 500 Pure Value	2,296	(3,541)	(1,245)	1,596	(1,791)	(195)
Rydex VIF S&P MidCap 400 Pure Growth	597	(8,383)	(7,786)	1,483	(1,364)	119
Rydex VIF S&P MidCap 400 Pure Value	301	(1,152)	(851)	295	(345)	(50)
Rydex VIF S&P SmallCap 600 Pure Growth	27	(9)	18	189	(1,364)	(1,175)
Rydex VIF S&P SmallCap 600 Pure Value	96	(607)	(511)	99	(544)	(445)
Rydex VIF Strengthening Dollar 2x Strategy (b)	1,544	(2,301)	(757)	3,880	(6,242)	(2,362)
Rydex VIF Technology	2,622	(1,446)	1,176	9,442	(108,153)	(98,711)
Rydex VIF Transportation	33	(9)	24	42	(936)	(894)
Rydex VIF Utilities	374	(360)	14	238	(411)	(173)
Rydex VIF Weakening Dollar 2x Strategy (b)	505	(505)	—	—	—	—
T. Rowe Price Blue Chip Growth	1,807	(14,825)	(13,018)	6,947	(3,189)	3,758
T. Rowe Price Equity Income	1,852	(753)	1,099	106	(6,335)	(6,229)
T. Rowe Price Health Sciences	465	(2,187)	(1,722)	348	(507)	(159)
T. Rowe Price Limited-Term Bond	7,054	(7,259)	(205)	651	(394)	257
Templeton Developing Markets VIP Fund	1,594	(1,303)	291	1,558	(1,046)	512
Templeton Foreign VIP Fund	2,174	(574)	1,600	611	(1,835)	(1,224)
Templeton Global Bond VIP Fund	410	(895)	(485)	3,062	(2,709)	353
VanEck VIP Global Gold	24,569	(103)	24,466	4,362	(74)	4,288
VanEck VIP Global Resources	2,896	(8)	2,888	3,025	(2,990)	35
Vanguard® VIF Balanced	407	(166)	241	456	(6,798)	(6,342)
Vanguard® VIF Capital Growth	1,463	(794)	669	1,754	(4)	1,750
Vanguard® VIF Conservative Allocation	435	(17,498)	(17,063)	600	(747)	(147)
Vanguard® VIF Diversified Value	5,386	(351)	5,035	3,286	(8,157)	(4,871)
Vanguard® VIF Equity Income	1,501	(896)	605	1,480	(833)	647
Vanguard® VIF Equity Index	5,371	(4,334)	1,037	6,012	(2,882)	3,130
Vanguard® VIF Global Bond Index	34	(2)	32	33	(2)	31
Vanguard® VIF Growth	4,905	(287)	4,618	390	(1,838)	(1,448)
Vanguard® VIF High Yield Bond	391	(4,235)	(3,844)	456	(3,331)	(2,875)

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Vanguard® VIF International	2,265	(738)	1,527	4,383	(9,278)	(4,895)
Vanguard® VIF Mid-Cap Index	4,931	(1,939)	2,992	1,650	(2,741)	(1,091)
Vanguard® VIF Moderate Allocation	4,155	(3,333)	822	64,950	(94,285)	(29,335)
Vanguard® VIF Real Estate Index	276	(1,132)	(856)	2,233	(934)	1,299
Vanguard® VIF Short Term Investment Grade	15,216	(20,780)	(5,564)	32,426	(6,437)	25,989
Vanguard® VIF Small Company Growth (b)	150	(27)	123	265	(148)	117
Vanguard® VIF Total Bond Market Index	23,052	(21,529)	1,523	27,945	(43,537)	(15,592)
Vanguard® VIF Total International Stock Market Index	656	(1,850)	(1,194)	4,499	(328)	4,171
Vanguard® VIF Total Stock Market Index	9,240	(2,770)	6,470	18,005	(17,895)	110
Victory Pioneer Bond VCT Portfolio (a)	647	(455)	192	637	(276)	361
Victory Pioneer Equity Income VCT Portfolio (a)	30	(2)	28	28	(2)	26
Victory Pioneer Strategic Income VCT Portfolio (a)	292	(186)	106	304	(1,245)	(941)
Virtus Duff & Phelps Real Estate Securities Series	39	(3)	36	37	(5)	32
Virtus KAR Small-Cap Growth Series	729	(2,395)	(1,666)	631	(2,690)	(2,059)
Virtus Newfleet Multi-Sector Intermediate Bond Series	—	—	—	17	(1,093)	(1,076)
Virtus SGA International Growth Series	228	(208)	20	194	(192)	2
Voya MidCap Opportunities Portfolio	108	(19)	89	106	(19)	87
VY CBRE Global Real Estate Portfolio	34	(14)	20	232	(1,758)	(1,526)
VY CBRE Real Estate Portfolio	55	(1)	54	54	(3)	51

(a)	Name change. See Note 1.
(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2025 were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AB VPS Discovery Value Portfolio
2025	—	14.61	18.67	—	—	0.25	1.25	(1.62)	(0.64)
2024	—	18.79	18.79	—	—	0.25	0.25	6.22	6.22
2023	215	17.69	17.69	3,784	0.01	0.25	0.25	13.11	13.11
2022	212	15.64	15.64	3,296	0.01	0.25	0.25	(18.50)	(18.50)
2021	209	19.19	19.19	3,987	0.01	0.25	0.25	31.26	31.26
AB VPS Relative Value Portfolio
2025	2,237	18.91	18.91	42,291	0.88	1.25	1.25	5.58	5.58
2024	2,175	17.91	17.91	38,939	0.01	1.25	1.25	8.09	8.09
2023	2,115	16.57	16.57	35,040	0.01	1.25	1.45	7.04	7.04
2022	2,057	15.48	15.48	31,823	0.01	1.45	1.45	(8.35)	(8.35)
2021	2,000	16.89	16.89	33,781	0.01	1.45	1.45	22.30	22.30
AFIS Capital World Growth and Income
2025	7,710	16.80	18.94	143,354	1.09	0.25	1.25	19.32	20.48
2024	12,113	14.08	15.72	180,887	0.02	0.25	1.25	8.89	10.01
2023	11,770	12.93	14.29	160,448	0.02	0.25	1.45	15.65	16.84
2022	14,570	11.18	12.23	172,026	0.02	0.25	1.45	(20.99)	(20.22)
2021	14,229	14.15	15.33	211,273	0.01	0.25	1.45	9.52	10.85
AFIS U.S. Government Securities
2025	118,187	7.14	8.05	861,047	4.16	0.25	1.25	3.03	4.01
2024	115,047	6.93	7.74	812,155	0.04	0.25	1.25	(3.75)	(2.76)
2023	99,106	7.20	7.20	713,432	0.03	1.25	1.45	(1.64)	(1.64)
2022	95,832	7.32	7.32	701,493	0.03	1.45	1.45	(14.88)	(14.88)
2021	92,699	8.60	8.60	797,314	0.01	1.45	1.45	(5.18)	(5.18)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AFIS Washington Mutual Investors
2025	61,214	20.12	22.70	1,269,847	1.28	0.25	1.25	12.03	13.16
2024	56,358	17.96	20.06	1,036,916	0.01	0.25	1.25	13.89	15.02
2023	56,445	15.77	17.44	909,260	0.02	0.25	1.45	12.08	13.25
2022	57,468	14.07	15.40	826,694	0.02	0.25	1.45	(12.50)	(11.60)
2021	51,035	16.08	17.42	838,239	0.01	0.25	1.45	22.00	23.46
Alger Capital Appreciation (b)
2025	11,628	41.71	55.51	505,456	—	0.25	1.25	26.97	28.26
2024	22,311	32.85	43.28	746,316	—	0.25	1.25	41.59	43.03
2023	21,997	23.20	30.26	520,741	—	0.25	1.45	36.87	38.24
2022	35,680	16.95	21.89	680,978	—	0.25	1.45	(39.33)	(38.70)
2021	36,228	27.94	35.71	1,136,567	—	0.25	1.45	13.67	15.05
Alger Large Cap Growth
2025	3,459	18.15	18.82	64,371	—	0.25	1.25	24.83	26.14
2024	979	14.54	14.92	14,230	—	0.25	1.25	36.91	38.28
2023	2,850	10.62	10.79	30,600	—	0.25	1.45	27.19	28.45
2022	2,802	8.35	8.40	23,498	—	0.25	1.45	(16.50)	(16.00)
Allspring Opportunity VT
2025	4,962	26.97	26.97	133,996	0.05	1.40	1.40	2.12	2.12
2024	5,310	26.41	26.41	140,239	—	1.40	1.40	10.04	10.04
2023	5,655	24.00	24.00	135,911	—	1.40	1.40	21.09	21.09
2022	6,005	19.82	19.82	119,192	—	1.40	1.40	(24.21)	(24.21)
2021	5,440	26.15	26.15	142,436	0.00	1.40	1.40	19.41	19.41
Allspring VT Discovery All Cap Growth Fund
2025	4,803	25.57	25.57	122,816	—	1.25	1.25	10.45	10.45
2024	4,670	23.15	23.15	108,109	—	1.25	1.25	15.92	15.92
2023	4,540	19.97	19.97	90,662	—	1.25	1.45	27.60	27.60
2022	4,415	15.65	15.65	69,076	—	1.45	1.45	(39.78)	(39.78)
2021	4,785	25.99	25.99	124,345	—	1.45	1.45	9.94	9.94

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
ALPS/Alerian Energy Infrastructure
2025	3,696	11.93	13.64	44,256	2.85	0.25	1.25	0.25	1.34
2024	9,526	11.90	13.46	113,454	0.02	0.25	1.25	34.77	36.10
2023	9,258	8.83	9.89	81,835	0.02	0.25	1.45	9.15	10.26
2022	21,462	8.09	8.97	184,557	0.05	0.25	1.45	12.52	13.54
2021	17,838	7.19	7.90	137,222	0.02	0.25	1.45	31.68	33.45
American Funds IS® Asset Allocation
2025	42,518	15.65	17.65	686,205	1.83	0.25	1.25	10.84	11.92
2024	41,442	14.12	15.77	602,177	0.02	0.25	1.25	11.27	12.40
2023	55,079	12.69	14.03	713,213	0.02	0.25	1.45	9.21	10.39
2022	49,949	11.62	12.71	591,459	0.01	0.25	1.45	(17.24)	(16.44)
2021	109,404	14.04	15.21	1,543,759	0.01	0.25	1.45	9.86	11.18
American Funds IS® Capital World Bond
2025	14,628	6.14	6.92	100,052	2.90	0.25	1.25	4.60	5.49
2024	14,198	5.87	6.56	92,096	0.02	0.25	1.25	(7.41)	(6.42)
2023	14,316	6.34	7.01	99,000	—	0.25	1.45	1.44	2.49
2022	13,896	6.25	6.84	93,865	0.00	0.25	1.45	(21.19)	(20.47)
2021	13,489	7.93	8.60	114,713	0.02	0.25	1.45	(9.37)	(8.12)
American Funds IS® Global Growth
2025	18,582	20.43	23.05	393,060	1.19	0.25	1.25	16.28	17.48
2024	20,442	17.57	19.62	367,529	0.01	0.25	1.25	8.59	9.73
2023	20,810	16.18	17.88	343,307	0.01	0.25	1.45	17.25	18.41
2022	21,544	13.80	15.10	302,307	0.00	0.25	1.45	(28.05)	(27.30)
2021	21,141	19.18	20.77	411,376	0.00	0.25	1.45	11.12	12.39
American Funds IS® Global Small Capitalization
2025	1,822	11.91	13.44	22,921	0.26	0.25	1.25	9.57	10.71
2024	992	10.87	10.87	10,773	—	1.25	1.25	(2.16)	(2.16)
2023	8,104	11.11	11.11	90,062	0.00	1.25	1.45	10.99	10.99
2022	8,025	10.01	10.01	80,362	—	1.45	1.45	(32.64)	(32.64)
2021	7,946	14.86	14.86	118,077	—	1.45	1.45	1.78	1.78

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® Growth
2025	48,302	35.32	39.84	1,857,877	0.06	0.25	1.25	14.90	16.08
2024	23,306	30.74	34.32	716,889	—	0.25	1.25	25.83	27.11
2023	28,019	24.43	27.00	689,557	0.00	0.25	1.45	32.41	33.73
2022	27,983	18.45	20.19	520,158	0.00	0.25	1.45	(33.03)	(32.34)
2021	27,270	27.55	29.84	755,723	0.00	0.25	1.45	16.39	17.80
American Funds IS® Growth-Income
2025	19,515	23.64	26.66	476,829	0.71	0.25	1.25	12.84	13.98
2024	21,722	20.95	23.39	464,588	0.01	0.25	1.25	18.76	19.95
2023	21,621	17.64	19.50	389,339	0.01	0.25	1.45	20.57	21.80
2022	21,241	14.63	16.01	316,440	0.01	0.25	1.45	(20.14)	(19.35)
2021	18,672	18.32	19.85	344,940	0.01	0.25	1.45	18.42	19.87
American Funds IS® International
2025	4,964	10.56	11.91	55,458	0.84	0.25	1.25	21.10	22.40
2024	9,680	8.72	9.73	86,687	0.01	0.25	1.25	(1.36)	(0.41)
2023	5,470	8.84	9.77	50,397	0.01	0.25	1.45	10.78	11.91
2022	5,319	7.98	8.73	44,068	0.01	0.25	1.45	(24.29)	(23.56)
2021	5,173	10.54	11.42	56,381	0.03	0.25	1.45	(5.98)	(4.83)
American Funds IS® International Growth and Income
2025	30,397	10.93	12.33	370,641	2.43	0.25	1.25	29.50	30.75
2024	29,933	8.44	9.43	279,133	0.02	0.25	1.25	(1.17)	(0.11)
2023	29,487	8.54	9.44	275,646	0.03	0.25	1.45	10.77	11.98
2022	12,736	7.71	8.43	105,047	0.03	0.25	1.45	(19.01)	(18.23)
2021	12,528	9.52	10.31	126,514	0.03	0.25	1.45	0.53	1.68
American Funds IS® Mortgage
2025	—	7.16	7.16	—	—	1.25	1.25	3.77	3.77
2024	—	6.90	7.80	—	—	0.25	1.25	(3.90)	(2.86)
2023	—	7.18	7.93	—	—	0.25	1.25	(0.69)	0.13
2022	—	7.23	7.92	—	—	0.25	1.45	(13.93)	(12.97)
2021	—	8.40	9.22	—	—	0.25	1.45	(5.08)	(3.96)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® New World
2025	13,791	12.66	14.28	178,821	0.95	0.25	1.25	22.56	23.85
2024	13,038	10.33	11.53	138,187	0.01	0.25	1.25	1.97	2.95
2023	12,760	10.13	11.20	132,285	0.01	0.25	1.45	10.83	12.00
2022	12,457	9.14	10.00	116,090	0.01	0.25	1.45	(25.51)	(24.76)
2021	11,261	12.27	13.29	139,865	0.01	0.25	1.45	0.08	1.30
BlackRock Advantage Large Cap Core V.I.
2025	1,499	27.45	27.45	41,138	0.23	1.25	1.25	14.71	14.71
2024	1,457	23.93	30.65	34,863	—	0.25	1.25	19.89	21.10
2023	1,433	19.96	25.31	28,676	0.00	0.25	1.45	19.74	20.93
2022	9,249	16.67	20.93	187,692	0.01	0.25	1.45	(23.46)	(22.71)
2021	9,438	21.78	27.08	248,406	0.00	0.25	1.45	22.50	23.99
BlackRock Basic Value V.I.
2025	1,349	17.85	17.85	24,060	1.87	1.25	1.25	18.92	18.92
2024	1,343	15.01	15.01	20,157	—	1.25	1.25	5.41	5.41
2023	9,361	14.24	14.24	133,226	0.02	1.25	1.45	11.42	11.42
2022	9,262	12.78	12.78	118,317	0.02	1.45	1.45	(9.04)	(9.04)
2021	2,226	14.05	14.05	31,239	0.01	1.45	1.45	16.02	16.02
BlackRock Equity Dividend V.I.
2025	15,498	19.29	25.41	309,134	2.15	0.25	1.25	16.27	17.42
2024	13,539	16.59	16.59	224,778	0.02	1.25	1.25	5.13	5.13
2023	16,073	15.78	15.78	253,795	0.02	1.25	1.45	7.35	7.35
2022	15,630	14.70	14.70	229,938	0.01	1.45	1.45	(8.13)	(8.13)
2021	15,200	16.00	16.00	243,284	0.01	1.45	1.45	15.11	15.11
BlackRock Global Allocation V.I.
2025	9,541	12.57	12.57	119,765	4.27	1.25	1.25	14.59	14.59
2024	9,259	10.97	12.54	101,478	0.01	0.25	1.25	4.38	5.47
2023	12,200	10.51	11.89	131,622	0.02	0.25	1.45	7.79	8.88
2022	12,907	9.75	10.92	129,853	—	0.25	1.45	(19.55)	(18.75)
2021	12,603	12.12	13.44	157,212	0.01	0.25	1.45	1.76	2.99

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BlackRock High Yield V.I.
2025	44,042	10.83	12.36	506,140	6.37	0.25	1.25	4.54	5.55
2024	45,888	10.36	11.71	503,472	0.07	0.25	1.25	3.29	4.37
2023	44,022	10.03	11.22	464,398	0.06	0.25	1.45	8.20	9.36
2022	53,336	9.27	10.26	521,860	0.05	0.25	1.45	(14.25)	(13.42)
2021	52,783	10.81	11.85	600,473	0.04	0.25	1.45	0.65	1.80
BlackRock Large Cap Focus Growth V.I.
2025	1,818	34.55	34.55	62,839	—	1.25	1.25	6.83	6.83
2024	5,324	32.34	32.34	172,446	—	1.25	1.25	25.89	25.89
2023	1,843	25.69	25.69	47,359	—	1.25	1.45	46.13	46.13
2022	4,371	17.58	17.58	77,084	—	1.45	1.45	(40.81)	(40.81)
2021	4,281	29.70	29.70	127,380	—	1.45	1.45	12.63	12.63
BNY Mellon IP Small Cap Stock Index
2025	5,335	16.22	20.99	101,195	1.11	0.25	1.25	1.00	1.94
2024	6,423	16.06	20.59	122,026	0.01	0.25	1.25	3.41	4.52
2023	5,767	15.53	19.70	104,216	0.01	0.25	1.45	10.61	11.74
2022	5,845	14.04	17.63	95,005	0.01	0.25	1.45	(20.09)	(19.31)
2021	6,442	17.57	21.85	130,254	0.01	0.25	1.45	20.67	22.14
BNY Mellon IP Technology Growth
2025	7,892	37.25	43.89	295,463	—	0.25	1.25	22.53	23.77
2024	7,791	30.40	35.46	236,902	—	0.25	1.25	20.11	21.36
2023	7,924	25.31	29.22	201,760	—	0.25	1.45	52.38	53.95
2022	7,723	16.61	18.98	128,968	—	0.25	1.45	(48.72)	(48.23)
2021	7,527	32.39	36.66	245,094	—	0.25	1.45	7.72	9.04
BNY Mellon VIF Appreciation
2025	547	21.66	21.66	11,837	0.73	1.25	1.25	5.25	5.25
2024	531	20.58	20.58	10,941	—	1.25	1.25	7.75	7.75
2023	517	19.10	19.10	9,871	0.00	1.25	1.45	15.69	15.69
2022	503	16.51	16.51	8,300	0.01	1.45	1.45	(21.64)	(21.64)
2021	—	21.07	23.91	—	—	0.25	1.45	21.23	22.74

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Dimensional VA Global Moderate Allocation
2025	—	12.99	12.99	—	—	1.65	1.65	9.44	9.44
2024	3,938	11.87	11.87	46,759	—	1.65	1.65	6.84	6.84
2023	—	11.11	11.93	—	—	0.25	1.65	9.57	11.08
2022	—	10.14	10.71	—	—	0.25	1.85	(15.00)	(13.77)
2021	—	11.93	12.46	—	—	0.25	1.85	8.75	10.56
Dimensional VA International Small Portfolio
2025	17,605	14.66	17.51	301,532	3.42	0.25	1.65	30.78	32.55
2024	18,528	11.21	13.21	237,782	0.04	0.25	1.65	(0.97)	0.53
2023	17,615	11.32	13.14	225,283	0.04	0.25	1.85	8.95	10.51
2022	6,620	10.39	11.89	73,743	0.02	0.25	1.85	(21.35)	(20.31)
2021	7,032	13.21	14.92	99,356	0.03	0.25	1.85	9.08	10.93
Dimensional VA International Value Portfolio
2025	88,277	14.64	17.03	1,498,823	4.55	0.25	1.65	39.03	40.98
2024	86,225	10.53	12.08	1,038,679	0.04	0.25	1.65	1.74	3.25
2023	98,854	10.35	11.70	1,139,231	0.07	0.25	1.85	12.50	14.04
2022	32,653	9.20	10.26	321,359	0.05	0.25	1.85	(7.82)	(6.47)
2021	19,336	9.98	10.97	204,370	0.05	0.25	1.85	12.51	14.27
Dimensional VA Short-Term Fixed Portfolio
2025	23,597	7.73	7.73	182,351	3.89	0.25	0.25	1.05	1.05
2024	27,002	7.65	7.65	206,626	0.05	0.25	0.25	2.14	2.14
2023	26,645	7.49	7.49	199,680	0.07	0.25	0.25	1.63	1.63
2022	705	7.37	7.37	5,184	0.01	0.25	0.25	(4.41)	(4.41)
2021	1,003	7.71	7.71	7,716	—	0.25	0.25	(3.38)	(3.38)
Dimensional VA U.S. Large Value Portfolio
2025	16,949	17.84	23.46	350,158	1.74	0.25	1.65	10.53	12.09
2024	20,630	16.14	20.93	372,835	0.02	0.25	1.65	8.25	9.75
2023	29,316	14.91	19.07	509,180	0.01	0.25	1.85	5.82	7.38
2022	62,077	14.09	17.76	1,059,205	0.02	0.25	1.85	(9.16)	(7.88)
2021	62,879	15.51	19.28	1,169,141	0.02	0.25	1.85	20.98	22.96

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Dimensional VA U.S. Targeted Value Portfolio
2025	29,387	17.58	23.64	691,690	2.31	0.25	1.65	3.96	5.44
2024	15,628	16.91	22.42	347,718	0.01	0.25	1.65	3.24	4.72
2023	29,501	16.38	21.41	561,271	0.02	0.25	1.85	14.55	16.17
2022	13,762	14.30	18.43	196,704	0.01	0.25	1.85	(8.51)	(7.25)
2021	13,896	15.63	19.87	218,774	0.03	0.25	1.85	33.02	35.17
Donoghue Forlines Dividend VIT Fund
2025	1,291	10.49	10.49	13,549	1.24	0.25	0.25	13.41	13.41
2024	1,255	9.25	9.25	11,613	0.02	0.25	0.25	9.21	9.21
2023	1,221	8.47	8.47	10,346	0.02	0.25	0.25	(4.72)	(4.72)
2022	1,187	8.89	8.89	10,560	—	0.25	0.25	(13.18)	(13.18)
2021	—	10.24	10.24	—	—	0.25	1.45	—	—
DWS Small Mid Cap Value VIP
2025	—	16.42	16.42	—	1.18	0.25	0.25	14.03	14.03
2024	29,288	14.40	14.40	421,577	0.01	0.25	0.25	2.42	2.42
2023	27,542	14.06	14.06	387,084	0.00	0.25	0.25	10.97	10.97
2022	1,653	12.67	12.67	20,940	0.01	0.25	0.25	(18.83)	(18.83)
2021	927	15.61	15.61	14,465	—	0.25	0.25	25.89	25.89
Eaton Vance VT Floating-Rate Income
2025	23,466	9.15	10.32	241,290	6.65	0.25	1.25	(0.33)	0.58
2024	20,990	10.26	10.26	215,438	0.08	0.25	0.25	4.27	4.27
2023	23,674	9.84	9.84	233,061	0.08	0.25	0.25	7.66	7.66
2022	21,338	9.14	9.14	195,138	0.06	0.25	0.25	(5.87)	(5.87)
2021	5,656	9.71	9.71	54,937	0.03	0.25	0.25	0.31	0.31
Federated Hermes Fund for U.S. Government Securities II
2025	23,750	6.50	8.01	158,529	3.88	0.25	1.45	2.20	3.35
2024	23,821	6.36	7.75	155,592	0.04	0.25	1.45	(3.93)	(2.64)
2023	23,898	6.62	7.96	161,644	0.02	0.25	1.45	(0.30)	0.89
2022	34,749	6.64	7.89	234,858	0.12	0.25	1.45	(16.37)	(15.43)
2021	24,140	7.94	9.33	195,373	0.02	0.25	1.45	(6.37)	(5.09)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Federated Hermes High Income Bond II
2025	21,446	10.04	14.88	274,855	5.66	0.25	1.35	3.63	4.71
2024	21,756	9.68	14.31	267,923	0.05	0.25	1.35	1.27	2.45
2023	21,872	9.55	14.13	264,378	0.06	0.25	1.45	7.70	8.87
2022	30,190	8.86	12.74	319,916	0.05	0.25	1.45	(15.54)	(14.73)
2021	34,357	10.49	14.94	441,956	0.05	0.25	1.45	(0.10)	1.08
Fidelity® VIP Balanced
2025	47,829	19.34	23.50	945,472	1.53	0.25	1.25	10.14	11.27
2024	51,019	17.56	21.12	912,794	0.02	0.25	1.25	10.79	11.92
2023	41,196	15.85	18.87	662,148	0.02	0.25	1.45	16.20	17.35
2022	38,757	13.64	16.08	535,912	0.01	0.25	1.45	(21.56)	(20.79)
2021	34,512	17.39	17.39	600,170	0.01	1.45	1.45	12.85	12.85
Fidelity® VIP Contrafund
2025	60,161	30.58	44.51	2,046,443	—	0.25	1.35	16.03	17.32
2024	75,872	26.33	38.36	2,170,046	—	0.25	1.35	27.74	29.18
2023	72,047	20.59	30.03	1,629,629	0.00	0.25	1.45	27.46	28.88
2022	73,484	16.14	19.70	1,308,832	0.00	0.25	1.45	(29.52)	(28.83)
2021	70,263	22.90	27.68	1,783,234	0.00	0.25	1.45	21.94	23.41
Fidelity® VIP Disciplined Small Cap
2025	4,531	17.93	24.70	89,544	0.73	0.25	1.25	12.20	13.35
2024	2,486	15.98	21.79	47,409	0.01	0.25	1.25	11.67	12.84
2023	2,560	14.31	19.31	43,861	0.01	0.25	1.45	15.68	16.82
2022	2,593	12.37	16.53	38,271	0.01	0.25	1.45	(21.86)	(21.06)
2021	2,521	15.83	20.94	47,310	0.00	0.25	1.45	15.21	16.53
Fidelity® VIP Emerging Markets
2025	57,491	15.35	16.49	902,600	1.77	0.25	1.25	34.89	36.28
2024	24,277	11.38	12.10	288,546	0.01	0.25	1.25	5.08	6.14
2023	20,831	10.83	11.40	234,018	0.02	0.25	1.45	4.94	6.05
2022	15,887	10.32	10.75	168,291	0.01	0.25	1.45	(23.67)	(22.94)
2021	15,499	13.52	13.95	213,737	0.02	0.25	1.45	(6.63)	(5.55)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Growth & Income
2025	23,414	24.35	35.98	714,814	1.37	0.25	1.25	16.17	17.31
2024	22,683	20.96	30.67	591,973	0.01	0.25	1.25	16.83	18.09
2023	22,295	17.94	25.98	495,386	0.01	0.25	1.45	13.47	14.60
2022	26,051	15.81	22.25	519,134	0.01	0.25	1.45	(9.14)	(8.17)
2021	24,865	17.40	24.23	545,448	0.02	0.25	1.45	20.17	21.64
Fidelity® VIP Growth Opportunities
2025	18,125	45.97	59.70	882,354	—	0.25	1.35	16.44	17.73
2024	40,531	39.44	50.71	1,888,961	—	0.25	1.35	32.60	34.12
2023	48,957	29.71	37.81	1,668,656	—	0.25	1.45	39.13	40.66
2022	58,455	21.33	26.88	1,429,680	—	0.25	1.45	(40.88)	(40.27)
2021	66,243	36.08	45.00	2,701,860	—	0.25	1.45	6.81	8.10
Fidelity® VIP High Income
2025	3,900	9.80	11.07	39,206	6.75	0.25	1.25	5.72	6.85
2024	3,793	9.27	10.36	35,989	0.05	0.25	1.25	4.16	5.07
2023	4,753	8.90	9.86	44,088	0.06	0.25	1.45	5.58	6.71
2022	4,626	8.43	9.24	40,454	0.06	0.25	1.45	(15.36)	(14.44)
2021	3,487	9.96	10.80	35,337	0.05	0.25	1.45	(0.20)	0.93
Fidelity® VIP Index 500
2025	63,189	28.17	34.04	1,936,039	0.98	0.25	1.40	12.43	13.69
2024	51,048	25.02	29.94	1,348,814	0.01	0.25	1.40	19.17	20.58
2023	52,451	20.96	24.83	1,152,075	0.01	0.25	1.45	20.51	21.89
2022	85,754	17.37	20.37	1,603,744	0.01	0.25	1.45	(21.83)	(21.02)
2021	102,551	22.22	25.79	2,427,037	0.01	0.25	1.45	22.69	24.17
Fidelity® VIP Investment Grade Bond
2025	55,148	7.74	9.67	469,590	3.35	0.25	1.35	2.38	3.53
2024	61,128	7.56	9.34	505,260	0.03	0.25	1.35	(2.83)	(1.68)
2023	77,772	7.77	9.50	674,072	0.02	0.25	1.45	1.44	2.59
2022	94,339	7.65	9.26	795,192	0.02	0.25	1.45	(16.85)	(16.05)
2021	95,114	9.20	11.03	961,992	0.02	0.25	1.45	(5.15)	(4.00)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Mid Cap
2025	3,681	18.46	22.35	79,898	0.24	0.25	1.25	6.83	7.92
2024	3,761	17.28	20.71	75,213	—	0.25	1.25	12.28	13.42
2023	3,721	15.39	18.26	65,616	0.00	0.25	1.45	10.09	11.21
2022	14,659	13.98	16.42	238,670	0.00	0.25	1.45	(18.48)	(17.69)
2021	15,119	17.15	19.95	299,068	0.00	0.25	1.45	19.85	21.28
Fidelity® VIP Overseas
2025	10,259	13.41	15.01	144,460	1.45	0.25	1.25	15.11	16.18
2024	10,131	11.65	12.92	123,593	0.01	0.25	1.25	0.43	1.49
2023	10,158	11.60	12.73	122,988	0.01	0.25	1.45	15.19	16.36
2022	5,442	10.07	10.07	54,802	0.01	1.45	1.45	(27.81)	(27.81)
2021	5,257	13.95	13.95	73,333	0.00	1.45	1.45	14.25	14.25
Fidelity® VIP Real Estate
2025	5,153	10.25	13.97	62,511	1.95	0.25	1.25	(1.44)	(0.36)
2024	5,010	10.40	14.02	61,254	0.04	0.25	1.25	1.86	2.86
2023	6,285	10.21	13.63	72,572	0.02	0.25	1.45	6.24	7.32
2022	16,686	9.61	12.70	200,398	0.01	0.25	1.45	(30.66)	(29.99)
2021	17,169	13.86	18.14	295,978	0.01	0.25	1.45	32.63	34.27
Fidelity® VIP Strategic Income
2025	22,336	9.17	10.63	206,297	3.63	0.25	1.25	4.09	5.04
2024	21,804	8.81	10.12	193,514	0.03	0.25	1.25	1.38	2.43
2023	22,855	8.69	9.88	199,979	0.04	0.25	1.45	4.57	5.67
2022	22,411	8.31	9.35	187,372	0.04	0.25	1.45	(15.20)	(14.30)
2021	17,860	9.80	9.80	174,988	0.03	1.45	1.45	(1.01)	(1.01)
Franklin DynaTech VIP
2025	1,338	28.05	33.85	43,814	—	0.25	1.25	13.20	14.32
2024	236	24.78	29.61	5,845	—	0.25	1.25	24.96	26.27
2023	1,076	19.83	23.45	24,395	—	0.25	1.45	37.80	39.17
2022	1,058	14.39	16.85	17,277	—	0.25	1.45	(42.44)	(41.86)
2021	880	25.00	28.98	25,500	—	0.25	1.45	11.11	12.46

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Growth and Income VIP Fund
2025	19,211	19.83	26.83	432,859	2.13	0.25	1.25	12.03	13.16
2024	18,647	17.70	23.71	373,296	0.02	0.25	1.25	13.10	14.21
2023	18,110	15.65	20.76	319,132	0.02	0.25	1.45	4.47	5.54
2022	17,597	14.98	19.67	295,506	0.03	0.25	1.45	(10.73)	(9.81)
2021	14,817	16.78	21.81	281,682	0.02	0.25	1.45	19.86	21.23
Franklin Income VIP Fund
2025	24,373	12.07	14.87	295,880	5.02	0.25	1.25	7.86	8.94
2024	23,739	11.19	13.65	267,186	0.05	0.25	1.25	2.75	3.80
2023	25,217	10.89	13.15	276,131	0.05	0.25	1.45	4.11	5.12
2022	25,691	10.46	12.51	272,194	0.04	0.25	1.45	(9.44)	(8.49)
2021	20,603	11.55	13.67	239,942	0.04	0.25	1.45	11.70	13.07
Franklin Large Cap Growth VIP Fund
2025	15,284	25.24	33.06	385,807	—	0.25	1.25	2.73	3.77
2024	18,136	24.57	31.86	464,911	—	0.25	1.25	20.97	22.26
2023	19,632	20.31	26.06	413,517	—	0.25	1.45	34.68	35.94
2022	18,003	15.08	19.17	281,847	—	0.25	1.45	(39.17)	(38.54)
2021	724	24.79	24.79	17,943	—	1.45	1.45	10.23	10.23
Franklin Mutual Global Discovery VIP Fund
2025	9,494	14.57	18.86	168,542	1.94	0.25	1.25	18.17	19.44
2024	9,232	12.33	15.79	137,554	0.02	0.25	1.25	0.33	1.28
2023	8,977	12.29	15.59	132,310	0.03	0.25	1.45	15.29	16.43
2022	8,729	10.66	13.39	110,707	0.01	0.25	1.45	(8.73)	(7.78)
2021	8,489	11.68	14.52	117,000	0.02	0.25	1.45	13.95	15.33
Franklin Mutual Shares VIP Fund
2025	4,353	17.53	17.53	76,316	2.05	0.25	0.25	7.94	7.94
2024	4,229	12.42	16.24	68,676	0.02	0.25	1.25	6.70	7.69
2023	5,714	11.64	15.08	80,639	0.02	0.25	1.45	8.68	9.83
2022	4,751	10.71	13.73	62,925	0.02	0.25	1.45	(11.27)	(10.38)
2021	4,620	12.07	15.32	68,370	0.03	0.25	1.45	13.98	15.36

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Rising Dividends VIP Fund
2025	30,449	20.85	29.32	819,351	0.81	0.25	1.25	7.14	8.19
2024	29,644	19.46	27.10	738,808	0.01	0.25	1.25	6.16	7.24
2023	33,434	18.33	25.27	755,987	0.01	0.25	1.45	7.44	8.50
2022	26,454	17.06	23.29	538,620	0.01	0.25	1.45	(14.31)	(13.39)
2021	21,634	19.91	26.89	525,728	0.01	0.25	1.45	21.33	22.73
Franklin Small Cap Value VIP Fund
2025	8,014	15.71	20.88	139,200	1.71	0.25	1.25	3.15	4.19
2024	29,182	15.23	20.04	526,387	0.01	0.25	1.25	7.03	8.15
2023	29,507	14.23	18.53	493,008	0.00	0.25	1.45	8.05	9.13
2022	29,865	13.17	16.98	455,822	0.01	0.25	1.45	(13.75)	(12.92)
2021	29,085	15.27	19.50	511,740	0.01	0.25	1.45	19.86	21.42
Franklin Small-Mid Cap Growth VIP Fund
2025	16,307	17.75	41.88	327,082	—	0.25	1.45	(1.99)	(0.76)
2024	18,118	18.07	42.20	379,198	—	0.25	1.45	6.18	7.46
2023	22,388	16.98	39.27	446,774	—	0.25	1.45	21.21	22.72
2022	26,007	16.41	32.00	428,726	—	0.25	1.45	(36.54)	(35.79)
2021	19,565	25.86	49.84	515,122	—	0.25	1.45	5.21	6.50
Franklin Strategic Income VIP Fund 2025	—	7.88	7.88	—	9.95	1.25	1.25	2.74	2.74
2024	4,366	7.67	7.67	33,475	0.04	1.25	1.25	(0.26)	(0.26)
2023	4,245	7.69	7.69	32,655	0.05	1.25	1.45	3.64	3.64
2022	4,128	7.42	7.42	30,627	0.04	1.45	1.45	(14.52)	(14.52)
2021	4,014	8.68	8.68	34,823	0.03	1.45	1.45	(2.25)	(2.25)
Franklin U.S. Government Securities VIP Fund 2025	17,408	6.75	7.41	120,157	3.96	0.25	1.25	2.27	3.20
2024	64,743	6.60	7.18	457,234	0.03	0.25	1.25	(2.94)	(1.78)
2023	46,266	6.80	7.31	331,525	0.03	0.25	1.45	0.15	1.11
2022	44,982	6.79	7.23	319,634	0.03	0.25	1.45	(13.50)	(12.68)
2021	37,528	7.85	8.28	307,387	0.02	0.25	1.45	(6.10)	(4.94)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Goldman Sachs VIT International Equity Insights
2025	724	12.93	14.89	10,837	2.52	0.25	1.25	32.34	33.66
2024	704	11.14	11.14	7,880	0.03	0.25	0.25	2.48	2.48
2023	685	10.87	10.87	7,480	0.02	0.25	0.25	14.66	14.66
2022	666	9.48	9.48	6,345	0.02	0.25	0.25	(16.48)	(16.48)
2021	1,091	11.35	11.35	12,410	0.03	0.25	0.25	8.20	8.20
Goldman Sachs VIT Mid Cap Growth Fund
2025	31,245	20.45	27.23	823,882	—	0.25	1.25	2.87	3.93
2024	16,249	19.88	26.20	401,382	—	0.25	1.25	15.25	16.39
2023	16,131	17.25	22.51	343,285	—	0.25	1.45	13.56	14.67
2022	16,079	15.19	19.63	299,339	—	0.25	1.45	(29.38)	(28.62)
2021	16,055	21.51	27.50	420,191	—	0.25	1.45	6.64	7.89
Goldman Sachs VIT Mid Cap Value
2025	13,010	16.46	21.74	230,128	0.91	0.25	1.25	4.57	5.64
2024	13,453	15.74	20.58	229,915	0.01	0.25	1.25	7.44	8.54
2023	13,508	14.65	18.96	215,393	0.01	0.25	1.45	6.55	7.60
2022	11,297	13.75	17.62	157,394	0.00	0.25	1.45	(13.95)	(13.12)
2021	10,447	15.98	15.98	166,842	0.00	1.45	1.45	24.84	24.84
Guggenheim VIF Floating Rate Strategies
2025	16,939	9.17	10.34	157,349	9.00	0.25	1.25	(0.76)	0.29
2024	16,552	9.24	10.31	154,730	0.07	0.25	1.25	2.33	3.41
2023	18,816	9.03	9.97	171,377	0.04	0.25	1.45	6.49	7.55
2022	18,394	8.48	9.27	157,165	0.02	0.25	1.45	(4.93)	(4.04)
2021	18,004	8.92	9.66	161,741	0.02	0.25	1.45	(1.98)	(0.72)
Guggenheim VIF Global Managed Futures Strategy
2025	10,684	5.19	7.38	58,931	1.83	0.25	1.25	(0.67)	0.39
2024	11,193	5.17	7.43	61,397	0.03	0.25	1.25	(3.88)	(2.82)
2023	11,134	5.32	7.73	62,910	0.03	0.25	1.45	(0.51)	0.38
2022	11,986	5.30	7.77	67,137	0.02	0.25	1.45	6.73	7.72
2021	11,133	4.92	7.28	58,144	—	0.25	1.45	(3.58)	(2.19)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF High Yield
2025	2,763	10.14	10.14	28,023	7.94	1.25	1.25	2.42	2.42
2024	1,879	9.90	11.78	18,623	0.06	0.25	1.25	3.13	4.16
2023	2,029	9.60	11.31	19,833	0.07	0.25	1.45	7.38	8.44
2022	2,713	8.94	10.43	25,663	0.06	0.25	1.45	(13.54)	(12.57)
2021	2,642	10.34	11.93	28,766	0.05	0.25	1.45	0.88	1.97
Guggenheim VIF Multi-Hedge Strategies
2025	2,104	5.18	7.23	14,689	2.08	1.25	1.30	(3.08)	(3.00)
2024	2,451	5.34	7.46	17,653	0.06	0.25	1.30	(7.77)	(6.73)
2023	17,459	5.79	8.08	125,660	0.03	0.25	1.45	—	1.06
2022	28,085	6.62	8.07	195,023	0.01	0.25	1.45	(7.45)	(6.50)
2021	41,952	7.08	8.72	295,762	—	0.25	1.45	3.32	4.58
Guggenheim VIF Total Return Bond
2025	143,215	8.82	9.79	1,385,953	3.98	0.25	1.25	3.04	4.04
2024	124,154	8.56	9.41	1,153,882	0.04	0.25	1.25	(1.27)	(0.21)
2023	112,794	8.67	9.43	1,050,646	0.02	0.25	1.45	2.48	3.63
2022	41,970	8.46	9.10	366,142	0.03	0.25	1.45	(19.58)	(18.89)
2021	42,506	10.52	11.22	459,877	0.02	0.25	1.45	(4.80)	(3.61)
Invesco V.I. American Franchise Series I
2025	5,194	23.45	23.45	122,380	—	1.45	1.45	6.79	6.79
2024	5,056	21.96	21.96	111,046	—	1.45	1.45	29.02	29.02
2023	5,867	17.02	17.02	100,400	—	1.45	1.45	34.76	34.76
2022	4,653	12.63	12.63	58,803	—	1.45	1.45	(34.08)	(34.08)
2021	4,551	19.16	19.16	87,501	—	1.45	1.45	7.04	7.04
Invesco V.I. American Value
2025	990	19.66	19.66	19,464	0.21	1.25	1.25	15.72	15.72
2024	963	16.99	16.99	16,355	0.01	1.25	1.25	24.65	24.65
2023	936	13.63	13.63	12,756	0.00	1.25	1.45	10.54	10.54
2022	911	12.33	12.33	11,227	0.00	1.45	1.45	(6.87)	(6.87)
2021	1,094	13.24	13.24	14,484	0.00	1.45	1.45	22.03	22.03

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Balanced-Risk Allocation
2025	1,669	10.74	10.74	17,924	6.87	0.25	0.25	5.19	5.19
2024	1,623	10.21	10.21	16,565	0.04	0.25	0.25	0.20	0.20
2023	3,098	10.19	10.19	31,550	—	0.25	0.25	3.03	3.03
2022	2,874	9.89	9.89	28,416	0.07	0.25	0.25	(17.24)	(17.24)
2021	2,865	11.95	11.95	34,234	0.03	0.25	0.25	5.75	5.75
Invesco V.I. Comstock
2025	232	19.62	19.62	4,552	2.72	1.25	1.25	12.24	12.24
2024	—	17.48	17.48	—	0.01	1.25	1.25	10.08	10.08
2023	19,168	15.88	15.88	304,337	0.02	1.25	1.45	7.44	7.44
2022	19,071	14.78	14.78	281,850	0.02	1.45	1.45	(3.34)	(3.34)
2021	6,430	15.29	15.29	98,324	0.03	1.45	1.45	27.31	27.31
Invesco V.I. Core Equity
2025	3,828	25.38	25.38	97,137	0.42	0.25	0.25	12.15	12.15
2024	3,714	22.63	22.63	84,031	0.01	0.25	0.25	21.28	21.28
2023	3,604	18.66	18.66	67,239	0.00	0.25	0.25	19.16	19.16
2022	3,498	15.66	15.66	54,764	0.01	0.25	0.25	(23.27)	(23.27)
2021	3,395	20.41	20.41	69,279	0.00	0.25	0.25	23.32	23.32
Invesco V.I. Discovery Mid Cap Growth
2025	275	18.57	18.57	5,106	—	1.25	1.25	0.16	0.16
2024	267	18.54	18.54	4,957	—	1.25	1.25	18.77	18.77
2023	1,333	15.61	15.61	20,807	—	1.25	1.45	8.10	8.10
2022	680	14.44	14.44	9,810	—	1.45	1.45	(33.97)	(33.97)
2021	415	21.87	21.87	9,076	—	1.45	1.45	13.67	13.67
Invesco V.I. Equally-Weighted S&P 500
2025	27,710	11.71	12.15	334,575	2.56	0.25	1.25	6.17	7.24
2024	1,651	11.03	11.33	18,216	0.25	0.25	1.25	7.82	8.84
2023	1,606	10.23	10.23	16,435	0.01	1.25	1.45	8.71	8.71
2022	1,562	9.41	9.41	14,701	0.02	1.45	1.45	(5.90)	(5.90)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Equity and Income
2025	1,791	14.95	14.95	26,750	1.88	1.25	1.25	7.86	7.86
2024	1,742	13.86	13.86	24,123	0.01	1.25	1.25	7.19	7.19
2023	5,508	12.93	12.93	71,190	0.02	1.25	1.45	5.64	5.64
2022	5,614	12.24	12.24	68,688	0.01	1.45	1.45	(11.50)	(11.50)
2021	5,713	13.83	13.83	79,021	0.02	1.45	1.45	13.18	13.18
Invesco V.I. EVQ International Equity Fund
2025	19,684	10.82	12.08	216,439	1.21	0.25	1.25	11.31	12.48
2024	21,073	9.71	10.74	207,930	0.02	0.25	1.25	(3.78)	(2.89)
2023	22,814	10.09	11.06	232,930	—	0.25	1.45	12.93	14.14
2022	35,869	9.36	9.69	323,540	0.01	0.25	1.45	(21.87)	(21.09)
2021	36,583	11.98	12.28	421,278	0.01	0.25	1.45	1.01	2.25
Invesco V.I. Global
2025	5,735	18.96	23.48	118,535	—	0.25	1.25	10.17	11.33
2024	8,226	17.21	21.09	159,973	—	0.25	1.25	10.96	12.06
2023	8,016	15.51	18.82	139,596	—	0.25	1.45	28.93	30.15
2022	7,816	12.03	14.46	104,958	—	0.25	1.45	(34.76)	(34.06)
2021	7,621	18.44	21.93	155,884	—	0.25	1.45	10.16	11.49
Invesco V.I. Global Real Estate
2025	1,728	10.07	10.07	17,459	1.82	0.25	0.25	4.14	4.14
2024	1,879	9.67	9.67	18,168	0.02	0.25	0.25	(5.20)	(5.20)
2023	3,227	10.20	10.20	32,989	0.01	0.25	0.25	5.26	5.26
2022	3,237	9.69	9.69	31,340	0.03	0.25	0.25	(27.47)	(27.47)
2021	3,124	13.36	13.36	41,732	0.03	0.25	0.25	21.45	21.45
Invesco V.I. Global Strategic Income
2025	14,440	7.69	8.79	111,844	5.44	0.25	1.25	8.01	9.06
2024	14,061	7.12	8.06	100,731	0.03	0.25	1.25	(1.52)	(0.49)
2023	16,108	7.23	8.10	116,994	—	0.25	1.45	4.18	5.19
2022	15,418	6.94	7.70	108,313	—	0.25	1.45	(15.47)	(14.54)
2021	15,028	8.21	9.01	124,630	0.04	0.25	1.45	(7.75)	(6.73)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Government Securities
2025	78	6.40	6.40	498	2.60	1.30	1.30	2.40	2.40
2024	93	6.25	6.25	580	0.32	1.30	1.30	(2.80)	(2.80)
2023	128	6.43	6.43	822	0.01	1.30	1.30	0.16	0.16
2022	208	6.42	6.42	1,339	0.02	1.30	1.30	(14.40)	(14.40)
2021	281	7.50	7.50	2,112	0.02	1.30	1.30	(6.60)	(6.60)
Invesco V.I. Health Care
2025	4,692	14.71	22.13	69,187	—	0.25	1.25	10.27	11.43
2024	4,569	13.34	13.34	61,038	—	1.25	1.25	(0.45)	(0.45)
2023	4,445	13.40	13.40	59,667	—	1.25	1.45	(1.54)	(1.54)
2022	4,326	13.61	13.61	58,957	—	1.45	1.45	(17.11)	(17.11)
2021	1,615	16.42	16.42	26,615	—	1.45	1.45	7.18	7.18
Invesco V.I. International Growth Fund (a)
2025	9,787	10.44	13.19	120,457	0.06	0.25	1.25	10.71	11.78
2024	10,471	9.43	11.80	116,268	—	0.25	1.25	(5.89)	(4.92)
2023	12,418	10.02	12.41	147,254	0.00	0.25	1.45	15.57	16.75
2022	36,103	8.67	10.63	377,835	—	0.25	1.45	(30.19)	(29.46)
2021	36,430	12.42	15.07	540,505	—	0.25	1.45	5.34	6.58
Invesco V.I. Main Street Mid Cap Fund®
2025	6,714	14.99	18.89	108,454	0.11	0.25	1.25	4.46	5.47
2024	6,196	14.35	17.91	95,492	—	0.25	1.25	11.93	13.07
2023	7,044	12.82	15.84	97,246	0.00	0.25	1.45	9.39	10.46
2022	6,258	11.72	14.34	78,651	0.00	0.25	1.45	(17.98)	(17.16)
2021	2,084	15.73	17.31	34,176	0.00	0.25	1.20	17.83	18.97
Invesco V.I. Main Street Small Cap Fund®
2025	14,670	18.18	21.12	288,778	0.23	1.25	1.25	3.89	3.89
2024	14,149	17.50	20.33	268,302	—	1.25	1.25	7.74	7.76
2023	15,644	16.24	20.96	277,920	0.01	0.25	1.45	12.86	14.10
2022	37,861	14.39	18.37	649,173	0.00	0.25	1.45	(19.47)	(18.72)
2021	38,170	17.87	22.60	810,007	0.00	0.25	1.45	16.95	18.32

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Small Cap Equity
2025	2,941	15.21	15.21	44,719	—	1.25	1.25	3.33	3.33
2024	2,857	14.72	18.77	42,036	—	0.25	1.25	12.97	14.10
2023	4,085	13.03	16.45	57,715	—	0.25	1.45	11.37	12.52
2022	4,035	11.70	14.62	51,097	—	0.25	1.45	(23.98)	(23.25)
2021	3,817	15.39	19.05	63,099	—	0.25	1.45	14.85	16.30
Janus Henderson VIT Enterprise
2025	11,431	24.30	32.64	300,160	0.05	0.25	1.25	2.92	3.95
2024	11,914	23.61	31.40	292,762	0.01	0.25	1.25	10.53	11.66
2023	13,596	21.36	28.12	300,307	0.00	0.25	1.45	12.90	13.98
2022	14,661	18.92	24.67	292,642	0.00	0.25	1.45	(19.66)	(18.80)
2021	14,416	23.55	30.38	356,532	0.00	0.25	1.45	11.51	12.81
Janus Henderson VIT Forty
2025	8,060	35.59	35.59	286,905	—	1.25	1.25	12.91	12.91
2024	2,600	31.52	31.52	81,952	—	1.25	1.25	22.79	22.79
2023	339	25.67	25.67	8,690	0.00	1.25	1.45	33.84	33.84
2022	329	19.18	19.18	6,313	0.00	1.45	1.45	(36.45)	(36.45)
2021	320	30.18	30.18	9,665	—	1.45	1.45	17.25	17.25
Janus Henderson VIT Overseas
2025	45,359	10.03	12.27	467,014	1.34	0.25	1.25	23.19	24.44
2024	42,800	8.06	9.96	354,834	0.01	0.25	1.25	1.12	2.15
2023	40,665	7.89	9.85	330,597	0.01	0.25	1.45	6.03	7.06
2022	9,559	7.37	9.29	79,800	0.02	0.25	1.45	(12.61)	(11.74)
2021	6,594	8.35	10.63	65,880	0.01	0.25	1.45	8.36	9.72
Janus Henderson VIT Research
2025	2,905	32.79	42.97	115,933	—	0.25	1.25	13.15	14.31
2024	3,402	28.98	37.59	120,562	—	0.25	1.25	29.32	30.61
2023	3,308	22.41	28.78	89,924	0.00	0.25	1.45	36.90	38.23
2022	2,661	16.37	20.82	51,807	—	0.25	1.45	(32.96)	(32.27)
2021	2,773	24.42	30.74	80,296	0.00	0.25	1.45	14.81	16.22

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Lord Abbett Series Bond-Debenture VC
2025	35,398	9.82	12.10	354,855	5.85	0.25	1.25	3.81	4.85
2024	36,583	9.46	11.54	352,945	0.05	0.25	1.25	2.27	3.31
2023	40,930	9.25	11.17	393,874	0.05	0.25	1.45	2.10	3.14
2022	43,396	9.06	10.83	411,428	0.04	0.25	1.45	(16.42)	(15.59)
2021	41,834	10.84	12.83	472,128	0.03	0.25	1.45	(1.19)	(0.08)
Lord Abbett Series Developing Growth VC
2025	5,273	18.36	25.41	106,694	0.18	0.25	1.25	9.87	10.91
2024	5,296	16.71	22.91	97,890	—	0.25	1.25	17.02	18.28
2023	5,481	14.28	19.37	87,470	—	0.25	1.45	3.70	4.70
2022	5,458	13.77	18.50	83,984	—	0.25	1.45	(38.64)	(38.00)
2021	5,319	22.44	29.84	132,822	—	0.25	1.45	(6.97)	(5.87)
Lord Abbett Series Growth and Income VC
2025	6,801	19.20	19.20	130,576	0.58	1.25	1.25	12.41	12.41
2024	6,629	17.08	17.08	113,222	0.01	1.25	1.25	15.56	15.56
2023	6,469	14.78	14.78	95,596	0.01	1.25	1.45	8.52	8.52
2022	6,313	13.62	13.62	85,998	0.01	1.45	1.45	(13.25)	(13.25)
2021	6,161	15.70	15.70	96,686	0.01	1.45	1.45	23.43	23.43
Lord Abbett Series Growth Opportunities VC
2025	1,032	19.27	23.12	22,118	—	0.25	1.25	8.26	9.31
2024	—	21.15	21.15	—	—	0.25	0.25	26.42	26.42
2023	809	16.73	16.73	13,544	—	0.25	0.25	7.17	7.17
2022	2,404	15.61	15.61	37,534	—	0.25	0.25	(34.69)	(34.69)
2021	2,358	23.90	23.90	56,358	—	0.25	0.25	3.06	3.06
LVIP American Century Disciplined Core Value
2025	3,452	25.23	25.23	87,168	1.46	0.25	0.25	10.90	10.90
2024	3,527	16.18	22.75	80,224	0.01	0.25	1.25	8.16	9.27
2023	10,347	14.96	20.82	191,297	0.01	0.25	1.45	3.74	4.78
2022	10,273	14.42	19.87	181,278	0.01	0.25	1.45	(16.45)	(15.63)
2021	10,153	17.26	23.55	212,955	0.01	0.25	1.45	17.98	19.42

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
LVIP American Century Inflation Protection
2025	6,076	7.81	7.81	47,423	7.38	0.25	0.25	3.03	3.03
2024	6,048	7.58	7.58	45,864	0.04	0.25	0.25	(1.69)	(1.69)
2023	6,020	7.71	7.71	46,445	0.03	0.25	0.25	—	—
2022	6,011	7.71	7.71	46,335	0.05	0.25	0.25	(15.83)	(15.83)
2021	6,002	9.16	9.16	54,985	0.03	0.25	0.25	2.81	2.81
LVIP American Century International
2025	3,064	11.25	11.25	34,486	1.13	1.25	1.25	10.95	10.95
2024	2,977	10.14	10.14	30,183	0.01	1.25	1.25	(1.84)	(1.84)
2023	5,031	10.33	10.33	51,958	0.01	1.25	1.45	7.83	7.83
2022	4,892	9.58	9.58	46,892	0.01	1.45	1.45	(28.02)	(28.02)
2021	4,758	13.31	13.31	63,319	0.00	1.45	1.45	3.90	3.90
LVIP American Century Mid Cap Value (b)
2025	23,486	16.78	23.30	542,491	2.96	0.25	1.25	4.29	5.33
2024	2,371	16.09	22.12	46,952	0.02	0.25	1.25	4.01	5.03
2023	2,509	15.47	21.06	47,700	0.02	0.25	1.45	1.58	2.68
2022	3,203	15.23	20.51	60,615	0.02	0.25	1.45	(5.46)	(4.56)
2021	3,179	16.11	21.49	62,921	0.01	0.25	1.45	17.68	19.12
LVIP American Century Value
2025	3,554	17.62	24.75	74,254	1.50	0.25	1.25	11.03	12.19
2024	3,455	15.87	22.06	64,679	0.03	0.25	1.25	4.75	5.75
2023	3,360	15.15	20.86	59,724	0.02	0.25	1.45	4.48	5.57
2022	3,268	14.50	19.76	55,287	0.02	0.25	1.45	(3.91)	(2.90)
2021	3,178	15.09	20.35	55,621	0.02	0.25	1.45	18.91	20.34
LVIP JPMorgan Core Bond Fund
2025	2,461	7.34	7.34	18,102	2.72	1.25	1.25	2.66	2.66
2024	3,951	7.15	7.15	28,248	0.04	1.25	1.25	(2.72)	(2.72)
2023	4,140	7.35	7.96	30,491	0.05	0.25	1.45	1.24	2.31
2022	12,665	7.26	7.78	96,347	0.02	0.25	1.45	(16.46)	(15.53)
2021	12,929	8.69	9.21	116,768	0.02	0.25	1.45	(5.95)	(4.76)

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
LVIP JPMorgan Small Cap Core Fund
2025	3,704	15.51	15.51	57,470	0.42	1.25	1.25	5.44	5.44
2024	3,788	14.71	14.71	55,941	0.01	1.25	1.25	6.75	6.75
2023	3,750	13.78	13.78	51,665	0.01	1.25	1.45	8.16	8.16
2022	3,714	12.74	12.74	47,497	0.00	1.45	1.45	(22.93)	(22.93)
2021	3,661	16.53	16.53	60,536	0.00	1.45	1.45	15.84	15.84
LVIP JPMorgan US Equity Fund
2025	769	28.97	28.97	22,285	0.27	1.25	1.25	9.49	9.49
2024	748	26.46	26.46	19,791	—	1.25	1.25	18.50	18.50
2023	455	22.33	22.33	10,151	0.01	1.25	1.45	21.56	21.56
2022	442	18.37	18.37	8,119	0.00	1.45	1.45	(22.23)	(22.23)
2021	—	23.62	29.28	—	—	0.25	1.45	23.41	24.91
MFS® VIT Global Tactical Allocation
2025	—	10.06	11.35	—	—	0.25	1.25	10.43	11.60
2024	—	9.11	9.11	—	—	1.25	1.25	0.33	0.33
2023	8,232	9.08	9.08	74,774	0.00	1.25	1.45	4.73	4.73
2022	7,937	8.67	8.67	68,798	0.01	1.45	1.45	(11.26)	(11.26)
2021	4,321	9.77	9.77	42,215	0.01	1.45	1.45	(1.91)	(1.91)
MFS® VIT II Research International
2025	5,705	11.60	11.60	66,301	1.31	1.25	1.25	16.70	16.70
2024	5,548	9.94	9.94	55,252	0.01	1.25	1.25	(1.58)	(1.58)
2023	6,023	10.10	10.10	60,862	0.01	1.25	1.45	8.14	8.14
2022	5,857	9.34	9.34	54,732	0.01	1.45	1.45	(21.18)	(21.18)
2021	11,111	11.85	11.85	131,716	0.01	1.45	1.45	6.37	6.37
MFS® VIT International Intrinsic Value
2025	11,016	15.86	17.89	182,626	1.37	0.25	1.25	27.39	28.71
2024	11,191	12.45	13.90	144,770	0.01	0.25	1.25	2.55	3.58
2023	11,067	12.14	13.42	139,081	0.01	0.25	1.45	12.41	13.54
2022	15,323	10.80	11.82	173,475	0.00	0.25	1.45	(26.88)	(26.17)
2021	21,751	14.77	16.01	338,913	0.00	0.25	1.45	5.42	6.80

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT New Discovery
2025	3,306	16.18	20.46	62,575	—	0.25	1.25	7.87	8.95
2024	18,871	15.00	18.78	350,061	—	0.25	1.25	1.97	3.07
2023	17,932	14.71	18.22	322,925	—	0.25	1.45	9.53	10.56
2022	3,959	13.43	16.48	61,983	—	0.25	1.45	(32.92)	(32.21)
2021	3,569	20.02	24.31	82,284	—	0.25	1.45	(2.82)	(1.66)
MFS® VIT Research
2025	2,445	23.18	23.18	56,690	0.15	1.25	1.25	7.86	7.86
2024	2,540	21.49	21.49	54,602	—	1.25	1.25	13.58	13.58
2023	2,644	18.92	18.92	50,029	0.00	1.25	1.45	17.08	17.08
2022	2,930	16.16	16.16	47,375	0.00	1.45	1.45	(20.86)	(20.86)
2021	3,055	20.42	20.42	62,393	0.00	1.45	1.45	19.07	19.07
MFS® VIT Total Return
2025	2,542	13.49	13.49	34,306	2.37	1.25	1.25	6.30	6.30
2024	2,907	12.69	12.69	36,905	0.02	1.25	1.25	3.00	3.00
2023	2,863	12.32	12.32	35,289	0.02	1.25	1.45	5.57	5.57
2022	3,058	11.67	11.67	35,690	0.01	1.45	1.45	(13.56)	(13.56)
2021	3,109	13.50	13.50	41,980	0.02	1.45	1.45	8.87	8.87
MFS® VIT Total Return Bond
2025	—	8.97	8.97	—	—	0.25	0.25	3.46	3.46
2024	—	7.57	8.67	—	—	0.25	1.25	(1.94)	(0.91)
2023	—	7.72	8.92	—	—	0.25	1.25	2.66	3.72
2022	—	7.52	8.60	—	—	0.25	1.45	(17.72)	(16.91)
2021	—	9.14	10.16	—	—	0.25	1.45	(5.38)	(4.24)
MFS® VIT Utilities
2025	2,284	14.20	14.20	32,419	2.76	1.25	1.25	9.99	9.99
2024	2,208	12.91	17.04	28,500	0.02	0.25	1.25	6.69	7.85
2023	2,649	12.10	15.80	33,418	0.04	0.25	1.45	(6.42)	(5.50)
2022	2,542	12.93	16.72	34,221	0.02	0.25	1.45	(3.72)	(2.68)
2021	2,092	13.43	17.18	28,074	0.00	0.25	1.45	8.92	10.13

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2025	—	16.92	16.92	—	—	1.25	1.25	15.02	15.02
2024	1,856	14.71	14.71	27,314	0.01	1.25	1.25	9.78	9.78
2023	1,809	13.40	13.40	24,250	0.01	1.25	1.45	12.04	12.04
2022	2,379	11.96	11.96	28,460	0.01	1.45	1.45	(16.77)	(16.77)
2021	2,320	14.37	14.37	33,348	0.01	1.45	1.45	13.15	13.15
Morningstar Balanced ETF Asset Allocation Portfolio
2025	63,010	12.52	14.46	795,886	1.92	0.25	1.25	10.02	11.06
2024	88,924	11.38	13.02	1,013,806	0.02	0.25	1.25	5.57	6.72
2023	90,523	10.78	12.20	976,981	0.02	0.25	1.45	8.12	9.22
2022	123,318	9.97	11.17	1,232,258	0.02	0.25	1.45	(16.50)	(15.70)
2021	123,775	11.94	13.25	1,480,767	0.01	0.25	1.45	6.04	7.29
Morningstar Conservative ETF Asset Allocation Portfolio
2025	89,421	8.42	8.42	752,161	2.62	1.25	1.25	4.34	4.34
2024	93,201	8.07	8.07	752,393	0.02	1.25	1.25	0.88	0.88
2023	96,748	8.00	8.00	774,087	0.02	1.25	1.45	3.36	3.36
2022	124,542	7.74	7.74	964,125	0.01	1.45	1.45	(15.50)	(15.50)
2021	125,327	9.16	9.16	1,148,136	0.01	1.45	1.45	(2.14)	(2.14)
Morningstar Growth ETF Asset Allocation Portfolio
2025	13,866	15.00	15.00	207,700	1.19	1.25	1.25	13.04	13.04
2024	20,504	13.27	13.27	271,901	0.01	1.25	1.25	7.97	7.97
2023	22,149	12.29	12.29	272,071	0.01	1.25	1.45	10.42	10.42
2022	40,937	11.13	11.13	455,356	0.01	1.45	1.45	(16.82)	(16.82)
2021	41,793	13.38	13.38	559,097	0.01	1.45	1.45	9.85	9.85

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Morningstar Income and Growth ETF Asset Allocation Portfolio
2025	4,206	10.35	11.96	46,850	2.02	0.25	1.25	7.03	8.14
2024	5,350	9.67	11.06	54,524	0.02	0.25	1.25	3.42	4.54
2023	5,280	9.35	10.58	51,754	0.02	0.25	1.45	6.01	6.98
2022	6,664	8.82	8.82	58,785	0.02	1.45	1.45	(16.16)	(16.16)
2021	6,597	10.52	10.52	69,429	0.01	1.45	1.45	1.84	1.84
NAA All Cap Value Series
2025	7,053	17.46	32.91	142,509	1.48	1.10	1.25	8.18	8.33
2024	6,886	16.14	30.38	128,942	0.02	1.10	1.25	5.63	5.82
2023	6,728	15.28	28.71	119,226	0.02	1.10	1.45	4.02	4.13
2022	6,597	14.69	27.57	112,789	0.01	1.10	1.45	(5.29)	(5.13)
2021	6,537	15.51	29.06	118,918	0.04	1.10	1.45	21.46	21.90
NAA Large Cap Value Series
2025	6,657	32.15	32.15	214,027	1.37	1.10	1.10	9.54	9.54
2024	7,307	29.35	29.35	214,448	0.02	1.10	1.10	8.91	8.91
2023	7,509	26.95	26.95	202,387	0.02	1.10	1.10	4.86	4.86
2022	14,934	25.70	25.70	383,721	0.01	1.10	1.10	(5.27)	(5.27)
2021	16,164	27.13	27.13	438,449	0.02	1.10	1.10	21.93	21.93
NAA Large Growth Series
2025	2,141	38.55	45.19	86,841	2.45	0.25	1.25	12.13	13.26
2024	2,090	34.38	39.90	75,359	0.03	0.25	1.25	26.63	27.93
2023	2,039	27.15	31.19	57,901	0.01	0.25	1.45	34.14	35.49
2022	1,991	20.24	23.02	42,033	0.00	0.25	1.45	(33.57)	(32.91)
2021	1,945	30.47	34.31	61,589	0.01	0.25	1.45	22.22	23.68
NAA Mid Growth Series
2025	654	41.82	41.82	27,355	2.84	1.10	1.10	(1.95)	(1.95)
2024	635	42.65	42.65	27,070	0.01	1.10	1.10	12.65	12.65
2023	3,612	37.86	37.86	136,912	0.01	1.10	1.10	21.35	21.35
2022	3,185	31.20	31.20	99,505	0.00	1.10	1.10	(30.68)	(30.68)
2021	721	45.01	45.01	32,611	0.00	1.10	1.10	9.12	9.12

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA Small Cap Value Series
2025	1,147	20.50	35.78	31,885	0.99	0.25	1.10	(0.86)	(0.05)
2024	1,178	20.51	36.09	33,320	0.01	0.25	1.10	4.13	5.07
2023	1,207	19.52	34.66	33,052	0.01	0.25	1.10	5.86	6.76
2022	2,496	18.29	32.74	61,729	0.01	0.25	1.10	(7.59)	(6.78)
2021	2,073	20.16	35.43	52,074	0.01	0.25	1.10	21.13	22.18
NAA Smid-Cap Value Series
2025	1,461	32.86	37.16	49,492	1.11	0.25	1.10	3.04	3.91
2024	1,442	31.89	35.76	47,319	0.01	0.25	1.10	4.66	5.58
2023	1,424	30.47	33.87	44,553	0.02	0.25	1.10	5.32	6.21
2022	1,284	28.93	31.89	38,136	0.01	0.25	1.10	(5.80)	(4.98)
2021	1,108	30.71	33.56	34,545	0.02	0.25	1.10	18.80	19.81
NAA World Equity Income Series
2025	2,708	19.53	19.53	52,926	1.88	1.10	1.10	17.79	17.79
2024	3,028	16.58	16.58	50,196	0.03	1.10	1.10	8.08	8.08
2023	3,344	15.34	15.34	51,357	0.03	1.10	1.10	7.80	7.80
2022	3,668	14.23	14.23	52,233	0.02	1.10	1.10	(12.75)	(12.75)
2021	4,032	16.31	16.31	65,825	0.01	1.10	1.10	16.83	16.83
Neuberger Berman AMT Quality Equity Portfolio (a)
2025	19,994	17.77	30.52	420,831	—	0.25	1.45	8.75	10.10
2024	24,573	16.34	27.72	483,825	—	0.25	1.45	20.32	21.85
2023	19,986	13.58	22.75	316,916	0.00	0.25	1.45	21.36	22.84
2022	20,468	11.19	18.52	264,794	0.00	0.25	1.45	(21.97)	(21.06)
2021	20,751	14.34	23.46	341,520	0.00	0.25	1.45	18.12	19.51

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Nomura VIP Asset Strategy Series (a)
2025	52,223	12.32	12.32	643,564	1.30	1.25	1.25	11.80	11.80
2024	50,677	11.02	13.09	558,609	0.02	0.25	1.25	7.72	8.90
2023	51,196	10.23	12.02	527,396	0.04	0.25	1.45	9.18	10.28
2022	3,551	10.90	10.90	38,706	0.02	0.25	0.25	(17.49)	(17.49)
2021	3,494	13.21	13.21	46,149	0.02	0.25	0.25	6.96	6.96
Nomura VIP Balanced Series (a)
2025	2,346	15.17	15.17	35,594	1.18	1.25	1.25	7.13	7.13
2024	2,858	14.16	14.16	40,468	0.01	1.25	1.25	10.71	10.71
2023	2,779	12.79	16.21	35,524	0.01	0.25	1.45	11.22	12.34
2022	4,029	11.50	14.43	49,212	0.01	0.25	1.45	(19.52)	(18.75)
2021	4,048	14.29	17.76	61,163	0.01	0.25	1.45	10.95	12.26
Nomura VIP Energy Series (a)
2025	1,043	5.22	5.23	5,443	0.96	0.25	1.25	7.17	8.30
2024	1,014	4.82	4.88	4,936	0.01	0.25	1.25	(9.46)	(8.71)
2023	6,737	5.28	5.39	35,696	0.03	0.25	1.45	(0.37)	0.76
2022	6,525	5.24	5.41	34,401	0.05	0.25	1.45	44.27	45.56
2021	1,154	3.75	3.75	4,322	0.02	1.45	1.45	35.87	35.87
Nomura VIP Global Growth Series (a)
2025	2,278	18.83	21.97	50,108	0.32	0.25	1.25	13.03	14.13
2024	9,475	16.66	19.25	163,953	0.01	0.25	1.25	12.19	13.37
2023	9,342	14.85	16.98	143,993	0.00	0.25	1.45	14.94	16.14
2022	9,182	12.92	14.62	122,796	0.01	0.25	1.45	(20.93)	(20.20)
2021	8,927	16.34	18.32	150,641	0.00	0.25	1.45	12.69	14.14
Nomura VIP Growth Series (a)
2025	601	45.26	46.11	27,220	—	0.25	0.25	4.94	4.94
2024	1,299	43.13	43.94	56,653	—	0.25	0.25	19.92	19.94
2023	1,277	35.96	36.64	46,403	—	0.25	0.25	33.53	33.53
2022	594	26.93	26.93	16,032	—	0.25	0.25	(29.50)	(29.50)
2021	355	38.20	38.20	13,575	—	0.25	0.25	25.86	25.86

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Nomura VIP High Income Series (a)
2025	1,625	13.12	13.12	21,370	6.69	0.25	0.25	3.72	3.72
2024	1,766	9.67	12.65	22,336	0.04	0.25	1.25	1.68	2.85
2023	4,575	9.51	12.30	48,874	0.07	0.25	1.45	7.09	8.18
2022	5,206	8.88	11.37	52,910	0.06	0.25	1.45	(14.62)	(13.86)
2021	5,629	10.40	13.20	67,607	0.06	0.25	1.45	1.46	2.72
Nomura VIP International Core Equity Series (a)
2025	3,747	12.63	12.63	47,348	0.41	1.25	1.25	18.93	18.93
2024	3,661	10.62	10.62	38,880	0.01	1.25	1.25	(0.47)	(0.47)
2023	3,897	10.67	10.67	41,612	0.02	1.25	1.45	10.80	10.80
2022	3,754	9.63	9.63	36,169	0.02	1.45	1.45	(17.90)	(17.90)
2021	3,610	11.73	11.73	42,353	0.01	1.45	1.45	9.22	9.22
Nomura VIP Limited+Term Bond Series (a)
2025	—	7.29	8.09	—	—	0.25	1.25	0.28	1.38
2024	—	7.98	7.98	—	—	0.25	0.25	1.01	1.01
2023	61	7.90	7.90	483	0.03	0.25	0.25	1.54	1.54
2022	33,463	7.78	7.78	260,544	0.01	0.25	0.25	(7.38)	(7.38)
2021	31,332	8.40	8.40	263,350	0.02	0.25	0.25	(3.67)	(3.67)
Nomura VIP Mid Cap Growth Series (a)
2025	4,489	18.08	22.86	91,418	—	0.25	1.25	(3.06)	(2.10)
2024	23,366	18.65	23.35	530,857	—	0.25	1.25	(2.10)	(1.06)
2023	21,979	19.05	23.60	505,181	—	0.25	1.45	14.69	15.80
2022	6,271	16.61	20.38	116,369	—	0.25	1.45	(33.67)	(32.98)
2021	5,717	25.04	30.41	157,996	—	0.25	1.45	11.29	12.63

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Nomura VIP Natural Resources Series (a)
2025	704	7.35	7.35	5,187	—	1.25	1.25	31.96	31.96
2024	686	5.57	5.57	3,832	0.06	1.25	1.25	(4.62)	(4.62)
2023	669	5.84	5.84	3,923	0.02	1.25	1.45	(2.67)	(2.67)
2022	653	6.00	6.00	3,931	0.02	1.45	1.45	12.78	12.78
2021	637	5.32	5.32	3,397	0.02	1.45	1.45	21.18	21.18
Nomura VIP Science And Technology Series (a)
2025	3,406	34.63	51.29	156,907	—	0.25	1.25	27.79	29.10
2024	4,117	27.10	39.73	138,299	—	0.25	1.25	25.12	26.39
2023	2,760	21.66	31.44	80,713	—	0.25	1.45	33.29	34.65
2022	2,702	16.25	22.92	58,665	—	0.25	1.45	(34.66)	(33.99)
2021	2,832	24.87	35.38	91,668	—	0.25	1.45	10.14	11.47
Nomura VIP Small Cap Growth Series (a)
2025	5,223	16.10	17.71	85,818	—	0.25	1.25	8.64	9.80
2024	4,092	14.82	14.82	60,734	—	1.25	1.25	9.45	9.45
2023	4,050	13.54	13.54	54,908	—	1.25	1.45	8.41	8.41
2022	3,921	12.49	12.49	49,068	—	1.45	1.45	(29.83)	(29.83)
2021	3,799	17.80	17.80	67,717	0.01	1.45	1.45	(0.50)	(0.50)
Nomura VIP Smid Cap Core Series (a)
2025	220	16.43	16.43	3,610	0.14	1.25	1.25	3.86	3.86
2024	214	15.82	19.62	3,379	0.01	0.25	1.25	9.48	10.60
2023	1,598	14.45	17.74	27,683	0.00	0.25	1.45	10.81	11.99
2022	1,609	13.04	15.84	24,939	—	0.25	1.45	(18.30)	(17.54)
2021	1,528	15.96	19.21	28,730	—	0.25	1.45	15.48	16.92

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT All Asset
2025	2,475	10.29	11.95	25,460	5.81	0.25	1.25	9.35	10.55
2024	2,909	9.41	10.81	27,338	0.08	0.25	1.25	(0.74)	0.28
2023	5,083	9.48	10.78	51,138	0.03	0.25	1.45	3.61	4.56
2022	5,869	9.15	10.31	57,368	0.07	0.25	1.45	(15.59)	(14.72)
2021	5,749	10.84	12.09	66,186	0.11	0.25	1.45	10.95	12.36
PIMCO VIT CommodityRealReturn Strategy
2025	28,766	5.27	6.33	152,632	2.74	0.25	1.25	13.85	14.81
2024	28,491	4.59	5.56	131,620	0.02	0.25	1.25	(0.36)	0.66
2023	39,007	4.56	5.58	201,530	0.19	0.25	1.45	(11.85)	(10.94)
2022	50,589	5.12	6.33	286,922	0.31	0.25	1.45	4.11	5.13
2021	28,722	4.87	6.08	140,854	0.04	0.25	1.45	27.46	28.84
PIMCO VIT Emerging Markets Bond
2025	26,444	9.36	11.19	292,343	6.78	0.25	1.25	10.12	11.12
2024	25,630	8.50	10.07	255,329	0.06	0.25	1.25	2.91	4.03
2023	25,738	8.26	9.68	244,305	0.05	0.25	1.45	6.44	7.44
2022	19,051	7.76	9.01	167,121	0.04	0.25	1.45	(19.33)	(18.46)
2021	23,321	9.62	11.05	252,061	0.04	0.25	1.45	(6.87)	(5.80)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
2025	593	10.05	10.05	5,956	4.46	0.25	0.25	9.12	9.12
2024	577	6.60	9.21	5,311	0.02	0.25	1.25	(4.76)	(3.86)
2023	3,275	6.93	9.58	24,155	0.02	0.25	1.45	0.87	1.81
2022	3,184	6.87	9.41	23,256	0.01	0.25	1.45	(14.87)	(13.91)
2021	3,096	8.07	10.93	26,482	0.05	0.25	1.45	(8.40)	(7.37)
PIMCO VIT High Yield
2025	—	10.34	19.17	—	—	0.25	1.25	4.34	5.39
2024	—	18.19	18.19	—	0.03	0.25	0.25	3.35	3.35
2023	132	17.60	17.60	2,330	0.05	0.25	0.25	8.51	8.51
2022	131	16.22	16.22	2,116	0.05	0.25	0.25	(13.26)	(13.26)
2021	129	18.70	18.70	2,405	0.04	0.25	0.25	0.21	0.21

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT International Bond Portfolio (Unhedged)
2025	9,573	5.97	6.49	60,873	3.44	0.25	1.25	5.48	6.57
2024	9,211	5.66	6.09	55,055	0.03	0.25	1.25	(7.67)	(6.60)
2023	15,999	6.13	6.52	103,331	0.02	0.25	1.45	1.83	2.68
2022	13,218	6.02	6.35	83,071	0.01	0.25	1.45	(22.52)	(21.60)
2021	10,529	7.77	8.10	84,436	0.05	0.25	1.45	(11.60)	(10.60)
PIMCO VIT Low Duration Administrative
2025	19,792	7.11	7.11	140,806	2.55	1.40	1.40	0.99	0.99
2024	112,190	7.04	7.04	791,519	0.04	1.40	1.40	—	—
2023	59,336	7.04	7.04	418,616	0.05	1.40	1.40	0.43	0.43
2022	30,982	7.01	7.01	217,169	0.01	1.40	1.40	(9.78)	(9.78)
2021	64,496	7.77	7.77	502,800	0.01	1.40	1.40	(5.24)	(5.24)
PIMCO VIT Low Duration Advisor
2025	39,637	6.98	7.65	283,116	3.84	0.25	1.25	1.01	2.14
2024	40,198	6.91	7.49	283,355	0.04	0.25	1.25	—	0.94
2023	39,680	6.91	7.42	279,207	0.03	0.25	1.45	0.58	1.50
2022	41,371	6.87	7.31	289,246	0.02	0.25	1.45	(9.84)	(8.85)
2021	39,202	7.62	8.02	302,647	0.00	0.25	1.45	(5.34)	(4.18)
PIMCO VIT Real Return Administrative
2025	27,478	8.77	8.77	241,122	3.35	1.40	1.40	3.18	3.18
2024	29,329	8.50	8.50	250,568	0.03	1.40	1.40	(2.30)	(2.30)
2023	27,964	8.70	8.70	243,403	0.03	1.40	1.40	(0.80)	(0.80)
2022	35,741	8.77	8.77	313,663	0.07	1.40	1.40	(15.67)	(15.67)
2021	35,298	10.40	10.40	368,333	0.05	1.40	1.40	0.97	0.97
PIMCO VIT Real Return Advisor
2025	19,427	7.71	8.88	164,920	4.00	0.25	1.25	3.21	4.23
2024	19,161	7.47	8.52	156,408	0.04	0.25	1.25	(2.23)	(1.16)
2023	30,968	7.64	8.62	260,923	0.03	0.25	1.45	(0.78)	0.23
2022	19,221	7.70	8.60	159,795	0.07	0.25	1.45	(15.66)	(14.85)
2021	16,693	9.13	10.10	162,768	0.05	0.25	1.45	0.88	2.12

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Short-Term
2025	80,960	7.67	8.58	671,407	4.53	0.25	1.25	0.26	1.30
2024	77,093	7.65	8.47	632,640	0.05	0.25	1.25	1.46	2.54
2023	84,758	7.54	8.26	681,601	0.04	0.25	1.45	1.48	2.35
2022	66,909	7.43	8.07	521,940	0.02	0.25	1.45	(4.50)	(3.47)
2021	55,596	7.78	8.36	451,605	0.01	0.25	1.45	(4.42)	(3.35)
PIMCO VIT Total Return Administrative
2025	34,793	8.70	8.70	302,786	4.03	1.40	1.40	4.19	4.19
2024	41,579	8.35	8.35	348,061	0.04	1.40	1.40	(1.88)	(1.88)
2023	42,813	8.51	8.51	364,407	0.04	1.40	1.40	1.43	1.43
2022	70,379	8.39	8.39	593,405	0.02	1.40	1.40	(18.07)	(18.07)
2021	172,338	10.24	10.24	1,766,227	0.01	1.40	1.40	(5.54)	(5.54)
PIMCO VIT Total Return Advisor
2025	59,944	7.60	8.72	475,797	4.02	0.25	1.25	4.25	5.31
2024	59,155	7.29	8.28	449,509	0.04	0.25	1.25	(1.88)	(0.84)
2023	65,396	7.43	8.35	502,675	0.03	0.25	1.45	1.36	2.45
2022	64,465	7.33	8.15	487,406	0.02	0.25	1.45	(17.92)	(17.17)
2021	60,585	8.93	9.84	554,283	0.02	0.25	1.45	(5.60)	(4.56)
Putnam VT Core Equity Fund
2025	—	29.83	29.83	—	0.85	1.25	1.25	11.93	11.93
2024	3,455	26.65	26.65	92,072	—	1.25	1.25	21.63	21.63
2023	—	21.91	27.16	—	—	0.25	1.25	22.75	24.02
2022	—	17.85	21.90	—	—	0.25	1.45	(19.23)	(18.44)
2021	—	22.10	27.26	—	—	0.25	1.45	25.28	26.79
Putnam VT Large Cap Growth Fund
2025	12,849	39.33	48.73	508,876	—	0.25	1.25	9.55	10.65
2024	12,128	35.90	44.04	435,236	—	0.25	1.25	27.80	29.11
2023	12,782	28.09	34.11	364,775	—	0.25	1.45	38.51	39.91
2022	12,698	20.28	24.38	262,333	—	0.25	1.45	(33.38)	(32.71)
2021	12,770	30.44	36.23	397,582	—	0.25	1.45	17.30	18.71

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Putnam VT Large Cap Value
2025	19,173	24.07	30.34	497,634	1.84	0.25	1.25	15.33	16.51
2024	34,918	20.87	26.04	815,406	0.01	0.25	1.25	14.17	15.32
2023	27,941	18.28	22.58	582,137	0.02	0.25	1.45	10.86	11.95
2022	26,814	16.49	20.17	498,611	0.01	0.25	1.45	(7.15)	(6.19)
2021	29,504	17.76	21.50	572,924	0.01	0.25	1.45	21.73	23.21
Putnam VT Small Cap Growth
2025	15,691	18.88	23.62	361,104	0.07	0.25	1.25	4.25	5.31
2024	1,964	18.11	18.11	35,574	—	1.25	1.25	18.21	18.21
2023	1,913	15.32	15.32	29,325	—	1.25	1.45	18.03	18.03
2022	1,864	12.98	12.98	24,209	—	1.45	1.45	(31.29)	(31.29)
2021	1,816	18.89	18.89	34,323	—	1.45	1.45	8.94	8.94
Rydex VIF Banking
2025	6,913	7.69	14.74	90,601	0.63	1.25	1.30	18.58	18.67
2024	6,947	6.48	12.43	75,793	0.03	1.25	1.30	17.82	17.93
2023	6,876	5.50	10.54	63,183	0.01	1.25	1.45	(1.31)	(1.26)
2022	6,985	5.57	10.68	63,966	0.01	1.30	1.45	(20.54)	(20.42)
2021	7,576	7.01	13.42	88,658	0.01	1.30	1.45	27.69	27.92
Rydex VIF Basic Materials
2025	7,558	15.59	19.36	137,880	1.46	0.25	1.30	27.27	28.60
2024	6,726	12.25	15.21	97,811	0.01	0.25	1.30	(6.57)	(5.59)
2023	9,307	13.10	16.28	143,181	—	0.25	1.45	4.43	5.52
2022	8,747	12.54	13.23	128,362	0.01	0.25	1.45	(13.46)	(12.56)
2021	10,116	14.49	15.13	167,338	0.01	0.25	1.45	17.61	19.04
Rydex VIF Biotechnology
2025	13,318	15.58	34.06	252,838	—	0.25	1.30	24.64	25.96
2024	13,199	12.50	27.04	200,857	—	0.25	1.30	(5.54)	(4.55)
2023	12,602	13.23	28.33	198,091	—	0.25	1.45	1.03	2.16
2022	11,714	13.08	27.73	172,626	—	0.25	1.45	(16.90)	(16.07)
2021	19,558	15.74	33.04	335,148	—	0.25	1.45	(3.02)	(1.84)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Commodities Strategy
2025	19,832	1.75	3.93	50,633	4.33	1.25	1.30	0.51	0.57
2024	16,690	1.74	3.91	44,467	0.04	1.25	1.30	3.57	3.71
2023	20,663	1.68	3.77	49,118	0.08	1.25	1.45	(10.24)	(10.16)
2022	40,651	1.87	4.20	91,524	0.06	1.30	1.45	17.61	17.98
2021	53,403	1.59	3.56	97,627	—	1.30	1.45	33.33	33.61
Rydex VIF Consumer Products
2025	3,665	10.56	17.91	44,667	1.44	1.25	1.30	(7.61)	(7.59)
2024	4,228	11.43	19.38	54,888	0.02	0.25	1.30	—	1.10
2023	4,342	11.42	19.38	57,603	0.01	0.25	1.45	(7.36)	(6.41)
2022	4,538	12.32	19.34	64,984	0.01	0.25	1.45	(5.01)	(4.07)
2021	4,408	12.97	20.16	65,800	0.01	0.25	1.45	5.79	7.06
Rydex VIF Dow 2x Strategy (b)
2025	2,676	39.69	46.82	106,369	0.83	1.25	1.30	14.45	14.51
2024	2,999	34.66	40.91	106,603	0.01	1.25	1.30	15.56	15.61
2023	2,998	29.98	35.40	92,542	0.00	1.25	1.45	18.36	18.40
2022	2,971	25.32	29.91	77,669	—	1.30	1.45	(23.80)	(23.76)
2021	3,782	33.21	39.25	134,123	—	1.30	1.45	34.51	34.69
Rydex VIF Electronics
2025	12,287	23.23	23.23	285,876	—	1.30	1.30	35.53	35.53
2024	12,062	17.14	40.71	207,098	—	0.25	1.30	11.15	12.40
2023	13,617	15.42	36.22	213,807	—	0.25	1.30	48.27	49.79
2022	15,896	10.40	24.18	167,840	—	0.25	1.30	(35.52)	(34.82)
2021	16,309	16.13	37.10	280,981	—	0.25	1.30	32.43	33.84
Rydex VIF Energy
2025	18,409	5.64	8.03	133,737	1.90	0.25	1.30	2.95	4.04
2024	18,363	5.47	7.80	129,216	0.03	0.25	1.30	(4.20)	(3.18)
2023	16,490	5.71	8.14	118,406	0.04	0.25	1.45	(2.63)	(1.57)
2022	12,746	5.86	8.36	94,038	0.01	1.30	1.45	41.94	42.23
2021	12,288	4.12	5.89	63,976	0.01	1.30	1.45	44.06	44.36

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Energy Services
2025	8,674	1.86	1.86	16,164	0.06	1.30	1.30	(2.62)	(2.62)
2024	8,510	1.69	1.91	16,278	—	1.25	1.30	(11.98)	(11.98)
2023	11,950	1.92	2.17	24,994	—	1.25	1.45	—	0.52
2022	11,703	1.91	2.29	24,486	—	0.25	1.45	36.43	37.95
2021	11,789	1.40	1.66	18,111	0.00	0.25	1.45	12.00	13.70
Rydex VIF Europe 1.25x Strategy (b)
2025	4	7.96	7.96	35	—	1.30	1.30	30.71	30.71
2024	4	6.09	6.09	26	0.08	1.30	1.30	(7.02)	(7.02)
2023	4	6.55	6.55	27	—	1.30	1.30	14.91	14.91
2022	4	5.70	5.70	23	—	1.30	1.30	(16.67)	(16.67)
2021	4	6.84	6.84	27	—	1.30	1.30	13.81	13.81
Rydex VIF Financial Services
2025	2,874	11.00	11.00	31,569	0.36	1.30	1.30	6.18	6.18
2024	5,785	10.36	10.36	59,922	0.01	1.30	1.30	17.06	17.06
2023	5,644	8.85	8.85	49,918	—	1.30	1.30	9.12	9.12
2022	5,506	8.11	8.11	44,633	0.01	1.30	1.30	(21.57)	(21.57)
2021	2,982	10.34	10.34	30,796	0.00	1.30	1.30	29.57	29.57
Rydex VIF Government Long Bond 1.2x Strategy (b)
2025	1,062	5.96	5.96	6,354	3.33	1.30	1.30	(2.61)	(2.61)
2024	1,120	6.12	6.12	6,855	0.02	1.30	1.30	(16.16)	(16.16)
2023	2,691	7.30	7.30	19,682	0.02	1.30	1.30	(5.19)	(5.19)
2022	1,234	7.70	7.70	9,528	0.02	1.30	1.30	(43.34)	(43.34)
2021	963	13.59	13.59	13,116	0.00	1.30	1.30	(11.41)	(11.41)

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Health Care
2025	8,449	17.33	25.16	156,001	—	0.25	1.30	9.26	10.40
2024	8,812	15.86	22.79	149,066	—	0.25	1.30	(4.08)	(3.06)
2023	8,786	16.52	23.51	155,255	—	0.25	1.45	0.56	1.69
2022	9,108	16.42	23.12	160,120	—	0.25	1.45	(15.67)	(14.81)
2021	8,932	19.47	27.14	186,265	—	0.25	1.45	13.73	15.05
Rydex VIF Internet
2025	9,256	16.81	33.34	177,388	—	0.25	1.30	13.50	14.69
2024	8,785	14.81	29.07	144,103	—	0.25	1.30	18.10	19.43
2023	10,056	12.54	24.34	142,795	—	0.25	1.45	41.22	42.67
2022	9,917	12.80	17.06	99,548	—	0.25	1.45	(47.15)	(46.59)
2021	11,173	24.22	31.94	211,502	—	0.25	1.45	(8.81)	(7.71)
Rydex VIF Inverse Government Long Bond Strategy
2025	—	1.52	1.52	—	—	1.30	1.30	(2.56)	(2.56)
2024	—	2.35	2.35	—	0.05	0.25	0.25	13.53	13.53
2023	1,802	1.39	2.07	3,750	—	0.25	1.30	(0.71)	0.49
2022	5,710	1.40	2.06	9,156	—	0.25	1.30	40.00	42.07
2021	1,751	1.00	1.45	2,547	—	0.25	1.30	(2.91)	(2.68)
Rydex VIF Inverse Mid-Cap Strategy
2025	—	0.29	0.53	—	—	0.25	1.30	(9.38)	(7.02)
2024	—	0.56	0.56	—	—	0.25	0.25	(8.20)	(8.20)
2023	22,107	0.61	0.61	13,495	0.01	0.25	0.25	(12.86)	(12.86)
2022	2,565	0.70	0.70	1,789	—	0.25	0.25	6.06	6.06
2021	—	0.39	1.91	—	—	0.25	1.45	(27.78)	(25.27)
Rydex VIF Inverse NASDAQ-100® Strategy
2025	—	0.10	0.10	—	—	1.30	1.30	(16.67)	(16.67)
2024	—	0.22	0.22	—	—	0.25	0.25	(18.52)	(18.52)
2023	51,585	0.27	0.27	13,850	0.02	0.25	0.25	(34.15)	(34.15)
2022	4,488	0.41	0.41	1,843	—	0.25	0.25	32.26	32.26
2021	—	0.18	0.90	—	0.02	0.25	1.45	(29.55)	(28.00)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Inverse Russell 2000® Strategy (b)
2025	1,198	0.27	0.27	317	3.12	1.30	1.30	(12.90)	(12.90)
2024	1,246	0.31	0.56	389	—	0.25	1.30	(8.82)	(8.20)
2023	22,496	0.34	0.61	13,394	—	0.25	1.30	(15.00)	(14.08)
2022	3,867	0.40	0.71	2,356	—	0.25	1.30	11.11	12.70
2021	1,378	0.36	0.36	494	—	1.30	1.30	(21.74)	(21.74)
Rydex VIF Inverse S&P 500 Strategy (b)
2025	5,023	0.51	0.51	2,529	9.14	0.25	0.25	(13.56)	(13.56)
2024	4,884	0.59	0.59	2,878	0.12	0.25	0.25	(16.90)	(16.90)
2023	4,750	0.36	0.71	3,359	0.05	0.25	1.30	(18.18)	(17.44)
2022	35,169	0.44	0.86	18,295	—	0.25	1.30	10.00	13.16
2021	4,489	0.76	0.76	3,409	—	0.25	0.25	(26.92)	(26.92)
Rydex VIF Japan 2x Strategy (b)
2025	5,271	13.13	14.50	76,313	3.98	1.25	1.30	45.08	45.29
2024	5,140	9.05	9.98	51,232	0.04	1.25	1.30	(3.21)	(3.20)
2023	5,013	9.35	10.31	51,609	0.00	1.25	1.45	28.79	28.88
2022	4,891	7.26	8.00	39,069	—	1.30	1.45	(45.37)	(45.36)
2021	4,775	13.29	14.64	69,784	—	1.30	1.45	(17.85)	(17.76)
Rydex VIF Leisure
2025	4,235	14.25	14.37	60,745	—	1.25	1.30	3.94	3.98
2024	4,122	13.71	13.82	56,868	—	1.25	1.30	11.55	11.63
2023	4,012	12.29	12.38	49,584	—	1.25	1.45	17.35	17.38
2022	3,905	10.47	10.55	41,115	—	1.30	1.45	(30.62)	(30.55)
2021	3,801	15.09	15.19	57,647	—	1.30	1.45	(3.49)	(3.33)
Rydex VIF Mid-Cap 1.5x Strategy (b)
2025	3,472	20.16	34.56	73,409	0.46	1.25	1.30	0.58	0.65
2024	3,411	20.03	34.36	72,112	0.01	1.25	1.30	10.41	10.42
2023	3,336	18.14	31.12	64,077	—	0.25	1.45	13.87	15.06
2022	3,691	15.92	20.18	64,085	—	0.25	1.45	(26.40)	(25.62)
2021	3,595	21.63	27.13	84,735	—	0.25	1.45	29.37	30.94

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Money Market
2025	925,455	4.44	6.54	4,891,224	2.88	0.25	1.30	(1.55)	(0.48)
2024	979,887	4.51	6.64	5,325,747	0.04	0.25	1.30	(0.45)	0.64
2023	570,272	4.53	6.67	3,120,786	0.04	0.25	1.45	(0.66)	0.32
2022	681,651	6.21	6.71	3,856,461	0.01	0.25	1.45	(3.45)	(2.51)
2021	439,193	6.37	6.95	2,317,979	—	0.25	1.45	(4.40)	(3.19)
Rydex VIF NASDAQ-100®
2025	5,499	43.26	63.74	288,843	0.03	0.25	1.30	14.00	15.22
2024	5,045	37.92	55.32	225,236	—	0.25	1.30	18.65	19.92
2023	6,390	31.95	46.13	243,288	—	0.25	1.45	46.79	48.33
2022	6,208	21.75	31.10	161,966	—	0.25	1.45	(36.87)	(36.22)
2021	11,856	34.45	48.76	464,911	—	0.25	1.45	20.03	21.51
Rydex VIF NASDAQ-100® 2x Strategy (b)
2025	141	120.70	164.91	18,772	—	1.25	1.30	23.77	23.82
2024	106	97.52	97.52	10,380	—	1.30	1.30	35.86	35.86
2023	110	71.78	71.78	7,909	—	1.30	1.30	107.10	107.10
2022	355	34.66	34.66	12,290	—	1.30	1.30	(62.66)	(62.66)
2021	118	92.82	92.82	10,981	—	1.30	1.30	46.96	46.96
Rydex VIF Nova (b)
2025	1,172	34.00	40.29	45,451	—	1.25	1.30	15.76	15.81
2024	1,345	29.37	34.79	44,184	—	1.25	1.30	27.14	27.20
2023	1,375	23.10	27.35	35,329	—	1.25	1.45	29.41	29.50
2022	1,563	17.85	21.12	30,580	0.00	1.30	1.45	(33.20)	(33.16)
2021	1,639	26.72	31.60	47,681	0.00	1.30	1.45	36.03	36.19
Rydex VIF Precious Metals
2025	14,256	21.50	22.94	312,512	2.17	1.25	1.30	136.98	137.05
2024	13,707	5.35	9.68	126,831	0.02	0.25	1.30	3.53	4.70
2023	15,018	5.11	9.35	134,533	0.00	0.25	1.45	(0.57)	0.39
2022	15,141	5.09	8.80	134,986	0.00	0.25	1.45	(14.73)	(13.87)
2021	14,483	10.32	11.04	153,319	0.04	1.30	1.45	(13.13)	(13.00)

(b) Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Real Estate
2025	4,811	9.59	13.75	60,019	1.67	1.25	1.30	(1.44)	(1.43)
2024	5,907	9.73	13.95	76,099	0.01	1.25	1.30	0.58	0.72
2023	5,565	9.66	13.87	71,373	0.01	1.25	1.45	5.69	5.72
2022	5,768	9.14	13.12	70,077	0.01	1.30	1.45	(30.43)	(30.39)
2021	5,854	13.13	18.86	102,900	0.01	1.30	1.45	28.22	28.39
Rydex VIF Retailing
2025	1,865	16.24	23.03	34,891	—	0.25	1.30	5.52	6.62
2024	1,801	15.39	21.60	31,869	—	0.25	1.30	11.63	12.85
2023	3,119	13.77	19.14	53,472	—	0.25	1.45	11.67	12.85
2022	3,233	12.33	16.96	49,851	—	0.25	1.45	(29.54)	(28.86)
2021	3,272	17.50	23.84	71,695	—	0.25	1.45	6.84	8.17
Rydex VIF Russell 2000® 1.5x Strategy (b)
2025	11	20.54	20.54	219	0.59	1.30	1.30	7.71	7.71
2024	59	19.07	19.07	1,129	—	1.30	1.30	6.30	6.30
2023	17	17.94	17.94	313	—	1.30	1.30	14.71	14.71
2022	21	15.64	15.64	328	—	1.30	1.30	(36.24)	(36.24)
2021	24	24.53	24.53	596	—	1.30	1.30	13.99	13.99
Rydex VIF Russell 2000® 2x Strategy (b)
2025	25	11.40	11.40	289	5.07	1.30	1.30	7.34	7.34
2024	25	10.62	10.62	263	—	1.30	1.30	4.94	4.94
2023	24	10.12	10.12	244	—	1.30	1.30	16.86	16.86
2022	24	8.66	8.66	204	—	1.30	1.30	(45.36)	(45.36)
2021	23	15.85	15.85	365	—	1.30	1.30	20.44	20.44
Rydex VIF S&P 500 2x Strategy (b)
2025	6,050	47.23	59.29	357,584	0.09	1.25	1.30	19.99	20.04
2024	5,826	39.36	49.39	286,725	0.01	1.25	1.30	36.24	36.29
2023	5,688	28.89	36.24	205,278	0.00	1.25	1.45	38.96	39.01
2022	5,496	20.79	26.07	142,915	—	1.30	1.45	(42.28)	(42.25)
2021	5,396	36.02	45.14	242,629	—	1.30	1.45	51.43	51.60

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF S&P 500 Pure Growth
2025	7,869	20.09	24.61	180,938	—	1.25	1.30	7.05	7.09
2024	7,922	18.76	22.99	170,359	—	1.25	1.30	21.32	21.42
2023	7,915	15.45	18.95	139,488	—	1.25	1.45	1.98	1.99
2022	7,676	15.15	21.19	133,090	—	0.25	1.45	(31.29)	(30.62)
2021	10,582	22.05	30.54	265,263	—	0.25	1.45	22.03	23.49
Rydex VIF S&P 500 Pure Value
2025	34,583	15.46	19.00	611,040	1.23	0.25	1.30	11.18	12.32
2024	35,828	13.90	17.09	568,638	0.01	0.25	1.30	6.15	7.26
2023	36,023	13.09	16.10	537,910	0.01	0.25	1.45	1.83	2.89
2022	39,792	12.85	14.86	585,927	0.01	0.25	1.45	(6.55)	(5.65)
2021	44,842	13.75	15.75	706,320	0.01	0.25	1.45	26.49	28.15
Rydex VIF S&P MidCap 400 Pure Growth
2025	3,707	12.80	21.97	72,528	—	0.25	1.30	2.65	3.78
2024	11,493	12.47	21.17	171,127	—	0.25	1.30	11.24	12.43
2023	11,374	11.20	18.83	152,500	—	0.25	1.45	9.86	11.03
2022	10,976	10.19	16.96	133,344	—	0.25	1.45	(25.84)	(25.09)
2021	11,064	13.74	22.64	183,320	—	0.25	1.45	7.34	8.64
Rydex VIF S&P MidCap 400 Pure Value
2025	9,480	16.51	21.84	182,225	0.13	0.25	1.30	1.63	2.71
2024	10,331	16.24	21.49	197,521	—	0.25	1.30	—	1.11
2023	10,381	16.23	21.49	197,873	—	0.25	1.45	22.45	23.76
2022	10,948	13.25	15.32	171,694	0.01	0.25	1.45	(9.12)	(8.26)
2021	10,852	14.58	16.70	186,870	0.00	0.25	1.45	25.58	27.09
Rydex VIF S&P SmallCap 600 Pure Growth
2025	905	17.44	17.44	15,781	—	1.30	1.30	4.00	4.00
2024	887	12.10	16.77	14,876	—	1.25	1.30	3.65	3.68
2023	2,062	11.67	16.18	32,749	0.00	1.25	1.45	12.52	12.64
2022	1,981	10.36	14.00	28,079	—	0.25	1.45	(32.81)	(32.14)
2021	1,904	15.42	20.63	40,384	—	0.25	1.45	13.97	15.38

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF S&P SmallCap 600 Pure Value
2025	3,349	14.93	14.93	50,029	—	1.30	1.30	2.26	2.26
2024	3,860	11.73	14.60	56,380	—	1.25	1.30	(0.68)	(0.59)
2023	4,305	11.80	14.70	61,875	—	1.25	1.45	16.02	16.03
2022	4,167	10.17	12.67	52,062	—	1.30	1.45	(12.07)	(12.02)
2021	3,814	11.56	12.59	54,090	—	0.25	1.45	37.13	38.81
Rydex VIF Strengthening Dollar 2x Strategy (b)
2025	304	4.07	4.07	1,236	2.79	1.30	1.30	(17.78)	(17.78)
2024	1,061	4.95	4.95	5,279	0.02	1.30	1.30	15.65	15.65
2023	3,423	4.28	5.71	14,640	0.00	0.25	1.30	(2.95)	(2.06)
2022	6,537	4.41	5.83	30,335	—	0.25	1.30	10.80	11.90
2021	596	3.98	3.98	2,370	—	1.30	1.30	6.42	6.42
Rydex VIF Technology
2025	58,320	24.29	44.41	1,964,991	—	0.25	1.30	20.37	21.64
2024	57,144	20.18	33.78	1,590,595	—	1.25	1.30	18.71	18.78
2023	155,855	17.00	28.44	3,301,859	—	1.25	1.45	42.74	42.84
2022	163,987	11.91	19.91	2,383,012	—	1.30	1.45	(38.89)	(38.89)
2021	55,385	19.49	32.58	1,244,708	—	1.30	1.45	15.25	15.39
Rydex VIF Transportation
2025	1,076	15.42	18.51	16,672	—	1.25	1.30	6.99	7.08
2024	1,052	14.40	17.30	15,250	—	1.25	1.30	(2.70)	(2.64)
2023	1,946	14.79	17.78	31,658	—	1.25	1.45	19.25	19.27
2022	1,901	12.40	14.91	25,926	—	1.30	1.45	(37.75)	(37.72)
2021	1,861	19.91	23.95	40,788	—	1.30	1.45	16.91	17.00
Rydex VIF Utilities
2025	7,893	11.18	17.91	101,083	1.48	0.25	1.30	12.14	13.35
2024	7,879	9.97	15.80	88,562	0.01	0.25	1.30	14.86	16.01
2023	8,052	8.68	13.62	78,979	0.02	0.25	1.30	(11.07)	(10.10)
2022	9,602	9.76	15.15	110,627	0.01	0.25	1.30	(3.17)	(2.13)
2021	7,840	10.08	15.48	93,607	0.02	0.25	1.30	9.68	10.81

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Weakening Dollar 2x Strategy (b)
2025	45	2.37	2.37	108	4.93	1.30	1.30	13.94	13.94
2024	45	2.08	2.08	95	0.06	1.30	1.30	(17.13)	(17.13)
2023	45	2.51	2.51	114	0.10	1.30	1.30	(1.18)	(1.18)
2022	45	2.54	2.54	116	—	1.30	1.30	(22.09)	(22.09)
2021	—	3.26	3.26	—	—	1.30	1.30	(17.47)	(17.47)
T. Rowe Price Blue Chip Growth
2025	17,990	34.23	47.99	703,844	—	0.25	1.25	13.49	14.62
2024	31,008	30.16	41.87	1,085,894	—	0.25	1.25	29.50	30.84
2023	27,250	23.29	32.00	758,277	—	0.25	1.45	42.80	44.21
2022	32,316	16.31	22.19	637,897	—	0.25	1.45	(41.20)	(40.60)
2021	86,290	27.74	37.36	2,653,543	—	0.25	1.45	12.22	13.56
T. Rowe Price Equity Income
2025	6,213	16.57	22.56	123,799	1.70	0.25	1.25	9.30	10.43
2024	5,114	15.16	20.43	86,373	0.01	0.25	1.25	6.76	7.87
2023	11,343	14.20	18.94	169,034	0.02	0.25	1.45	4.72	5.81
2022	35,440	13.56	17.90	592,138	0.02	0.25	1.45	(7.57)	(6.67)
2021	31,741	14.67	19.18	592,444	0.01	0.25	1.45	19.76	21.24
T. Rowe Price Health Sciences
2025	9,817	22.83	39.68	248,389	—	0.25	1.25	12.91	14.02
2024	11,539	20.22	34.80	278,704	—	0.25	1.25	(2.84)	(1.83)
2023	11,698	20.81	36.12	290,178	—	0.25	1.45	(1.56)	(0.59)
2022	13,069	21.14	36.34	333,603	—	0.25	1.45	(16.31)	(15.45)
2021	12,637	25.26	42.98	384,258	—	0.25	1.45	7.90	9.22
T. Rowe Price Limited-Term Bond
2025	13,683	7.16	7.73	102,775	5.51	0.25	1.25	1.13	1.98
2024	13,888	7.08	7.58	102,088	0.04	0.25	1.25	0.28	1.34
2023	13,631	7.06	7.48	99,621	0.03	0.25	1.45	0.28	1.36
2022	8,392	7.04	7.38	59,889	0.02	0.25	1.45	(8.69)	(7.75)
2021	8,147	7.71	8.00	63,544	0.01	0.25	1.45	(4.46)	(3.38)

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Templeton Developing Markets VIP Fund
2025	28,172	11.96	24.34	613,679	0.52	0.25	1.45	39.89	41.59
2024	27,881	8.54	17.40	431,069	0.04	0.25	1.45	2.96	4.16
2023	27,369	8.27	16.90	408,602	0.02	0.25	1.45	7.71	9.08
2022	17,382	13.65	15.69	244,945	0.02	0.25	1.45	(25.39)	(24.50)
2021	28,408	18.08	21.03	456,969	0.01	0.25	1.45	(9.86)	(8.73)
Templeton Foreign VIP Fund
2025	18,740	9.64	16.99	224,962	2.42	0.25	1.45	23.58	25.02
2024	17,140	7.79	13.59	167,936	0.03	0.25	1.45	(5.38)	(4.16)
2023	18,364	8.21	14.18	186,950	0.05	0.25	1.45	15.61	16.90
2022	54,229	7.56	12.13	513,445	0.03	0.25	1.45	(11.68)	(10.55)
2021	54,615	8.01	13.56	583,009	0.02	0.25	1.45	(0.37)	0.82
Templeton Global Bond VIP Fund
2025	14,091	5.68	6.56	82,240	—	0.25	1.25	10.94	11.95
2024	14,576	5.12	5.86	76,324	—	0.25	1.25	(15.09)	(14.20)
2023	14,223	6.03	6.83	87,369	—	0.25	1.45	(1.47)	(0.44)
2022	27,002	6.12	6.86	176,396	—	0.25	1.45	(8.79)	(7.92)
2021	28,679	6.71	7.45	204,921	—	0.25	1.45	(9.20)	(8.02)
VanEck VIP Global Gold
2025	30,025	24.28	24.54	735,790	0.31	0.25	1.25	153.51	155.85
2024	5,559	9.49	9.68	52,952	0.01	0.25	1.25	9.63	10.86
2023	1,271	8.83	8.83	11,197	—	1.25	1.45	5.75	5.75
2022	1,236	8.35	8.35	10,290	—	1.45	1.45	(16.92)	(16.92)
2021	1,202	10.05	10.05	12,051	0.04	1.45	1.45	(17.76)	(17.76)
VanEck VIP Global Resources
2025	4,396	6.14	7.47	29,056	3.17	0.25	1.25	30.37	32.04
2024	1,508	4.65	5.73	8,633	0.03	0.25	1.25	(7.13)	(6.25)
2023	1,473	4.96	6.17	9,073	0.05	0.25	1.45	(7.77)	(6.94)
2022	17,489	5.33	6.69	95,111	0.02	0.25	1.45	3.56	4.72
2021	17,874	5.09	6.46	92,866	0.00	0.25	1.45	13.53	14.90

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Balanced
2025	13,368	15.73	17.97	224,982	2.05	0.25	1.65	11.17	12.74
2024	13,127	14.15	15.94	197,417	0.03	0.25	1.65	9.52	11.16
2023	19,469	12.92	14.34	260,722	0.02	0.25	1.85	9.12	10.65
2022	19,190	11.84	12.96	234,385	0.02	0.25	1.85	(18.18)	(17.03)
2021	18,925	14.47	15.62	281,191	0.02	0.25	1.85	13.40	15.19
Vanguard® VIF Capital Growth
2025	6,532	24.52	28.27	165,076	0.91	0.25	1.65	23.09	24.87
2024	5,863	19.92	19.92	116,828	0.01	1.65	1.65	8.20	8.20
2023	4,113	18.41	18.41	75,722	0.01	1.65	1.85	22.16	22.16
2022	2,016	15.07	15.07	30,392	0.01	1.85	1.85	(19.28)	(19.28)
2021	3,798	18.67	18.67	70,943	0.01	1.85	1.85	15.75	15.75
Vanguard® VIF Conservative Allocation
2025	2,991	11.05	12.62	37,767	4.58	0.25	1.65	7.59	9.08
2024	20,054	10.27	11.57	209,853	0.03	0.25	1.65	2.60	4.05
2023	20,201	10.01	11.12	206,260	0.02	0.25	1.85	7.29	8.91
2022	19,643	9.33	10.21	186,269	0.02	0.25	1.85	(18.73)	(17.59)
2021	15,706	11.48	11.48	180,320	0.02	1.85	1.85	0.97	0.97
Vanguard® VIF Diversified Value
2025	50,698	20.83	20.83	1,056,332	1.50	0.25	0.25	13.08	13.08
2024	45,663	16.36	18.42	841,345	0.02	0.25	1.65	9.65	11.23
2023	50,534	14.92	16.56	824,785	0.00	0.25	1.85	14.68	16.29
2022	10,914	13.01	14.24	145,444	0.01	0.25	1.85	(15.52)	(14.32)
2021	9,492	15.40	16.62	148,092	—	0.25	1.85	24.29	26.29
Vanguard® VIF Equity Income
2025	50,343	18.01	20.57	928,668	2.44	0.25	1.65	11.45	13.08
2024	49,738	16.16	18.19	820,723	0.03	0.25	1.65	9.93	11.46
2023	49,091	14.70	16.32	735,331	0.03	0.25	1.85	3.16	4.62
2022	48,458	14.25	15.60	701,678	0.02	0.25	1.85	(5.19)	(3.82)
2021	46,530	15.03	16.22	707,598	0.02	0.25	1.85	19.38	21.32

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Equity Index
2025	109,490	23.69	27.06	2,936,132	1.05	0.25	1.65	12.33	13.94
2024	108,453	21.09	23.75	2,547,644	0.01	0.25	1.65	19.15	20.87
2023	105,323	17.70	19.65	2,050,012	0.01	0.25	1.85	20.33	22.05
2022	48,534	14.71	16.10	767,320	0.01	0.25	1.85	(21.92)	(20.81)
2021	43,966	18.84	20.33	877,885	0.01	0.25	1.85	22.50	24.42
Vanguard® VIF Global Bond Index
2025	1,143	8.01	8.01	9,157	3.03	1.65	1.65	0.88	0.88
2024	1,111	7.94	7.94	8,826	0.03	1.65	1.65	(2.70)	(2.70)
2023	1,080	8.16	8.16	8,814	0.02	1.65	1.85	1.75	1.75
2022	1,051	8.02	8.02	8,429	0.03	1.85	1.85	(17.15)	(17.15)
2021	1,021	9.68	9.68	9,885	0.02	1.85	1.85	(6.47)	(6.47)
Vanguard® VIF Growth
2025	16,228	26.03	29.73	427,353	0.19	0.25	1.65	11.53	13.13
2024	11,610	23.34	23.34	271,003	—	1.65	1.65	27.05	27.05
2023	13,058	18.37	18.37	239,894	0.00	1.65	1.85	33.79	33.79
2022	13,000	13.73	13.73	178,526	—	1.85	1.85	(36.38)	(36.38)
2021	12,940	21.58	21.58	279,307	0.00	1.85	1.85	12.28	12.28
Vanguard® VIF High Yield Bond
2025	10,735	10.45	11.94	119,193	7.43	0.25	1.65	4.19	5.76
2024	14,579	10.03	11.29	152,009	0.05	0.25	1.65	1.62	3.01
2023	17,454	9.87	10.96	180,043	0.05	0.25	1.85	6.59	8.09
2022	16,980	9.26	10.14	163,352	0.05	0.25	1.85	(13.54)	(12.28)
2021	17,217	10.71	11.56	190,749	0.04	0.25	1.85	(1.20)	0.35
Vanguard® VIF International
2025	47,138	16.26	18.57	852,705	0.83	0.25	1.65	14.51	16.14
2024	45,611	14.20	15.99	711,767	0.01	0.25	1.65	4.03	5.47
2023	50,506	13.65	15.16	746,230	0.01	0.25	1.85	9.38	10.98
2022	28,047	12.48	13.66	367,815	0.01	0.25	1.85	(33.26)	(32.31)
2021	28,915	18.70	20.18	560,067	0.00	0.25	1.85	(6.22)	(4.72)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Mid-Cap Index
2025	38,167	16.77	19.15	698,970	1.23	0.25	1.65	6.41	7.95
2024	35,175	15.76	17.74	600,837	0.01	0.25	1.65	9.83	11.36
2023	36,266	14.35	15.93	559,640	0.01	0.25	1.85	10.64	12.18
2022	38,848	12.97	14.20	537,453	0.01	0.25	1.85	(22.52)	(21.42)
2021	40,067	16.74	18.07	709,214	0.01	0.25	1.85	18.47	20.39
Vanguard® VIF Moderate Allocation
2025	138,759	13.26	15.15	2,078,171	2.39	0.25	1.65	10.87	12.47
2024	137,937	11.96	13.47	1,839,040	0.01	0.25	1.65	5.28	6.82
2023	167,272	11.36	12.61	2,091,003	0.02	0.25	1.85	10.29	11.89
2022	108,911	10.30	11.27	1,215,084	0.02	0.25	1.85	(19.72)	(18.63)
2021	102,005	12.83	13.85	1,399,817	0.00	0.25	1.85	4.82	6.54
Vanguard® VIF Real Estate Index
2025	8,735	10.31	11.78	99,639	2.85	0.25	1.65	(1.62)	(0.17)
2024	9,591	10.48	11.80	108,998	0.04	0.25	1.65	—	1.37
2023	8,292	10.48	11.64	92,937	0.02	0.25	1.85	6.61	8.18
2022	5,056	9.83	10.76	51,632	0.01	0.25	1.85	(29.63)	(28.65)
2021	10,088	13.97	15.08	143,170	0.01	0.25	1.85	33.56	35.73
Vanguard® VIF Short Term Investment Grade
2025	98,011	8.09	9.24	864,625	4.69	0.25	1.65	1.89	3.36
2024	103,575	7.94	8.94	877,360	0.03	0.25	1.65	0.13	1.59
2023	77,586	7.93	8.80	660,534	0.01	0.25	1.85	1.28	2.68
2022	45,708	7.83	8.57	371,405	0.03	0.25	1.85	(10.00)	(8.73)
2021	37,674	8.70	9.39	336,499	0.02	0.25	1.85	(5.13)	(3.59)
Vanguard® VIF Small Company Growth (b)
2025	5,046	15.04	17.17	77,714	0.46	0.25	1.65	1.28	2.69
2024	4,923	14.85	16.72	74,691	0.01	0.25	1.65	6.30	7.80
2023	4,806	13.97	15.51	68,423	0.00	0.25	1.85	14.23	15.83
2022	4,698	12.23	13.39	58,415	0.00	0.25	1.85	(28.73)	(27.70)
2021	4,593	17.16	18.52	79,926	0.00	0.25	1.85	8.81	10.57

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Total Bond Market Index
2025	304,969	7.42	8.47	2,528,670	3.57	0.25	1.65	2.06	3.55
2024	303,446	7.27	8.18	2,427,867	0.03	0.25	1.65	(3.32)	(2.04)
2023	319,038	7.52	8.35	2,612,104	0.01	0.25	1.85	0.80	2.20
2022	134,151	7.46	8.17	1,052,635	0.02	0.25	1.85	(17.20)	(15.95)
2021	128,716	9.01	9.72	1,207,992	0.02	0.25	1.85	(6.34)	(4.89)
Vanguard® VIF Total International Stock Market Index
2025	21,138	12.77	14.06	285,509	2.89	0.25	1.65	26.06	27.82
2024	22,332	10.13	11.00	236,732	0.03	0.25	1.65	0.30	1.66
2023	18,161	10.10	10.82	189,365	0.02	0.25	1.85	10.26	11.89
2022	11,678	9.16	9.67	107,993	0.03	0.25	1.85	(19.86)	(18.74)
2021	12,808	11.43	11.90	147,460	0.02	0.25	1.85	3.44	5.12
Vanguard® VIF Total Stock Market Index
2025	96,582	22.53	25.72	2,410,353	1.16	0.25	1.65	11.65	13.15
2024	90,112	20.18	22.73	1,989,465	0.01	0.25	1.65	18.01	19.76
2023	90,002	17.10	18.98	1,661,795	0.01	0.25	1.85	20.25	21.98
2022	33,908	14.22	15.56	493,434	0.01	0.25	1.85	(23.22)	(22.16)
2021	37,353	18.52	19.99	700,754	0.01	0.25	1.85	19.64	21.59
Victory Pioneer Bond VCT Portfolio (a)
2025	21,610	8.02	8.02	173,267	4.28	1.25	1.25	4.29	4.29
2024	21,418	7.69	7.69	164,574	0.04	1.25	1.25	(1.28)	(1.28)
2023	21,057	7.79	8.48	163,895	0.04	0.25	1.45	2.23	3.29
2022	40,755	7.62	8.21	322,248	0.02	0.25	1.45	(17.98)	(17.24)
2021	41,151	9.29	9.92	395,225	0.02	0.25	1.45	(4.13)	(2.94)

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Victory Pioneer Equity Income VCT Portfolio (a)
2025	985	16.92	16.92	16,662	1.98	1.25	1.25	6.48	6.48
2024	957	15.89	15.89	15,212	0.02	1.25	1.25	6.36	6.36
2023	931	14.94	14.94	13,910	0.02	1.25	1.45	2.75	2.75
2022	905	14.54	14.54	13,169	0.02	1.45	1.45	(11.77)	(11.77)
2021	880	16.48	16.48	14,514	0.01	1.45	1.45	19.85	19.85
Victory Pioneer Strategic Income VCT Portfolio (a)
2025	9,797	8.55	8.55	83,786	4.40	1.25	1.25	6.21	6.21
2024	9,691	8.05	8.05	78,014	0.04	1.25	1.25	(0.37)	(0.37)
2023	10,632	8.08	8.08	85,953	0.04	1.25	1.45	3.46	3.46
2022	10,701	7.81	7.81	83,541	0.03	1.45	1.45	(16.47)	(16.47)
2021	15,743	9.35	9.35	147,139	0.03	1.45	1.45	(2.71)	(2.71)
Virtus Duff & Phelps Real Estate Securities Series
2025	1,313	12.83	12.83	16,860	2.68	1.25	1.25	(3.46)	(3.46)
2024	1,277	13.29	14.48	16,984	0.02	0.25	1.25	6.24	7.34
2023	1,245	12.51	13.49	15,578	0.02	0.25	1.45	6.47	7.49
2022	5,658	11.75	12.55	70,006	0.01	0.25	1.45	(29.17)	(28.41)
2021	5,820	16.59	17.53	100,899	0.01	0.25	1.45	40.12	41.71
Virtus KAR Small-Cap Growth Series
2025	7,942	20.39	22.99	170,141	—	0.25	1.25	(25.85)	(25.11)
2024	9,608	27.50	30.70	272,629	—	0.25	1.25	5.16	6.23
2023	11,667	26.15	28.90	311,687	—	0.25	1.45	14.74	15.88
2022	11,558	22.79	24.94	268,510	—	0.25	1.45	(33.23)	(32.54)
2021	25,408	34.13	36.97	879,849	—	0.25	1.45	0.41	1.62

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Virtus Newfleet Multi-Sector Intermediate Bond Series
2025	—	9.03	9.97	—	—	0.25	1.25	3.08	4.18
2024	—	8.76	8.76	—	0.01	1.25	1.25	1.51	1.51
2023	1,076	8.63	8.63	9,314	0.05	1.25	1.45	4.10	4.10
2022	1,046	8.29	8.29	8,695	0.01	1.45	1.45	(13.28)	(13.28)
2021	6,417	9.56	9.56	61,347	0.03	1.45	1.45	(3.34)	(3.34)
Virtus SGA International Growth Series
2025	6,515	8.49	8.49	55,302	0.18	0.25	0.25	5.73	5.73
2024	6,495	8.03	8.03	52,130	—	0.25	0.25	(8.65)	(8.65)
2023	6,493	8.79	8.79	57,031	0.00	0.25	0.25	14.30	14.30
2022	25,077	7.69	7.69	192,874	—	0.25	0.25	(21.21)	(21.21)
2021	26,748	9.76	9.76	261,079	—	0.25	0.25	4.83	4.83
Voya MidCap Opportunities Portfolio
2025	3,653	18.76	18.76	68,517	—	1.25	1.25	(0.79)	(0.79)
2024	3,564	18.91	18.91	67,401	—	1.25	1.25	10.39	10.39
2023	3,477	17.13	17.13	59,558	—	1.25	1.45	18.22	18.22
2022	3,392	14.49	14.49	49,144	—	1.45	1.45	(28.48)	(28.48)
2021	3,310	20.26	20.26	67,072	—	1.45	1.45	6.74	6.74
VY CBRE Global Real Estate Portfolio
2025	1,147	9.04	10.43	11,743	2.41	0.25	1.25	1.92	2.96
2024	1,127	8.87	10.13	11,227	0.02	0.25	1.25	(4.21)	(3.25)
2023	2,653	9.26	10.47	25,732	0.02	0.25	1.45	7.42	8.61
2022	2,592	8.62	9.64	23,316	0.03	0.25	1.45	(28.35)	(27.63)
2021	2,748	12.03	13.32	34,541	0.03	0.25	1.45	28.12	29.57
VY CBRE Real Estate Portfolio
2025	1,873	13.38	13.38	25,072	2.52	0.25	0.25	(3.32)	(3.32)
2024	1,819	13.84	13.84	25,176	0.02	0.25	0.25	0.80	0.80
2023	1,768	13.73	13.73	24,280	0.02	0.25	0.25	10.28	10.28
2022	1,720	12.45	12.45	21,422	0.01	0.25	0.25	(29.58)	(29.58)
2021	1,673	17.68	17.68	29,575	0.02	0.25	0.25	46.97	46.97

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 2.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

PART C
OTHER INFORMATION
Item 27. Exhibits
Exhibit Number	Description	Location
(a)	Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed May 28, 2002)
(b)	Form of Custody Agreements	Not Applicable
(c)(1)	Distribution Agreement	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 28, 2017).
(c)(2)	Marketing Organization Agreement	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-118136 (filed August 12, 2004)
(c)(2)(i)	Amendment to Marketing Organization Agreement – Anti-Money Laundering Requirement	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).
(c)(2)(ii)	Amendment to Marketing Organization Agreement – Supervisory Fee	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).
(c)(3)	EliteDesigns Commission Schedule	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).
(c)(4)	EliteDesigns II Commission Schedule	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2015)
(c)(5)	Third Party Sales Agreement	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2006)
(d)(1)	Individual Contract (Form FSB 242 01-07)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).
(d)(2)	Individual Contract – Unisex (Form FSB 242 01-07U)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).
(d)(3)	Credit Enhancement Rider (Form FSB222 7-02)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed July 19, 2002)
(d)(4)	Return of Premium Death Benefit Rider (Form FSB244 1-07)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).
(d)(5)	TSA Endorsement (Form FSB202 R2-97)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-83240 (filed April 30, 1998)
(d)(6)	IRA Endorsement (Form FSB203 5-04)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-118136 (filed August 12, 2004)
(d)(7)	Roth IRA Endorsement (Form FSB206 5-04)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-118136 (filed August 12, 2004)
(d)(8)	Form of Individual Contract (Form FSB 254 5-13)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013)
(d)(9)	Form of Individual Contract – Unisex (Form FSB 254 5-13U)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013)
(e)(1)	EliteDesigns Individual Application (Form FSB 243 8-13)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2015)
(e)(2)	EliteDesigns Application Supplement (Form FSB 243 SUPP A 2-11)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 15, 2011).
(e)(3)	EliteDesigns Application Supplement (Form FSB 243 SUPP B 2-11)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 15, 2011).
(e)(4)	EliteDesigns II Form of Individual Application (Form FSB 255 (5-13)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013)
(e)(5)	EliteDesigns II Form of Application Supplement Form FSB 255 SUPP A (5-13)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013)
(e)(6)	EliteDesigns II Form of Application Supplement Form FSB 255 SUPP B (5-13)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013)
1

Exhibit Number	Description	Location
f(1)	Declaration and Certificate of Incorporation of First Security Benefit Life Insurance and Annuity Company of New York	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2016)
f(2)	Bylaws of First Security Benefit Life Insurance and Annuity Company of New York	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2015)
(g)	Reinsurance Contracts	Not Applicable
(h)(1)	Participation Agreement – AIM (Invesco)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013)
(h)(2)	Participation Agreement – AllianceBernstein	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2022)
(h)(3)	Participation Agreement – ALPS (Morningstar)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2018)
(h)(4)	Participation Agreement – American Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2014)
(h)(5)	Participation Agreement – BlackRock	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2022)
(h)(6)	Participation Agreement – DFA Investment Dimensions Group Inc. (Dimensional)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2022)
(h)(7)	Participation Agreement – Dreyfus	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013)
(h)(8)	Participation Agreement – DWS	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 15, 2011).
(h)(9)	Participation Agreement – Eaton Vance	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2025)
(h)(10)	Participation Agreement – Federated	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed December 28, 2012)
(h)(11)	Participation Agreement – Fidelity	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2022)
(h)(12)	Participation Agreement – Franklin/Templeton	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2022)
(h)(13)	Participation Agreement – Fred Alger	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2024)
(h)(14)	Participation Agreement – Goldman Sachs	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013)
(h)(15)	Participation Agreement – ING (Voya)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2024)
(h)(16)	Participation Agreement – Ivy (Macquarie)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2022)
(h)(17)	Participation Agreement – Janus Aspen Series	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2022)
(h)(18)	Participation Agreement – Legg Mason (Western Asset)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 28, 2017).
(h)(19)	Participation Agreement – Lincoln	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2024)
(h)(20)	Participation Agreement – Lord Abbett	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2022)
(h)(21)	Participation Agreement – MFS	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2022)
(h)(22)	Participation Agreement – Morgan Stanley	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2025)
(h)(23)	Participation Agreement – Neuberger Berman	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2022)
(h)(24)	Participation Agreement – New Age Alpha – Variable Trust	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2025)
2

Exhibit Number	Description	Location
(h)(25)	Participation Agreement – Northern Lights (Donoghue Forlines Dividend)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2022)
(h)(26)	Participation Agreement – Northern Lights (Donoghue Forlines Momentum)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2022)
(h)(27)	Participation Agreement – Northern Lights (TOPS)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2016)
(h)(28)	Participation Agreement – PIMCO	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2020)
(h)(29)	Participation Agreement – Pioneer (Victory Pioneer)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2024)
(h)(30)	Participation Agreement – Putnam	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2024)
(h)(31)	Participation Agreement – Rydex	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2020)
(h)(32)	Participation Agreement – SBL Fund (Guggenheim)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2014)
(h)(33)	Participation Agreement – T. Rowe Price	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2022)
(h)(34)	Participation Agreement – Third Avenue	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 15, 2011).
(h)(35)	Participation Agreement – Van Eck	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2014)
(h)(36)	Participation Agreement – Vanguard	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2016)
(h)(37)	Participation Agreement – Virtus	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2022)
(h)(38)	Participation Agreement – Wells Fargo (Allspring)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2024)
(h)(39)	Information Sharing Agreement – AIM (Invesco)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(40)	Information Sharing Agreement – ALPS (Morningstar)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013)
(h)(41)	Information Sharing Agreement – American Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2014)
(h)(42)	Information Sharing Agreement – Dreyfus	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(43)	Information Sharing Agreement – Fidelity	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007)
(h)(44)	Information Sharing Agreement – Franklin/ Templeton	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2022)
(h)(45)	Information Sharing Agreement – ING (Voya)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013)
(h)(46)	Information Sharing Agreement – Ivy	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013)
(h)(47)	Information Sharing Agreement – Janus	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 27, 2007)
(h)(48)	Information Sharing Agreement – Legg Mason (Western Asset)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2009)
(h)(49)	Information Sharing Agreement – MFS	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(50)	Information Sharing Agreement – Neuberger Berman	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(51)	Information Sharing Agreement – PIMCO	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
3

Exhibit Number	Description	Location
(h)(52)	Information Sharing Agreement – Putnam	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013)
(h)(53)	Information Sharing Agreement – Rydex	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(54)	Information Sharing Agreement – SBL Fund (Guggenheim)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007)
(h)(55)	Information Sharing Agreement – T. Rowe Price	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007)
(h)(56)	Information Sharing Agreement – Van Eck	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013)
(h)(57)	Information Sharing Agreement – Wells Fargo	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007)
(i)	Administrative Contracts	Not Applicable
(j)	Other Material Contracts	Not Applicable
(k)	Opinion of Counsel	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2015)
(l)	Consent of Independent Registered Public Accounting Firm	Filed herewith
(m)	Omitted Financial Statements	Not Applicable
(n)	Initial Capital Agreements	Not Applicable
(o)	Powers of Attorney of Brian J. Beckett, Stephen A. Crane, Wayne S. Diviney, Rui Guo, John F. Guyot, Stephen R. Herbert, Katherine P. White, Joseph W. Wittrock, and Douglas G. Wolff	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2025)
(p)	Letter Regarding Change in Certifying Accountant	Not Applicable
(q)	Historical Current Limits on Index Gains	Not Applicable
Item 28.
Directors and Officers of the Insurance Company
The directors and principal officers of First Security Benefit Life Insurance and Annuity Company of New York are set forth below.
Name and Principal Business Address	Positions and Offices with Insurance Company
Douglas G. Wolff*	Chief Executive Officer and Director
Brian J. Beckett*	Senior Vice President, Chief Financial Officer and Director
Rui Guo*	Senior Vice President, Chief Actuary, Chief Product Officer, and Director
John F. Guyot*	Senior Vice President, Chief Legal Officer, and Director
Joseph W. Wittrock*	Senior Vice President, Chief Investment Officer, and Director
Stephen A. Crane 480 Park Avenue New York, NY 10022-1613	Director
Wayne S. Diviney 13716 Balmoral Greens Avenue Clifton, VA 20124-2800	Director
Stephen R. Herbert 1100 Summer Street, 4th Floor Stamford, CT 06905	Director
Katherine P. White 1035 5th Avenue, Apt. 14D New York, NY 10028-0135	Director
David G. Byrnes*	Senior Vice President, Chief Distribution Officer
Justin F. Carroll*	Senior Vice President, General Counsel, and Secretary
4

Name and Principal Business Address	Positions and Offices with Insurance Company
Lisa J. Flanary*	Senior Vice President, Chief Growth Officer
Sean O’Donoghue*	Senior Vice President, Chief Digital and Technology Officer
Richard J. Wells	Senior Vice President, Head of Operations
Matt A. Dinkel	Vice President, Chief Risk Officer
Joseph J. Elmy*	Vice President, Tax Director
Jilliane R. Erlbacher	Vice President, Head of FP&A
Duc X. Ho*	Vice President, Appointed Actuary
Cherie L. Huffman	Vice President, Chief Compliance Officer and Head of Asset Services
James J. Kiley*	Vice President, Distribution
Aaron Prieksat	Vice President, Chief Accounting Officer
Jeanne R. Slusher*	Vice President and Director of Audit
Lisa M. Young*	Vice President and Treasurer
John A. Diebold	Assistant Vice President, Statutory Reporting
Gregory C. Garhart	Assistant Vice President, Associate Chief Compliance Officer and AML Chief Compliance Officer
Michael M. Grimmett	Assistant Vice President, Investment Actuary
Hubert Kirchgaessner	Assistant Vice President, Chief Information Security Officer
Alison J. Pollock*	Second Vice President, Assistant General Counsel and Assistant Secretary
*Located at One Security Benefit Place, Topeka, Kansas 66636-0001.
Item 29.
Persons Controlled by or Under Common Control with the Insurance Company or Registered Separate Account
First Security Benefit Life Insurance and Annuity Company of New York (“FSBL” or “the Company”), is a wholly-owned subsidiary of SBL Holdings, LLC. The Registered Separate Account is a segregated asset account of FSBL. The list of companies controlled by or under common control with SBL Holdings, LLC is set forth below.
Name	Jurisdiction	Percent of Voting Securities Owned
Todd L. Boehly, Individual
100 N. Crescent Holdings LLC	DE	100%	by Mayfair Portfolio Trust, LLC
100 N. Crescent LLC	DE	100%	by 100 N. Cresent Holdings LLC
125 West 57th Street Holdings LLC	DE	85.0%	by CI W57th Street Holdings LLC
125 West 57th Street Mezz 2, LLC	DE	100%	by 125 West 57th Street Holdings LLC
125 West 57th Street Mezz, LLC	DE	100%	by 125 West 57th Street Mezz 2, LLC
125 West 57th Street Property Owner LLC	DE	100%	by 125 West 57th Street Holdings LLC
125 West 57th Street Property Owner LLC	DE	100%	by 125 West 57th Street Sole Member, LLC
125 West 57th Street Sole Member, LLC	DE	100%	by 125 West 57th Street Mezz, LLC
13 FEG Alamo Production, LLC	DE	100%	by 13 FEG Asset Production, LLC
13 FEG Asset Production, LLC	DE	100%	by 13FEG Ops, LLC
13 FEG Columbus Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13 FEG Haunted Holdings, LLC	DE	100%	by 13FEG Ops, LLC
13 FEG Haunted Prison, LLC	IL	100%	by 13 FEG Haunted Holdings, LLC
13 FEG Minneapolis LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13 FEG New Orleans, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13 FEG Touring Events, LLC	DE	100%	by 13FEG Ops, LLC
13FEG Houston Holdings, LLC	TN	100%	by 13 FEG Haunted Holdings, LLC
13FEG Immersive Theater, LLC	CA	100%	by 13 FEG Haunted Holdings, LLC
13FEG IP, LLC	DE	100%	by Thirteenth Floor Entertainment Group, LLC
13FEG Jacksonville Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13FEG LA Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13FEG Ops, LLC	DE	100%	by Thirteenth Floor Entertainment Group, LLC
13th Fl Investor, LLC	DE	100%	by Eldridge Sports and Entertainment GP, LP
13th Floor Denver Holdings, LLC	CO	100%	by 13 FEG Haunted Holdings, LLC
1861 Capital, LLC	KS	100%	by Sherwood Park, Inc.
5

Name	Jurisdiction	Percent of Voting Securities Owned
3030 Chain Bridge Road, LLC	DE	90.0%	by SBT Investors, LLC
333 Fish Tacos NY 1, LLC	NY	100%	by Fish Tacos NY 1, LLC
37-41 Mortimer GP LTD	GBR	100%	by Maslow's Group LLP
37-41 Mortimer LP	GBR	99.99%	by 37-41 Mortimer Unit Trust
37-41 Mortimer Nominee 1 Ltd	GBR	100%	by 37-41 Mortimer GP LTD
37-41 Mortimer Nominee 2 Ltd	GBR	100%	by 37-41 Mortimer GP LTD
37-41 Mortimer Opco Ltd	GBR	100%	by Maslow's Group LLP
37-41 Mortimer Street LLP	GBR	0%	Board rights held by CH Capital A Holdings LLc
37-41 Mortimer Unit Trust	JEY	99.99%	by Maslow's Group LLP
4AIR, LLC	DE	100%	by Lenticular Energy Holdings, LLC
688 Bronx Commissary, LLC	NY	100%	by MPQ 688 Bronx HoldCo, LLC
700 Edgewater Development Mezz, LLC	DE	100%	by CHE Edgewater LLC
700 Edgewater Development Parent, LLC	DE	45.0%	by CHE Edgewater LLC
700 Edgewater Development, LLC	DE	100%	by CHE Edgewater LLC
720 NE Street Holdco LLC	DE	100%	by CHE NE Street LLC
720 NE Street LLC	DE	50.0%	by CHE NE Street LLC
720 NE Street PropCo LLC	DE	100%	by CHE NE Street LLC
9350 Civic Center Drive, LLC	DE	100%	by 9350 Civic Center JV, LLC
9350 Civic Center JV, LLC	DE	50.0%	by SBC Civic Center LLC
A Cigar is Just a Cigar Limited	GBR	100%	by A24 Films LLC
A Cigar is Just a Cigar LLC	DE	100%	by A24 Films LLC
A24 Analytics LLC	DE	100%	by A24 Films LLC
A24 CLT LLC	GBR	100%	by A24 Films LLC
A24 Commerce St LLC	DE	100%	by A24 Films LLC
A24 Distribution, LLC	DE	100%	by A24 Films LLC
A24 Films, LLC	DE	32.1%	by Valence A24, LLC
A24 International LLC	DE	100%	by A24 Films LLC
A24 Investments LLC	DE	100%	by A24 Films LLC
A24 Investor, LLC	DE	100%	by Eldridge Sports and Entertainment GP, LP
A24 Merch LLC	DE	100%	by A24 Films LLC
A24 Music LLC	DE	100%	by A24 Films LLC
A24 Publishing LLC	DE	100%	by A24 Films LLC
A24 Services, LLC	DE	100%	by A24 Films LLC
A24 Studios Limited	GBR	100%	by A24 Films LLC
A24 Studios LLC	DE	100%	by A24 Films LLC
A24 Sunset LLC	DE	100%	by A24 Films LLC
A24 TV Inc.	DE	100%	by After The Fact LLC
A24 TV LLC	DE	100%	by A24 Films LLC
A24 Ventures LLC	DE	100%	by A24 Films LLC
ABM JG Greenwich, LLC	DE	100%	by Aurify Brands Management, LLC
Acre Capital Advisors, LLC	DE	100%	by Eldridge Acre Partners, LP
ACZ Investments LP	DE	0%	Mgmt. by Eldridge CH GP LLC
ACZ PB Holdings, LLC	DE	100%	by ACZ Investments LP
ACZ Students LLC	DE	100%	by ACZ Investments LP
Adore Matchmaking LLC	DE	100%	by After The Fact LLC
Adore Rights LLC	DE	100%	by A24 Films LLC
Adult Braces LLC	DE	100%	by A24 Films LLC
Adult Braces Rights LLC	DE	100%	by A24 Films LLC
AECOM Capital Real Estate Fund II GP, LLC	DE	100%	by Eldridge Acre Partners GP, LLC
Aero Solutions Srl	Italy	100%	by Sirio S.p.A.
After The Fact LLC	DE	100%	by A24 Films LLC
AG JapanResorts Management K.K.	Japan	100%	by AP Hakone Pte. Limited
Air Eldridge LLC	DE	100%	by Eldridge Corporate Services, LLC
6

Name	Jurisdiction	Percent of Voting Securities Owned
Aircraft Hangar Services LLC	DE	100%	by Air Eldridge LLC
Allbright Collective Limited	GBR	100%	by EW InvestCo Limited
AltAlpha Vintage, L.P.	DE	0%	Mgmt. by CAIS AltAlpha Vintage LLC
Altar Pictures LLC	DE	100%	by A24 Films LLC
Altar Productions MB Inc.	CAN	99.0%	by Altar Pictures LLC
Aman Group S.a.r.l.	Switzerland	100%	by Mana OpCo Limited
Aman Miami Hotel LLC	DE	100%	by Aman North America
Aman Miami Residences LLC	DE	100%	by Aman North America
Aman New York Hotel LLC	DE	100%	by Aman North America
Aman New York Residences LLC	DE	100%	by Aman North America
Aman North America	DE	100%	by Aman Group S.a.r.l.
Aman Property Corp	DE	100%	by Aman North America
Amanresorts International Pte Ltd	Singapore	100%	by Aman Group S.a.r.l.
Amanresorts Management B.V.	Netherlands	100%	by Aman Group S.a.r.l.
Amicross Ltd	Cyprus	35.0%	by Amrit Venture Limited
Amrit Investment Limited	UAE	100%	by Mana Holdco Limited
Amrit Venture Limited	UAE	100%	by Amrit Investment Limited
AOG, LLC	OH	100%	by Fairgrave Omlie, LLC
AP Hakone Pte. Limited	Singapore	100%	by Mana Holdco Limited
Apocalypse Events LLC	CO	100%	by 13 FEG Touring Events, LLC
APQ 1131 Madison Avenue NY, LLC	DE	100%	by LPQ USA, LLC
APQ 1399 Madison NY, LLC	DE	100%	by LPQ USA, LLC
APQ 1592 First Avenue NY, LLC	DE	100%	by LPQ USA, LLC
APQ 17th Street DC, LLC	DE	100%	by LPQ USA, LLC
APQ 33 Bakery Annex NY, LLC	DE	100%	by LPQ USA, LLC
APQ 33 Street Bakery NY, LLC	DE	100%	by LPQ USA, LLC
APQ 85 Broad NY, LLC	DE	100%	by LPQ USA, LLC
APQ 8th and Walnut PA, LLC	DE	100%	by LPQ USA, LLC
APQ Americana CA, LLC	DE	100%	by LPQ USA, LLC
APQ Beverly Hills CA, LLC	DE	100%	by LPQ USA, LLC
APQ Blaine Mansion DC, LLC	DE	100%	by LPQ USA, LLC
APQ Bleecker NY, LLC	DE	100%	by LPQ USA, LLC
APQ Bryant Park Kiosk NY, LLC	DE	100%	by LPQ USA, LLC
APQ Bryant Park NY, LLC	DE	100%	by LPQ USA, LLC
APQ Capitol Hill DC, LLC	DE	100%	by LPQ USA, LLC
APQ Carnegie Hill NY, LLC	DE	100%	by LPQ USA, LLC
APQ Carroll Square DC, LLC	DE	100%	by LPQ USA, LLC
APQ Claremont CA, LLC	DE	100%	by LPQ USA, LLC
APQ Coconut Grove FL, LLC	DE	100%	by LPQ USA, LLC
APQ E65 NY, LLC	DE	100%	by LPQ USA, LLC
APQ Encino Bakery CA, LLC	DE	100%	by LPQ USA, LLC
APQ First Avenue NY, LLC	DE	100%	by LPQ USA, LLC
APQ Florence Bakery Annex CA, LLC	DE	100%	by LPQ USA, LLC
APQ Garden City NY, LLC	DE	100%	by LPQ USA, LLC
APQ Grand Central West NY, LLC	DE	100%	by LPQ USA, LLC
APQ Greenwich CT, LLC	DE	100%	by LPQ USA, LLC
APQ Larchmont CA, LLC	DE	100%	by LPQ USA, LLC
APQ Lincoln Square NY, LLC	DE	100%	by LPQ USA, LLC
APQ Manhattan Beach CA, LLC	DE	100%	by LPQ USA, LLC
APQ Merrifield VA, LLC	DE	100%	by LPQ USA, LLC
APQ Mineral Springs NY, LLC	DE	100%	by LPQ USA, LLC
APQ New Canaan CT, LLC	DE	100%	by LPQ USA, LLC
APQ Rye NY, LLC	DE	100%	by LPQ USA, LLC
7

Name	Jurisdiction	Percent of Voting Securities Owned
APQ Sailboat Pond NY, LLC	DE	100%	by LPQ USA, LLC
APQ South End Avenue NY, LLC	DE	100%	by LPQ USA, LLC
APQ South Gayley CA, LLC	DE	100%	by LPQ USA, LLC
APQ Studio City CA, LLC	DE	100%	by LPQ USA, LLC
APQ Tribeca NY, LLC	DE	100%	by LPQ USA, LLC
APQ Tuxedo Bakery MD, LLC	DE	100%	by LPQ USA, LLC
APQ Verdi Park NY, LLC	DE	100%	by LPQ USA, LLC
APQ Villa Marina CA, LLC	DE	100%	by LPQ USA, LLC
APQ Westlake CA, LLC	DE	100%	by LPQ USA, LLC
APQ Westport CT, LLC	DE	100%	by LPQ USA, LLC
APQ Wildwood MD, LLC	DE	100%	by LPQ USA, LLC
Arch Portfolio Trust, LLC	DE	100%	by EPH, LLC
Armstrong Portfolio Trust, LLC	DE	100%	by EPH, LLC
Arstar Productions, LLC	CA	100%	by Keshet/dcp LLC
Asbury Boss, LLC	DE	100%	by Eldridge IP Holdings LLC
Asian Perspective Media, LLC	DE	85.0%	by Valence APM, LLC
Associated Aircraft Group, LLC	DE	100%	by Flexjet Vertical Lift, LLC
Asylum Holdings, LLC	CO	100%	by 13 FEG Haunted Holdings, LLC
Async Pictures Inc.	CAN	100%	by Backrooms Rights LLC
Atlas Funding, LLC	DE	100%	by Lenox Portfolio Trust, LLC
Atlas FundingCo GP LLC	DE	100%	by Eldridge Industries, LLC
Atlas HI GP LLC	DE	100%	by CI AM LP
Atlas IntermediateCo LLC	DE	100%	by Atlas Venture Holdings LP
Atlas MezzCo GP LLC	DE	100%	by Eldridge Industries, LLC
Atlas Venture Holdings LP	DE	50.0%	by ACZ Investments LP
Atlas Venture Investment CIP LP	DE	50.0%	by CI AM LP
Atlas Venture Investment LP	DE	100%	by Atlas Venture Holdings LP
Auburndale, LLC	KS	100%	by Sherwood Park, Inc.
Augusta Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Auld Fella UK Limited	GBR	100%	by MRC II Holdings, LP
Auld Fella, LLC	CA	100%	by MRC II Holdings, LP
Aurify Brands Holdings, LLC	NY	100%	by Aurify Brands, LLC
Aurify Brands Management, LLC	DE	100%	by Aurify Brands, LLC
Aurify Brands, LLC	NY	89.98%	by Eldridge Convive Holdings, LLC
Aurify Fish Tacos Holdings LLC	NY	100%	by Aurify Brands Holdings, LLC
Ausenco Bidco, LLC	DE	100%	by Ausenco Holdings, LLC
Ausenco Funding, LLC	DE	100%	by Eldridge Industries, LLC
Ausenco Holdings, LLC	DE	100%	by Ausenco Funding, LLC
Ausenco Investors, LLC	DE	50.0%	by Eldridge Ausenco Holdings, LLC
Avon Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
B.L. Bluepro Holdings Ltd	Cyprus	100%	by Devenetco Ltd
Backrooms Rights LLC	DE	100%	by A24 Films LLC
Baia Waterviews LLC	DE	100%	by CHE Edgewater LLC
Baldwin Portfolio Trust, LLC	DE	100%	by EPH, LLC
Ballinshire Asset Holdings, LLC	DE	100%	by Ballinshire Capital Funding Trust
Ballinshire Asset Holdings, LLC	DE	100%	by EPH Holdings, LLC
Ballinshire Capital Funding Trust	DE	100%	by EPH Holdings, LLC
Ballinshire FA Holdings, LLC	NJ	100%	by Ballinshire Capital Funding Trust
Bambino Films LLC	DE	100%	by MRC II Holdings, LP
Bambino Films UK Limited	GBR	100%	by MRC II Holdings, LP
Banner Creek Bridge, LLC	KS	100%	by Sherwood Park, Inc.
BBMA Holdings I, LLC	DE	100%	by DCP Holdings DE, LLC
BBMA Holdings, LLC	DE	100%	by DCP Rights, LLC
8

Name	Jurisdiction	Percent of Voting Securities Owned
BBMA Parent, LLC	DE	100%	by CP Investment Holdings, LLC
BCAP AMZ POZ 2 sp. z o.o	LUX	100%	by Blackbrook Property Holdings SARL
BCAP DF 1 Aps	LUX	100%	by BCAP DF 1 Holdings ApS
BCAP DF 1 Holdings ApS	LUX	100%	by Blackbrook Property Holdings SARL
BCAP DF 6 ApS	LUX	100%	by BCAP DF 1 Holdings ApS
BCAP EK SBRY 3 Ltd	LUX	100%	by Blackbrook Property Holdings SARL
BCAP ERFURT 2 SARL	LUX	100%	by BCAP GE Holdings 3 SARL
BCAP ERFURT SARL	LUX	100%	by BCAP GE Holdings 2 SARL
BCAP EROS 5 SLU	LUX	100%	by Fental Investments SLU
BCAP FW 12 Holdings Ltd	LUX	100%	by Blackbrook Property Holdings SARL
BCAP FW 12 Ltd	LUX	100%	by BCAP FW 12 Holdings Ltd
BCAP GE Holdings 2 SARL	LUX	100%	by Blackbrook Property Holdings SARL
BCAP GE Holdings 3 SARL	LUX	100%	by Blackbrook Property Holdings SARL
BCAP GE Holdings SARL	LUX	100%	by Blackbrook Property Holdings SARL
BCAP GX 11 Holdings Ltd	LUX	100%	by Blackbrook Property Holdings SARL
BCAP GX Ltd	LUX	100%	by BCAP GX 11 Holdings Ltd
BCAP ILLE 9 Holdings S.L.	LUX	100%	by Blackbrook Property Holdings SARL
BCAP Illescas9 Property S.L.	LUX	95.0%	by BCAP ILLE 9 Holdings S.L.
BCAP Ketsch SARL	LUX	100%	by BCAP GE Holdings SARL
BCAP NL Holdings SARL	LUX	100%	by Blackbrook Property Holdings SARL
BCAP RD 13 Holdings Ltd	LUX	100%	by Blackbrook Property Holdings SARL
BCAP RD 13 Ltd	LUX	100%	by BCAP RD 13 Holdings Ltd
BCAP Sens GP SARL	LUX	100%	by Blackbrook Capital (Europe) SARL
BCAP Sens SAS	LUX	100%	by BCAP Sens SCSP
BCAP Sens SCSP	LUX	0%	Mgmt. by BCAP Sens GP SARL
BCAP Sens SCSP	LUX	99.0%	by Blackbrook Property Trading SARL
BCAP SG 7 Holdings Ltd	LUX	100%	by Blackbrook Property Holdings SARL
BCAP SG 7 Ltd	LUX	100%	by BCAP SG 7 Holdings Ltd
BCAP TAP 10 Holdings Sp.zo.o	LUX	100%	by Blackbrook Property Holdings SARL
BCAP TAP 10 Sp.zo.o	LUX	95.0%	by BCAP TAP 10 Holdings Sp.zo.o
BCAP VM 8 SARL	LUX	100%	by BCAP NL Holdings SARL
BCM 625 Broadway Holdco LLC	DE	93.0%	by CI San Diego Holdings LLC
BCM 625 Broadway LLC	DE	100%	by BCM 625 Broadway Mezz, LLC
BCM 625 Broadway Mezz, LLC	DE	100%	by BCM 625 Broadway Holdco LLC
Beach Hotel Associates LLC	DE	100%	by EC 17th Street MezzCo LLC
Bear Season Productions Inc.	CAN	100%	by A24 Films LLC
Bedford Portfolio Trust, LLC	DE	100%	by EPH, LLC
Beef LLC	DE	100%	by A24 Films LLC
Bellwether Alternative Income Access Fund LLC	DE	100%	by Capital Integration Systems LLC
Bellwether Global Real Estate & Infrastructure Access Fund LLC	DE	100%	by Capital Integration Systems LLC
Bend & Snap LLC	DE	100%	by A24 Films LLC
Benedict White, LLC	CA	100%	by MRC II Holdings, LP
Bentley Park, LLC	DE	100%	by Security Benefit Life Insurance Company
BF Dining Limited	GBR	100%	by Brava Hospitality Group Limited
BH Luxury Residences, LLC	DE	100%	by BHLR Intermediate Co, LLC
BHLR Intermediate Co, LLC	DE	100%	by BHLR Investco, LLC
BHLR Investco, LLC	DE	65.0%	by OBH HoldCo LLC
Big Springs, LLC	KS	100%	by Dayton Funding, LLC
Bilbao Asset Holdings, LLC	DE	100%	by Bilbao Capital, LLC
Bilbao Capital, LLC	DE	100%	by SBT Investors, LLC
Bilbao-KCI, LLC	DE	90.0%	by Bilbao Capital, LLC
Billboard IP Holdings LLC	DE	50.0%	by Billboard Media, LLC
9

Name	Jurisdiction	Percent of Voting Securities Owned
Billboard IP Holdings, LLC	DE	50.0%	by BBMA Holdings, LLC
Billboard Media, LLC	DE	100%	by PME Music, LLC
Binney Park Capital, LLC	DE	0%	Mgmt. by Panagram Structured Asset Management, LLC
Birdie 3 Limited	GBR	100%	by Eagle 2 Limited
Blackbrook Capital (Europe) Carry LP	GBR	0%	Mgmt. by Blackbrook Capital (Europe) GP, LLC
Blackbrook Capital (Europe) GP, LLC	DE	100%	by Eldridge BB Holdings, LLC
Blackbrook Capital (Europe) Limited	GBR	100%	by Blackbrook Capital (Europe) LP
Blackbrook Capital (Europe) LP	GBR	0%	Mgmt. by Blackbrook Capital (Europe) GP, LLC
Blackbrook Capital (Europe) LP	GBR	96.03%	by Eldridge BBLP, LLC
Blackbrook Capital (Europe) SARL	LUX	100%	by Blackbrook Capital (Europe) LP
Blackbrook Property Holdings SARL	LUX	100%	by Blackbrook Capital (Europe) SARL
Blackbrook Property Trading SARL	LUX	100%	by Blackbrook Capital (Europe) SARL
BlackRock Impact Opportunities (CAIS), L.P.	DE	0%	Mgmt. by CAIS BlackRock Impact Opportunities GP LLC
Blue Cat Productions, LLC	DE	100%	by MRC II Holdings, LP
Bluefin Tuna LLC	LA	100%	by A24 Films LLC
Bluefin Tuna Rights LLC	DE	100%	by A24 Films LLC
Bombshow Productions, LLC	CA	100%	by Keshet/dcp LLC
Brava Hospitality Group Limited	GBR	90.00%	by Cain PE (UK) Limited
Brewskee Limited	GBR	100%	by Competitive Socialising Limited
Bridge Road Southall 2 Limited	GBR	100%	by Bridge Road Southall Limited
Bridge Road Southall Limited	GBR	100%	by HoneyMonster HoldCo 2 Limited
Bridge Road Southall NewCo Limited	GBR	100%	by Bridge Road Southall Limited
Brief Recess LLC	DE	100%	by A24 Films LLC
Brightside CDN Productions Inc.	CAN	100%	by MRC II Holdings, LP
Brightside Productions LLC	CA	100%	by MRC II Holdings, LP
Brightside Productions LLC	NJ	100%	by MRC II Holdings, LP
Bronx to Brooklyn LLC	DE	100%	by A24 Films LLC
Brook Creek Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Brooks Portfolio Trust, LLC	DE	100%	by EPH, LLC
Brookville Industries, LLC	KS	100%	by Dayton Funding, LLC
Bruce Park Portfolio Trust, LLC	DE	100%	by EPH, LLC
Buda Hills JV B.V.	Netherlands	90.0%	by CIEF1 UK Holdings Limited
Businesswoman Special LLC	DE	100%	by A24 Films LLC
Businesswoman Special Productions Inc.	CAN	100%	by BWS Rights LLC
BWS Rights LLC	DE	100%	by A24 Films LLC
Caboletix Lda	LUX	50.0%	by Simpatica Decisao Unipessoal Lda.
Caboletix Lda	LUX	50.0%	by Simples Rotina Unipessoal Lda.
Caesars Request LLC	DE	100%	by A24 Films LLC
Cain Development GP LLC	DE	100%	by Cain International II LP
Cain Development LP	DE	100%	by Cain International II LP
Cain FinCo LLC	DE	100%	by Cain International LP
Cain Global Real Estate Fund 1 LP	DE	31.77%	by Cain RE LLC
Cain Hoy Finance Limited	GBR	100%	by Cain PE LLC
Cain Hoy UK Holdings Limited	MLT	100%	by CHE UK Holdings LP
Cain Hoy US LLC	DE	100%	by Cain International LP
Cain International Advisers Ltd	GBR	100%	by CI UK Master Holdings Limited
Cain International Agent Ltd	GBR	100%	by CI AM LP
Cain International European Real Estate Opportunity Fund I GP Limited	GBR	100%	by CI AM LP
Cain International European Real Estate Opportunity Fund I GP Limited	JEY	100%	by CI AM LP
10

Name	Jurisdiction	Percent of Voting Securities Owned
Cain International European Real Estate Opportunity Fund I LP	GBR	0%	Mgmt. by Cain International European Real Estate Opportunity Fund I GP Limited
Cain International European Real Estate Opportunity Fund I LP	JEY	0%	Mgmt. by Cain International European Real Estate Opportunity Fund I GP Limited
Cain International II LP	DE	0%	Mgmt. by Eldridge CH GP LLC
Cain International LP	DE	0%	Mgmt. by Eldridge CH GP LLC
Cain International Management Ltd	GBR	100%	by CI AM LP
Cain International UK Services Ltd	GBR	100%	by CI UK Master Holdings Limited
Cain International US Services LP	DE	0%	Mgmt. by CI US Services GP LLC
Cain PE (UK) Limited	GBR	100%	by Cain PE LLC
Cain PE LLC	DE	100%	by Cain International LP
Cain RE LLC	DE	100%	by Cain International LP
Cain Title Holdings LLC	DE	60.0%	by Cain Title Holdings LLC
Cain Title Holdings LLC	DE	100%	by CI AM LP
CAIS 26North Private Equity Fund I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS 26North Private Equity Fund I, L.P.	DE	0%	Mgmt. by CAIS 26North Private Equity Fund I GP LLC
CAIS Access Fund - Asia Fund IV GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Access Fund - Asia Fund IV LP	DE	0%	Mgmt. by CAIS Access Fund - Asia Fund IV GP LLC
CAIS Access Fund - BCRE I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Access Fund - BCRE I LP	DE	0%	Mgmt. by CAIS Access Fund - BCRE I GP LLC
CAIS Access Fund - BCRE II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Access Fund - BCRE II LP	DE	0%	Mgmt. by CAIS Access Fund - BCRE II GP LLC
CAIS Access Fund - MMC 2018 (Offshore) LP	CYM	0%	Mgmt. by CAIS Access Fund - MMC 2018 GP LLC
CAIS Access Fund - MMC 2018 GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Access Fund - MMC 2018 LP	DE	0%	Mgmt. by CAIS Access Fund - MMC 2018 GP LLC
CAIS Adams Street Private Income Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS Alkeon Innovation Private Series II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Alkeon Innovation Private Series II LP	DE	0%	Mgmt. by CAIS Alkeon Innovation Private Series II GP LLC
CAIS AltAlpha Vintage LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo Aligned Alternatives Fund (TE) LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo Aligned Alternatives Offshore Fund Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Apollo Debt Solutions BDC Offshore Fund Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Apollo HV Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo Hybrid Value Access Fund LP	DE	0%	Mgmt. by CAIS Apollo HV Access Fund GP LLC
CAIS Apollo Infrastructure Opportunities II Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo Infrastructure Opportunities II Access Fund LP	DE	0%	Mgmt. by CAIS Apollo Infrastructure Opportunities II Access Fund GP LLC
CAIS Apollo Investment Fund X GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo Investment Fund X Offshore GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo Investment Fund X Offshore, LP	CYM	0%	Mgmt. by CAIS Apollo Investment Fund X Offshore GP LLC
CAIS Apollo Investment Fund X, LP	DE	0%	Mgmt. by CAIS Apollo Investment Fund X GP LLC
CAIS Apollo S3 Equity & Hybrid Solutions Fund (TE) GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo S3 Equity & Hybrid Solutions Fund (TE), L.P.	DE	0%	Mgmt. by CAIS Apollo S3 Equity & Hybrid Solutions Fund (TE) GP LLC
CAIS Apollo S3 Equity & Hybrid Solutions Fund GP LLC	DE	100%	by Capital Integration Systems LLC
11

Name	Jurisdiction	Percent of Voting Securities Owned
CAIS Apollo S3 Equity & Hybrid Solutions Fund Offshore GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo S3 Equity & Hybrid Solutions Fund Offshore, L.P.	CYM	0%	Mgmt. by CAIS Apollo S3 Equity & Hybrid Solutions Fund Offshore GP LLC
CAIS Apollo S3 Equity & Hybrid Solutions Fund, L.P.	DE	0%	Mgmt. by CAIS Apollo S3 Equity & Hybrid Solutions Fund GP LLC
CAIS Ares Corporate Opportunities Fund VII GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Ares Corporate Opportunities Fund VII, L.P.	DE	0%	Mgmt. by CAIS Ares Corporate Opportunities Fund VII GP LLC
CAIS Ares Senior Direct Lending II (TE) GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Ares Senior Direct Lending II (TE) LP	DE	0%	Mgmt. by CAIS Ares Senior Direct Lending II (TE) GP LLC
CAIS Ares Senior Direct Lending II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Ares Senior Direct Lending II LP	DE	0%	Mgmt. by CAIS Ares Senior Direct Lending II GP LLC
CAIS Ares Senior Direct Lending III GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Ares Senior Direct Lending III TE GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Ares Senior Direct Lending III TE, L.P.	DE	0%	Mgmt. by CAIS Ares Senior Direct Lending III TE GP LLC
CAIS Ares Senior Direct Lending III, L.P.	DE	0%	Mgmt. by CAIS Ares Senior Direct Lending III GP LLC
CAIS Avenue Venture Opportunities Fund II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Avenue Venture Opportunities Fund II, L.P.	DE	0%	Mgmt. by CAIS Avenue Venture Opportunities Fund II GP LLC
CAIS BC Fund XIII, GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS BC Fund XIII, LP	DE	0%	Mgmt. by CAIS BC Fund XIII, GP LLC
CAIS BlackRock Impact Opportunities GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blackstone Growth GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blackstone Growth LP	DE	0%	Mgmt. by CAIS Blackstone Growth GP LLC
CAIS Blackstone Tactical Opportunities Fund IV GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blackstone Tactical Opportunities Fund IV LP	DE	0%	Mgmt. by CAIS Blackstone Tactical Opportunities Fund IV GP LLC
CAIS Blackstone TAS V GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blackstone TAS V LP	DE	0%	Mgmt. by CAIS Blackstone TAS V GP LLC
CAIS Blackstone TAS VI GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blackstone TAS VI LP	DE	0%	Mgmt. by CAIS Blackstone TAS VI GP LLC
CAIS Blue Owl GP Stakes VI (TE) GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blue Owl GP Stakes VI (TE), L.P.	DE	0%	Mgmt. by CAIS Blue Owl GP Stakes VI (TE) GP LLC
CAIS Blue Owl GP Stakes VI GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blue Owl GP Stakes VI, L.P.	DE	0%	Mgmt. by CAIS Blue Owl GP Stakes VI GP LLC
CAIS Blue Owl Real Estate Fund VII GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blue Owl Real Estate Fund VII, L.P.	DE	0%	Mgmt. by CAIS Blue Owl Real Estate Fund VII GP LLC
CAIS Blue Owl Strategic Equity GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blue Owl Strategic Equity, L.P.	DE	0%	Mgmt. by CAIS Blue Owl Strategic Equity GP LLC
CAIS Bonaccord Capital Partners III GP LLC		100%	by Capital Integration Systems LLC
CAIS Bonaccord Capital Partners III, L.P.	DE	0%	CAIS Bonaccord Capital Partners III GP LLC
CAIS Bridge Net Lease Income Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Bridge Net Lease Income Fund, L.P.	DE	0%	Mgmt. by CAIS Bridge Net Lease Income Fund GP LLC
12

Name	Jurisdiction	Percent of Voting Securities Owned
CAIS BSP SSP II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS BSP SSP II, L.P.	DE	0%	Mgmt. by CAIS BSP SSP II GP LLC
CAIS BTAS VIII Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS BTAS VIII Access Fund, LP	DE	0%	Mgmt. by CAIS BTAS VIII Access Fund GP LLC
CAIS Capital LLC	DE	100%	by Capital Integration Systems LLC
CAIS Carlyle Direct Access GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Carlyle Direct Access II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Carlyle Direct Access II LP	DE	0%	Mgmt. by CAIS Carlyle Direct Access II GP LLC
CAIS Carlyle Direct Access LP	DE	0%	Mgmt. by CAIS Carlyle Direct Access GP LLC
CAIS Carlyle Realty Partners IX Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Carlyle Realty Partners IX Access Fund LP	DE	0%	Mgmt. by CAIS Carlyle Realty Partners IX Access Fund GP LLC
CAIS Carlyle Renewable and Sustainable Energy Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Carlyle Renewable and Sustainable Energy Fund LP	DE	0%	Mgmt. by CAIS Carlyle Renewable and Sustainable Energy Fund GP LLC
CAIS Commerce Street Private Credit Fund I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Commerce Street Private Equity Fund I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Crawford Lake Fund Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Crow Holdings Fund X GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Crow Holdings Fund X, L.P.	DE	0%	Mgmt. by CAIS Crow Holdings Fund X GP LLC
CAIS Davidson Kempner Opportunities Fund VII GP LLC		100%	by Capital Integration Systems LLC
CAIS Davidson Kempner Opportunities Fund VII, L.P.	DE	0%	Mgmt. by CAIS Davidson Kempner Opportunities Fund VII GP LLC
CAIS Davidson Kempner Partners Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS Davidson Kempner Real Estate Opportunities Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Davidson Kempner Real Estate Opportunities Fund, L.P.	DE	0%	Mgmt. by CAIS Davidson Kempner Real Estate Opportunities Fund GP LLC
CAIS DES Composite Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS DES Lithic LLC	DE	100%	by Capital Integration Systems LLC
CAIS DES Oculus LLC	DE	100%	by Capital Integration Systems LLC
CAIS DES Oculus Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Financial Credit Investment IV Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Financial Credit Investment IV Access Fund LP	DE	0%	Mgmt. by CAIS Financial Credit Investment IV Access Fund GP LLC
CAIS Franklin BSP Real Estate Opportunistic Debt Fund II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Franklin BSP Real Estate Opportunistic Debt Fund II, L.P.	DE	0%	Mgmt. by CAIS Franklin BSP Real Estate Opportunistic Debt Fund II GP LLC
CAIS GLT Private Alts Fund I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS HPS Strategic Investment Partners V GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS HPS Strategic Investment Partners V, L.P.	DE	0%	Mgmt. by CAIS HPS Strategic Investment Partners V GP LLC
CAIS ICG Core Private Equity Fund, LLC	DE	100%	by Capital Integration Systems LLC
CAIS ICG LP Secondaries Fund I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS ICG LP Secondaries Fund I, L.P.	DE	0%	Mgmt. by CAIS ICG LP Secondaries Fund I GP LLC
CAIS ICG LP Secondaries Fund II GP LLC		100%	by Capital Integration Systems LLC
13

Name	Jurisdiction	Percent of Voting Securities Owned
CAIS ICG LP Secondaries Fund II, L.P.	DE	0%	CAIS ICG LP Secondaries Fund II GP LLC
CAIS ICG Strategic Equity III GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS ICG Strategic Equity III LP	DE	0%	Mgmt. by CAIS ICG Strategic Equity III GP LLC
CAIS ICG Strategic Equity IV GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS ICG Strategic Equity IV LP	DE	0%	Mgmt. by CAIS ICG Strategic Equity IV GP LLC
CAIS ICG Strategic Equity V GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS ICG Strategic Equity V, L.P.	DE	0%	Mgmt. by CAIS ICG Strategic Equity V GP LLC
CAIS ICGSEIV Offshore GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS ICGSEIV Offshore, L.P.	CYM	0%	Mgmt. by CAIS ICGSEIV Offshore GP LLC
CAIS ICGSEV Offshore GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS ICGSEV Offshore, L.P.	CYM	0%	Mgmt. by CAIS ICGSEV Offshore GP LLC
CAIS Insurance Solutions LLC	DE	100%	by Capital Integration Systems LLC
CAIS Jain Global Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS KKR Ascendant Fund I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS KKR Ascendant Fund I, L.P.	DE	0%	Mgmt. by CAIS KKR Ascendant Fund I GP LLC
CAIS KKR Asset Based Finance Partners Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS KKR Asset Based Finance Partners Access Fund, LP	DE	0%	Mgmt. by CAIS KKR Asset Based Finance Partners Access Fund GP LLC
CAIS KKR Asset Based Finance Partners Offshore Access Fund, LP	CYM	0%	Mgmt. by CAIS KKR Asset Based Finance Partners Access Fund GP LLC
CAIS KKR North America Fund XIV GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS KKR North America Fund XIV, L.P.	DE	0%	Mgmt. by CAIS KKR North America Fund XIV GP LLC
CAIS Lead Edge Capital VII GP LLC		100%	by Capital Integration Systems LLC
CAIS Lead Edge Capital VII, L.P.	DE	0%	CAIS Lead Edge Capital VII GP LLC
CAIS Leonard Green Equity Investors X GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Leonard Green Equity Investors X, L.P.	DE	0%	Mgmt. by CAIS Leonard Green Equity Investors X GP LLC
CAIS Lexington Middle Market Investors V GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Lexington Middle Market Investors V, L.P.	DE	0%	Mgmt. by CAIS Lexington Middle Market Investors V GP LLC
CAIS LGP Sage Equity Investors GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS LGP Sage Equity Investors, L.P.	DE	0%	Mgmt. by CAIS LGP Sage Equity Investors GP LLC
CAIS Mercer Private Equity Vintage Fund (TE) I LP	DE	0%	Mgmt. by CM PEVF I GP LLC
CAIS Mercer Private Equity Vintage Fund I LP	DE	0%	Mgmt. by CM PEVF I GP LLC
CAIS Mercer Private Equity Vintage Fund II LP	DE	0%	Mgmt. by CM PEVF II GP LLC
CAIS Mercer Private Equity Vintage Fund III LP	DE	0%	Mgmt. by CM PEVF III GP LLC
CAIS Mercer Private Equity Vintage Fund IV LP	DE	0%	Mgmt. by CM PEVF IV GP LLC
CAIS Mercer Private Investments Partners VIII Feeder GP LLC		100%	by Capital Integration Systems LLC
CAIS Mercer Private Investments Partners VIII Feeder, L.P.	DE	0%	Mgmt. by CAIS Mercer Private Investments Partners VIII Feeder GP LLC
CAIS Millennium Intl. Commitment Fund III Ltd. Offshore	CYM	100%	by Capital Integration Systems LLC
CAIS Millennium Intl. Commitment Fund Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Millennium Intl. Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Millennium USA Commitment Fund III GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Millennium USA Commitment Fund III LLC	DE	100%	by Capital Integration Systems LLC
CAIS Millennium USA Commitment Fund LLC	DE	100%	by Capital Integration Systems LLC
14

Name	Jurisdiction	Percent of Voting Securities Owned
CAIS Millennium USA LLC	DE	100%	by Capital Integration Systems LLC
CAIS Monroe PCF V (Onshore) GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Monroe PCF V (Onshore), L.P.	DE	0%	Mgmt. by CAIS Monroe PCF V (Onshore) GP LLC
CAIS North Rock Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS North Rock Fund, Ltd.	CYM	100%	by Capital Integration Systems LLC
CAIS OT Opportunities XII CAIS (Onshore) Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Paloma International Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Paloma Partners LLC	DE	100%	by Capital Integration Systems LLC
CAIS Partners Group Secondary Fund VIII GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Partners Group Secondary Fund VIII, L.P.	DE	0%	Mgmt. by CAIS Partners Group Secondary Fund VIII GP LLC
CAIS Pinegrove Capital Partners I Access GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Private Equity Core I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Private Equity Core I, L.P.	DE	0%	Mgmt. by CAIS Private Equity Core I GP LLC
CAIS Private Equity Core III GP LLC		100%	by Capital Integration Systems LLC
CAIS Private Equity Core III, L.P.	DE	0%	Mgmt. by CAIS Private Equity Core III GP LLC
CAIS Radnor Equity Partners GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Related Fund IV (TE) GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Related Fund IV (TE), L.P.	DE	0%	Mgmt. by CAIS Related Fund IV (TE) GP LLC
CAIS Related Fund IV GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Related Fund IV, L.P.	DE	0%	Mgmt. by CAIS Related Fund IV GP LLC
CAIS Reverence Capital Partners Credit Opportunities Fund II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Reverence Capital Partners Credit Opportunities Fund II, L.P.	DE	0%	Mgmt. by CAIS Reverence Capital Partners Credit Opportunities Fund II GP LLC
CAIS Reverence Partners Opportunities Fund V (PE Fund III) GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Reverence Partners Opportunities Fund V (PE Fund III) L.P.	DE	0%	Mgmt. by CAIS Reverence Partners Opportunities Fund V (PE Fund III) GP LLC
CAIS SAM Alternative Investment Opportunities Fund I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Sculptor Master Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS Sculptor Master Fund Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS SL Alpine II, GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS SL Alpine II, LP	DE	0%	Mgmt. by CAIS SL Alpine II, GP LLC
CAIS SSA Strategic Partners LLC	DE	100%	by Capital Integration Systems LLC
CAIS Stonepeak Infrastructure Fund V GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Stonepeak Infrastructure Fund V, L.P.	DE	0%	Mgmt. by CAIS Stonepeak Infrastructure Fund V GP LLC
CAIS Strategic Investors Fund XI GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Strategic Investors Fund XI, L.P.	DE	100%	by CAIS Strategic Investors Fund XI GP LLC
CAIS TCG Private Credit (Offshore) 2024 GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS TCG Private Credit 2024 GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS TCG Private Equity 2022 GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Third Point Offshore Fund Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Third Point Partners LLC	DE	100%	by Capital Integration Systems LLC
CAIS Veritas PE IX GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Veritas PE IX, L.P.	DE	0%	Mgmt. by CAIS Veritas PE IX GP LLC
CAIS Vista Equity Partners Fund VIII GP LLC	DE	100%	by Capital Integration Systems LLC
15

Name	Jurisdiction	Percent of Voting Securities Owned
CAIS Vista Equity Partners Fund VIII Offshore GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Vista Equity Partners Fund VIII Offshore, L.P.	CYM	0%	Mgmt. by CAIS Vista Equity Partners Fund VIII Offshore GP LLC
CAIS Vista Equity Partners Fund VIII, L.P.	DE	0%	Mgmt. by CAIS Vista Equity Partners Fund VIII GP LLC
CAIS Vista Foundation Fund V (Offshore) GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Vista Foundation Fund V (Offshore), L.P.	CYM	0%	Mgmt. by CAIS Vista Foundation Fund V (Offshore) GP LLC
CAIS Vista Foundation Fund V GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Vista Foundation Fund V, L.P.	DE	0%	Mgmt. by CAIS Vista Foundation Fund V GP LLC
CAIS Warburg Pincus Global Growth (Fund XIV) , L.P.	DE	0%	Mgmt. by CAIS Warburg Pincus Global Growth (Fund XIV) GP LLC
CAIS Warburg Pincus Global Growth (Fund XIV) GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS WorldQuant Millennium SEALS Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS WorldQuant Millennium SEALS Offshore Fund Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
Cajalco - Corona, LP	DE	0%	Mgmt. by SB-HS LOJV GP, LLC
California Pizza Kitchen LLC	DE	100%	by CPK Holdings LLC
California Pizza Kitchen of Annapolis LLC	MD	98.0%	by California Pizza Kitchen LLC
Camp Blood LLC	DE	100%	by A24 Films LLC
Camp Blood Productions LLC	DE	100%	by A24 Films LLC
Candy House LLC	LA	100%	by A24 Films LLC
Canon Portfolio Trust, LLC	KS	100%	by EPH, LLC
Capital Integration Systems LLC	DE	23.0%	by Eldridge CG Holdings LLC
CardCash Holdings, LLC	DE	86.0%	by Wanamaker Portfolio Trust, LLC
Carlostron, LLC	DE	100%	by Media Rights Capital II, LLC
Carlton Portfolio Trust, LLC	DE	100%	by EPH, LLC
Cary Street Capital, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Cavalcade Productions, LLC	DE	100%	by MRC II Holdings, LP
CBAM Credit Opportunities Fund GP, LLC	DE	100%	by CBAM Partners, LLC
CBAM Credit Opportunities Fund, LP	DE	100%	by CBAM Partners, LLC
CBAM Holdings, LLC	DE	56.5%	by Eldridge Capital Management, LLC
CBAM Partners, LLC	DE	100%	by CBAM Holdings, LLC
CF-G Funding II, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CF-G Funding III, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CG 109-Fairburn, LP	DE	0%	Mgmt. by SB-HS LOJV GP, LLC
CGREF 1 GP LLC	DE	100%	by CI AM LP
CGREF AIV 1 GP LLC	GBR	100%	by CI AM LP
CGREF AIV 1 Holdco Brand LLC	DE	100%	by CGREF AIV 1 LP
CGREF AIV 1 Holdco Hotel LLC	DE	100%	by CGREF AIV 1 LP
CGREF AIV 1 LP	DE	31.77%	by Cain RE LLC
CGREF CIP (UK) SLP	JEY	100%	by CI AM LP
CGREF CIP GP LLC	DE	100%	by CI AM LP
CGREF CIP LP	DE	100%	by CI AM LP
CH Capital A Holdings LLC	DE	100%	by Cain RE LLC
CH McCourt (The Stage) LLC	DE	50.46%	by CH Capital A Holdings LLc
Chain Bridge Opportunistic Funding Holdings, LLC	KS	100%	by Sherwood Park, Inc.
Chain Bridge Opportunistic Funding, LLC	KS	100%	by Chain Bridge Opportunistic Funding Holdings, LLC
16

Name	Jurisdiction	Percent of Voting Securities Owned
CHE 830 Brickell LLC	DE	100%	by CHE Miami Holdings LLC
CHE Edgewater LLC	DE	100%	by CHE Miami Holdings LLC
CHE Miami Holdings LLC	DE	100%	by Cain RE LLC
CHE NE Street LLC	DE	100%	by CHE Miami Holdings LLC
CHE SJG Holdings LLC	DE	100%	by Cain PE LLC
CHE SJG LLC	DE	100%	by CHE SJG Holdings LLC
CHE South Brickell LLC	DE	100%	by CHE Miami Holdings LLC
CHE UK GP Limited	JEY	100%	by Cain International LP
CHE UK Holdings LP	JEY	0%	Mgmt. by CHE UK GP Limited
CHE US Holdings LLC	DE	100%	by Cain International LP
Chisholm Trail, LLC	KS	100%	by Security Benefit Life Insurance Company
CI UK Newco Holdings Limited	GBR	100%	by CI AM LP
CI AM CIP (UK) SLP	JEY	0%	Mgmt. by CI AM CIP GP LLC
CI AM CIP GP LLC	DE	0%	Mgmt. by Cain International LP
CI AM GP Ltd	GBR	100%	by Cain International II LP
CI AM Holdings LLP	GBR	100%	by CI AM LP
CI AM LLC	GBR	100%	by CI AM LP
CI AM LP	DE	100%	by CI AM GP Ltd
CI BH Holdings II LLC	DE	71.5%	by Cain RE LLC
CI BH Holdings II LLC	DE	28.51%	by Mason Portfolio Trust, LLC
CI BH Holdings LLC	DE	71.5%	by One BH Investors LLC
CI BH Holdings LLC	DE	28.50%	by Wanamaker Portfolio Trust, LLC
CI Boston Holdings LLC	DE	100%	by Cain RE LLC
CI CB3 Subfund	Ireland	100%	by Cain International European Real Estate Opportunity Fund I LP
CI Co-Invest I LLP	GBR	75.0%	by Cain International Management Ltd
CI Diplomat Holdings LLC	DE	1.0%	by Cain International LP
CI EREO I CIP GP Limited	GBR	100%	by CI AM LP
CI EREO I CIP GP Limited	JEY	100%	by CI AM LP
CI EREO I CIP LP	GBR	0%	Mgmt. by CI EREO I CIP GP Limited
CI EREO I CIP LP	JEY	0%	Mgmt. by CI EREO I CIP GP Limited
CI ExchangeCo Limited	GBR	100%	by Cain FinCo LLC
CI FCL Funding 1 Limited	GBR	100%	by CI FCL Investor LP
CI FCL Investor GP Limited	GBR	100%	by Cain International LP
CI FCL Investor LP	GBR	100%	by CI FCL Investor GP Limited
CI FLL Holdings, LLC	DE	100%	by Cain RE LLC
CI Founder Partner GP LLC	DE	100%	by Cain RE LLC
CI Founder Partner LP	DE	0%	Mgmt. by Cain RE LLC
CI GGL Limited	GBR	100%	by CH Capital A Holdings LLC
CI HM Holdings LLP	GBR	100%	by Cain RE LLC
CI HM InvestCo Limited	GBR	100%	by CI HM Holdings LLP
CI Koryfeum Sarl	LUX	100%	by CIEF1 UK Holdings Limited
CI Logistics Strat 1 CIP GP Limited	JEY	100%	by CI AM LP
CI Logistics Strat 1 CIP LP	JEY	100%	by CI AM LP
CI Logistics Strat 1 GP Limited	JEY	60.0%	by ACZ Investments LP
CI Logistics Strat 1 LP	JEY	60.0%	by ACZ Investments LP
CI Lux Services S.a.r.l.	DE	100%	by CI AM LP
CI Milan Limited	GBR	97.5%	by Cain PE (UK) Limited
CI Roman Holdings Sarl	LUX	100%	by CIEF1 UK Holdings Limited
CI San Diego Holdings LLC	DE	14.26%	by Cain RE LLC
CI SF Holdings Limited	GBR	100%	by Cain RE LLC
CI Student Strat 1 CIP GP Limited	JEY	100%	by CI AM LP
CI Student Strat 1 CIP LP	JEY	100%	by CI AM LP
17

Name	Jurisdiction	Percent of Voting Securities Owned
CI Student Strat 1 GP Limited	JEY	100%	by CI AM LP
CI Student Strat 1 LP	JEY	100%	by ACZ Students LLC
CI UK Master Holdings Limited	GBR	100%	by CI AM LP
CI US Services GP LLC	DE	100%	by CI AM LP
CI W57th Street Holdings LLC	DE	100%	by CGREF AIV 1 LP
CIEF1 UK Holdings Limited	GBR	100%	by Cain International European Real Estate Opportunity Fund I LP
CI-F Zenith GP Limited	JEY	100%	by CI Student Strat 1 LP
CI-F Zenith LP	JEY	95.0%	by ACZ Investments LP
CI-F Zenith UK Holdings Limited	GBR	100%	by CI-F Zenith LP
CILS Barnsley Limited	GBR	100%	by CILS 1 UK Holdings Limited
CILS Belvedere Limited	GBR	100%	by CILS 1 UK Holdings Limited
CILS Ellesmere Port Limited	GBR	100%	by CILS 1 UK Holdings Limited
CILS Leighton Buzzard Limited	GBR	100%	by CILS 1 UK Holdings Limited
CILS Milton Limited	GBR	100%	by CILS 1 UK Holdings Limited
CILS Petersborough Limited	GBR	100%	by CILS 1 UK Holdings Limited
CILS Sherburn Limited	GBR	100%	by CILS 1 UK Holdings Limited
CILS1 UK Holdings Limited	GBR	100%	by CI Logistics Strat 1 LP
CIM Zenith Master Holdings Ltd	JEY	100%	by CI Student Strat 1 LP
CIM Bristol Co-Living Holdings Limited	GBR	100%	by CIM Zenith UK Holdings III Limited
CIM Bristol Holdings Limited	GBR	100%	by CIM Zenith UK Holdings III Limited
CIM Leeds Holdings Limited	GBR	100%	by CIM Zenith UK Holdings II Limited
CIM Leeds OpCo Limited	GBR	100%	by CIM Zenith UK Holdings II Limited
CIM Liverpool OpCo Limited	GBR	100%	by CIM Zenith UK Holdings Limited
CIM Manchester Holdings Limited	GBR	100%	by CIM Zenith UK Holdings Limited
CIM Manchester OpCo Limited	GBR	100%	by CIM Zenith UK Holdings Limited
CIM Nottingham Holdings 2 Limited	GBR	100%	by CIM Zenith UK Holdings Limited
CIM Nottingham OpCo Limited	GBR	100%	by CIM Zenith UK Holdings Limited
CIM York Holdings Limited	GBR	100%	by CIM Zenith UK Holdings II Limited
CIM York OpCo Limited	GBR	100%	by CIM Zenith UK Holdings II Limited
CIM Zenith UK Holdings II Limited	GBR	100%	by CIM Zenith Master Holdings Ltd
CIM Zenith UK Holdings III Limited	GBR	100%	by CIM Zenith Master Holdings Ltd
CIM Zenith UK Holdings Limited	GBR	100%	by CIM Zenith Master Holdings Ltd
Clearcover, Inc.	DE	37.99%	by Eldridge Clearcover Holdings LLC
Click Records, Inc.	DE	100%	by DCP Holdco I LLC
CLIO Investor, LLC	DE	100%	by Eldridge Sports and Entertainment GP, LP
CLT Devco LLC	DE	100%	by A24 Commerce St LLC
CLT Leasing LLC	DE	100%	by A24 Commerce St LLC
CM PEVF I GP LLC	DE	100%	by Capital Integration Systems LLC
CM PEVF II GP LLC	DE	100%	by Capital Integration Systems LLC
CM PEVF III GP LLC	DE	100%	by Capital Integration Systems LLC
CM PEVF IV GP LLC	DE	100%	by Capital Integration Systems LLC
Collins Park, LLC	KS	100%	by Dayton Funding, LLC
Commerce Street Private Credit Fund I, L.P.	DE	0%	Mgmt. by CAIS Commerce Street Private Credit Fund I GP LLC
Commerce Street Private Equity Fund I, L.P.	DE	0%	Mgmt. by CAIS Commerce Street Private Equity Fund I GP LLC
Competitive Socialising Group Limited	GBR	90.2%	by Cain PE (UK) Limited
Competitive Socialising Limited	GBR	100%	by Cain PE (UK) Limited
Competitive Socializing US LLC	DE	100%	by Competitive Socialising Limited
Constant Aviation, LLC	OH	100%	by Fairgrave Omlie, LLC
Convergent Financial Technologies LLC	DE	100%	by Zinnia Tech Solutions LLC
Convive Brands, LLC	DE	92.55%	by Aurify Brands, LLC
18

Name	Jurisdiction	Percent of Voting Securities Owned
Convive Commissary Holdings, LLC	DE	100%	by Convive Brands, LLC
Convive PK Funding, LLC	DE	67.67%	by Convive Brands, LLC
Convive PK Funding, LLC	DE	33.33%	by Eldridge CPK Holdings, LLC
Convive PK Holdings, LLC	DE	92.5%	by Convive PK Funding, LLC
Convive PK Intermediate, LLC	DE	100%	by Convive PK Holdings, LLC
Cooper Portfolio Trust, LLC	DE	100%	by Eldridge Corporate Portfolio Holdings, LLC
Core Complexity Fund GP LLC	DE	100%	by Capital Integration Systems LLC
Core Complexity Fund, L.P.	DE	0%	Mgmt. by Core Complexity Fund GP LLC
Core Convexity International Fund, Ltd.	CYM	100%	by Capital Integration Systems LLC
Coronado Heights, LLC	KS	100%	by Security Benefit Life Insurance Company
Corporate Wings Technical Services LLC	OH	100%	by Fairgrave Omlie, LLC
Cottonwood Pioneer Capital, LLC	KS	100%	by Sherwood Park, Inc.
CP Investment Holdings, LLC	DE	100%	by dcp Holdco II, LLC
CPI Productions, Inc.	DE	100%	by DCP Holdco I LLC
CPK Franchise LLC	DE	100%	by CPK Holdings LLC
CPK Holdings LLC	DE	100%	by Convive PK Intermediate, LLC
CPK Hospitality LLC	TX	100%	by California Pizza Kitchen LLC
CPK Hunt Valley LLC	MD	98.0%	by California Pizza Kitchen LLC
CPK Management LLC	CA	100%	by California Pizza Kitchen LLC
CPK Spirits LLC	TX	100%	by CPK Texas LLC
CPK Texas LLC	TX	100%	by CPK Hospitality LLC
Crack in the Earth Limited	GBR	100%	by A24 Films LLC
Crawford Park Capital, LLC	DE	100%	by Orlando Portfolio Trust, LLC
Crescent Portfolio Trust, LLC	DE	100%	by EPH, LLC
Crestview Park, LLC	KS	100%	by Sherwood Park, Inc.
Croatan Holdings, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
CSL (Canada) Limited	GBR	100%	by Competitive Socialising Limited
CSL (Jam) Limited	GBR	100%	by Competitive Socialising Limited
CSL Investor, LLC	DE	100%	by Eldridge Sports and Entertainment GP, LP
Culper211 LLC	DE	65.0%	by SCF Aviation Capital LLC
Cyrus Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Davis Portfolio Trust, LLC	DE	100%	by EPH, LLC
Dawn Acres V, LLC	DE	100%	by Chain Bridge Opportunistic Funding Holdings, LLC
Dawson 1967, LLC	KS	100%	by Sherwood Park, Inc.
Dayton Funding II, LLC	DE	100%	by Sherwood Park, Inc.
Dayton Funding, LLC	DE	100%	by Dayton Funding II, LLC
DC Company Music, LLC	CA	100%	by Dick Clark Productions, LLC
dcp Corp.	DE	100%	by DCP Holdco I LLC
dcp Disc Inc.	DE	100%	by DCP Holdco I LLC
DCP Funding LLC	DE	81.5%	by EMG HoldCo, LLC
DCP Guaranty Services, LLC	DE	100%	by Dick Clark Productions, LLC
DCP Holdco I LLC	DE	100%	by DCP Funding LLC
dcp Holdco II, LLC	DE	100%	by Valence Media, LLC
DCP Holdings DE, LLC	DE	100%	by CP Investment Holdings, LLC
DCP Rights, LLC	DE	100%	by DCP Guaranty Services, LLC
dcp TL Funding LLC	DE	50.0%	by CP Investment Holdings, LLC
Dcpg investco, LLC	DE	100%	by Eldridge Media Group, LLC
Dcpl investco, LLC	DE	100%	by Eldridge Media Group, LLC
Death By Pretzel Productions Ltd.	CAN	100%	by Eternity Productions LLC
Death Match LLC	DE	100%	by A24 Films LLC
Death Yell LLC	DE	100%	by A24 Films LLC
Deer Creek Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
19

Name	Jurisdiction	Percent of Voting Securities Owned
Delano Brand Holdings LLC	DE	33.34%	by ECD Brand Holdings LLC
Delano Portfolio Trust, LLC	DE	100%	by EPH, LLC
Denver Zombie Crawl, LLC	CO	100%	by 13 FEG Touring Events, LLC
Desert Screams LLC	AZ	100%	by 13 FEG Haunted Holdings, LLC
Devenetco Ltd	Cyprus	100%	by Amicross Ltd
Dick Clark Communications, Inc.	DE	100%	by DCP Holdco I LLC
Dick Clark Features, Inc.	CA	100%	by DCP Holdco I LLC
Dick Clark Film Group, Inc.	CA	100%	by DCP Holdco I LLC
Dick Clark Kids, Inc.	DE	100%	by DCP Holdco I LLC
Dick Clark Media Archives, LLC	CA	100%	by Dick Clark Productions, LLC
Dick Clark Productions, LLC	DE	100%	by DCP Holdings DE, LLC
Dick Clark Restaurants, Inc.	DE	100%	by DCP Holdco I LLC
Digital Media Asset Holdings, LLC	DE	100%	by EMG AH LLC
Direct Holdings Americas LLC	DE	100%	by Direct Holdings Global LLC
Direct Holdings Customer Service Inc.	DE	100%	by Direct Holdings Americas LLC
Direct Holdings Global LLC	DE	100%	by Mosaic Media Investment Partners, LLC
Direct Holdings Libraries Inc.	DE	100%	by DCP Holdco I LLC
Dishwasher LLC	DE	100%	by A24 Films LLC
Dishwasher Productions Inc.	CAN	100%	by Dishwasher Rights LLC
Dishwasher Rights LLC	DE	100%	by A24 Films LLC
DLICT, LLC	DE	75.0%	by Eldridge Industries, LLC
DNBR Funding II, LLC	DE	100%	by Dunbarre Insurance Agency, LLC
DNBR Funding, LLC	KS	100%	by Dunbarre Insurance Agency, LLC
Do It Live LLC	DE	100%	by A24 Films LLC
Doc Lobster, LLC	CA	100%	by MRC Documentary Holdings, LLC
Donkey Elephant Productions, LLC	DE	100%	by Mayfair Portfolio Trust, LLC
Dopamine Sparkle LLC	DE	100%	by A24 Films LLC
Double Yew LLC	DE	100%	by A24 Films LLC
Dover Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
DPL Financial Partners, LLC	DE	47.0%	by Eldridge DPL Holdings LLC
Dramatic Movie LA LLC	LA	100%	by A24 Films LLC
Dramatic Movie LLC	DE	100%	by A24 Films LLC
Dramatic Movie Rights LLC	DE	100%	by A24 Films LLC
DS MB Holdings LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Dunbarre Insurance Agency, LLC	DE	100%	by SBL Holdings, Inc.
Dust Bowl Capital, LLC	KS	100%	by Sherwood Park, Inc.
Dynamo 1C S.a.r.l.	DE	100%	by Cain PE LLC
E10 Holdings Kft	Hungary	100%	by Buda Hills JV B.V.
E10 Project Kft	Hungary	100%	by E10 Holdings Kft
EA Wellness FL LLC	DE	0%	Mgmt. by EA Wellness MSO LLC
EA Wellness Holdings LLC	DE	55.98%	by Eldridge MSO Holdings LLC
EA Wellness Intermendiate LLC	DE	100%	by EA Wellness Holdings LLC
EA Wellness MSO LLC	DE	100%	by EA Wellness Intermendiate LLC
EACS II, LLC	DE	100%	by Eldridge Industries, LLC
EACS LLC	DE	100%	by Eldridge Industries, LLC
Eagle 2 Limited	GBR	19.1%	by Cain PE (UK) Limited
Eagle 2 Limited	GBR	57.6%	by Competitive Socialising Group Limited
Earhart Capital, LLC	KS	100%	by Security Benefit Life Insurance Company
Easy Mark CDN Productions Inc	CAN	100%	by MRC II Holdings, LP
Easy Mark, LLC	CA	100%	by MRC II Holdings, LP
EBBH, LLC	DE	100%	by Eldridge Industries, LLC
EC 17th Street Holdings LLC	DE	54.9%	by Delano Portfolio Trust, LLC
EC 17th Street MezzCo LLC	DE	100%	by EC 17th Street Holdings LLC
20

Name	Jurisdiction	Percent of Voting Securities Owned
ECD Brand Holdings LLC	DE	50.0%	by CGREF AIV 1 Holdco Brand LLC
ECD Brands Holdings LLC	DE	50.0%	by Delano Portfolio Trust, LLC
Echidna Capital LLC	DE	70.0%	by Anthony D. Minella, Individual
ECM AH 2025-1, LLC	DE	100%	by Eldridge Capital Management, LLC
ECM UK Holdings Limited	GBR	100%	by CI AM LP
EDCF I AB Assetco, LLC	DE	100%	by Dayton Funding, LLC
EDCF I Assetco Trust	DE	0%	Mgmt. by EDCF I AB Assetco, LLC
EDCF I Assetco, LLC	KS	100%	by Mine Creek, LLC
EDCF II AssetCo (U) LLC	DE	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
EDCF II AssetCo Offshore (U) LLC	DE	100%	by Eldridge Diversified Credit Fund II GP, LP
EDCF II Assetco, LLC	KS	100%	by Mine Creek, LLC
EDCF II Offshore Assetco, LLC	KS	100%	by Mine Creek, LLC
EDCFX Assetco, LLC	DE	100%	by Dayton Funding, LLC
Edgewood Portfolio Trust, LLC	DE	100%	by EPH, LLC
EEH 2017 Preferred Member, LLC	DE	100%	by SBT Investors, LLC
EEH 2017, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
EEH 2017-AHC, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
EEH 2017-EC, LLC	DE	100%	by EEH 2017 Prefered Member, LLC
EH Rockets Holdings LLC	DE	100%	by Eldridge Industries, LLC
EH Rockets Master Holdings LLC	DE	100%	by Eldridge Industries, LLC
EH2021, LLC	DE	100%	by Zinnia Corporate Holdings, LLC
EHA 100 DE LP	DE	60.0%	by EH Rockets Holdings LLC
EHA 100 GP LLC	DE	0%	Mgmt. by EH Rockets Holdings LLC
EISCP Co-Invest Holdings, LLC	DE	100%	by Crawford Park Capital, LLC
EKW Holdings II LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
EKW Holdings III LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
EKW Holdings IV LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
EKW Holdings LLC	DE	100%	by Vista Portfolio Trust, LLC
EKW Holdings V LLC	DE	100%	by Carlton Portfolio Trust, LLC
Eldridge 17th Street Holdings LLC	DE	100%	by Delano Portfolio Trust, LLC
Eldridge 4AIR Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge 625 Broadway, LLC	DE	100%	by Mason Portfolio Trust, LLC
Eldridge A24 Holdings, LLC	DE	100%	by Tuttle Portfolio Trust, LLC
Eldridge Accelerant Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Acre Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Acre Infrastructure Partners, LP	DE	60.0%	by Eldridge Industries, LLC
Eldridge Acre Partners GP, LLC	DE	60.0%	by Eldridge Acre Holdings LLC
Eldridge Acre Partners, LP	DE	60.0%	by Eldridge Acre Holdings LLC
Eldridge ACZ Funding, LLC	DE	100%	by Ruby Portfolio Trust, LLC
Eldridge Aircraft Services LLC	DE	100%	by EPH II, LLC
Eldridge Al Maryah, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Alpaca Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge AMD Holdings LLC	DE	100%	by Ridge Media Holdings, LLC
Eldridge ARK Crypto US Fund Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Asset Allocation, LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge Atlas Investor, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Ausenco Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Ballotready Holdings LLC	DE	25.43%	by Mayfair Portfolio Trust, LLC
Eldridge BB Holdings, LLC	DE	100%	by EBBH, LLC
Eldridge BBLP, LLC	DE	100%	by Eldridge BB Holdings, LLC
Eldridge Bilt Holdings LLC	DE	100%	by Dayton Funding, LLC
Eldridge Blink Holdings LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge Blockchain.com Funding LLC	DE	100%	by Maple Portfolio Trust, LLC
21

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge Buckle Funding, LLC	DE	100%	by Primrose Portfolio Trust, LLC
Eldridge Business Services LLC	DE	99.0%	by Eldridge Corporate Services, LLC
Eldridge C9E Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Capital Management (Singapore) PTE. LTD	Singapore	100%	by ESCA Holdings, LLC
Eldridge Capital Management Services (UK) Limited	GBR	100%	by Eldridge Capital Management, LLC
Eldridge Capital Management Services, LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge Capital Management, LLC	DE	100%	by Eldridge, LLC
Eldridge Carry Holdings, LP	DE	100%	by Eldridge Industries Manager, LLC
Eldridge CDS Holdings, LLC	KS	100%	by Sherwood Park, Inc.
Eldridge CEC Funding, LLC	DE	100%	by Hillcrest Holdings, LLC
Eldridge CG Holdings LLC	DE	0%	Mgmt. by Eldridge CGCI, LLC
Eldridge CG Holdings LLC	DE	0%	Mgmt. by Eldridge FS Holdings, LLC
Eldridge CGCI, LLC	DE	100%	by Eldridge FS Holdings, LLC
Eldridge CH GP LLC	DE	100%	by Eldridge CH Holdings, LLC
Eldridge CH Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge CH LP LLC	DE	100%	by Eldridge CH Holdings, LLC
Eldridge CI Holdings II LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge CI LP LLC	DE	100%	by Eldridge CI Holdings II LLC
Eldridge CIC Holdings LLC	DE	17.35%	by Palmer Portfolio Trust, LLC
Eldridge CILP Funding II, LLC	DE	12.51%	by Eldridge Finco, LLC
Eldridge CILP Funding II, LLC	DE	87.49%	by EPH, LLC
Eldridge CILP Funding III, LLC	DE	100%	by Eldridge Finco, LLC
Eldridge CILP Funding IV, LLC	DE	100%	by Grigg Portfolio Trust, LLC
Eldridge CILP Funding, LLC	DE	100%	by Skylark Portfolio Trust, LLC
Eldridge CIREF Holdings, LLC	DE	70.846%	by Potwin Place, LLC
Eldridge CIREF Holdings, LLC	DE	29.154%	by Skyline Portfolio Trust, LLC
Eldridge Clark Funding, LLC	DE	100%	by Gladstone Portfolio Trust, LLC
Eldridge Clearcover Holdings LLC	DE	62.99%	by Edgewood Portfolio Trust, LLC
Eldridge Clearcover Holdings LLC	DE	37.01%	by Vista Portfolio Trust, LLC
Eldridge CLIO Holdings LLC	DE	100%	by Collins Park, LLC
Eldridge CLO Manager, LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge Cloudframe Holdings LLC	DE	100%	by Madison Portfolio Trust, LLC
Eldridge Cobalt Funding, LLC	DE	100%	by Armstrong Portfolio Trust, LLC
Eldridge Co-Invest Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge College Sports Holdings, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Convive Holdings II, LLC	DE	27.9%	by Arch Portfolio Trust, LLC
Eldridge Convive Holdings II, LLC	DE	36.33%	by Palmer Portfolio Trust, LLC
Eldridge Convive Holdings II, LLC	DE	35.77%	by Putnam Asset Holdings, LLC
Eldridge Convive Holdings, LLC	DE	100%	by The Eldridge Convive Irrevocable Trust, LLC
Eldridge Corporate Funding LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge Corporate Portfolio Holdings, LLC	DE	100%	by EPH, LLC
Eldridge Corporate Services, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge CPK Holdings II, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge CPK Holdings III, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge CPK Holdings, LLC	DE	100%	by Eldridge CPK Holdings II, LLC
Eldridge CRB Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Credit Advisers (UK) Limited	GBR	100%	by Eldridge Capital Management, LLC
Eldridge Credit Advisers, LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge Cutover Holdings LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge CVPF II Holdings, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Datamarx Holdings, LLC	DE	100%	by Perry Portfolio Trust, LLC
22

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge Dataminr Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge DBDK Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge DBZ Holdings, LLC	DE	13.463%	by Bentley Park, LLC
Eldridge DCF II Aggregator LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge DCF II Aggregator LP	DE	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge DCF II AIV LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge DCF II AIV LP	DE	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge DCF II AIV LP Series I-Levered	DE	0%	Mgmt. by Eldridge DCF II AIV LP
Eldridge DCF II AIV LP Series I-Unlevered	DE	0%	Mgmt. by Eldridge DCF II AIV LP
Eldridge DCF II AIV Series Program I Blocker LLC	DE	100%	by Eldridge Diversified Credit Fund II GP, LP
Eldridge DCF II Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge DCP Holdings LLC	DE	100%	by Ridge Media Holdings, LLC
Eldridge Defense & Security, LLC	DE	69.83%	by Eldridge EDS Holdings II, LLC
Eldridge Defense & Security, LLC	DE	15.08%	by Eldridge EDS Holdings, LLC
Eldridge Digital Asset Holdings, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Diversified Credit Feeder Fund II LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge Diversified Credit Feeder Fund II LP	DE	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge Diversified Credit Feeder Fund II LP - Series I-Levered	DE	0%	Mgmt. by Eldridge Diversified Credit Feeder Fund II LP
Eldridge Diversified Credit Feeder Fund II LP - Series I-Unlevered	DE	0%	Mgmt. by Eldridge Diversified Credit Feeder Fund II LP
Eldridge Diversified Credit Feeder Fund LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge Diversified Credit Feeder Fund LP	DE	0%	Mgmt. by Eldridge GP, LLC
Eldridge Diversified Credit Fund HoldCo, LP	DE	0%	Mgmt. by Eldridge Diversified Credit Fund I, LP
Eldridge Diversified Credit Fund HoldCo, LP	DE	0%	Mgmt. by Eldridge GP, LLC
Eldridge Diversified Credit Fund I GP, LP	DE	0%	Mgmt. by Eldridge GP, LLC
Eldridge Diversified Credit Fund I, LP	DE	0%	Mgmt. by Eldridge Diversified Credit Fund I GP, LP
Eldridge Diversified Credit Fund II (Offshore) Levered HoldCo, LP	CYM	0%	Mgmt. by Eldridge Diversified Credit Fund II (Offshore) LP – Series I - Levered
Eldridge Diversified Credit Fund II (Offshore) Levered HoldCo, LP	CYM	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge Diversified Credit Fund II (Offshore) LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge Diversified Credit Fund II (Offshore) LP	CYM	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge Diversified Credit Fund II (Offshore) LP – Series I - Levered	CYM	100%	by Eldridge Diversified Credit Fund II (Offshore) LP
Eldridge Diversified Credit Fund II (Offshore) LP – Series I - Unlevered	CYM	100%	by Eldridge Diversified Credit Fund II (Offshore) LP
Eldridge Diversified Credit Fund II (Offshore) Unlevered HoldCo, LP	CYM	0%	Mgmt. by Eldridge Diversified Credit Fund II (Offshore) LP – Series I - Unlevered
Eldridge Diversified Credit Fund II (Offshore) Unlevered HoldCo, LP	CYM	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge Diversified Credit Fund II GP, LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Diversified Credit Fund II GP, LP	DE	0%	Mgmt. by Eldridge GP, LLC
Eldridge Diversified Credit Fund II Levered HoldCo (L), LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge Diversified Credit Fund II Levered HoldCo (L), LP	DE	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge Diversified Credit Fund II Levered HoldCo, LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge Diversified Credit Fund II Levered HoldCo, LP	DE	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge Diversified Credit Fund II LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge Diversified Credit Fund II LP	CYM	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
23

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge Diversified Credit Fund II LP – Series I - Levered	CYM	100%	by Eldridge Diversified Credit Fund II LP
Eldridge Diversified Credit Fund II LP – Series I - Unlevered	CYM	100%	by Eldridge Diversified Credit Fund II LP
Eldridge Diversified Credit Fund II Unlevered HoldCo (L), LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge Diversified Credit Fund II Unlevered HoldCo (L), LP	DE	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge Diversified Credit Fund II Unlevered HoldCo, LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge Diversified Credit Fund II Unlevered HoldCo, LP	DE	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge Diversified Credit Fund Rated Note Feeder LLC	DE	100%	by Eldridge Diversified Credit RNF GP, LP
Eldridge Diversified Credit Fund RNF Master LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Diversified Credit Fund RNF Master LP	DE	0%	Mgmt. by Eldridge Diversified Credit RNF GP, LP
Eldridge Diversified Credit RNF GP, LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Diversified Credit RNF GP, LP	DE	0%	Mgmt. by Eldridge GP, LLC
Eldridge Diversified Credit Series Program I Blocker LP	CYM	0%	Mgmt. by Eldridge Diversified Credit Feeder Fund II LP - Series I-Levered
Eldridge Diversified Credit Series Program I Blocker LP	CYM	0%	Mgmt. by Eldridge Diversified Credit Feeder Fund II LP - Series I-Unlevered
Eldridge Diversified Credit Series Program I Blocker LP	CYM	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge DMO, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge DPL Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge EA Holdings, LLC	DE	84.5%	by SBT Investors, LLC
Eldridge EAIP Holdings, LLC	KS	100%	by Holliday Park, LLC
Eldridge Ediphy Holdings, LLC	DE	100%	by Bruce Park Portfolio Trust, LLC
Eldridge EDS Holdings II, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge EDS Holdings, LLC	DE	99.0%	by Baldwin Portfolio Trust, LLC
Eldridge EDS Holdings, LLC	DE	1.0%	by Perry Portfolio Trust, LLC
Eldridge ELO Funding LLC	DE	100%	by Mason Portfolio Trust, LLC
Eldridge Epic Holdings, LLC	DE	100%	by EPH, LLC
Eldridge Equine Holdings LLC	DE	100%	by Bedford Portfolio Trust, LLC
Eldridge Equine II Holdings LLC	DE	87.34%	by Bedford Portfolio Trust, LLC
Eldridge Equine II Holdings LLC	DE	12.66%	by Wanamaker Portfolio Trust, LLC
Eldridge Equipment Finance LLC	DE	100%	by EPH, LLC
Eldridge Esports Funding II LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge Executive Services LLC	DE	99.0%	by Eldridge Corporate Services, LLC
Eldridge FEG Holdings	DE	100%	by Steamboat Portfolio Trust, LLC
Eldridge Fevo Funding, LLC	DE	97.54%	by Carlton Portfolio Trust, LLC
Eldridge Fevo Funding, LLC	DE	2.46%	by Madison Portfolio Trust, LLC
Eldridge FGNY Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge FGNY LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge FHI Investor II, LLC	DE	100%	by Dayton Funding II, LLC
Eldridge FHI Investor LLC	DE	100%	by Dayton Funding II, LLC
Eldridge Finco Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Finco, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Fixated Holdings, LLC	DE	100%	by Eldridge AMD Holdings LLC
Eldridge FS Holdings, LLC	DE	18.75%	by Bruce Park Portfolio Trust, LLC
Eldridge FS Holdings, LLC	DE	81.75%	by Montgomery Portfolio Trust, LLC
Eldridge Fund Aggregator, LLC	DE	100%	by Eldridge Fund Investor II, LLC
Eldridge Fund Investor I, LLC	DE	100%	by Wallace Portfolio Trust, LLC
24

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge Fund Investor II, LLC	DE	100%	by Cooper Portfolio Trust, LLC
Eldridge Gamma Holdings, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge G-Form Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Gizer Funding LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge goPuff Holdings LLC	DE	11.43%	by Crawford Park Capital, LLC
Eldridge GP 1 SEF Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge GP, LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge GP1 Advisers, LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge GP1 Atlas Aggregator LP	DE	0%	Mgmt. by Eldridge Atlas Investor, LLC
Eldridge GP1 Atlas Aggregator LP	DE	0%	Mgmt. by Eldridge GP1 Atlas GP LLC
Eldridge GP1 Atlas Cayman LP	CYM	0%	Mgmt. by Eldridge GP1 Atlas Co-Investors Offshore LP
Eldridge GP1 Atlas Cayman LP	CYM	0%	Mgmt. by Eldridge GP1 Atlas GP, LLC
Eldridge GP1 Atlas Co-Investors Offshore LP	CYM	0%	Mgmt. by Eldridge Atlas Investor, LLC
Eldridge GP1 Atlas Co-Investors Offshore LP	CYM	0%	Mgmt. by Eldridge GP1 Atlas GP LLC
Eldridge GP1 Atlas Co-Investors, LP	DE	0%	Mgmt. by Eldridge Atlas Investor, LLC
Eldridge GP1 Atlas Co-Investors, LP	DE	0%	Mgmt. by Eldridge GP1 Atlas GP, LLC
Eldridge GP1 Atlas FundingCo LP	DE	0%	Mgmt. by Atlas FundingCo GP LLC
Eldridge GP1 Atlas FundingCo LP	DE	0%	Mgmt. by Eldridge GP1 Atlas MezzCo LP
Eldridge GP1 Atlas GP LLC	DE	100%	by Eldridge GP1 Strategic Equity Fund GP LP
Eldridge GP1 Atlas GP, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge GP1 Atlas I LLC	DE	100%	by Eldridge GP1 Atlas FundingCo LP
Eldridge GP1 Atlas II LLC	DE	100%	by Eldridge GP1 Atlas FundingCo LP
Eldridge GP1 Atlas MezzCo LP	DE	0%	Mgmt. by Atlas MezzCo GP LLC
Eldridge GP1 Atlas MezzCo LP	DE	0%	Mgmt. by Eldridge GP1 Atlas Aggregator LP
Eldridge GP1 Atlas Offshore LP	CYM	0%	Mgmt. by Eldridge GP1 Atlas GP LLC
Eldridge GP1 Atlas Offshore LP	CYM	0%	Mgmt. by Eldridge GP1 Atlas US LLC
Eldridge GP1 Atlas US LLC	DE	100%	by Eldridge GP1 Atlas Co-Investors Offshore LP
Eldridge GP1 IPS Aggregator LP	DE	0%	Mgmt. by Eldridge GP1 SEF Holding, LLC
Eldridge GP1 IPS Aggregator LP	DE	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 IPS Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge GP1 Puris Aggregator LP	DE	0%	Mgmt. by Eldridge GP1 SEF Holding, LLC
Eldridge GP1 Puris Aggregator LP	DE	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 Puris Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge GP1 Raven Aggregator LP	DE	0%	Mgmt. by Eldridge GP1 SEF Holding, LLC
Eldridge GP1 Raven Aggregator LP	DE	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 Raven Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge GP1 SEF Atlas Cayman LP	CYM	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 SEF Atlas Cayman LP	CYM	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund Offshore LP – Series I
Eldridge GP1 SEF Holding, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge GP1 Strategic Equity Fund CIP LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge GP1 Strategic Equity Fund CIP LP	CYM	0%	Mgmt. by Eldridge GP, LLC
Eldridge GP1 Strategic Equity Fund Co-Invest LP	DE	0%	Mgmt. by Eldridge Industries Manager, LLC
Eldridge GP1 Strategic Equity Fund Co-Invest LP	DE	0%	Mgmt. by Eldridge Industries, LLC
Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1	CYM	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge GP1 Strategic Equity Fund GP LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge GP1 Strategic Equity Fund GP LP	CYM	0%	Mgmt. by Eldridge GP, LLC
25

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge GP1 Strategic Equity Fund L.P.	CYM	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge GP1 Strategic Equity Fund L.P.	CYM	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 Strategic Equity Fund LP	DE	0%	Mgmt. by Eldridge GP1 SEF Holding, LLC
Eldridge GP1 Strategic Equity Fund LP	DE	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 Strategic Equity Fund LP – Series I	CYM	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 Strategic Equity Fund LP – Series I	CYM	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund L.P.
Eldridge GP1 Strategic Equity Fund Offshore LP	DE	0%	Mgmt. by Eldridge GP1 SEF Holding, LLC
Eldridge GP1 Strategic Equity Fund Offshore LP	DE	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 Strategic Equity Fund Offshore LP – Series I	CYM	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 Strategic Equity Fund Offshore LP – Series I	CYM	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund Offshore LP
Eldridge GP1 Strategic Equity Fund-A L.P.	CYM	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge GP1 Strategic Equity Fund-A L.P.	CYM	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 Tandem Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge HBF II Holdings, LLC	DE	100%	by Hawk Trail, LLC
Eldridge HCC Investor LLC	DE	100%	by PD Holdings LLC
Eldridge HCC, LLC	DE	6.25%	by Eldridge HCC Investor LLC
Eldridge HI Funding, LLC	DE	100%	by Gladstone Portfolio Trust, LLC
Eldridge HIP Riverport Holdings LLC	DE	100%	by Skylark Portfolio Trust, LLC
Eldridge HNSF V Holdings, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Homodeus Funding LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge HS Funding LLC	DE	87.69%	by Morningside Portfolio Trust, LLC
Eldridge HS Funding LLC	DE	12.31%	by Walker Portfolio Trust, LLC
Eldridge HSCM Holdings, LLC	DE	100%	by Mammoth Ridge Discovery, LLC
Eldridge HZACS LLC	DE	100%	by Eldridge Industries, LLC
Eldridge IE Funding LLC	DE	60.39%	by Pinecrest Portfolio Trust, LLC
Eldridge IE Funding LLC	DE	100%	by Walker Portfolio Trust, LLC
Eldridge India Holdings II, LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge India Holdings, LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge Industries Manager, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Industries, LLC	DE	2.1%	by Bilbao-KCI, LLC
Eldridge Industries, LLC	DE	0%	by Echidna Capital LLC
Eldridge Industries, LLC	DE	2.7%	by EEH 2017, LLC
Eldridge Industries, LLC	DE	5.4%	by EEH 2017-EC, LLC
Eldridge Industries, LLC	DE	74.1%	by SBT Investors, LLC
Eldridge International Management Limited	Abu Dhabi	100%	by Eldridge Al Maryah, LLC
Eldridge Investors Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Investors, LLC	DE	100%	by Eldridge Investors Holdings, LLC
Eldridge IP Holdings II LLC	DE	81.75%	by Eldridge IP Holdings III LLC
Eldridge IP Holdings III LLC	DE	7.96%	by Armstrong Portfolio Trust, LLC
Eldridge IP Holdings III LLC	DE	22.88%	by Bedford Portfolio Trust, LLC
Eldridge IP Holdings III LLC	DE	69.17%	by Pinecrest Portfolio Trust, LLC
Eldridge IP Holdings LLC	DE	11.84%	by Armstrong Portfolio Trust, LLC
Eldridge IP Holdings LLC	DE	22.88%	by Bedford Portfolio Trust, LLC
Eldridge IP Holdings LLC	DE	65.29%	by Pinecrest Portfolio Trust, LLC
Eldridge IP Investor, LLC	DE	100%	by Eldridge Sports and Entertainment GP, LP
Eldridge Isar Funding LLC	DE	100%	by Winchester Portfolio Trust, LLC
26

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge Kamerra Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Kindbody Holdings LLC	DE	1.91%	by Canon Portfolio Trust, LLC
Eldridge Koho Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge KRNL Funding LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge LAD Holdings, LLC	DE	1.0%	by Eldridge Industries, LLC
Eldridge LAD Holdings, LLC	DE	99.0%	by SBC LAD Holdings, LLC
Eldridge Laylo Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge LPC Funding, LLC	DE	100%	by Primrose Portfolio Trust, LLC
Eldridge Lynx Funding LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Management Carry Holdings, LP	DE	0%	Mgmt. by Eldridge GP, LLC
Eldridge Management Carry Holdings, LP	DE	0%	Mgmt. by Eldridge Industries, LLC
Eldridge Management Holdings, LLC	DE	0%	Mgmt. by Eldridge GP, LLC
Eldridge Management Holdings, LLC	DE	0%	Mgmt. by Eldridge Industries, LLC
Eldridge MasterClass Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Media Group, LLC	DE	1.0%	by DCP Holdco I LLC
Eldridge Media Group, LLC	DE	99.0%	by Eldridge Media Holdings, LLC
Eldridge Media Holdings, LLC	DE	58.67%	by Ridge Media Holdings, LLC
Eldridge Media Publishing, LLC	DE	100%	by Eldridge Media Holdings, LLC
Eldridge MetroTech Holdings II LLC	DE	100%	by Eldridge Sharp Holdings LLC
Eldridge MetroTech Holdings, LLC	DE	100%	by Eldridge Sharp Holdings LLC
Eldridge MM CLO WH 2026-2, LLC	KS	100%	by SCF SB Investor, LLC
Eldridge Mojo Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge MSO Holdings LLC	DE	90.0%	by Eldridge Industries, LLC
Eldridge Netomi Holdings LLC	DE	100%	by Bedford Portfolio Trust, LLC
Eldridge Nexus Funding, LLC	DE	100%	by Note Funding 1892-2, LLC
Eldridge Odyssey Holdings, LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge OOSTO Holdings, LLC	DE	100%	by Eldridge Sharp Holdings LLC
Eldridge PayActiv Holdings LLC	DE	12.31%	by Canon Portfolio Trust, LLC
Eldridge PayActiv Holdings LLC	DE	11.72%	by Maple Portfolio Trust, LLC
Eldridge PayActiv Holdings LLC	DE	9.21%	by Mason Portfolio Trust, LLC
Eldridge PayActiv Holdings LLC	DE	11.72%	by Newton Portfolio Trust, LLC
Eldridge PayActiv Holdings LLC	DE	55.03%	by Oakridge Portfolio Trust, LLC
Eldridge PCH Holdings, LLC	DE	100%	by Vista Portfolio Trust, LLC
Eldridge Pixion Funding LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge Powerboard Holdings LLC	DE	100%	by Madison Portfolio Trust, LLC
Eldridge PPRO Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Puris Holdings, LLC	DE	100%	by Oakridge Portfolio Trust, LLC
Eldridge PVIII Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Qcode Holdings, LLC	DE	100%	by Eldridge AMD Holdings LLC
Eldridge Qloo Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge QuantaDT Holdings LLC	DE	100%	by Putnam Asset Holdings, LLC
Eldridge Raven Holdings LLC	DE	100%	by Eldridge GP1 Raven Holdings LLC
Eldridge RBUSA Holdings LLC	DE	30.87%	by Armstrong Portfolio Trust, LLC
Eldridge RBUSA Holdings LLC	DE	1.91%	by Canon Portfolio Trust, LLC
Eldridge RBUSA Holdings LLC	DE	9.17%	by Steamboat Portfolio Trust, LLC
Eldridge RBUSA Holdings LLC	DE	58.06%	by Wanamaker Portfolio Trust, LLC
Eldridge RDCP II Holdings, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge RDE Holdings, LLC	DE	100%	by Bedford Portfolio Trust, LLC
Eldridge Resilience Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge RJPC Holdings, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge ROS Holdings LLC	DE	100%	by Carlton Portfolio Trust, LLC
Eldridge Route Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge RV Holdings, LLC	KS	100%	by Sherwood Park, Inc.
27

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge S3-H Holdings LLC	DE	100%	by Dayton Funding II, LLC
Eldridge S3-R Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge SamCart Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge SCIH Holdings II LLC	DE	100%	by Dayton Funding II, LLC
Eldridge SCIH Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge SCIH-P Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge SCIH-S Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge SCPH Investor II LLC	DE	100%	by Dayton Funding II, LLC
Eldridge SCPH Investor LLC	DE	100%	by Mason Portfolio Trust, LLC
Eldridge SCPH, LLC	DE	3.06%	by Eldridge SCPH Investor LLC
Eldridge SCPH, LLC	DE	46.94%	by Eldridge SCPH Investor II LLC
Eldridge SE Co-Invest E, LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge SE Co-Invest E, LP	DE	100%	by Eldridge GP, LLC
Eldridge Services, LLC	DE	100%	by Eldridge Corporate Services, LLC
Eldridge SFLY Funding, LLC	DE	100%	by Potwin Place, LLC
Eldridge Sharp D LLC	DE	100%	by Eldridge Sharp Holdings LLC
Eldridge Sharp FC LLC	DE	100%	by Eldridge Sharp Holdings LLC
Eldridge Sharp FundingCo II GP LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Sharp FundingCo II LP	DE	0%	Mgmt. by Eldridge Sharp D LLC
Eldridge Sharp FundingCo II LP	DE	0%	Mgmt. by Eldridge Sharp FundingCo II GP LP
Eldridge Sharp Holdings II LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Sharp Holdings II LLC	DE	100%	by Eldridge Sharp Holdings III LLC
Eldridge Sharp Holdings III LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Sharp Holdings LLC	DE	100%	by Eldridge Sharp Holdings II LLC
Eldridge Sharp PB LLC	DE	100%	by Eldridge Sharp Holdings LLC
Eldridge Sharp PC LLC	DE	100%	by Eldridge Sharp Holdings LLC
Eldridge SHDG Holdings LLC	DE	100%	by Potwin Place, LLC
Eldridge SkyHive Holdings LLC	DE	100%	by Primrose Portfolio Trust, LLC
Eldridge SLCF IV Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge SME Advisers, LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge SME Co-Invest E, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge SMT Holdings LLC	DE	100%	by Glenville Portfolio Trust, LLC
Eldridge Snap! Holdings II LLC	DE	100%	by Oakridge Portfolio Trust, LLC
Eldridge Snap! Holdings LLC	DE	90.0%	by Oakridge Portfolio Trust, LLC
Eldridge Sports and Entertainment C GP, LLC	DE	0%	Mgmt. by Eldridge Sports and Entertainment GP, LP
Eldridge Sports and Entertainment Fund Aggregator A, LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Sports and Entertainment Fund Aggregator A, LP	DE	0%	Mgmt. by Eldridge Sports and Entertainment GP, LP
Eldridge Sports and Entertainment Fund Aggregator B, LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Sports and Entertainment Fund Aggregator B, LP	DE	0%	Mgmt. by Eldridge Sports and Entertainment C GP, LLC
Eldridge Sports and Entertainment Fund C, LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Sports and Entertainment Fund C, LP	DE	0%	Mgmt. by Eldridge Sports and Entertainment C GP, LLC
Eldridge Sports and Entertainment Fund LL, LP	DE	100%	by Eldridge Industries, LLC
Eldridge Sports and Entertainment Fund Offshore, LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Sports and Entertainment Fund Offshore, LP	DE	0%	Mgmt. by Eldridge Sports and Entertainment GP, LP
Eldridge Sports and Entertainment Fund, LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Sports and Entertainment Fund, LP	DE	0%	Mgmt. by Eldridge Sports and Entertainment GP, LP
28

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge Sports and Entertainment GP, LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Sports and Entertainment GP, LP	DE	0%	Mgmt. by Eldridge GP, LLC
Eldridge SpotOn Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge StandardVision Holdings, LLC	DE	100%	by Vista Portfolio Trust, LLC
Eldridge Stash Funding LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge Structured Credit Advisers, LLC	DE	100%	by ESCA Holdings, LLC
Eldridge Stucki Holdings, LLC	DE	100%	by Perry Park, LLC
Eldridge Tax Services Inc.	DE	100%	by Eldridge Business Services LLC
Eldridge TG Funding, LLC	CYM	100%	by Chain Bridge Opportunistic Funding Holdings, LLC
Eldridge Trent Rockets Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Tripledot Holdings LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge Truebill Funding, LLC	DE	20.0%	by Armstrong Portfolio Trust, LLC
Eldridge Truebill Funding, LLC	DE	80.0%	by Mason Portfolio Trust, LLC
Eldridge TTV VI Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge TTV-GL Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Tuvoli Holdings LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge Unqork Holdings II, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Unqork Holdings LLC	DE	70.0%	by Eldridge Unqork Holdings II, LLC
Eldridge Util Holdings, LLC	DE	100%	by Carlton Portfolio Trust, LLC
Eldridge Vanguard Holdings II, LLC	DE	100%	by Eldridge Defense & Security, LLC
Eldridge Vanguard Holdings, LLC	DE	100%	by Eldridge Vanguard Holdings II, LLC
Eldridge VG Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Viral Nation Holdings LLC	DE	96.27%	by Bedford Portfolio Trust, LLC
Eldridge Viral Nation Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Viral Nation Purchaseco Ltd.	CAN	100%	by Eldridge Viral Nation Holdings LLC
Eldridge VM Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Wealth Solutions, Inc.	KS	100%	by Eldridge, LLC
Eldridge Wellthy Funding LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge, LLC	DE	100%	by Eldridge Industries, LLC
Elia Management LLC	DE	100%	by A24 Films LLC
Elia Services LLC	DE	100%	by A24 Films LLC
Elm Portfolio Trust LLC	DE	100%	by EPH II, LLC
Elo Entertainment Inc.	DE	28.0%	by Eldridge ELO Funding LLC
ELPW Project Limited	GBR	100%	by A24 Films LLC
ELPW Rights LLC	GBR	100%	by A24 Films LLC
EMG AH LLC	DE	99.0%	by Eldridge Media Group, LLC
EMG HoldCo, LLC	DE	0%	Mgmt. by Eldridge Media Holdings, LLC
EMH AH LLC	DE	100%	by EMH II, LLC
EMH I, LLC	DE	100%	by Eldridge Media Holdings, LLC
EMH II, LLC	DE	100%	by Eldridge Media Holdings, LLC
EMH-PME Holdings, LLC	DE	100%	by Valence Media, LLC
EMH-PME LLC	DE	100%	by Eldridge Media Group, LLC
EMO Holdings, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Empty Suit, LLC	CA	100%	by MRC II Holdings, LP
Endless Encore LLC	DE	100%	by A24 Films LLC
Enemies LLC	DE	100%	by A24 Films LLC
Enemies Rights LLC	DE	100%	by A24 Films LLC
EPH Holdings II, LLC	DE	100%	by Eldridge Industries, LLC
EPH Holdings, LLC	DE	100%	by EPH Holdings II, LLC
EPH II, LLC	DE	100%	by EPH Holdings, LLC
EPH, LLC	DE	100%	by EPH II, LLC
Epic Aero, Inc.	DE	100%	by Flexjet, Inc.
29

Name	Jurisdiction	Percent of Voting Securities Owned
Epic Preferred Holdings II LLC	DE	84.595%	by Eldridge Epic Holdings, LLC
Epic Preferred Holdings II LLC	DE	15.405%	by Hillcrest Holdings, LLC
Epic Preferred Holdings LLC	DE	82.28%	by Harold Portfolio Trust, LLC
Epic Preferred Holdings LLC	DE	17.72%	by Madison Portfolio Trust, LLC
Equinox Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
ESCA Capital Administrator, LLC	DE	100%	by ESCA Holdings, LLC
ESCA Capital, LLC	DE	100%	by ESCA Holdings, LLC
ESCA Holdings, LLC	DE	100%	by Eldridge Capital Management, LLC
ESCA Services Holdings, LLC	DE	100%	by ESCA Holdings, LLC
ESCA Services, LLC	DE	99.0%	by ESCA Holdings, LLC
ESCA Services, LLC	DE	1.0%	by Panagram Services Holdings, LLC
Eternal Springs Productions LLC	NY	100%	by MRC II Holdings, LP
Eternity Film Productions Limited	GBR	100%	by A24 Films LLC
Eternity Productions LLC	DE	100%	by A24 Films LLC
Even Older CLT LLC	DE	100%	by A24 Films LLC
Everest Fuel Management, LLC	DE	100%	by Lenticular Energy Holdings, LLC
Evergreen Portfolio Trust, LLC	DE	100%	by EPH, LLC
Everly Holdings, LLC	DE	100%	by SBL Holdings, Inc.
Everly Incentive Plan, LLC	DE	100%	by Everly Holdings, LLC
Everly Life Insurance Company	WI	100%	by Everly Holdings, LLC
Everly, LLC	KS	100%	by Everly Holdings, LLC
Everywoman Limited	GBR	100%	by EW InvestCo Limited
EW InvestCo Limited	GBR	90.6%	by Cain PE LLC
EWM Private Equity Access I GP LLC	DE	100%	by Capital Integration Systems LLC
EWM Private Equity Access I, L.P.	DE	0%	Mgmt. by EWM Private Equity Access I GP LLC
Faces Off LLC	DE	100%	by After The Fact LLC
Fairchild Place Ltd	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
Fairfield Portfolio Trust, LLC	DE	100%	by EPH, LLC
Fairgrave Omlie, LLC	OH	100%	by One Sky Flight, LLC
Falcon Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
False Positive LLC	DE	100%	by After The Fact LLC
Family Secret Productions, Inc.	DE	100%	by DCP Holdco I LLC
Fang Shui, LLC	DE	100%	by MRC II Holdings, LP
FC Virginia Soccer Club LLC	VA	100%	by Cain International LP
FDC Investment Partners VIII GP LLC	DE	100%	by Capital Integration Systems LLC
FDC Investment Partners VIII, L.P.	DE	0%	Mgmt. by FDC Investment Partners VIII GP LLC
Fear Farm Holdings, LLC	AZ	100%	by 13 FEG Haunted Holdings, LLC
Fental Investments SLU	LUX	100%	by Blackbrook Property Holdings SARL
Fever Lake LLC	LA	100%	by After The Fact LLC
Fevo Czech s.r.o.	Czech Republic	100%	by Fevo, Inc.
Fevo d.o.o. Beograd	Serbia	100%	by Fevo, Inc.
Fevo, Inc.	DE	20.19%	by Wanamaker Portfolio Trust, LLC
FGC 101 Maiden, LLC	NY	100%	by Fields GC, LLC
FGC 24 E12, LLC	DE	100%	by Fields GC, LLC
FGC 275 Madison, LLC	NY	100%	by Fields GC, LLC
FGC 304 PAS, LLC	NY	100%	by Fields GC, LLC
FGC 599 Lexington, LLC	NY	100%	by Fields GC, LLC
FGNY ParentCo Holdings, LLC	DE	86.5%	by Eldridge FGNY LLC
FHI Holdings LLC	DE	100%	by FHI Investor, LLC
FHI Investor, LLC	DE	37.81%	by Eldridge FHI Investor II, LLC
FHI Investor, LLC	DE	62.19%	by Eldridge FHI Investor LLC
Field Point Portfolio Trust, LLC	DE	100%	by Eldridge Industries, LLC
30

Name	Jurisdiction	Percent of Voting Securities Owned
Fields GC, LLC	NY	56.0%	by Aurify Brands, LLC
Film Expo Group Holdings LLC	DE	85.7%	by Eldridge FEG Holdings LLC
Film Expo Group Intermediate Holdings, LLC	DE	100%	by Film Expo Group Holdings LLC
Film Expo Group LLC	DE	99.0%	by Film Expo Group Holdings LLC
FilmNation Partners, LLC	DE	20.2%	by MRC II Distribution Company, L.P.
First Security Benefit Life Insurance and Annuity Company of New York	NY	100%	by SBL Holdings, Inc.
Fish Tacos NY 1, LLC	NY	61.6%	by Aurify Fish Tacos Holdings, LLC
Flexjet Holdings Malta Limited	Malta	100%	by Flexjet International, DAC
Flexjet International, DAC	Ireland	49.0%	by Flexjet Limited
Flexjet Limited	GBR	100%	by One Sky Flight, LLC
Flexjet Operations Ltd.	GBR	100%	by Flexjet International, DAC
Flexjet Operations Malta Limited	Malta	100%	by Flexjet Malta Holdings Limited
Flexjet Vertical Lift, LLC	DE	100%	by One Sky Flight, LLC
Flexjet, Inc.	DE	5.17%	by Big Springs, LLC
Flexjet, Inc.	DE	15.67%	by Eldridge EA Holdings, LLC
Flexjet, Inc.	DE	6.89%	by Epic Preferred Holdings II LLC
Flexjet, Inc.	DE	3.41%	by Epic Preferred Holdings LLC
Flexjet, LLC	GBR	100%	by One Sky Flight, LLC
FLF Invest EOOD	Bulgaria	100%	by Grayalfa Holdings Ltd
Flight Options, LLC	DE	100%	by One Sky Flight, LLC
Flint Rock Portfolio Trust, LLC	DE	100%	by EPH, LLC
Flip the Script, LLC	DE	100%	by Sugar23, Inc.
Fort Pruf Rock Mezz LLC	DE	100%	by Fort Pruf Rock Parent LLC
Fort Pruf Rock Parent LLC	DE	50.0%	by CI FLL Holdings, LLC
Fort Pruf Rock Trustee LLC	DE	100%	by Fort Pruf Rock Mezz LLC
Fortwell Capital Limited	GBR	95.0%	by ECM UK Holdings Limited
Fortwick 1 LP	Scotland	71.25%	by Fortwell Capital Limited
Fox River Investments, LLC	DE	100%	by Spoon River Investments, LLC
FPR 1 Member LLC	DE	100%	by Fort Pruf Rock Parent LLC
FPR 1 Mezz LLC	DE	100%	by FPR Investor LLC
FPR 1 PropCo LLC	DE	100%	by FPR 1 Mezz LLC
FPR Investor LLC	DE	100%	by FPR 1 Member LLC
FPR US 1 LLC	DE	100%	by Fort Pruf Rock Parent LLC
Franklin Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Free State Funding, LLC	KS	100%	by Sherwood Park, Inc.
FreezeCorp LLC	DE	100%	by A24 Films LLC
Frimpse Film Productions Ltd	CAN	100%	by Frimpse LLC
Frimpse LLC	CA	100%	by MRC II Holdings, LP
Fulwell Cain Studios Limited	GBR	100%	by CI SF Holdings Limited
Fulwell Investor, LP	DE	100%	by Eldridge Sports and Entertainment GP, LP
Fulwell Member U.S. Holdco, Inc.	GBR	32.0%	by Valence FW73, LLC
Fulwell Member UK Holdco Limited	GBR	32.0%	by Valence FW73, LLC
Fusion PBSA Platform Limited	GBR	33.3%	by CI UK Master Holdings Limited
Future Autumn LLC	DE	100%	by After The Fact LLC
Future to the Back Limited	GBR	100%	by A24 Films LLC
FX Leasing, LLC	DE	100%	by SCF Aviation Capital LLC
FX Notes LLC	DE	100%	by SCF Aviation Capital LLC
FXSolutions, LLC	DE	100%	by One Sky Flight, LLC
Galinda Park, LLC	DE	100%	by Chain Bridge Opportunistic Funding Holdings, LLC
Galliard Developments Ltd	GBR	100%	by GDL Holdco Limited
Galliard Group Limited	GBR	4.8%	by CI GGL Limited
31

Name	Jurisdiction	Percent of Voting Securities Owned
Gamma Media Holdings UK LTD	GBR	100%	by Gamma Media Holdings, LLC
Gamma Media Holdings, LLC	DE	43.50%	by Flint Rock Portfolio Trust, LLC
Garfield Park, LLC	KS	100%	by Sherwood Park, Inc.
GC Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
GDL (Millharbour) Ltd	GBR	100%	by Galliard Developments Ltd
GDL (Romford) Limited	GBR	100%	by Galliard Developments Ltd
GDL (TCRW) Limited	GBR	100%	by Galliard Developments Ltd
GDL (Tower Bridge Road) Limited	GBR	70.0%	by Galliard Developments Ltd
GDL Holdco Limited	GBR	0%	Board rights held by CH Capital A Holdings LLc
GEC Finance, LLC	DE	100%	by Eldridge Industries, LLC
Generate Entertainment, LLC	DE	100%	by DCP Holdings DE, LLC
Gennessee Insurance Agency, LLC	DE	100%	by SBL Holdings, Inc.
G-Form Incentive Plan, LLC	DE	100%	by Eldridge G-Form Holdings LLC
G-Form, LLC	RI	23.50%	by Wanamaker Portfolio Trust, LLC
Ghost Shift LLC	DE	100%	by A24 Films LLC
Ghost Shift Rights LLC	DE	100%	by A24 Films LLC
Gizer Inc.	DE	26.23%	by Eldridge Gizer Funding LLC
Gladstone Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Glenville Portfolio Trust, LLC	DE	100%	by EPH, LLC
Glow Holdings, LLC	DE	100%	by Pumpkin Fest Holdings, LLC
GLT Private Alts Fund I, L.P.	DE	0%	Mgmt. by CAIS GLT Private Alts Fund I GP LLC
Golden Dragons, LLC	CA	100%	by MRC II Holdings, LP
Golden Globes Holdings, LLC	DE	33.3%	by EMH-PME LLC
Golden Globes, LLC	DE	60.0%	by Golden Globes Holdings, LLC
Got a Little Sloppy LLC	DE	100%	by A24 Films LLC
Got A Little Sloppy Productions Inc.	CAN	100%	by Mother Mary Rights LLC
Granger Portfolio Trust, LLC	DE	100%	by EPH, LLC
Grayalfa Holdings Ltd	Cyprus	100%	by Devenetco Ltd
GRE Austin, LLC	DE	100%	by Great Room Escape, LLC
GRE Chicago, LLC	DE	100%	by Great Room Escape, LLC
GRE Cincinnati, LLC	DE	100%	by Great Room Escape, LLC
GRE Cleveland, LLC	DE	100%	by Great Room Escape, LLC
GRE Columbus, LLC	OH	100%	by Great Room Escape, LLC
GRE Dallas, LLC	DE	100%	by Great Room Escape, LLC
GRE Denver, LLC	DE	100%	by Great Room Escape, LLC
GRE Houston, LLC	TX	100%	by Great Room Escape, LLC
GRE Jacksonville, LLC	FL	100%	by Great Room Escape, LLC
GRE Nashville, LLC	TN	100%	by Great Room Escape, LLC
GRE San Antonio, LLC	DE	100%	by Great Room Escape, LLC
GRE Tempe, LLC	DE	100%	by Great Room Escape, LLC
Great Green Room, LLC	CA	100%	by MRC II Holdings, LP
Great Room Escape, LLC	CO	100%	by 13FEG Ops, LLC
Greatest Night, LLC	CA	100%	by MRC Documentary, L.P.
Greenview Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Grigg Portfolio Trust, LLC	DE	100%	by EPH, LLC
Grove Lane Portfolio Trust, LLC	DE	100%	by EPH, LLC
Guacamole Airlines LLC	DE	100%	by A24 Films LLC
Gun & Radio, LLC	CA	100%	by MRC Documentary, L.P.
GV 667, LLC	DE	100%	by Air Eldridge LLC
GVI 6109, LLC	DE	100%	by Air Eldridge LLC
GVI 6274, LLC	DE	100%	by Air Eldridge LLC
GVI 7019, LLC	DE	100%	by Air Eldridge LLC
GYKIT, LLC	CA	100%	by MRC Documentary Holdings, LLC
32

Name	Jurisdiction	Percent of Voting Securities Owned
Halfnelson Films UK Limited	GBR	100%	by MRC II Holdings, LP
Halfnelson Films, LLC	CA	100%	by MRC II Holdings, LP
Halo Aviation Ltd.	GBR	100%	by Flexjet Operations Ltd.
Hamilton Portfolio Trust LLC	DE	100%	by EPH, LLC
Hamilton Portfolio Trust LLC	DE	100%	by EPH, LLC
Harold Portfolio Trust, LLC	DE	100%	by EPH, LLC
Harsh Times, LLC	DE	30.0%	by MRC Investments, LLC
Hawk Trail, LLC	DE	100%	by Security Benefit Life Insurance Company
Hibernation Season Inc.	CAN	100%	by A24 Films LLC
High Roller Productions LLC	CA	100%	by MRC II Holdings, LP
Highland Peak Asset Holdings, LLC	DE	100%	by Highland Peak Trust
Highland Peak FA Holdings, LLC	NJ	100%	by Highland Peak Trust
Highland Peak Trust	DE	100%	by EPH Holdings, LLC
Hillcrest Holdings, LLC	KS	100%	by Dayton Funding, LLC
Hillside Portfolio Trust, LLC	DE	100%	by EPH, LLC
HM DevCo Limited	GBR	100%	by Honey Monster Limited
Holliday Park, LLC	KS	100%	by Dayton Funding, LLC
Honey Monster Limited	GBR	100%	by CI HM InvestCo Limited
HoneyMonster HoldCo 1 Limited	GBR	100%	by Honey Monster Limited
HoneyMonster HoldCo 2 Limited	GBR	100%	by HoneyMonster HoldCo 1 Limited
Horizon Sponsor, LLC	DE	30.33%	by Eldridge HZACS LLC
Horseball Enterprises LLC	DE	100%	by A24 Films LLC
Horseball Rights LLC	DE	100%	by A24 Films LLC
Hot Costs LLC	DE	100%	by A24 Films LLC
Hot Sauce LLC	CA	100%	by MRC II Holdings, LP
Hotel Sales Services (Private) Limited	Sri Lanka	100%	by Amanresorts Management B.V.
House Claw LLC	LA	100%	by After The Fact LLC
House of Torment LLC	TX	100%	by 13 FEG Haunted Holdings, LLC
Hungry City, LLC	DE	100%	by MRC II Holdings, LP
Hypercolor, LLC	CA	100%	by MRC II Holdings, LP
Hyphen Hyphen LLC	DE	100%	by After The Fact LLC
HZACS CI, LLC	DE	0%	Mgmt. by Eldridge HZACS LLC
IDF V, LLC	DE	100%	by Security Benefit Life Insurance Company
IDF VI, LLC	DE	100%	by Security Benefit Life Insurance Company
Illuminarium Investor, LLC	DE	100%	by Eldridge Sports and Entertainment GP, LP
Industry Standard Pictures LLC	DE	100%	by A24 Films LLC
Into Drama LLC	DE	100%	by A24 Films LLC
ITE Equipment Leasing Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
ITE Equipment Leasing Access Fund, L.P.	DE	0%	Mgmt. by ITE Equipment Leasing Access Fund GP LLC
ITTF LLC	DE	100%	by A24 Films LLC
ITTF Rights LLC	DE	100%	by A24 Films LLC
Ivory Fort, LLC	KS	100%	by Sherwood Park, Inc.
Janu Boat (Cayman) Limited	CYM	100%	by Mana Holdco Limited
JANU BOAT FINCO LIMITED	GBR	100%	by Mana Holdco Limited
Jazz Hands Motion Picture Group LLC	DE	100%	by A24 Films LLC
Jefferson Square 1892, LLC	DE	100%	by Dayton Funding, LLC
Jellybean Ghost LLC	DE	100%	by A24 Films LLC
JetCorp Technical Services, Inc.	MO	100%	by Fairgrave Omlie, LLC
JJ Concepts Limited	GBR	50.0%	by Cain PE (UK) Limited
JJ ISQ Limited	GBR	100%	by JJ Concepts Limited
Joe Cross For Mayor LLC	DE	92.5%	by A24 Films LLC
Joe Cross For Mayor Rights LLC	DE	100%	by A24 Films LLC
33

Name	Jurisdiction	Percent of Voting Securities Owned
Jola20, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
JP Initiative, LLC	DE	100%	by Eldridge Business Services LLC
Juno Albatros, S.L.U.	Spain	100%	by Juno Holdings Spain 1, S.L.U.
Juno CB 1, S.L.U.	Spain	100%	by Juno Holdings Spain 2, S.L.U.
Juno Corn, S.L.U.	Spain	100%	by Juno Holdings Spain 1, S.L.U.
Juno Holdings Lux 2 S.a.r.l	LUX	100%	by Juno Holdings Lux I S.a.r.l
Juno Holdings Lux 3 S.a.r.l.	LUX	100%	by Juno Holdings Lux I S.a.r.l
Juno Holdings Lux I S.a.r.l	LUX	95.0%	by Juno Holdings Lux Sarl
Juno Holdings Lux M Sarl	LUX	100%	by Juno Holdings Lux Sarl
Juno Holdings Lux Sarl	LUX	100%	by CIEF1 UK Holdings Limited
Juno Holdings Spain 1, S.L.U.	Spain	100%	by Juno Holdings Lux 2 S.a.r.l
Juno Holdings Spain 2, S.L.U.	Spain	100%	by Juno Holdings Lux 3 S.a.r.l.
Katana Rights LLC	DE	100%	by A24 Films LLC
Kaw Valley Capital, LLC	DE	100%	by Eldridge Wealth Solutions, Inc.
Kebramatix Lda	LUX	50.0%	by Simpatica Decisao Unipessoal Lda.
Keep Spitballing LLC	DE	100%	by A24 Films LLC
Keshet/dcp LLC	DE	50.0%	by PME-DCP HoldCo, LLC
KMA Gems LLC	DE	100%	by After The Fact LLC
Knight Takes King Productions, LLC	DE	100%	by MRC II Holdings, LP
Knoema IT Solutions India Private Limited	India	100%	by Seek Data LLC
Koryfeum GmbH	LUX	10.1%	by CI Koryfeum Sarl
Krakow Office Park B.V.	Netherlands	90.0%	by CIEF1 UK Holdings Limited
KV IX Access GP LLC		100%	by Capital Integration Systems LLC
KV IX Access, L.P.	DE	0%	Mgmt. by KV IX Access GP LLC
KWCI GP	Ireland	50.0%	by Cain International European Real Estate Opportunity Fund I GP Limited
KWCI LP	NJ	50.0%	by CI CB3 Subfund
KWSB Real Estate Venture I, LLC	DE	80.0%	by EKW Holdings LLC
KWSB Real Estate Venture II, LLC	DE	80.0%	by EKW Holdings II LLC
KWSB Real Estate Venture III, LLC	DE	80.0%	by EKW Holdings III LLC
KWSB Real Estate Venture IV, LLC	DE	80.0%	by EKW Holdings IV LLC
Last Rider Productions UK Limited	GBR	100%	by MRC Documentary, L.P.
Last Rider Productions, LLC	CA	100%	by MRC Documentary, L.P.
LB 1140 Broadway, LLC	NY	100%	by Little Beet, LLC
LB 125 Park, LLC	NY	100%	by Little Beet, LLC
LB 1291 First Avenue, LLC	DE	100%	by Little Beet, LLC
LB 148 Madison, LLC	NY	100%	by Little Beet, LLC
LB 320 Park, LLC	NY	100%	by Little Beet, LLC
LB Bryant Park, LLC	NY	100%	by Little Beet, LLC
LB City Vista, LLC	DE	100%	by Little Beet, LLC
LB Newport Center, LLC	NY	100%	by Little Beet, LLC
LB Roosevelt Field, LLC	NY	100%	by Little Beet, LLC
LB Sub W50, LLC	NY	100%	by LB W50, LLC
LB W50, LLC	NY	100%	by Little Beet, LLC
LB Westchester, LLC	NY	100%	by Little Beet, LLC
LB Westport, LLC	DE	100%	by Little Beet, LLC
Leadoff Investments, LLC	DE	100%	by SBT Investors, LLC
Legs Film Rights LLC	DE	100%	by A24 Films LLC
Lenox Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Lenticular Energy Holdings, LLC	DE	11.73%	by Eldridge 4AIR Holdings LLC
Lenticular Energy Holdings, LLC	DE	7.17%	by Eldridge EA Holdings, LLC
Lenticular Energy Holdings, LLC	DE	1.04%	by Eldridge Tuvoli Holdings LLC
Lenticular Energy Holdings, LLC	DE	5.52%	by Epic Preferred Holdings II LLC
34

Name	Jurisdiction	Percent of Voting Securities Owned
Lenticular Energy Holdings, LLC	DE	1.56%	by Epic Preferred Holdings LLC
Let Them Comes LLC	DE	100%	by A24 Films LLC
Life is Beautiful Holdings, LLC	DE	32.32%	by Rolling Stone LLC
Life Products Solutions Group, LLC	FL	100%	by Zinnia Tech Solutions LLC
Life.io, LLC	DE	100%	by Zinnia Tech Solutions LLC
Linda Margaret Rae LLC	DE	100%	by After The Fact LLC
Little Beet Brands Holdings, LLC	DE	100%	by Aurify Brands Holdings, LLC
Little Beet Table, LLC	NY	100%	by Aurify Brands Holdings, LLC
Little Beet, LLC	NY	98.0%	by Aurify Brands Holdings, LLC
Little Bluestem, LLC	KS	100%	by Sherwood Park, Inc.
Liverpool Holdings Limited	GBR	100%	by CI-F Zenith UK Holdings Limited
Livingston Portfolio Trust, LLC	DE	100%	by Ruby Portfolio Trust, LLC
LME1 Limited	GBR	100%	by Competitive Socialising Limited
Lockwood Portfolio Trust, LLC	DE	100%	by EPH, LLC
Locust Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Lost in the Andes, LLC	CA	100%	by MRC Documentary, L.P.
LPQ Sailboat Pond, Inc.	DE	100%	by APQ Sailboat Pond NY, LLC
LPQ USA, LLC	DE	100%	by Aurify Brands, LLC
LR Special Limited	GBR	100%	by A24 Films LLC
LSPW Project Limited	GBR	100%	by A24 Films LLC
LSPW Rights LLC	DE	100%	by A24 Films LLC
Luminate Data Holdings, LLC	DE	100%	by PME TopCo, LLC
Luminate Data, LLC	DE	100%	by Luminate Data Holdings, LLC
Luxury Linoleum LLC	DE	100%	by A24 Films LLC
Madison Portfolio Trust, LLC	DE	100%	by EPH, LLC
MAG Finance, LLC	KS	100%	by Dornwood Park,LLC
Magnolia Portfolio Trust, LLC	DE	100%	by EPH, LLC
Maman sait mieux Productions Inc.	CAN	100%	by A24 Sunset LLC
Mammoth Ridge Discovery, LLC	KS	100%	by Sherwood Park, Inc.
Mana BH LLC	DE	100%	by Mana Holdco Limited
Mana Holdco Limited	GBR	100%	by Moto Investco Limited
Mana OpCo Limited	GBR	100%	by Moto Investco Limited
Maple Hill, LLC	KS	100%	by Sherwood Park, Inc.
Maple Portfolio Trust, LLC	DE	100%	by EPH, LLC
Maranon Capital Ultimate General Partner LLC	DE	100%	by Eldridge Capital Management, LLC
Maranon Centre Street Executive Fund LP	DE	99.00%	by Eldridge Credit Advisers, LLC
Maranon Centre Street General Partner, LP	DE	100%	by Maranon Capital Ultimate General Partner LLC
Maranon Centre Street Partnership LP	DE	0%	Mgmt. by Maranon Centre Street General Partner, LP
Maranon Centre Street SPV LLC	DE	100%	by Maranon Centre Street Partnership LP
Maranon Centre-B Street Partnership LP	DE	0%	Mgmt. by Maranon Centre Street General Partner, LP
Maranon Centre-B Street SPV LLC	DE	100%	by Maranon Centre-B Street Partnership LP
Maranon Holdings, LLC	DE	100%	by Eldridge Capital Management, LLC
Maranon Loan Funding 2026-1 WH, LLC	KS	100%	by Ruby Slipper Pair, LLC
Maranon Management LLC	DE	100%	by Eldridge Credit Advisers, LLC
Maranon Mezzanine Fund II, LP	DE	0%	Mgmt. by Maranon Mezzanine GP II, LP
Maranon Mezzanine GP II, LP	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Mezzanine Offshore Fund II, LP	CYM	0%	Mgmt. by Maranon Mezzanine GP II, LP
Maranon Partners, LLC	KS	60.98%	by Eldridge Capital Management, LLC
Maranon Senior Credit Fund II-B, LP	DE	0%	Mgmt. by Maranon Senior Credit GP II, L.P.
Maranon Senior Credit Fund IX DB, L.P.	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit Fund IX GP, L.P.	DE	100%	by Maranon Capital Ultimate General Partner LLC
35

Name	Jurisdiction	Percent of Voting Securities Owned
Maranon Senior Credit Fund IX, LLC	DE	100%	by Maranon Senior Credit Fund IX DB, L.P.
Maranon Senior Credit Fund IX, LLC	DE	0%	Mgmt. by Maranon Senior Credit Fund IX GP, L.P.
Maranon Senior Credit Fund V-Onshore SPV LLC	DE	100%	by Maranon Senior Credit Strategies Fund V-Levered, LP
Maranon Senior Credit GP II, L.P.	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit IV, LLC	KS	100%	by Sherwood Park, Inc.
Maranon Senior Credit Opportunities Fund SPV GP, LP	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit Opportunities Fund SPV II, LLC	DE	0%	Mgmt. by Maranon Senior Credit Opportunities Fund SPV II, LP
Maranon Senior Credit Opportunities Fund SPV II, LP	DE	0%	Mgmt. by Maranon Senior Credit Opportunities Fund SPV GP, LP
Maranon Senior Credit Opportunities Fund SPV III, LLC	DE	0%	Mgmt. by Maranon Senior Credit Opportunities Fund SPV II, LP
Maranon Senior Credit Opportunities Fund SPV III, LP	DE	0%	Mgmt. by Maranon Senior Credit Opportunities Fund SPV GP, LP
Maranon Senior Credit Opportunities Fund SPV, LLC	DE	0%	Mgmt. by Maranon Senior Credit Opportunities Fund SPV, LP
Maranon Senior Credit Opportunities Fund SPV, LP	DE	100%	by Maranon Senior Credit Opportunities Fund SPV GP, LP
Maranon Senior Credit Strategies Fund V-Levered, LP	DE	0%	Mgmt. by Maranon Senior Credit Strategies GP V, LP
Maranon Senior Credit Strategies Fund V-Unlevered, LP	DE	0%	Mgmt. by Maranon Senior Credit Strategies GP V, LP
Maranon Senior Credit Strategies Fund X GP, L.P.	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit Strategies Fund XIII DB, LLC	DE	0%	Mgmt. by Maranon Senior Strategies Fund XIII GP, L.P.
Maranon Senior Credit Strategies Fund XIV GP, L.P.	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit Strategies Fund XIV, L.P.	DE	0%	Mgmt. by Maranon Senior Credit Strategies Fund XIV GP, L.P.
Maranon Senior Credit Strategies Fund X-Levered, L.P.	DE	0%	Mgmt. by Maranon Senior Credit Strategies Fund X GP, L.P.
Maranon Senior Credit Strategies Fund X-Unlevered, L.P.	DE	0%	Mgmt. by Maranon Senior Credit Strategies Fund X GP, L.P.
Maranon Senior Credit Strategies GP V, LP	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit X-Levered SPV, LLC	DE	100%	by Maranon Senior Credit Strategies Fund X-Levered, L.P.
Maranon Senior Rated Fund I LLC	DE	0%	Mgmt. by Eldridge Credit Advisers, LLC
Maranon Senior Strategies Fund XIII GP, L.P.	DE	100%	by Maranon Capital Ultimate General Partner LLC
Maranon Senior Strategies Fund XIII, L.P.	DE	100%	by Maranon Senior Credit Strategies Fund XIII DB, LLC
Maranon Services Corp.	DE	100%	by Eldridge Credit Advisers, LLC
Maranon Services, LLC	DE	99.9%	by Eldridge Credit Advisers, LLC
Maranon Services, LLC	DE	0.1%	by Maranon Services Corp.
Mark the Squid Limited	GBR	100%	by A24 Films LLC
Marty Post Inc.	CAN	100%	by ITTF Rights LLC
MASH EI Holdco, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Maslow's Group LLP	GBR	0%	Board rights held by Cain PE LLC
Maslow's Kensington Employee Co Limited	GBR	100%	by Maslow's UK Services Ltd
Maslow's UK Services Ltd	GBR	100%	by Maslow's Group LLP
36

Name	Jurisdiction	Percent of Voting Securities Owned
Mason Portfolio Trust, LLC	DE	100%	by EPH, LLC
Massive Noise Holdings, LLC	DE	100%	by 13FEG Ops, LLC
Massive Noise LLC	CO	100%	by Massive Noise Holdings, LLC
Mayfair Portfolio Trust, LLC	DE	100%	by EPH, LLC
McBride Portfolio Trust, LLC	DE	100%	by Eldridge Finco, LLC
Meadowlark Funding LLC	KS	100%	by Dayton Funding, LLC
Media Rights Capital II, LLC	DE	100%	by MRC III Holdings, LLC
Media Rights Capital III, LLC	DE	0.94%	by DCP Holdco I LLC
Media Rights Capital III, LLC	DE	36.56%	by EMG HoldCo, LLC
Meez Culinary Solutions, Inc.	DE	14.9%	by Aurify Brands Management, LLC
Meez Culinary Solutions, Inc.	DE	85.1%	by Aurify Brands, LLC
Mellotron, LLC	DE	40.0%	by Carlostron, LLC
Melt Shop Enterprises, LLC	NY	100%	by Melt Shop, LLC
Melt Shop, LLC	NY	96.5%	by Aurify Brands Holdings, LLC
Meriden Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Merriam Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
MF Master Seed Co., LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
MF Seed Co, LLC	DE	100%	by MF Master Seed Co, LLC
MG Warwick Street HoldCo Limited	GBR	100%	by Maslow's Group LLP
MG Warwick Street OpCo Limited	GBR	100%	by MG Warwick Street HoldCo Limited
MG Warwick Street PropCo Limited	GBR	100%	by MG Warwick Street HoldCo Limited
Miami Waterfront Ventures Mezz, LLC	DE	100%	by CHE South Brickell LLC
Miami Waterfront Ventures Parent, LLC	DE	60.0%	by CHE South Brickell LLC
Miami Waterfront Ventures, LLC	DE	100%	by CHE South Brickell LLC
Millway Drive LLC	DE	100%	by A24 Films LLC
Mine Creek, LLC	KS	100%	by Sherwood Park, Inc.
Ministry of Arts and Interrogation LLC	DE	100%	by A24 Films LLC
Ministry of Creative Reasoning LLC	DE	100%	by After The Fact LLC
Miss Gabler Productions LLC	DE	100%	by A24 Films LLC
Misty Green LLC	DE	100%	by A24 Films LLC
Misty Rights LLC	DE	100%	by A24 Films LLC
MK Debt, LLC	DE	100%	by LPQ USA, LLC
MK USA, LLC	DE	100%	by LPQ USA, LLC
Momijigaoka Shukusha Jigyo Tokutei Mokuteki Kaisha	Japan	74.0%	by AP Hakone Pte. Limited
Monarch Field, LLC	KS	100%	by Security Benefit Life Insurance Company
Monoceros Media LLC	DE	100%	by A24 Films LLC
Monoceros Post Inc.	CAN	100%	by A24 Sunset LLC
Monroe Portfolio Trust, LLC	DE	100%	by Eldridge Industries, LLC
Monsters of God LLC	DE	100%	by A24 Films LLC
Monterey Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Monterra Asset Holdings, LLC	DE	100%	by Monterra Trust
Monterra FA Holdings, LLC	NJ	100%	by Monterra Trust
Monterra Trust	DE	100%	by EPH Holdings, LLC
Montgomery Portfolio Trust, LLC	DE	100%	by EPH, LLC
Moore Portfolio Trust, LLC	DE	100%	by EPH, LLC
Morning People LLC	DE	100%	by Elia Management LLC
Morningside Portfolio Trust, LLC	DE	100%	by EPH, LLC
Morse Code UK Films Limited	GBR	100%	by MRC II Holdings, LP
Morse Code, LLC	CA	100%	by MRC II Holdings, LP
Mosaic Media Investment Partners, LLC	DE	100%	by DCP Holdings DE, LLC
Mother Knows Post LLC	DE	100%	by A24 Films LLC
Mother Mary Rights LLC	DE	100%	by A24 Films LLC
37

Name	Jurisdiction	Percent of Voting Securities Owned
Moto Investco Limited	GBR	13.33%	by Atlas Venture Investment LP
Mountains & Rivers LLC	DE	100%	by A24 Films LLC
MPQ 1377 Sixth Avenue, LLC	NY	100%	by MK USA, LLC
MPQ 1400 Broadway, LLC	NY	100%	by MK USA, LLC
MPQ 1535 Third Avenue LLC	NY	100%	by MK USA, LLC
MPQ 1800 Broadway, LLC	NY	100%	by MK USA, LLC
MPQ 2161 Broadway, LLC	NY	100%	by MK USA, LLC
MPQ 339 Seventh Avenue, LLC	NY	100%	by MK USA, LLC
MPQ 370 Lexington, LLC	NY	100%	by MK USA, LLC
MPQ 400 Fifth Avenue, LLC	NY	100%	by MK USA, LLC
MPQ 685 Third Avenue, LLC	NY	100%	by MK USA, LLC
MPQ 688 Bronx HoldCo, LLC	DE	100%	by MK USA, LLC
MPQ 921 Broadway, LLC	NY	100%	by MK USA, LLC
MPQ Bronx Commissary, LLC	NY	100%	by MK USA, LLC
MRC Documentary Holdings, LLC	DE	100%	by Media Rights Capital II, LLC
MRC Documentary, L.P.	DE	99.9%	by Media Rights Capital II, LLC
MRC I Hedge Co, LLC	DE	100%	by MRC II Holdings, LP
MRC I Project Co, LLC	DE	100%	by MRC II Holdings, LP
MRC II Distribution Company, L.P.	DE	99.9%	by Media Rights Capital II, LLC
MRC II Holdings, LP	DE	99.9%	by MRC II Distribution Company, L.P.
MRC II Sub GP, LLC	DE	100%	by Media Rights Capital II, LLC
MRC III Holdings, LLC	DE	100%	by Media Rights Capital III, LLC
MRC International Distribution Company, Inc.	DE	100%	by MRC II Distribution Company, L.P.
MRC Investments, LLC	DE	100%	by Media Rights Capital II, LLC
MRC360, LLC	CA	100%	by MRC II Holdings, LP
MS 101 Maiden, LLC	NY	100%	by Melt Shop, LLC
MS Menlo Park, LLC	NY	100%	by Melt Shop, LLC
MS Roosevelt Field, LLC	NY	100%	by Melt Shop, LLC
MS Smith Haven, LLC	NY	100%	by Melt Shop, LLC
MS Special Events, LLC	NY	100%	by Melt Shop, LLC
MS Staten Island, LLC	NY	100%	by Melt Shop, LLC
MS Sub W50, LLC	NY	100%	by MS W50, LLC
MS W26, LLC	NY	100%	by Melt Shop, LLC
MS W50, LLC	NY	100%	by Melt Shop, LLC
MS W52, LLC	NY	100%	by Melt Shop, LLC
MS Westchester, LLC	NY	100%	by Melt Shop, LLC
Mulberry Portfolio Trust LLC	DE	100%	by EPH, LLC
Music Business Worldwide Limited (UK)	GBR	50.0%	by PME Holdings, LLC
N318MM, LLC	KS	50.0%	by Eldridge Wealth Solutions, Inc.
Nashville Nightmare, LLC	TN	100%	by Nightmare Holdings, LLC
NBT Holdings, LLC	DE	97.0%	by Venture Brand Management LLC
Neptune Co.	CYM	50.0%	by Janu Boat (Cayman) Limited
Net-Net Worldwide LLC	DE	100%	by A24 Films LLC
New Fortwick 1 GP Limited	Scotland	100%	by ECM UK Holdings Limited
NewPoint Impact Fund I Access GP LLC	DE	100%	by Capital Integration Systems LLC
NewPoint Impact Fund I Access, L.P.	DE	0%	Mgmt. by NewPoint Impact Fund I Access GP LLC
Newton Portfolio Trust, LLC	DE	100%	by EPH, LLC
Nextant Aerospace, LLC	OH	100%	by Nextant Sales, LLC
Nextant Sales, LLC	OH	100%	by Fairgrave Omlie, LLC
Nice Playground LLC	DE	100%	by A24 Films LLC
Nicodemus Place, LLC	KS	100%	by Sherwood Park, Inc.
Nightmare Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
No Commas LLC	DE	100%	by A24 Films LLC
38

Name	Jurisdiction	Percent of Voting Securities Owned
North City Screams LLC	IL	100%	by 13 FEG Haunted Holdings, LLC
Northwest TCI Holdings Ltd.	Turks and Caicos	100%	by TCI FINCO LIMITED
Note Funding 1892-2, LLC	KS	100%	by EPH, LLC
NZC Capital LLC	DE	89.5%	by Todd L. Boehly, Individual
Oakridge Portfolio Trust, LLC	DE	100%	by EPH, LLC
Oaktree Entertainment, LLC	DE	100%	by MRC II Holdings, LP
Oaktree Opportunities XII CAIS (Onshore) Access Fund, L.P.	DE	0%	Mgmt. by CAIS OT Opportunities XII CAIS (Onshore) Access Fund GP LLC
Oasis BH, LLC	DE	29.33%	by CI BH Holdings II LLC
Oasis BH, LLC	DE	58.22%	by CI BH Holdings LLC
Oasis West Realty LLC	DE	100%	by OWR Mezz II Borrower LLC
OBH FB Issuer LLC	DE	100%	by OBH PE Issuer II LLC
OBH HoldCo LLC	DE	100%	by OBH HoldCo Pledgor LLC
OBH HoldCo Pledgor LLC	DE	100%	by OBH FB Issuer LLC
OBH Intermediate Holdco, LLC	DE	100%	by Oasis BH, LLC
OBH PE Issuer II LLC	DE	100%	by OBH PE Issuer LLC
OBH PE Issuer LLC	DE	100%	by Oasis BH, LLC
Ocarina Incident LLC	DE	100%	by After The Fact LLC
OCM Private Wealth Alternative Opportunities Fund I GP LLC	DE	100%	by Capital Integration Systems LLC
OCM Private Wealth Alternative Opportunities Fund I, L.P.	DE	0%	Mgmt. by OCM Private Wealth Alternative Opportunities Fund I GP LLC
OGS London Limited	GRB	100%	by Mana OpCo Limited
On The Rocks LLC	DE	100%	by After The Fact LLC
One BH Investors LLC	DE	77.5%	by Cain RE LLC
One BH Investors LLC	DE	22.5%	by Mana BH LLC
One Brick Select Private Equity 2024 GP LLC	DE	100%	by Capital Integration Systems LLC
One Brick Select Private Equity 2024, L.P.	DE	0%	Mgmt. by One Brick Select Private Equity 2024 GP LLC
One Brick Select Private Real Estate 2025 GP LLC	DE	100%	by Capital Integration Systems LLC
One Brick Select Private Real Estate 2025, L.P.	DE	0%	Mgmt. by One Brick Select Private Real Estate 2025 GP LLC
One For All Productions LLC	DE	100%	by A24 Films LLC
One For All Rights LLC	DE	100%	by A24 Films LLC
One Sky Flight Holdings, LLC	DE	100%	by Epic Aero, Inc.
One Sky Flight, LLC	DE	100%	by One Sky Flight Holdings, LLC
Onslaught Productions Inc.	CAN	100%	by Onslaught Rights LLC
Onslaught Rights LLC	DE	100%	by A24 Films LLC
Orlando Portfolio Trust, LLC	DE	100%	by Rocky Portfolio Trust, LLC
Osler Media Inc.	CAN	100%	by A24 Sunset LLC
Osler Media Quebec Inc.	CAN	100%	by A24 Sunset LLC
Oso Season LLC	DE	100%	by A24 Films LLC
Owl Capital, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
OWR Hotel Owner LLC	DE	100%	by OWR Intermediate Co LLC
OWR Intermediate Co LLC	DE	100%	by OWR InvestCo LLC
OWR InvestCo LLC	DE	100%	by OBH HoldCo LLC
OWR Mezz II Borrower LLC	DE	100%	by OBH Intermediate Holdco, LLC
Ozawkie LLC	KS	100%	by Dayton Funding, LLC
Paderna sp.zo.o	Poland	100%	by PZO JV B.V.
Palm Beach Ambassador Fee Borrower LLC	DE	100%	by Palm Beach Ambassador Fee Pledgor LLC
Palm Beach Ambassador Fee Pledgor LLC	DE	100%	by The Ambassador Hotel Cooperative Apartments Corp.
39

Name	Jurisdiction	Percent of Voting Securities Owned
Palm Beach Ambassador Holdco LLC	DE	100%	by Palm Beach Edgewater/Ambassador JV LLC
Palm Beach Ambassador Leasehold Borrower LLC	DE	100%	by Palm Beach Ambassador Leasehold Pledgor LLC
Palm Beach Ambassador Leasehold Pledgor LLC	DE	100%	by Palm Beach Ambassador Holdco LLC
Palm Beach Edgewater Fee Borrower LLC	DE	100%	by Palm Beach Edgewater Fee Pledgor LLC
Palm Beach Edgewater Fee Pledgor LLC	DE	100%	by The Edgewater House Corporation
Palm Beach Edgewater Holdco LLC	DE	100%	by Palm Beach Edgewater/Ambassador JV LLC
Palm Beach Edgewater Leasehold Borrower LLC	DE	100%	by Palm Beach Edgewater Leasehold Pledgor LLC
Palm Beach Edgewater Leasehold Pledgor LLC	DE	100%	by Palm Beach Edgewater Holdco LLC
Palm Beach Edgewater/Ambassador JV LLC	DE	50.0%	by ACZ PB Holdings, LLC
Palmer Portfolio Trust, LLC	DE	100%	by Primrose Portfolio Trust, LLC
Palouse Productions LLC	DE	100%	by A24 Films LLC
Panagram Senior Loan Fund I GP, LLC	DE	100%	by ESCA Holdings, LLC
Panagram Senior Loan Fund I, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund I GP, LLC
Panagram Senior Loan Fund II GP, LLC	DE	100%	by ESCA Holdings, LLC
Panagram Senior Loan Fund II, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund II GP, LLC
Panagram Senior Loan Fund III GP, LLC	DE	100%	by ESCA Holdings, LLC
Panagram Senior Loan Fund III, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund III GP, LLC
Panagram Senior Loan Fund IV GP, LLC	DE	100%	by ESCA Holdings, LLC
Panagram Senior Loan Fund IV, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund IV GP, LLC
Panagram Senior Loan Fund V GP, LLC	DE	100%	by ESCA Holdings, LLC
Panagram Senior Loan Fund V, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund V GP, LLC
Panagram Senior Loan Fund VI GP, LLC	DE	100%	by ESCA Holdings, LLC
Panagram Senior Loan Fund VI, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund VI GP, LLC
Parks and Haites Limited	GBR	100%	by A24 Films LLC
PayActiv, Inc.	DE	17.65%	by Eldridge PayActiv Holdings LLC
PD Holdings LLC	DE	100%	by Dayton Funding, LLC
Peasant Productions LLC	DE	100%	by A24 Films LLC
Peasant Rights LLC	DE	100%	by A24 Films LLC
Perry Park, LLC	KS	100%	by Security Benefit Life Insurance Company
Perry Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
PG Senior Loan Fund VIII Issuer, LLC	DE	100%	by Merriam Portfolio Trust, LLC
PG32OS LLC	DE	100%	by Policygenius LLC
Pickleback NOLA, LLC	LA	100%	by MRC II Holdings, LP
Pickleback, LLC	CA	100%	by MRC II Holdings, LP
Pinckney Holdings, LLC	DE	100%	by Security Benefit Life Insurance Company
Pinecrest Portfolio Trust, LLC	DE	100%	by EPH, LLC
Pinegrove Capital Partners I Access, L.P.	DE	0%	Mgmt. by CAIS Pinegrove Capital Partners I Access GP LLC
Pink Chair Productions LLC	DE	100%	by After The Fact LLC
Pink Opaque LLC	DE	100%	by After The Fact LLC
Pixion Games Limited	GBR	11.62%	by Eldridge Pixion Funding LLC
PME AH LLC	DE	100%	by EMH II, LLC
PME Holdings, LLC	DE	100%	by PME TopCo, LLC
PME Investor, LLC	DE	100%	by Eldridge Sports and Entertainment GP, LP
PME Music, LLC	DE	100%	by PME Holdings, LLC
PME TopCo, LLC	DE	40.0%	by EMH-PME Holdings, LLC
PME-DCP HoldCo, LLC	DE	100%	by PME TopCo, LLC
Poker Face CDN Productions Inc.	CAN	100%	by MRC II Holdings, LP
Policygenius BGA LLC	DE	100%	by Zinnia Tech Solutions LLC
Policygenius LLC	DE	100%	by Zinnia Tech Solutions LLC
Poppy Field Productions, LLC	CA	100%	by MRC II Holdings, LP
Portsmouth Zenith Holdings Limited	GBR	100%	by CI-F Zenith UK Holdings Limited
40

Name	Jurisdiction	Percent of Voting Securities Owned
Post Portfolio Trust, LLC	DE	100%	by Monroe Portfolio Trust, LLC
Potwin Place, LLC	KS	100%	by Dayton Funding, LLC
Prairie Hill, LLC	KS	100%	by Sherwood Park, Inc.
PrescientCo Holdings, LLC	DE	16.58%	by Eldridge PCH Holdings, LLC
PrescientCo Holdings, LLC	DE	15.25%	by Mayfair Portfolio Trust, LLC
PrescientCo Holdings, LLC	DE	23.50%	by Palmer Portfolio Trust, LLC
PrescientCo Holdings, LLC	DE	24.82%	by Steamboat Portfolio Trust, LLC
PrescientCo LLC	DE	100%	by PrescientCo Holdings, LLC
Prezzo Trading Limited	GBR	100%	by Brava Hospitality Group Limited
Priest Lake Haunted Woods, LLC	TN	100%	by Nightmare Holdings, LLC
Primary Issue Anchor Separate Account LLC	DE	100%	by Sherwood Park, Inc.
Primrose Portfolio Trust, LLC	DE	100%	by EPH, LLC
Princess Klepto LLC	DE	100%	by After The Fact LLC
PrivateFly Limited	GBR	100%	by Skyjet Europe Limited
Procyon Evergreen I GP LLC	DE	100%	by Capital Integration Systems LLC
Procyon Evergreen I, L.P.	DE	0%	Mgmt. by Procyon Evergreen I GP LLC
Procyon Vintage I GP LLC	DE	100%	by Capital Integration Systems LLC
Procyon Vintage I, L.P.	DE	0%	Mgmt. by Procyon Vintage I GP LLC
Prospect Portfolio Trust, LLC	DE	100%	by EPH, LLC
Public House Productions LLC	DE	100%	by A24 Films LLC
Pumpkin Fest Holdings, LLC	DE	100%	by 13FEG Ops, LLC
Putnam Asset Holdings, LLC	DE	100%	by EPH, LLC
PZO JV B.V.	Netherlands	90.0%	by CIEF1 UK Holdings Limited
Queen Morgan, LLC	CA	100%	by MRC Documentary Holdings, LLC
Queens LLC	DE	100%	by After The Fact LLC
Quinton Heights, LLC	KS	100%	by Dayton Funding, LLC
RA 1537 Holding Limited	GBR	100%	by Mana Holdco Limited
Radnor Equity Partners, L.P.	DE	0%	Mgmt. by CAIS Radnor Equity Partners GP LLC
Raging Bear, LLC	DE	100%	by MRC II Holdings, LP
Raising Destiny, LLC	CA	100%	by MRC Documentary, L.P.
Ramy Rights LLC	DE	100%	by A24 Films LLC
Randolph Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Ravenwood Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Razor's Edge Fund IV Access GP LLC	DE	100%	by Capital Integration Systems LLC
Razor's Edge Fund IV Access, L.P.	DE	0%	Mgmt. by Razor's Edge Fund IV Access GP LLC
Real American Hero LLC	DE	100%	by A24 Films LLC
Real American Hero Productions Ltd.	CAN	100%	by Real Hero Rights LLC
Real American Hero Quebec Productions Ltd.	CAN	100%	by Real American Hero LLC
Real Hero Rights LLC	DE	100%	by A24 Films LLC
Red Sea 2022-1, LLC	KS	100%	by Sherwood Park, Inc.
Red Sea 2024-1, LLC	KS	100%	by Sherwood Park, Inc.
Red Sea 2024-6, LLC	DE	100%	by Eldridge Wealth Solutions, Inc.
Renegade Brands USA, INC.	DE	20.0%	by Canon Portfolio Trust, LLC
Ride or Die CDN Productions Inc.	CAN	100%	by MRC II Holdings, LP
Ride or Die Productions, LLC	CA	100%	by MRC II Holdings, LP
Ridge Media Holdings, LLC	DE	100%	by GEC Finance, LLC
Rights By Lloyd LLC	DE	100%	by A24 Films LLC
Ring Finger LLC	DE	100%	by A24 Films LLC
Ring Finger Rights LLC	DE	100%	by A24 Films LLC
Riot Going On, LLC	CA	100%	by MRC Documentary, L.P.
Ripley Park, LLC	DE	70.0%	by Sherwood Park, Inc.
Ripple Effects CDN Productions Inc.	CAN	100%	by MRC II Holdings, LP
Ripple Effects Productions, LLC	CA	100%	by MRC II Holdings, LP
41

Name	Jurisdiction	Percent of Voting Securities Owned
Rivabella sp.zo.o	Poland	100%	by Krakow Office Park B.V.
Riverside Portfolio Trust, LLC	DE	100%	by EPH, LLC
RJPC Holdings LLC	DE	95.0%	by RJPC Investor, LLC
RJPC Investor, LLC	DE	50.0%	by Eldridge RJPC Holdings, LLC
RJPC Investor, LLC	DE	50.0%	by Stonebriar Commercial Finance LLC
RJPC Lender LLC	DE	100%	by RJPC Holdings LLC
RNF AB Assetco, LLC	DE	100%	by Dayton Funding, LLC
RNF Assetco, LLC	KS	100%	by Mine Creek, LLC
Rocky Portfolio Trust, LLC	DE	100%	by McBride Portfolio Trust, LLC
Roll Down, LLC	CA	100%	by MRC II Holdings, LP
Rolling Stone Licensing LLC	DE	100%	by Rolling Stone LLC
Rolling Stone LLC	DE	100%	by Rolling Stone Media, LLC
Rolling Stone Media, LLC	DE	100%	by PME Music, LLC
Roman 1 Sarl	LUX	100%	by Roman JV Sarl
Roman 2 Sarl	LUX	100%	by Roman JV Sarl
Roman JV Sarl	LUX	100%	by CI Roman Holdings Sarl
Roman SNC	France	99.9%	by Roman 1 Sarl
Roman SNC	France	0.01%	by Roman 2 Sarl
Rosa Alpina 1537 S.R.L.	Italy	49.0%	by RA 1537 Holding Limited
Round About Bar LLC	DE	100%	by After The Fact LLC
Round About Pub Limited	GBR	100%	by A24 Films LLC
Royalty Rights LLC	DE	100%	by A24 Films LLC
RoyaltyHL5 LLC	DE	100%	by After The Fact LLC
RS Branding, LLC	DE	100%	by Rolling Stone LLC
Ruby Portfolio Trust, LLC	DE	100%	by EPH, LLC
Ruby Slipper Pair, LLC	KS	100%	by Sherwood Park, Inc.
Rules Beauty, Inc.	DE	36.57%	by A24 Ventures LLC
Rush Job LLC	DE	100%	by A24 Films LLC
S (BOS) LLC	MA	100%	by Competitive Socializing US LLC
S (CHI) LLC	DE	100%	by Competitive Socializing US LLC
S(LSV) LLC	NV	100%	by Competitive Socializing US LLC
S(WBP)LLC	DC	100%	by Competitive Socializing US LLC
S(WDC) LLC	DC	100%	by Competitive Socializing US LLC
S(WMB) LLC	NY	100%	by Competitive Socializing US LLC
Sable River Capital, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Sager House (Almeida) Limited	GBR	100%	by CH Capital A Holdings LLC
SAILES 2, LLC	DE	100%	by Security Benefit Life Insurance Company
Salsa Cruiseline Limited	GBR	100%	by A24 Films LLC
SAM Alternative Investment Opportunities Fund I, L.P.	DE	0%	Mgmt. by CAIS SAM Alternative Investment Opportunities Fund I GP LLC
SAM Alternative Investment Opportunities Fund II GP LLC	DE	100%	by Capital Integration Systems LLC
SAM Alternative Investment Opportunities Fund II, L.P. Offshore	CYM	0%	Mgmt. by SAM Alternative Investment Opportunities Fund II GP LLC
Sapphire NY Hotel (Corp) LLC	DE	100%	by Sapphire NY Hotel HoldCo LLC
Sapphire NY Hotel Dining LLC	DE	100%	by Sapphire NY Hotel HoldCo LLC
Sapphire NY Hotel HoldCo LLC	DE	100%	by CGREF AIV 1 LP
Sapphire NY Hotel MezzCo LLC	DE	99.0%	by Sapphire NY Hotel PropCo HoldCo LLC
Sapphire NY Hotel OpCo GP LLC	DE	100%	by Sapphire NY Hotel OpCo HoldCo LLC
Sapphire NY Hotel OpCo HoldCo LLC	DE	99.0%	by Sapphire NY Hotel HoldCo LLC
Sapphire NY Hotel OpCo LP	DE	100%	by Sapphire NY Hotel OpCo HoldCo LLC
Sapphire NY Hotel PropCo HoldCo LLC	DE	100%	by Sapphire NY Hotel HoldCo LLC
Sapphire NY Hotel PropCo LLC	DE	100%	by Sapphire NY Hotel MezzCo LLC
42

Name	Jurisdiction	Percent of Voting Securities Owned
Saving The World LLC	DE	100%	by A24 Films LLC
SB 625 Madison Holding, LLC	DE	100%	by Security Benefit Life Insurance Company
SB Corporate Funding LLC	DE	100%	by Eldridge Wealth Solutions, Inc.
SB Corporate Funding LLC	DE	100%	by Eldridge Wealth Solutions, Inc.
SB ISH LLC	DE	100%	by Security Benefit Life Insurance Company
SB Knoema Holdings, LLC	DE	100%	by Gladstone Portfolio Trust, LLC
SB Restructured Asset, LLC	DE	100%	by Hawk Trail, LLC
SBC Civic Center LLC	DE	100%	by Mason Portfolio Trust, LLC
SBC LAD Holdings, LLC	DE	100%	by Eldridge Wealth Solutions, Inc.
SB-HS LOJV GP, LLC	DE	0%	Mgmt. by SB-HS Lot Option Joint Venture, LLC
SB-HS Lot Option Joint Venture, LLC	DE	99.0%	by Stonebriar Commercial Finance LLC
SB-HS Lot Option Pool 01, LP	DE	0%	Mgmt. by SB-HS LOJV GP, LLC
SB-HS Lot Option Pool 2, LP	DE	0%	Mgmt. by SB-HS LOJV GP, LLC
SBL Holdings, Inc.	KS	100%	by Eldridge Wealth Solutions, Inc.
SBT Investors LLC	DE	100%	by NZC Capital LLC
SBT Media Holdings, LLC	DE	100%	by SBT Investors, LLC
SBT-WWB, LLC	DE	100%	by SBT Investors, LLC
SCF 1187-001A LLC	DE	65.0%	by Stonebriar Commercial Finance LLC
SCF 1187-002AP LLC	DE	86.1%	by Stonebriar Commercial Finance LLC
SCF 1187-003AP LLC	DE	68.6%	by Stonebriar Commercial Finance LLC
SCF 1239-003R LLC	DE	64.53%	by Stonebriar Commercial Finance LLC
SCF 1239-004R LLC	DE	64.53%	by Stonebriar Commercial Finance LLC
SCF 1286-005MRL LLC	DE	65.0%	by Stonebriar Commercial Finance LLC
SCF 1286-006CMR LLC	DE	70.67%	by Stonebriar Commercial Finance LLC
SCF 1286-009CS LLC	DE	84.43%	by Stonebriar Commercial Finance LLC
SCF 1322SL LLC	DE	85.24%	by Stonebriar Commercial Finance LLC
SCF 1324-01MB LLC	DE	65.84%	by Stonebriar Commercial Finance LLC
SCF 1337BCB LLC	DE	72.54%	by Stonebriar Commercial Finance LLC
SCF 1341UL LLC	DE	53.82%	by Stonebriar Commercial Finance LLC
SCF 1343-01M LLC	DE	63.22%	by Stonebriar Commercial Finance LLC
SCF 1358-001A LLC	DE	64.94%	by Stonebriar Commercial Finance LLC
SCF 1373-001OT LLC	DE	50.34%	by Stonebriar Commercial Finance LLC
SCF 1378-002R LLC	DE	51.13%	by Stonebriar Commercial Finance LLC
SCF 1406-003T LLC	DE	56.91%	by Stonebriar Commercial Finance LLC
SCF Aviation Capital LLC	DE	100%	by SCF Funding LLC
SCF Canada 2019-2 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2020 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2021 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2022 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2022-2 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2023-1 GP Ltd.	CAN	99.9%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2024-1 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2025-1 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2025-2 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2026-1 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2026-2 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada Revolver GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Equipment Leasing 2019-2 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2020-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2021-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2022-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2022-2 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2023-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
43

Name	Jurisdiction	Percent of Voting Securities Owned
SCF Equipment Leasing 2024-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing Canada 2019-2 Limited Partnership	CAN	99.9%	by SCF Canada 2019-2 GP Ltd.
SCF Equipment Leasing Canada 2020-1 Limited Partnership	CAN	99.9%	by SCF Canada 2020 GP Ltd.
SCF Equipment Leasing Canada 2021-1 Limited Partnership	CAN	99.9%	by SCF Canada 2021 GP Ltd.
SCF Equipment Leasing Canada 2022-1 Limited Partnership	CAN	99.9%	by SCF Canada 2022 GP Ltd.
SCF Equipment Leasing Canada 2022-2 Limited Partnership	CAN	99.9%	by SCF Canada 2022-2 GP Ltd.
SCF Equipment Leasing Canada 2023-1 Limited Partnership	CAN	99.9%	by SCF Canada 2023-1 GP Ltd.
SCF Equipment Leasing Canada 2024-1 Limited Partnership	CAN	99.9%	by SCF Canada 2024-1 GP Ltd.
SCF Equipment Leasing Canada 2025-1 Limited Partnership	CAN	99.9%	by SCF Canada 2025-1 GP Ltd.
SCF Equipment Leasing Canada 2025-2 Limited Partnership	CAN	99.9%	by SCF Canada 2025-2 GP Ltd.
SCF Equipment Leasing Canada 2026-1 Limited Partnership	CAN	99.9%	by SCF Canada 2026-1 GP Ltd.
SCF Equipment Leasing Canada 2026-2 Limited Partnership	CAN	99.9%	by SCF Canada 2026-2 GP Ltd.
SCF Funding LLC	DE	100%	by Stonebriar Finance Holdings LLC
SCF FW Issuer LLC	DE	100%	by SCF Aviation Capital LLC
SCF Goose LLC	DE	100%	by SCF Aviation Capital LLC
SCF Maverick LLC	DE	100%	by SCF Aviation Capital LLC
SCF Merlin LLC	DE	100%	by SCF Aviation Capital LLC
SCF MRL Subsidiary LLC	DE	84.96%	by Stonebriar Commercial Finance LLC
SCF NBL LLC	DE	100%	by SCF Funding LLC
SCF Preferred Equity II, LLC	DE	0%	Mgmt. by Stonebriar Finance Holdings LLC
SCF Preferred Equity, LLC	DE	0%	Mgmt. by Stonebriar Finance Holdings LLC
SCF Rail Leasing LLC	DE	100%	by SCF Funding LLC
SCF Revolver 2018-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Revolver Canada Limited Partnership	CAN	99.9%	by SCF Canada Revolver GP Ltd.
SCF SB Investor, LLC	KS	100%	by Sherwood Park, Inc.
SCF Servicing Company LLC	DE	99.0%	by SCF Funding LLC
Scranton Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
SE2 Services LLC	DE	100%	by Zinnia Corporate Holdings, LLC
se2, LLC	KS	100%	by Zinnia Corporate Holdings, LLC
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Second Failure, LLC	CA	100%	by MRC II Holdings, LP
Security Benefit Academy, Inc.	KS	100%	by Eldridge Wealth Solutions, Inc.
Security Benefit Business Services, LLC	KS	100%	by Eldridge Wealth Solutions, Inc.
Security Benefit Life Insurance Company	KS	100%	by SBL Holdings, Inc.
Security Distributors, LLC	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by SBL Holdings, Inc.
Seek Data Holdings, LLC	DE	71.80%	by SB Knoema Holdings, LLC
Seek Data LLC	TN	100%	by Seek Data Holdings, LLC
Sensory Impact Group, LLC	DE	100%	by Arch Portfolio Trust, LLC
Sentient Holdings, LLC	DE	100%	by One Sky Flight, LLC
Sentient Jet Charter, LLC	DE	100%	by Sentient Jet, LLC
Sentient Jet, LLC	DE	100%	by Sentient Holdings, LLC
Sesame Marketplace, Inc.	DE	90.0%	by Aurify Brands Management, LLC
44

Name	Jurisdiction	Percent of Voting Securities Owned
Seward Street Maiden Voyage, LLC	CA	100%	by X4Y LLC
Seward Street Productions, LLC	CA	100%	by Seward Street Maiden Voyage, LLC
SFG Multi-Strategy Fund GP LLC	DE	100%	by Capital Integration Systems LLC
SFG Multi-Strategy Fund, L.P.	DE	0%	Mgmt. by SFG Multi-Strategy Fund GP LLC
Shamrock Valley, LLC	KS	100%	by Security Benefit Life Insurance Company
Sharp FundingCo LP	DE	0%	Mgmt. by Eldridge Sharp FC LLC
Sharp FundingCo LP	DE	0%	Mgmt. by Sharp Squared GSD LLC
Sharp FundingCo LP	DE	0%	Mgmt. by Sharp Squared PB LP
Sharp FundingCo LP	DE	0%	Mgmt. by Sharp Squared PC LP
Sharp FundingCo SP LP	DE	0%	Mgmt. by Sharp FundingCo LP
Sharp FundingCo W LP	DE	0%	Mgmt. by Sharp FundingCo LP
Sharp Squared GSD LLC	DE	100%	by Eldridge Sharp Holdings LLC
Sharp Squared PB GP LLC	DE	100%	by Eldridge Industries, LLC
Sharp Squared PB LP	DE	0%	Mgmt. by Eldridge Sharp PB LLC
Sharp Squared PB LP	DE	0%	Mgmt. by Sharp Squared PB GP LLC
Sharp Squared PC GP LLC	DE	100%	by Eldridge Industries, LLC
Sharp Squared PC LP	DE	0%	Mgmt. by Eldridge Sharp PC LLC
Sharp Squared PC LP	DE	0%	Mgmt. by Sharp Squared PC GP LLC
Sharp Squared PI LLC	DE	100%	by Eldridge Sharp Holdings LLC
Shelter At Home LLC	DE	100%	by A24 Films LLC
Shepherd's Pie UK Ltd	GBR	100%	by MRC II Holdings, LP
Shepherd's Pie, LLC	CA	100%	by MRC II Holdings, LP
Sherwood Park, Inc.	KS	100%	by Eldridge Wealth Solutions, Inc.
Shock Hill Field, LLC	KS	100%	by Sherwood Park, Inc.
Short of the Week, LLC	DE	10.3%	by Sugar23, Inc.
Simpatica Decisao Unipessoal Lda.	LUX	100%	by Blackbrook Property Holdings SARL
Simples Rotina Unipessoal Lda.	LUX	100%	by Blackbrook Property Holdings SARL
Sirio Acquisition S.r.l.	Italy	100%	by Flexjet International, DAC
Sirio S.p.A.	Italy	95.0%	by Sirio Acquisition S.r.l.
Sixth Avenue Reinsurance Company	VT	100%	by Security Benefit Life Insurance Company
Sixth Floor LLC	DE	100%	by A24 Films LLC
SJS&W Washington OpCo LLC	DE	100%	by St. James Sports and Wellness Washington LLC
SJS&W Washington PropCo LLC	DE	100%	by St. James Sports and Wellness Washington LLC
SJS&W Washington Property LLC	DE	100%	by St. James Sports and Wellness Washington LLC
Skyjet Europe Limited	GBR	100%	by One Sky Flight, LLC
Skylark Portfolio Trust, LLC	DE	100%	by EPH, LLC
Skyline Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Slayground LLC	DE	100%	by A24 Films LLC
Slayground Productions Inc.	CAN	100%	by Slayground Rights LLC
Slayground Rights LLC	DE	100%	by A24 Films LLC
Slushie LLC	DE	100%	by After The Fact LLC
Smith Portfolio Trust, LLC	DE	100%	by Walsh Portfolio Trust, LLC
Social By Lloyd Limited	GBR	100%	by A24 Films LLC
Social By Lloyd LLC	DE	100%	by A24 Films LLC
Societe Nouvelle De L'hotel Bora Bora	French Polynesia	88.98%	by Tahitian Resorts Limited
Soggy Jam UK Limited	GBR	100%	by MRC II Holdings, LP
Soggy Jam, LLC	CA	100%	by MRC II Holdings, LP
Somebody Told Me, LLC	DE	100%	by Eldridge IP Holdings LLC
Sommsation Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Sommsation Services Holdings LLC	DE	100%	by Sommsation Holdings, LLC
Sommsation Services, LLC	DE	100%	by Sommsation Holdings, LLC
Sommsation, LLC	DE	100%	by Sommsation Holdings, LLC
45

Name	Jurisdiction	Percent of Voting Securities Owned
Soundview Portfolio Trust, LLC	DE	100%	by Field Point Portfolio Trust, LLC
South Audley Street LLP	GBR	0%	Board rights held by CH Capital A Holdings LLC
Speed Bump LLC	GBR	100%	by A24 Films LLC
Spinmedia LLC	DE	100%	by EMH-PME Holdings, LLC
Spoon River Investments, LLC	DE	100%	by SBT Investors, LLC
Sports Media Technology Corporation	DE	14.1%	by Steamboat Portfolio Trust, LLC
SRSB Credit Fund LLC	KS	100%	by Chain Bridge Opportunistic Funding Holdings, LLC
SRSB OCF LLC	KS	100%	by Chain Bridge Opportunistic Funding Holdings, LLC
SSVP Capital, LLC	KS	100%	by Hawk Trail, LLC
St. James Sports and Wellness Washington LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
StandardVision MIP, LLC	DE	100%	by Eldridge StandardVision Holdings, LLC
Starmaker Rights LLC	DE	100%	by A24 Films LLC
Starmaker Studios LLC	DE	100%	by A24 Films LLC
Steamboat Portfolio Trust, LLC	DE	100%	by EPH, LLC
Stereogum Media LLC	DE	20.0%	by EMG AH LLC
Stewart Street Productions, LLC	DE	100%	by DCP Holdings DE, LLC
Stonebriar ABF Holdings LLC	DE	83.0%	by Stonebriar Holdings LLC
Stonebriar ABF Issuer LLC	DE	100%	by Stonebriar ABF Holdings LLC
Stonebriar Commercial Finance Canada Inc.	CAN	100%	by SCF Funding LLC
Stonebriar Commercial Finance LLC	DE	100%	by SCF Funding LLC
Stonebriar Finance Holdings LLC	DE	88.4%	by Stonebriar Holdings LLC
Stonebriar Global Management Holdings LLC	DE	100%	by Stonebriar Holdings LLC
Stonebriar Global Management LLC	DE	100%	by Eldridge Capital Management, LLC
Stonebriar Holdings II LLC	DE	1.0%	by Eldridge Wealth Solutions, Inc.
Stonebriar Holdings II LLC	DE	99.0%	by Stonebriar Holdings LLC
Stonebriar Holdings LLC	DE	100%	by Three L Finance Holdings, LLC
Stonebriar IFH LLC	DE	100%	by SCF Funding LLC
Strataca Holdings, LLC	KS	100%	by Sherwood Park, Inc.
Strivers LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
Studio Momo LLC	DE	100%	by After The Fact LLC
Stuerza Properties Ltd	Cyprus	100%	by B.L. Bluepro Holdings Ltd
Sugar23 Podcast Group LLC	DE	100%	by Sugar23, Inc.
Sugar23, Inc.	DE	16.90%	by Valence Circle Up, LLC
Sulliverhills Spain, SLU	Spain	95.0%	by CIEF1 UK Holdings Limited
Sunday Best, LLC	CA	100%	by MRC Documentary, L.P.
Sunny Waves, LLC	CA	100%	by MRC II Holdings, LP
Sunset Hills, LLC	KS	100%	by Sherwood Park, Inc.
Sunset Screams LLC	TX	100%	by 13 FEG Haunted Holdings, LLC
Super Eagles, LLC	CA	100%	by MRC Documentary Holdings, LLC
Super, Awesome & Amazing LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
Sweepstakes Hero, LLC	CA	100%	by MRC Documentary, L.P.
Swingers 1 Limited	GBR	100%	by Competitive Socialising Limited
Swingers 2 Limited	GBR	100%	by Competitive Socialising Limited
Swingers BOS, LLC	DE	50.0%	by S (BOS) LLC
Swingers NY LLC	NY	100%	by Competitive Socializing US LLC
SXSW, LLC	TX	50.0%	by PME Holdings, LLC
Syracuse City, LLC	KS	100%	by Sherwood Park, Inc.
Tahitian Resorts Limited	BVI	100%	by TR Finco Limited
Talk Later LLC	DE	100%	by A24 Films LLC
Tamarack Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
TCG Private Credit 2024, L.P.	DE	0%	Mgmt. by CAIS TCG Private Credit 2024 GP LLC
46

Name	Jurisdiction	Percent of Voting Securities Owned
TCG Private Equity 2022, L.P.	DE	0%	Mgmt. by CAIS TCG Private Equity 2022 GP LLC
TCI Finco LIMITED	GBR	100%	by Mana Holdco Limited
Technicolor Dreamcourt LLC	DE	100%	by A24 Films LLC
Terror on the Fox Holdings, LLC	CO	100%	by 13 FEG Haunted Holdings, LLC
TFEG ABG LA JV, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
TFEG LB Event LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
TFEG OW JV, LLC	DE	50.0%	by Thirteenth Floor Entertainment Group, LLC
TFEG Winchester Event LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
The Ambassador Hotel Cooperative Apartments Corp.	FL	100%	by Palm Beach Ambassador Holdco LLC
The Edgewater House Corporation	FL	100%	by Palm Beach Edgewater Holdco LLC
The Eldridge Convive Irrevocable Trust, LLC	DE	100%	by Eldridge Convive Holdings II, LLC
The Eldridge FGNY Irrevocable Trust	DE	0%	Mgmt. by Eldridge FGNY Holdings, LLC
The Hollywood Reporter, LLC	DE	100%	by PME Holdings, LLC
The Most Down to Earth, LLC	CA	100%	by MRC Documentary, L.P.
The St. James FCVA LLC	VA	100%	by SJS&W Washington Property LLC
The St. James Lacrosse LLC	VA	100%	by SJS&W Washington Property LLC
The St. James Media LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
The St. James Sports & Wellness Lincolnshire LLC	DE	100%	by Cain International LP
The St. James Sports and Wellness Complex LLC	DE	0%	Board rights held by CHE SJG LLC
The Stage Shoreditch (Commercial Tower) GP Ltd	GBR	100%	by The Stage Shoreditch (Commercial Tower) Unit Trust
The Stage Shoreditch (Commercial Tower) LP	GBR	99.9%	by The Stage Shoreditch (Commercial Tower) Unit Trust
The Stage Shoreditch (Commercial Tower) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Commercial Tower) GP Ltd
The Stage Shoreditch (Commercial Tower) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Containers) GP Ltd	GBR	100%	by The Stage Shoreditch (Containers) Unit Trust
The Stage Shoreditch (Containers) LP	GBR	99.9%	by The Stage Shoreditch (Containers) Unit Trust
The Stage Shoreditch (Containers) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Containers) GP Ltd
The Stage Shoreditch (Containers) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Curtain Theatre) GP Ltd	GBR	100%	by The Stage Shoreditch (Curtain Theatre) Unit Trust
The Stage Shoreditch (Curtain Theatre) LP	GBR	64.9%	by The Stage Shoreditch (Curtain Theatre) Unit Trust
The Stage Shoreditch (Curtain Theatre) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Curtain Theatre) GP Ltd
The Stage Shoreditch (Curtain Theatre) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Master) Unit Trust	JEY	99.0%	by The Stage Shoreditch LLP
The Stage Shoreditch (Office North) GP Ltd	GBR	100%	by The Stage Shoreditch (Office North) Unit Trust
The Stage Shoreditch (Office North) LP	GBR	99.9%	by The Stage Shoreditch (Office North) Unit Trust
The Stage Shoreditch (Office North) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Office North) GP Ltd
The Stage Shoreditch (Office North) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Office South) GP Ltd	GBR	100%	by The Stage Shoreditch (Office South) Unit Trust
The Stage Shoreditch (Office South) LP	GBR	99.9%	by The Stage Shoreditch (Office South) Unit Trust
The Stage Shoreditch (Office South) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Office South) GP Ltd
The Stage Shoreditch (Office South) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Pavilion) GP Ltd	GBR	65.0%	by The Stage Shoreditch (Pavilion) Unit Trust
The Stage Shoreditch (Pavilion) LP	GBR	99.9%	by The Stage Shoreditch (Pavilion) Unit Trust
The Stage Shoreditch (Pavilion) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Pavilion) GP Ltd
The Stage Shoreditch (Pavilion) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (The Tower) GP Ltd	GBR	100%	by The Stage Shoreditch (The Tower) Unit Trust
The Stage Shoreditch (The Tower) LP	GBR	99.9%	by The Stage Shoreditch (The Tower) Unit Trust
47

Name	Jurisdiction	Percent of Voting Securities Owned
The Stage Shoreditch (The Tower) Nominee Ltd	GBR	100%	by The Stage Shoreditch (The Tower) GP Ltd
The Stage Shoreditch (The Tower) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Deveopment LLP	GBR	100%	by The Stage Shoreditch LLP
The Stage Shoreditch LLP	GBR	17.09%	by CH Capital A Holdings LLC
The Stage Shoreditch LLP	GBR	65.56%	by CH McCourt (The Stage) LLC
The Stage Shoreditch Management Ltd	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Master Residential Limited	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Rental Residential Limited	GBR	100%	by The Stage Shoreditch Master Residential Limited
The Stage Shoreditch Residential HoldCo Limited	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Residential Ltd	GBR	100%	by The Stage Shoreditch Residential HoldCo Limited
Thirteenth Floor Entertainment Group, LLC	DE	50.0%	by Sensory Impact Group, LLC
Thornwood Capital, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Three L Finance Holdings, LLC	DE	100%	by Eldridge Equipment Finance LLC
Thurston Aviation Engineering Limited	GBR	100%	by Flexjet Operations Ltd.
Thurston Aviation Limited	GBR	100%	by Flexjet Operations Ltd.
TLB-GBM, LLC	DE	100%	by Todd L. Boehly, Individual
Topeka Grand Hotels, LLC	DE	37.0%	by Security Benefit Life Insurance Company
Tornado Digital, LLC	KS	100%	by Sherwood Park, Inc.
Touches LLC	DE	100%	by A24 Films LLC
TR Finco Limited	GBR	100%	by Mana Holdco Limited
Trigger Investco, LLC	DE	100%	by Putnam Asset Holdings, LLC
Trigger Media Group, LLC	DE	100%	by Trigger Investco, LLC
Trinity Stuart Development LLC	DE	100%	by Trinity Stuart Holding, LLC
Trinity Stuart Holding, LLC	DE	85.0%	by CI Boston Holdings LLC
Trinity Stuart Hotel LLC	DE	100%	by Trinity Stuart Holding, LLC
Trinity Stuart Mezz LLC	DE	100%	by Trinity Stuart Holding, LLC
Truebill, Inc.	DE	18.22%	by Eldridge Truebill Funding, LLC
TS Pied-a-Terre Holding, LLC	DE	100%	by Trinity Stuart Holding, LLC
TS Residences Holding, LLC	DE	100%	by Trinity Stuart Holding, LLC
TS Retail Holding, LLC	DE	100%	by Trinity Stuart Holding, LLC
TSJ Bethesda Property LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
TSJ Lincolnshire Property LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
TSJ Management Company LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
TSJ RTC Property LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
TSJ Tysons Galleria Property LLC	VA	0%	Mgmt. by The St. James Sports and Wellness Complex LLC
Turkey Club LLC	DE	100%	by A24 Films LLC
Turville Film Ltd.	GBR	100%	by A24 Films LLC
Turville Rights LLC	DE	100%	by A24 Films LLC
Tuttle Portfolio Trust, LLC	DE	100%	by EPH, LLC
Tuvoli Canada, Inc.	CAN	100%	by Tuvoli, LLC
Tuvoli Holdings, LLC	DE	16.87%	by Eldridge EA Holdings, LLC
Tuvoli Holdings, LLC	DE	2.45%	by Eldridge Tuvoli Holdings LLC
Tuvoli Holdings, LLC	DE	12.98%	by Epic Preferred Holdings II LLC
Tuvoli Holdings, LLC	DE	3.67%	by Epic Preferred Holdings LLC
Tuvoli, LLC	DE	100%	by Tuvoli Holdings, LLC
Twenty Years LLC	DE	100%	by After The Fact LLC
Un Chien Bizarre LLC	DE	100%	by A24 Films LLC
Uniq Lark Development, S.L.U.	Spain	100%	by Sulliverhills Spain, SLU
Upstate Riot, LLC	CA	100%	by MRC Documentary Holdings, LLC
Valence A24, LLC	DE	100%	by EMG AH LLC
Valence APM, LLC	DE	100%	by Media Rights Capital II, LLC
Valence Circle Up, LLC	DE	100%	by EMG AH LLC
48

Name	Jurisdiction	Percent of Voting Securities Owned
Valence FW73, LLC	DE	100%	by EMG AH LLC
Valence Media, LLC	DE	100%	by EMH-PME LLC
Valence Zig Holdings, LLC	DE	100%	by EMG AH LLC
Variety Media, LLC	DE	100%	by PME Holdings, LLC
Vectura Services LLC	DE	100%	by Eldridge Business Services LLC
Venture Brand Management LLC	DE	100%	by Sugar23, Inc.
Vibe Media Publishing, LLC	DE	100%	by PME Music, LLC
Vim & Victor LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
Viral Nation, Inc.	CAN	19.1%	by Eldridge Viral Nation Purchaseco Ltd.
Vista Portfolio Trust, LLC	DE	100%	by EPH, LLC
Vivid Seats, Inc.	DE	29.77%	by Post Portfolio Trust, LLC
Volo Sicuro, LLC	DE	5.97%	by Epic Aero, Inc.
Volo Sicuro, LLC	DE	19.89%	by Mayfair Portfolio Trust, LLC
Vydia, Inc.	DE	100%	by Gamma Media Holdings, LLC
WAAM Acquisition LLC	VA	100%	by The St. James Media LLC
WABH JV LLC	DE	0.27%	by CI BH Holdings II LLC
WABH JV LLC	DE	0.88%	by CI BH Holdings LLC
WABH LLC	DE	100%	by WABH Mezz I LLC
WABH Mezz I LLC	DE	100%	by WABH Mezz II LLC
WABH Mezz II LLC	DE	100%	by WABH JV LLC
Waldron Private Equity Fund I GP LLC		100%	by Capital Integration Systems LLC
Waldron Private Equity Fund I, L.P.	DE	0%	Waldron Private Equity Fund I GP LLC
Walker Portfolio Trust, LLC	DE	100%	by EPH, LLC
Wallace Portfolio Trust, LLC	DE	100%	by EPH, LLC
Walnut Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Walsh Portfolio Trust, LLC	DE	100%	by EPH, LLC
Wanamaker Portfolio Trust, LLC	KS	100%	by EPH, LLC
Watson Brickell Development Mezz, LLC	DE	100%	by CHE 830 Brickell LLC
Watson Brickell Development Parent, LLC	DE	50.0%	by CHE 830 Brickell LLC
Watson Brickell Development Pledgor, LLC	DE	100%	by CHE 830 Brickell LLC
Watson Brickell Development, LLC	DE	100%	by CHE 830 Brickell LLC
Waverly Growth Fund II GP LLC	DE	100%	by Capital Integration Systems LLC
Waverly Growth Fund II, L.P.	DE	0%	Mgmt. by Waverly Growth Fund II GP LLC
Way Upfronts, LLC	DE	100%	by Sugar23, Inc.
WBC, LLC	DE	100%	by MRC II Holdings, LP
Weary Blues Holdings, LLC	KS	100%	by Sherwood Park, Inc.
Weaver Portfolio Trust, LLC	DE	100%	by EPH, LLC
Weer CLT LLC	DE	100%	by A24 Films LLC
Weer Rights LLC	DE	100%	by A24 Films LLC
Weissach Capital, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Western Meadowlark Plains, LLC	KS	100%	by Sherwood Park, Inc.
Western Remedy LLC	DE	100%	by A24 Films LLC
Westgate House Developments Limited	GBR	50.0%	by Galliard Developments Ltd
Westwood Portfolio Trust, LLC	DE	100%	by EPH, LLC
White Whale Productions, LLC	CA	100%	by MRC II Holdings, LP
Wight Cap Holdings, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Wildfires, LLC	CA	100%	by MRC Documentary, L.P.
Wildwood Portfolio Trust, LLC	DE	100%	by SBT Investors, LLC
Williamstown Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Winchester Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Windsor Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Windy Screams LLC	IL	100%	by 13 FEG Haunted Holdings, LLC
Winning Spirit and Sons LLC	DE	100%	by A24 Films LLC
49

Name	Jurisdiction	Percent of Voting Securities Owned
Winward Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
WIP Slate Limited	GBR	100%	by A24 Studios Limited
Wizards Productions LLC	DE	100%	by A24 Films LLC
Wrong Trailer Park LLC	DE	92.5%	by A24 Films LLC
WWB Holdings, LLC	DE	100%	by SBT-WWB, LLC
X4Y LLC	DE	100%	by Sugar23, Inc.
Yekaterina UK Limited	GBR	100%	by MRC II Holdings, LP
Yekaterina, LLC	CA	100%	by MRC II Holdings, LP
Young Brothers LLC	DE	100%	by A24 Films LLC
ZDS Holdings LLC	DE	100%	by Zinnia Tech Solutions LLC
Zinnia Asset Holdings II, LLC	DE	100%	by Zinnia Asset Holdings, LLC
Zinnia Asset Holdings III, LLC	DE	100%	by Zinnia Holdco, LLC
Zinnia Asset Holdings, LLC	DE	100%	by Zinnia Asset Holdings III, LLC
Zinnia Business Services LLC	DE	100%	by Zinnia Corporate Holdings, LLC
Zinnia Consulting LLC	DE	100%	by Zinnia Distributor Solutions LLC
Zinnia Corporate Holdings, LLC	DE	100%	by Zinnia Asset Holdings, LLC
Zinnia Digital Service LLP	India	0.0001%	by se2, LLC
Zinnia Digital Service LLP	India	99.9999%	by Zinnia Corporate Holdings, LLC
Zinnia Distributor Solutions LLC	DE	100%	by ZDS Holdings LLC
Zinnia Holdco, LLC	KS	100%	by Eldridge Wealth Solutions, Inc.
Zinnia Tech Solutions Canada ULC	CAN	100%	by Zinnia Tech Solutions LLC
Zinnia Tech Solutions LLC	DE	100%	by Zinnia Corporate Holdings, LLC
Zinnia Technology Services Ireland	Ireland	100%	by Zinnia Corporate Holdings, LLC
First Security Benefit Life Insurance and Annuity Company of New York is the depositor of the following separate accounts: T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York, Variable Annuity Account A, and Variable Annuity Account B. As depositor of the separate accounts, FSBL might be deemed to control them.
Item 30.
Indemnification
Article IX, Section 1(a) of the By-laws of First Security Benefit Life Insurance and Annuity Company of New York includes the following provision:
The Corporation shall indemnify to the fullest extent now or hereafter provided for or permitted by law each person involved in, or made or threatened to be made a party to, any action suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the Corporation or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the Corporation, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the Corporation, or (ii) is or was serving, at the request of the Corporation, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided in Subsection (b) below.
Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31.
Principal Underwriter
(a)(1)	Security Distributors, LLC (“SDL”) acts as principal underwriter for the following separate accounts of FSBL:
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Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns II Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)
T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York

(a)(2)	SDL also acts as principal underwriter for the following separate accounts of Security Benefit Life Insurance Company:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
SBL Variable Annuity Account VIII (Variflex Extra Credit)
SBL Variable Annuity Account VIII (Variflex LS)
SBL Variable Annuity Account VIII (Variflex Signature)
SBL Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (ClassicStrategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
T. Rowe Price Variable Annuity Account

(a)(3)	SDL acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

Nationwide Multi-Flex Variable Account Nationwide Variable Account 9
(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	David G. Byrnes	President and Head of Distribution
	Colin W. Bishop	Chief Financial Officer, Treasurer, and Finance and Operations Principal
	Kurt E. Auleta	Senior Vice President, Sales Manager West
	Justin A. Jacquinot	Senior Vice President, Direct Relationships
	James J. Kiley	Senior Vice President, Education Market and Affiliates
	Michael T. Maghini	Senior Vice President, National Accounts
	Michael K. Reidy	Senior Vice President
	Matthew V. Rocha	Senior Vice President, Sales Manager East
	Richard J. Wells	Senior Vice President
	Gregory C. Garhart	Vice President, Chief Compliance Officer and AML Chief Compliance Officer
	Alison J. Pollock	Vice President and Secretary
	Aaron M. Tallen	Vice President, Inside Sales, 401k and Defined Contributions
	Donald A. Wiley	Vice President
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(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	Mark J. Carr	Assistant Vice President
	Lisa M. Young	Assistant Treasurer
*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.
(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, LLC	$0[1]	$0[2]	$0	N/A

1
FSBL pays commissions to selling broker-dealers through SDL. This is the amount paid to SDL in connection with all
Contracts sold through the Separate Account. SDL passes through to the selling broker-dealers all such amounts.

2
A contingent deferred sales charge may be assessed on a full or partial withdrawal from certain contracts supported by the Separate Account. This is the amount of contingent deferred sales charge assessed in connection with withdrawals from all such contracts, all of which is retained by FSBL

Item 31A.
Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment
Not Applicable
Item 32.
Location of Accounts and Records
[Omitted]
Item 33.
Management Services
All management contracts are discussed in Part A or Part B.
Item 34.
Fee Representation and Other Representations
Fee Representation
First Security Benefit Life Insurance and Annuity Company of New York represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Security Benefit Life Insurance and Annuity Company of New York.
Other Representations
(a)
Depositor represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.
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SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Topeka, and State of Kansas on this 29th day of April, 2026.
By:	First Security Benefit Life Insurance and Annuity Company of New York
(the Insurance Company)
*
Douglas G. Wolff, Chief Executive Officer and Director
By:	Variable Annuity Account A
(The Registered Separate Account)
*
Douglas G. Wolff, Chief Executive Officer and Director
As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 29, 2026.
SIGNATURES AND TITLES
By:	*
Douglas G. Wolff, Chief Executive Officer and Director
By:	*
Brian J. Beckett, Senior Vice President, Chief Financial Officer, and Director
By:	*
Rui Guo, Senior Vice President, Chief Actuary, Chief Product Officer, and Director
By:	*
John F. Guyot, Senior Vice President, Chief Legal Officer, and Director
By:	*
Joseph W. Wittrock, Senior Vice President, Chief Investment Officer, and Director
By:	*
Stephen A. Crane, Director
By:	*
Wayne S. Diviney, Director
By:	*
Stephen R. Herbert, Director
By:	*
Katherine P. White, Director
*By:	/s/ Alison J. Pollock
Alison J. Pollock, as Attorney-in-Fact
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EXHIBIT INDEX
(l)	Consent of Independent Registered Public Accounting Firm
101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
101.LAB	XBRL Taxonomy Extension Label Linkbase Document
101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
1